UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04416
                                                     ---------

                                  Armada Funds
         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 760 Moore Road
                            King of Prussia, PA 19406
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Bruce McConnel, Esq.
                           Drinker Biddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                           Philadelphia, PA 19103-6996
         ---------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 800-622-3863
                                                            ------------

                      Date of fiscal year end: May 31, 2004
                                               ------------

                     Date of reporting period: May 31, 2004
                                               ------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                [GRAPHIC OMITTED]

                           ARMADA FUNDS ANNUAL REPORT

                               MONEY MARKET FUNDS
                                  MAY 31, 2004


                                     (LOGO)
                                    ARMADA(R)
                                     FUNDS

                               www.armadafunds.com
                                [GRAPHIC OMITTED]

MONEY MARKET FUNDS

GOVERNMENT MONEY MARKET FUND
MONEY MARKET FUND
OHIO MUNICIPAL MONEY MARKET FUND
PENNSYLVANIA TAX EXEMPT
   MONEY MARKET FUND
TAX EXEMPT MONEY MARKET FUND
TREASURY MONEY MARKET FUND
TREASURY PLUS MONEY MARKET FUND

EQUITY FUNDS

INTERNATIONAL EQUITY FUND
LARGE CAP CORE EQUITY FUND
LARGE CAP GROWTH FUND
LARGE CAP VALUE FUND
MID CAP GROWTH FUND
MID CAP VALUE FUND
   (FORMERLY SMALL/MID CAP VALUE FUND)
S&P 500 INDEX FUND
SMALL CAP CORE FUND
SMALL CAP GROWTH FUND
SMALL CAP VALUE FUND
TAX MANAGED EQUITY FUND

ASSET ALLOCATION FUNDS

AGGRESSIVE ALLOCATION FUND
BALANCED ALLOCATION FUND
CONSERVATIVE ALLOCATION FUND

FIXED INCOME FUNDS

BOND FUND
GOVERNMENT MORTGAGE FUND
   (FORMERLY U.S. GOVERNMENT INCOME FUND)
INTERMEDIATE BOND FUND
LIMITED MATURITY BOND FUND
TOTAL RETURN ADVANTAGE FUND
ULTRA SHORT BOND FUND

TAX FREE BOND FUNDS

INTERMEDIATE TAX EXEMPT BOND FUND
   (FORMERLY NATIONAL TAX EXEMPT
   BOND FUND)
MICHIGAN INTERMEDIATE MUNICIPAL
   BOND FUND
   (FORMERLY MICHIGAN MUNICIPAL BOND FUND)
OHIO INTERMEDIATE TAX EXEMPT
   BOND FUND
   (FORMERLY OHIO TAX EXEMPT BOND FUND)
PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
   (FORMERLY PENNSYLVANIA MUNICIPAL
   BOND FUND)


   Chairman's Message ......................................................   1
   Economic and Market Overview ............................................   2
   Disclosure of Portfolio Holdings ........................................   4
   Disclosure of Fund Expenses .............................................   5
   Notice to Shareholders ..................................................   6
   Trustees and Officers of the Trust ......................................   7
   Report of Independent Registered Public Accounting Firm .................   9

FINANCIAL STATEMENTS
   Financial Highlights ....................................................  10
   Statements of Net Assets ................................................  13
   Statements of Operations ................................................  34
   Statements of Changes in Net Assets .....................................  36
   Notes to Financial Statements ...........................................  39

--------------------------------------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF ARMADA FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION ABOUT THE FUNDS MAY BE OBTAINED BY CONTACTING YOUR INVESTMENT PROFESSIONAL, CALLING 1-800-622-FUND (3863), OR DOWNLOADING ONE AT WWW.ARMADAFUNDS.COM. PLEASE READ IT CAREFULLY BEFORE INVESTING. AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

MUTUAL FUNDS INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. CURRENT PERFORMANCE MAY BE LOWER THAN THE PERFORMANCE FIGURES QUOTED HEREIN DUE TO RECENT MARKET VOLATILITY.

NATIONAL CITY INVESTMENT MANAGEMENT COMPANY (IMC) SERVES AS INVESTMENT ADVISER TO ARMADA FUNDS, FOR WHICH IT RECEIVES AN INVESTMENT ADVISORY FEE. ARMADA FUNDS ARE DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC (PFD), 760 MOORE ROAD, KING OF PRUSSIA, PA 19406. PFD IS NOT AFFILIATED WITH IMC AND IS NOT A BANK.

                                                       ARMADA MONEY MARKET FUNDS
                                                              CHAIRMAN'S MESSAGE

July 2004

DEAR SHAREHOLDER:



During the year ended May 31, 2004, total assets of Armada Funds decreased 10.8% to $14.2 billion. The low interest rate environment had a negative impact on assets in the money market funds, where they declined 18.9% to $7.7 billion. On a more favorable note, equity fund assets increased 7.5% to $3.8 billion due to the positive impacts of the stock market.

As a result of the National City acquisition of Allegiant Bancorp Inc., we acquired an expertise in small cap core fund management enabling us to launch a fund in that style. We also are pleased with the recent addition of several highly-experienced equity managers for our large growth, large core and value styles. Lastly, during the past year we have reduced sales charges and net advisory fees on some funds and eliminated redundancies in fund offerings through the mergers of the Large Cap Ultra Fund into the Large Cap Growth Fund and the GNMA Fund into the Government Mortgage Fund. Each of these exciting changes help position Armada well for the future.

This report provides important information on the capital markets, your investments, and funds offered by Armada. The Economic and Market Overview gives insight into major events affecting the global markets. I encourage you to review the audited financial information to keep informed about your investments.

For more information about any Armada Funds, please contact your investment professional or call 1-800-622-FUND (3863) to obtain a prospectus.
You may also visit our industry-recognized web site at www.armadafunds.com.

Thank you for investing with Armada.

Sincerely,

/s/ ROBERT D. NEARY

Robert D. Neary
Chairman





                                                                   (LOGO)
                                                                  ARMADA(R)
                                                                   FUNDS
                                                              [GRAPHIC OMITTED]

ARMADA MONEY MARKET FUNDS
ECONOMIC AND MARKET OVERVIEW

July 2004

Dear Investor:

An economic recovery that firmly took hold during the latter half of 2003 resulted in a torrid 8.2 percent annualized rise in gross domestic product (GDP) for the third quarter. As the recovery continued apace, GDP grew by more than 4 percent annualized in the succeeding two quarters and resulted in the highest year-over-year growth in more than two decades. The Federal Reserve's prolonged monetary easing, combined with additional hefty tax cuts and a weaker dollar, provided much of the fuel for the economic good news.

The Fed actually began lowering the Federal Funds rate--a key short-term interest rate--back in January 2001, but the impact of the easing was delayed by a number of factors. They included the terrorist attacks of 9/11, subsequent geopolitical uncertainty, and a string of high-profile corporate governance scandals. With the threat of deflation looming, the Fed would ultimately lower the Federal Funds rate to a 45-year low of 1 percent in June 2003. Meanwhile, the White House provided plenty of liquidity by sponsoring a $350 billion economic stimulus package on top of earlier tax cuts.

Consumer spending and productivity gains helped drive the long-awaited recovery in corporate profits as well. Indeed, the S&P 500 Index beat expectations and posted operating profit gains of nearly 17 percent for the calendar year ended 2003 and 25 percent gains on a year-over-year basis for the first quarter of 2004. Significantly, the manufacturing sector's long-awaited recovery finally appeared to take hold as well, with U.S. industrial production rising 0.8 percent in April 2004 and another 1.1 percent in May. The latter figure represents the largest monthly rise since August 1998.

Moreover, the jobless nature of the recovery appears to be at an end, with the U.S. adding 947,000 jobs from March through May. Jobless claims now stand at near four-year lows, while the unemployment rate has declined to 5.6 percent. April survey data from the Conference Board indicates that confidence among U.S. chief executives stands at a 20-year high, with half the executives polled expecting hiring to improve. Economic growth in the second half of 2004 and into 2005 may be more reliant on consumer income gains as the effects of recent tax cuts and mortgage refinancing activity trail off. Corporate demand for capital expenditures and merger/acquisition activity may also increase in importance to the growth outlook.

U.S. EQUITIES STAGE A BROAD-BASED RALLY

After suffering through consecutive fiscal years of negative returns, equity investors reaped healthy gains virtually across the board during the 12-month period ended May 31. The S&P 500 Index of large company stocks returned 18.33 percent, with every sector in the large cap benchmark producing positive returns. The long-depressed technology sector, along with the basic materials, industrials, and energy sectors, led the way with returns in excess of 20 percent. Small cap stocks, which have historically surpassed the broad market in the early stages of a recovery, enjoyed an even better year. The Russell 2000 Index, a leading small cap indicator, returned 30.29 percent for the period.

Admittedly, most of the gains notched by the above indices occurred during the latter half of 2003. As 2004 progressed, several factors conspired to give investors pause. For starters, the Fed went on record noting that short-term interest rates would likely rise sooner rather than later. As Fed Chairman Alan Greenspan noted on April 21, 2004, "The federal funds rate must rise at some point to prevent pressures on price inflation from eventually emerging." Indeed, the Fed raised the federal funds rate to 1.25 percent on June 30, 2004.

WORLD ECONOMY TRANSITIONS TO SUSTAIN GROWTH

An unraveling geopolitical situation also made investors less risk-averse, as did China's willingness to begin bringing its own overheated economy under control. China's growth has been above its long term trend for the past three years. Policy makers have to balance their desire for growth with recent infrastructure bottlenecks and the less developed banking industry in order to avoid inflation and capital misallocation. The completion of major infrastructure projects such as the Three Gorges Dam and full opening of the banking industry to foreign competitors in 2006 may set China on a finer path to growth going forward.

Overseas equities enjoyed strong gains as well, with the Morgan Stanley EAFE (Europe, Australasia, Far East) Index returning 32.5 percent in U.S. dollars for the 12-month period ended May 31. This Index performed solidly in local currency terms as well--up 23.88 percent--but U.S. investors reaped the added rewards of a weaker dollar.

Japan emerged from its doldrums as one of the world's best-performing markets, with the Nikkei 225 Index returning 34.3 percent in yen and 46.76 percent in dollars for the period. Banks led the market higher, thanks in part to efforts by Bank of Japan Governor Toshihiko Fukui to improve the transmission of monetary policy into price stability.

The Morgan Stanley MSCI EMU Index (representing the 12 European countries that use the euro) returned 22.31 percent in local terms (27.16 percent in U.S. dollars). The euro zone's GDP grew a mere 0.4 percent in 2003, but investors were heartened by attractive valuations compared to U.S. equities, a relatively modest current account deficit, and a move toward less restrictive labor regulations.

Developing markets, which had performed so strongly in 2003, gave back a substantial portion of their gains in a correction that took place largely in April 2004. Countries such as South Korea and Thailand are highly leveraged to Chinese and world economic growth and would be among the hardest hit by moderating demand.

CHALLENGING YEAR FOR TREASURY; "DASH TO TRASH" PROVES REWARDING

While equity prices soared across the board, the Lehman Aggregate Bond Index turned in uncharacteristically negative results. This broad benchmark for the fixed income market lost 0.44 percent for the 12 months ended May 31. However, this performance belies the see-saw nature of the Treasury market as well as the strong performance by corporates for most of the period.

The yield on the 10-year Treasury note (which moves in the opposite direction of its price) hit a 45-year low of 3.11 percent in mid-June 2003 as fixed-income investors anticipated the potential employment of "unconventional measures" by the Fed (i.e., buying long-term Treasuries). When improving economic data led Greenspan and Company to be less aggressive than expected, the market reacted by pushing the 10-year yield up more than 100 basis points in just over one month.

Yields would generally remain at this higher level until the first quarter of 2004, when the lack of new jobs sent Treasury prices back to their early July 2003 levels. However, strong employment numbers for March and April and attendant inflationary concerns again gave bond investors jitters. On May 7, when the upbeat jobs data for April was released, the 10-year yield passed 4.75 percent for the first time since July 2002.

Meanwhile, improving corporate profits and lessening concerns over credit risk led investors to pour money into investment-grade and high-yield bonds. Indeed, corporate bonds would outperform Treasuries of similar duration for 15 months until February 2004. The "dash to trash" would power the Lehman Brothers U.S. High Yield Index to an 11.89 percent total return for the 12 months ended May 31.

ACTIVE FED LIKELY TO TEMPER U.S. EQUITY, FIXED-INCOME MARKETS

The U.S. economy continues to look strong for the foreseeable future, with growth of at least 4 percent projected for the 2004 calendar year. We also expect to see at least 175,000 jobs added per month well into 2005, a figure that should keep the unemployment rate steady or send it slightly lower even as the participation rate rises. However, as labor inevitably claims a larger share of the fruits of this expansion, the rate of corporate earnings growth will likely moderate in the coming months. Since the equity market is a forward-looking mechanism, that will likely also slow the rise in stock prices even as the fundamentals remain excellent.

Importantly, investors have to contend with a Fed determined to keep its successful reflationary efforts from ultimately turning inflationary. The producer-price index rose 0.8 percent in May, the largest increase in over a year. The Fed's quarter-point tightening was perhaps the most telegraphed in the history of Greenspan's tenure. Consequently, the response by the equity and bond markets was muted. More increases are likely on the way, though, and the markets will face a headwind even if the Fed raises rates more slowly than many expect.

Bond investors could be in for another bumpy ride. Higher wages and energy costs, coupled with a mounting budget and current account deficit, add up to a recipe for, at least initially, higher nominal interest rates. The cumulative increases in both short and long rates will ultimately be determined by the degree of price pressures as they appear in the consumer price index.

Despite the paltry 1.7 percent GDP growth forecasted for the euro zone, reasonable valuations make its equity markets attractive on a relative basis. As for Japan, we continue to watch for signs of improving domestic demand and will monitor its financial reform efforts. In spite of innumerable disappointments in the past, we are (marginally) more confident that this time the recovery will prove more durable.


/s/ DONALD L. ROSS

Donald L. Ross
President and Chief Investment Officer
National City Investment Management Company

ARMADA MONEY MARKET FUNDS
DISCLOSURE OF PORTFOLIO HOLDINGS

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For Armada Funds, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. Armada Funds' Forms N-Q will be available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Fund's website at www.armadafunds.com, the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following tables, which present portfolio holdings as a percent of total investments, are provided in compliance with such requirement.

  -------------------------------------------------
             GOVERNMENT MONEY MARKET FUND
             ----------------------------
  Repurchase Agreements                       53.3%
  Federal National Mortgage Association       17.2
  Federal Home Loan Bank                      10.8
  Federal Home Loan Mortgage Corp.             9.3
  Federal Farm Credit Bank                     6.3
  Student Loan Mortgage Association            2.8
  Other Money Market Funds                     0.3
                                             ------
                                             100.0%
  -------------------------------------------------

  -------------------------------------------------
                 MONEY MARKET FUND
                 -----------------
  Commercial Paper                            48.9%
  Repurchase Agreements                       16.5
  Corporate Bonds                             13.7
  Certificates of Deposit                      8.1
  U.S. Government Agency Obligations           8.1
  Municipal Securities                         4.6
  Other Money Market Funds                     0.1
                                             ------
                                             100.0%
  -------------------------------------------------

  -------------------------------------------------
          OHIO MUNICIPAL MONEY MARKET FUND
          --------------------------------
  Education Revenue Bonds                     24.6%
  General Obligations Bonds                   24.6
  Pollution Control Revenue Bonds             18.5
  Hospital/Nursing Homes Revenue Bonds        13.4
  Public Purpose Bonds                         8.0
  Industrial Development Revenue Bonds         7.5
  Retirement Community Revenue Bonds           2.2
  Anticipation Notes                           0.9
  Other Money Market Funds                     0.3
                                             ------
                                             100.0%
  -------------------------------------------------

  -------------------------------------------------
     PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
     -----------------------------------------
  Pollution Control Revenue Bonds             24.8%
  Hospital/Nursing Homes Revenue Bonds        18.5
  Education Revenue Bonds                     16.4
  Industrial Development Revenue Bonds        13.0
  General Obligations Bonds                    9.6
  Public Purpose Bonds                         8.6
  Anticipation Notes                           3.6
  Retirement Community Revenue Bonds           2.7
  Other Revenue Bonds                          2.1
  Other Money Market Funds                     0.7
                                             ------
                                             100.0%
  -------------------------------------------------

  -------------------------------------------------
            TAX EXEMPT MONEY MARKET FUND
            ----------------------------
  Education Revenue Bonds                     24.9%
  Public Purpose Bonds                        17.4
  General Obligations Bonds                   17.1
  Hospital/Nursing Homes Revenue Bonds        15.5
  Pollution Control Revenue Bonds             12.7
  Industrial Development Revenue Bonds         6.2
  Anticipation Notes                           3.5
  Retirement Community Revenue Bonds           2.4
  Other Money Market Funds                     0.3
                                             ------
                                             100.0%
  -------------------------------------------------

  -------------------------------------------------
             TREASURY MONEY MARKET FUND
             --------------------------
  U.S. Treasury Bills                         98.2%
  U.S. Treasury Notes                          0.8
  Other Money Market Funds                     1.0
                                             ------
                                             100.0%
  -------------------------------------------------

  -------------------------------------------------
          TREASURY PLUS MONEY MARKET FUND
          -------------------------------
  Repurchase Agreements                       71.5%
  U.S. Treasury Bills                         16.9
  U.S. Treasury Notes                         10.9
  Other Money Market Funds                     0.7
                                             ------
                                             100.0%
  -------------------------------------------------

                                                       ARMADA MONEY MARKET FUNDS
                                                     DISCLOSURE OF FUND EXPENSES
                                 FOR THE PERIOD DECEMBER 1, 2003 TO MAY 31, 2004

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table illustrates your fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

   To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case--because the return used is not the fund's actual return--the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ONGOING costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. The "Annualized Expense Ratio" represents actual expenses for the period and may be different from the expense ratio in the Financial Highlights which is for the year ended May 31, 2004.


EXPENSE TABLE
--------------------------------------------------------------------------------
                             BEGINNING    ENDING                    EXPENSES
                              ACCOUNT     ACCOUNT     ANNUALIZED      PAID
                               VALUE       VALUE        EXPENSE      DURING
                              12/1/03     5/31/04       RATIOS       PERIOD*
--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ....................  $1,000       $1,003        0.43%         $2
Class A ....................   1,000        1,002        0.68           3
HYPOTHETICAL 5% RETURN
Class I ....................   1,000        1,023        0.43           2
Class A ....................   1,000        1,022        0.68           3
--------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ....................   1,000        1,003        0.43           2
Class A ....................   1,000        1,002        0.68           3
Class B ....................   1,000        1,002        0.68           3
Class C ....................   1,000        1,002        0.68           3
HYPOTHETICAL 5% RETURN
Class I ....................   1,000        1,023        0.43           2
Class A ....................   1,000        1,022        0.68           3
Class B ....................   1,000        1,022        0.68           3
Class C ....................   1,000        1,022        0.68           3
--------------------------------------------------------------------------------
OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ....................   1,000        1,004        0.32           2
Class A ....................   1,000        1,002        0.57           3
HYPOTHETICAL 5% RETURN
Class I ....................   1,000        1,023        0.32           2
Class A ....................   1,000        1,022        0.57           3
--------------------------------------------------------------------------------
PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ....................   1,000        1,003        0.33           2
Class A ....................   1,000        1,002        0.58           3
HYPOTHETICAL 5% RETURN
Class I ....................   1,000        1,023        0.33           2
Class A ....................   1,000        1,022        0.58           3
--------------------------------------------------------------------------------
TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ....................   1,000        1,004        0.32           2
Class A ....................   1,000        1,002        0.57           3
HYPOTHETICAL 5% RETURN
Class I ....................   1,000        1,023        0.32           2
Class A ....................   1,000        1,022        0.57           3
--------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ....................   1,000        1,003        0.42           2
Class A ....................   1,000        1,001        0.67           3
HYPOTHETICAL 5% RETURN
Class I ....................   1,000        1,023        0.42           2
Class A ....................   1,000        1,022        0.67           3
--------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ....................   1,000        1,003        0.40           2
Class A ....................   1,000        1,002        0.65           3
HYPOTHETICAL 5% RETURN
Class I ....................   1,000        1,023        0.40           2
Class A ....................   1,000        1,022        0.65           3
--------------------------------------------------------------------------------
*Expenses are equal to the Funds' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

ARMADA MONEY MARKET FUNDS
NOTICE TO SHAREHOLDERS

The information set forth below is for each fund's fiscal year as required by federal laws. Shareholders, however, must report dividends on a calendar year basis for income tax purposes, which may include dividends for portions of two fiscal years of a Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in early 2005. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended May 31, 2004, each Fund designated and paid dividends as follows:

                                                                 (A)            (B)          (C)            (D)
                                                              ORDINARY
                                                               INCOME       TAX EXEMPT      TOTAL
                                                              DIVIDENDS      DIVIDENDS    DIVIDENDS     QUALIFYING
FUND                                                         (TAX BASIS)    (TAX BASIS)  (TAX BASIS)   DIVIDENDS (1)
----                                                         -----------    -----------  -----------   -------------
Government Money Market Fund                                    100.00%         0.00%       100.00%        0.00%
Money Market Fund                                               100.00%         0.00%       100.00%        0.00%
Ohio Municipal Money Market Fund                                  0.00%       100.00%       100.00%        0.00%
Pennsylvania Tax Exempt Money Market Fund                         0.00%       100.00%       100.00%        0.00%
Tax Exempt Money Market Fund                                      0.00%       100.00%       100.00%        0.00%
Treasury Money Market Fund                                      100.00%         0.00%       100.00%        0.00%
Treasury Plus Money Market Fund                                 100.00%         0.00%       100.00%        0.00%

Items (A), (B) and (C) are based on a percentage of the Fund's total dividends. Item (D) is based on a percentage of ordinary income dividends of the Fund.
(1) Qualifying Dividends represent dividends which qualify for the dividends received deduction.

                                                                                                  TRUSTEES AND OFFICERS OF THE TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  PRINCIPAL                           NUMBER OF
                                                                                 OCCUPATION(S)                    PORTFOLIOS IN THE
                                POSITION(S)        LENGTH                    DURING PAST 5 YEARS/                   FUND COMPLEX
NAME, ADDRESS(1)               HELD WITH THE       OF TIME                  OTHER DIRECTORSHIPS(3)                    OVERSEEN
AGE                                TRUST          SERVED(2)                  HELD BY BOARD MEMBER                   BY TRUSTEE(4)
====================================================================================================================================
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Robert D. Neary               Chairman of the      Since      Retired Co-Chairman of Ernst & Young, April 1984            31
70                               Board and        February    to September 1993; Director, Strategic
                                  Trustee           1996      Distribution, Inc., since January 1999; Director,
                                                              Commercial Metals Company since March 2001.

------------------------------------------------------------------------------------------------------------------------------------
John F. Durkott                   Trustee          Since      President and Chief Executive Officer, Kittle's             31
60                                                November    Home Furnishings Center, Inc., since January
                                                    1993      2002; President and Chief Operating Officer since
                                                              January 1982; Partner, Kittle's Bloomington
                                                              Properties LLC, from January 1981 through 2003;
                                                              partner, KK&D LLC, from January 1989 through
                                                              2003; partner, KK&D II LLC, from February 1998
                                                              through 2003, (affiliated real estate companies
                                                              of Kittle's Home Furnishings Center, Inc.).

------------------------------------------------------------------------------------------------------------------------------------
Robert J. Farling                 Trustee          Since      Retired Chairman, President and Chief Executive             31
67                                                November    Officer, Centerior Energy (electric utility),
                                                    1997      March 1992 to October 1997.

------------------------------------------------------------------------------------------------------------------------------------
Richard W. Furst                  Trustee          Since      Dean Emeritus, Gatton College of Business and               31
65                                               June 1990    Economics, University of Kentucky, since June
                                                              2003. Garvice D. Kincaid Professor of Finance,
                                                              since 1981. Dean, Gatton College of Business and
                                                              Economics, University of Kentucky, 1981-2003.

------------------------------------------------------------------------------------------------------------------------------------
Gerald L. Gherlein                Trustee          Since      Retired Executive Vice-President and General                31
66                                               July 1997    Counsel, Eaton Corporation (global
                                                              manufacturing), 1991 to March 2000.

------------------------------------------------------------------------------------------------------------------------------------
Kathleen A. Obert                 Trustee          Since      Chairman and CEO, Edward Howard & Co. (public               31
45                                                 August     relations agency), since 2001; CEO, Edward Howard
                                                    2002      & Co., 2000-2001; VP/Senior VP, Edward Howard &
                                                              Co., 1992-2000.

------------------------------------------------------------------------------------------------------------------------------------
J. William Pullen                 Trustee          Since      President and Chief Executive Officer, Whayne               31
65                                                May 1993    Supply Co. (engine and heavy equipment
                                                              distribution), since 1986.

TRUSTEES AND OFFICERS OF THE TRUST

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  PRINCIPAL                           NUMBER OF
                                                                                 OCCUPATION(S)                    PORTFOLIOS IN THE
                                POSITION(S)        LENGTH                    DURING PAST 5 YEARS/                   FUND COMPLEX
NAME, ADDRESS(1)               HELD WITH THE       OF TIME                  OTHER DIRECTORSHIPS(3)                    OVERSEEN
AGE                                TRUST          SERVED(2)                  HELD BY BOARD MEMBER                   BY TRUSTEE(4)
====================================================================================================================================
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
John G. Breen(5)                  Trustee          Since      Retired Chairman and CEO, The Sherwin Williams              31
70                                                 August     Co., until May 2000; Director, The Sherwin
                                                    2002      Williams Co.; Director, Parker Hannifin Corp.;
                                                              Director, Mead Westvaco Corp.; Director, Goodyear
                                                              Tire & Rubber Co.; Director, The Stanley Works.

------------------------------------------------------------------------------------------------------------------------------------
Herbert R. Martens, Jr.(5)   President, Chief      Since      Executive Vice President, National City                     31
51                             Legal Officer      November    Corporation (bank holding company), since July
                                and Trustee         1997      1997; Chairman and CEO, NatCity Investments, Inc.
                                                              (investment banking), since July 1995.

====================================================================================================================================
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
W. Bruce McConnel (6)            Secretary         Since      Partner, Drinker Biddle & Reath LLP,                        N/A
61                                                 August     Philadelphia, PA (law firm).
                                                    1985

------------------------------------------------------------------------------------------------------------------------------------
Dennis J. Westley(6)             Treasurer         Since      Vice President and Managing Director, Accounting            N/A
103 Bellevue Parkway                              May 2003    and Administration, PFPC Inc., since July 2001;
Wilmington, DE 19809                                          Vice President and Accounting Director, PFPC
45                                                            Inc., 1997 to 2001.

------------------------------------------------------------------------------------------------------------------------------------
Kathleen T. Barr(6)             Senior Vice        Since      Senior Vice President (formerly Vice President)             N/A
1900 E. 9th Street            President, Chief    February    and Managing Director of Armada Funds Group,
22nd Floor                     Administrative       2003      National City Bank, since 1999; Managing
Cleveland, OH 44114             Officer and                   Director, National City Investment Management
49                                 Chief                      Company, since May 1996.
                                 Compliance
                                  Officer

------------------------------------------------------------------------------------------------------------------------------------

1 Each trustee can be contacted by writing to National City Bank, c/o Michael
  Nanosky, 1900 E. 9th Street, 22nd Floor, Cleveland, OH 44114.
2 Each trustee holds office until the next meeting of shareholders at which trustees are elected following his or her election or appointment and until his or her successor has been elected and qualified.
3 Includes directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
4 The "Fund Complex" consists of all registered investment companies for which National City Investment Management Company (the "Adviser") or any of its affiliates serves as investment adviser including Armada Funds ("Armada") and the Armada Advantage Fund ("Advantage"). In addition to Armada, each trustee serves as a trustee of Advantange. Mr. Neary and Mr. Martens also serve as Chariman and President/Chief Legal Officer of Advantage. The number of portfolios overseen by the trustees includes 31 portfolios of Armada that are offered for sale as of the date of this Annual Report. The trustees have authorized additional portfolios that have not yet been made available to investors.
5 Mr. Breen is considered to be an "interested person" of Armada as defined in the 1940 Act because he owns shares of common stock of National City Corporation ("NCC"), the indirect parent company of the Adviser. Mr. Martens is considered to be an "interested person" of Armada Funds because (1) he serves as Executive Vice President of NCC, the indirect parent of IMC, (2) he owns shares of common stock and options to purchase common stock of NCC, and
  (3) he is the Chief Executive Officer of NatCity Investments, Inc., a broker-dealer affiliated with the Adviser.
6 Mr. McConnel, Mr. Westley and Ms. Barr also serve as Secretary, Treasurer, and
  Senior Vice President/Chief Compliance Officer, respectively, of Advantage. Ms. Barr previously served as Assistant Treasurer and Compliance Officer of Armada from August 2002 until February 2003.

For more information regarding the trustees and officers, please refer to the Statement of Additional Information, which is available upon request by calling 1-800-622-FUND (3863).

                                                       ARMADA MONEY MARKET FUNDS
                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
ARMADA FUNDS

We have audited the accompanying statements of net assets of Armada Government Money Market Fund, Armada Money Market Fund, Armada Ohio Municipal Money Market Fund, Armada Pennsylvania Tax Exempt Money Market Fund, Armada Tax Exempt Money Market Fund, Armada Treasury Money Market Fund, and Armada Treasury Plus Money Market Fund (the "Funds") (each a portfolio of the Armada Funds) as of May 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above listed Funds at May 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


/s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania

July 14, 2004

ARMADA MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA AND RATIOS
FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED


                                                                                                                       RATIO OF
          NET ASSET                                        NET ASSET                                   RATIO OF     NET INVESTMENT
            VALUE,                      DIVIDENDS FROM       VALUE,                    NET ASSETS    EXPENSES TO        INCOME
          BEGINNING   NET INVESTMENT    NET INVESTMENT        END                     END OF YEAR      AVERAGE        TO AVERAGE
           OF YEAR        INCOME            INCOME          OF YEAR    TOTAL RETURN      (000)        NET ASSETS      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
 GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004       $1.00          $0.01+            $(0.01)          $1.00        0.65%        $1,554,598       0.42%            0.65%
2003        1.00           0.01+             (0.01)           1.00        1.15          1,966,487       0.41             1.16
2002        1.00           0.02+             (0.02)           1.00        2.43          2,195,174       0.39             2.31
2001        1.00           0.06              (0.06)           1.00        5.88          1,557,596       0.37             5.62
2000        1.00           0.05              (0.05)           1.00        5.30            947,831       0.39             5.14
CLASS A
2004       $1.00          $0.00*+           $(0.00)*         $1.00        0.40%        $  388,023       0.67%            0.40%
2003        1.00           0.01+             (0.01)           1.00        0.89            593,867       0.66             0.91
2002        1.00           0.02+             (0.02)           1.00        2.17            782,102       0.64             2.06
2001        1.00           0.06              (0.06)           1.00        5.67            650,803       0.57             5.42
2000        1.00           0.05              (0.05)           1.00        5.14            521,688       0.54             4.99
-----------------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004       $1.00          $0.01+            $(0.01)          $1.00        0.67%        $2,920,107       0.43%            0.68%
2003        1.00           0.01+             (0.01)           1.00        1.19          3,646,585       0.40             1.19
2002        1.00           0.02+             (0.02)           1.00        2.41          3,533,294       0.40             2.33
2001        1.00           0.06              (0.06)           1.00        5.96          3,342,689       0.38             5.78
2000        1.00           0.05              (0.05)           1.00        5.41          2,342,230       0.40             5.29
CLASS A
2004       $1.00          $0.00*+           $(0.00)*         $1.00        0.43%        $  902,676       0.68%            0.43%
2003        1.00           0.01+             (0.01)           1.00        0.94          1,097,776       0.65             0.94
2002        1.00           0.02+             (0.02)           1.00        2.16          1,763,870       0.65             2.08
2001        1.00           0.06              (0.06)           1.00        5.74          2,030,360       0.58             5.58
2000        1.00           0.05              (0.05)           1.00        5.25          1,717,661       0.55             5.14
CLASS B
2004       $1.00          $0.00*+           $(0.00)*         $1.00        0.43%        $    1,129       0.68%            0.43%
2003        1.00           0.01+             (0.01)           1.00        0.60              1,789       0.95             0.64
2002        1.00           0.02+             (0.02)           1.00        1.44              1,332       1.36             1.37
2001        1.00           0.05              (0.05)           1.00        4.96                970       1.33             4.83
2000        1.00           0.04              (0.04)           1.00        4.50                249       1.26             4.43
CLASS C
2004       $1.00          $0.00*+           $(0.00)*         $1.00        0.42%        $      671       0.68%            0.43%
2003        1.00           0.01+             (0.01)           1.00        0.60              1,283       0.95             0.64
2002        1.00           0.02+             (0.02)           1.00        1.45                218       1.36             1.37
2001 1      1.00           0.02              (0.02)           1.00        2.43                 39       1.33             4.62

              RATIO           RATIO OF
           OF EXPENSES     NET INVESTMENT
            TO AVERAGE         INCOME
            NET ASSETS       TO AVERAGE
           (BEFORE FEE       NET ASSETS
             WAIVERS)    (BEFORE FEE WAIVERS)
---------------------------------------------
 GOVERNMENT MONEY MARKET FUND
---------------------------------------------
CLASS I
2004           0.52%            0.55%
2003           0.51             1.06
2002           0.49             2.21
2001           0.52             5.47
2000           0.55             4.98
CLASS A
2004           0.77%            0.30%
2003           0.76             0.81
2002           0.74             1.96
2001           0.72             5.27
2000           0.70             4.83
---------------------------------------------
 MONEY MARKET FUND
---------------------------------------------
CLASS I
2004           0.53%            0.58%
2003           0.50             1.09
2002           0.50             2.23
2001           0.53             5.63
2000           0.56             5.13
CLASS A
2004           0.78%            0.33%
2003           0.75             0.84
2002           0.75             1.98
2001           0.73             5.43
2000           0.71             4.98
CLASS B
2004           1.48%           (0.37)%
2003           1.46             0.13
2002           1.46             1.27
2001           1.43             4.73
2000           1.36             4.33
CLASS C
2004           1.48%           (0.37)%
2003           1.46             0.13
2002           1.46             1.27
2001 1         1.43             4.52

*   AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.
+   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
(1) MONEY MARKET FUND CLASS C COMMENCED OPERATIONS ON NOVEMBER 15, 2000. ALL RATIOS, EXCLUDING TOTAL RETURN, FOR THE PERIOD HAVE BEEN ANNUALIZED.
SEE NOTES TO FINANCIAL STATEMENTS.


                                                                                                                       RATIO OF
          NET ASSET                                        NET ASSET                                   RATIO OF     NET INVESTMENT
            VALUE,                      DIVIDENDS FROM       VALUE,                    NET ASSETS    EXPENSES TO        INCOME
          BEGINNING   NET INVESTMENT    NET INVESTMENT        END                     END OF YEAR      AVERAGE        TO AVERAGE
           OF YEAR        INCOME            INCOME          OF YEAR    TOTAL RETURN      (000)        NET ASSETS      NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
 OHIO MUNICIPAL MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004       $1.00          $0.01+            $(0.01)          $1.00        0.70%         $238,433        0.34%            0.70%
2003        1.00           0.01+             (0.01)           1.00        1.06           262,692        0.32             1.05
2002        1.00           0.02+             (0.02)           1.00        1.77           185,180        0.31             1.72
2001        1.00           0.04              (0.04)           1.00        3.71           176,937        0.33             3.62
2000        1.00           0.03              (0.03)           1.00        3.28           129,475        0.35             3.26
CLASS A
2004       $1.00          $0.00*+           $(0.00)*         $1.00        0.45%         $ 48,535        0.59%            0.45%
2003        1.00           0.01+             (0.01)           1.00        0.81            52,040        0.57             0.80
2002        1.00           0.02+             (0.02)           1.00        1.55            57,544        0.53             1.50
2001        1.00           0.03              (0.03)           1.00        3.55            48,771        0.48             3.47
2000        1.00           0.03              (0.03)           1.00        3.13            29,458        0.50             3.11
----------------------------------------------------------------------------------------------------------------------------------
 PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004       $1.00          $0.01+            $(0.01)          $1.00        0.69%         $ 97,248        0.34%            0.69%
2003        1.00           0.01+             (0.01)           1.00        1.07           100,585        0.30             1.06
2002        1.00           0.02+             (0.02)           1.00        1.76           112,169        0.34             1.69
2001        1.00           0.04              (0.04)           1.00        3.65            99,711        0.35             3.61
2000        1.00           0.03              (0.03)           1.00        3.31            94,299        0.33             3.26
CLASS A
2004       $1.00          $0.00*+           $(0.00)*         $1.00        0.43%         $104,046        0.59%            0.44%
2003        1.00           0.01+             (0.01)           1.00        0.82            88,615        0.55             0.81
2002        1.00           0.02+             (0.02)           1.00        1.54            61,754        0.56             1.47
2001        1.00           0.03              (0.03)           1.00        3.49            63,372        0.50             3.46
2000        1.00           0.03              (0.03)           1.00        3.15            57,941        0.48             3.11
----------------------------------------------------------------------------------------------------------------------------------
 TAX EXEMPT MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004       $1.00          $0.01+            $(0.01)          $1.00        0.68%         $426,256        0.33%            0.68%
2003        1.00           0.01+             (0.01)           1.00        1.04           545,100        0.31             1.03
2002        1.00           0.02+             (0.02)           1.00        1.74           539,093        0.30             1.70
2001        1.00           0.04              (0.04)           1.00        3.67           565,973        0.28             3.61
2000        1.00           0.03              (0.03)           1.00        3.30           327,185        0.32             3.24
CLASS A
2004       $1.00          $0.00*+           $(0.00)*         $1.00        0.43%         $222,193        0.58%            0.43%
2003        1.00           0.01+             (0.01)           1.00        0.79           267,874        0.56             0.78
2002        1.00           0.02+             (0.02)           1.00        1.52           289,510        0.52             1.48
2001        1.00           0.03              (0.03)           1.00        3.52           252,955        0.43             3.46
2000        1.00           0.03              (0.03)           1.00        3.14           219,568        0.47             3.09

              RATIO           RATIO OF
           OF EXPENSES     NET INVESTMENT
            TO AVERAGE         INCOME
            NET ASSETS       TO AVERAGE
           (BEFORE FEE       NET ASSETS
             WAIVERS)    (BEFORE FEE WAIVERS)
---------------------------------------------
 OHIO MUNICIPAL MONEY MARKET FUND
---------------------------------------------
CLASS I
2004           0.54%            0.50%
2003           0.52             0.85
2002           0.51             1.52
2001           0.58             3.37
2000           0.61             3.00
CLASS A
2004           0.79%            0.25%
2003           0.77             0.60
2002           0.73             1.30
2001           0.73             3.22
2000           0.76             2.85
---------------------------------------------
 PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
---------------------------------------------
CLASS I
2004           0.59%            0.44%
2003           0.55             0.81
2002           0.59             1.44
2001           0.65             3.31
2000           0.64             2.95
CLASS A
2004           0.84%            0.19%
2003           0.80             0.56
2002           0.81             1.22
2001           0.80             3.16
2000           0.79             2.80
---------------------------------------------
 TAX EXEMPT MONEY MARKET FUND
---------------------------------------------
CLASS I
2004           0.53%            0.48%
2003           0.51             0.83
2002           0.50             1.50
2001           0.53             3.36
2000           0.58             2.98
CLASS A
2004           0.78%            0.23%
2003           0.76             0.58
2002           0.72             1.28
2001           0.68             3.21
2000           0.73             2.83

ARMADA MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA AND RATIOS
FOR THE YEARS ENDED MAY 31


                                                                                                                       RATIO OF
          NET ASSET                                        NET ASSET                                   RATIO OF     NET INVESTMENT
            VALUE,                      DIVIDENDS FROM       VALUE,                    NET ASSETS    EXPENSES TO        INCOME
          BEGINNING   NET INVESTMENT    NET INVESTMENT        END                     END OF YEAR      AVERAGE        TO AVERAGE
           OF YEAR        INCOME            INCOME          OF YEAR    TOTAL RETURN      (000)        NET ASSETS      NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
 TREASURY MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004       $1.00          $0.01+            $(0.01)          $1.00        0.54%         $578,023        0.43%            0.54%
2003        1.00           0.01+             (0.01)           1.00        1.07           636,837        0.41             1.04
2002        1.00           0.02+             (0.02)           1.00        2.23           468,283        0.40             2.12
2001        1.00           0.05              (0.05)           1.00        5.39           365,605        0.43             5.24
2000        1.00           0.05              (0.05)           1.00        4.75           409,169        0.42             4.65
CLASS A
2004       $1.00          $0.00*+           $(0.00)*         $1.00        0.29%         $ 24,611        0.68%            0.29%
2003        1.00           0.01+             (0.01)           1.00        0.82            14,890        0.66             0.79
2002        1.00           0.02+             (0.02)           1.00        1.98            17,270        0.65             1.87
2001        1.00           0.05              (0.05)           1.00        5.17            62,598        0.63             5.04
2000        1.00           0.04              (0.04)           1.00        4.59            79,713        0.57             4.50
----------------------------------------------------------------------------------------------------------------------------------
 TREASURY PLUS MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004       $1.00          $0.01+            ($0.01)          $1.00        0.56%         $212,418        0.45%            0.57%
2003        1.00           0.01+             (0.01)           1.00        1.02           232,768        0.47             0.99
2002        1.00           0.02+             (0.02)           1.00        2.19           186,114        0.48             2.23
2001        1.00           0.05              (0.05)           1.00        5.62           231,317        0.47             5.43
2000        1.00           0.05              (0.05)           1.00        4.90           227,447        0.56             4.77
CLASS A
2004       $1.00          $0.00*+           $(0.00)*         $1.00        0.31%         $    107        0.70%            0.32%
2003        1.00           0.01+             (0.01)           1.00        0.77               852        0.72             0.74
2002        1.00           0.02+             (0.02)           1.00        1.94             1,751        0.73             1.98
2001        1.00           0.05              (0.05)           1.00        5.39               135        0.67             5.23
2000        1.00           0.05              (0.05)           1.00        4.80             1,835        0.66             4.67

              RATIO           RATIO OF
           OF EXPENSES     NET INVESTMENT
            TO AVERAGE         INCOME
            NET ASSETS       TO AVERAGE
           (BEFORE FEE       NET ASSETS
             WAIVERS)    (BEFORE FEE WAIVERS)
---------------------------------------------
 TREASURY MONEY MARKET FUND
---------------------------------------------
CLASS I
2004           0.48%            0.49%
2003           0.46             0.99
2002           0.45             2.07
2001           0.53             5.14
2000           0.53             4.54
CLASS A
2004           0.73%            0.24%
2003           0.71             0.74
2002           0.70             1.82
2001           0.73             4.94
2000           0.68             4.39
---------------------------------------------
 TREASURY PLUS MONEY MARKET FUND
---------------------------------------------
CLASS I
2004           0.49%            0.53%
2003           0.47             0.99
2002           0.48             2.23
2001           0.52             5.38
2000           0.60             4.73
CLASS A
2004           0.74%            0.28%
2003           0.72             0.74
2002           0.73             1.98
2001           0.72             5.18
2000           0.85             4.48


*  AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.
+ PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD. SEE NOTES TO FINANCIAL STATEMENTS.

                                                       ARMADA MONEY MARKET FUNDS
                                                         STATEMENT OF NET ASSETS

GOVERNMENT MONEY MARKET FUND
MAY 31, 2004
--------------------------------------------------------------------------------
                                                      PAR              VALUE
                                                     (000)             (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 46.4%
FEDERAL FARM CREDIT BANK -- 6.3%
  Federal Farm Credit Bank
   6.100%, 11/04/04 (MTN)                           $10,000         $   10,211
   1.300%, 12/01/04 (DN) +                            5,000              4,999
   3.875%, 02/01/05 (MTN)                            26,740             27,125
   0.990%, 02/03/05 (FRN)                            20,000             20,000
   1.300%, 03/01/05 (DN) +                           10,000              9,995
   1.125%, 03/15/05 (DN) +                           20,000             19,993
   1.450%, 04/22/05 (DN) +                            4,850              4,849
   1.000%, 06/01/05 (FRN)                            25,000             25,000
                                                                    ----------
                                                                       122,172
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK -- 10.8%
  Federal Home Loan Bank
   1.000%, 06/01/04 (DN) +                           25,000             25,000
   0.980%, 06/04/04 (DN) +                           25,000             24,998
   1.005%, 06/11/04 (DN) +                           23,250             23,243
   4.750%, 06/28/04 (MTN)                            25,000             25,065
   0.990%, 09/27/04 (FRN)                            14,400             14,399
   1.190%, 10/20/04 (DN) +                            5,835              5,808
   1.230%, 10/27/04 (DN) +                           10,000              9,949
   1.150%, 12/16/04 (MTN)                            20,000             20,000
   1.500%, 02/28/05                                  20,000             20,000
   1.305%, 04/22/05 (MTN)                            10,000             10,000
   1.020%, 04/25/05 (FRN)                            20,855             20,859
   1.300%, 04/27/05                                  10,000             10,000
                                                                    ----------
                                                                       209,321
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 9.3%
  Federal Home Loan Mortgage Corporation
   1.010%, 06/01/04 (DN) +                           20,000             20,000
   1.000%, 06/08/04 (DN) +                           30,000             29,994
   1.000%, 06/22/04 (DN) +                           20,000             19,988
   1.030%, 07/19/04 (DN) +                            9,750              9,737
   1.030%, 09/07/04 (DN) +                           11,718             11,685
   1.055%, 09/14/04 (DN) +                           22,498             22,429
   1.030%, 09/14/04 (DN) +                           12,000             11,964
   1.220%, 12/06/04 (DN) +                           20,000             19,873
   1.140%, 12/15/04 (DN) +                           15,000             14,906
   1.070%, 12/17/04 (DN) +                           19,550             19,434
                                                                    ----------
                                                                       180,010
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 17.2%
  Federal National Mortgage Association
   1.095%, 06/02/04 (DN) +                           15,000             15,000
   3.000%, 06/15/04 (MTN)                            24,204             24,222
   1.040%, 07/01/04 (DN) +                           25,000             24,978
   1.000%, 07/01/04 (DN) +                           20,400             20,383
   1.050%, 07/07/04 (DN) +                           20,000             19,979
   1.030%, 08/04/04 (DN) +                           18,250             18,217
   1.060%, 08/06/04 (DN) +                           20,000             19,961
   1.020%, 08/11/04 (DN) +                           17,618             17,583
   1.075%, 08/18/04 (DN) +                           20,000             19,953
   1.100%, 09/01/04 (DN) +                           29,400             29,317


--------------------------------------------------------------------------------
                                              NUMBER OF SHARES/        VALUE
                                                   PAR (000)           (000)
--------------------------------------------------------------------------------
   1.050%, 11/18/04 (DN) +                          $15,000         $   14,926
   1.440%, 12/01/04 (DN) +                           10,000              9,927
   1.020%, 12/13/04 (FRN)                            25,000             25,001
   0.995%, 01/03/05 (FRN)                            10,000              9,998
   1.015%, 01/28/05 (FRN)                            25,000             24,999
   1.239%, 02/15/05 (DN) +                           15,000             15,001
   1.400%, 02/25/05 (DN) +                           20,000             20,000
   1.550%, 05/04/05 (DN) +                            5,000              5,000
                                                                    ----------
                                                                       334,445
--------------------------------------------------------------------------------
STUDENT LOAN MARKETING ASSOCIATION -- 2.8%
  Student Loan Marketing Association
   1.126%, 08/19/04 (FRN)                            25,000             25,000
   1.136%, 10/21/04 (FRN)                            30,000             30,000
                                                                    ----------
                                                                        55,000
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (Cost $900,948)               900,948
--------------------------------------------------------------------------------
MONEY MARKET FUND -- 0.3%
  Goldman Sachs Financial Square
   Government Money Market Fund                   6,295,645              6,296
--------------------------------------------------------------------------------
Total Money Market Fund (Cost $6,296)                                    6,296
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 53.3%
  Bank of America
   1.03% (dated 5/28/04, matures 6/1/04,
   repurchase price $430,049,211,
   collateralized by various government
   obligations: total market value
   $438,600,001)                                   $430,000            430,000
  Credit Suisse First Boston
   1.03% (dated 5/28/04, matures 6/1/04,
   repurchase price $282,032,273,
   collateralized by various government
   obligations: total market value
   $287,642,983)                                    282,000            282,000
  Greenwich Capital
   1.03% (dated 5/28/04, matures 6/1/04,
   repurchase price $90,010,300,
    collateralized by various government
   obligations: total market value
   $91,800,068)                                      90,000             90,000
  JP Morgan Chase
   1.01% (dated 5/28/04, matures 6/1/04,
   repurchase price $53,005,948,
    collateralized by various government
   obligations: total market value
   $54,063,286)                                      53,000             53,000
  Morgan Stanley
   1.02% (dated 5/28/04, matures 6/1/04,
   repurchase price $90,010,200,
   collateralized by various government
   obligations: total market value
   $92,005,092)                                      90,000             90,000

ARMADA MONEY MARKET FUNDS
STATEMENT OF NET ASSETS

GOVERNMENT MONEY MARKET FUND
MAY 31, 2004
--------------------------------------------------------------------------------
                                                      PAR              VALUE
                                                     (000)             (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
  UBS Securities
   1.03% (dated 5/28/04, matures 6/1/04,
   repurchase price $90,010,300,
   collateralized by various government
   obligations: total market value
   $91,803,120)                                     $90,000         $   90,000
--------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $1,035,000)                        1,035,000
--------------------------------------------------------------------------------
Total Investments-- 100.0% (Cost $1,942,244)*                        1,942,244
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- 0.0%
  Investment Advisory Fees Payable                                        (408)
  12b-1 Fees Payable
   Class I                                                                 (52)
   Class A                                                                 (37)
  Administration Fees Payable                                             (114)
  Custody Fees Payable                                                     (15)
  Other Assets & Liabilities                                             1,003
--------------------------------------------------------------------------------
Total Other Assets & Liabilities; Net:                                     377
--------------------------------------------------------------------------------
TOTAL NET ASSETS-- 100.0%                                           $1,942,621
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest (unlimited
  authorization-- no par value)                                     $1,942,641
Accumulated net realized loss on investments                               (20)
--------------------------------------------------------------------------------
Total Net Assets                                                    $1,942,621
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($1,554,598,075 / 1,554,568,754
  outstanding shares of beneficial interest)                             $1.00
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A ($388,022,716 / 388,051,290
   outstanding shares of beneficial interest)                            $1.00
--------------------------------------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
+ EFFECTIVE YIELD AT PURCHASE DATE.
DN -- DISCOUNT NOTE
FRN -- FLOATING RATE NOTE: THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS
       THE RATE IN EFFECT ON MAY 31, 2004, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE. THE RATE FLOATS ON A PREDETERMINED INDEX.
MTN -- MEDIUM TERM NOTE
SEE NOTES TO FINANCIAL STATEMENTS.

                                                       ARMADA MONEY MARKET FUNDS
                                                         STATEMENT OF NET ASSETS


MONEY MARKET FUND
MAY 31, 2004
--------------------------------------------------------------------------------
                                                      PAR              VALUE
                                                     (000)             (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.1%
FEDERAL HOME LOAN BANK -- 3.5%
  Federal Home Loan Bank
   1.190%, 10/20/04 (DN) +                          $25,000         $   24,884
   1.500%, 02/28/05 (MTN)                            50,000             50,000
   1.400%, 04/01/05 (MTN)                            10,300             10,296
   1.300%, 04/27/05 (MTN)                            20,000             20,000
   1.350%, 04/29/05 (MTN)                            20,000             20,000
   1.500%, 05/04/05 (MTN)                            10,000             10,000
                                                                    ----------
                                                                       135,180
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.3%
  Federal Home Loan Mortgage Corporation
   1.220%, 12/06/04 (DN) +                           30,000             29,809
   1.290%, 12/13/04 (DN) +                           20,000             19,860
                                                                    ----------
                                                                        49,669
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 3.3%
  Federal National Mortgage Association
   1.440%, 12/01/04 (DN) +                           20,000             19,854
   1.239%, 02/15/05 (FRN)                            25,000             25,003
   1.400%, 02/25/05 (MTN)                            30,000             30,000
   1.400%, 03/29/05 (MTN)                            20,000             20,000
   1.400%, 05/03/05 (MTN)                            20,000             20,000
   1.550%, 05/04/05 (MTN)                            10,000             10,000
                                                                    ----------
                                                                       124,857
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (Cost $309,706)               309,706
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 8.1%
  ABN AMRO Bank
   1.110%, 12/31/04                                  20,000             20,000
  ABN AMRO Bank Chicago (FRN)
   1.025%, 03/18/05                                  10,000             10,000
  American Express Centurion (FRN)
   1.050%, 02/04/05                                  40,000             40,000
  Barclays (FRN)
   1.028%, 03/24/05                                  15,000             15,000
  Barclays PLC (MTN, FRN)
   1.028%, 03/14/05                                  25,000             24,995
  Chase Manhattan Bank (FRN)
   1.050%, 11/08/04                                  40,000             40,000
  Credit Suisse First Boston (FRN)
   1.040%, 04/05/05                                  40,000             39,993
  Fifth Third Bank
   1.075%, 09/20/04                                  20,000             20,001
  Marshall & Ilsley Bank (FRN)
   1.040%, 11/02/04                                  45,000             45,000
  Svenska Handelsbanken
   1.145%, 12/28/04                                  10,000              9,990
  Toronto Dominion Bank
   1.380%, 08/27/04                                  20,000             19,999
  Wells Fargo & Company
   1.030%, 06/17/04                                  25,000             25,000
--------------------------------------------------------------------------------
Total Certificates of Deposit (Cost $309,978)                          309,978
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                      PAR              VALUE
                                                     (000)             (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER+ -- 48.9%
BANKS -- 5.9%
  ABN AMRO Bank North America
   1.060%, 09/20/04                                 $10,000         $    9,967
  ANZ (Delaware) Inc.
   1.030%, 06/22/04                                  25,000             24,985
  Danske Corp.
   1.040%, 06/01/04                                  20,200             20,200
   1.065%, 09/16/04                                  16,000             15,950
  Rabobank Nederland N.V.
   1.030%, 06/01/04                                  30,000             30,000
  Royal Bank of Scotland
   1.020%, 06/08/04                                  30,000             29,994
  Societe Generale North America
   1.090%, 11/10/04                                  40,000             39,804
  Svenska Handelsbanken
   1.080%, 07/28/04                                  15,000             14,974
   1.090%, 09/01/04                                  20,000             19,944
  Toronto Dominion Bank
   1.030%, 06/16/04                                  20,000             19,992
                                                                    ----------
                                                                       225,810
--------------------------------------------------------------------------------
FINANCE - AUTOMOTIVE -- 2.5%
  Daimlerchrysler Revolving Auto Conduit
   1.030%, 06/07/04                                  20,000             19,996
  New Center Asset Trust
   1.040%, 06/07/04                                  25,000             24,996
   1.030%, 06/14/04                                  49,250             49,232
                                                                    ----------
                                                                        94,224
--------------------------------------------------------------------------------
FINANCE - INVESTMENT BANKING/BROKERAGE -- 3.4%
  Citigroup
   1.020%, 06/11/04                                  20,000             19,995
  Merrill Lynch
   1.020%, 06/21/04                                  35,000             34,980
  Morgan Stanley
   1.030%, 06/01/04                                  25,000             25,000
   1.030%, 06/09/04                                  25,000             24,994
   1.040%, 06/23/04                                  25,000             24,984
                                                                    ----------
                                                                       129,953
--------------------------------------------------------------------------------
FINANCIAL CONDUITS -- 21.5%
  Blue Ridge Asset Funding
   1.030%, 06/07/04                                  25,000             24,996
   1.030%, 06/09/04                                  25,000             24,994
   1.030%, 06/10/04                                  23,000             22,994
  Ciesco L.P.
   1.040%, 06/03/04                                  20,000             19,999
   1.040%, 06/24/04                                  20,000             19,987
  Delaware Funding
   1.030%, 06/04/04                                  10,000              9,999
   1.030%, 06/11/04                                  22,541             22,535
   1.030%, 06/17/04                                  20,000             19,991
  Edison Asset Securitization LLC
   1.030%, 06/07/04                                  25,000             24,996
   1.050%, 08/18/04                                  20,000             19,954
  Fountain Square Commercial Funding
   1.030%, 06/15/04                                  20,000             19,992

ARMADA MONEY MARKET FUNDS
STATEMENT OF NET ASSETS


MONEY MARKET FUND
MAY 31, 2004
--------------------------------------------------------------------------------
                                                      PAR              VALUE
                                                     (000)             (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER+ -- CONTINUED
FINANCIAL CONDUITS -- CONTINUED
   1.055%, 06/28/04                                 $20,000         $   19,984
   1.080%, 08/10/04                                  20,000             19,958
  Galaxy Funding
   1.060%, 07/15/04                                  20,000             19,974
   1.090%, 07/20/04                                  10,000              9,985
  Gemini Securitization
   1.030%, 06/02/04                                  35,000             34,999
   1.040%, 06/09/04                                  10,000              9,998
   1.030%, 06/11/04                                  25,000             24,993
   1.050%, 06/28/04                                  10,000              9,992
  Hatteras Funding
   1.050%, 06/11/04                                  20,000             19,994
   1.080%, 07/16/04                                  15,000             14,980
  Kitty Hawk Funding Corp.
   1.030%, 06/15/04                                  25,000             24,990
  Liberty Street Funding
   1.020%, 06/01/04                                  15,191             15,191
   1.020%, 06/04/04                                  25,000             24,998
   1.030%, 06/14/04                                  30,000             29,989
  Market Street Funding
   1.040%, 06/07/04                                  12,000             11,998
   1.040%, 06/09/04                                  20,000             19,995
   1.040%, 06/17/04                                  28,250             28,237
   1.040%, 06/23/04                                  25,574             25,558
  Old Line Funding
   1.040%, 06/03/04                                  13,362             13,361
   1.040%, 06/07/04                                  20,027             20,023
   1.040%, 06/21/04                                  17,000             16,990
  Preferred Receivables Funding
   1.030%, 06/04/04                                  32,000             31,997
   1.030%, 06/09/04                                  20,529             20,524
   1.030%, 06/14/04                                  17,900             17,893
  Three Pillars Funding
   1.020%, 06/02/04                                  35,000             34,999
   1.040%, 06/07/04                                  35,605             35,599
  Three Rivers Funding
   1.030%, 06/01/04                                  10,000             10,000
  Variable Funding Capital
   1.030%, 06/10/04                                  25,000             24,994
                                                                    ----------
                                                                       822,630
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 11.6%
  Abbey National Treasury Services
   1.120%, 10/18/04                                  40,000             39,827
  Alliance Finance
   1.050%, 06/07/04                                  25,000             24,996
  American Express
   1.020%, 06/03/04                                  20,000             19,999
   1.010%, 06/15/04                                  15,000             14,994
  Caterpillar Financial Services
   1.280%, 07/12/04                                  15,000             14,978
  Dexia Delaware, LLC
   1.030%, 06/10/04                                  17,000             16,996
   1.010%, 06/22/04                                  20,000             19,988
   1.030%, 06/24/04                                  23,000             22,985


--------------------------------------------------------------------------------
                                                      PAR              VALUE
                                                     (000)             (000)
--------------------------------------------------------------------------------
  Greenwich Capital Holdings
   1.030%, 06/28/04                                 $20,000         $   19,984
   1.030%, 06/30/04                                  25,000             24,979
  HBOS Treasury Services
   1.040%, 06/29/04                                   6,300              6,295
   1.040%, 08/23/04                                  10,000              9,976
  ING Funding LLC
   1.030%, 06/15/04                                  28,500             28,489
   1.040%, 07/02/04                                  10,000              9,991
  National Rural Utilities Co-operative
   Finance Corp.
   1.040%, 06/16/04                                  25,000             24,989
   1.040%, 06/21/04                                  25,000             24,985
  UBS Finance
   1.020%, 06/01/04                                  20,000             20,000
   1.035%, 06/03/04                                  35,000             34,998
   1.030%, 06/07/04                                  12,000             11,998
   1.050%, 07/01/04                                  26,000             25,977
  Wells Fargo & Company
   1.020%, 06/10/04                                  25,000             24,994
                                                                    ----------
                                                                       442,418
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 1.6%
  Archer-Daniels-Midland
   1.040%, 07/27/04                                  20,000             19,968
  Nestle Capital Corp.
   1.100%, 09/10/04                                  10,000              9,969
   1.080%, 12/20/04                                  30,000             29,818
                                                                    ----------
                                                                        59,755
--------------------------------------------------------------------------------
FOREIGN INDUSTRIAL -- 0.8%
  Siemens Capital
   1.020%, 06/16/04                                  30,000             29,987
--------------------------------------------------------------------------------
INDUSTRIAL -- 0.5%
  Proctor & Gamble Co.
   1.010%, 06/07/04                                  20,000             19,997
--------------------------------------------------------------------------------
INSURANCE -- 1.1%
  Aegon N.V.
   1.040%, 06/28/04                                  20,000             19,984
  ING America Insurance Holdings
   1.060%, 09/14/04                                  24,000             23,926
                                                                    ----------
                                                                        43,910
--------------------------------------------------------------------------------
Total Commercial Paper (Cost $1,868,684)                             1,868,684
--------------------------------------------------------------------------------
CORPORATE BONDS -- 13.7%
BANKS -- 2.2%
  Australia and New Zealand Banking
   Group (MTN, FRN)
   1.149%, 01/21/05                                  45,000             45,015
  Canadian Imperial Bank (FRN)
   1.066%, 11/08/04                                  40,000             40,001
                                                                    ----------
                                                                        85,016
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      PAR              VALUE
                                                     (000)             (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 6.8%
  Bear Stearns
   1.093%, 02/22/05 (MTN, FRN)                      $20,000         $   20,000
   1.270%, 06/02/05 (FRN)                            20,000             20,045
  Citigroup (FRN)
   1.250%, 02/07/05                                  15,000             15,015
  Deutsche Bank (MTN, FRN)
   1.233%, 02/22/05                                  45,000             45,049
  General Electric (MTN, FRN)
   1.413%, 10/21/04                                  25,000             25,030
  Lehman Brothers Holdings (FRN)
   1.513%, 09/20/04                                  40,000             40,050
  Merrill Lynch (MTN, FRN)
   1.450%, 03/08/05                                  42,000             42,138
  National Rural Utilities (FRN)
   1.580%, 02/07/05                                  26,000             26,079
  Wells Fargo & Company (FRN)
   1.150%, 03/24/05                                  25,000             25,023
                                                                    ----------
                                                                       258,429
--------------------------------------------------------------------------------
FUNDING AGREEMENTS -- 1.0%
  Travelers Life & Annuity Funding
   Agreement (FRN)
   1.210%, 09/16/04                                  40,000             40,000
--------------------------------------------------------------------------------
INSURANCE -- 2.2%
  AIG Funding (FRN)
   1.225%, 11/15/04                                  42,500             42,532
  Allstate (FRN) 144A
   1.340%, 03/22/05                                  42,000             42,099
                                                                    ----------
                                                                        84,631
--------------------------------------------------------------------------------
RETAIL DEPARTMENT STORES -- 1.5%
  Wal-Mart Stores (MTN, FRN)
   1.238%, 02/22/05                                  56,000             56,024
--------------------------------------------------------------------------------
Total Corporate Bonds (Cost $524,100)                                  524,100
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 4.6%
GEORGIA -- 1.0%
  Athens Clarke County Development
   Authority, University of Georgia Athletic
   Association Project (RB) (LOC - Bank of
   America) (VRDN)
   1.090%, 08/01/33                                   9,450              9,450
  Burke County Development Authority,
   Oglethorpe Power Project (RB) (AMBAC)
   (VRDN)
   1.080%, 01/01/21                                  10,000             10,000
  Burke County Development Authority,
   Pollution Control Oglethorope Power
   Corporation Project (RB) Series A
   (VRDN)
   1.080%, 01/01/20                                   5,945              5,945
  Monroe County Development Authority
   Pollution Control, Oglethorpe Power
   Corporation Project (RB) (VRDN)
   1.080%, 01/01/21                                   5,200              5,200


--------------------------------------------------------------------------------
                                              NUMBER OF SHARES/        VALUE
                                                   PAR (000)           (000)
--------------------------------------------------------------------------------
  Savannah College Art & Design (RB)
   (VRDN)
   1.100%, 04/01/24                                 $ 8,000         $    8,000
                                                                    ----------
                                                                        38,595
--------------------------------------------------------------------------------
MICHIGAN -- 1.7%
  University of Michigan (RB) (VRDN)
   1.050%, 04/01/32                                  37,905             37,905
  University of Michigan Hospital (RB)
   Series A (VRDN)
   1.050%, 12/01/27                                  25,535             25,535
                                                                    ----------
                                                                        63,440
--------------------------------------------------------------------------------
MISSOURI -- 0.1%
  Missouri Health and Education Facilities
   Authority, Washington University Project
   (RB) Series D (VRDN)
   1.090%, 09/01/30                                   6,000              6,000
--------------------------------------------------------------------------------
NORTH CAROLINA -- 0.5%
  Charlotte Water & Sewer Systems (RB)
   Series C (VRDN)
   1.050%, 06/01/25                                  20,000             20,000
--------------------------------------------------------------------------------
PENNSYLVANIA -- 0.7%
  Emmaus General Authority (RB) (VRDN)
   1.070%, 12/01/28                                  10,900             10,900
  Lancaster County Hospital Authority
   Health Center, Masonic Homes Project
   (RB) (VRDN)
   1.070%, 09/01/31                                   9,270              9,270
  Philadelphia Industrial Development
   Authority, Newcourtland Elder Services
   Project (RB) (LOC - PNC Bank) (VRDN)
   1.100%, 03/01/27                                   7,900              7,900
                                                                    ----------
                                                                        28,070
--------------------------------------------------------------------------------
TENNESSEE -- 0.6%
  Clarksville Public Building Authority, Pooled
   Financing (RB) (LOC - Bank of America)
   (VRDN)
   1.090%, 07/01/31                                  21,790             21,790
--------------------------------------------------------------------------------
Total Municipal Securities (Cost $177,895)                             177,895
--------------------------------------------------------------------------------
MONEY MARKET FUND -- 0.1%
  Goldman Sachs Financial Square Prime
   Obligation Money Market Fund 4,301,498                                4,301
--------------------------------------------------------------------------------
Total Money Market Fund (Cost $4,301)                                    4,301
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 16.5%
  Bank of America
   1.03% (dated 5/28/04, matures 6/1/04,
   repurchase price $70,008,011,
   collateralized by various government
   obligations: total market value
   $71,400,001)                                     $70,000             70,000

ARMADA MONEY MARKET FUNDS
STATEMENT OF NET ASSETS


MONEY MARKET FUND
MAY 31, 2004
--------------------------------------------------------------------------------
                                                      PAR              VALUE
                                                     (000)             (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
  Credit Suisse First Boston
   1.03% (dated 5/28/04, matures 6/1/04,
   repurchase price $55,006,294,
   collateralized by various government
   obligations: total market value
   $56,101,590)                                    $ 55,000         $   55,000
  Greenwich Capital
   1.03% (dated 5/28/04, matures 6/1/04,
   repurchase price $185,021,172,
   collateralized by various government
   obligations: total market value
   $188,703,253)                                    185,000            185,000
  Morgan Stanley
   1.02% (dated 5/28/04, matures 6/1/04,
   repurchase price $160,018,133,
   collateralized by various government
   obligations: total market value
   $163,726,590)                                    160,000            160,000
  UBS Securities
   1.03% (dated 5/28/04, matures 6/1/04,
   repurchase price $160,018,311,
   collateralized by various government
   obligations: total market value
   $163,202,908)                                    160,000            160,000
--------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $630,000)                            630,000
--------------------------------------------------------------------------------
Total Investments-- 100.0% (Cost $3,824,664)*                        3,824,664
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- 0.0%
  Investment Advisory Fees Payable                                        (807)
  12b-1 Fees Payable
   Class I                                                                (101)
   Class A                                                                 (70)
  Administration Fees Payable                                             (226)
  Custody Fees Payable                                                     (28)
  Other Assets & Liabilities                                             1,151
--------------------------------------------------------------------------------
Total Other Assets & Liabilities; Net:                                     (81)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $3,824,583
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                       VALUE
                                                                       (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization-- no par value)                          $3,832,433
Distributions in excess of net investment income                            (1)
Accumulated net realized loss on investments                            (7,849)
--------------------------------------------------------------------------------
Total Net Assets                                                    $3,824,583
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($2,920,107,020 / 2,925,177,831
  outstanding shares of beneficial interest)                             $1.00
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A ($902,675,585 / 905,443,736
  outstanding shares of beneficial interest)                             $1.00
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share-- Class B ($1,129,404 / 1,130,026
  outstanding shares of beneficial interest)                             $1.00
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share-- Class C ($671,140 / 670,811
  outstanding shares of beneficial interest)                             $1.00
--------------------------------------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
+ EFFECTIVE YIELD AT PURCHASE DATE.
144A -- SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
        OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
DN -- DISCOUNT NOTE
FRN -- FLOATING RATE NOTE: THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS
       THE RATE IN EFFECT ON MAY 31, 2004, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE. THE RATE FLOATS BASED ON
       A PREDETERMINED INDEX.
LLC -- LIMITED LIABILITY COMPANY
LOC -- LETTER OF CREDIT
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
MTN -- MEDIUM TERM NOTE
PLC -- PUBLIC LIABILITY COMPANY
RB -- REVENUE BOND
VRDN -- VARIABLE RATE DEMAND NOTE: THE RATE REFLECTED ON THE STATEMENT OF NET
        ASSETS IS THE RATE IN EFFECT ON MAY 31, 2004, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
SEE NOTES TO FINANCIAL STATEMENTS.

                                                       ARMADA MONEY MARKET FUNDS
                                                         STATEMENT OF NET ASSETS


OHIO MUNICIPAL MONEY MARKET FUND
MAY 31, 2004
--------------------------------------------------------------------------------
                                                      PAR              VALUE
                                                     (000)             (000)
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 100.0%
OHIO -- 100.0%
  Allen County (BAN) (GO)
   1.440%, 09/08/04                                 $ 1,735           $  1,736
  Allen County Health Care Facilities,
   Mennonite Memorial Home Project (RB)
   (LOC - Wells Fargo Bank) (VRDN)
   1.090%, 02/01/18                                   2,870              2,870
  Blue Ash (BAN) (GO)
   1.250%, 02/04/05                                   1,300              1,300
  Bowling Green (BAN) (GO)
   1.100%, 06/10/04                                   1,745              1,745
  Broadview Heights (BAN) (GO)
   2.000%, 12/09/04                                   1,000              1,005
  Butler County (BAN) (GO)
   1.500%, 06/10/04                                   1,550              1,550
  Butler County (BAN) (GO) Series A
   2.000%, 03/11/05                                   2,060              2,074
  Butler County (BAN) (GO) Series B
   1.500%, 09/23/04                                   1,100              1,102
  Butler County (BAN) (GO) Series C
   2.000%, 09/23/04                                   1,000              1,003
  Butler County Waterworks Improvement
   (BAN) (GO)
   2.500%, 03/11/05                                   1,750              1,763
  Cincinnati Various Purposes (GO) Series A
   5.250%, 12/01/04                                   1,300              1,326
  Cleveland Waterworks (RB) Series L
   (FGIC) (VRDN)
   1.070%, 01/01/33                                   6,550              6,550
  Columbus Sewer & Water Improvement
   Authority (RB) (VRDN)
   1.070%, 06/01/11                                   8,500              8,500
  Coshocton County Hospital Facilities
   Authority, Memorial Hospital Project
   (RB) (LOC - Bank of Chicago) (VRDN)
   1.100%, 03/01/19                                   1,200              1,200
  Cuyahoga County Civic Facility, Oriana
   Services Project (RB) (LOC - Bank One)
   (VRDN)
   1.220%, 04/01/16                                   2,095              2,095
  Cuyahoga County Economic Development
   Authority, Magnificat High School
   Project (RB) (LOC - Fifth Third Bank)
   (VRDN)
   1.070%, 06/01/30                                   2,400              2,400
  Cuyahoga County Economic Development
   Authority, Positive Education Program
   (RB) (LOC - Key Bank) (VRDN)
   1.140%, 08/01/20                                   2,760              2,760
  Cuyahoga County Hospital Authority,
   Cleveland Clinic Project (RB) (LOC - JP
   Morgan Chase) (VRDN)
   1.080%, 01/01/35                                   9,950              9,950
  Cuyahoga County Hospital Improvement,
   University Hospitals of Cleveland (RB)
   Series 1985 (VRDN)
   1.020%, 01/01/16                                   1,550              1,550


--------------------------------------------------------------------------------
                                                      PAR               VALUE
                                                     (000)              (000)
--------------------------------------------------------------------------------
  Cuyahoga County, Cleveland Clinic
   Health System (RB) (TECP)
   1.250%, 11/16/04                                 $ 2,500           $  2,500
  Delaware County Capital Improvement
   Facilities (GO)
   1.200%, 12/01/04                                     900                900
  Franklin County Hospital Authority, Holy
   Cross Health Systems Project (RB)
   (VRDN)
   1.070%, 06/01/16                                   4,955              4,955
  Franklin County Industrial Development
   Revenue Authority, Bricker & Eckler
   Project (RB) (LOC - Bank One) (VRDN)
   1.150%, 11/01/14                                   1,900              1,900
  Franklin County, Trinity Health Credit
   Group Project (RB) Series F (VRDN)
   1.070%, 12/01/30                                   3,350              3,350
  Franklin Local School District Muskingum
   County (BAN) (GO)
   1.870%, 06/17/04                                   1,500              1,501
  Gates Mills County (BAN) (GO)
   1.400%, 06/17/04                                   2,000              2,000
  Geauga County (BAN) (GO)
   1.600%, 12/10/04                                   1,975              1,979
   2.000%, 03/03/05                                   1,000              1,006
  Geauga County Health Care Facilities,
   Montefiore Housing Corporation Project
   (RB) (LOC - Key Bank) (VRDN)
   1.140%, 01/01/26                                   2,000              2,000
  Green County (BAN) (GO) Series C
   2.250%, 05/27/05                                   2,655              2,669
  Groveport - Madison Local School District
   Emergency Levy Anticipation Notes
   (GO)
   2.200%, 12/01/04                                   1,500              1,506
  Hamilton County Economic Development
   Authority, Cincinnati Arts Association
   Project (RB) (LOC - Fifth Third Bank)
   (VRDN)
   1.080%, 11/01/23                                   1,000              1,000
  Hamilton County Economic Development
   Authority, Cincinnati-Hamilton Project
   (RB) (LOC - Fifth Third Bank) (VRDN)
   1.080%, 09/01/25                                     835                835
  Hamilton County Economic Development
   Authority, Taft Museum Project (RB)
   (LOC - Fifth Third Bank) (VRDN)
   1.080%, 05/01/27                                   3,900              3,900
  Hamilton County Health Care Facilities,
   Twin Towers & Twin Lakes Project (RB)
   (LOC - U.S. Bank) (VRDN)
   1.090%, 07/01/23                                   3,000              3,000
  Independence County (BAN) (GO)
   1.750%, 07/01/04                                   1,500              1,501
   2.250%, 05/11/05                                   1,500              1,513
  Jackson Local School District Stark &
   Summit Counties (BAN) (GO)
   2.000%, 08/12/04                                   3,000              3,006

ARMADA MONEY MARKET FUNDS
STATEMENT OF NET ASSETS


OHIO MUNICIPAL MONEY MARKET FUND
MAY 31, 2004
--------------------------------------------------------------------------------
                                                      PAR               VALUE
                                                     (000)              (000)
--------------------------------------------------------------------------------
Jefferson Madison County Local School
 District (BAN) (GO)
 2.020%, 11/30/04                                   $ 2,300           $  2,310
Keystone Local School District, Lorain
 County (BAN) (GO)
 1.810%, 08/04/04                                     1,500              1,502
Lake County (BAN) (GO)
 1.118%, 04/14/05                                     2,000              2,015
Lakewood City School District (BAN)
 (GO)
 1.750%, 09/14/04                                     3,500              3,507
Lancaster County School District (BAN)
 (GO)
 1.240%, 06/24/04                                     2,835              2,835
Lima Hospital Facilities Authority, Lima
 Memorial Hospital Project (RB) (LOC -
 Bank One) (VRDN)
 1.140%, 12/01/10                                     1,310              1,310
 1.220%, 06/01/33                                     2,500              2,500
Mentor Exempted Village School District
 (RAN)
 2.000%, 06/26/04                                     2,500              2,502
Middlefield (BAN) (GO)
 2.000%, 11/04/04                                     1,000              1,003
North Canton (REAN) (GO)
 1.250%, 07/01/04                                     2,100              2,100
Ohio State (GO) (VRDN)
 1.050%, 02/01/19                                     4,700              4,700
Ohio State Air Quality Pollution Control
 Development Authority, Sohio Air
 Project (RB) (VRDN)
 1.080%, 05/01/22                                     6,000              6,000
Ohio State Air Quality Pollution Control
 Development Authority, Sohio Water
 Project (RB) (VRDN)
 1.090%, 05/01/22                                     2,110              2,110
Ohio State Air Quality Pollution Control
 Development Authority, Timken
 Company Project (RB) (LOC - Key
 Bank) (VRDN)
 1.070%, 06/01/33                                     6,000              6,000
Ohio State Air Quality Pollution Control
 Development Authority, Toledo Edison
 Project (RB) Series A (LOC - Wachovia
 Bank) (VRDN)
 1.080%, 06/01/23                                    10,200             10,200
Ohio State Economic Development
 Authority, YMCA Greater Cincinnati
 Project (RB) (LOC - Bank One) (VRDN)
 1.100%, 11/01/21                                     8,300              8,300
Ohio State Higher Educational Facilities
 Authority, Ashland University Project
 (RB) (LOC - Key Bank) (VRDN)
 1.110%, 09/01/24                                     4,300              4,300
Ohio State Higher Educational Facilities
 Authority, Case Western Reserve (RB)
 Series A (VRDN)
 1.080%, 10/01/31                                     6,875              6,875


--------------------------------------------------------------------------------
                                                      PAR               VALUE
                                                     (000)              (000)
--------------------------------------------------------------------------------
Ohio State Higher Educational Facilities
 Authority, Case Western Reserve
 University (TECP)
 1.000%, 07/15/04                                   $ 2,000           $  2,000
Ohio State Higher Educational Facilities
 Authority, Kenyon College Project (RB)
 (LOC - Bank One) Series K (VRDN)
 1.120%, 08/01/33                                     1,100              1,100
Ohio State Higher Educational Facilities
 Authority, Pooled Financing Program
 (RB) (LOC - Fifth Third Bank) Series A
 (VRDN)
 1.170%, 09/01/26                                     4,695              4,695
Ohio State Higher Educational Facilities
 Authority, Xavier University Project (RB)
 (LOC - U.S. Bank) (VRDN)
 1.030%, 05/01/15                                     5,400              5,400
Ohio State Higher Educational Facilities
 Authority, Xavier University Project (RB)
 (LOC - U.S. Bank) Series B (VRDN)
 1.030%, 11/01/30                                    11,800             11,800
Ohio State University General Receipts
 (RB) (VRDN)
 1.030%, 12/01/07                                     6,375              6,375
 1.060%, 12/01/21                                     2,000              2,000
 1.030%, 12/01/27                                     2,550              2,550
 1.060%, 12/01/31                                     2,720              2,720
Ohio State Water Development Authority,
 Pollution Control Facilities, Cleveland
 Electric Illuminating Project (RB) (LOC -
 Barclays Bank) Series B (VRDN)
 1.070%, 08/01/20                                     6,900              6,900
Ohio State Water Development Authority,
 Timken Company Project (RB) (LOC -
 Northern Trust Company) (VRDN)
 1.070%, 11/01/25                                     2,000              2,000
Ohio State Water Development Authority,
 Timken Company Project (RB) (LOC -
 Wachovia Bank) (VRDN)
 1.070%, 05/01/07                                     3,000              3,000
Ohio University General Receipts (BAN)
 Series A
 1.450%, 01/20/05                                     2,365              2,370
Ohio University General Receipts (BAN)
 Series B
 1.500%, 01/20/05                                     1,700              1,704
Ohio University General Receipts (RB)
 (FSA) (VRDN)
 1.070%, 12/01/26                                     1,000              1,000
Ontario (BAN)
 1.400%, 10/22/04                                     2,000              2,002
Ottawa County (BAN) (GO)
 1.500%, 04/19/05                                     1,250              1,252
Ottawa County Sanitation Sewer
 Improvement (BAN) (GO)
 1.740%, 10/20/04                                       565                566

--------------------------------------------------------------------------------
                                                      PAR               VALUE
                                                     (000)              (000)
--------------------------------------------------------------------------------
  Portage County Health Care Facility,
   Hattie Larham Project (RB) (LOC -
   Bank One) (VRDN)
   1.220%, 02/01/17                                 $ 2,325           $  2,325
  Richland Heights (BAN) (GO)
   1.760%, 05/05/05                                   2,085              2,091
  Rocky River, Lutheran West High School
   Project (RB) (LOC - Fifth Third Bank)
   (VRDN)
   1.080%, 12/01/22                                   2,500              2,500
  Scioto County Hospital Facilities Authority
   VHA (RB) Series B (AMBAC)
   1.070%, 12/01/25                                   1,525              1,525
  Scioto County Hospital Facilities Authority,
   Central Capital Asset Project VHA (RB)
   Series C (AMBAC) (VRDN)
   1.070%, 12/01/25                                   1,000              1,000
  Scioto County Hospital Facilities Authority,
   Central Capital Asset Project VHA (RB)
   Series D (AMBAC) (VRDN)
   1.070%, 12/01/25                                   1,495              1,495
  Scioto County Hospital Facilities Authority,
   Central Capital Asset Project VHA (RB)
   Series E (AMBAC) (VRDN)
   1.070%, 12/01/25                                   1,065              1,065
  Sharonville Industrial Development
   Authority, Edgecomb Metals Project (RB)
   (LOC - Wells Fargo Bank) (VRDN)
   1.090%, 11/01/09                                   2,760              2,760
  Sidney City School District (BAN) (GO)
   1.560%, 07/15/04                                     928                929
   1.420%, 07/15/04                                   1,999              2,000
  Solon (BAN) (GO)
   2.000%, 12/09/04                                   2,700              2,712
  Sylvania City School District (BAN) (GO)
   1.480%, 07/29/04                                   1,000              1,001
  Tipp City Village School District (BAN)
   2.000%, 01/12/05                                   1,165              1,170
  Toledo City Services Special Assessment
   Notes (RB) (LOC - Bank One) (VRDN)
   1.100%, 12/01/05                                   4,000              4,000
  University of Toledo General Receipts (RB)
   (FGIC) (VRDN)
   1.090%, 06/01/32                                  13,660             13,660
  Upper Arlington Street Improvement
   (BAN)
   2.000%, 01/12/05                                   1,047              1,053
  Upper Valley Joint Vocational School
   District
   (BAN) (GO)
   1.600%, 12/01/04                                   2,000              2,004
  Walnut Hills High School Alumni
   Foundation, School Improvements Fund
   (RB) (LOC - Fifth Third Bank) (VRDN)
   1.100%, 12/01/06                                   2,260              2,260


--------------------------------------------------------------------------------
                                              NUMBER OF SHARES/         VALUE
                                                   PAR (000)            (000)
--------------------------------------------------------------------------------
  Warren County Health Care Facilities
   Authority, Otterbein Homes Project (RB)
   Series B (LOC - Fifth Third Bank)
   (VRDN)
   1.110%, 07/01/23                                 $ 3,533           $  3,533
  Warren County Industrial Development
   Authority, Cincinnati Electric
   Illuminating Project (RB) (LOC - Scotia
   Bank) (VRDN)
   1.270%, 09/01/15                                   5,190              5,190
  Warren County Industrial Development
   Authority, Liquid Container Project (RB)
   (LOC - Bank of America) (VRDN)
   1.070%, 03/01/15                                   1,670              1,670
  Washington County Hospital Facilities
   Authority, Marietta Area Health Facilities
   (RB) (VRDN)
   1.060%, 12/01/33                                   1,000              1,000
  Washington Township Franklin County
   (BAN) (GO)
   1.930%, 08/09/04                                   2,000              2,003
  Wooster Industrial Development Authority,
   Allen Group Project (RB) (LOC -
   Wachovia Bank) (VRDN)
   1.070%, 12/01/10                                   5,000              5,000
--------------------------------------------------------------------------------
Total Municipal Securities (Cost $286,949)                             286,949
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 0.3%
  BlackRock Ohio Municipal Money
   Market Fund                                      462,111                462
  Fidelity Ohio Money Market Fund                   395,964                396
--------------------------------------------------------------------------------
Total Money Market Funds (Cost $858)                                       858
--------------------------------------------------------------------------------
Total Investments-- 100.3% (Cost $287,807)*                            287,807
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (0.3)%
  Investment Advisory Fees Payable                                         (33)
  12b-1 Fees Payable
   Class I                                                                  (7)
   Class A                                                                  (3)
  Administration Fees Payable                                              (16)
  Custody Fees Payable                                                      (3)
  Other Assets & Liabilities                                              (777)
--------------------------------------------------------------------------------
Total Other Assets & Liabilities; Net:                                    (839)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                            $286,968
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization-- no par value)                            $286,968
--------------------------------------------------------------------------------
Total Net Assets                                                      $286,968
--------------------------------------------------------------------------------

ARMADA MONEY MARKET FUNDS
STATEMENT OF NET ASSETS


OHIO MUNICIPAL MONEY MARKET FUND
MAY 31, 2004
--------------------------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($238,433,082 / 238,437,060
  outstanding shares of beneficial interest)                             $1.00
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A ($48,534,991 / 48,531,868
  outstanding shares of beneficial interest)                             $1.00
--------------------------------------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
BAN -- BOND ANTICIPATION NOTE
FGIC -- FEDERAL GUARANTY INSURANCE COMPANY
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
LOC -- LETTER OF CREDIT
RAN -- REVENUE ANTICIPATION NOTE
RB -- REVENUE BOND
REAN -- REAL ESTATE ACQUISITION NOTES
TECP -- TAX EXEMPT COMMERCIAL PAPER
VHA --  VOLUNTARY HOSPITALS OF AMERICA
VRDN -- VARIABLE RATE DEMAND NOTE: THE RATE REFLECTED ON THE STATEMENT OF NET
        ASSETS IS THE RATE IN EFFECT ON MAY 31, 2004, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
SEE NOTES TO FINANCIAL STATEMENTS.

                                                       ARMADA MONEY MARKET FUNDS
                                                         STATEMENT OF NET ASSETS


PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
MAY 31, 2004
--------------------------------------------------------------------------------
                                                      PAR               VALUE
                                                     (000)              (000)
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 102.1%
PENNSYLVANIA -- 102.1%
  Allegheny County (GO) Series C-45
   (FGIC)
   6.000%, 10/01/04                                 $ 1,500           $  1,524
  Allegheny County Higher Education
   Building Authority, Carnegie Mellon
   University Project (RB) (VRDN)
   1.100%, 12/01/33                                   5,250              5,250
  Allegheny County Hospital Development
   Authority, Health Care Dialysis Clinic
   (RB) (VRDN)
   1.070%, 12/01/19                                   5,880              5,880
  Allegheny County Industrial Development
   Authority, Carnegie Museums of
   Pittsburgh (RB) (LOC - Citizens Bank)
   (VRDN)
   1.130%, 08/01/32                                   2,000              2,000
  Allegheny County Port Authority (GAN)
   2.000%, 06/30/04                                   1,500              1,501
  Allegheny County Sanitary Authority (RB)
   Series 2003 (MBIA)
   4.000%, 12/01/04                                   2,000              2,028
  Beaver County Industrial Development
   Authority Pollution Control, Atlantic
   Richfield (RB) (VRDN)
   1.070%, 12/01/20                                   4,300              4,300
  Beaver County Industrial Development
   Authority, Toledo Edison Company
   Project (RB) (LOC - Barclays Bank PLC)
   (VRDN)
   1.060%, 06/01/30                                   6,000              6,000
  Berks County Industrial Development
   Authority, Kutztown Resource Recovery
   Management Project (RB) (LOC -
   Wachovia Bank) (VRDN)
   1.170%, 12/01/30                                   1,905              1,905
  Bucks County (TRAN) (GO) Series A
   2.000%, 12/31/04                                   2,000              2,010
  Butler County Industrial Development
   Authority, Concordia Lutheran Project
   (RB) Series A (LOC - Fleet Bank)
   (VRDN)
   2.500%, 05/01/34                                   1,500              1,512
  Carlisle Area School District (GO) (FGIC)
   2.000%, 09/01/04                                     690                692
  Central Bucks County School District
   Authority (GO) Series A (VRDN)
   1.110%, 02/01/20                                   1,800              1,800
  Chester County Industrial Development
   Authority, Archdiocese of Philadelphia
   (RB) (LOC - Wachovia Bank) (VRDN)
   1.100%, 07/01/31                                   5,200              5,200
  Chester County Intergovernmental Unit
   (RB) (VRDN)
   1.150%, 03/01/25                                   2,000              2,000


--------------------------------------------------------------------------------
                                                      PAR               VALUE
                                                     (000)              (000)
--------------------------------------------------------------------------------
  Dallastown Area School District (GO)
   (FGIC) (VRDN)
   1.110%, 02/01/18                                 $ 4,195           $  4,195
  Dauphin County General Authority (RB)
   Sub-Series ZZZ (AMBAC) (VRDN)
   1.120%, 06/01/26                                   2,000              2,000
  Delaware County Industrial Development
   Authority, BP Oil Project (RB) (VRDN)
   1.080%, 12/01/09                                   4,450              4,450
   1.080%, 10/01/19                                   1,480              1,480
  Delaware County Industrial Development
   Authority, Exelon Generation Company
   Project (TECP) Series 2001 (LOC - Bank
   One)
   1.120%, 10/05/04                                   5,235              5,235
  Delaware County Industrial Development
   Authority, Philadelphia Electric Company
   Project (RB) Series A (LOC - Bank One)
   (VRDN)
   1.040%, 06/14/04                                   6,925              6,925
  Delaware County Industrial Development
   Authority, Resource Recovery, General
   Electric Capital Corporation (RB) Series G
   (VRDN)
   1.030%, 12/01/31                                   4,000              4,000
  Delaware County Industrial Development
   Authority, Scott Paper Company Project
   (RB) Series D (VRDN)
   1.070%, 12/01/18                                   3,900              3,900
  Delaware County Industrial Development
   Authority, Scott Paper Project (RB)
   Series B
   (VRDN)
   1.070%, 12/01/18                                   5,000              5,000
  Delaware County Industrial Development
   Authority, Sunoco Project (RB) (LOC -
   Bank of America) (VRDN)
   1.070%, 11/01/33                                   4,000              4,000
  Geisinger Health System Authority,
   Geisinger Health System (RB) (VRDN)
   1.080%, 08/01/28                                   5,000              5,000
   1.080%, 11/15/32                                   1,200              1,200
  Harrisburg Authority, Haverford School
   District (RB) Sub-Series A (FSA) (VRDN)
   1.110%, 03/01/34                                   2,110              2,110
  Lancaster County Hospital Authority,
   Lancaster General Hospital Project (RB)
   (LOC - Fulton Bank) (VRDN)
   1.200%, 06/01/18                                   5,200              5,200
  Lancaster Higher Education Authority,
   Franklin & Marshall College (RB)
   (VRDN)
   1.150%, 04/15/27                                   3,905              3,905
  Lebanon County Health Facilities, ECC
   Retirement Village Project (RB) (LOC -
   Northern Trust Company) (VRDN)
   1.110%, 10/15/25                                   4,000              4,000

ARMADA MONEY MARKET FUNDS
STATEMENT OF NET ASSETS


PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
MAY 31, 2004
--------------------------------------------------------------------------------
                                                      PAR               VALUE
                                                     (000)              (000)
--------------------------------------------------------------------------------
Mercer Area School District (GO) (MBIA)
 1.200%, 07/15/04                                   $   535           $    535
Monroe County (TRAN) (GO)
 2.000%, 12/31/04                                     2,460              2,472
Montgomery County Industrial
 Development Authority, Friends Central
 School Project (RB) (LOC - Wachovia
 Bank) (VRDN)
 1.110%, 03/01/32                                     1,230              1,230
Montgomery County Industrial
 Development Authority, PECO Exelon
 Project (TECP)
 0.950%, 08/11/04                                     1,995              1,995
 0.950%, 09/03/04                                     8,000              8,000
Montgomery County Industrial
 Development Authority, PECO Exelon
 Project (TECP) Series A
 1.050%, 08/11/04                                     2,000              2,000
New Garden General Authority, Municipal
 Pooled Financing Program (RB) Series I
 (AMBAC) (VRDN)
 1.120%, 11/01/29                                     3,700              3,700
New Garden General Authority, Municipal
 Pooled Financing Program (RB) Series II
 (FSA) (VRDN)
 1.120%, 12/01/33                                     4,650              4,650
Northampton County General Purpose
 Authority, Lafayette College Project (RB)
 (VRDN)
 1.040%, 11/01/23                                     3,000              3,000
Northampton County Higher Education
 Authority, Lafayette College Project (RB)
 Series B (VRDN)
 1.040%, 11/01/28                                     2,000              2,000
Pennsylvania Intergovernmental
 Cooperation Authority (RB)
 6.000%, 06/15/04                                     1,000              1,002
 5.000%, 06/15/04                                     2,270              2,274
Pennsylvania State (GO)
 4.000%, 10/01/04                                     1,000              1,010
Pennsylvania State (GO) First Series
 5.000%, 01/15/05                                     2,280              2,334
Pennsylvania State Higher Education
 Facilities Authority, Association of
 Independent Colleges & Universities
 (RB) Series F-1 (VRDN)
 1.070%, 05/01/20                                     1,700              1,700
Pennsylvania State Higher Education
 Facilities Authority, Association of
 Independent Colleges & Universities
 (RB) Series J-2 (LOC - PNC Bank)
 (VRDN)
 1.070%, 05/01/27                                     2,300              2,300
Pennsylvania State Higher Education
 Facilities Authority, Association of
 Independent Colleges (RB) Series I-2
  (VRDN)
 1.125%, 11/01/21                                     1,000              1,000


--------------------------------------------------------------------------------
                                                      PAR               VALUE
                                                     (000)              (000)
--------------------------------------------------------------------------------
Pennsylvania State Higher Education
 Facilities Authority, Carnegie Mellon
 University (RB) Series A (VRDN)
 1.080%, 11/01/25                                   $ 1,000           $  1,000
Pennsylvania State Higher Education
 Facilities Authority, Carnegie Mellon
 University Project (RB) Series 1995
 6.000%, 11/01/04                                     1,270              1,296
Pennsylvania State Higher Education
 Facilities Authority, Philadelphia College
 of Textiles & Science (RB) (MBIA)
 5.250%, 02/01/05                                     1,000              1,027
Pennsylvania State Higher Education
 Facilities Authority, University of
 Sciences (RB) Series A (LOC - Bank of
 Nova Scotia) (VRDN)
 1.060%, 05/01/32                                     5,000              5,000
Pennsylvania State Public School Building
 Authority, Parkland School District
 (RB) Series D (VRDN)
 1.110%, 03/01/19                                     1,225              1,225
Pennsylvania State Turnpike Commission
 (RB) Series Q (VRDN)
 1.100%, 06/01/27                                     3,600              3,600
 1.100%, 06/01/28                                     5,750              5,750
Pennsylvania State Turnpike Commission
 Oil Franchise Tax (RB) (MBIA) Series B
 3.000%, 12/01/04                                     1,095              1,105
Philadelphia (GO) (FSA)
 3.850%, 09/15/04                                     1,065              1,073
Philadelphia Hospital & Higher Education
 Facilities Authority, Children's Hospital
 Project (RB) Series A (VRDN)
 1.080%, 07/01/22                                     2,000              2,000
Philadelphia Hospital & Higher Education
 Facilities Authority, Childrens Hospital
 Project (RB) Series B (VRDN)
 1.080%, 07/01/25                                     5,850              5,850
Philadelphia Hospital & Higher Education
 Facilities Authority, Childrens Hospital
 Project (RB) Series C (VRDN)
 1.080%, 07/01/31                                     3,650              3,650
Philadelphia Industrial Development
 Authority, Fox Chase Cancer Center
 (RB) (VRDN)
 1.080%, 07/01/10                                     4,000              4,000
 1.080%, 07/01/25                                     2,800              2,800
Philadelphia Industrial Development
 Authority, Pennsylvania School for the
 Deaf (RB) (LOC - Citizens Bank)
 (VRDN)
 1.110%, 11/01/32                                     4,500              4,500
Sayre Health Care Facilities Authority,
 Capital Financing Program (RB) Series I
 (VRDN)
 1.060%, 12/01/20                                     2,750              2,750

--------------------------------------------------------------------------------
                                              NUMBER OF SHARES/         VALUE
                                                   PAR (000)            (000)
--------------------------------------------------------------------------------
  Scranton-Lackawanna Health & Welfare
   Authority, University of Scranton Project
   (RB) (LOC - PNC Bank)
   1.050%, 11/01/04                                 $ 1,265           $  1,265
  Springettsbury Township (GO) (FSA)
   2.000%, 11/15/04                                   1,135              1,140
  University of Pittsburgh, University
   Capital Project (RB) Series A (VRDN)
   1.060%, 09/15/29                                   1,100              1,100
  Wallenpaupack Area School District (GO)
   3.850%, 09/01/04                                   1,000              1,007
  Washington County Authority, University
   of Pennsylvania Project (RB) (VRDN)
   1.050%, 07/01/34                                   2,000              2,000
  William Penn School District (TRAN)
   1.100%, 06/30/04                                   2,400              2,400
  York County (TRAN) (GO)
   1.750%, 07/30/04                                   2,640              2,643
--------------------------------------------------------------------------------
Total Municipal Securities (Cost $205,585)                             205,585
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 0.7%
  BlackRock Ohio Municipal Money
   Market Portfolio                                 609,726                610
  Fidelity Pennsylvania Municipal Money
   Market Fund                                      708,558                708
--------------------------------------------------------------------------------
Total Money Market Funds (Cost $1,318)                                   1,318
--------------------------------------------------------------------------------
Total Investments -- 102.8% (Cost $206,903)*                           206,903
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (2.8)%
  Investment Advisory Fees Payable                                         (24)
  12b-1 Fees Payable
   Class I                                                                  (3)
   Class A                                                                  (6)
  Administration Fees Payable                                               (8)
  Custody Fees Payable                                                      (3)
  Other Assets & Liabilities                                            (5,565)
--------------------------------------------------------------------------------
Total Other Assets & Liabilities; Net:                                  (5,609)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                            $201,294
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                       VALUE
                                                                       (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization-- no par value)                            $201,344
Accumulated net realized loss on investments                               (50)
--------------------------------------------------------------------------------
Total Net Assets                                                      $201,294
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($97,247,684 / 97,358,827
  outstanding shares of beneficial interest)                             $1.00
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A ($104,046,608 / 103,988,869
  outstanding shares of beneficial interest)                             $1.00
--------------------------------------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC -- FEDERAL GUARANTY INSURANCE COMPANY
FSA -- FEDERAL SECURITY ASSURANCE
GAN -- GRANT ANTICIPATION NOTE
GO -- GENERAL OBLIGATION
LOC -- LETTER OF CREDIT
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
PLC -- PUBLIC LIABILITY COMPANY
RB -- REVENUE BOND
TECP -- TAX EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE
VRDN -- VARIABLE RATE DEMAND NOTE: THE RATE REFLECTED ON THE STATEMENT OF NET
        ASSETS IS THE RATE IN EFFECT ON MAY 31, 2004, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA MONEY MARKET FUNDS
STATEMENT OF NET ASSETS


TAX EXEMPT MONEY MARKET FUND
MAY 31, 2004
--------------------------------------------------------------------------------
                                                      PAR               VALUE
                                                     (000)              (000)
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 99.5%
ALABAMA -- 1.7%
  Montgomery County Pollution Control
   Authority, General Electric Project
   (TECP)
   1.000%, 06/09/04                                 $11,200           $ 11,200
--------------------------------------------------------------------------------
ALASKA -- 1.9%
  Valdez Marine Terminal BP Pipeline
   Project (RB) Series B (VRDN)
   1.100%, 07/01/37                                  12,500             12,500
--------------------------------------------------------------------------------
ARIZONA -- 1.1%
  Arizona School District Financing
   Program (TAN)
   1.750%, 07/30/04                                   7,000              7,009
--------------------------------------------------------------------------------
COLORADO -- 2.0%
  Colorado Education Loan Program
   (TRAN)
   2.000%, 08/09/04                                   5,000              5,008
  Westminster Industrial Development
   Authority, Ball Corporation Project
   (RB) (LOC - Bank One) (VRDN)
   1.100%, 06/01/05                                   8,000              8,000
                                                                      --------
                                                                        13,008
--------------------------------------------------------------------------------
DELAWARE -- 1.3%
  Delaware Economic Development
   Authority, Andrews School Project
   (RB) (VRDN)
   1.070%, 09/01/32                                   6,500              6,500
  Delaware State (GO) Series A
   4.000%, 07/01/04                                   2,010              2,015
                                                                      --------
                                                                         8,515
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 0.6%
  District of Columbia, Field School Project
   (RB) Series B (LOC - Wachovia Bank)
   (VRDN)
   1.120%, 07/01/31                                   3,940              3,940
--------------------------------------------------------------------------------
FLORIDA -- 1.5%
  Gainesville Utilities System (TECP)
   1.050%, 07/13/04                                   9,659              9,659
--------------------------------------------------------------------------------
GEORGIA -- 3.2%
  Burke County Development Authority,
   Oglethorpe Power Project (RB)
   (AMBAC) (VRDN)
   1.080%, 01/01/21                                   5,000              5,000
  Burke County Development Authority,
   Oglethorpe Power Project (RB)
   Series B (AMBAC) (VRDN)
   1.080%, 01/01/20                                   4,400              4,400
  Burke County Development Authority,
   Oglethorpe Power Project (TECP)
   (AMBAC)
   1.070%, 07/13/04                                   4,600              4,600


--------------------------------------------------------------------------------
                                                      PAR               VALUE
                                                     (000)              (000)
--------------------------------------------------------------------------------
  Gainesville Redevelopment Authority,
   Riverside Military Project (RB) (LOC -
   Suntrust Bank) (VRDN)
   1.070%, 12/01/25                                 $ 5,000           $  5,000
  Georgia State (GO) Series C
   6.600%, 04/01/05                                   2,000              2,084
                                                                      --------
                                                                        21,084
--------------------------------------------------------------------------------
IDAHO -- 0.8%
  Idaho State (TRAN) (GO)
   2.000%, 06/30/04                                   5,000              5,005
--------------------------------------------------------------------------------
ILLINOIS -- 11.0%
  Ilinois Finance Authority, Northwestern
   Memorial Hospital Project (RB) Series B
   (VRDN)
   1.060%, 08/15/38                                   3,000              3,000
  Illinois Health Facilities Authority,
   Northwestern Memorial Hospital
   Project (RB) Series C (VRDN)
   1.070%, 08/15/32                                   9,700              9,700
  Illinois State Development Finance
   Authority, Jewish Federation Project
   (RB) (AMBAC) (VRDN)
   1.070%, 09/01/24                                   1,450              1,450
  Illinois State Development Finance
   Authority, Loyola Academy Project
   (LOC - Northern Trust Company)
   Series A (RB) (VRDN)
   1.100%, 10/01/27                                   5,000              5,000
  Illinois State Educational Facilities
   Authority, Lake Forest Open Lands
   Project (RB) (LOC - Northern Trust
   Company) (VRDN)
   1.070%, 08/01/33                                  10,000             10,000
  Illinois State Educational Facilities
   Authority, Northwestern University
   Project (RB) (VRDN)
   1.070%, 03/01/28                                   8,636              8,636
  Illinois State Educational Facilities
   Authority, Xavier University Project (RB)
   Series A (LOC - Lasalle Bank) (VRDN)
   1.080%, 10/01/32                                   6,900              6,900
  Illinois State Educational Facilities,
   Museum of Natural History Project (RB)
   (LOC - Bank One) (VRDN)
   1.100%, 11/01/34                                   6,000              6,000
  Illinois State Health Facilities Authority,
   Resurrection Health System Project (RB)
   Series B (FSA) (VRDN)
   1.070%, 05/15/29                                   3,700              3,700
  Illinois State Health Facilities Authority,
   Southern Illinois Healthcare Project (RB)
   (LOC - U.S. Bank) (VRDN)
   1.070%, 03/01/31                                   7,300              7,300

--------------------------------------------------------------------------------
                                                      PAR               VALUE
                                                     (000)              (000)
--------------------------------------------------------------------------------
  Naperville, Dupage Children's Museum
   (RB) (LOC - American National B & T)
   (VRDN)
   1.100%, 06/01/30                                 $ 5,000           $  5,000
  Normal County (GO) (VRDN)
   1.100%, 06/01/23                                   4,750              4,750
                                                                      --------
                                                                        71,436
--------------------------------------------------------------------------------
INDIANA -- 7.4%
  Evansville Industrial Economic Development
   Authority, Ball Corporation Project (RB)
   (LOC - Bank One) (VRDN)
   1.100%, 12/01/08                                   2,500              2,500
  Indiana State Development Finance
   Authority, Eitteljorg Museum Project
   (TECP)
   1.050%, 11/03/04                                   5,150              5,150
  Indiana State Development Finance
   Authority, University High School Project
   (RB) (LOC - KeyCorp) (VRDN)
   1.220%, 10/01/30                                   4,500              4,500
  Indiana State Development Finance
   Educational Facilities Authority, Indiana
   Historical Society Project (RB) (LOC -
   Bank One) (VRDN)
   1.100%, 08/01/31                                   4,750              4,750
  Indiana State Educational Facilities Authority,
   University of Indianapolis Project (RB)
   (LOC - Fifth Third Bank) (VRDN)
   1.140%, 10/01/30                                  10,000             10,000
  Indiana State Educational Facilities Authority,
   Wabash College Project (RB) (LOC - Bank
   One) (VRDN)
   1.100%, 12/01/23                                   2,800              2,800
  Indiana State Educational Facilities Authority,
   Wesleyan University Project (RB) (LOC -
   Bank of America) (VRDN)
   1.070%, 12/01/15                                   1,635              1,635
  Indiana State Health Facilities Financing
   Authority, Capital Access Program (RB)
   (LOC - Comerica Bank) (VRDN)
   1.070%, 01/01/12                                     825                825
  Marion Industrial Economic Development
   Authority, Wesleyan University Project
   (RB) (LOC - Bank One) (VRDN)
   1.070%, 06/01/30                                   8,400              8,400
  Sullivan, Hoosier Energy (TECP) Series 85L
   1.150%, 06/17/04                                   4,700              4,700
   1.150%, 06/17/04                                   3,000              3,000
                                                                      --------
                                                                        48,260
--------------------------------------------------------------------------------
IOWA -- 3.0%
  Iowa Higher Education Loan Authority,
   Graceland College Project (RB) (LOC -
   Bank of America) (VRDN)
   1.120%, 02/01/33                                   3,950              3,950


--------------------------------------------------------------------------------
                                                      PAR               VALUE
                                                     (000)              (000)
--------------------------------------------------------------------------------
  Iowa School Corporations Warrant
   Certificates, School Cash Anticipation
   Program Series A (FSA)
   2.000%, 06/18/04                                 $ 5,000           $  5,003
  Iowa State Higher Educational Loan
   Authority, Dubuque University Project
   (RAN) Series C (LOC - Bank of America)
   3.000%, 05/24/05                                   4,000              4,052
  Iowa State Higher Educational Loan
   Authority, Morningside College Project
   (RAN) Series G (LOC - U.S. Bank)
   3.000%, 05/24/05                                   6,500              6,584
                                                                      --------
                                                                        19,589
--------------------------------------------------------------------------------
KANSAS -- 1.2%
  Burlington Electric Co-Op (TECP)
   Series C
   1.160%, 07/14/04                                   7,500              7,500
--------------------------------------------------------------------------------
LOUISIANA -- 2.2%
  Plaquemines Port Harbor & Terminal
   District Facilities, Chevron Pipe Line
   Project (RB) (VRDN)
   1.000%, 09/01/08                                   6,000              6,000
  St. James Parish Pollution Control, Texaco
   Project (RB) Series A (VRDN)
   1.080%, 06/10/04                                   8,000              8,000
                                                                      --------
                                                                        14,000
--------------------------------------------------------------------------------
MARYLAND -- 1.6%
  Baltimore County Economic Development
   Authority, Garrison Forest School Project
   (RB) (LOC - Suntrust Bank) (VRDN)
   1.080%, 06/01/26                                   3,590              3,590
  Montgomery County (TECP)
   1.050%, 08/17/04                                   7,000              7,000
                                                                      --------
                                                                        10,590
--------------------------------------------------------------------------------
MICHIGAN -- 3.1%
  Michigan State Building Authority (TECP)
   0.980%, 06/10/04                                  13,000             13,000
  Northern Michigan University (RB) (FGIC)
   (VRDN)
   1.090%, 06/01/31                                   2,450              2,450
  University of Michigan (RB) Series A
   (VRDN)
   1.080%, 12/01/21                                   1,870              1,870
  Woodhaven Brownstown School District,
   School Building & Site Project (GO)
   Series B
   1.500%, 11/01/04                                   3,000              3,004
                                                                      --------
                                                                        20,324
--------------------------------------------------------------------------------
MINNESOTA -- 1.1%
  Minneapolis Revenue Authority, University
   Gateway Project (RB) Series B (VRDN)
   0.990%, 12/01/27                                   2,050              2,050

ARMADA MONEY MARKET FUNDS
STATEMENT OF NET ASSETS


TAX EXEMPT MONEY MARKET FUND
MAY 31, 2004
--------------------------------------------------------------------------------
                                                      PAR               VALUE
                                                     (000)              (000)
--------------------------------------------------------------------------------
  Rochester Healthcare Facilities Authority,
   Mayo Foundation Series D (TECP)
   1.000%, 07/21/04                                 $ 5,000           $  5,000
                                                                      --------
                                                                         7,050
--------------------------------------------------------------------------------
MISSISSIPPI -- 0.7%
  Jackson County Water System (GO) (VRDN)
   0.950%, 11/01/24                                   4,400              4,400
--------------------------------------------------------------------------------
MISSOURI -- 1.8%
  Missouri Health & Educational Facilities
   Authority, Washington University Project
   (RB) (VRDN)
   1.090%, 03/01/40                                  11,400             11,400
--------------------------------------------------------------------------------
NEVADA -- 0.9%
  Las Vegas Valley Water District (TECP)
   1.000%, 08/10/04                                   6,000              6,000
--------------------------------------------------------------------------------
NEW HAMPSHIRE -- 0.7%
  New Hampshire Higher Educational &
   Health Facilities Authority, (VHA) New
   England Incorporated Project (RB)
   Series B (AMBAC) (VRDN)
   1.080%, 12/01/25                                   4,300              4,300
--------------------------------------------------------------------------------
NORTH CAROLINA -- 5.3%
  Guilford County Recreational Facilities
   Authority, YMCA Project (RB) (LOC -
   Branch Banking & Trust) (VRDN)
   1.100%, 02/01/23                                   2,400              2,400
  Mecklenburg County (GO) Series C
   (VRDN)
   1.070%, 02/01/21                                   7,400              7,400
   1.070%, 02/01/22                                   1,500              1,500
  Mecklenburg County (GO) Series E
   (VRDN)
   1.070%, 04/01/18                                   8,200              8,200
  North Carolina Capital Facilities Financing
   Authority, Mars Hill College Project (RB)
   (LOC - Branch Banking & Trust) (VRDN)
   1.100%, 07/01/21                                   3,400              3,400
  North Carolina Capital Facilities Financing
   Authority, Greensboro Day School Project
   (RB) (LOC - Bank of America) (VRDN)
   0.750%, 07/01/21                                   5,890              5,890
  North Carolina Educational Facilities
   Finance Agency, Belmont Abbey College
   Project (RB) (LOC - Wachovia Bank)
   (VRDN)
   1.070%, 06/01/18                                   1,100              1,100
  North Carolina Medical Care Commission,
   Rutherford Hospital Project (RB) (LOC -
   Branch Banking & Trust) (VRDN)
   1.100%, 09/01/21                                   2,000              2,000
  University of North Carolina, Chapel Hill
   Hospital Project (RB) Series B (VRDN)
   1.090%, 02/15/31                                   2,500              2,500
                                                                      --------
                                                                        34,390
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                      PAR               VALUE
                                                     (000)              (000)
--------------------------------------------------------------------------------
OHIO -- 12.2%
  Bowling Green (BAN) (GO)
   1.100%, 06/10/04                                 $ 5,000           $  5,000
  Clark County (BAN) (GO)
   1.400%, 03/18/05                                   2,060              2,063
  Cuyahoga County Economic Development
   Authority, Gilmour Academy Project
   (RB) (LOC - Fifth Third Bank) (VRDN)
   1.080%, 02/01/22                                   2,200              2,200
  Cuyahoga County Hospital Authority,
   Cleveland Clinic Project (RB) (LOC - JP
   Morgan Chase) (VRDN)
   1.080%, 01/01/35                                   2,900              2,900
  Cuyahoga County, Cleveland Clinic Health
   System (RB) (TECP)
   1.250%, 11/16/04                                   5,000              5,000
  Delaware County (BAN) (GO)
   2.000%, 08/05/04                                   5,275              5,284
  Dublin School District (BAN) (GO)
   1.360%, 10/14/04                                   3,000              3,002
  Erie County (BAN)
   1.070%, 06/10/04                                   5,425              5,426
  Franklin County Hospital Authority, Holy
   Cross Health Systems Project (RB)
   (VRDN)
   1.070%, 06/01/16                                   1,365              1,365
  Hunting Valley (BAN)
   1.450%, 10/07/04                                   4,750              4,755
  Jackson Local School District Stark &
   Summit Counties (BAN) (GO)
   2.000%, 08/12/04                                   5,000              5,009
  Lucas County Health Care Facilities
   Authority, Sunset Retirement
   Community Project (RB) Series B
   (LOC - Fifth Third Bank) (VRDN)
   1.070%, 08/15/30                                   2,000              2,000
  Mayfield Heights (BAN) (GO)
   2.000%, 01/27/05                                   3,000              3,016
  Mentor Exempted Village School District
   (RAN)
   2.000%, 06/26/04                                   2,500              2,502
  Ohio State Air Quality Pollution Control
   Development Authority, Toledo Edison
   Project (RB) Series A (LOC - Wachovia
   Bank) (VRDN)
   1.080%, 06/01/23                                   3,600              3,600
  Ohio State Higher Educational Facilities
   Authority, Case Western Reserve (RB)
   Series A (VRDN)
   1.080%, 10/01/31                                   4,000              4,000
  Ohio State Higher Educational Facilities
   Authority, Case Western Reserve
   University (TECP)
   0.980%, 06/09/04                                   7,000              7,000
   1.000%, 07/15/04                                   3,000              3,000
  University of Toledo General Receipts
   (RB) (FGIC) (VRDN)
   1.090%, 06/01/32                                   6,245              6,245

--------------------------------------------------------------------------------
                                                      PAR               VALUE
                                                     (000)              (000)
--------------------------------------------------------------------------------
  Washington County Hospital, Marietta
   Area Health Facilities (RB) (LOC - Fifth
   Third Bank) (VRDN)
   1.080%, 12/01/26                                 $ 1,790           $  1,790
   1.080%, 06/01/27                                   4,105              4,105
                                                                      --------
                                                                        79,262
--------------------------------------------------------------------------------
PENNSYLVANIA -- 12.0%
  Allegheny County Higher Education
   Building Authority, Carnegie Mellon
   University Project (RB) (VRDN)
   1.100%, 12/01/33                                   8,000              8,000
  Berks County Industrial Development
   Authority, Kutztown Resource Recovery
   Management Project (RB) (LOC -
   Wachovia Bank) (VRDN)
   1.170%, 12/01/30                                   2,295              2,295
  Dallastown Area School District (GO)
   (FGIC) (VRDN)
   1.110%, 05/01/20                                   3,045              3,045
  Delaware County Industrial Development
   Authority, BP Oil Project (RB) (VRDN)
   1.080%, 12/01/09                                   2,000              2,000
  Delaware County Industrial Development
   Authority, Scott Paper Company Project
   (RB) Series A (VRDN)
   1.070%, 12/01/18                                   3,800              3,800
  Delaware County Industrial Development
   Authority, Scott Paper Company Project
   (RB) Series C (VRDN)
   1.070%, 12/01/18                                   2,000              2,000
  Gettysburg Area Industrial Development
   Authority, Brethren Home Community
   Project (RB) Series A (LOC - Wachovia
   Bank) (VRDN)
   1.070%, 06/01/24                                   2,590              2,590
  Harrisburg Authority, Cumberland Valley
   School District Project (RB) Sub-Series B
   (FSA) (VRDN)
   1.110%, 03/01/34                                   9,000              9,000
  Harrisburg Authority, West Brandywine
   (RB) Sub-Series D (FSA) (VRDN)
   1.110%, 03/01/34                                   3,000              3,000
  Harrisburg Water Authority (RB) (FGIC)
   (VRDN)
   1.110%, 07/15/29                                   2,650              2,650
  Manheim Township School District (GO)
   (FSA) (VRDN)
   1.110%, 06/01/16                                   2,000              2,000
  Montgomery County Higher Educational
   Facilities Authority, William Penn
   Charter School Project (RB) (LOC -
   PNC Bank)
   (VRDN)
   1.110%, 09/15/31                                   5,000              5,000


--------------------------------------------------------------------------------
                                                      PAR               VALUE
                                                     (000)              (000)
--------------------------------------------------------------------------------
  New Castle Hospital Authority, Jameson
   Memorial Hospital Project (RB) (FSA)
   (VRDN)
   1.050%, 07/01/26                                 $ 5,150           $  5,150
  New Garden General Authority, Municipal
   Pooled Financing Program (RB) Series II
   (FSA) (VRDN)
   1.120%, 12/01/33                                   3,000              3,000
  Pennsylvania State Turnpike Commission
   (RB) Series A-3 (VRDN)
   1.060%, 12/01/30                                   3,000              3,000
  Pennsylvania State Turnpike Commission
   (RB) Series Q (VRDN)
   1.100%, 06/01/27                                   4,500              4,500
  Philadelphia Industrial Development
   Authority, Newcourtland Elder Services
   Project (RB) (LOC - PNC Bank) (VRDN)
   1.100%, 03/01/27                                   4,000              4,000
  Quakertown Hospital Authority, Hospital
   Group Pooled Financing Project (RB)
   (LOC - PNC Bank) (VRDN)
   1.060%, 07/01/05                                   4,000              4,000
  Sayre Health Care Facilities Authority,
   (VHA) Capital Financing Project (RB)
   Series A (AMBAC) (VRDN)
   1.080%, 12/01/20                                   4,500              4,500
  Sayre Health Care Facilities Authority,
   (VHA) Capital Financing Project (RB)
   Series M (AMBAC) (VRDN)
   1.080%, 12/01/20                                   4,000              4,000
                                                                      --------
                                                                        77,530
--------------------------------------------------------------------------------
SOUTH CAROLINA -- 2.6%
  Lexington & Richland County School
   District #005 Project (GO)
   2.500%, 03/01/05                                   5,000              5,039
  Richland County School District (GO)
   2.000%, 02/01/05                                   5,100              5,126
  South Carolina Educational Facilities
   Authority, Anderson College Project
   (RB) (LOC - Wachovia) (VRDN)
   1.120%, 10/01/14                                   2,100              2,100
  South Carolina Public Service (TECP)
   1.000%, 08/11/04                                   4,591              4,591
                                                                      --------
                                                                        16,856
--------------------------------------------------------------------------------
TENNESSEE -- 4.1%
  Blount County Health Educational &
   Housing Facilities Authority,
   Presbyterian Homes Project (RB) (LOC -
   Suntrust Bank) (VRDN)
   1.070%, 01/01/19                                   6,875              6,875
  Clarksville Public Building Authority,
   Pooled Financing (RB) (LOC - Bank of
   America) (VRDN)
   1.090%, 07/01/31                                   3,850              3,850

ARMADA MONEY MARKET FUNDS
STATEMENT OF NET ASSETS


TAX EXEMPT MONEY MARKET FUND
MAY 31, 2004
--------------------------------------------------------------------------------
                                                      PAR               VALUE
                                                     (000)              (000)
--------------------------------------------------------------------------------
  Nashville & Davidson Counties, Belmont
   University Project (RB) (LOC - Suntrust
   Bank) (VRDN)
   1.070%, 12/01/22                                 $ 5,400           $  5,400
  Shelby County (GO) Series A (VRDN)
   1.070%, 03/01/11                                   2,600              2,600
  Tennessee State (GO) (TECP)
   0.970%, 09/09/04                                   5,000              5,000
  Tennessee State School Bond Authority
   (TECP) Series A
   1.000%, 08/11/04                                   2,800              2,800
                                                                      --------
                                                                        26,525
--------------------------------------------------------------------------------
TEXAS -- 6.5%
  Denton Independent School District (GO)
   (VRDN)
   1.150%, 08/15/21                                   4,700              4,700
  Gulf Coast Industrial Development
   Authority, Amoco Oil Corporation
   Project (RB) (VRDN)
   1.100%, 06/01/25                                   4,000              4,000
  Harris County (GO) (TECP) Series C
   1.100%, 06/15/04                                     500                500
   1.060%, 06/15/04                                   4,000              4,000
  San Antonio Health Facilities Authority,
   CTRC Clinical Foundation Project (RB)
   (LOC - Wells Fargo Bank) (VRDN)
   1.090%, 06/01/20                                   2,600              2,600
  San Antonio Higher Education Authority,
   Trinity University Project (RB) (LOC -
   Bank of America) (VRDN)
   1.090%, 06/01/33                                   1,300              1,300
  Texas A&M University (TECP)
   0.950%, 08/11/04                                   5,000              5,000
  Texas State (TRAN)
   2.000%, 08/31/04                                  20,000             20,042
                                                                      --------
                                                                        42,142
--------------------------------------------------------------------------------
UTAH -- 3.0%
  Eagle Mountain Gas & Electric (RB) (LOC -
   BNP Paribas) (VRDN)
   1.070%, 12/01/25                                   1,000              1,000
  Intermountain Power Agency (TECP)
   0.920%, 07/01/15                                   7,250              7,250
  Intermountain Power Agency, Power
   Supply (RB) Series E (AMBAC) (VRDN)
   1.050%, 07/01/18                                   5,000              5,000
  Intermountain Power Agency, Power
   Supply (RB) Series F (VRDN)
   1.100%, 07/01/18                                   6,000              6,000
                                                                      --------
                                                                        19,250
--------------------------------------------------------------------------------
VERMONT -- 1.2%
  Vermont Education and Health Building
   Finance Agency, Middlebury College
   Project (RB) Series A (VRDN)
   1.100%, 11/01/27                                   7,635              7,635
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                              NUMBER OF SHARES/         VALUE
                                                   PAR (000)            (000)
--------------------------------------------------------------------------------
VIRGINIA -- 1.7%
  Lynchburg Industrial Development
   Authority, VHA Mid Atlantic Hospital
   (RB) Series C (AMBAC) (VRDN)
   1.080%, 12/01/25                                 $ 2,100           $  2,100
  Lynchburg Industrial Development
   Authority, (VHA) Mid Atlantic Hospital
   (RB) Series F (AMBAC) (VRDN)
   1.080%, 12/01/25                                   9,100              9,100
                                                                      --------
                                                                        11,200
--------------------------------------------------------------------------------
WASHINGTON -- 0.8%
  Washington Health Care Facilities
   Authority, National Healthcare Research
   & Educational Project (RB) (LOC - BNP
   Paribas) (VRDN)
   1.070%, 01/01/32                                   5,000              5,000
--------------------------------------------------------------------------------
WISCONSIN -- 1.3%
  Wisconsin Health & Educational Facilities
   Authority, Divine Savior Healthcare (RB)
   Series B (LOC - Bank One) (VRDN)
   1.120%, 05/01/32                                   4,900              4,900
  Wisconsin Health & Educational Facilities
   Authority, Gundersen Lutheran Project
   (RB) Series B (FSA) (VRDN)
   1.090%, 12/01/29                                   3,600              3,600
                                                                      --------
                                                                         8,500
--------------------------------------------------------------------------------
Total Municipal Securities (Cost $645,059)                             645,059
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 0.2%
  AIM Tax Free Cash Reserve Money Market
   Fund                                             984,351                984
  Goldman Sachs Financial Square
   Tax-Exempt Money Market Fund                     627,305                627
--------------------------------------------------------------------------------
Total Money Market Funds (Cost $1,611)                                   1,611
--------------------------------------------------------------------------------
Total Investments -- 99.7% (Cost $646,670)*                            646,670
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- 0.3%
  Investment Advisory Fees Payable                                         (82)
  12b-1 Fees Payable
   Class I                                                                 (14)
   Class A                                                                 (17)
  Administration Fees Payable                                              (38)
  Custody Fees Payable                                                      (6)
  Other Assets & Liabilities                                             1,936
--------------------------------------------------------------------------------
Total Other Assets & Liabilities; Net:                                   1,779
--------------------------------------------------------------------------------
TOTAL NET ASSETS-- 100.0%                                             $648,449
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization-- no par value)                            $648,498
Accumulated net realized loss on investments                               (49)
--------------------------------------------------------------------------------
Total Net Assets                                                      $648,449
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($426,256,199 / 426,294,255
  outstanding shares of beneficial interest)                             $1.00
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A ($222,193,161 / 222,197,083
  outstanding shares of beneficial interest)                             $1.00
--------------------------------------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
BAN -- BOND ANTICIPATION NOTE
FGIC -- FEDERAL GUARANTY INSURANCE COMPANY
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
LOC -- LETTER OF CREDIT
RAN -- REVENUE ANTICIPATION NOTE
RB -- REVENUE BOND
TAN -- TAX ANTICIPATION NOTE
TECP -- TAX EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE
VHA -- VOLUNTARY HOSPITALS OF AMERICA
VRDN -- VARIABLE RATE DEMAND NOTE: THE RATE REFLECTED ON THE STATEMENT OF NET
        ASSETS IS THE RATE IN EFFECT ON MAY 31, 2004, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA MONEY MARKET FUNDS
STATEMENT OF NET ASSETS


TREASURY MONEY MARKET FUND
MAY 31, 2004
--------------------------------------------------------------------------------
                                              NUMBER OF SHARES/         VALUE
                                                   PAR (000)            (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 99.1%
U.S. TREASURY BILLS + -- 98.3%
   0.916%, 06/03/04                                 $68,000           $ 67,997
   0.874%, 06/10/04                                  65,000             64,986
   0.910%, 06/14/04                                  19,955             19,948
   0.910%, 06/17/04                                  47,000             46,981
   0.893%, 06/24/04                                  67,000             66,962
   0.921%, 07/01/04                                  74,000             73,943
   0.926%, 07/08/04                                  38,000             37,964
   0.912%, 07/15/04                                  25,000             24,972
   0.974%, 07/22/04                                   7,000              6,990
   0.950%, 07/29/04                                  39,000             38,940
   0.976%, 08/05/04                                  28,000             27,951
   0.990%, 08/12/04                                  28,000             27,945
   1.026%, 08/19/04                                  15,000             14,966
   0.990%, 08/26/04                                  16,000             15,962
   0.969%, 09/02/04                                   9,000              8,977
   0.981%, 09/16/04                                  10,000              9,971
   1.020%, 09/23/04                                  15,000             14,952
   0.975%, 09/30/04                                   3,000              2,990
   1.095%, 10/07/04                                   5,000              4,981
   1.115%, 10/21/04                                   5,000              4,978
   1.199%, 11/04/04                                   9,000              8,953
                                                                      --------
                                                                       592,309
--------------------------------------------------------------------------------
U.S. TREASURY NOTE -- 0.8%
   1.875%, 09/30/04                                   5,000              5,014
--------------------------------------------------------------------------------
Total U.S. Treasury Obligations (Cost $597,323)                        597,323
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 1.0%
  Federated U.S. Treasury Cash Reserve
   Money Market Fund                                484,973                485
  Goldman Sachs Financial Square Treasury
   Money Market Fund                              5,256,523              5,257
--------------------------------------------------------------------------------
Total Money Market Funds (Cost $5,742)                                   5,742
--------------------------------------------------------------------------------
Total Investments -- 100.1% (Cost $603,065)*                           603,065
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (0.1)%
  Investment Advisory Fees Payable                                    $   (123)
  12b-1 Fees Payable
   Class I                                                                 (18)
   Class A                                                                  (2)
  Administration Fees Payable                                              (34)
  Custody Fees Payable                                                      (6)
  Other Assets & Liabilities                                              (248)
--------------------------------------------------------------------------------
Total Other Assets & Liabilities; Net:                                    (431)
--------------------------------------------------------------------------------
TOTAL NET ASSETS-- 100.0%                                             $602,634
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization-- no par value)                            $602,631
Undistributed net realized gain on investments                               3
--------------------------------------------------------------------------------
Total Net Assets                                                      $602,634
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I   ($578,022,737 / 578,037,411
  outstanding shares of beneficial interest)                             $1.00
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A ($24,611,385 / 24,602,951
  outstanding shares of beneficial interest)                             $1.00
--------------------------------------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
+ EFFECTIVE YIELD AT PURCHASE DATE.
SEE NOTES TO FINANCIAL STATEMENTS.

                                                       ARMADA MONEY MARKET FUNDS
                                                         STATEMENT OF NET ASSETS


TREASURY PLUS MONEY MARKET FUND
MAY 31, 2004
--------------------------------------------------------------------------------
                                              NUMBER OF SHARES/         VALUE
                                                   PAR (000)            (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 27.8%
U.S. TREASURY BILLS + -- 16.9%
   1.000%, 06/03/04                                 $ 3,000           $  3,000
   0.955%, 06/24/04                                   2,000              1,999
   0.990%, 07/01/04                                   4,000              3,997
   0.941%, 07/15/04                                   4,500              4,495
   0.968%, 07/22/04                                   5,000              4,993
   0.950%, 07/29/04                                   2,000              1,997
   0.950%, 08/05/04                                   3,000              2,995
   1.022%, 09/02/04                                   4,000              3,989
   1.025%, 09/09/04                                   2,000              1,994
   1.080%, 09/16/04                                   1,000                997
   1.233%, 11/04/04                                   2,500              2,487
   1.295%, 11/12/04                                   1,500              1,491
   1.325%, 11/18/04                                   1,500              1,490
                                                                      --------
                                                                        35,924
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 10.9%
   2.000%, 11/30/04                                  11,500             11,553
   1.750%, 12/31/04                                   5,500              5,520
   1.625%, 01/31/05                                   6,000              6,022
                                                                      --------
                                                                        23,095
--------------------------------------------------------------------------------
Total U.S. Treasury Obligations (Cost $59,019)                          59,019
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 0.7%
  Federated Treasury Obligation Money
   Market Fund                                      610,738                611
  Financial Square Treasury Obligation
   Money Market Fund                                852,618                852
--------------------------------------------------------------------------------
Total Money Market Funds (Cost $1,463)                                   1,463
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 71.5%
  Bank of America
   0.95% (dated 5/28/04, matures 6/1/04,
   repurchase price $10,001,056,
   collateralized by various government
   obligations: total market value
   $10,200,306)                                     $10,000             10,000
  Credit Suisse First Boston
   0.98% (dated 5/28/04, matures 6/1/04,
   repurchase price $52,005,662,
   collateralized by various government
   obligations: total market value
   $53,044,781)                                      52,000             52,000
  Greenwich Capital
   0.97% (dated 5/28/04, matures 6/1/04,
   repurchase price $10,001,078,
   collateralized by various government
   obligations: total market value
   $10,204,485)                                      10,000             10,000
  JP Morgan Chase
   0.94% (dated 5/28/04, matures 6/1/04,
   repurchase price $8,000,836,
   collateralized by various government
   obligations: total market value
   $8,162,150)                                        8,000              8,000


--------------------------------------------------------------------------------
                                                      PAR               VALUE
                                                     (000)              (000)
--------------------------------------------------------------------------------
  Lehman Brothers
   0.95% (dated 5/28/04, matures 6/1/04,
   repurchase price $10,001,056,
   collateralized by various government
   obligations: total market value
   $10,201,202)                                     $10,000           $ 10,000
  Morgan Stanley
   0.97% (dated 5/28/04, matures 6/1/04,
   repurchase price $10,001,078,
   collateralized by various government
   obligations: total market value
   $10,200,208)                                      10,000             10,000
  UBS Securities
   0.98% (dated 5/28/04, matures 6/01/04,
   repurchase price $52,005,662,
   collateralized by various government
   obligations: total market value
   $53,042,840)                                      52,000             52,000
--------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $152,000)                            152,000
--------------------------------------------------------------------------------
Total Investments -- 100.0% (Cost $212,482)*                           212,482
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- 0.0%
  Investment Advisory Fees Payable                                         (41)
  12b-1 Fees Payable
   Class I                                                                  (7)
  Administration Fees Payable                                              (11)
  Custody Fees Payable                                                      (2)
  Other Assets & Liabilities                                               104
--------------------------------------------------------------------------------
Total Other Assets & Liabilities; Net:                                      43
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                            $212,525
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                           $212,521
Undistributed net investment income                                          2
Undistributed net realized gain on investments                               2
--------------------------------------------------------------------------------
Total Net Assets                                                      $212,525
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($212,417,653 / 212,413,735
  outstanding shares of beneficial interest)                             $1.00
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A ($107,317 / 107,095
  outstanding shares of beneficial interest)                             $1.00
--------------------------------------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
+ EFFECTIVE YIELD AT PURCHASE DATE.
SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA MONEY MARKET FUNDS
STATEMENTS OF OPERATIONS (000)
FOR THE YEAR ENDED MAY 31, 2004

                                                                                                                  PENNSYLVANIA
                                                          GOVERNMENT                        OHIO MUNICIPAL         TAX EXEMPT
                                                         MONEY MARKET      MONEY MARKET      MONEY MARKET         MONEY MARKET
                                                             FUND              FUND              FUND                 FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                  $25,727            $47,630            $2,844              $1,908
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                    8,402             15,112               963                 747
Administration fees                                         1,680              3,022               193                 131
12b-1 fees:
   Class I                                                    943              1,670               113                  52
   Class A                                                    257                487                24                  41
   Class B                                                     --                 12                --                  --
   Class C                                                     --                  8                --                  --
Shareholder servicing fees:
   Class A                                                  1,287              2,437               122                 206
   Class B                                                     --                  4                --                  --
   Class C                                                     --                  3                --                  --
Transfer agent fees                                           546                990                61                  37
Custodian fees                                                221                377                42                  32
Professional fees                                             174                300                24                  18
Printing and shareholder reports                              136                269                18                  10
Registration and filing fees                                   75                142                11                   6
Trustees' fees                                                 51                104                 7                   5
Miscellaneous                                                  98                225                20                  15
-----------------------------------------------------------------------------------------------------------------------------------
Total Expenses                                             13,870             25,162             1,598               1,300
-----------------------------------------------------------------------------------------------------------------------------------
LESS:
   Waiver of investment advisory fees                      (2,401)            (4,318)             (550)               (467)

   Waiver of 12b-1 fees:
     Class B                                                   --                (11)               --                  --
     Class C                                                   --                 (7)               --                  --
-----------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                            11,469             20,826             1,048                 833
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                      14,258             26,804             1,796               1,075
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN ON INVESTMENTS:
Net realized gain on investments sold                           5                 45                --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
   Resulting from Operations                              $14,263            $26,849            $1,796              $1,075
===================================================================================================================================

                                                         TAX EXEMPT        TREASURY       TREASURY PLUS
                                                        MONEY MARKET     MONEY MARKET     MONEY MARKET
                                                            FUND             FUND             FUND
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                 $ 7,114            $5,834           $1,738
-------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                   2,477             1,817              513
Administration fees                                          496               424              120
12b-1 fees:
   Class I                                                   239               293               85
   Class A                                                   115                 9               --
   Class B                                                    --                --               --
   Class C                                                    --                --               --
Shareholder servicing fees:
   Class A                                                   577                47                1
   Class B                                                    --                --               --
   Class C                                                    --                --               --
Transfer agent fees                                          153               139               35
Custodian fees                                                85                75               29
Professional fees                                             52                46               15
Printing and shareholder reports                              45                39               13
Registration and filing fees                                  27                20                9
Trustees' fees                                                14                15                2
Miscellaneous                                                 39                28                8
-------------------------------------------------------------------------------------------------------
Total Expenses                                             4,319             2,952              830
-------------------------------------------------------------------------------------------------------
LESS:
   Waiver of investment advisory fees                     (1,416)             (302)             (56)

   Waiver of 12b-1 fees:
     Class B                                                  --                --               --
     Class C                                                  --                --               --
-------------------------------------------------------------------------------------------------------
   Net Expenses                                            2,903             2,650              774
-------------------------------------------------------------------------------------------------------
Net Investment Income                                      4,211             3,184              964
-------------------------------------------------------------------------------------------------------
REALIZED GAIN ON INVESTMENTS:
Net realized gain on investments sold                         --                 3                2
-------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
   Resulting from Operations                             $ 4,211            $3,187           $  966
=======================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.


34 & 35

ARMADA MONEY MARKET FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (000)


                                                              GOVERNMENT MONEY MARKET FUND              MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                   FOR THE YEAR ENDED                  FOR THE YEAR ENDED
                                                             ------------------------------      ------------------------------
                                                             MAY 31, 2004      MAY 31, 2003      MAY 31, 2004      MAY 31, 2003
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                         $    14,258      $     29,476      $     26,804      $     60,507
Net realized gain (loss) on investments sold                            5                (7)               45                --
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations               14,263            29,469            26,849            60,507
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                        (12,205)          (22,582)          (22,619)          (46,039)
   Class A                                                         (2,052)           (6,661)           (4,174)          (14,454)
   Class B                                                             --                --                (7)              (10)
   Class C                                                             --                --                (4)               (3)
   Class H*                                                            --                --                --                (1)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends                                                   (14,257)          (29,243)          (26,804)          (60,507)
--------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
Proceeds from shares issued:
   Class I                                                      3,308,807         4,709,749         5,275,852        10,700,352
   Class A                                                      2,562,752         2,797,794         3,922,976         6,518,251
   Class B                                                             --                --               778             1,934
   Class C                                                             --                --             9,512             2,676
   Class H*                                                            --                --                35               118
Reinvestment of dividends:
   Class I                                                             57               285               761             1,149
   Class A                                                            291               949             1,342             6,630
   Class B                                                             --                --                 5                 8
   Class C                                                             --                --                 4                 3
   Class H*                                                            --                --                --                 1
--------------------------------------------------------------------------------------------------------------------------------
                                                                5,871,907         7,508,777         9,211,265        17,231,122
--------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                     (3,720,757)       (4,938,883)       (6,003,125)      (10,588,210)
   Class A                                                     (2,768,889)       (2,987,042)       (4,119,429)       (7,190,975)
   Class B                                                             --                --            (1,444)           (1,484)
   Class C                                                             --                --           (10,127)           (1,615)
   Class H*                                                            --                --              (117)             (127)
--------------------------------------------------------------------------------------------------------------------------------
                                                               (6,489,646)       (7,925,925)      (10,134,242)      (17,782,411)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions        (617,739)         (417,148)         (922,977)         (551,289)
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                          (617,733)         (416,922)         (922,932)         (551,289)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                            2,560,354         2,977,276         4,747,515         5,298,804
--------------------------------------------------------------------------------------------------------------------------------
   End of year                                                $ 1,942,621      $  2,560,354      $  3,824,583      $  4,747,515
================================================================================================================================

                                                                                                   PENNSYLVANIA  TAX EXEMPT
                                                             OHIO MUNICIPAL MONEY MARKET FUND          MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                                                 ---------------------------    -----------------------------
                                                                 MAY 31, 2004   MAY 31, 2003    MAY 31, 2004     MAY 31, 2003
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                             $   1,796      $   2,870        $   1,075        $   1,867
Net realized gain (loss) on investments sold                             --             --               --               --
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                  1,796          2,870            1,075            1,867
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                           (1,576)        (2,422)            (717)          (1,296)
   Class A                                                             (220)          (448)            (358)            (585)
   Class B                                                               --             --               --               --
   Class C                                                               --             --               --               --
   Class H*                                                              --             --               --               --
--------------------------------------------------------------------------------------------------------------------------------
Total dividends                                                      (1,796)        (2,870)          (1,075)          (1,881)
--------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
Proceeds from shares issued:
   Class I                                                          432,388        472,904          223,093          176,127
   Class A                                                          102,619         92,939          538,396          367,207
   Class B                                                               --             --               --               --
   Class C                                                               --             --               --               --
   Class H*                                                              --             --               --               --
Reinvestment of dividends:
   Class I                                                              226            225                7               26
   Class A                                                              215            440               95              229
   Class B                                                               --             --               --               --
   Class C                                                               --             --               --               --
   Class H*                                                              --             --               --               --
--------------------------------------------------------------------------------------------------------------------------------
                                                                    535,448        566,508          761,591          543,589
--------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                         (456,873)      (395,617)        (226,354)        (187,811)
   Class A                                                         (106,339)       (98,883)        (523,143)        (340,487)
   Class B                                                               --             --               --               --
   Class C                                                               --             --               --               --
   Class H*                                                              --             --               --               --
--------------------------------------------------------------------------------------------------------------------------------
                                                                   (563,212)      (494,500)        (749,497)        (528,298)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions           (27,764)        72,008           12,094           15,291
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                             (27,764)        72,008           12,094           15,277
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                                314,732        242,724          189,200          173,923
--------------------------------------------------------------------------------------------------------------------------------
   End of year                                                    $ 286,968      $ 314,732        $ 201,294        $ 189,200
================================================================================================================================


                                                                TAX EXEMPT MONEY MARKET
------------------------------------------------------------------------------------------
                                                                   FOR THE YEAR ENDED
                                                             -----------------------------
                                                             MAY 31, 2004     MAY 31, 2003
------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                         $     4,211      $     8,170
Net realized gain (loss) on investments sold                           --              (11)
------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                4,211            8,159
------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                         (3,227)          (6,001)
   Class A                                                           (987)          (2,177)
   Class B                                                             --               --
   Class C                                                             --               --
   Class H*                                                            --               --
------------------------------------------------------------------------------------------
Total dividends                                                    (4,214)          (8,178)
------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
Proceeds from shares issued:
   Class I                                                        595,476          736,688
   Class A                                                        961,139          869,690
   Class B                                                             --               --
   Class C                                                             --               --
   Class H*                                                            --               --
Reinvestment of dividends:
   Class I                                                             41              114
   Class A                                                            681            1,736
   Class B                                                             --               --
   Class C                                                             --               --
   Class H*                                                            --               --
------------------------------------------------------------------------------------------
                                                                1,557,337        1,608,228
------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                       (714,360)        (730,782)
   Class A                                                     (1,007,499)        (893,056)
   Class B                                                             --               --
   Class C                                                             --               --
   Class H*                                                            --               --
------------------------------------------------------------------------------------------
                                                               (1,721,859)      (1,623,838)
------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions        (164,522)         (15,610)
------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                          (164,525)         (15,629)
------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                              812,974          828,603
------------------------------------------------------------------------------------------
   End of year                                                $   648,449      $   812,974
==========================================================================================

*SEE NOTE 1 REGARDING CLASS H SHARES
SEE NOTES TO FINANCIAL STATEMENTS.


36 & 37

ARMADA MONEY MARKET FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                                                        TREASURY PLUS
                                                                 TREASURY MONEY MARKET FUND           MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                                                 ---------------------------    -----------------------------
                                                                 MAY 31, 2004   MAY 31, 2003    MAY 31, 2004     MAY 31, 2003
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                         $     3,184       $     5,919      $     964        $   2,224
Net realized gain on investments sold                                   3                 8              2                2
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                3,187             5,927            966             2,226
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                         (3,139)           (5,858)          (963)          (2,219)
   Class A                                                            (52)             (142)            (1)              (7)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends                                                    (3,191)           (6,000)          (964)          (2,226)
--------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
Proceeds from shares issued:
   Class I                                                      1,001,486           929,616        627,547          838,982
   Class A                                                         91,909            99,956         12,712           83,548
Reinvestment of dividends:
   Class I                                                              1                 1             15               75
   Class A                                                             40               100              1                1
--------------------------------------------------------------------------------------------------------------------------------
                                                                1,093,436         1,029,673        640,275          922,606
--------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                     (1,060,294)         (760,996)      (647,915)        (792,402)
   Class A                                                        (82,231)         (102,430)       (13,457)         (84,449)
--------------------------------------------------------------------------------------------------------------------------------
                                                               (1,142,525)         (863,426)      (661,372)        (876,851)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions         (49,089)          166,247        (21,097)          45,755
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                           (49,093)          166,174        (21,095)          45,755
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                              651,727           485,553        233,620          187,865
--------------------------------------------------------------------------------------------------------------------------------
   End of year                                                $   602,634        $  651,727      $ 212,525        $ 233,620
================================================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

                                                       ARMADA MONEY MARKET FUNDS
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                    MAY 31, 2004

1.  FUND ORGANIZATION

Armada Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 28, 1986. As of May 31, 2004, the Trust offered for sale shares of 31 funds. Each fund is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution and/or shareholder service fees, sales charges and investment minimums. With respect to the Money Market Funds, Class I and Class A shares are sold without a sales charge; and Class B and Class C Shares are sold with a contingent deferred sales charge. Contingent deferred sales charges may be reduced or waived under certain circumstances.

Effective March 3, 2004, Class C Shares were issued in exchange for Class H Shares of the respective funds, and Class H Shares were no longer offered.

The Trust currently offers five asset categories that consist of the following Funds (each referred to as a "Fund" or collectively as the "Funds"):

EQUITY FUNDS
International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund (formerly
Small/Mid Cap Value Fund), S&P 500 Index Fund, Small Cap Core Fund, Small Cap Growth Fund, Small Cap Value Fund, and Tax Managed Equity Fund;

ASSET ALLOCATION FUNDS
Aggressive   Allocation  Fund,   Balanced   Allocation  Fund,  and  Conservative
Allocation Fund;

FIXED INCOME FUNDS
Bond Fund, Government Mortgage Fund (formerly U.S. Government Income Fund), Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and Ultra Short Bond Fund.

TAX FREE BOND FUNDS
Intermediate Tax Exempt Bond Fund (formerly National Tax Exempt Bond Fund), Michigan Intermediate Municipal Bond Fund (formerly Michigan Municipal Bond
Fund),  Ohio  Intermediate  Tax Exempt Bond Fund  (formerly Ohio Tax Exempt Bond
Fund), and Pennsylvania Intermediate Municipal Bond Fund (formerly Pennsylvania Municipal Bond Fund);

MONEY MARKET FUNDS
Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund, Treasury Money Market Fund, and Treasury Plus Money Market Fund.

The financial statements presented herein are those of the Money Market Funds. The financial statements of the Equity, Asset Allocation, Fixed Income and Tax Free Bond Funds are not presented herein, but are presented separately.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Money Market Funds.

INVESTMENT VALUATION

The investments of the Money Market Funds are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a

ARMADA MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2004


constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. No investments were held at May 31, 2004 requiring fair value prices.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of respective investments. Expenses common to all of the Funds in the Trust are allocated among the Funds on the basis of average net assets. Distribution (12b-1) and shareholder servicing fees relating to a specific class are charged directly to that class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from the net investment income are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually for each of the Funds.

REPURCHASE AGREEMENTS

Repurchase Agreements are considered loans under the 1940 Act. In connection therewith, the Trust's custodian receives and holds collateral of not less than the repurchase price. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Trust maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

3.  INVESTMENT ADVISER, DISTRIBUTION FEES AND OTHER AFFILIATED TRANSACTIONS

Fees paid by the Trust pursuant to the Advisory Agreements with National City Investment Management Company (the "Adviser"), an indirect wholly owned subsidiary of National City Corporation, are payable monthly based on an annual rate, listed in the table below, based on each Fund's average daily net assets. The Adviser may, from time to time, waive its fees payable by the Funds. Such waivers are voluntary and may be discontinued at any time. The table below also lists the waivers in effect as of May 31, 2004. All were in effect for the year ended May 31, 2004 except for Treasury Plus Money Market Fund which went into effect on October 1, 2003.

                                                            ANNUAL       FEE
                                                             RATE       WAIVER
                                                            ------      ------
Government Money Market Fund ............................    0.35%       0.10%
Money Market Fund .......................................    0.35%       0.10%
Ohio Municipal
  Money Market Fund .....................................    0.35%       0.20%
Pennsylvania Tax Exempt
  Money Market Fund .....................................    0.40%       0.25%
Tax Exempt Money Market Fund ............................    0.35%       0.20%
Treasury Money Market Fund ..............................    0.30%       0.05%
Treasury Plus Money Market Fund .........................    0.30%       0.05%

The Trust maintains a Shareholder Services Plan (the "Services Plan") with respect to the Class A, Class B and Class C Shares in the Funds. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, B and C Shares in consideration for payment, listed in the table below, based on each Class' average daily net assets.

                                                          ANNUAL RATE
                                                -------------------------------
                                                CLASS A     CLASS B     CLASS C
                                                --------    -------     -------
Government
  Money Market Fund .........................    0.25%        N/A         N/A
Money Market Fund ...........................    0.25%       0.25%       0.25%
Ohio Municipal
  Money Market Fund .........................    0.25%        N/A         N/A
Pennsylvania Tax Exempt
  Money Market Fund .........................    0.25%        N/A         N/A
Tax Exempt
  Money Market Fund .........................    0.25%        N/A         N/A
Treasury
  Money Market Fund .........................    0.25%        N/A         N/A
Treasury Plus
  Money Market Fund .........................    0.25%        N/A         N/A

National City Bank ("NCB") an affiliate of the Adviser, serves as the Trust's Custodian. For its services as the Custodian, NCB receives fees at the following rates (i) 0.020% of the first $100 million of average daily gross assets; (ii) 0.010% of the next $650 million of average daily gross assets; and (iii) 0.008% of the average daily gross assets in excess of $750 million. NCB also receives a bundled transaction charge of 0.25% of the monthly asset-based custodial fee and is reimbursed for out-of-pocket expenses.

The Trust and Professional Funds Distributor, LLC ("PFD" or the "Distributor") are parties to a distribution agreement dated May 1, 2003. The Trust has adopted a distribution plan for Class I and Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class I and Class A Shares plan, the Trust reimburses the Distributor for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds' Class I and Class A Shares. The Money Market Funds currently reimburse 0.05% for Class I and Class A Shares. The Trust also has adopted plans under Rule 12b-1 with respect to Class B and Class C Shares pursuant to which the Trust compensates the Distributor for distribution services in an amount up to 0.75% per annum of the average daily net assets of the Funds' Class B and Class C Shares. With respect to the Class B and Class C Shares of the Money Market Fund, the Distributor has voluntarily agreed to waive 0.70% beginning November 18, 2002. This waiver is voluntary and may be terminated at any time.

Each Trustee receives an annual fee of $20,000 plus $4,000 for each Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional $16,000 per annum for services in such capacity. The Trustees and Chairman fees are paid for services rendered to all of the Funds and are allocated among the Funds based on the average daily net assets of the Funds. No person who is an officer, director, trustee, or employee of the Adviser, the Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

Trustees who receive fees are eligible for participation in the Trust's Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Expenses paid by the Trust for the year ended May 31, 2004, include legal fees of $444,866 paid to Drinker, Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

The Trust, PFPC Inc. ("PFPC") and NCB are parties to a Co-Administration and Accounting Services Agreement effective as of June 1, 2003, under which PFPC and NCB provide administration and accounting services in exchange for fees at the annual rate of 0.07% based on the average daily net assets of the Trust's Funds, of which 0.0325% is allocated to PFPC and 0.0375% is allocated to NCB. The Co-Administrators use their own resources to pay advertising, marketing and other expenses for support of the Funds on behalf of the Trust.

4.  FEDERAL INCOME TAXES

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated

ARMADA MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2004


investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to appropriate equity accounts in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts:

                                           UNDISTRIBUTED
                                                NET         ACCUMULATED
                                             INVESTMENT    NET REALIZED  PAID-IN
                                               INCOME         LOSSES     CAPITAL
                                                (000)          (000)      (000)
                                           -------------  -------------  -------
Money Market Fund ......................        $(1)            $--       $ 1
Pennsylvania
  Tax Exempt Money
  Market Fund ..........................         --               3        (3)
Tax Exempt Money Market
  Fund .................................          1              --        (1)
Treasury Money Market
  Fund .................................          7              (7)       --
Treasury Plus Money
  Market Fund ..........................          2              (2)       --

The tax character of dividends and distributions paid during the years ending May 31, 2004 and May 31, 2003 were as follows:

                                               TAX EXEMPT   ORDINARY
                                                 INCOME      INCOME      TOTAL
                                                  (000)       (000)      (000)
                                               ----------   --------   --------
Government
  Money Market Fund
         2004 ..............................     $   --     $14,257    $14,257
         2003 ..............................         --      29,243     29,243
Money Market Fund
         2004 ..............................         --      26,804     26,804
         2003 ..............................         --      60,507     60,507
Ohio Municipal
  Money Market Fund
         2004 ..............................      1,796          --      1,796
         2003 ..............................      2,870          --      2,870
Pennsylvania Tax Exempt
  Money Market Fund
         2004 ..............................      1,075          --      1,075
         2003 ..............................      1,882          --      1,882
Tax Exempt
  Money Market Fund
         2004 ..............................      4,214          --      4,214
         2003 ..............................      8,178          --      8,178
Treasury
  Money Market Fund
         2004 ..............................         --       3,191      3,191
         2003 ..............................         --       6,000      6,000
Treasury Plus
  Money Market Fund
         2004 ..............................         --         964        964
         2003 ..............................         --       2,226      2,226


As of May 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                                   UNDISTRIBUTED
                                                            ------------------------      CAPITAL         OTHER           TOTAL
                                                              TAX EXEMPT    ORDINARY       LOSS         TEMPORARY     DISTRIBUTABLE
                                                                INCOME       INCOME    CARRYFORWARD    DIFFERENCES       EARNINGS
                                                                 (000)        (000)        (000)          (000)            (000)
                                                              ----------    --------   ------------    -----------    -------------
Government Money Market Fund ..............................      $ --        $  885      $   (21)        $  (884)        $   (20)
Money Market Fund .........................................        --         1,659       (7,849)         (1,660)         (7,850)
Ohio Municipal Money Market Fund ..........................       121            --           --            (121)             --
Pennsylvania Tax Exempt Money Market Fund .................        80            --          (50)            (80)            (50)
Tax Exempt Money Market Fund ..............................       293            --          (49)           (293)            (49)
Treasury Money Market Fund ................................        --           237           --            (234)              3
Treasury Plus Money Market Fund ...........................        --            96           --             (92)              4

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At May 31, 2004, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                EXPIRING MAY 31,
                        --------------------------------------------------------
                          2006     2007     2010      2011      2012     TOTAL
                         (000)    (000)    (000)     (000)     (000)     (000)
                        ------    ------   ------    ------    ------   --------
Government
  Money Market Fund      $--       $--     $   --     $18       $ 3      $   21
Money Market Fund         --        --      7,849      --        --       7,849
Pennsylvania Tax Exempt
  Money Market Fund       10        --         40      --        --          50
Tax Exempt
  Money Market Fund        7        19         --      23        --          49

During the year ended May 31, 2004, capital loss carryforwards that were utilized to offset capital gains were as follows:

                       (000)
                      -------
Money Market Fund       $42

5. MARKET AND CREDIT RISK

Each Fund may invest up to 10% of net assets in illiquid securities. The relative illiquidity of some of these securities may adversely affect a Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

The Ohio Municipal Money Market and the Pennsylvania Tax Exempt Money Market Funds follow an investment policy of investing primarily in municipal obligations of one state. The Tax Exempt Money Market Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, and Tax Exempt Money Market Funds.

6. INDEMNIFICATIONS

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is immaterial. The Funds have not had prior claims or losses pursuant to the contracts and expect the risk of loss to be remote.

7. SUBSEQUENT EVENT

On June 17, 2004 and July 1, 2004, National City Corporation, parent of the Trust's Adviser and Custodian, provided capital infusions of $1 million and $5.1 million, respectively, to Armada Money Market Fund. These infusions were deemed appropriate to insure the continuance of the $1.00 net asset value of the Fund, which had been diluted by $7.8 million in capital loss carryovers from 2002. These carryovers were the result of the Fund realizing a net loss of $8.3 million on the sale of commercial paper issued by Pacific Gas & Electric and Southern California Edison, in anticipation of a ratings downgrade by Standard & Poor's and Moody's credit rating agencies.

NOTES

                               INVESTMENT ADVISER
                   National City Investment Management Company
                             1900 East Ninth Street
                              Cleveland, Ohio 44114


                                   DISTRIBUTOR
                       Professional Funds Distributor, LLC
                                 760 Moore Road
                       King of Prussia, Pennsylvania 19406


                                  LEGAL COUNSEL
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996


                                     (LOGO)
                                    ARMADA(R)
                                      FUNDS
                                [GRAPHIC OMITTED]

      (LOGO)
     ARMADA(R)
       FUNDS

www.armadafunds.com
 [GRAPHIC OMITTED]

760 Moore Road
King of Prussia, PA 19406



INVESTMENT ADVISER:

(LOGO)
NATIONAL CITY(R)
Investment Management Company

1900 East Ninth Street, 22nd Floor
Cleveland, OH 44114


ARM-AR-002-0400

                           ARMADA FUNDS ANNUAL REPORT

                               [GRAPHIC OMITTED]
                                      2004

                                  EQUITY FUNDS
                             ASSET ALLOCATION FUNDS
                               FIXED INCOME FUNDS
                               TAX FREE BOND FUNDS
                                  MAY 31, 2004

                                 [LOGO OMITTED]
                                    ARMADA(R)
                                     FUNDS
                              WWW.ARMADAFUNDS.COM

EQUITY FUNDS
INTERNATIONAL EQUITY FUND
LARGE CAP CORE EQUITY FUND
LARGE CAP GROWTH FUND
LARGE CAP VALUE FUND
MID CAP GROWTH FUND
MID CAP VALUE FUND
   (FORMERLY SMALL/MID CAP VALUE FUND)
S&P 500 INDEX FUND
SMALL CAP CORE FUND
SMALL CAP GROWTH FUND
SMALL CAP VALUE FUND
TAX MANAGED EQUITY FUND

ASSET ALLOCATION FUNDS
AGGRESSIVE ALLOCATION FUND
BALANCED ALLOCATION FUND
CONSERVATIVE ALLOCATION FUND

FIXED INCOME FUNDS
BOND FUND
GOVERNMENT MORTGAGE FUND
   (FORMERLY U.S. GOVERNMENT INCOME
   FUND)
INTERMEDIATE BOND FUND
LIMITED MATURITY BOND FUND
TOTAL RETURN ADVANTAGE FUND
ULTRA SHORT BOND FUND

TAX FREE BOND FUNDS
INTERMEDIATE TAX EXEMPT BOND FUND
   (FORMERLY NATIONAL TAX EXEMPT BOND
   FUND)
MICHIGAN INTERMEDIATE MUNICIPAL
   BOND FUND
   (FORMERLY MICHIGAN MUNICIPAL BOND
   FUND)
OHIO INTERMEDIATE TAX EXEMPT BOND FUND
   (FORMERLY OHIO TAX EXEMPT BOND FUND)
PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
   (FORMERLY PENNSYLVANIA MUNICIPAL BOND FUND)

MONEY MARKET FUNDS
GOVERNMENT MONEY MARKET FUND
MONEY MARKET FUND
OHIO MUNICIPAL MONEY MARKET FUND
PENNSYLVANIA TAX EXEMPT
   MONEY MARKET FUND
TAX EXEMPT MONEYMARKET FUND
TREASURY MONEY MARKET FUND
TREASURY PLUS MONEY MARKET FUND


   Chairman's Message ................................................     1

   Economic and Market Overview ......................................     2

   Funds' Overviews ..................................................     4

   Disclosure of Portfolio Holdings ..................................    30

   Disclosure of Fund Expenses .......................................    33

   Notice to Shareholders ............................................    37

   Trustees and Officers of the Trust ................................    38

   Report of Independent Registered Public Accounting Firm ...........    40


FINANCIAL STATEMENTS

   Financial Highlights ..............................................    41

   Statements of Net Assets ..........................................    55

   Statements of Operations ..........................................   128

   Statements of Changes in Net Assets ...............................   133

   Notes to Financial Statements .....................................   144













--------------------------------------------------------------------------------
        NOT FDIC INSURED  o  NO BANK GUARANTEE  o  MAY LOSE VALUE
--------------------------------------------------------------------------------

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF ARMADA FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION ABOUT THE FUNDS MAY BE OBTAINED BY CONTACTING YOUR INVESTMENT PROFESSIONAL, CALLING 1-800-622-FUND (3863), OR DOWNLOADING ONE AT WWW.ARMADAFUNDS.COM. PLEASE READ IT CAREFULLY BEFORE INVESTING.

MUTUAL FUNDS INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. CURRENT PERFORMANCE MAY BE LOWER THAN THE PERFORMANCE FIGURES QUOTED HEREIN DUE TO RECENT MARKET VOLATILITY.

NATIONAL CITY INVESTMENT MANAGEMENT COMPANY (IMC) SERVES AS INVESTMENT ADVISER TO ARMADA FUNDS, FOR WHICH IT RECEIVES AN INVESTMENT ADVISORY FEE. ARMADA FUNDS ARE DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC (PFD), 760 MOORE ROAD, KING OF PRUSSIA, PA 19406. PFD IS NOT AFFILIATED WITH IMC AND IS NOT A BANK.

                                                              CHAIRMAN'S MESSAGE





July 2004

DEAR SHAREHOLDER:



During the year ended May 31, 2004, total assets of Armada Funds decreased 10.8% to $14.2 billion. The low interest rate environment had a negative impact on assets in the money market funds, where they declined 18.9% to $7.7 billion. On a more favorable note, equity fund assets increased 7.5% to $3.8 billion due to the positive impacts of the stock market.

As a result of the National City acquisition of Allegiant Bancorp Inc., we acquired an expertise in small cap core fund management enabling us to launch a fund in that style. We also are pleased with the recent addition of several highly-experienced equity managers for our large growth, large core and value styles. Lastly, during the past year we have reduced sales charges and net advisory fees on some funds and eliminated redundancies in fund offerings through the mergers of the Large Cap Ultra Fund into the Large Cap Growth Fund and the GNMA Fund into the Government Mortgage Fund. Each of these exciting changes help position Armada well for the future.

This report provides important information on the capital markets, your investments, and funds offered by Armada. The Economic and Market Overview gives insight into major events affecting the global markets. Comments from the portfolio management teams elaborate on how the funds performed. I encourage you to review these commentaries and the audited financial information to keep informed about your investments.

For more information about any Armada Funds, please contact your investment professional or call 1-800-622-FUND (3863) to obtain a prospectus.
You may also visit our industry-recognized web site at www.armadafunds.com.

Thank you for investing with Armada.

Sincerely,

/s/ Robert D. Neary

Robert D. Neary
Chairman




                                                                  [LOGO OMITTED]
                                                                       ARMADA(R)
                                                                        FUNDS

ECONOMIC AND MARKET OVERVIEW


July 2004

Dear Investor:
An economic recovery that firmly took hold during the latter half of 2003 resulted in a torrid 8.2 percent annualized rise in gross domestic product (GDP) for the third quarter. As the recovery continued apace, GDP grew by more than 4 percent annualized in the succeeding two quarters and resulted in the highest year-over-year growth in more than two decades. The Federal Reserve's prolonged monetary easing, combined with additional hefty tax cuts and a weaker dollar, provided much of the fuel for the economic good news.

The Fed actually began lowering the Federal Funds rate--a key short-term interest rate--back in January 2001, but the impact of the easing was delayed by a number of factors. They included the terrorist attacks of 9/11, subsequent geopolitical uncertainty, and a string of high-profile corporate governance scandals. With the threat of deflation looming, the Fed would ultimately lower the Federal Funds rate to a 45-year low of 1 percent in June 2003. Meanwhile, the White House provided plenty of liquidity by sponsoring a $350 billion economic stimulus package on top of earlier tax cuts.

Consumer spending and productivity gains helped drive the long-awaited recovery in corporate profits as well. Indeed, the S&P 500 Index beat expectations and posted operating profit gains of nearly 17 percent for the calendar year ended 2003 and 25 percent gains on a year-over-year basis for the first quarter of 2004. Significantly, the manufacturing sector's long-awaited recovery finally appeared to take hold as well, with U.S. industrial production rising 0.8 percent in April 2004 and another 1.1 percent in May. The latter figure represents the largest monthly rise since August 1998.

Moreover, the jobless nature of the recovery appears to be at an end, with the U.S. adding 947,000 jobs from March through May. Jobless claims now stand at near four-year lows, while the unemployment rate has declined to 5.6 percent. April survey data from the Conference Board indicates that confidence among U.S. chief executives stands at a 20-year high, with half the executives polled expecting hiring to improve. Economic growth in the second half of 2004 and into 2005 may be more reliant on consumer income gains as the effects of recent tax cuts and mortgage refinancing activity trail off. Corporate demand for capital expenditures and merger/acquisition activity may also increase in importance to the growth outlook.

U.S. EQUITIES STAGE A BROAD-BASED RALLY

After suffering through consecutive fiscal years of negative returns, equity investors reaped healthy gains virtually across the board during the 12-month period ended May 31. The S&P 500 Index of large company stocks returned 18.33 percent, with every sector in the large cap benchmark producing positive returns. The long-depressed technology sector, along with the basic materials, industrials, and energy sectors, led the way with returns in excess of 20 percent. Small cap stocks, which have historically surpassed the broad market in the early stages of a recovery, enjoyed an even better year. The Russell 2000 Index, a leading small cap indicator, returned 30.29 percent for the period.

Admittedly, most of the gains notched by the above indices occurred during the latter half of 2003. As 2004 progressed, several factors conspired to give investors pause. For starters, the Fed went on record noting that short-term interest rates would likely rise sooner rather than later. As Fed Chairman Alan Greenspan noted on April 21, 2004, "The federal funds rate must rise at some point to prevent pressures on price inflation from eventually emerging." Indeed, the Fed raised the federal funds rate to 1.25 percent on June 30, 2004.

WORLD ECONOMY TRANSITIONS TO SUSTAIN GROWTH

An unraveling geopolitical situation also made investors less risk-averse, as did China's willingness to begin bringing its own overheated economy under control. China's growth has been above its long term trend for the past three years. Policy makers have to balance their desire for growth with recent infrastructure bottlenecks and the less developed banking industry in order to avoid inflation and capital misallocation. The completion of major infrastructure projects such as the Three Gorges Dam and full opening of the banking industry to foreign competitors in 2006 may set China on a finer path to growth going forward.

Overseas equities enjoyed strong gains as well, with the Morgan Stanley EAFE (Europe, Australasia, Far East) Index returning 32.5 percent in U.S. dollars for the 12-month period ended May 31. This Index performed solidly in local currency terms as well--up 23.88 percent--but U.S. investors reaped the added rewards of a weaker dollar.

Japan emerged from its doldrums as one of the world's best-performing markets, with the Nikkei 225 Index returning 34.3 percent in yen and 46.76 percent in dollars for the period. Banks led the market higher, thanks in part to efforts by Bank of Japan Governor Toshihiko Fukui to improve the transmission of monetary policy into price stability.

                                                    ECONOMIC AND MARKET OVERVIEW

The Morgan Stanley MSCI EMU Index (representing the 12 European countries that use the euro) returned 22.31 percent in local terms (27.16 percent in U.S. dollars). The euro zone's GDP grew a mere 0.4 percent in 2003, but investors were heartened by attractive valuations compared to U.S. equities, a relatively modest current account deficit, and a move toward less restrictive labor regulations.

Developing markets, which had performed so strongly in 2003, gave back a substantial portion of their gains in a correction that took place largely in April 2004. Countries such as South Korea and Thailand are highly leveraged to Chinese and world economic growth and would be among the hardest hit by moderating demand.

CHALLENGING YEAR FOR TREASURY; "DASH TO TRASH" PROVES REWARDING

While equity prices soared across the board, the Lehman Aggregate Bond Index turned in uncharacteristically negative results. This broad benchmark for the fixed income market lost 0.44 percent for the 12 months ended May 31. However, this performance belies the see-saw nature of the Treasury market as well as the strong performance by corporates for most of the period.

The yield on the 10-year Treasury note (which moves in the opposite direction of its price) hit a 45-year low of 3.11 percent in mid-June 2003 as fixed-income investors anticipated the potential employment of "unconventional measures" by the Fed (i.e., buying long-term Treasuries). When improving economic data led Greenspan and Company to be less aggressive than expected, the market reacted by pushing the 10-year yield up more than 100 basis points in just over one month.

Yields would generally remain at this higher level until the first quarter of 2004, when the lack of new jobs sent Treasury prices back to their early July 2003 levels. However, strong employment numbers for March and April and attendant inflationary concerns again gave bond investors jitters. On May 7, when the upbeat jobs data for April was released, the 10-year yield passed 4.75 percent for the first time since July 2002.

Meanwhile, improving corporate profits and lessening concerns over credit risk led investors to pour money into investment-grade and high-yield bonds. Indeed, corporate bonds would outperform Treasuries of similar duration for 15 months until February 2004. The "dash to trash" would power the Lehman Brothers U.S. High Yield Index to an 11.89 percent total return for the 12 months ended May 31.

ACTIVE FED LIKELY TO TEMPER U.S. EQUITY, FIXED-INCOME MARKETS

The U.S. economy continues to look strong for the foreseeable future, with growth of at least 4 percent projected for the 2004 calendar year. We also expect to see at least 175,000 jobs added per month well into 2005, a figure that should keep the unemployment rate steady or send it slightly lower even as the participation rate rises. However, as labor inevitably claims a larger share of the fruits of this expansion, the rate of corporate earnings growth will likely moderate in the coming months. Since the equity market is a forward-looking mechanism, that will likely also slow the rise in stock prices even as the fundamentals remain excellent.

Importantly, investors have to contend with a Fed determined to keep its successful reflationary efforts from ultimately turning inflationary. The producer-price index rose 0.8 percent in May, the largest increase in over a year. The Fed's quarter-point tightening was perhaps the most telegraphed in the history of Greenspan's tenure. Consequently, the response by the equity and bond markets was muted. More increases are likely on the way, though, and the markets will face a headwind even if the Fed raises rates more slowly than many expect.

Bond investors could be in for another bumpy ride. Higher wages and energy costs, coupled with a mounting budget and current account deficit, add up to a recipe for, at least initially, higher nominal interest rates. The cumulative increases in both short and long rates will ultimately be determined by the degree of price pressures as they appear in the consumer price index.

Despite the paltry 1.7 percent GDP growth forecasted for the euro zone, reasonable valuations make its equity markets attractive on a relative basis. As for Japan, we continue to watch for signs of improving domestic demand and will monitor its financial reform efforts. In spite of innumerable disappointments in the past, we are (marginally) more confident that this time the recovery will prove more durable.


/s/ Donald L. Ross

Donald L. Ross
President and Chief Investment Officer
National City Investment Management Company

ARMADA INTERNATIONAL EQUITY FUND OVERVIEW
EQUITY FUNDS
MAY 31, 2004

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ended May 31, 2004, the Armada International Equity Fund posted a total return of 22.31% for Class B investors and 28.50% for Class I investors. The Fund's benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index*, returned 32.50% over the same period.

FACTORS AFFECTING PERFORMANCE

A strong recovery in corporate earnings during 2003 along with lower risks of both deflation and debt service issues helped drive a worldwide rally in equity prices that lasted through most of the reporting period. U.S. investors further benefited from the weakness of the dollar relative to most other major currencies.

Japan emerged as one of the world's strongest performing markets, with the MSCI Japan Index returning 49.14% for the period. Banks led the market higher as the new Bank of Japan governor Toshihiko Fukui worked towards improving the transmission of monetary policy into price stability. Moreover, China has become Japan's largest export market and a critical driver of the country's growth.

The U.K. and euro zone posted nearly identical returns of 27.42% and 27.16%, respectively, for the period. These markets offered less dynamic monetary policy, less corporate reform and restructuring, and less robust economic sensitivity than Japan. Although labor regulations have become somewhat less restrictive, the cost of restructuring in Europe remains well above that of other regions.

Stock and sector selection accounted for most of the Fund's underperformance relative to the benchmark. An overweight in energy detracted because the market believed--incorrectly, as it turned out--that companies could not continue to sustain their high level of earnings. With respect to stocks, the strongest performers in this period tended to be those with mediocre competitive and financial positions. Such stocks rarely meet our rigorous investment criteria. Indeed, the markets have more recently rewarded companies that match up well with our disciplines.

POSITIONING

We believe that as the economic recovery matures, the focus of investors will increasingly shift from operating leverage to quality and sustainability of growth. Europe's improvement should become more pronounced as Asia and the U.S. work off excesses related to trade and investment flows. Valuation and low real effective exchange rates (REEF)--measurement of the cost of labor after adjustment for changes in exchange rates and productivity (GDP/hours worked)--put Europe on much more solid footing. Countries with low REEF tend to have profit margins that are rising and improving economic conditions. Japan is somewhat less favorably positioned due to a less attractive valuation, the cooling of demand in China, and the likelihood of Fed tightening in the U.S. At the sector level, low levels of inventory and firmer pricing could set up a possible inventory accumulation cycle near term. This should offset slower growth from consumption in Western economies.

[CHART OMITTED]
EDGAR REPRESENTATION OF DATA IS AS FOLLOWS:


GROWTH OF A $10,000 INVESTMENT 1
(since Fund's inception)

                 Armada              Armada
                 International       International
                 Equity Fund         Equity Fund
                 (Class I            (Class B              MSCI EAFE
                 Shares)             Shares)               Index*
  8/1/97         $10,000             $10,000              $10,000
 5/31/98          10,876              10,800               10,340
 5/31/99          10,980              10,812               10,789
 5/31/00          15,251              14,878               12,629
 5/31/01          11,782              11,387               10,452
 5/31/02          10,594              10,143                9,449
 5/31/03           8,779               8,331                8,287
 5/31/04          11,281              10,606               10,980


    ARMADA INTERNATIONAL EQUITY FUND
    Average Annual Total Returns as of 5/31/04
--------------------------------------------------------------------------
                                                                 DATE
                                                    SINCE         OF
                      1 YEAR   3 YEARS   5 YEARS  INCEPTION    INCEPTION

Class I Shares        28.50%   (1.44)%    0.54%     1.78%      08/01/97
--------------------------------------------------------------------------
Class A Shares        21.20%   (3.59)%   (0.87)%    0.65%      08/01/97
--------------------------------------------------------------------------
Class B Shares        22.31%   (3.65)%   (0.75)%    0.87%      01/06/98
--------------------------------------------------------------------------
Class C Shares        26.27%   (2.38)%   (0.40)%    0.82%      01/05/00
--------------------------------------------------------------------------
Class R Shares        26.90%   (2.02)%   (0.03)%    1.20%      07/31/03
--------------------------------------------------------------------------


TOTAL RETURNS REFLECT REINVESTMENT OF DIVIDENDS, CAPITAL GAINS AND DEDUCTION OF APPLICABLE SALES CHARGE (INCLUDING THE CONTINGENT DEFERRED SALES CHARGE APPROPRIATE TO EACH PERIOD), OPERATING EXPENSES AND FEES. ALL PERFORMANCE SHOWN FOR EACH SHARE CLASS PRIOR TO EACH RESPECTIVE INCEPTION DATE IS BASED ON THE PERFORMANCE OF CLASS I SHARES, ADJUSTED TO REFLECT EACH SHARE CLASS'S FEES, EXPENSES AND MAXIMUM SALES CHARGES.

THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A SHARES IS 5.50%. CLASS B SHARES HAVE A MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00%. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS. CLASS R SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 0.75% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD LESS THAN 18 MONTHS.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.ARMADAFUNDS.COM.

International investments are subject to special risks not ordinarily associated with domestic investments, including currency fluctuations, economic and political change and differing accounting standards that may adversely affect portfolio securities.

* The Morgan Stanley MSCI EAFE Index, an unmanaged index of more than 1,000 equity securities of foreign companies, is not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

1 This graph provides a hypothetical $10,000 investment in the Fund since its date of inception. The graph shows performance of Class I and Class B Shares only. The performance of Class A, C and R Shares may be greater or less than that shown in the graph based on the differences in sales charges and fees paid by the shareholders investing in those classes. Returns shown on the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

                                      ARMADA LARGE CAP CORE EQUITY FUND OVERVIEW
                                                                    EQUITY FUNDS
                                                                    MAY 31, 2004

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ended May 31, 2004, the Armada Large Cap Core Equity Fund posted a total return of 8.70% for Class B investors and 14.72% for Class I investors. The Fund's benchmark, the S&P 500 Index*, returned 18.33% over the same period. In early May, National City Investment Management Company, investment adviser to Armada Funds, introduced a new management team for the Large Cap Core Equity Fund. With more than 30 years of combined investment management experience, the team brings a track record of success to the core equity style.

FACTORS AFFECTING PERFORMANCE

Low interest rates, massive fiscal stimulus, and an attendant economic recovery led to a long-awaited rally among large cap stocks. Early in the reporting period, good news from Iraq also helped remove much of the risk premium that had weighed heavily on the market. However, nearly all the gains posted by the Fund and the benchmark occurred prior to January. Subsequently, geopolitical uncertainty, concerns over rising inflation, and expectations for summer rate tightening by the Federal Reserve gave way to a climate of caution.

A tilt toward the large cap universe's smaller stocks proved beneficial during the first half of the reporting period. Such stocks tend to be more cyclical in nature and were rewarded by investors as the recovery gathered steam. During the first quarter of the 2004 calendar year, our overall cyclical orientation would detract from results as investors became more defensive. In particular, basic materials and industrial stocks suffered as the specter of rate hikes threatened to slow demand for equipment and commodities. Moreover, China showed signs that it was ready to put the brakes on its overheated economy. The portfolio's energy overweight offset some of this downturn as oil prices soared past $40/barrel.

POSITIONING

Concerns over the timing and magnitude of any interest rate hikes could exert a drag on the equity markets. Uncertainty over the situation in Iraq and the outcome of the presidential election may also give investors pause.

Although the Fund is now managed so that sector weightings mirror those of the S&P 500 Index, the management team has identified several industries whose secular growth rates appear particularly attractive. For example, in healthcare we have underweighted large pharmaceutical companies in favor of generic drug and biotechnology stocks. Holdings include Teva Pharmaceutical Industries, the dominant player in generics, and Biogen Idec, whose pipeline includes a promising treatment for multiple sclerosis.

In financials, we have underweighted the banking sector and increased the portfolio's exposure to insurers and brokerage firms. Insurers are enjoying a strong pricing environment, and Allstate, attractively valued relative to its peers, represents one of our key holdings in this industry. Meanwhile, the improved economy augurs well for initial public offerings and increased merger & acquisition activity. Holdings Goldman Sachs and Merrill Lynch enjoy strong franchises in these areas.

[CHART OMITTED]
EDGAR REPRESENTATION OF DATA IS AS FOLLOWS:

GROWTH OF A $10,000 INVESTMENT 1
(since Fund's inception)

                Armada Large          Armada Large
                Cap Core              Cap Core
                Equity Fund           Equity Fund
                (Class I              (Class B              S&P 500
                Shares)               Shares)               Index*
 8/1/97         $10,000               $10,000               $10,000
5/31/98          11,403                11,324                11,588
5/31/99          14,377                14,173                14,025
5/31/00          16,147                15,776                15,493
5/31/01          15,237                14,752                13,859
5/31/02          13,867                13,297                11,941
5/31/03          12,356                11,729                10,978
5/31/04          14,174                13,336                12,989


    ARMADA LARGE CAP CORE EQUITY FUND
    Average Annual Total Returns as of 5/31/04
--------------------------------------------------------------------------
                                                                 DATE
                                                    SINCE         OF
                      1 YEAR   3 YEARS   5 YEARS  INCEPTION    INCEPTION

Class I Shares        14.72%   (2.38)%   (0.28)%    5.24%      08/01/97
--------------------------------------------------------------------------
Class A Shares         8.34%   (4.42)%   (1.65)%    4.12%      08/01/97
--------------------------------------------------------------------------
Class B Shares         8.70%   (4.58)%   (1.54)%    4.31%      01/06/98
--------------------------------------------------------------------------
Class C Shares        12.63%   (3.32)%   (1.22)%    4.25%      01/20/00
--------------------------------------------------------------------------
Class R Shares        13.12%   (2.98)%   (0.87)%    4.63%      07/31/03
--------------------------------------------------------------------------


TOTAL RETURNS REFLECT REINVESTMENT OF DIVIDENDS, CAPITAL GAINS AND DEDUCTION OF APPLICABLE SALES CHARGE (INCLUDING THE CONTINGENT DEFERRED SALES CHARGE APPROPRIATE TO EACH PERIOD), OPERATING EXPENSES AND FEES. ALL PERFORMANCE SHOWN FOR EACH SHARE CLASS PRIOR TO EACH RESPECTIVE INCEPTION DATE IS BASED ON THE PERFORMANCE OF CLASS I SHARES, ADJUSTED TO REFLECT EACH SHARE CLASS'S FEES, EXPENSES AND MAXIMUM SALES CHARGES.

THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A SHARES IS 5.50%. CLASS B SHARES HAVE A MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00%. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS. CLASS R SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 0.75% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD LESS THAN 18 MONTHS.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.ARMADAFUNDS.COM.

* The S&P 500 Index, a widely-used, unmanaged index of 500 common stocks, is not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

1 This graph provides a hypothetical $10,000 investment in the Fund since its date of inception. The graph shows performance of Class I and Class B Shares only. The performance of Class A, C and R Shares may be greater or less than that shown in the graph based on the differences in sales charges and fees paid by the shareholders investing in those classes. Returns shown on the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

ARMADA LARGE CAP GROWTH FUND OVERVIEW
EQUITY FUNDS
MAY 31, 2004

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ended May 31, 2004, the Armada Large Cap Growth Fund (formerly the Armada Equity Growth Fund) posted a total return of 3.66% for Class B investors and 9.64% for Class I investors. The Russell 1000 Growth Index* returned 18.02% while the S&P 500 Index** returned 18.33% over the same period. In early May, National City Investment Management Company, investment adviser to Armada Funds, introduced a new management team for the Large Cap Growth Fund. With more than 30 years of combined investment management experience, the team brings a track record of success to the large capitalization style. The management team has dropped the S&P 500 Index in favor of the Russell 1000 Growth Index because it better reflects the Fund's recent shift from a blended approach to a pure growth model.

FACTORS AFFECTING PERFORMANCE

After a three-year drought, large-cap growth posted positive returns for the fiscal year. Low interest rates, massive tax cuts, and a recovering economy produced a strong backdrop for these types of stocks. In addition, the U.S. military's initial success in Iraq eliminated some uncertainty. However, nearly all the gains produced by the Fund and the benchmark took place prior to January 2004, as the Iraq conflict bogged down, inflation fears returned amidst soaring prices at the gas pump and the Federal Reserve Board began to raise interest rates.

There were two primary reasons why the Fund lagged the benchmark. First, we did not participate in the rally in technology stocks. Given the sector's lofty valuations as the fiscal year got underway, we wanted to see more evidence of a sustainable recovery in capital spending on technology projects. Second, our focus on economically sensitive stocks early in 2004 did not produce positive results because investors began to worry that the Fed would put the brakes on economic growth.

POSITIONING

We believe that we have identified several industries where growth rates appear especially attractive. For example, in health care, we are favoring biotechnology and generic drug companies over large cap pharmaceuticals, which tend to get mired in election-year politics. In biotechnology, we favor Biogen Idec, whose product pipeline includes a promising treatment for multiple sclerosis, and Teva Pharmaceutical Industries, a leading generic drug maker. As interest rates rise, we have scaled back the Fund's exposure to automakers and retailers while adding e-commerce players such as eBay. We've also taken a significant stake in Electronic Arts, the world's leading independent producer of entertainment software.


[CHART OMITTED]
EDGAR REPRESENTATION OF DATA IS AS FOLLOWS:

GROWTH OF A $10,000 INVESTMENT 1
(since Fund's inception)

                Armada Large    Armada Large
                Cap Growth      Cap Growth
                Fund (Class I   Fund (Class B     Russell 1000      S&P 500
                Shares)         Shares)           Growth Index*     Index**
12/20/89         $10,000         $10,000            $10,000          $10,000
 5/31/90          10,847          10,801             10,492           10,378
 5/31/91          12,806          12,632             12,239           11,599
 5/31/92          13,943          13,624             13,593           12,739
 5/31/93          14,943          14,464             14,572           14,216
 5/31/94          15,155          14,531             14,835           14,820
 5/31/95          16,766          15,924             18,087           17,807
 5/31/96          20,894          19,658             23,977           22,866
 5/31/97          27,072          25,233             30,320           29,598
 5/31/98          34,828          32,122             39,042           38,671
 5/31/99          41,850          38,297             49,278           46,804
 5/31/00          49,587          45,069             61,595           51,704
 5/31/01          43,507          39,165             43,296           46,251
 5/31/02          35,226          31,423             34,260           39,852
 5/31/03          30,989          27,363             31,570           36,637
 5/31/04          33,975          29,734             37,261           43,349


    ARMADA LARGE CAP GROWTH FUND
    Average Annual Total Returns as of 5/31/04
--------------------------------------------------------------------------------
                                                                       DATE
                                                           SINCE        OF
                   1 YEAR   3 YEARS   5 YEARS  10 YEARS  INCEPTION   INCEPTION

Class I Shares      9.64%   (7.91)%   (4.08)%    8.41%     8.84%     12/20/89
--------------------------------------------------------------------------------
Class A Shares      3.31%   (9.87)%   (5.41)%    7.52%     8.13%     04/15/91
--------------------------------------------------------------------------------
Class B Shares      3.66%   (9.99)%   (5.30)%    7.42%     7.84%     01/06/98
--------------------------------------------------------------------------------
Class C Shares      7.70%   (8.77)%   (4.97)%    7.40%     7.82%     01/27/00
--------------------------------------------------------------------------------
Class R Shares      8.35%   (8.40)%   (4.60)%    7.82%     8.25%     07/31/03
--------------------------------------------------------------------------------

TOTAL RETURNS REFLECT REINVESTMENT OF DIVIDENDS, CAPITAL GAINS AND DEDUCTION OF APPLICABLE SALES CHARGE (INCLUDING THE CONTINGENT DEFERRED SALES CHARGE APPROPRIATE TO EACH PERIOD), OPERATING EXPENSES AND FEES. ALL PERFORMANCE SHOWN FOR EACH SHARE CLASS PRIOR TO EACH RESPECTIVE INCEPTION DATE IS BASED ON THE PERFORMANCE OF CLASS I SHARES, ADJUSTED TO REFLECT EACH SHARE CLASS'S FEES, EXPENSES AND MAXIMUM SALES CHARGES.

THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A SHARES IS 5.50%. CLASS B SHARES HAVE A MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00%. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS. CLASS R SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 0.75% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD LESS THAN 18 MONTHS. AFTER 8 YEARS, YOUR CLASS B SHARES ARE CONVERTED TO CLASS A SHARES WHICH HAVE LOWER ONGOING EXPENSES. THERE IS NO CONVERSION FEATURE FOR CLASS C SHARES AND CLASS R SHARES.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.ARMADAFUNDS.COM.

* The Russell 1000 Growth Index, an unmanaged index of 1,000 largest U.S. companies with higher price-to-book ratios and higher forecasted growth values, is not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

**The S&P 500 Index, a widely-used, unmanaged index of 500 common stocks, is not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

1 This graph provides a hypothetical $10,000 investment in the Fund since its date of inception. The graph shows performance of Class I and Class B Shares only. The performance of Class A, C and R Shares may be greater or less than that shown in the graph based on the differences in sales charges and fees paid by the shareholders investing in those classes. Returns shown on the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

                                            ARMADA LARGE CAP VALUE FUND OVERVIEW
                                                                    EQUITY FUNDS
                                                                    MAY 31, 2004

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ended May 31, 2004, the Armada Large Cap Value Fund posted a total return of 12.47% for Class B investors and 18.52% for Class I investors. The Fund's benchmark, the Russell 1000 Value Index*, returned 19.82% over the same period.

FACTORS AFFECTING PERFORMANCE

Easy monetary policy, coupled with massive tax cuts and government spending increases, helped drive a recovery in corporate profits that gathered momentum as 2003 progressed. As a result, equity risk premiums fell and the large cap value market staged a broad-based rally.

The management team's "good value, good news" investment philosophy served the Fund well during this period. We identified a number of attractively priced stocks that offered good intrinsic value as well as good news that we believed would drive share prices higher. Holdings Occidental Petroleum and Fleet Boston were among the portfolio's top performers and examples of our strategy.

A sizable exploration and production company, Occidental passed our screening based on such measurements as price/cash flow, price/book value, and price/sales. With the economy improving and major industry players limiting their investments in exploration, we believed that an attendant rise in oil prices would boost the company's stock price. We also believed correctly that it would take far longer to bring Iraq's oil supply on line than anticipated after the war's successful initial phase.

Despite an underweight to the banking sector, Fleet Boston presented another good opportunity. Its stock price had dropped sharply in 2001 and 2002, and the company had a lot of corporate exposure that could drive earnings growth in a resurgent economy. The company also had significant exposure to an improving South America. Fleet Boston's shares received an additional--and unexpected--lift when Bank of America subsequently purchased the company at a 40% premium.

On a sector basis, the Fund benefited from an overweight relative to the benchmark in energy and basic materials. At the same, nearly all the portfolio's gains occurred during the first half of the reporting period. The market subsequently dealt with increasing geopolitical conflict, the Fed's growing inflationary worries, and a less than certain outcome in the presidential race.

POSITIONING

The Fed has increased interest rates and China also has put the brakes on its overheated economy. That should slow growth in the U.S. and put pressure on stock prices. With that in mind, the management team has positioned the Fund more defensively. We've increased the portfolio's average market cap, added to our healthcare and consumer staples weightings, and reduced our exposure to consumer cyclicals. The latter will likely face pressure if high gas prices and more expensive credit curtail discretionary spending.


[CHART OMITTED]
EDGAR REPRESENTATION OF DATA IS AS FOLLOWS:

GROWTH OF A $10,000 INVESTMENT 1
(since Fund's inception)

                 Armada Large       Armada Large
                 Cap Value Fund     Cap Value Fund
                 (Class I           (Class B           Russell 1000
                 Shares)            Shares)            Value Index*
 7/1/94          $10,000            $10,000            $10,000
5/31/95           11,309             11,212             11,886
5/31/96           13,540             13,298             15,002
5/31/97           16,873             16,415             19,174
5/31/98           21,209             20,526             25,437
5/31/99           23,461             22,402             29,133
5/31/00           21,595             20,437             28,613
5/31/01           24,332             22,826             30,811
5/31/02           23,397             21,727             29,101
5/31/03           21,183             19,457             26,815
5/31/04           25,106             22,856             32,129


    ARMADA LARGE CAP VALUE FUND
    Average Annual Total Returns as of 5/31/04
--------------------------------------------------------------------------
                                                                 DATE
                                                    SINCE         OF
                      1 YEAR   3 YEARS   5 YEARS  INCEPTION    INCEPTION

Class I Shares        18.52%    1.05%     1.37%     9.73%      07/01/94
---------------------------------------------------------------------------
Class A Shares        11.71%   (1.12)%   (0.06)%    8.80%      08/22/94
--------------------------------------------------------------------------
Class B Shares        12.47%   (1.23)%    0.06%     8.69%      01/06/98
--------------------------------------------------------------------------
Class C Shares        16.36%    0.04%     0.39%     8.68%      01/27/00
--------------------------------------------------------------------------
Class R Shares        17.19%    0.51%     0.82%     9.13%      07/31/03
--------------------------------------------------------------------------

TOTAL RETURNS REFLECT REINVESTMENT OF DIVIDENDS, CAPITAL GAINS AND DEDUCTION OF APPLICABLE SALES CHARGE (INCLUDING THE CONTINGENT DEFERRED SALES CHARGE APPROPRIATE TO EACH PERIOD), OPERATING EXPENSES AND FEES. ALL PERFORMANCE SHOWN FOR EACH SHARE CLASS PRIOR TO EACH RESPECTIVE INCEPTION DATE IS BASED ON THE PERFORMANCE OF CLASS I SHARES, ADJUSTED TO REFLECT EACH SHARE CLASS'S FEES, EXPENSES AND MAXIMUM SALES CHARGES.

THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A SHARES IS 5.50%. CLASS B SHARES HAVE A MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00%. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS. CLASS R SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 0.75% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD LESS THAN 18 MONTHS.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.ARMADAFUNDS.COM.

* The Russell 1000 Value Index, an unmanaged index of 1,000 companies that have lower price-to-book ratios and lower forecasted growth values, is not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

1 This graph provides a hypothetical $10,000 investment in the Fund since its date of inception. The graph shows performance of Class I and Class B Shares only. The performance of Class A, C and R Shares may be greater or less than that shown in the graph based on the differences in sales charges and fees paid by the shareholders investing in those classes. Returns shown on the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

ARMADA MID CAP GROWTH FUND OVERVIEW
EQUITY FUNDS
MAY 31, 2004

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ended May 31, 2004, the Armada Mid Cap Growth Fund posted a total return of 9.57% for Class B investors and 15.63% for Class I investors. The Fund's benchmark, the Russell MidCap Growth Index,* returned 27.12% over the same period.

FACTORS AFFECTING PERFORMANCE

After a three-year slump, mid cap growth stocks rebounded amid low interest rates, tax cuts, early successes in Iraq and improving economic growth. Although the general environment was positive, investors turned cautious during early 2004 as interest rates began to increase, the Iraq war bogged down and prices at the gas pump soared.

The Fund lagged its benchmark primarily because we added a number of higher-risk technology companies at the lower end of the Fund's market cap range. Although this strategy initially worked, it ultimately detracted from performance as these very stocks bore the brunt of a post-January downturn. Investors sought shelter in more defensive sectors such as health care where we maintained an underweight for nearly the entire reporting period.

Still, the Fund generally benefited from the strong economy and low interest-rate environment. A number of more established technology stocks, including Ask Jeeves (Internet search engine) and Atmel (integrated circuits) led the portfolio in performance. Ask Jeeves is a popular Internet search site with a strong, advertising-driven business model whose shares had been beaten down by the bursting Internet bubble of a few years ago. Another undervalued survivor of the tech downturn, Atmel, spent the past few years revamping its product line and recently introduced a number of successful new products into the marketplace.

POSITIONING

We believe that the stock market will remain choppy until companies demonstrate that they can sustain earnings growth in a rising interest-rate environment. Given the current scenario, we have shifted the portfolio from technology to health care which is less vulnerable to concerns about inflation or a slowing economy. In addition, we have added to our holdings in energy, a sector which should continue to benefit from tight supply and an expected increase in exploration and production. Finally, election-year politics will likely lead to turbulence in the markets as November approaches.


[CHART OMITTED]
EDGAR REPRESENTATION OF DATA IS AS FOLLOWS:

GROWTH OF A $10,000 INVESTMENT 1
(since Fund's inception)

                 Armada Mid Cap     Armada Mid Cap
                 Growth Fund        Growth Fund
                 (Class I           (Class B           Russell Mid Cap
                 Shares)            Shares)            Growth Index*
10/31/88         $10,000            $10,000            $10,000
 5/31/89          11,848             11,783             11,979
 5/31/90          13,702             13,498             13,770
 5/31/91          14,479             14,130             16,181
 5/31/92          16,652             16,098             17,689
 5/31/93          19,089             18,280             20,450
 5/31/94          20,275             19,204             21,724
 5/31/95          22,010             20,649             25,139
 5/31/96          31,693             29,453             33,495
 5/31/97          31,224             28,844             37,169
 5/31/98          37,941             34,803             46,067
 5/31/99          41,052             37,307             53,273
 5/31/00          62,359             56,110             76,563
 5/31/01          47,461             42,256             57,971
 5/31/02          38,122             33,717             48,026
 5/31/03          33,481             29,516             45,221
 5/31/04          38,714             34,041             57,486


    ARMADA MID CAP GROWTH FUND
    Average Annual Total Returns as of 5/31/04
--------------------------------------------------------------------------------
                                                                       DATE
                                                           SINCE        OF
                   1 YEAR   3 YEARS   5 YEARS  10 YEARS  INCEPTION   INCEPTION

Class I Shares     15.63%   (6.56)%   (1.17)%    6.68%     9.08%     10/31/88
--------------------------------------------------------------------------------
Class A Shares      8.97%   (8.50)%   (2.55)%    5.87%     8.54%     10/31/88
--------------------------------------------------------------------------------
Class B Shares      9.57%   (8.72)%   (2.31)%    5.86%     8.18%     02/04/94
--------------------------------------------------------------------------------
Class C Shares     13.82%   (7.41)%   (1.92)%    5.78%     8.11%     06/15/00
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION BEFORE JUNE 10, 2000 REPRESENTS PERFORMANCE OF THE PARKSTONE MID CAPITALIZATION FUND, WHICH WAS REORGANIZED INTO THE ARMADA MID CAP GROWTH FUND ON THAT DATE. TOTAL RETURNS REFLECT REINVESTMENT OF DIVIDENDS, CAPITAL GAINS AND DEDUCTION OF APPLICABLE SALES CHARGE (INCLUDING THE CONTINGENT DEFERRED SALES CHARGE APPROPRIATE TO EACH PERIOD), OPERATING EXPENSES AND FEES. RETURNS ALSO REFLECT A CURRENT VOLUNTARY FEE WAIVER OF 0.25%. WITHOUT SUCH A FEE WAIVER, PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER. ALL PERFORMANCE SHOWN FOR EACH SHARE CLASS PRIOR TO EACH RESPECTIVE INCEPTION DATE IS BASED ON THE PERFORMANCE OF CLASS I SHARES, ADJUSTED TO REFLECT EACH SHARE CLASS'S FEES, EXPENSES AND MAXIMUM SALES CHARGES.

THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A SHARES IS 5.50%. CLASS B SHARES HAVE A MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00%. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS. AFTER 8 YEARS, YOUR CLASS B SHARES ARE CONVERTED TO CLASS A SHARES WHICH HAVE LOWER ONGOING EXPENSES. THERE IS NO COVERSION FEATURE FOR CLASS C SHARES.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.ARMADAFUNDS.COM.

Investments in mid-sized companies present greater risk of loss than investments in large companies.

* The Russell MidCap Growth Index, an unmanaged index of medium-sized growth stocks, is not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

1 This graph provides a hypothetical $10,000 investment in the Fund since its date of inception. The graph shows performance of Class I and Class B Shares only. The performance of Class A and C Shares may be greater or less than that shown in the graph based on the differences in sales charges and fees paid by the shareholders investing in those classes. Returns shown on the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

                                              ARMADA MID CAP VALUE FUND OVERVIEW
                                                                    EQUITY FUNDS
                                                                    MAY 31, 2004

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ended May 31, 2004, the Armada Mid Cap Value Fund posted a total return of 20.74% for Class B investors and 27.24% for Class I investors. The Fund began the period as the Armada Small/Mid Cap Value Fund and moved to a pure mid cap style on March 1, 2004. At that time, its benchmark changed from the Russell 2500 Value Index* to the Russell Midcap Value Index**. The Russell 2500 Value Index and the Russell MidCap Value Index returned 31.11% and 27.19%, respectively, for the 12-month period.

FACTORS AFFECTING PERFORMANCE

Fiscal and monetary stimulus, coupled with two years of cost cutting and pent up capital spending demand, paved the way for the market rally that began in 2003. The management team's "good value, good news" investment philosophy served the Fund well during this period. We identified a number of attractively priced stocks that offered good intrinsic value as well as an earnings catalyst that we believed would drive share prices higher. Kmart and Compuware Corporation were among the portfolio's top performers and good examples of this strategy.

Discount retailer Kmart, for one, emerged from bankruptcy a year ago and was trading just above tangible book value when we took our position during the third quarter of the 2003 calendar year. Steady sales trends and good margins provided the good news we were looking for, and shares eventually doubled in price. Compuware had reduced its cost structure, and we believed that this seller of computer software and services was poised to benefit from the capital spending recovery. Held for the entire period, its shares gained 31%.

Much of the Fund's underperformance relative to the benchmark can be traced to the early part of the reporting period. With the recovery taking hold, the market rewarded a lot of low quality stocks, such as Lucent Technologies, that featured stressed balance sheets, low dollar price, and thin liquidity. Such stocks rarely, if ever, fit our team's "good value, good news" criteria. Stock selection also detracted from performance as did an underweight to the financial and consumer cyclical sectors relative to the benchmark. An overweight in energy and industrials proved beneficial to performance for the Fund.

POSITIONING

The recent interest rate increase could slow growth in the U.S. and put pressure on stock prices. With that in mind, the management team has positioned the Fund more defensively. The portfolio currently has an overweight in the energy, basic materials, industrial, and health care sectors versus the benchmark. Our market-weighting in financials tends to be concentrated among insurers, which are enjoying a strong pricing environment. Although capital spending will likely accelerate, the Fund maintains a market-weighting in technology as many such stocks no longer fit our criteria.


[CHART OMITTED]
EDGAR REPRESENTATION OF DATA IS AS FOLLOWS:

GROWTH OF A $10,000 INVESTMENT 1
(since Fund's inception)

               Armada Mid Cap   Armada Mid Cap
               Value Fund       Value Fund
               (Class I         (Class B        Russell 2500    Russell Mid Cap
               Shares)          Shares)         Value Index*    Value Index**
  7/1/02       $10,000          $10,000         $10,000         $10,000
 5/31/03        10,138            9,957           9,765           9,867
 5/31/04        12,899           12,020          12,803          12,550


    ARMADA MID CAP VALUE FUND
    Average Annual Total Returns as of 5/31/04
-----------------------------------------------------------------------------
                                                                   DATE
                                                     SINCE          OF
                                       1 YEAR      INCEPTION     INCEPTION

Class I Shares                         27.24%        14.22%      07/01/02
-----------------------------------------------------------------------------
Class A Shares                         19.93%        10.35%      07/01/02
-----------------------------------------------------------------------------
Class B Shares                         20.74%        10.08%      06/02/03
-----------------------------------------------------------------------------
Class C Shares                         25.06%        12.60%      06/02/03
-----------------------------------------------------------------------------
Class R Shares                         25.46%        12.87%      07/31/03
-----------------------------------------------------------------------------

TOTAL RETURNS REFLECT REINVESTMENT OF DIVIDENDS, CAPITAL GAINS AND DEDUCTION OF APPLICABLE SALES CHARGE (INCLUDING THE CONTINGENT DEFERRED SALES CHARGE APPROPRIATE TO EACH PERIOD), OPERATING EXPENSES AND FEES. RETURNS ALSO REFLECT A CURRENT VOLUNTARY FEE WAIVER OF 0.25%. WITHOUT SUCH A FEE WAIVER, PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER. ALL PERFORMANCE SHOWN FOR EACH SHARE CLASS PRIOR TO EACH RESPECTIVE INCEPTION DATE IS BASED ON THE PERFORMANCE OF CLASS I SHARES, ADJUSTED TO REFLECT EACH SHARE CLASS'S FEES, EXPENSES AND MAXIMUM SALES CHARGES.

THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A SHARES IS 5.50%. CLASS B SHARES HAVE A MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00%. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS. CLASS R SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 0.75% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD LESS THAN 18 MONTHS.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.ARMADAFUNDS.COM.

Investments in mid-sized companies present greater risk of loss than investments in large companies.

* The Russell 2500 Value Index, an unmanaged index of companies that have lower than average price-to-book ratios and forecasted growth values, is not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

**The Russell MidCap Value Index, an unmanaged index comprised of securities which have lower than average price to book ratios and forcasted growth values, is not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

1 This graph provides a hypothetical $10,000 investment in the Fund since its date of inception. The graph shows performance of Class I and Class B Shares only. The performance of Class A, C and R Shares may be greater or less than that shown in the graph based on the differences in sales charges and fees paid by the shareholders investing in those classes. Returns shown on the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

ARMADA S&P 500 INDEX FUND OVERVIEW
EQUITY FUNDS
MAY 31, 2004

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ended May 31, 2004, the Armada S&P 500 Index Fund (formerly the Armada Equity Index Fund) posted a total return of 11.57% for Class B investors and 17.98% for Class I investors. The Fund's benchmark, the S&P 500 Index*, returned 18.33% over the same period.

FACTORS AFFECTING PERFORMANCE

Massive fiscal stimulus, coupled with the Federal Reserve's easy monetary policy and initial good news from the war in Iraq, helped drive a recovery in corporate profits that gathered momentum as 2003 progressed. As a result, equity risk premiums fell and the large cap market staged a broad-based rally. After three difficult years, the Fund, which seeks to track the performance of the S&P 500 Index, enjoyed double-digit returns.

Every sector finished in the black, with seven of 10 in double digits, although the index recorded most of its gains during the first half of the reporting period. From June through December, it returned 16.61%. Stocks that were highly leveraged to an economic recovery, typically those at the lower end of the benchmark's market cap range, were among the biggest winners early on.

On a sector basis, basic materials, industrials, technology, and energy all returned in excess of 20% for the 12-month period. Basic materials and energy benefited from the spike in commodity prices, driven by the global recovery and rapid expansion in China. Moreover, three years of cost cutting and prudent cash management meant that a significant portion of basic materials revenues flowed directly to the bottom line. A resurgence in capital spending helped drive the strong performance among industrial and technology stocks. The latter had also been significantly undervalued on a price-to-book basis following the bursting of the Internet bubble.

The market-weighted nature of the index means that those sectors with the largest markets caps have the greatest impact on results. On an attribution basis, technology, the second-largest sector by market cap, contributed most to performance. Conversely, the impact of basic materials, one of the smallest sectors, proved to be relatively modest despite its strong performance on an absolute basis.

OUTLOOK

As 2004 progressed and the specter of deflation gave way to inflationary concerns, the Fed has raised interest rates. With China putting the brakes on its own overheated economy and the geopolitical situation unraveling, the market began pricing in a deceleration in earnings growth. Investors became less risk averse and began embracing stocks of higher quality with more stable earnings profiles. Until it becomes clear how fast and how far the Fed will move, the market could take a wait and see attitude for the foreseeable future.


[CHART OMITTED]
EDGAR REPRESENTATION OF DATA IS AS FOLLOWS:

GROWTH OF A $10,000 INVESTMENT 1
(since Fund's inception)

                 Armada          Armada
                 S&P 500         S&P 500
                Index Fund      Index Fund
                 (Class I        (Class B        S&P 500
                 Shares)         Shares)         Index*
 7/10/98         $10,000         $10,000         $10,000
 5/31/99          11,416          11,314          11,631
 5/31/00          12,548          12,315          12,849
 5/31/01          11,213          10,902          11,493
 5/31/02           9,631           9,250           9,903
 5/31/03           8,808           8,380           9,104
 5/31/04          10,391           9,769          10,772


    ARMADA S&P 500 INDEX FUND
    Average Annual Total Returns as of 5/31/04
--------------------------------------------------------------------------
                                                                 DATE
                                                    SINCE         OF
                      1 YEAR   3 YEARS   5 YEARS  INCEPTION    INCEPTION

Class I Shares        17.98%   (2.51)%   (1.86)%    0.65%      07/10/98
--------------------------------------------------------------------------
Class A Shares        14.57%   (3.60)%   (2.60)%   (0.06)%     10/15/98
--------------------------------------------------------------------------
Class B Shares        11.57%   (4.88)%   (3.28)%   (0.40)%     01/04/00
--------------------------------------------------------------------------
Class C Shares        15.70%   (3.53)%   (2.88)%   (0.39)%     01/17/00
--------------------------------------------------------------------------
Class R Shares        16.47%   (3.10)%   (2.46)%    0.04%      07/31/03
--------------------------------------------------------------------------

TOTAL RETURNS REFLECT REINVESTMENT OF DIVIDENDS, CAPITAL GAINS AND DEDUCTION OF APPLICABLE SALES CHARGE (INCLUDING THE CONTINGENT DEFERRED SALES CHARGE APPROPRIATE TO EACH PERIOD), OPERATING EXPENSES AND FEES. RETURNS ALSO REFLECT A CURRENT VOLUNTARY FEE WAIVER OF 0.15%. WITHOUT SUCH A FEE WAIVER, PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER. ALL PERFORMANCE SHOWN FOR EACH SHARE CLASS PRIOR TO EACH RESPECTIVE INCEPTION DATE IS BASED ON THE PERFORMANCE OF CLASS I SHARES, ADJUSTED TO REFLECT EACH SHARE CLASS'S FEES, EXPENSES AND MAXIMUM SALES CHARGES.

THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A SHARES IS 2.50%. CLASS B SHARES HAVE A MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00%. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS. CLASS R SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 0.75% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD LESS THAN 18 MONTHS.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.ARMADAFUNDS.COM.

* The S&P 500 Index, a widely-used, unmanaged index of 500 common stocks, is not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

1 This graph provides a hypothetical $10,000 investment in the Fund since its date of inception. The graph shows performance of Class I and Class B Shares only. The performance of Class A, C and R Shares may be greater or less than that shown in the graph based on the differences in sales charges and fees paid by the shareholders investing in those classes. Returns shown on the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

                                             ARMADA SMALL CAP CORE FUND OVERVIEW
                                                                    EQUITY FUNDS
                                                                    MAY 31, 2004

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

From its inception on April 2, 2004, through May 31, 2004, the Armada Small Cap Core Equity Fund posted a total return of -5.10% for Class B investors and -5.00% for Class I investors. The Fund's benchmark, the Russell 2000 Index*, returned -3.57% over the same period.

FACTORS AFFECTING PERFORMANCE

After suffering through the collapse of the technology bubble, 9/11, and attendant geopolitical uncertainty, the small cap universe roared back to life in 2003. Corporate earnings benefited from an accommodative Federal Reserve, which had pushed the federal funds rate to a 45-year low of 1%, as well as from the administration's massive fiscal stimulus.

Historically, small caps outperformed the broader market in the early stages of an economic recovery, and the past year proved to be no exception. The Russell 2000 Index returned 47.3% for the calendar year, the best annual performance since its inception in 1979. In fact, the Russell 2000 returned 62% for the 12 months ended April 2, 2004. As a result, this benchmark was hovering around its all-time high on the day the Fund opened to the public.

Small caps and the market in general have since contended with the specter of rising short-term rates and their potential effect on the economy. Given how far small caps have risen, investors are waiting to see whether corporate earnings can continue to justify higher stock prices. Many also await the outcome of the presidential election and its impact on the current administration's temporary tax cuts.

Among the Fund's stock selection criteria, the management team looks for companies that are leaders in niche markets, have a history of deploying capital effectively, and offer attractive valuations based on price to cash flow. Representative holdings include Trimble Navigation, Helen of Troy, and Daktronics.

POSITIONING

The Fed has increased interest rates and China has also put the brakes on its overheated economy. That should slow growth in the U.S. and put pressure on stock prices. With that in mind, we have slightly overweighted the health care and basic materials sectors relative to the benchmark and underweighted financials and consumer discretionary stocks. Basic materials holdings such as Scotts and Valspar Corp. should benefit from improved pricing power. Meanwhile, high gas prices and the increased cost of credit could curtail discretionary spending.

The Fund began operations on April 2, 2004. There is no performance information for the Fund because it has not completed a full six months of investment operations. For current performance information, please access www.armadafunds.com or call 1-800-622-FUND(3863)

Investments in small capitalization companies present greater risk of loss than investments in large companies.

* The Russell 2000 Index, an unmanaged index of companies widely representative of small capitalization companies based on market capitalization, is not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

ARMADA SMALL CAP GROWTH FUND OVERVIEW
EQUITY FUNDS
MAY 31, 2004

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ended May 31, 2004, the Armada Small Cap Growth Fund posted a total return of 11.99% for Class B investors and 18.05% for Class I investors. The Fund's benchmark, the Russell 2000 Growth Index,* returned 29.77% over the same period.

FACTORS AFFECTING PERFORMANCE

After a multi-year slump that began in March of 2000, small cap growth stocks rebounded amid still-low interest rates and improving profit growth. Although the environment was positive, investors turned cautious during early 2004 as interest rates began to increase, the Iraq war bogged down and the so-called "jobless recovery" gave way to real job growth, creating inflation worries.

The primary reason why the Fund lagged its benchmark was our decision to exclude shares of very small technology companies. Such stocks tend to offer thin liquidity and stressed balance sheets, rarely meeting our stringent investment guidelines. However, these stocks staged a major rally early in the reporting period as the economic recovery got underway.

Even so, technology, the largest sector in the benchmark, contributed positively to the Fund for the first two-thirds of the reporting period. Consumer demand held steady, capital spending picked up and survivors of the Internet bubble emerged with viable business models. Akamai (computer services), Silicon Storage (memory), Trident Microsystems (integrated circuits) and On Semiconductor (semiconductor components) led the portfolio in performance. Beyond technology, Dendreon and OSI Pharmaceuticals, two biotechnology companies specializing in cancer therapies, along with financial services company Knight Trading Group, also performed strongly.

POSITIONING

The stock market will probably remain choppy until companies demonstrate that they can sustain profit growth in a rising interest-rate environment. Given the current scenario, we have shifted the portfolio from technology to health care which is less vulnerable to concerns about inflation or a slowing economy. In addition, we have added to our holdings in energy, a sector which should continue to benefit from tight supply and an expected increase in exploration and production. Since 2004 is an election year, politics will likely lead to turbulence in the markets as November approaches.


[CHART OMITTED]
EDGAR REPRESENTATION OF DATA IS AS FOLLOWS:

GROWTH OF A $10,000 INVESTMENT 1
(since Fund's inception)

                 Armada Small        Armada Small
                 Cap Growth          Cap Growth
                 Fund (Class I       Fund (Class B      Russell 2000
                 Shares)             Shares)            Growth Index*
  8/1/97         $10,000             $10,000            $10,000
 5/31/98          11,735              11,657             10,659
 5/31/99          10,285              10,112             11,077
 5/31/00          15,123              14,728             13,259
 5/31/01          12,897              12,431             11,172
 5/31/02          10,242               9,791              9,405
 5/31/03           8,591               8,132              8,503
 5/31/04          10,141               9,513             11,034


    ARMADA SMALL CAP GROWTH FUND
    Average Annual Total Returns as of 5/31/04
--------------------------------------------------------------------------
                                                                 DATE
                                                    SINCE         OF
                      1 YEAR   3 YEARS   5 YEARS  INCEPTION    INCEPTION

Class I Shares        18.05%   (7.70)%   (0.28)%    0.21%      08/01/97
--------------------------------------------------------------------------
Class A Shares        11.33%   (9.62)%   (1.66)%   (0.86)%     08/01/97
--------------------------------------------------------------------------
Class B Shares        11.99%   (9.77)%   (1.57)%   (0.73)%     01/06/98
--------------------------------------------------------------------------
Class C Shares        15.94%   (8.54)%   (1.16)%   (0.69)%     01/20/00
--------------------------------------------------------------------------
Class R Shares        16.70%   (8.20)%   (0.82)%   (0.34)%     07/31/03
--------------------------------------------------------------------------

TOTAL RETURNS REFLECT REINVESTMENT OF DIVIDENDS, CAPITAL GAINS AND DEDUCTION OF APPLICABLE SALES CHARGE (INCLUDING THE CONTINGENT DEFERRED SALES CHARGE APPROPRIATE TO EACH PERIOD), OPERATING EXPENSES AND FEES. ALL PERFORMANCE SHOWN FOR EACH SHARE CLASS PRIOR TO EACH RESPECTIVE INCEPTION DATE IS BASED ON THE PERFORMANCE OF CLASS I SHARES, ADJUSTED TO REFLECT EACH SHARE CLASS'S FEES, EXPENSES AND MAXIMUM SALES CHARGES.

THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A SHARES IS 5.50%. CLASS B SHARES HAVE A MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00%. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS. CLASS R SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 0.75% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD LESS THAN 18 MONTHS.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.ARMADAFUNDS.COM.

Investments in small capitalization companies present greater risk of loss than investments in large companies.

* The Russell 2000 Growth Index, an unmanaged index of 2000 small company stocks, is not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

1 This graph provides a hypothetical $10,000 investment in the Fund since its date of inception. The graph shows performance of Class I and Class B Shares only. The performance of Class A, C and R Shares may be greater or less than that shown in the graph based on the differences in sales charges and fees paid by the shareholders investing in those classes. Returns shown on the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

                                            ARMADA SMALL CAP VALUE FUND OVERVIEW
                                                                    EQUITY FUNDS
                                                                    MAY 31, 2004

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ended May 31, 2004, the Armada Small Cap Value Fund posted a total return of 23.10% for Class B investors and 29.35% for Class I investors. The Fund's benchmark, the Russell 2000 Value Index*, returned 30.81% over the same period.

FACTORS AFFECTING PERFORMANCE

The Federal Reserve's easy monetary policy, coupled with massive fiscal stimulus, helped drive a recovery in corporate profits that gathered momentum as the 2003 calendar year progressed. Small cap stocks typically outperform large caps during the early stages of an economic recovery, and the past year proved to be no exception.

The management team's "good value, good news" investment philosophy served the Fund well during this period. We identified a number of attractively priced stocks that were trading at good intrinsic value, and each offered good news that we believed would drive share prices higher. Holdings in GrafTech International and Brooks Automation were among the portfolio's top performers and good examples of the Fund's strategy.

The portfolio held GrafTech, a manufacturer of graphite electrodes used in steel manufacturing, before the reporting period began. The company's share price had been beaten down during the economic downturn, and it met all our key valuation criteria. At the same time, we believed that GrafTech's exposure to the steel and aluminum industries positioned it for an earnings recovery as the economy and pricing for its electrodes improved. Indeed, its shares would more than double in value before we sold our stake in January 2004.

Brooks Automation, a maker of semiconductor capital equipment, also appeared attractively valued. In addition, we believed that the company was poised to benefit as tech spending recovered and semiconductor companies migrated to a larger wafer platform. We held a position in Brooks throughout the 12-month period, although we trimmed our stake along the way. It returned 44% for the period ended May 31, 2004.

On a sector basis, the Fund benefited from an overweight relative to the benchmark in energy, technology, wireless, and basic materials. At the same, it's worth noting that a sizable portion of our gains occurred during third quarter of the 2003 calendar year. The market subsequently dealt with increasing geopolitical conflict, the Fed's growing inflationary worries, and a less than certain outcome in the presidential race.

POSITIONING

The Fed has increased interest rates and China has also put the brakes on its overheated economy. That should slow growth in the U.S. and put pressure on small caps in particular. With that in mind, the management team has positioned the Fund more defensively. We've increased the portfolio's average market cap, added to our healthcare and consumer staples weightings, and reduced our exposure to consumer cyclicals. The latter will likely face pressure if high gas prices and more expensive credit curtail discretionary spending.


[CHART OMITTED]
EDGAR REPRESENTATION OF DATA IS AS FOLLOWS:

GROWTH OF A $10,000 INVESTMENT 1
(since Fund's inception)

                 Armada Small        Armada Small
                 Cap Value Fund      Cap Value Fund
                 (Class I            (Class B            Russell 2000
                 Shares)             Shares)             Value Index*
 7/26/94         $10,000             $10,000             $10,000
 5/31/95          11,463              11,371              10,885
 5/31/96          14,058              13,815              13,798
 5/31/97          17,377              16,917              16,643
 5/31/98          20,821              20,055              21,081
 5/31/99          20,058              19,027              19,073
 5/31/00          22,640              21,286              19,023
 5/31/01          29,633              27,591              24,619
 5/31/02          35,444              32,691              28,414
 5/31/03          32,010              29,240              26,283
 5/31/04          41,404              37,455              34,382


    ARMADA SMALL CAP VALUE FUND
    Average Annual Total Returns as of 5/31/04
--------------------------------------------------------------------------
                                                                 DATE
                                                    SINCE         OF
                      1 YEAR   3 YEARS   5 YEARS  INCEPTION    INCEPTION

Class I Shares        29.35%   11.80%    15.60%     15.52%     07/26/94
--------------------------------------------------------------------------
Class A Shares        21.88%    9.43%    14.01%     14.48%     08/15/94
--------------------------------------------------------------------------
Class B Shares        23.10%    9.63%    14.27%     14.35%     01/06/98
--------------------------------------------------------------------------
Class C Shares        27.15%   10.75%    14.51%     14.43%     01/27/00
--------------------------------------------------------------------------

TOTAL RETURNS REFLECT REINVESTMENT OF DIVIDENDS, CAPITAL GAINS AND DEDUCTION OF APPLICABLE SALES CHARGE (INCLUDING THE CONTINGENT DEFERRED SALES CHARGE APPROPRIATE TO EACH PERIOD), OPERATING EXPENSES AND FEES. ALL PERFORMANCE SHOWN FOR EACH SHARE CLASS PRIOR TO EACH RESPECTIVE INCEPTION DATE IS BASED ON THE PERFORMANCE OF CLASS I SHARES, ADJUSTED TO REFLECT EACH SHARE CLASS'S FEES, EXPENSES AND MAXIMUM SALES CHARGES.

THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A SHARES IS 5.50%. CLASS B SHARES HAVE A MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00%. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.ARMADAFUNDS.COM.

Investments in small capitalization companies present greater risk of loss than investments in large companies.

* The Russell 2000 Value Index, an unmanaged index of companies that have lower than average price-to-book ratios and forecasted growth values, is not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

1 This graph provides a hypothetical $10,000 investment in the Fund since its date of inception. The graph shows performance of Class I and Class B Shares only. The performance of Class A and C Shares may be greater or less than that shown in the graph based on the differences in sales charges and fees paid by the shareholders investing in those classes. Returns shown on the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

ARMADA TAX MANAGED EQUITY FUND OVERVIEW
EQUITY FUNDS
MAY 31, 2004

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ended May 31, 2004, the Armada Tax Managed Equity Fund posted a total return of 12.09% for Class B investors and 18.35% for Class I investors. The Fund's benchmark, the S&P 500 Index*, returned 18.33% over the same period.


FACTORS AFFECTING PERFORMANCE

Massive fiscal stimulus, coupled with the Federal Reserve's easy monetary policy and initial good news from the war in Iraq, helped drive a recovery in corporate profits that gathered momentum as 2003 progressed. As a result, equity risk premiums fell and the large cap market staged a broad-based rally. After three difficult years, the Fund, which tracks the performance of the S&P 500 Index, enjoyed double-digit returns.

The management team tends to favor stocks at the high end of the benchmark's market-cap range. Their global leadership, stability, and growth potential make them attractive long-term holdings. That allows us to keep portfolio turnover low, consistent with our tax-efficient focus. That strategy actually led the Fund to trail the benchmark during the first half of the period as the market embraced smaller stocks that were highly leveraged to the economic recovery. However, in January investors became more defensive and flocked to the higher quality stocks that dominate the portfolio.

Some of the Fund's top 10 holdings--ADP and Pitney Bowes among them--enjoyed strong growth in their share prices. ADP, one of the nation's leading corporate outsourcing companies, saw a surge in its share price on the strength of the improving job market and its solid cash flow. With more than half its revenue generated by insurance holdings, Berkshire Hathaway, another fund holding, benefited from the industry's improved pricing environment. Pitney Bowes, a name synonymous with postage meters, is well-positioned in the ongoing shift toward digital technology, while Intel reaped gains from the long-awaited recovery in technology capital spending.

[CHART OMITTED]
GRAPHIC REPRESENTATION OF DATA IS AS  FOLLOWS:

GROWTH OF A $10,000 INVESTMENT 1
(since Fund's inception)


                 Armada Tax         Armada Tax
                 Managed Equity     Managed Equity
                 Fund (Class I      Fund (Class B      S&P 500
                 Shares)            Shares)            Index*
 5/31/94         $10,000            $10,000            $10,000
 5/31/95          11,201             11,095             12,016
 5/31/96          14,098             13,833             15,430
 5/31/97          18,140             17,631             19,972
 5/31/98          24,293             23,405             26,095
 5/31/99          29,837             28,628             31,583
 5/31/00          35,225             33,479             34,889
 5/31/01          31,162             29,331             31,209
 5/31/02          27,486             25,635             26,891
 5/31/03          23,654             21,851             24,722
 5/31/04          27,994             25,585             29,251

* The S&P 500 Index, a widely-used, unmanaged index of 500 common stocks, is not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

1 This graph provides a hypothetical $10,000 investment in the Fund since its date of inception. The graph shows performance of Class I and Class B Shares only. The performance of Class A and Class C Shares may be greater or less than that shown in the graph based on the differences in sales charges and fees paid by the shareholders investing in those classes. Returns shown on the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

POSITIONING

The Fed has increased interest rates and China has also put the brakes on its overheated economy. Consequently, investors are waiting to see whether the rate of corporate earnings growth can continue to justify higher stock prices. In this environment, and given the Fund's blue-chip orientation, we do not anticipate making any significant changes to the portfolio.

    ARMADA TAX MANAGED EQUITY FUND
    Average Annual Total Returns as of 5/31/04

-------------------------------------------------------------------------------------------------
                                                                                        DATE
                                                                            SINCE        OF
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  INCEPTION   INCEPTION
-------------------------------------------------------------------------------------------------
Class I Shares
  Returns Before Taxes              18.35%   (3.51)%   (1.27)%   10.84%   12.59%        4/9/98
  Returns After Taxes
   on Distribution                  16.53%   (4.20)%   (1.72)%   10.24%   11.67%        4/9/98
  Returns After Taxes on
   Distributions and Sale
   of Fund Shares                   13.51%   (3.17)%   (1.21)%    9.36%   11.02%        4/9/98
--------------------------------------------------------------------------------------------------
Class A Shares
  Returns Before Taxes              11.51%   (5.55)%   (2.59)%   10.00%   12.03%       5/11/98
  Returns After Taxes
   on Distribution                   9.90%   (6.14)%   (2.98)%    9.44%   11.14%       5/11/98
  Returns After Taxes on
   Distributions and Sale
   of Fund Shares                    8.98%   (4.82)%   (2.28)%    8.61%   10.49%       5/11/98
--------------------------------------------------------------------------------------------------
Class B Shares
  Returns Before Taxes              12.09%   (5.63)%   (2.58)%    9.85%   11.56%        5/4/98
  Returns After Taxes
   on Distribution                  10.61%   (6.11)%   (2.89)%    9.35%   10.70%        5/4/98
  Returns After Taxes on
   Distributions and Sale
   of Fund Shares                    9.49%   (4.80)%   (2.22)%    8.51%   10.06%        5/4/98
--------------------------------------------------------------------------------------------------
Class C Shares
  Returns Before Taxes              16.18%   (4.45)%   (2.26)%    9.76%   11.51%       1/10/00
  Returns After Taxes
   on Distribution                  14.69%   (4.93)%   (2.58)%    9.24%   10.64%       1/10/00
  Returns After Taxes on
   Distributions and Sale
   of Fund Shares                   12.16%   (3.82)%   (1.96)%    8.42%   10.01%       1/10/00
--------------------------------------------------------------------------------------------------

PERFORMANCE OF THE FUND FOR THE PERIOD PRIOR TO ITS INCEPTION ON 4/9/98 IS THAT OF A PREDECESSOR COMMON TRUST FUND, WHICH IS SEPARATE AND DISTINCT FROM THE FUND, AND DOES NOT REPRESENT PAST PERFORMANCE OF THE FUND. THE COMMON TRUST WAS NOT REGISTERED UNDER THE 1940 ACT AND THEREFORE NOT SUBJECT TO INVESTMENT RESTRICTIONS THAT MAY ADVERSELY AFFECT PERFORMANCE. TOTAL RETURNS REFLECT REINVESTMENT OF DIVIDENDS, CAPITAL GAINS AND DEDUCTION OF APPLICABLE SALES CHARGE (INCLUDING THE CONTINGENT DEFERRED SALES CHARGE APPROPRIATE TO EACH PERIOD), OPERATING EXPENSES AND FEES. RETURNS ALSO REFLECT A CURRENT VOLUNTARY FEE WAIVER OF 0.25%. WITHOUT SUCH A FEE WAIVER, PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER. ALL PERFORMANCE SHOWN FOR EACH SHARE CLASS PRIOR TO EACH RESPECTIVE INCEPTION DATE IS BASED ON THE PERFORMANCE OF CLASS I SHARES, ADJUSTED TO REFLECT EACH SHARE CLASS'S FEES, EXPENSES AND MAXIMUM SALES CHARGES. THE PRE-TAX AND AFTER-TAX RETURNS HAVE BEEN PROVIDED FOR THE POST-REGISTRATION PERIOD OF THE TAX MANAGED EQUITY FUND. IN ACCORDANCE WITH AN SEC MANDATE, AFTER-TAX RETURNS HAVE BEEN PRESENTED IN TWO WAYS: PRE-LIQUIDATION, WHICH ARE RETURNS AFTER TAXES ON DISTRIBUTIONS, AND POST-LIQUIDATION, WHICH ARE RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES. AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES BUT DO NOT REFLECT THE IMPACT OF STATE, LOCAL OR ALTERNATIVE MINIMUM TAX (AMT). ACCORDINGLY, FOR SOME INVESTORS INCOME MAY BE SUBJECT TO STATE AND OR LOCAL TAXES, AND CERTAIN INVESTORS MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT). ACTUAL AFTER-TAX RETURNS WILL DEPEND ON AN INDIVIDUAL INVESTOR'S TAX SITUATION. PLEASE CONSULT YOUR TAX ADVISOR FOR MORE INFORMATION.

THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A SHARES IS 5.50%. CLASS B SHARES HAVE A MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00%. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS. AFTER 8 YEARS, YOUR CLASS B SHARES ARE CONVERTED TO CLASS A SHARES WHICH HAVE LOWER ONGOING EXPENSES. THERE IS NO CONVERSION FEATURE FOR CLASS C SHARES.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.ARMADAFUNDS.COM.

OVERVIEW
ASSET ALLOCATION FUNDS
MAY 31, 2004

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ended May 31, 2004, the Aggressive Allocation Fund posted a total return of 6.93% for Class B investors and 12.98% for Class I investors. Its benchmark, a hybrid comprised of the S&P 500 Index* (75%) and the Lehman U.S. Aggregate Bond Index** (25%), returned 13.45%. The Armada Balanced Allocation Fund posted a total return of 5.80% for Class B investors and 11.93% for Class I investors. The Fund's benchmark, a hybrid comprised of the S&P 500 Index (60%) and the Lehman U.S. Aggregate Bond Index (40%), returned 10.58% over the same period. The Armada Conservative Allocation Fund posted a total return of 0.36% for Class B investors and 6.13% for Class I investors. Its benchmark, a hybrid comprised of the S&P 500 Index (65%) and the Lehman U.S. Aggregate Bond Index (35%), returned 6.17%.

FACTORS AFFECTING PERFORMANCE

Massive fiscal stimulus, coupled with the Federal Reserve's easy monetary policy and initial good news from the war in Iraq, helped drive a recovery in corporate profits that gathered momentum throughout 2003. As a result, equity risk premiums fell and stocks staged a broad-based rally. All three Funds benefited from equity weightings that remained near the high end of their allocation ranges for most of the reporting period.

Moreover, the inclusion of small cap stocks proved to be a key driver of performance. At one point, such stocks accounted for as much as 37% of the Aggressive Allocation Fund's total assets. Small cap companies tend to benefit most in the early stages of an economic recovery, and the past year proved to be no exception. While the S&P 500 Index enjoyed an 18.33% return for the 12-month period, the Russell 2000 Index eclipsed it with a hefty 30.29% return during the same period. The Balanced Fund further benefited from its exposure to international large cap stocks. The Japanese and European markets performed well in local terms, and the falling dollar translated into even higher gains for U.S. investors.

In fixed income, each Fund benefited from an overweight to corporate bonds early in the period as defaults leveled off and the overall credit scenario improved. However, a "dash to trash" benefited high-yield bonds most, and lack of exposure to the riskiest securities detracted somewhat from our results.

POSITIONING

Interest rates have increased, and economic growth is likely to decelerate as a result. With that in mind, the management team modestly reduced the equity exposure of all three Funds after January. By May, management had eliminated the small cap position entirely. Within our fixed income allocations, management trimmed our stake in corporates in favor of Treasurys and mortgage-backed securities.


ARMADA AGGRESSIVE ALLOCATION FUND

[CHART OMITTED]
EDGAR REPRESENTATION OF DATA IS AS FOLLOWS:

GROWTH OF A $10,000 INVESTMENT 1
(since Fund's inception)

             Armada          Armada
             Aggressive      Aggressive
             Allocation      Allocation                     Lehman U.S.         Aggressive
             Fund (Class I   Fund (Class B   S&P 500        Aggregate Bond      Allocation
             Shares)         Shares)         Index*         Index**             Hybrid Index***
 3/6/01      $10,000         $10,000         $10,000        $10,000             $10,000
 5/31/01       9,964           9,948          10,162         10,069              10,139
 5/31/02       9,240           9,140           8,756         10,885               9,288
 5/31/03       8,450           8,288           8,050         12,145               9,073
 5/31/04       9,546           9,005           9,524         12,091              10,166

    ARMADA AGGRESSIVE ALLOCATION FUND
    Average Annual Total Returns as of 5/31/04
--------------------------------------------------------------------------
                                                                DATE
                                                  SINCE          OF
                            1 YEAR    3 YEARS   INCEPTION    INCEPTION

Class I Shares              12.98%    (1.42)%    (1.42)%     03/06/01
--------------------------------------------------------------------------
Class A Shares               7.18%    (3.30)%    (3.17)%     03/06/01
--------------------------------------------------------------------------
Class B Shares               6.93%    (3.59)%    (3.19)%     05/08/01
--------------------------------------------------------------------------
Class C Shares              11.01%    (2.24)%    (2.25)%     06/28/01
--------------------------------------------------------------------------

TOTAL RETURNS REFLECT REINVESTMENT OF DIVIDENDS, CAPITAL GAINS AND DEDUCTION OF APPLICABLE SALES CHARGE (INCLUDING THE CONTINGENT DEFERRED SALES CHARGE APPROPRIATE TO EACH PERIOD), OPERATING EXPENSES AND FEES. RETURNS ALSO REFLECT A CURRENT VOLUNTARY FEE WAIVER OF 0.25%. WITHOUT SUCH A FEE WAIVER, PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER. ALL PERFORMANCE SHOWN FOR EACH SHARE CLASS PRIOR TO EACH RESPECTIVE INCEPTION DATE IS BASED ON THE PERFORMANCE OF CLASS I SHARES, ADJUSTED TO REFLECT EACH SHARE CLASS'S FEES, EXPENSES AND MAXIMUM SALES CHARGES. BECAUSE THE AGGRESSIVE ALLOCATION FUND INVESTS IN OTHER ARMADA MUTUAL FUNDS, YOUR INVESTMENT IN THE AGGRESSIVE ALLOCATION FUND IS DIRECTLY SUBJECT TO THE OPERATING EXPENSES OF THOSE UNDERLYING MUTUAL FUNDS. ACCORDINGLY, THE TOTAL OPERATING EXPENSES FOR THE FUNDS WITHOUT FEE WAIVERS RANGES FROM 0.53% TO 1.41%. SUCH EXPENSES WITH WAIVERS RANGE FROM 0.43% TO 1.41% FOR CLASS I SHARES OF THE UNDERLYING ARMADA MUTUAL FUNDS, WHICH IS THE ONLY CLASS OF SHARES THAT THE AGGRESSIVE ALLOCATION FUND INVESTS IN.

THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A SHARES IS 4.75%. CLASS B SHARES HAVE A MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00%. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.ARMADAFUNDS.COM.

Asset allocation cannot guarantee against a profit or prevent a loss. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. International investments are subject to special risks not ordinarily associated with domestic investments, including currency fluctuations, economic and political change and differing accounting standards that may adversely affect portfolio securities. Investments in small and mid capitalization companies present greater risk of loss than investments in large companies. The Funds' adviser may be subject to conflicts of interest in allocating Fund assets among the various underlying Armada Funds. Although Armada seeks to preserve the value of the Money Market Fund at $1.00 per share, it is possible to lose money by investing in the Money Market Fund.

The Fund is a fund that invests only in other Armada mutual funds ("Underlying Funds"). As a result, the Fund's performance is directly affected by the performance of the Underlying Funds. See the Overviews of the Underlying Funds (International, Large Cap Growth, Large Cap Value, Small Cap Growth, Small Cap Value, Bond and Intermediate Bond) for discussions of the factors that affected their performance during the last fiscal year.

* The S&P 500 Index, a widely-used, unmanaged index of 500 common stocks, is not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

** The Lehman U.S. Aggregate Bond Index, an unmanaged market value weighted index of fixed income securities, is not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

*** The Aggressive Allocation Hybrid Index is a blend of 75% of the S&P 500
    Index and 25% of the Lehman U.S. Aggregate Bond Index, as calculated by the Advisor, and is not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

1 This graph provides a hypothetical $10,000 investment in the Fund since its date of inception. The graph shows performance of Class I and Class B Shares only. The performance of Class A and Class C Shares may be greater or less than that shown in the graph based on the differences in sales charges and fees paid by the shareholders investing in those classes. Returns shown on the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.


ARMADA BALANCED ALLOCATION FUND

[CHART OMITTED]
EDGAR REPRESENTATION OF DATA IS AS FOLLOWS:

GROWTH OF A $10,000 INVESTMENT 1
(since Fund's inception)

                 Armada             Armada
                 Balanced           Balanced
                 Allocation         Allocation                         Lehman U.S.         Balanced
                 Fund (Class I      Fund (Class B      S&P 500         Aggregate Bond      Allocation
                 Shares)            Shares)            Index*          Index**             Hybrid Index***
 7/10/98         $10,000            $10,000            $10,000         $10,000             $10,000
 5/31/99          10,457             10,406             11,631          10,348              11,118
 5/31/00          12,101             11,945             12,849          10,566              11,936
 5/31/01          11,897             11,626             11,493          11,951              11,677
 5/31/02          11,270             10,921              9,903          12,920              11,110
 5/31/03          10,755             10,323              9,104          14,415              11,229
 5/31/04          12,038             11,437             10,772          14,352              12,204

    ARMADA BALANCED ALLOCATION FUND
    Average Annual Total Returns as of 5/31/04
--------------------------------------------------------------------------
                                                                 DATE
                                                    SINCE         OF
                      1 YEAR   3 YEARS   5 YEARS  INCEPTION    INCEPTION

Class I Shares        11.93%    0.39%     2.85%     3.20%      07/10/98
--------------------------------------------------------------------------
Class A Shares         6.38%   (1.41)%    1.65%     2.14%      07/31/98
--------------------------------------------------------------------------
Class B Shares         5.80%   (1.86)%    1.57%     2.31%      11/11/98
--------------------------------------------------------------------------
Class C Shares         9.83%   (0.57)%    1.86%     2.20%      04/20/00
--------------------------------------------------------------------------

TOTAL RETURNS REFLECT REINVESTMENT OF DIVIDENDS, CAPITAL GAINS AND DEDUCTION OF APPLICABLE SALES CHARGE (INCLUDING THE CONTINGENT DEFERRED SALES CHARGE APPROPRIATE TO EACH PERIOD), OPERATING EXPENSES AND FEES. ALL PERFORMANCE SHOWN FOR EACH SHARE CLASS PRIOR TO EACH RESPECTIVE INCEPTION DATE IS BASED ON THE PERFORMANCE OF CLASS I SHARES, ADJUSTED TO REFLECT EACH SHARE CLASS'S FEES, EXPENSES AND MAXIMUM SALES CHARGES.

THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A SHARES IS 4.75%. CLASS B SHARES HAVE A MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00%. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.ARMADAFUNDS.COM.

Asset allocation cannot guarantee against a profit or prevent a loss. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates. International investments are subject to special risks not ordinarily associated with domestic investments, including currency fluctuations, economic and political change and differing accounting standards that may adversely affect portfolio securities. Investments in small and mid capitalization companies present greater risk of loss than investments in large companies. Although Armada seeks to preserve the value of the Money Market Fund at $1.00 per share, it is possible to lose money by investing in the Money Market Fund.

* The S&P 500 Index, a widely-used, unmanaged index of 500 common stocks, is not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

** The Lehman U.S. Aggregate Bond Index, an unmanaged market value weighted index of fixed income securities, is not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

*** The Balanced Allocation Hybrid Index is a blend of 60% of the S&P 500 Index and 40% of the Lehman U.S. Aggregate Bond Index, as calculated by the Advisor, and is not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

1 This graph provides a hypothetical $10,000 investment in the Fund since its date of inception. The graph shows performance of Class I and Class B Shares only. The performance of Class A and Class C Shares may be greater or less than that shown in the graph based on the differences in sales charges and fees paid by the shareholders investing in those classes. Returns shown on the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

ASSET ALLOCATION FUNDS
MAY 31, 2004

ARMADA CONSERVATIVE ALLOCATION FUND


[CHART OMITTED]
EDGAR REPRESENTATION OF DATA IS AS FOLLOWS:

GROWTH OF A $10,000 INVESTMENT 1
(since Fund's inception)

                 Armada          Armada
                 Conservative    Conservative
                 Allocation      Allocation                      Lehman U.S.     Conservative
                 Fund (Class I   Fund (Class B   S&P 500         Aggregate Bond  Allocation
                 Shares)         Shares)         Index*          Index**         Hybrid Index***
  3/6/01         $10,000         $10,000         $10,000         $10,000         $10,000
 5/31/01          10,094          10,071          10,162          10,028          10,075
 5/31/02           9,996           9,885           8,756          10,815          10,094
 5/31/03          10,112           9,911           8,050          12,391          10,871
 5/31/04          10,732          10,143           9,524          12,202          11,265

    ARMADA CONSERVATIVE ALLOCATION FUND
    Average Annual Total Returns as of 5/31/04
--------------------------------------------------------------------------
                                                                DATE
                                                  SINCE          OF
                            1 YEAR    3 YEARS   INCEPTION    INCEPTION

Class I Shares               6.13%     2.06%      2.21%       03/06/01
--------------------------------------------------------------------------
Class A Shares               0.86%     0.19%      0.45%       03/06/01
--------------------------------------------------------------------------
Class B Shares               0.36%    (0.10)%     0.44%       07/13/01
--------------------------------------------------------------------------
Class C Shares               4.32%     1.24%      1.38%       05/23/01
--------------------------------------------------------------------------

TOTAL RETURNS REFLECT REINVESTMENT OF DIVIDENDS, CAPITAL GAINS AND DEDUCTION OF APPLICABLE SALES CHARGE (INCLUDING THE CONTINGENT DEFERRED SALES CHARGE APPROPRIATE TO EACH PERIOD), OPERATING EXPENSES AND FEES. RETURNS ALSO REFLECT A CURRENT VOLUNTARY FEE WAIVER OF 0.25%. WITHOUT SUCH A FEE WAIVER, PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER. ALL PERFORMANCE SHOWN FOR EACH SHARE CLASS PRIOR TO EACH RESPECTIVE INCEPTION DATE IS BASED ON THE PERFORMANCE OF CLASS I SHARES, ADJUSTED TO REFLECT EACH SHARE CLASS'S FEES, EXPENSES AND MAXIMUM SALES CHARGES. BECAUSE THE CONSERVATIVE ALLOCATION FUND INVESTS IN OTHER ARMADA MUTUAL FUNDS, YOUR INVESTMENT IN THE CONSERVATIVE ALLOCATION FUND IS DIRECTLY SUBJECT TO THE OPERATING EXPENSES OF THOSE UNDERLYING MUTUAL FUNDS. ACCORDINGLY, THE TOTAL OPERATING EXPENSES FOR THE FUNDS WITHOUT FEE WAIVERS RANGES FROM 0.53% TO 1.41%. SUCH EXPENSES WITH WAIVERS RANGE FROM 0.43% TO 1.41% FOR CLASS I SHARES OF THE UNDERLYING ARMADA MUTUAL FUNDS, WHICH IS THE ONLY CLASS OF SHARES THAT THE CONSERVATIVE ALLOCATION FUND INVESTS IN.

THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A SHARES IS 4.75%. CLASS B SHARES HAVE A MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00%. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.ARMADAFUNDS.COM.

Asset allocation cannot guarantee against a profit or prevent a loss. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates. International investments are subject to special risks not ordinarily associated with domestic investments, including currency fluctuations, economic and political change and differing accounting standards that may adversely affect portfolio securities. Investments in small and mid capitalization companies present greater risk of loss than investments in large companies. The Funds' adviser may be subject to conflicts of interest in allocating Fund assets among the various underlying Armada Funds. Although Armada seeks to preserve the value of the Money Market Fund at $1.00 per share, it is possible to lose money by investing in the Money Market Fund.

The Fund is a fund that invests only in other Armada mutual funds ("Underlying Funds"). As a result, the Fund's performance is directly affected by the performance of the Underlying Funds. See the Overviews of the Underlying Funds (International, Large Cap Growth, Large Cap Value, Small Cap Growth, Small Cap Value, Bond and Intermediate Bond) for discussions of the factors that affected their performance during the last fiscal year.

* The S&P 500 Index, a widely-used, unmanaged index of 500 common stocks, is not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

** The Lehman U.S. Aggregate Bond Index, an unmanaged market value weighted index of fixed income securities, is not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

*** The Conservative Allocation Hybrid Index is a blend of 65% of the Lehman
    U.S. Aggregate Bond Index and 35% of the S&P 500 Index, as calculated by the Advisor, and is not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

1 This graph provides a hypothetical $10,000 investment in the Fund since its date of inception. The graph shows performance of Class I and Class B Shares only. The performance of Class A and Class C Shares may be greater or less than that shown in the graph based on the differences in sales charges and fees paid by the shareholders investing in those classes. Returns shown on the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

                                                       ARMADA BOND FUND OVERVIEW
                                                              FIXED INCOME FUNDS
                                                                    MAY 31, 2004

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ending May 31, 2004, the Armada Bond Fund posted a total return of -6.34% for Class B investors and -0.62% for Class I investors. In comparison, the Lehman U.S. Aggregate Bond Index* returned -0.44%.

FACTORS AFFECTING PERFORMANCE

Although the Federal Reserve Board held the line on short-term interest rates during the fiscal year, intermediate-term and long-term interest rates generally rose, negatively impacting all bonds to some extent, particularly U.S. Treasury securities. However, since the Fund includes a large proportion of corporate bonds and mortgage-backed securities, the impact of rising interest rates was somewhat diminished.

Aside from interest rates, other factors impact corporate bond and mortgage bond prices. Corporate bonds generally benefited from an improving economy and stronger corporate profits. Investors in mortgages benefited from reduced home loan refinancings, thereby enabling them to continue to earn high yields. In addition, corporates and mortgages offered higher coupon income payments than U.S. Treasury securities, which further insulated investors from adverse interest-rate movements.

Therefore, the Fund's performance generally benefited to the extent that we owned corporate bonds and mortgage-backed securities. However, our view that short-term interest rates would rise was not rewarded until the very end of the reporting period. Earlier in the year, we expected short-term interest rates to rise in response to a strengthening economy. However, the Federal Reserve Board didn't raise the federal funds rate above 1%. As a result, our investment strategy to focus on short-term maturities, in which we can quickly reinvest to take advantage of rising short-term interest rates, did not prove fruitful until very recently.

CURRENT STRATEGY AND OUTLOOK

As the economy continues to strengthen and inflation fears emerge, the Federal Reserve Board has moved beyond a warning to taking action on interest rates. As a result, we believe that short-term rates will rise at a steeper clip than longer-term interest rates, "flattening the yield curve" as we say in industry jargon. As a result, our strategy is to invest in the shorter maturity bonds so that we can quickly reinvest when rates rise; and to remain invested in very long-term bonds where interest rate risk is not as great.


[CHART OMITTED]
EDGAR REPRESENTATION OF DATA IS AS FOLLOWS:

GROWTH OF A $10,000 INVESTMENT 1
(since Fund's inception)

                 Armada Bond     Armada Bond     Lehman U.S.
                 Fund (Class I   Fund (Class B   Aggregate Bond
                 Shares)         Shares          Index*
10/31/88         $10,000         $10,000         $10,000
 5/31/89          10,418          10,361          10,480
 5/31/90          11,199          11,033          11,463
 5/31/91          12,415          12,115          12,900
 5/31/92          13,828          13,368          14,504
 5/31/93          15,411          14,758          16,144
 5/31/94          15,491          14,776          16,258
 5/31/95          17,155          16,203          18,125
 5/31/96          17,841          16,703          18,920
 5/31/97          19,296          17,879          20,493
 5/31/98          21,311          19,536          22,730
 5/31/99          21,880          19,857          23,719
 5/31/00          21,960          19,749          24,219
 5/31/01          24,265          21,617          27,396
 5/31/02          26,061          23,049          29,615
 5/31/03          28,859          25,485          33,044
 5/31/04          28,679          25,241          32,898


    ARMADA BOND FUND
    Average Annual Total Returns as of 5/31/04
--------------------------------------------------------------------------------
                                                                       DATE
                                                           SINCE        OF
                   1 YEAR   3 YEARS   5 YEARS  10 YEARS  INCEPTION   INCEPTION

Class I Shares     (0.62)%    5.73%    5.56%     6.35%     7.00%     10/31/88
--------------------------------------------------------------------------------
Class A Shares     (5.39)%    3.86%    4.34%     5.56%     6.48%     10/31/88
--------------------------------------------------------------------------------
Class B Shares     (6.34)%    3.50%    4.24%     5.48%     6.12%     02/04/94
--------------------------------------------------------------------------------
Class C Shares     (2.52)%    4.73%    4.55%     5.34%     5.98%     06/12/00
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION BEFORE JUNE 9, 2000, REPRESENTS THE PERFORMANCE OF THE PARKSTONE BOND FUND, WHICH WAS REORGANIZED INTO THE ARMADA BOND FUND ON THAT DATE. TOTAL RETURNS REFLECT REINVESTMENT OF DIVIDENDS, CAPITAL GAINS AND DEDUCTION OF APPLICABLE SALES CHARGE (INCLUDING THE CONTINGENT DEFERRED SALES CHARGE APPROPRIATE TO EACH PERIOD), OPERATING EXPENSES AND FEES. ALL PERFORMANCE SHOWN FOR EACH SHARE CLASS PRIOR TO EACH RESPECTIVE INCEPTION DATE IS BASED ON THE PERFORMANCE OF CLASS I SHARES, ADJUSTED TO REFLECT EACH SHARE CLASS'S FEES, EXPENSES AND MAXIMUM SALES CHARGES.

THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A SHARES IS 4.50%. CLASS B SHARES HAVE A MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00%. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS. AFTER 8 YEARS, YOUR B SHARES ARE CONVERTED TO CLASS A SHARES WHICH HAVE LOWER ONGOING EXPENSES. THERE IS NO CONVERSION FEATURE FOR CLASS C SHARES.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.ARMADAFUNDS.COM.

Guarantees by the U.S. government, its agencies, or instrumentalities relate only to the payment of principal on interest of the portfolio securities and not the shares of the Fund. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. Although U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

* The Lehman U.S. Aggregate Bond Index, an unmanaged, market value weighted index of fixed income securities, is not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

1 This graph provides a hypothetical $10,000 investment in the Fund since its date of inception. The graph shows performance of Class I and Class B Shares only. The performance of Class A and Class C Shares may be greater or less than that shown in the graph based on the differences in sales charges and fees paid by the shareholders investing in those classes. Returns shown on the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

ARMADA GOVERNMENT MORTGAGE FUND OVERVIEW
FIXED INCOME FUNDS
MAY 31, 2004

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ending May 31, 2004, the Armada Government Mortgage Fund posted a total return of -5.14% for Class B investors and 0.63% for Class I investors. In comparison, the Lehman Mortgage-Backed Securities Index* returned 1.50%.

FACTORS AFFECTING PERFORMANCE

Like virtually all types of fixed-income securities, mortgages are adversely impacted by rising interest rates. During 2004, intermediate-term and long-term interest rates rose as investors were compensated for inflation concerns that are inevitable in a rebounding economy.

However, mortgages have some special properties that insulate them to some extent from a rising interest rate environment. For one thing, mortgages typically pay much higher income to investors than U.S. Treasury securities. This additional income is compensation for the risk that the investor takes that the borrower, typically a homeowner, will refinance the mortgage if interest rates decline. That is, the homeowner has the right to prepay the loan and refinance at a lower rate, leaving the investor with a lower-than-expected return. True, there were periods during the fiscal period in which interest rates were dropping. However, on balance, rates increased, diminishing the likelihood of prepayments. In fact, when interest rates rise significantly, investors suffer "extension" risk, which means that the average mortgage in the portfolio is likely to mature at a later date than expected, extending the life of the bond with a fixed payment, thus reducing its value. Managing prepayment risks and extension risks require professional management.

CURRENT STRATEGY AND OUTLOOK

Our view is that short-term interest rates are likely to rise further during the next 12 months, while long-term rates, having already moved up, are likely to remain relatively stable. As a result, our strategy is to keep the Fund's average maturity slightly lower than the index. In a period of rising interest rates, bond portfolios with shorter maturities tend to outperform because the Fund's can be reinvested more quickly at higher yields.

Our "barbell" strategy invests in short-term securities that can be reinvested quickly as well as long-term securities that pay higher income but are not as likely to suffer significant capital losses.

[CHART OMITTED]
EDGAR REPRESENTATION OF DATA IS AS FOLLOWS:

GROWTH OF A $10,000 INVESTMENT 1
(since Fund's inception)

                 Armada
                 Government      Armada             Lehman
                 Mortgage Fund   Government         Mortgage-Backed
                 (Class I        Mortgage Fund      Securities
                 Shares)         (Class B Shares    Index*
11/12/92         $10,000         $10,000            $10,000
 5/31/93          10,535          10,381             10,576
 5/31/94          10,641          10,476             10,567
 5/31/95          11,513          11,228             11,760
 5/31/96          12,190          11,777             12,350
 5/31/97          13,040          12,486             13,501
 5/31/98          14,194          13,447             14,807
 5/31/99          14,865          13,953             15,529
 5/31/00          15,201          14,106             15,913
 5/31/01          17,017          15,643             18,048
 5/31/02          18,368          16,764             19,550
 5/31/03          19,497          17,751             20,804
 5/31/04          19,621          17,820             21,116


    ARMADA GOVERNMENT MORTGAGE FUND
    Average Annual Total Returns as of 5/31/04
--------------------------------------------------------------------------------
                                                                       DATE
                                                           SINCE        OF
                   1 YEAR   3 YEARS   5 YEARS  10 YEARS  INCEPTION   INCEPTION

Class I Shares      0.63%    4.86%     5.71%     6.31%     6.01%     11/12/92
--------------------------------------------------------------------------------
Class A Shares     (4.12)%   3.02%     4.47%     5.57%     5.36%     11/12/92
--------------------------------------------------------------------------------
Class B Shares     (5.14)%   2.62%     4.33%     5.43%     5.13%     02/04/94
--------------------------------------------------------------------------------
Class C Shares     (1.18)%   3.91%     4.81%     5.36%     5.05%     06/21/00
--------------------------------------------------------------------------------
Class R Shares     (0.87)%   4.21%     5.08%     5.71%     5.41%     07/31/03
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION PRIOR TO JUNE 10, 2000 REPRESENTS THE PERFORMANCE OF THE PARKSTONE U.S. GOVERNMENT INCOME FUND, WHICH WAS REORGANIZED INTO THE ARMADA GOVERNMENT MORTGAGE FUND ON THAT DATE. TOTAL RETURNS REFLECT REINVESTMENT OF DIVIDENDS, CAPITAL GAINS AND DEDUCTION OF APPLICABLE SALES CHARGE (INCLUDING THE CONTINGENT DEFERRED SALES CHARGE APPROPRIATE TO EACH PERIOD), OPERATING EXPENSES AND FEES. RETURNS ALSO REFLECT A CURRENT VOLUNTARY FEE WAIVER OF 0.15%. WITHOUT SUCH A FEE WAIVER, PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER. ALL PERFORMANCE SHOWN FOR EACH SHARE CLASS PRIOR TO EACH RESPECTIVE INCEPTION DATE IS BASED ON THE PERFORMANCE OF CLASS I SHARES, ADJUSTED TO REFLECT EACH SHARE CLASS'S FEES, EXPENSES AND MAXIMUM SALES CHARGES.

THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A SHARES IS 4.50%. CLASS B SHARES HAVE A MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00%. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS. CLASS R SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 0.75% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD LESS THAN 18 MONTHS. AFTER 8 YEARS, YOUR CLASS B SHARES ARE CONVERTED TO CLASS A SHARES WHICH HAVE LOWER ONGOING EXPENSES. THERE IS NO CONVERSION FEATURE FOR CLASS C SHARES AND CLASS R SHARES.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.ARMADAFUNDS.COM.

Guarantees by the U.S. government, its agencies, or instrumentalities relate only to the payment of principal on interest of the portfolio securities and not the shares of the Fund. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. Although U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury. Obligations issued by other agencies (such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Association and the Federal Home Loan Bank) are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. No assurance can be given that the U.S. government will provide financial support to these agencies.

* The Lehman Mortgage-Backed Securities Index, a widely-used unmanaged index of mortgage-backed securities, is not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

1 This graph provides a hypothetical $10,000 investment in the Fund since its date of inception. The graph shows performance of Class I and Class B Shares only. The performance of Class A, C and R Shares may be greater or less than that shown in the graph based on the differences in sales charges and fees paid by the shareholders investing in those classes. Returns shown on the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

ARMADA INTERMEDIATE BOND FUND OVERVIEW
FIXED INCOME FUNDS
MAY 31, 2004

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ending May 31, 2004, the Armada Intermediate Bond Fund posted a total return of -6.01% for Class B investors and -0.26% for Class I investors. In comparison, the Lehman Intermediate U.S. Government/Credit Index* returned -1.52%.

FACTORS AFFECTING PERFORMANCE

Intermediate-term interest rates rose significantly during the fiscal year, with yields on ten-year U.S. Treasury notes rising 1.28 percentage points from 3.37% to 4.65%. Since roughly 25% of the Fund is invested in Treasury securities, an interest rate rise of this magnitude had a significant negative impact on the Fund's overall performance.

On the other hand, corporate bonds make up about 35% of the portfolio, and this asset class performed better than U.S. Treasury securities. As the economy improved and corporate profits grew, corporate bonds fought the headwinds of rising interest rates. In addition, the Fund's holdings in mortgage-backed securities benefited performance relative to the index, which does not include mortgages. A mortgage-backed bond is less vulnerable to prepayment risk in a period of rising interest rates, which means investors are able to enjoy higher income for a longer period of time. All of the Fund's mortgage-backed securities are government agency issues, such as Ginnie Mae Fannie Mae and Freddie Mac bonds, which have lower credit risk compared to some other securities.

The fact that the Federal Reserve Board kept short-term interest rates very low during the fiscal year was not helpful to us. The reason: we invested in short-term securities hoping that rising rates would allow us to quickly reinvest in higher yields. However, short-term rates remained flat during most of the period, except for the end when the Fed pronounced that short-term interest rates would rise later in 2004.

CURRENT STRATEGY AND OUTLOOK

As the economy heats up in 2004, and with interest rates rising across the board more pressure on all bonds. In such a period, it is desirable to own securities that offer higher-coupon income because such bonds decline less in a rising rate environment. In addition, we will try to minimize the Fund's sensitivity to rising interest rates by keeping the portfolio's maturity shorter than average.


[CHART OMITTED]
EDGAR REPRESENTATION OF DATA IS AS FOLLOWS:

GROWTH OF A $10,000 INVESTMENT 1
(since Fund's inception)

                 Armada          Armada              Lehman
                 Intermediate    Intermediate        Intermediate
                 Bond Fund       Bond Fund           U.S. Government/Credit
                 (Class I        (Class B Shares)    Index*
                 Shares)
12/20/89         $10,000         $10,000             $10,000
 5/31/90          10,097          10,054              10,079
 5/31/91          11,325          11,172              11,301
 5/31/92          12,744          12,454              12,701
 5/31/93          14,178          13,725              14,258
 5/31/94          14,175          13,594              14,403
 5/31/95          15,529          14,752              16,074
 5/31/96          16,117          15,166              16,734
 5/31/97          17,186          16,020              18,055
 5/31/98          18,576          17,148              20,128
 5/31/99          19,316          17,633              20,947
 5/31/00          19,605          17,746              21,347
 5/31/01          21,597          19,344              24,092
 5/31/02          23,119          20,510              25,983
 5/31/03          25,662          22,549              29,768
 5/31/04          25,595          22,280              29,316


    ARMADA INTERMEDIATE BOND FUND
    Average Annual Total Returns as of 5/31/04
--------------------------------------------------------------------------------
                                                                       DATE
                                                           SINCE        OF
                   1 YEAR   3 YEARS   5 YEARS  10 YEARS  INCEPTION   INCEPTION

Class I Shares     (0.26)%   5.82%     5.79%     6.09%     6.72%     12/20/89
--------------------------------------------------------------------------------
Class A Shares     (5.04)%   3.93%     4.54%     5.28%     6.07%     04/15/91
--------------------------------------------------------------------------------
Class B Shares     (6.01)%   3.59%     4.46%     5.06%     5.70%     01/06/98
--------------------------------------------------------------------------------
Class C Shares     (2.16)%   4.82%     4.83%     5.11%     5.73%     05/30/00
--------------------------------------------------------------------------------

TOTAL RETURNS REFLECT REINVESTMENT OF DIVIDENDS, CAPITAL GAINS AND DEDUCTION OF APPLICABLE SALES CHARGE (INCLUDING THE CONTINGENT DEFERRED SALES CHARGE APPROPRIATE TO EACH PERIOD), OPERATING EXPENSES AND FEES. RETURNS ALSO REFLECT A CURRENT VOLUNTARY FEE WAIVER OF 0.15%. WITHOUT SUCH A FEE WAIVER, PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER. ALL PERFORMANCE SHOWN FOR EACH SHARE CLASS PRIOR TO EACH RESPECTIVE INCEPTION DATE IS BASED ON THE PERFORMANCE OF CLASS I SHARES, ADJUSTED TO REFLECT EACH SHARE CLASS'S FEES, EXPENSES AND MAXIMUM SALES CHARGES.

THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A SHARES IS 4.50%. CLASS B SHARES HAVE A MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00%. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS. AFTER 8 YEARS, YOUR CLASS B SHARES ARE CONVERTED TO CLASS A SHARES WHICH HAVE LOWER ONGOING EXPENSES. THERE IS NO CONVERSION FEATURE FOR CLASS C SHARES.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.ARMADAFUNDS.COM.

Guarantees by the U.S. government, its agencies, or instrumentalities relate only to the payment of principal on interest of the portfolio securities and not the shares of the Fund. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. Although U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

International investments are subject to special risks not ordinarily associated with domestic investments, including currency fluctuations, economic and political change and differing accounting standards that may adversely affect portfolio securities. The value of debt securities may be affected by the ability of issuers to make principal and interest payments.

* The Lehman Intermediate U.S. Government/Credit Index, an unmanaged index representative of intermediate term bonds, is not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

1 This graph provides a hypothetical $10,000 investment in the Fund since its date of inception. The graph shows performance of Class I and Class B Shares only. The performance of Class A and Class C Shares may be greater or less than that shown in the graph based on the differences in sales charges and fees paid by the shareholders investing in those classes. Returns shown on the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

                                      ARMADA LIMITED MATURITY BOND FUND OVERVIEW
                                                              FIXED INCOME FUNDS
                                                                    MAY 31, 2004

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ending May 31, 2004, the Armada Limited Maturity Bond Fund posted a total return of -5.29% for Class B investors and 0.45% for Class I investors. In comparison, the Merrill Lynch 1-3 Year U.S. Corporate/Government Index* returned 0.95%.

FACTORS AFFECTING PERFORMANCE

Because the Limited Maturity Bond Fund invests primarily in securities maturing between one and three years, total returns were constrained for much of the period by very low yields on such securities. In addition, total returns on bonds of virtually all maturities, particularly U.S. Treasury securities, declined as bond prices fell towards the end of the fiscal year. Corporate bonds staved off some of that price erosion as the scandals of 2002 receded into the background, the economy improved and corporate profits strengthened. In addition to its investment in corporate bonds, the Fund was able to enhance yields by investing a majority of its assets in asset-backed securities and mortgage-backed securities, which offer significantly higher yields than U.S. Treasury notes. Neither asset-backs nor mortgages are included in the Merrill Lynch index.

Partly because we know that investors in this Fund are interested in safety and liquidity rather than risk, we continued to emphasize high quality securities in each sector. Mortgage-backed securities were entirely government agency issues. Asset-backed securities were all AAA-rated. Some corporate bonds were rated AA, A or BBB, primarily because lower-quality investment-grade corporate bonds significantly outperformed higher-quality corporates during the fiscal period. We believe that the higher income available on lower-quality corporates justifies their slight credit risk, which is reduced due to their short maturities.

CURRENT STRATEGY AND OUTLOOK

As of this writing, interest rates have begun to rise and the Federal Reserve Board has clearly telegraphed its intention to offset inflation fears with hikes in the federal funds rate. The only question is whether the increases will be modest or aggressive. Investors in short-term securities have an advantage in a rising interest-rate environment in that these securities mature quickly and the Fund's can be reinvested at higher yields. Although we continue to search for yield, we will continue to emphasize a broadly diversified, high-quality portfolio in the year ahead.


[CHART OMITTED]
EDGAR REPRESENTATION OF DATA IS AS FOLLOWS:

GROWTH OF A $10,000 INVESTMENT 1
(since Fund's inception)

                 Armada Limited     Armada Limited     Merrill Lynch
                 Maturity Bond      Maturity Bond      1-3 Year U.S.
                 Fund (Class I      Fund (Class B      Corporate/Government
                 Shares)            Shares             Index*
  7/7/94         $10,000            $10,000            $10,000
 5/31/95          10,576             10,486             10,698
 5/31/96          11,141             10,942             11,267
 5/31/97          11,811             11,491             12,020
 5/31/98          12,600             12,144             12,865
 5/31/99          13,247             12,647             13,561
 5/31/00          13,674             12,928             14,116
 5/31/01          14,797             13,853             15,556
 5/31/02          15,698             14,556             16,552
 5/31/03          16,575             15,207             17,582
 5/31/04          16,649             15,147             17,750


    ARMADA LIMITED MATURITY BOND FUND
    Average Annual Total Returns as of 5/31/04
--------------------------------------------------------------------------
                                                                 DATE
                                                    SINCE         OF
                      1 YEAR   3 YEARS   5 YEARS  INCEPTION    INCEPTION

Class I Shares         0.45%    4.01%     4.68%     5.28%       07/07/94
--------------------------------------------------------------------------
Class A Shares        (1.72)%   3.08%     4.12%     4.95%       09/09/94
--------------------------------------------------------------------------
Class B Shares        (5.29)%   1.75%     3.32%     4.28%       08/11/99
--------------------------------------------------------------------------
Class C Shares        (1.38)%   3.06%     3.68%     4.29%       01/27/00
--------------------------------------------------------------------------
Class R Shares        (0.86)%   3.36%     3.92%     4.45%       07/31/03
--------------------------------------------------------------------------

TOTAL RETURNS REFLECT REINVESTMENT OF DIVIDENDS, CAPITAL GAINS AND DEDUCTION OF APPLICABLE SALES CHARGE (INCLUDING THE CONTINGENT DEFERRED SALES CHARGE APPROPRIATE TO EACH PERIOD), OPERATING EXPENSES AND FEES. RETURNS ALSO REFLECT A CURRENT VOLUNTARY FEE WAIVER OF 0.10%. WITHOUT SUCH A FEE WAIVER, PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER. ALL PERFORMANCE SHOWN FOR EACH SHARE CLASS PRIOR TO EACH RESPECTIVE INCEPTION DATE IS BASED ON THE PERFORMANCE OF CLASS I SHARES, ADJUSTED TO REFLECT EACH SHARE CLASS'S FEES, EXPENSES AND MAXIMUM SALES CHARGES.

THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A SHARES IS 2.00%. CLASS B SHARES HAVE A MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00%. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS. CLASS R SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 0.75% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD LESS THAN 18 MONTHS.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.ARMADAFUNDS.COM.

Guarantees by the U.S. government, its agencies, or instrumentalities relate only to the payment of principal on interest of the portfolio securities and not the shares of the Fund. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. Although U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

* The Merrill Lynch 1-3 Year U.S. Corporate/Government Index, a market capitalization weighted index including U.S. Treasury and agency bonds and U.S. investment grade corporate bonds, is an unmanaged index and is not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

1 This graph provides a hypothetical $10,000 investment in the Fund since its date of inception. The graph shows performance of Class I and Class B Shares only. The performance of Class A, C and R Shares may be greater or less than that shown in the graph based on the differences in sales charges and fees paid by the shareholders investing in those classes. Returns shown on the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

ARMADA TOTAL RETURN ADVANTAGE FUND OVERVIEW
FIXED INCOME FUNDS
MAY 31, 2004

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ending May 31, 2004, the Armada Total Return Advantage Fund posted a total return of -6.66% for Class B investors and -1.18% for Class I investors. In comparison, the Lehman U.S. Government/Credit Index* returned -1.52%.

FACTORS AFFECTING PERFORMANCE

The primary reason for the Fund's weak performance was the negative impact of rising intermediate-term and long-term interest rates, particularly in 2004, as investors anticipated actions by the Federal Reserve Board to confront inflation. Funds holding securities with longer maturities tend to suffer more price erosion than shorter maturities in a period of rising interest rates. The Total Return Advantage Fund was able to offset the negative impacts of rising interest rates because of its investments in corporate bonds and mortgage-backed securities which pay higher coupon income than U.S. Treasury securities.

In addition, the Fund's allocation to non-investment grade bonds rated B and BB by Standard & Poor's Corporation was a positive factor in performance during the fiscal year, as a strengthening economy generally lifted the credit quality of these issuers. A few issuers were upgraded from non-investment grade to investment grade by the rating agencies, which boosted bond prices. Similarly, the Fund's investments in investment-grade corporate bonds had a generally positive impact on the Fund.

Finally, the Fund's holdings in mortgage-backed securities generally performed well, since homeowners were less likely to prepay and refinance in a period of rising interest rates.

CURRENT STRATEGY AND OUTLOOK

In our view, corporate bonds and mortgage-backed securities are unlikely to outperform U.S. Treasury securities in the next fiscal period. As a result, we have reduced our overweight in investment-grade corporate bonds to a neutral weighting. We have also reduced our mortgage holdings as well as our non-investment-grade corporates, the latter of which had one of its best periods of performance during 2003-2004.

The Federal Reserve Board is undertaking an effort to slow the economy by raising short-term interest rates. However, market forces have already boosted intermediate- term and long-term rates. Therefore, we do not believe that anticipated Fed actions necessarily mean tough times for bonds in the months ahead.


[CHART OMITTED]
EDGAR REPRESENTATION OF DATA IS AS FOLLOWS:

GROWTH OF A $10,000 INVESTMENT 1
(since Fund's inception)

                 Armada Total
                 Return            Armada Total
                 Advantage Fund    Return              Lehman
                 (Class I          Advantage Fund      U.S. Government/Credit
                 Shares)           (Class B Shares)    Index*
  7/7/94         $10,000           $10,000             $10,000
 5/31/95          11,109            11,015              11,121
 5/31/96          11,576            11,370              11,562
 5/31/97          12,561            12,222              12,438
 5/31/98          13,861            13,360              13,836
 5/31/99          14,352            13,703              14,449
 5/31/00          14,607            13,884              14,876
 5/31/01          16,366            15,437              16,629
 5/31/02          17,637            16,492              17,927
 5/31/03          20,138            18,631              20,345
 5/31/04          19,900            18,256              19,884


    ARMADA TOTAL RETURN ADVANTAGE FUND
    Average Annual Total Returns as of 5/31/04
--------------------------------------------------------------------------
                                                                 DATE
                                                    SINCE         OF
                      1 YEAR   3 YEARS   5 YEARS  INCEPTION    INCEPTION

Class I Shares        (1.18)%    6.73%    6.76%     7.20%      07/07/94
--------------------------------------------------------------------------
Class A Shares        (5.88)%    4.85%    5.54%     6.38%      09/06/94
--------------------------------------------------------------------------
Class B Shares        (6.66)%    4.54%    5.59%     6.27%      09/29/99
--------------------------------------------------------------------------
Class C Shares        (3.04)%    5.72%    5.75%     6.19%      10/03/00
--------------------------------------------------------------------------
Class R Shares        (2.63)%    6.07%    6.13%     6.59%      07/31/03
--------------------------------------------------------------------------

TOTAL RETURNS REFLECT REINVESTMENT OF DIVIDENDS, CAPITAL GAINS AND DEDUCTION OF APPLICABLE SALES CHARGE (INCLUDING THE CONTINGENT DEFERRED SALES CHARGE APPROPRIATE TO EACH PERIOD), OPERATING EXPENSES AND FEES. RETURNS ALSO REFLECT A CURRENT VOLUNTARY FEE WAIVER OF 0.15%. WITHOUT SUCH A FEE WAIVER, PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER. ALL PERFORMANCE SHOWN FOR EACH SHARE CLASS PRIOR TO EACH RESPECTIVE INCEPTION DATE IS BASED ON THE PERFORMANCE OF CLASS I SHARES, ADJUSTED TO REFLECT EACH SHARE CLASS'S FEES, EXPENSES AND MAXIMUM SALES CHARGES.

THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A SHARES IS 4.50%. CLASS B SHARES HAVE A MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00%. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS. CLASS R SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 0.75% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD LESS THAN 18 MONTHS.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.ARMADAFUNDS.COM.

Guarantees by the U.S. government, its agencies, or instrumentalities relate only to the payment of principal on interest of the portfolio securities and not the shares of the Fund. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. Although U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

High yielding, non-investment grade bonds present a greater risk of loss to principal and interest than investment grade securities.

* The Lehman U.S. Government/Credit Index, a widely recognized index of government and corporate debt securities rated investment grade or better, is not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

1 This graph provides a hypothetical $10,000 investment in the Fund since its date of inception. The graph shows performance of Class I and Class B Shares only. The performance of Class A, C and R Shares may be greater or less than that shown in the graph based on the differences in sales charges and fees paid by the shareholders investing in those classes. Returns shown on the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

                                           ARMADA ULTRA SHORT BOND FUND OVERVIEW
                                                              FIXED INCOME FUNDS
                                                                    MAY 31, 2004

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ending May 31, 2004, the Armada Ultra Short Bond Fund posted a total return of -0.41% for Class A investors and 0.93% for Class I investors. In comparison, the Merrill Lynch 1 Year U.S. Treasury Index** returned 0.95% while the Merrill Lynch 1-3 Year U.S. Corporate/Government Index* returned 0.95%.

FACTORS AFFECTING PERFORMANCE

The Ultra Short Bond Fund is compared with two benchmarks partly because it shares characteristics of both. Its typical maturity is closer to the Merrill Lynch 1 Year U.S. Treasury Index while its asset allocation is somewhat more similar to the Merrill Lynch 1-3 Year U.S. Corporate/Government Index. Having a short maturity and a blend of assets was advantageous during the preceding fiscal year.

The Fund's maturity was quite short to protect against rising interest rates, which became a clear trend during 2004. At the same time, the Fund's ownership of AAA-rate asset backed securities, mortgages and high quality corporates allowed the portfolio to provide a higher yield than if it were just invested in Treasury securities.

CURRENT STRATEGY AND OUTLOOK

In 2003, a combination of very low interest rates and tax cuts for individuals as well as businesses provided fuel for the economy. However, in 2004, those tailwinds will turn into headwinds, as further tax cuts are unlikely and interest rates on the way up. With oil at $40 per barrel and the economy improving, the Federal Reserve Board is more concerned about inflation than it has been in several years, which is why it is in the process of raising short-term interest rates. As a result, we believe that the best strategy is to own securities with the shortest maturities because the proceeds can be reinvested quickly at higher rates.

Although corporate securities have appreciated significantly in recent months, we believe that the recovering worldwide economy will continue to make corporations more profitable. Therefore, we will continue to own corporate paper with short maturities to minimize interest-rate risk and credit risk. A rising interest-rate environment is also positive for short-term mortgages, which are less susceptible to refinancings.


[CHART OMITTED]
EDGAR REPRESENTATION OF DATA IS AS FOLLOWS:

GROWTH OF A $10,000 INVESTMENT 1
(since Fund's inception)

            Armada Ultra    Armada Ultra    Merrill Lynch          Merrill Lynch
            Short Bond      Short Bond      1-3 Year U.S.          1 Year
            Fund (Class I   Fund (Class A   Corporate/Government   Treasury
            Shares)         Shares)         Index*                 Index**
12/2/02     $10,000         $9,900          $10,000                $10,000
5/31/03      10,167         10,055           10,279                 10,106
5/31/04      10,262         10,114           10,377                 10,202


    ARMADA ULTRA SHORT BOND FUND
    Average Annual Total Returns as of 5/31/04
--------------------------------------------------------------------------------
                                                                       DATE
                                                      SINCE             OF
                                      1 YEAR        INCEPTION       INCEPTION

Class I Shares                         0.93%          1.75%          12/02/02
--------------------------------------------------------------------------------
Class A Shares                        (0.41)%         0.76%          01/06/03
--------------------------------------------------------------------------------

TOTAL RETURNS REFLECT REINVESTMENT OF DIVIDENDS, CAPITAL GAINS AND DEDUCTION OF APPLICABLE SALES CHARGE (INCLUDING THE CONTINGENT DEFERRED SALES CHARGE APPROPRIATE TO EACH PERIOD), OPERATING EXPENSES AND FEES. RETURNS ALSO REFLECT A CURRENT VOLUNTARY FEE WAIVER OF 0.20%. WITHOUT SUCH A FEE WAIVER, PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER. PERFORMANCE SHOWN FOR THIS INCEPTION DATE IS BASED ON THE PERFORMANCE OF CLASS I SHARES, ADJUSTED TO REFLECT CLASS A SHARE'S FEES, EXPENSES AND MAXIMUM SALES CHARGES.

THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A SHARES IS 1.00%.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.ARMADAFUNDS.COM.

Guarantees by the U.S. government, its agencies, or instrumentalities relate only to the payment of principal on interest of the portfolio securities and not the shares of the Fund. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. Although U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates. High yielding, non-investment grade bonds present a greater risk of loss to principal and interest than investment grade securities. The value of debt securities may be affected by the ability of issuers to make principal and interest payments.

* The Merrill Lynch 1-3 Year U.S. Corporate/Government Index, a market capitalization weighted index including U.S. Treasury and agency bonds and U.S. investment grade corporate bonds, is an unmanaged index not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

** The Merrill Lynch 1 Year U.S. Treasury Index, a market capitalization weighted index including U.S. Treasuries, is an unmanaged index not available for direct investment.

1 This graph provides a hypothetical $10,000 investment in the Fund since its date of inception. Returns shown on the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

OVERVIEW
TAX FREE BOND FUNDS
MAY 31, 2004

COMMENTS FROM THE
PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ending May 31, 2004, the total returns for our municipal bond funds were as follows:

o Armada Intermediate Tax Exempt Bond Fund posted a total return of -6.32% for Class B investors and -0.70% for Class I investors.

o Armada Michigan Intermediate Municipal Bond Fund posted a total return of -6.15% for Class B investors and -0.44% for Class I investors.

o Armada Ohio Tax Exempt Bond Fund posted a total return of -6.41% for Class B investors and -0.75% for Class I investors.

o Armada Pennsylvania Intermediate Municipal Bond Fund posted a total return of -2.97% for Class C investors and -1.18% for Class I investors.
In comparison, the Lehman 7 Year Municipal Bond Index* returned -0.32%.

FACTORS AFFECTING PERFORMANCE

The Funds performed well from an after-tax income perspective, which is their primary objective as stated in the prospectus. This was accomplished by emphasizing bonds that offered higher-than-average coupon income. The funds slightly lagged the benchmark index from a total return perspective because their average maturities are shorter than that of the benchmark. For total return, a shorter-than-average maturity is not advantageous in a declining interest-rate environment since those bond prices are not as sensitive to changes in interest rates.

During the fiscal year, a number of municipalities saw their credit ratings downgraded including the city of Pittsburgh, Pennsylvania due to budget deficits and the states of Ohio and Michigan due to a lack of profitability in the manufacturing sector of the economy. Our strategy was to focus on high-quality general obligation bonds that are backed by a taxing authority as well as essential service revenue bonds such as water and sewer projects. This strategy helped avoid price erosion due to credit concerns.

CURRENT STRATEGY AND OUTLOOK

As the new fiscal year began, the difference between yields on long-term and short-term securities was unusually high. With the Federal Reserve Board poised to begin raising short-term interest rates, this gap will likely shrink as the year progresses. Our strategy will continue to focus on purchasing premium bonds with higher coupon income, because these bonds tend to be less volatile and hold their value in a rising interest-rate environment. In addition, we will use a "barbell" strategy in which we purchase bonds at the long (12-15 years) and short (under 2 years) ends of the maturity spectrum. The reason: long-term rates are not expected to rise as quickly as short-term rates. Bonds that mature quickly can be reinvested at higher yields, and bonds that have long maturities pay higher income and are not likely to suffer as much price erosion.


ARMADA INTERMEDIATE TAX EXEMPT BOND FUND

[CHART OMITTED]
EDGAR REPRESENTATION OF DATA IS AS FOLLOWS:

GROWTH OF A $10,000 INVESTMENT 1
(since Fund's inception)

                 Armada          Armada
                 Intermediate    Intermediate    Lehman
                 Tax Exempt      Tax Exempt      7 Year
                 Fund (Class I   Fund (Class B   Municipal Bond
                 Shares)         Shares)         Index*
 5/31/94         $10,000         $10,000         $10,000
 5/31/95          10,816          10,714          10,813
 5/31/96          10,766          10,564          11,314
 5/31/97          11,346          11,028          12,087
 5/31/98          12,218          11,765          13,062
 5/31/99          12,716          12,153          13,679
 5/31/00          12,685          12,026          13,712
 5/31/01          13,963          13,119          15,230
 5/31/02          14,782          13,764          16,208
 5/31/03          16,031          14,787          17,935
 5/31/04          15,919          14,558          17,877


    ARMADA INTERMEDIATE TAX EXEMPT BOND FUND
    Average Annual Total Returns as of 5/31/04
--------------------------------------------------------------------------------
                                                                       DATE
                                                           SINCE        OF
                   1 YEAR   3 YEARS   5 YEARS  10 YEARS  INCEPTION   INCEPTION

Class I Shares     (0.70)%   4.47%     4.60%     4.76%     6.43%     04/09/98
--------------------------------------------------------------------------------
Class A Shares     (3.82)%   3.17%     3.83%     4.33%     6.16%     06/22/98
--------------------------------------------------------------------------------
Class B Shares     (6.32)%   2.27%     3.33%     3.83%     5.45%     01/28/99
--------------------------------------------------------------------------------
Class C Shares     (2.60)%   3.45%     3.32%     3.63%     5.35%     02/24/00
--------------------------------------------------------------------------------

PERFORMANCE OF THE INTERMEDIATE TAX EXEMPT BOND FUND FOR THE PERIOD PRIOR TO ITS INCEPTION ON 4/9/98 IS THAT OF A PREDECESSOR COMMON TRUST FUND, WHICH IS SEPARATE AND DISTINCT FROM THE FUND AND DOES NOT REPRESENT PAST PERFORMANCE OF THE FUND. THE COMMON TRUST WAS NOT REGISTERED UNDER THE 1940 ACT AND THEREFORE NOT SUBJECT TO INVESTMENT RESTRICTIONS THAT MAY HAVE ADVERSELY AFFECTED PERFORMANCE. TOTAL RETURNS REFLECT REINVESTMENT OF DIVIDENDS, CAPITAL GAINS AND DEDUCTION OF APPLICABLE SALES CHARGE (INCLUDING THE CONTINGENT DEFERRED SALES CHARGE APPROPRIATE TO EACH PERIOD), OPERATING EXPENSES AND FEES. RETURNS ALSO REFLECT A CURRENT VOLUNTARY FEE WAIVER OF 0.15%. WITHOUT SUCH A FEE WAIVER, PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER. ALL PERFORMANCE SHOWN FOR EACH SHARE CLASS PRIOR TO EACH RESPECTIVE INCEPTION DATE IS BASED ON THE PERFORMANCE OF CLASS I SHARES, ADJUSTED TO REFLECT EACH SHARE CLASS'S FEES, EXPENSES AND MAXIMUM SALES CHARGES.

THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A SHARES IS 3.00%. CLASS B SHARES HAVE A MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00%. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS. AFTER 8 YEARS, YOUR CLASS B SHARES ARE CONVERTED TO CLASS A SHARES WHICH HAVE LOWER ONGOING EXPENSES. THERE IS NO CONVERSATION FEATURE FOR CLASS C SHARES.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.ARMADAFUNDS.COM.

Guarantees, if any, by the municipal issurers, U.S. government, its agencies, or instrumentalities relate only to the payment of principal on interest of the portfolio securities and not the shares of the Fund. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates. For some investors, income may be subject to the federal alternative minimum tax (AMT) and/or to state or local taxes. Capital gains are subject to federal, state and local taxes. Economic or political changes may impact the ability of municipal issuers to repay principal and interest payments on securities of the Fund, which may adversely impact the Fund's shares.

* The Lehman 7 Year Municipal Bond Index, an unmanaged broad based total return index of investment grade, fixed rate bonds with maturies of 7-8 years, is not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

1 This graph provides a hypothetical $10,000 investment in the Fund since its date of inception. The graph shows performance of Class I and Class B Shares only. The performance of Class A and Class C Shares may be greater or less than that shown in the graph based on the differences in sales charges and fees paid by the shareholders investing in those classes. Returns shown on the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

ARMADA MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND

[CHART OMITTED]
EDGAR REPRESENTATION OF DATA IS AS FOLLOWS:

GROWTH OF A $10,000 INVESTMENT 1
(since Fund's inception)

                 Armada             Armada
                 Michigan           Michigan           Lehman
                 Municipal Bond     Municipal Bond     7 Year
                 Fund (Class I      Fund (Class B      Municipal
                 Shares)            Shares)            Bond Index*
  7/2/90         $10,000            $10,000            $10,000
 5/31/91          10,714             10,621             10,909
 5/31/92          11,531             11,324             11,890
 5/31/93          12,624             12,280             13,136
 5/31/94          12,992             12,519             13,570
 5/31/95          13,975             13,347             14,674
 5/31/96          14,472             13,691             15,353
 5/31/97          15,367             14,393             16,403
 5/31/98          16,457             15,261             17,725
 5/31/99          17,041             15,645             18,562
 5/31/00          16,970             15,424             18,607
 5/31/01          18,727             16,859             20,667
 5/31/02          19,765             17,648             21,994
 5/31/03          21,445             19,102             24,338
 5/31/04          21,352             18,971             24,259


    ARMADA MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
    Average Annual Total Returns as of 5/31/04
--------------------------------------------------------------------------------
                                                                       DATE
                                                           SINCE        OF
                   1 YEAR   3 YEARS   5 YEARS  10 YEARS  INCEPTION   INCEPTION

Class I Shares     (0.44)%   4.47%     4.61%     5.09%     5.60%     07/02/90
--------------------------------------------------------------------------------
Class A Shares     (3.63)%   3.17%     3.73%     4.52%     5.18%     07/02/90
--------------------------------------------------------------------------------
Class B Shares     (6.15)%   2.22%     3.26%     4.22%     4.71%     02/04/94
--------------------------------------------------------------------------------
Class C Shares     (2.34)%   3.47%     3.62%     4.10%     4.61%     08/06/01
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION PRIOR TO JUNE 10, 2000 REPRESENTS THE PERFORMANCE OF THE PARKSTONE MICHIGAN MUNICIPAL BOND FUND, WHICH WAS REORGANIZED INTO THE ARMADA MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND ON THAT DATE. TOTAL RETURNS REFLECT REINVESTMENT OF DIVIDENDS, CAPITAL GAINS AND DEDUCTION OF APPLICABLE SALES CHARGE (INCLUDING THE CONTINGENT DEFERRED SALES CHARGE APPROPRIATE TO EACH PERIOD), OPERATING EXPENSES AND FEES. RETURNS ALSO REFLECT A CURRENT VOLUNTARY FEE WAIVER OF 0.15%. WITHOUT SUCH A FEE WAIVER, PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER. ALL PERFORMANCE SHOWN FOR EACH SHARE CLASS PRIOR TO EACH RESPECTIVE INCEPTION DATE IS BASED ON THE PERFORMANCE OF CLASS I SHARES, ADJUSTED TO REFLECT EACH SHARE CLASS'S FEES, EXPENSES AND MAXIMUM SALES CHARGES.

THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A SHARES IS 3.00%. CLASS B SHARES HAVE A MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00%. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS. AFTER 8 YEARS, YOUR CLASS B SHARES ARE CONVERTED TO CLASS A SHARES WHICH HAVE LOWER ONGOING EXPENSES. THERE IS NO CONVERSION FEATURE FOR CLASS C SHARES.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.ARMADAFUNDS.COM.

Guarantees, if any, by the State of Michigan, U.S. Government, its agencies, or instrumentalities relate only to the payment of principal on interest of the portfolio securities and not the shares of the Fund. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates. For some investors, income may be subject to the federal alternative minimum tax (AMT) and/or to state or local taxes. Capital gains are subject to federal, state and local taxes. The Fund's focus on investments in securities located in a single state makes the Fund susceptible to economic, political and regulatory events that affect that state. The Fund is non-diversified, which means that it may invest in securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more issuers. Economic or political changes may impact the ability of municipal issuers to repay principal and interest payments on securities of the Fund, which may adversely impact the Fund's shares.

* The Lehman 7 Year Municipal Bond Index, an unmanaged broad based total return index of investment grade, fixed rate bonds with maturities of 7-8 years, is not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

1 This graph provides a hypothetical $10,000 investment in the Fund since its date of inception. The graph shows performance of Class I and Class B Shares only. The performance of Class A and Class C Shares may be greater or less than that shown in the graph based on the differences in sales charges and fees paid by the shareholders investing in those classes. Returns shown on the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

TAX FREE BOND FUNDS
MAY 31, 2004

ARMADA OHIO INTERMEDIATE TAX EXEMPT BOND FUND

[CHART OMITTED]
EDGAR REPRESENTATION OF DATA IS AS FOLLOWS:

GROWTH OF A $10,000 INVESTMENT 1
(since Fund's inception)

                 Armada Ohio     Armada Ohio
                 Intermediate    Intermediate    Lehman
                 Tax Exempt      Tax Exempt      7 Year
                 Fund (Class I   Fund (Class B   Municipal
                 Shares)         Shares)         Bond Index*
  1/5/90         $10,000         $10,000         $10,000
 5/31/90          10,054          10,016          10,188
 5/31/91          10,795          10,652          11,208
 5/31/92          11,462          11,205          12,216
 5/31/93          12,604          12,205          13,496
 5/31/94          12,892          12,366          13,942
 5/31/95          13,744          13,059          15,076
 5/31/96          14,343          13,500          15,774
 5/31/97          15,257          14,225          16,852
 5/31/98          16,391          15,138          18,211
 5/31/99          17,037          15,587          19,071
 5/31/00          16,968          15,377          19,117
 5/31/01          18,665          16,756          21,233
 5/31/02          19,750          17,552          22,597
 5/31/03          21,441          18,864          25,005
 5/31/04          21,281          18,558          24,924


    ARMADA OHIO INTERMEDIATE TAX EXEMPT BOND FUND
    Average Annual Total Returns as of 5/31/04
--------------------------------------------------------------------------------
                                                                       DATE
                                                           SINCE        OF
                   1 YEAR   3 YEARS   5 YEARS  10 YEARS  INCEPTION   INCEPTION

Class I Shares    (0.75)%    4.47%     4.55%     5.14%     5.38%     01/05/90
--------------------------------------------------------------------------------
Class A Shares    (3.89)%    3.21%     3.73%     4.72%     5.08%     04/15/91
--------------------------------------------------------------------------------
Class B Shares    (6.41)%    2.20%     3.20%     4.14%     4.39%     12/04/01
--------------------------------------------------------------------------------
Class C Shares    (2.58)%    3.45%     3.54%     4.14%     4.38%     06/23/00
--------------------------------------------------------------------------------

TOTAL RETURNS REFLECT REINVESTMENT OF DIVIDENDS, CAPITAL GAINS AND DEDUCTION OF APPLICABLE SALES CHARGE (INCLUDING THE CONTINGENT DEFERRED SALES CHARGE APPROPRIATE TO EACH PERIOD), OPERATING EXPENSES AND FEES. RETURNS ALSO REFLECT A CURRENT VOLUNTARY FEE WAIVER OF 0.15%. WITHOUT SUCH A FEE WAIVER, PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER. ALL PERFORMANCE SHOWN FOR EACH SHARE CLASS PRIOR TO EACH RESPECTIVE INCEPTION DATE IS BASED ON THE PERFORMANCE OF CLASS I SHARES, ADJUSTED TO REFLECT EACH SHARE CLASS'S FEES, EXPENSES AND MAXIMUM SALES CHARGES.

THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A SHARES IS 3.00%. CLASS B SHARES HAVE A MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00%. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS. AFTER 8 YEARS, YOUR CLASS B SHARES ARE CONVERTED TO CLASS A SHARES WHICH HAVE LOWER ONGOING EXPENSES. THERE IS NO CONVERSION FEATURE FOR CLASS C SHARES.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.ARMADAFUNDS.COM.

Guarantees, if any, by the State of Ohio, U.S. Government, their agencies, or instrumentalities relate only to the payment of principal on interest of the portfolio securities and not the shares of the Fund. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates. For some investors, income may be subject to the federal alternative minimum tax (AMT) and/or to state or local taxes. Capital gains are subject to federal, state and local taxes. The Fund's focus on investments in securities located in a single state makes the Fund susceptible to economic, political and regulatory events that affect that state. The Fund is non-diversified, which means that it may invest in securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more issuers. Economic or political changes may impact the ability of municipal issuers to repay principal and interest payments on securities of the Fund, which may adversely impact the Fund's shares.

* The Lehman 7 Year Municipal Bond Index, an unmanaged broad based total return index of investment grade, fixed rate bonds with maturities of 7-8 years, is not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

1 This graph provides a hypothetical $10,000 investment in the Fund since its date of inception. The graph shows performance of Class I and Class B Shares only. The performance of Class A and Class C Shares may be greater or less than that shown in the graph based on the differences in sales charges and fees paid by the shareholders investing in those classes. Returns shown on the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

ARMADA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

[CHART OMITTED]
EDGAR REPRESENTATION OF DATA IS AS FOLLOWS:

GROWTH OF A $10,000 INVESTMENT 1
(since Fund's inception)

                 Armada             Armada
                 Pennsylvania       Pennsylvania
                 Intermediate       Intermediate       Lehman
                 Municipal Bond     Municipal Bond     7 Year
                 Fund (Class I      Fund (Class C      Municipal
                 Shares)            Shares)            Bond Index*
 8/10/94         $10,000            $10,000            $10,000
 5/31/95          10,519             10,439             10,682
 5/31/96          10,858             10,674             11,177
 5/31/97          11,532             11,230             11,941
 5/31/98          12,333             11,897             12,904
 5/31/99          12,853             12,281             13,513
 5/31/00          12,845             12,079             13,546
 5/31/01          14,083             12,704             15,045
 5/31/02          14,868             13,270             16,011
 5/31/03          16,171             14,296             17,718
 5/31/04          15,981             14,008             17,660

    ARMADA PENNSYLVANIA INTERMEDIATE MUNICIPAL
    BOND FUND
    Average Annual Total Returns as of 5/31/04
--------------------------------------------------------------------------
                                                                 DATE
                                                    SINCE         OF
                      1 YEAR   3 YEARS   5 YEARS  INCEPTION    INCEPTION

Class I Shares       (1.18)%    4.30%     4.45%     4.90%      08/10/94
--------------------------------------------------------------------------
Class A Shares       (4.37)%    3.01%     3.66%     4.44%      09/11/96
--------------------------------------------------------------------------
Class C Shares       (2.97)%    3.31%     2.67%     3.50%      02/24/00
--------------------------------------------------------------------------

TOTAL RETURNS REFLECT REINVESTMENT OF DIVIDENDS, CAPITAL GAINS AND DEDUCTION OF APPLICABLE SALES CHARGE (INCLUDING THE CONTINGENT DEFERRED SALES CHARGE APPROPRIATE TO EACH PERIOD), OPERATING EXPENSES AND FEES. RETURNS ALSO REFLECT A CURRENT VOLUNTARY FEE WAIVER OF 0.15%. WITHOUT SUCH A FEE WAIVER, PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER. ALL PERFORMANCE SHOWN FOR EACH SHARE CLASS PRIOR TO EACH RESPECTIVE INCEPTION DATE IS BASED ON THE PERFORMANCE OF CLASS I SHARES, ADJUSTED TO REFLECT EACH SHARE CLASS'S FEES, EXPENSES AND MAXIMUM SALES CHARGES.

THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A SHARES IS 3.00%. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.ARMADAFUNDS.COM.

Guarantees, if any, by the Commonwealth of Pennsylvania, U.S. Government, its agencies, or instrumentalities relate only to the payment of principal on interest of the portfolio securities and not the shares of the Fund. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates. For some investors, income may be subject to the federal alternative minimum tax
(AMT) and/or to state or local taxes. Capital gains are subject to federal, state and local taxes. The Fund's focus on investments in securities located in a single state makes the Fund susceptible to economic, political and regulatory events that affect that state. The Fund is non-diversified, which means that it may invest in securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more issuers. Economic or political changes may impact the ability of municipal issuers to repay principal and interest payments on securities of the Fund, which may adversely impact the Fund's shares.

* The Lehman 7 Year Municipal Bond Index, an unmanaged broad based total return index of investment grade, fixed rate bonds with maturities of 7-8 years, is not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

1 This graph provides a hypothetical $10,000 investment in the Fund since its date of inception. The graph shows performance of Class I and Class C Shares only. The performance of Class A Shares may be greater or less than that shown in the graph based on the differences in sales charges and fees paid by the shareholders investing in that class. Returns shown on the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

ARMADA FUNDS
DISCLOSURE OF PORTFOLIO HOLDINGS

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For Armada Funds, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. Armada Funds' Forms N-Q will be available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Fund's website at www.armadafunds.com, the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following tables, which present portfolio holdings as a percent of total investments before collateral for loaned securities, are provided in compliance with such requirement.


ARMADA EQUITY FUNDS

-------------------------------------------------------         -------------------------------------------------------
               INTERNATIONAL EQUITY FUND                                         LARGE CAP VALUE FUND
               -------------------------                                         --------------------

  United Kingdom                              23.4%               Financial                                   29.2%
  Japan                                       13.1                Energy                                      13.1
  Switzerland                                 10.9                Consumer Services                            9.5
  France                                       8.4                Healthcare                                   6.8
  Germany                                      7.9                Basic Materials                              6.7
  Hong Kong                                    4.7                Consumer Non-Cyclicals                       7.0
  Italy                                        4.3                Utilities                                    5.5
  Netherlands                                  4.1                Technology                                   5.2
  Other countries                             17.6                Other                                       14.5
  Affiliated Money Market Fund                 5.6                Affiliated Money Market Fund                 2.5
                                            -------                                                         -------
                                             100.0%                                                          100.0%
-------------------------------------------------------         -------------------------------------------------------

-------------------------------------------------------         -------------------------------------------------------
              LARGE CAP CORE EQUITY FUND                                          MID CAP GROWTH FUND
              --------------------------                                          -------------------

  Financial                                   20.0%               Technology                                  26.0%
  Technology                                  14.9                Healthcare                                  21.9
  Healthcare                                  12.4                Consumer Services                           11.0
  Consumer Non-Cyclicals                       9.0                Commercial Services                          9.4
  Consumer Cyclicals                           8.2                Consumer Cyclicals                           8.5
  Consumer Services                            6.6                Energy                                       5.7
  Industrial                                   6.4                Financial                                    4.9
  Energy                                       6.2                Basic Materials                              2.9
  Other                                       11.4                Other                                        7.2
  Affiliated Money Market Fund                 4.9                Affiliated Money Market Fund                 2.5
                                            -------                                                         -------
                                             100.0%                                                          100.0%
-------------------------------------------------------         -------------------------------------------------------

-------------------------------------------------------         -------------------------------------------------------
                 LARGE CAP GROWTH FUND                                            MID CAP VALUE FUND
                 ---------------------                                            ------------------

  Healthcare                                  22.6%               Financial                                   23.7%
  Technology                                  20.9                Technology                                  10.6
  Consumer Non-Cyclicals                      10.6                Basic Materials                             10.3
  Consumer Services                            9.7                Utilities                                    8.8
  Industrial                                   7.8                Healthcare                                   8.0
  Financial                                    7.2                Consumer Cyclicals                           7.2
  Consumer Cyclicals                           6.9                Energy                                       6.0
  Commercial Services                          6.1                Consumer Services                            5.1
  Other                                        5.1                Other                                       18.0
  Affiliated Money Market Fund                 3.1                Affiliated Money Market Fund                 2.3
                                            -------                                                         -------
                                             100.0%                                                          100.0%
-------------------------------------------------------         -------------------------------------------------------

ARMADA EQUITY FUNDS (CONTINUED)
-------------------------------------------------------         -------------------------------------------------------
                  S&P 500 INDEX FUND                                            TAX MANAGED EQUITY FUND
                  ------------------                                            -----------------------

  Financial                                   19.8%               Financial                                   24.4%
  Technology                                  17.4                Healthcare                                  18.6
  Healthcare                                  13.0                Consumer Non-Cyclicals                      11.4
  Consumer Non-Cyclicals                       8.2                Technology                                   9.9
  Consumer Cyclicals                           7.7                Industrial                                   9.0
  Energy                                       6.0                Consumer Services                            7.3
  Consumer Services                            5.8                Energy                                       6.5
  Industrial                                   5.5                Commercial Services                          5.5
  Other                                       13.6                Other                                        6.8
  Affiliated Money Market Fund                 3.0                Affiliated Money Market Fund                 0.6
                                            -------                                                         -------
                                             100.0%                                                          100.0%
-------------------------------------------------------         -------------------------------------------------------

-------------------------------------------------------
                  SMALL CAP CORE FUND
                  -------------------

  Technology                                  18.8%
  Financial                                   15.7              ARMADA ASSET ALLOCATION FUNDS
  Healthcare                                  14.1
  Basic Materials                             11.5              -------------------------------------------------------
  Consumer Cyclicals                           8.3                            AGGRESSIVE ALLOCATION FUND
  Consumer Non-Cyclicals                       6.0                            --------------------------
  Energy                                       5.3
  Commercial Services                          4.2                Affiliated Equity Funds                     79.8%
  Other                                       12.7                Affiliated Fixed Income Fund                10.3
  Affiliated Money Market Fund                 3.4                Affiliated Money Market Fund                 9.9
                                            -------                                                         -------
                                             100.0%                                                          100.0%
-------------------------------------------------------         -------------------------------------------------------

-------------------------------------------------------
                 SMALL CAP GROWTH FUND
                 ---------------------

  Technology                                  32.2%             -------------------------------------------------------
  Healthcare                                  22.5                             BALANCED ALLOCATION FUND
  Consumer Services                            9.1                             ------------------------
  Commercial Services                          8.7
  Energy                                       8.1                Common Stock                                41.6%
  Financial                                    4.4                Foreign Common Stock                        16.1
  Consumer Cyclicals                           4.2                U.S. Government Agency Mortgage-
  Basic Materials                              3.5                    Backed Obligations                       8.5
  Other                                        5.4                U.S. Government Agency Obligations           7.7
  Affiliated Money Market Fund                 1.9                Corporate Bonds                              6.1
                                            -------               U.S. Treasury Obligations                    3.7
                                             100.0%               Asset-Backed Securities                      1.4
-------------------------------------------------------           Collateralized Mortgage Obligations          0.3
                                                                  Affiliated Money Market Fund                14.6
-------------------------------------------------------                                                     -------
                 SMALL CAP VALUE FUND                                                                        100.0%
                 --------------------                           -------------------------------------------------------

  Financial                                   23.1%
  Industrial                                  11.5
  Basic Materials                              9.3
  Technology                                   9.1              -------------------------------------------------------
  Consumer Cyclicals                           8.6                           CONSERVATIVE ALLOCATION FUND
  Energy                                       8.2                           ----------------------------
  Healthcare                                   6.4
  Utilities                                    5.1                Affiliated Fixed Income Fund                50.6%
  Other                                       17.9                Affiliated Equity Funds                     39.5
  Affiliated Money Market Fund                 0.8                Affiliated Money Market Fund                 9.9
                                            -------                                                         -------
                                             100.0%                                                          100.0%
-------------------------------------------------------         -------------------------------------------------------

ARMADA FUNDS
DISCLOSURE OF PORTFOLIO HOLDINGS

ARMADA FIXED INCOME FUNDS
-------------------------------------------------------         -------------------------------------------------------
                      BOND FUND                                                  ULTRA SHORT BOND FUND
                      ---------                                                  ---------------------

  Federal National Mortgage Association       40.0%               Asset-Backed Securities                     26.1%
  Corporate Bonds                             21.7                Federal National Mortgage Association       21.7
  Federal Home Loan Mortgage Corporation       8.4                U.S. Treasury Notes                         21.3
  Federal Home Loan Bank                       8.1                Corporate Bonds                             19.3
  U.S. Treasury Notes                          6.8                Collateralized Mortgage Obligations         10.4
  Asset-Backed Securities                      6.7                Government National Mortgage Association     0.2
  Government National Mortgage Association     3.7                Affiliated Money Market Fund                 1.0
  Collateralized Mortgage Obligations          2.0                                                          -------
  U.S. Treasury Bonds                          0.8                                                           100.0%
  Affiliated Money Market Fund                 1.8              -------------------------------------------------------
                                            -------
                                             100.0%
-------------------------------------------------------

-------------------------------------------------------
               GOVERNMENT MORTGAGE FUND
               ------------------------
                                                                ARMADA TAX FREE BOND FUNDS
  Federal National Mortgage Association       58.3%
  Government National Mortgage Association    17.5              -------------------------------------------------------
  Federal Home Loan Mortgage Corporation      11.4                         INTERMEDIATE TAX EXEMPT BOND FUND
  Federal Home Loan Bank                       9.6                         ---------------------------------
  U.S. Treasury Notes                          1.8
  Collateralized Mortgage Obligations          0.3                General Obligations                         53.4%
  Affiliated Money Market Fund                 1.1                Agency                                      34.7
                                            -------               Utility                                      8.5
                                             100.0%               Prerefunded & Escrowed to Maturity           2.7
-------------------------------------------------------           Hospital                                     0.7
                                                                                                            -------
-------------------------------------------------------                                                      100.0%
                INTERMEDIATE BOND FUND                          -------------------------------------------------------
                ----------------------

  Corporate Bonds                             35.5%
  U.S. Treasury Notes                         25.9
  Federal National Mortgage Association       19.8              -------------------------------------------------------
  Asset-Backed Securities                      5.5                     MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
  Federal Home Loan Mortgage Corporation       4.5                     -----------------------------------------
  Federal Home Loan Bank                       2.8
  Collateralized Mortgage Obligations          2.5                General Obligations                         64.4%
  Government National Mortgage Association     0.7                Agency                                      19.2
  Affiliated Money Market Fund                 2.8                Prerefunded & Escrowed to Maturity           8.6
                                            -------               Hospital                                     6.8
                                             100.0%               Utility                                      1.0
-------------------------------------------------------                                                     -------
                                                                                                             100.0%
-------------------------------------------------------         -------------------------------------------------------
              LIMITED MATURITY BOND FUND
              --------------------------

  Corporate Bonds                             21.9%
  Asset-Backed Securities                     21.2              -------------------------------------------------------
  Federal National Mortgage Association       18.7                      OHIO INTERMEDIATE TAX EXEMPT BOND FUND
  U.S. Treasury Notes                         16.8                      --------------------------------------
  Collateralized Mortgage Obligations         11.1
  Federal Home Loan Mortgage Corporation       7.0                General Obligations                         69.7%
  Government National Mortgage Association     1.4                Agency                                      19.7
  Comercial Mortgage-Backed Securities         0.6                Hospital                                     5.0
  Affiliated Money Market Fund                 1.3                Prerefunded & Escrowed to Maturity           4.3
                                            -------               Utility                                      1.3
                                             100.0%                                                         -------
-------------------------------------------------------                                                      100.0%
                                                                -------------------------------------------------------
-------------------------------------------------------
              TOTAL RETURN ADVANTAGE FUND
              ---------------------------

  Corporate Bonds                             38.6%             -------------------------------------------------------
  Federal National Mortgage Association       19.4                   PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
  U.S. Treasury Notes                         10.9                   ---------------------------------------------
  Federal Home Loan Bank                       9.7
  Asset-Backed Securities                      7.6                Agency                                      44.8%
  U.S. Treasury Bonds                          6.8                General Obligations                         40.7
  Federal Home Loan Mortgage Corporation       5.1                Prerefunded & Escrowed to Maturity           8.4
  Non-Agency Mortgage-Backed Securities        0.1                Utility                                      3.6
  Affiliated Money Market Fund                 1.8                Hospital                                     2.5
                                            -------                                                         -------
                                             100.0%                                                          100.0%
-------------------------------------------------------         -------------------------------------------------------

                                                                    ARMADA FUNDS
                                                     DISCLOSURE OF FUND EXPENSES
                                 FOR THE PERIOD DECEMBER 1, 2003 TO MAY 31, 2004

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

   To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case--because the return used is not the fund's actual return--the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ONGOING costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. The "Annualized Expense Ratio" represents the actual expenses for the period and may be different from the expense ratio in the Financial Highlights which is for the year ended May 31, 2004.

EXPENSE TABLE
ARMADA EQUITY FUNDS
--------------------------------------------------------------------------------
                        BEGINNING     ENDING                      EXPENSES
                         ACCOUNT      ACCOUNT      ANNUALIZED       PAID
                          VALUE        VALUE        EXPENSE        DURING
                         12/1/03      5/31/04        RATIO         PERIOD*
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...............   $1,000       $1,087         1.41%         $ 7
Class A ...............    1,000        1,086         1.66            9
Class B ...............    1,000        1,082         2.36           12
Class C ...............    1,000        1,081         2.36           12
Class R ...............    1,000        1,084         1.96           10

HYPOTHETICAL 5% RETURN
Class I ...............    1,000        1,018         1.41            7
Class A ...............    1,000        1,017         1.66            8
Class B ...............    1,000        1,013         2.36           12
Class C ...............    1,000        1,013         2.36           12
Class R ...............    1,000        1,015         1.96           10

--------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...............    1,000        1,034         0.92            5
Class A ...............    1,000        1,035         1.17            6
Class B ...............    1,000        1,030         1.87            9
Class C ...............    1,000        1,030         1.87            9
Class R ...............    1,000        1,032         1.47            7

HYPOTHETICAL 5% RETURN
Class I ...............    1,000        1,020         0.92            5
Class A ...............    1,000        1,019         1.17            6
Class B ...............    1,000        1,016         1.87            9
Class C ...............    1,000        1,016         1.87            9
Class R ...............    1,000        1,018         1.47            7

--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...............    1,000        1,002         0.93            5
Class A ...............    1,000        1,001         1.18            6
Class B ...............    1,000          998         1.88            9
Class C ...............    1,000          998         1.88            9
Class R ...............    1,000          999         1.48            7

HYPOTHETICAL 5% RETURN
Class I ...............    1,000        1,020         0.93            5
Class A ...............    1,000        1,019         1.18            6
Class B ...............    1,000        1,016         1.88            9
Class C ...............    1,000        1,016         1.88            9
Class R ...............    1,000        1,018         1.48            7
--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

ARMADA FUNDS
DISCLOSURE OF FUND EXPENSES
FOR THE PERIOD DECEMBER 1, 2003 TO MAY 31, 2004

EXPENSE TABLE

ARMADA EQUITY FUNDS (CONTINUED)
--------------------------------------------------------------------------------
                        BEGINNING     ENDING                      EXPENSES
                         ACCOUNT      ACCOUNT      ANNUALIZED       PAID
                          VALUE        VALUE        EXPENSE        DURING
                         12/1/03      5/31/04        RATIO         PERIOD*
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...............   $1,000       $1,069         0.92%         $ 5
Class A ...............    1,000        1,068         1.17            6
Class B ...............    1,000        1,064         1.87           10
Class C ...............    1,000        1,064         1.87           10
Class R ...............    1,000        1,066         1.47            8

HYPOTHETICAL 5% RETURN
Class I ...............    1,000        1,020         0.92            5
Class A ...............    1,000        1,019         1.17            6
Class B ...............    1,000        1,016         1.87            9
Class C ...............    1,000        1,016         1.87            9
Class R ...............    1,000        1,018         1.47            7

--------------------------------------------------------------------------------
MID CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...............    1,000          976         0.91            4
Class A ...............    1,000          975         1.16            6
Class B ...............    1,000          972         1.86            9
Class C ...............    1,000          972         1.86            9

HYPOTHETICAL 5% RETURN
Class I ...............    1,000        1,020         0.91            5
Class A ...............    1,000        1,019         1.16            6
Class B ...............    1,000        1,016         1.86            9
Class C ...............    1,000        1,016         1.86            9

--------------------------------------------------------------------------------
MID CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...............    1,000        1,077         0.97            5
Class A ...............    1,000        1,074         1.22            6
Class B ...............    1,000        1,071         1.95           10
Class C ...............    1,000        1,071         1.95           10
Class R ...............    1,000        1,073         1.55            8

HYPOTHETICAL 5% RETURN
Class I ...............    1,000        1,020         0.97            5
Class A ...............    1,000        1,019         1.22            6
Class B ...............    1,000        1,015         1.95           10
Class C ...............    1,000        1,015         1.95           10
Class R ...............    1,000        1.017         1.55            8

--------------------------------------------------------------------------------
S&P 500 INDEX FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...............    1,000        1,066         0.34            2
Class A ...............    1,000        1,064         0.59            3
Class B ...............    1,000        1,060         1.34            7
Class C ...............    1,000        1,061         1.34            7
Class R ...............    1,000        1,063         0.94            5

HYPOTHETICAL 5% RETURN
Class I ...............    1,000        1,023         0.34            2
Class A ...............    1,000        1,022         0.59            3
Class B ...............    1,000        1,018         1.34            7
Class C ...............    1,000        1,018         1.34            7
Class R ...............    1,000        1,020         0.94            5


--------------------------------------------------------------------------------
                        BEGINNING     ENDING                      EXPENSES
                         ACCOUNT      ACCOUNT      ANNUALIZED       PAID
                          VALUE        VALUE        EXPENSE        DURING
                         12/1/03      5/31/04        RATIO         PERIOD*
--------------------------------------------------------------------------------
SMALL CAP CORE FUND**
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...............   $1,000       $  950         1.31%         $ 2
Class A ...............    1,000          950         1.56            2
Class B ...............    1,000          949         2.26            4
Class C ...............    1,000          950         2.26            4

HYPOTHETICAL 5% RETURN
Class I ...............    1,000        1,006         1.31            2
Class A ...............    1,000        1,006         1.56            3
Class B ...............    1,000        1,005         2.26            4
Class C ...............    1,000        1,005         2.26            4

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...............    1,000          929         1.14%           6
Class A ...............    1,000          927         1.39            7
Class B ...............    1,000          923         2.09           10
Class C ...............    1,000          924         2.09           10
Class R ...............    1,000          925         1.69            8

HYPOTHETICAL 5% RETURN
Class I ...............    1,000        1,019         1.14            6
Class A ...............    1,000        1,018         1.39            7
Class B ...............    1,000        1,015         2.09           11
Class C ...............    1,000        1,015         2.09           11
Class R ...............    1,000        1,017         1.69            9

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...............    1,000        1,069         1.16            6
Class A ...............    1,000        1,068         1.41            7
Class B ...............    1,000        1,064         2.11           11
Class C ...............    1,000        1,065         2.11           11

HYPOTHETICAL 5% RETURN
Class I ...............    1,000        1,019         1.16            6
Class A ...............    1,000        1,018         1.41            7
Class B ...............    1,000        1,014         2.11           11
Class C ...............    1,000        1,014         2.11           11

--------------------------------------------------------------------------------
TAX MANAGED EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...............    1,000        1,070         0.65            3
Class A ...............    1,000        1,070         0.90            5
Class B ...............    1,000        1,065         1.60            8
Class C ...............    1,000        1,065         1.60            8

HYPOTHETICAL 5% RETURN
Class I ...............    1,000        1,022         0.65            3
Class A ...............    1,000        1,021         0.90            5
Class B ...............    1,000        1,017         1.60            8
Class C ...............    1,000        1,017         1.60            8

**Commenced operations on April 2, 2004, which is the date for its Beginning Account Value.

EXPENSE TABLE

ARMADA ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------
                        BEGINNING     ENDING                      EXPENSES
                         ACCOUNT      ACCOUNT      ANNUALIZED       PAID
                          VALUE        VALUE        EXPENSE        DURING
                         12/1/03      5/31/04        RATIO         PERIOD*
--------------------------------------------------------------------------------
AGGRESSIVE ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...............   $1,000       $1,025         0.22%         $ 1
Class A ...............    1,000        1,022         0.47            2
Class B ...............    1,000        1,020         1.07            5
Class C ...............    1,000        1,020         1.07            5

HYPOTHETICAL 5% RETURN
Class I ...............    1,000        1,024         0.22            1
Class A ...............    1,000        1,023         0.47            2
Class B ...............    1,000        1,020         1.07            5
Class C ...............    1,000        1,020         1.07            5

--------------------------------------------------------------------------------
BALANCED ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...............    1,000        1,023         0.92            5
Class A ...............    1,000        1,022         1.17            6
Class B ...............    1,000        1,018         1.87            9
Class C ...............    1,000        1,019         1.87            9

HYPOTHETICAL 5% RETURN
Class I ...............    1,000        1,020         0.92            5
Class A ...............    1,000        1,019         1.17            6
Class B ...............    1,000        1,016         1.87            9
Class C ...............    1,000        1,016         1.87            9

--------------------------------------------------------------------------------
CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...............    1,000        1,013         0.18            1
Class A ...............    1,000        1,012         0.43            2
Class B ...............    1,000        1,009         1.03            5
Class C ...............    1,000        1,009         1.03            5

HYPOTHETICAL 5% RETURN
Class I ...............    1,000        1,024         0.18            1
Class A ...............    1,000        1,023         0.43            2
Class B ...............    1,000        1,020         1.03            5
Class C ...............    1,000        1,020         1.03            5




ARMADA FIXED INCOME FUNDS

--------------------------------------------------------------------------------
BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...............    1,000        1,001         0.72            4
Class A ...............    1,000        1,000         0.97            5
Class B ...............    1,000          996         1.67            8
Class C ...............    1,000          996         1.67            8

HYPOTHETICAL 5% RETURN
Class I ...............    1,000        1,021         0.72            4
Class A ...............    1,000        1,020         0.97            5
Class B ...............    1,000        1,017         1.67            8
Class C ...............    1,000        1,017         1.67            8


--------------------------------------------------------------------------------
                        BEGINNING     ENDING                      EXPENSES
                         ACCOUNT      ACCOUNT      ANNUALIZED       PAID
                          VALUE        VALUE        EXPENSE        DURING
                         12/1/03      5/31/04        RATIO         PERIOD*
--------------------------------------------------------------------------------
GOVERNMENT MORTGAGE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...............   $1,000       $1,006         0.58%          $3
Class A ...............    1,000        1,005         0.83            4
Class B ...............    1,000        1,002         1.53            8
Class C ...............    1,000        1,003         1.53            8
Class R ...............    1,000        1,004         1.13            6

HYPOTHETICAL 5% RETURN
Class I ...............    1,000        1,022         0.58            3
Class A ...............    1,000        1,021         0.83            4
Class B ...............    1,000        1,017         1.53            8
Class C ...............    1,000        1,017         1.53            8
Class R ...............    1,000        1,019         1.13            6

--------------------------------------------------------------------------------
INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...............    1,000        1,004         0.58            3
Class A ...............    1,000        1,002         0.83            4
Class B ...............    1,000          999         1.53            8
Class C ...............    1,000          999         1.53            8

HYPOTHETICAL 5% RETURN
Class I ...............    1,000        1,022         0.58            3
Class A ...............    1,000        1,021         0.83            4
Class B ...............    1,000        1,017         1.53            8
Class C ...............    1,000        1,017         1.53            8

--------------------------------------------------------------------------------
LIMITED MATURITY BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...............    1,000        1,005         0.52            3
Class A ...............    1,000        1,004         0.77            4
Class B ...............    1,000        1,001         1.47            7
Class C ...............    1,000        1,001         1.47            7
Class R ...............    1,000        1,002         1.07            5

HYPOTHETICAL 5% RETURN
Class I ...............    1,000        1,022         0.52            3
Class A ...............    1,000        1,021         0.77            4
Class B ...............    1,000        1,018         1.47            7
Class C ...............    1,000        1,018         1.47            7
Class R ...............    1,000        1,020         1.07            5

--------------------------------------------------------------------------------
TOTAL RETURN ADVANTAGE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...............    1,000        1,002         0.60            3
Class A ...............    1,000        1,001         0.85            4
Class B ...............    1,000          997         1.55            8
Class C ...............    1,000          997         1.56            8
Class R ...............    1,000          999         1.15            6

HYPOTHETICAL 5% RETURN
Class I ...............    1,000        1,022         0.60            3
Class A ...............    1,000        1,021         0.85            4
Class B ...............    1,000        1,017         1.55            8
Class C ...............    1,000        1,017         1.56            8
Class R ...............    1,000        1,019         1.15            6

ARMADA FUNDS
DISCLOSURE OF FUND EXPENSES
FOR THE PERIOD DECEMBER 1, 2003 TO MAY 31, 2004

EXPENSE TABLE

ARMADA FIXED INCOME FUNDS (CONTINUED)

--------------------------------------------------------------------------------
                        BEGINNING     ENDING                      EXPENSES
                         ACCOUNT      ACCOUNT      ANNUALIZED       PAID
                          VALUE        VALUE        EXPENSE        DURING
                         12/1/03      5/31/04        RATIO         PERIOD*
--------------------------------------------------------------------------------
ULTRA SHORT BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...............   $1,000       $1,006         0.35%          $2
Class A ...............    1,000        1,005         0.60            3

HYPOTHETICAL 5% RETURN
Class I ...............    1,000        1,023         0.35            2
Class A ...............    1,000        1,022         0.60            3







ARMADA TAX FREE BOND FUNDS
--------------------------------------------------------------------------------
                        BEGINNING     ENDING                      EXPENSES
                         ACCOUNT      ACCOUNT      ANNUALIZED       PAID
                          VALUE        VALUE        EXPENSE        DURING
                         12/1/03      5/31/04        RATIO         PERIOD*
--------------------------------------------------------------------------------
INTERMEDIATE TAX EXEMPT BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...............   $1,000       $  993         0.56%          $3
Class A ...............    1,000          992         0.81            4
Class B ...............    1,000          989         1.51            8
Class C ...............    1,000          988         1.51            8

HYPOTHETICAL 5% RETURN
Class I ...............    1,000        1,022         0.56            3
Class A ...............    1,000        1,021         0.81            4
Class B ...............    1,000        1,017         1.51            8
Class C ...............    1,000        1,017         1.51            8

--------------------------------------------------------------------------------
MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...............    1,000          995         0.58            3
Class A ...............    1,000          994         0.83            4
Class B ...............    1,000          991         1.53            8
Class C ...............    1,000          990         1.53            8

HYPOTHETICAL 5% RETURN
Class I ...............    1,000        1,022         0.58            3
Class A ...............    1,000        1,021         0.83            4
Class B ...............    1,000        1,017         1.53            8
Class C ...............    1,000        1,017         1.53            8

--------------------------------------------------------------------------------
OHIO INTERMEDIATE TAX EXEMPT BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...............    1,000          994         0.57            3
Class A ...............    1,000          993         0.82            4
Class B ...............    1,000          989         1.52            8
Class C ...............    1,000          989         1.52            8

HYPOTHETICAL 5% RETURN
Class I ...............    1,000        1,022         0.57            3
Class A ...............    1,000        1,021         0.82            4
Class B ...............    1,000        1,017         1.52            8
Class C ...............    1,000        1,017         1.52            8

--------------------------------------------------------------------------------
PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...............    1,000          993         0.57            3
Class A ...............    1,000          992         0.82            4
Class C ...............    1,000          989         1.52            8

HYPOTHETICAL 5% RETURN
Class I ...............    1,000        1,022         0.57            3
Class A ...............    1,000        1,021         0.82            4
Class C ...............    1,000        1,017         1.52            8

                                                                    ARMADA FUNDS
                                                          NOTICE TO SHAREHOLDERS
                                                                    MAY 31, 2004

The information set forth below is for each fund's fiscal year as required by federal laws. Shareholders, however, must report dividends/distributions on a calendar year basis for income tax purposes, which may include dividends/distributions for portions of two fiscal years of a Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in early 2005. Dividends paid may be subject to the new maximum rate of 15%. Complete information will be provided with the year-end 1099-DIVs. Please consult your tax advisor for proper treatment of this information.
For the fiscal year ended May 31, 2004, each Fund designated long term capital gains and tax exempt income with regard to distributions paid during the year as follows:

                                                   (A)            (B)           (C)           (D)          (E)            (F)
                                                LONG TERM      ORDINARY                                   TOTAL
                                              CAPITAL GAINS     INCOME       TAX EXEMPT    RETURN OF    DIVIDENDS/
                                              DISTRIBUTIONS    DIVIDENDS      DIVIDENDS     CAPITAL    DISTRIBUTIONS  QUALIFYING
FUND                                           (TAX BASIS)    (TAX BASIS)    (TAX BASIS)  (TAX BASIS)   (TAX BASIS)   DIVIDENDS(1)
----                                          -------------  -------------  ------------  -----------  -------------  ------------
International Equity Fund                          0.00%        100.00%         0.00%        0.00%        100.00%         0.00%
Large Cap Core Equity Fund                         0.00%        100.00%         0.00%        0.00%        100.00%       100.00%
Large Cap Growth Fund                             85.62%         14.38%         0.00%        0.00%        100.00%       100.00%
Large Cap Value Fund                               0.00%        100.00%         0.00%        0.00%        100.00%       100.00%
Mid Cap Growth Fund                                0.00%        100.00%         0.00%        0.00%        100.00%         0.00%
Mid Cap Value Fund                                16.30%         83.70%         0.00%        0.00%        100.00%       100.00%
S&P 500 Index Fund                                 0.00%        100.00%         0.00%        0.00%        100.00%       100.00%
Small Cap Core Fund                                0.00%          0.00%         0.00%        0.00%          0.00%         0.00%
Small Cap Growth Fund                              0.00%          0.00%         0.00%        0.00%          0.00%         0.00%
Small Cap Value Fund                              91.10%          8.90%         0.00%        0.00%        100.00%       100.00%
Tax Managed Equity Fund                           89.58%         10.42%         0.00%        0.00%        100.00%       100.00%
Aggressive Allocation Fund                         0.00%        100.00%         0.00%        0.00%        100.00%         0.00%
Balanced Allocation Fund                           0.00%        100.00%         0.00%        0.00%        100.00%        63.60%
Conservative Allocation Fund                       0.00%        100.00%         0.00%        0.00%        100.00%         0.00%
Bond Fund                                          0.00%        100.00%         0.00%        0.00%        100.00%         0.00%
Government Mortgage Fund                           0.00%        100.00%         0.00%        0.00%        100.00%         0.00%
Intermediate Bond Fund                             0.00%        100.00%         0.00%        0.00%        100.00%         0.00%
Limited Maturity Bond Fund                         0.00%        100.00%         0.00%        0.00%        100.00%         0.00%
Total Return Advantage Fund                       24.63%         75.37%         0.00%        0.00%        100.00%         0.00%
Ultra Short Bond Fund                              0.00%        100.00%         0.00%        0.00%        100.00%         0.00%
Intermediate Tax Exempt Bond Fund                  0.00%          0.33%        99.67%        0.00%        100.00%         0.00%
Michigan Intermediate Municipal Bond Fund          0.00%          0.22%        99.78%        0.00%        100.00%         0.00%
Ohio Intermediate Tax Exempt Bond Fund             0.00%          0.02%        99.98%        0.00%        100.00%         0.00%
Pennsylvania Intermediate Municipal
   Bond Fund                                       0.00%          0.00%       100.00%        0.00%        100.00%         0.00%



Foreign taxes accrued during the fiscal year ended May 31, 2004 amounted to $642,019 for the International Equity Fund and are expected to be passed through to shareholders as foreign tax credits on Form 1099-Dividend for the year ended December 31, 2004. In addition for the year ended May 31, 2004, gross income derived from sources within foreign countries amounted to $6,536,711 for the International Equity Fund.


ITEMS (A), (B), (C), (D) AND (E) ARE BASED ON A PERCENTAGE OF THE FUND'S TOTAL DIVIDENDS/DISTRIBUTIONS.

ITEM (F) IS BASED ON A PERCENTAGE OF ORDINARY INCOME DIVIDENDS OF THE FUND.

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.

TRUSTEES AND OFFICERS OF THE TRUST
MAY 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL                           NUMBER OF
                                                                              OCCUPATION(S)                    PORTFOLIOS IN THE
                                POSITION(S)        LENGTH                  DURING PAST 5 YEARS/                   FUND COMPLEX
NAME, ADDRESS(1)               HELD WITH THE       OF TIME                OTHER DIRECTORSHIPS(3)                    OVERSEEN
AGE                                TRUST           SERVED(2)               HELD BY BOARD MEMBER                   BY TRUSTEE(4)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

Robert D. Neary              Chairman of the        Since          Retired Co-Chairman of Ernst & Young,                31
70                              Board and         February         April 1984 to September 1993; Director,
                                 Trustee            1996           Strategic Distribution, Inc., since
                                                                   January 1999; Director, Commercial
                                                                   Metals Company since March 2001.

------------------------------------------------------------------------------------------------------------------------------------

John F. Durkott                  Trustee            Since          President and Chief Executive Officer,               31
60                                                November         Kittle's Home Furnishings Center, Inc.,
                                                    1993           since January 2002; President and Chief
                                                                   Operating Officer since January 1982;
                                                                   Partner, Kittle's Bloomington Properties
                                                                   LLC, from January 1981 through 2003;
                                                                   partner, KK&D LLC, from January 1989
                                                                   through 2003; partner, KK&D II LLC, from
                                                                   February 1998 through 2003, (affiliated
                                                                   real estate companies of Kittle's Home
                                                                   Furnishings Center, Inc.).

------------------------------------------------------------------------------------------------------------------------------------

Robert J. Farling                Trustee            Since          Retired Chairman, President and Chief                31
67                                                November         Executive Officer, Centerior Energy
                                                    1997           (electric utility), March 1992 to
                                                                   October 1997.

------------------------------------------------------------------------------------------------------------------------------------

Richard W. Furst                 Trustee            Since          Dean Emeritus, Gatton College of Business            31
65                                                June 1990        and Economics, University of Kentucky,
                                                                   since June 2003. Garvice D. Kincaid
                                                                   Professor of Finance, since 1981. Dean,
                                                                   Gatton College of Business and Economics,
                                                                   University of Kentucky, 1981-2003.

------------------------------------------------------------------------------------------------------------------------------------

Gerald L. Gherlein               Trustee            Since          Retired Executive Vice-President and                 31
66                                                July 1997        General Counsel, Eaton Corporation
                                                                   (global manufacturing), 1991 to March 2000.

------------------------------------------------------------------------------------------------------------------------------------

Kathleen A. Obert                Trustee            Since          Chairman and CEO, Edward Howard & Co.                31
45                                               August 2002       (public relations agency), since 2001;
                                                                   CEO, Edward Howard & Co., 2000-2001;
                                                                   VP/Senior VP, Edward Howard & Co.,
                                                                   1992-2000.

------------------------------------------------------------------------------------------------------------------------------------

J. William Pullen                Trustee            Since          President and Chief Executive Officer,               31
65                                                May 1993         Whayne Supply Co. (engine and heavy
                                                                   equipment distribution), since 1986.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL                           NUMBER OF
                                                                              OCCUPATION(S)                    PORTFOLIOS IN THE
                                POSITION(S)        LENGTH                  DURING PAST 5 YEARS/                   FUND COMPLEX
NAME, ADDRESS(1)               HELD WITH THE       OF TIME                OTHER DIRECTORSHIPS(3)                    OVERSEEN
AGE                                TRUST           SERVED(2)               HELD BY BOARD MEMBER                   BY TRUSTEE(4)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

John G. Breen(5)                 Trustee            Since          Retired Chairman and CEO, The Sherwin                31
70                                                 August          Williams Co., until May 2000; Director,
                                                    2002           The Sherwin Williams Co.; Director,
                                                                   Parker Hannifin Corp.; Director, Mead
                                                                   Westvaco Corp.; Director, Goodyear Tire
                                                                   & Rubber Co.; Director, The Stanley Works.

------------------------------------------------------------------------------------------------------------------------------------

Herbert R. Martens, Jr.(5)   President, Chief       Since          Executive Vice President, National City              31
51                            Legal Officer       November         Corporation (bank holding company),
                               and Trustee          1997           since July 1997; Chairman and CEO,
                                                                   NatCity Investments, Inc. (investment
                                                                   banking), since July 1995.

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

W. Bruce McConnel (6)          Secretary            Since          Partner, Drinker Biddle & Reath LLP,                 N/A
61                                                 August          Philadelphia, PA (law firm).
                                                    1985

------------------------------------------------------------------------------------------------------------------------------------

Dennis J. Westley (6)          Treasurer            Since          Vice President and Managing Director,                N/A
103 Bellevue Parkway                              May 2003         Accounting and Administration, PFPC Inc.,
Wilmington, DE 19809                                               since July 2001; Vice President and
45                                                                 Accounting Director, PFPC Inc., 1997 to
                                                                   2001.

------------------------------------------------------------------------------------------------------------------------------------

Kathleen T. Barr(6)          Senior Vice            Since          Senior Vice President (formerly Vice                 N/A
1900 E. 9th Street         President, Chief       February         President) and Managing Director of Armada
22nd Floor                  Administrative          2003           Funds Group, National City Bank, since
Cleveland, OH 44114          Officer and                           1999; Managing Director, National City
49                              Chief                              Investment Management Company, since May
                              Compliance                           1996.
                               Officer

------------------------------------------------------------------------------------------------------------------------------------

1 Each trustee can be contacted by writing to National City Bank, c/o Michael Nanosky, 1900 E. 9th Street, 22nd Floor, Cleveland, OH 44114.
2 Each trustee holds office until the next meeting of shareholders at which trustees are elected following his or her election or appointment and until his or her successor has been elected and qualified.
3 Includes directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
4 The "Fund Complex" consists of all registered investment companies for which National City Investment Management Company (the "Adviser") or any of its affiliates serves as investment adviser including Armada Funds ("Armada") and the Armada Advantage Fund ("Advantage"). In addition to Armada, each trustee serves as a trustee of Advantange. Mr. Neary and Mr. Martens also serve as Chariman and President/Chief Legal Officer of Advantage. The number of portfolios overseen by the trustees includes 31 portfolios of Armada that are offered for sale as of the date of this Annual Report. The trustees have authorized additional portfolios that have not yet been made available to investors.
5 Mr. Breen is considered to be an "interested person" of Armada as defined in the 1940 Act because he owns shares of common stock of National City Corporation ("NCC"), the indirect parent company of the Adviser. Mr. Martens is considered to be an "interested person" of Armada Funds because
   (1) he serves as Executive Vice President of NCC, the indirect parent of IMC, (2) he owns shares of common stock and options to purchase common stock of NCC, and (3) he is the Chief Executive Officer of NatCity Investments, Inc., a broker-dealer affiliated with the Adviser.
6 Mr. McConnel, Mr. Westley and Ms. Barr also serve as Secretary, Treasurer, and Senior Vice President/Chief Compliance Officer, respectively, of Advantage. Ms. Barr previously served as Assistant Treasurer and Compliance Officer of Armada from August 2002 until February 2003.

For more information regarding the trustees and officers, please refer to the Statement of Additional Information, which is available upon request by calling 1-800-622-FUND (3863).

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Trustees of Armada Funds


We have audited the accompanying statements of net assets of Armada International Equity Fund, Armada Large Cap Core Equity Fund, Armada Large Cap Growth Fund, Armada Large Cap Value Fund, Armada Mid Cap Growth Fund, Armada Mid Cap Value Fund, Armada S&P 500 Index Fund, Armada Small Cap Core Fund, Armada Small Cap Growth Fund, Armada Small Cap Value Fund, Armada Tax Managed Equity Fund, Armada Aggressive Allocation Fund, Armada Balanced Allocation Fund, Armada Conservative Allocation Fund, Armada Bond Fund, Armada Government Mortgage Fund, Armada Intermediate Bond Fund, Armada Limited Maturity Bond Fund, Armada Total Return Advantage Fund, Armada Ultra Short Bond Fund, Armada Intermediate Tax Exempt Bond Fund, Armada Michigan Intermediate Municipal Bond Fund, Armada Ohio Intermediate Tax Exempt Bond Fund, and Armada Pennsylvania Intermediate Municipal Bond Fund (the "Funds") (each a portfolio of the Armada Funds) and the statements of assets and liabilities of Armada International Equity Fund, Armada Aggressive Allocation Fund, Armada Balanced Allocation Fund and Armada Conservative Allocation Fund as of May 31, 2004, and the related statements of operations, statements of changes in net assets, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above listed Funds at May 31, 2004, the results of their operations, changes in their net assets, and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


/s/ Ernst & Young LLP


Philadelphia, Pennsylvania

July 14, 2004

                                                             ARMADA EQUITY FUNDS
                                                            FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS
FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED


            NET ASSET                     REALIZED AND    DIVIDENDS      DISTRIBUTIONS
              VALUE,         NET           UNREALIZED      FROM NET        FROM NET        NET ASSETS             NET ASSETS
            BEGINNING    INVESTMENT        GAIN (LOSS)    INVESTMENT       REALIZED        VALUE, END    TOTAL      END OF
             OF YEAR    INCOME/(LOSS)    ON INVESTMENTS     INCOME       CAPITAL GAINS      OF YEAR      RETURN+  YEAR (000)
-----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
CLASS I
2004         $ 8.05       $ 0.08 1           $ 2.21         $(0.16)         $(0.00)          $10.18       28.50%   $280,040
2003           9.75         0.08 1            (1.75)         (0.03)          (0.00)            8.05      (17.13)    322,284
2002          10.89         0.06 1            (1.16)         (0.04)          (0.00)            9.75      (10.09)    517,829
2001          15.05         0.03 1            (3.19)         (0.00)          (1.00)           10.89      (22.74)    607,113
2000          10.91         0.01               4.23          (0.03)          (0.07)           15.05       38.90     425,328

CLASS A
2004         $ 7.97       $ 0.07 1           $ 2.17         $(0.12)         $(0.00)          $10.09       28.19%   $ 11,693
2003           9.68         0.10 1            (1.79)         (0.02)          (0.00)            7.97      (17.49)     32,345
2002          10.81         0.04 1            (1.16)         (0.01)          (0.00)            9.68      (10.35)     12,143
2001          14.97        (0.01) 1           (3.15)         (0.00)          (1.00)           10.81      (22.88)     15,390
2000          10.87        (0.03)              4.21          (0.01)          (0.07)           14.97       38.50       3,618

CLASS B
2004         $ 7.77       $(0.02) 1          $ 2.14         $(0.08)         $(0.00)          $ 9.81       27.31%    $ 1,834
2003           9.46         0.01 1            (1.70)         (0.00)          (0.00)            7.77      (17.87)      1,944
2002          10.62        (0.04) 1           (1.12)         (0.00)          (0.00)            9.46      (10.92)      3,209
2001          14.83        (0.10) 1           (3.11)         (0.00)          (1.00)           10.62      (23.47)      5,317
2000          10.83        (0.10)              4.17          (0.00)          (0.07)           14.83       37.61         623

CLASS C
2004         $ 7.77       $(0.00) 1          $ 2.12         $(0.11)         $(0.00)          $ 9.78       27.27%   $  1,209
2003           9.46         0.01 1            (1.70)         (0.00)          (0.00)            7.77      (17.87)        413
2002          10.63        (0.03) 1           (1.14)         (0.00)          (0.00)            9.46      (11.01)        565
2001          14.83        (0.10) 1           (3.10)         (0.00)          (1.00)           10.63      (23.40)        364
2000 2        15.37        (0.04)             (0.50)         (0.00)          (0.00)           14.83       (3.51)        165

CLASS R
2004 2       $ 8.21       $(0.02) 1          $ 1.91         $(0.16)         $(0.00)          $ 9.94       23.03%   $    281

-----------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
CLASS I
2004         $ 9.58       $ 0.09 1           $ 1.33         $(0.09)         $(0.00)          $10.91       14.72%   $209,690
2003          10.87         0.10 1            (1.30)         (0.09)          (0.00)            9.58      (10.90)    152,055
2002          12.27         0.05 1            (1.15)         (0.04)          (0.26)           10.87       (8.99)    141,177
2001          14.88         0.02              (0.71)         (0.00)          (1.92)           12.27       (5.63)    126,203
2000          13.75         0.02               1.65          (0.01)          (0.53)           14.88       12.31     141,207

CLASS A
2004         $ 9.49       $ 0.06 1           $ 1.33         $(0.07)         $(0.00)          $10.81       14.62%   $  8,648
2003          10.77         0.08 1            (1.29)         (0.07)          (0.00)            9.49      (11.22)      4,703
2002          12.16         0.02 1            (1.13)         (0.02)          (0.26)           10.77       (9.19)      3,313
2001          14.80        (0.02)             (0.70)         (0.00)          (1.92)           12.16       (5.91)      3,987
2000          13.71        (0.00)              1.62          (0.00)          (0.53)           14.80       11.98       4,146

CLASS B
2004         $ 9.22       $(0.02) 1          $ 1.29         $(0.00)         $(0.00)          $10.49       13.70%   $  3,527
2003          10.48         0.01 1            (1.26)         (0.01)          (0.00)            9.22      (11.79)      1,699
2002          11.91        (0.05) 1           (1.12)         (0.00)          (0.26)           10.48       (9.87)      2,013
2001          14.62        (0.06)             (0.73)         (0.00)          (1.92)           11.91       (6.49)      2,052
2000          13.63        (0.07)              1.59          (0.00)          (0.53)           14.62       11.31       1,840

CLASS C
2004         $ 9.23       $(0.02) 1          $ 1.29         $(0.01)         $(0.00)          $10.49       13.63%   $    676
2003          10.48         0.01 1            (1.25)         (0.01)          (0.00)            9.23      (11.68)        516
2002          11.92        (0.04) 1           (1.14)         (0.00)          (0.26)           10.48       (9.94)        499
2001          14.63        (0.06)             (0.73)         (0.00)          (1.92)           11.92       (6.48)         50
2000 3        14.55        (0.05)              0.13          (0.00)          (0.00)           14.63        0.55           2

CLASS R
2004 3       $ 9.74       $ 0.03 1           $ 1.02         $(0.04)         $(0.00)          $10.75       10.84%   $    420



                                                RATIO            RATIO OF NET
                            RATIO OF NET     OF EXPENSES      INVESTMENT INCOME/
               RATIO OF      INVESTMENT      TO AVERAGE       (LOSS) TO AVERAGE
               EXPENSES     INCOME/(LOSS)    NET ASSETS           NET ASSETS         PORTFOLIO
              TO AVERAGE     TO AVERAGE      (BEFORE FEE         (BEFORE FEE         TURNOVER
              NET ASSETS     NET ASSETS        WAIVERS)            WAIVERS)            RATE
----------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------
CLASS I
2004             1.41%           0.74%           1.41%               0.74%               117%
2003             1.38            1.06            1.38                1.06                 90
2002             1.34            0.63            1.34                0.63                 63
2001             1.45            0.21            1.50                0.16                161
2000             1.43            0.06            1.49                0.00                124

CLASS A
2004             1.66%           0.49%           1.66%               0.49%               117%
2003             1.63            0.81            1.63                0.81                 90
2002             1.59            0.38            1.59                0.38                 63
2001             1.70           (0.04)           1.75               (0.09)               161
2000             1.68           (0.19)           1.74               (0.25)               124

CLASS B
2004             2.36%          (0.21)%          2.36%              (0.21)%              117%
2003             2.34            0.10            2.34                0.10                 90
2002             2.30           (0.33)           2.30               (0.33)                63
2001             2.41           (0.75)           2.46               (0.80)               161
2000             2.39           (0.90)           2.45               (0.96)               124

CLASS C
2004             2.36%          (0.21)%          2.36%              (0.21)%              117%
2003             2.34            0.10            2.34                0.10                 90
2002             2.30           (0.33)           2.30               (0.33)                63
2001             2.41           (0.75)           2.46               (0.80)               161
2000 2           2.39           (0.90)           2.45               (0.96)               124

CLASS R
2004 2           1.98%           0.44%           1.98%               0.44%               117%

----------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
----------------------------------------------------------------------------------------------
CLASS I
2004             0.94%           0.81%           0.94%               0.81%                124%
2003             0.96            1.08            0.96                1.08                  68
2002             0.97            0.47            0.97                0.47                 112
2001             0.99            0.08            1.04                0.03                  34
2000             1.00            0.03            1.06               (0.03)                 37

CLASS A
2004             1.19%           0.56%           1.19%               0.56%                124%
2003             1.21            0.83            1.21                0.83                  68
2002             1.22            0.22            1.22                0.22                 112
2001             1.24           (0.17)           1.29               (0.22)                 34
2000             1.25           (0.22)           1.31               (0.28)                 37

CLASS B
2004             1.89%          (0.14)%          1.89%              (0.14)%               124%
2003             1.92            0.12            1.92                0.12                  68
2002             1.93           (0.49)           1.93               (0.49)                112
2001             1.94           (0.87)           1.94               (0.87)                 34
2000             1.96           (0.93)           1.96               (0.93)                 37

CLASS C
2004             1.89%          (0.14)%          1.89%              (0.14)%               124%
2003             1.92            0.12            1.92                0.12                  68
2002             1.93           (0.49)           1.93               (0.49)                112
2001             1.94           (0.87)           1.94               (0.87)                 34
2000 3           1.96           (0.93)           1.96               (0.93)                 37

CLASS R
2004 3           1.49%           0.26%           1.49%               0.26%                124%

+  TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN EXCLUDES
   SALES CHARGE.
1  PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
2  INTERNATIONAL EQUITY FUND CLASS C AND CLASS R COMMENCED OPERATIONS ON JANUARY 5, 2000 AND
   JULY 31, 2003, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
3  LARGE CAP CORE EQUITY FUND CLASS C AND CLASS R COMMENCED OPERATIONS ON JANUARY 20, 2000 AND
   JULY 31, 2003, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA EQUITY FUNDS
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS
FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED


            NET ASSET                     REALIZED AND    DIVIDENDS      DISTRIBUTIONS
              VALUE,         NET           UNREALIZED      FROM NET        FROM NET        NET ASSETS             NET ASSETS
            BEGINNING    INVESTMENT        GAIN (LOSS)    INVESTMENT       REALIZED        VALUE, END    TOTAL      END OF
             OF YEAR    INCOME/(LOSS)    ON INVESTMENTS     INCOME       CAPITAL GAINS      OF YEAR      RETURN+  YEAR (000)
-----------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
CLASS I
2004         $17.13       $ 0.02 1           $ 1.63         $(0.07)         $(0.00)          $18.71        9.64%  $  581,512
2003          19.54         0.06 1            (2.41)         (0.06)          (0.00)           17.13      (12.03)     542,371
2002          24.36         0.01 1            (4.62)         (0.00)          (0.21)           19.54      (19.03)     699,863
2001          28.89        (0.01) 1           (3.40)         (0.00)          (1.12)           24.36      (12.26)     965,165
2000          24.61         0.00 1             4.55          (0.01)          (0.26)           28.89       18.49    1,251,015

CLASS A
2004         $16.95       $(0.03) 1          $ 1.61         $(0.04)         $(0.00)          $18.49        9.34%  $  142,015
2003          19.34         0.02 1            (2.39)         (0.02)          (0.00)           16.95      (12.26)     136,358
2002          24.17        (0.04) 1           (4.58)         (0.00)          (0.21)           19.34      (19.23)     103,258
2001          28.76        (0.07) 1           (3.40)         (0.00)          (1.12)           24.17      (12.53)     139,717
2000          24.55        (0.06) 1            4.53          (0.00)          (0.26)           28.76       18.22      180,000

CLASS B
2004         $16.38       $(0.15) 1          $ 1.57         $(0.02)         $(0.00)          $17.78        8.66%  $    9,673
2003          18.81        (0.09) 1           (2.34)         (0.00)          (0.00)           16.38      (12.92)       3,363
2002          23.67        (0.19) 1           (4.46)         (0.00)          (0.21)           18.81      (19.77)       2,972
2001          28.37        (0.26) 1           (3.32)         (0.00)          (1.12)           23.67      (13.10)       3,770
2000          24.33        (0.26) 1            4.56          (0.00)          (0.26)           28.37       17.68        3,713

CLASS C
2004         $16.40       $(0.15) 1          $ 1.57         $(0.02)         $(0.00)          $17.80        8.70%  $    1,146
2003          18.82        (0.09) 1           (2.33)         (0.00)          (0.00)           16.40      (12.91)         576
2002          23.69        (0.19) 1           (4.47)         (0.00)          (0.21)           18.82      (19.79)         654
2001          28.38        (0.26) 1           (3.31)         (0.00)          (1.12)           23.69      (13.06)         436
2000 2        28.04        (0.08) 1            0.42          (0.00)          (0.00)           28.38        1.21          263

CLASS R
2004 2       $17.38       $(0.13) 1          $ 1.24         $(0.04)         $(0.00)          $18.45        6.41%  $      301

-----------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------
CLASS I
2004         $14.07       $ 0.21 1           $ 2.38         $(0.22)         $(0.00)          $16.44       18.52%  $  526,031
2003          15.83         0.21 1            (1.73)         (0.21)          (0.03)           14.07       (9.46)     505,108
2002          17.39         0.19 1            (0.88)         (0.19)          (0.68)           15.83       (3.84)     743,804
2001          16.03         0.25               1.71          (0.28)          (0.32)           17.39       12.67      700,811
2000          18.80         0.35              (1.85)         (0.36)          (0.91)           16.03       (7.95)     500,135

CLASS A
2004         $14.03       $ 0.18 1           $ 2.37         $(0.19)         $(0.00)          $16.39       18.24%  $   41,023
2003          15.80         0.19 1            (1.75)         (0.18)          (0.03)           14.03       (9.78)      34,207
2002          17.36         0.15 1            (0.88)         (0.15)          (0.68)           15.80       (4.10)      39,511
2001          16.00         0.21               1.71          (0.24)          (0.32)           17.36       12.42       43,511
2000          18.79         0.30              (1.87)         (0.31)          (0.91)           16.00       (8.30)       9,070

CLASS B
2004         $13.97       $ 0.06 1           $ 2.38         $(0.11)         $(0.00)          $16.30       17.47%  $   10,499
2003          15.73         0.09 1            (1.74)         (0.08)          (0.03)           13.97      (10.45)       7,022
2002          17.29         0.03 1            (0.88)         (0.03)          (0.68)           15.73       (4.81)       9,521
2001          15.93         0.09               1.72          (0.13)          (0.32)           17.29       11.69       12,458
2000          18.69         0.19              (1.84)         (0.20)          (0.91)           15.93       (8.77)       1,357

CLASS C
2004         $13.94       $ 0.02 1           $ 2.40         $(0.12)         $(0.00)          $16.24       17.36%  $      697
2003          15.70         0.10 1            (1.74)         (0.09)          (0.03)           13.94      (10.42)         305
2002          17.27         0.04 1            (0.88)         (0.05)          (0.68)           15.70       (4.77)         341
2001          15.93         0.09               1.72          (0.15)          (0.32)           17.27       11.67          187
2000 3        15.27         0.08               0.63          (0.05)          (0.00)           15.93        4.65          105

CLASS R
2004 3       $14.54       $ 0.11 1           $ 1.85         $(0.13)         $(0.00)          $16.37       13.49%  $      491



                                                RATIO            RATIO OF NET
                            RATIO OF NET     OF EXPENSES      INVESTMENT INCOME/
               RATIO OF      INVESTMENT      TO AVERAGE       (LOSS) TO AVERAGE
               EXPENSES     INCOME/(LOSS)    NET ASSETS           NET ASSETS         PORTFOLIO
              TO AVERAGE     TO AVERAGE      (BEFORE FEE         (BEFORE FEE         TURNOVER
              NET ASSETS     NET ASSETS        WAIVERS)            WAIVERS)            RATE
----------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
----------------------------------------------------------------------------------------------
CLASS I
2004             0.93%           0.09%           0.93%               0.09%               144%
2003             0.92            0.35            0.92                0.35                 65
2002             0.92            0.05            0.92                0.05                 52
2001             0.93           (0.03)           0.98               (0.08)                18
2000             0.90            0.01            0.96               (0.05)                25

CLASS A
2004             1.18%          (0.16)%          1.18%              (0.16)%              144%
2003             1.17            0.10            1.17                0.10                 65
2002             1.17           (0.20)           1.17               (0.20)                52
2001             1.18           (0.28)           1.23               (0.33)                18
2000             1.15           (0.24)           1.21               (0.30)                25

CLASS B
2004             1.88%          (0.86)%          1.88%              (0.86)%              144%
2003             1.88           (0.61)           1.88               (0.61)                65
2002             1.88           (0.91)           1.88               (0.91)                52
2001             1.88           (0.98)           1.88               (0.98)                18
2000             1.86           (0.95)           1.86               (0.95)                25

CLASS C
2004             1.88%          (0.86)%          1.88%              (0.86)%              144%
2003             1.88           (0.61)           1.88               (0.61)                65
2002             1.88           (0.91)           1.88               (0.91)                52
2001             1.88           (0.98)           1.88               (0.98)                18
2000 2           1.86           (0.95)           1.86               (0.95)                25

CLASS R
2004 2           1.49%          (0.59)%          1.49%              (0.59)%              144%

----------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
----------------------------------------------------------------------------------------------
CLASS I
2004             0.94%           1.38%           0.94%               1.38%                47%
2003             0.93            1.62            0.93                1.62                 34
2002             0.92            1.15            0.92                1.15                 39
2001             0.97            1.54            1.02                1.49                 67
2000             0.92            2.07            0.98                2.01                 40

CLASS A
2004             1.19%           1.13%           1.19%               1.13%                47%
2003             1.18            1.37            1.18                1.37                 34
2002             1.17            0.90            1.17                0.90                 39
2001             1.22            1.29            1.27                1.24                 67
2000             1.17            1.82            1.23                1.76                 40

CLASS B
2004             1.89%           0.43%           1.89%               0.43%                47%
2003             1.89            0.66            1.89                0.66                 34
2002             1.88            0.19            1.88                0.19                 39
2001             1.92            0.59            1.92                0.59                 67
2000             1.88            1.11            1.88                1.11                 40

CLASS C
2004             1.89%           0.43%           1.89%               0.43%                47%
2003             1.89            0.66            1.89                0.66                 34
2002             1.88            0.19            1.88                0.19                 39
2001             1.93            0.59            1.93                0.59                 67
2000 3           1.88            1.11            1.88                1.11                 40

CLASS R
2004 3           1.48%           0.73%           1.48%               0.73%                47%

+  TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN EXCLUDES
   SALES CHARGE.
1  PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
2  LARGE CAP GROWTH FUND CLASS C AND CLASS R COMMENCED OPERATIONS ON JANUARY 27, 2000 AND JULY
   31, 2003, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
3  LARGE CAP VALUE FUND CLASS C AND CLASS R COMMENCED OPERATIONS ON JANUARY 27, 2000 AND JULY
   31, 2003, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
4  MID CAP GROWTH FUND CLASS C COMMENCED OPERATIONS ON JUNE 15, 2000. ALL RATIOS FOR THE PERIOD
   HAVE BEEN ANNUALIZED.
5  MID CAP VALUE FUND CLASS I AND CLASS A COMMENCED OPERATIONS ON JULY 1, 2002; CLASS B AND
   CLASS C COMMENCED OPERATIONS ON JUNE 2, 2003; AND CLASS R COMMENCED OPERATIONS ON JULY 31,
   2003, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


            NET ASSET                     REALIZED AND    DIVIDENDS      DISTRIBUTIONS
              VALUE,         NET           UNREALIZED      FROM NET        FROM NET        NET ASSETS              NET ASSETS
            BEGINNING    INVESTMENT        GAIN (LOSS)    INVESTMENT       REALIZED        VALUE, END    TOTAL       END OF
             OF YEAR   INCOME/(LOSS) 1   ON INVESTMENTS     INCOME       CAPITAL GAINS      OF YEAR      RETURN+   YEAR (000)
------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004         $ 5.70       $(0.04)            $ 0.93         $(0.00)         $(0.00)          $ 6.59       15.63%    $ 67,969
2003           6.49        (0.05)             (0.74)         (0.00)          (0.00)            5.70      (12.17)      74,852
2002           8.08        (0.06)             (1.53)         (0.00)          (0.00)            6.49      (19.68)     143,328
2001          15.84        (0.08)             (3.14)         (0.00)          (4.54)            8.08      (23.89)     195,291
2000          14.27        (0.12)              6.34          (0.00)          (4.65)           15.84       51.90      281,161

CLASS A
2004         $ 5.48       $(0.06)            $ 0.90         $(0.00)         $(0.00)          $ 6.32       15.33%    $ 19,092
2003           6.26        (0.06)             (0.72)         (0.00)          (0.00)            5.48      (12.46)      16,476
2002           7.80        (0.08)             (1.46)         (0.00)          (0.00)            6.26      (19.74)      19,943
2001          15.53        (0.10)             (3.09)         (0.00)          (4.54)            7.80      (24.23)      28,107
2000          14.10        (0.15)              6.23          (0.00)          (4.65)           15.53       51.48       46,183

CLASS B
2004         $ 4.53       $(0.08)            $ 0.74         $(0.00)         $(0.00)          $ 5.19       14.57%    $  3,429
2003           5.21        (0.08)             (0.60)         (0.00)          (0.00)            4.53      (13.05)       4,157
2002           6.55        (0.11)             (1.23)         (0.00)          (0.00)            5.21      (20.46)       6,899
2001          13.95        (0.16)             (2.70)         (0.00)          (4.54)            6.55      (24.69)      11,339
2000          13.14        (0.24)              5.70          (0.00)          (4.65)           13.95       50.40       18,584

CLASS C
2004         $ 4.59       $(0.08)            $ 0.76         $(0.00)         $(0.00)          $ 5.27       14.82%    $    366
2003           5.29        (0.08)             (0.62)         (0.00)          (0.00)            4.59      (13.23)         220
2002           6.64        (0.11)             (1.24)         (0.00)          (0.00)            5.29      (20.33)         240
2001 4        15.11        (0.12)             (3.81)         (0.00)          (4.54)            6.64      (29.86)         142

-----------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------
CLASS I
2004         $10.11       $ 0.04             $ 2.69         $(0.07)         $(0.23)          $12.54       27.24%    $ 52,453
2003 5        10.00         0.07               0.07          (0.03)          (0.00)           10.11        1.38       36,319

CLASS A
2004         $10.05       $ 0.00             $ 2.68         $(0.06)         $(0.23)          $12.44       26.85%    $  5,313
2003 5        10.00         0.06               0.01          (0.02)          (0.00)           10.05        0.71        1,299

CLASS B
2004 5       $10.14       $(0.08)            $ 2.56         $(0.02)         $(0.23)          $12.37       24.64%    $  3,472

CLASS C
2004 5       $10.14       $(0.08)            $ 2.60         $(0.01)         $(0.23)          $12.42       24.96%    $    858

CLASS R
2004 5       $10.55       $(0.05)            $ 2.20         $(0.05)         $(0.23)          $12.42       20.59%    $    261



                                               RATIO             RATIO OF NET
                            RATIO OF NET     OF EXPENSES      INVESTMENT INCOME/
               RATIO OF      INVESTMENT      TO AVERAGE       (LOSS) TO AVERAGE
               EXPENSES     INCOME/(LOSS)    NET ASSETS           NET ASSETS         PORTFOLIO
              TO AVERAGE     TO AVERAGE      (BEFORE FEE         (BEFORE FEE         TURNOVER
              NET ASSETS     NET ASSETS        WAIVERS)            WAIVERS)            RATE
----------------------------------------------------------------------------------------------
MID CAP GROWTH FUND
----------------------------------------------------------------------------------------------
CLASS I
2004             1.13%           (0.69)%         1.26%               (0.82)%             228%
2003             1.30            (0.92)          1.30                (0.92)               66
2002             1.27            (0.92)          1.27                (0.92)               68
2001             1.26            (0.64)          1.31                (0.69)              191
2000             1.29            (0.75)          1.29                (0.75)              110

CLASS A
2004             1.38%           (0.94)%         1.51%               (1.07)%             228%
2003             1.55            (1.17)          1.55                (1.17)               66
2002             1.52            (1.17)          1.52                (1.17)               68
2001             1.50            (0.88)          1.55                (0.93)              191
2000             1.54            (1.00)          1.54                (1.00)              110

CLASS B
2004             2.08%           (1.64)%         2.21%               (1.77)%             228%
2003             2.26            (1.88)          2.26                (1.88)               66
2002             2.23            (1.88)          2.23                (1.88)               68
2001             2.21            (1.59)          2.21                (1.59)              191
2000             2.29            (1.75)          2.29                (1.75)              110

CLASS C
2004             2.08%           (1.64)%         2.21%               (1.77)%             228%
2003             2.26            (1.88)          2.26                (1.88)               66
2002             2.23            (1.88)          2.23                (1.88)               68
2001 4           2.21            (1.59)          2.21                (1.59)              191

----------------------------------------------------------------------------------------------
MID CAP VALUE FUND
----------------------------------------------------------------------------------------------
CLASS I
2004             1.07%            0.36%          1.20%                0.23%               87%
2003 5           0.93             0.89           1.24                 0.58                76

CLASS A
2004             1.32%            0.11%          1.45%               (0.02)%              87%
2003 5           1.18             0.64           1.49                 0.33                76

CLASS B
2004 5           2.05%           (0.62)%         2.18%               (0.75)%              87%

CLASS C
2004 5           2.05%           (0.62)%         2.18%               (0.75)%              87%

CLASS R
2004 5           1.58%           (0.35)%         1.80%               (0.57)%              87%

ARMADA EQUITY FUNDS
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS
FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED


            NET ASSET                     REALIZED AND    DIVIDENDS      DISTRIBUTIONS
              VALUE,         NET           UNREALIZED      FROM NET        FROM NET        NET ASSETS             NET ASSETS
            BEGINNING    INVESTMENT        GAIN (LOSS)    INVESTMENT       REALIZED        VALUE, END    TOTAL      END OF
             OF YEAR       INCOME        ON INVESTMENTS     INCOME       CAPITAL GAINS      OF YEAR      RETURN+  YEAR (000)
------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004         $ 8.30       $ 0.12 1           $ 1.36         $(0.11)         $(0.00)          $ 9.67       17.98%    $387,699
2003           9.21         0.11 1            (0.91)         (0.11)          (0.00)            8.30       (8.55)     281,426
2002          10.84         0.11 1            (1.63)         (0.11)          (0.00)            9.21      (14.11)     311,120
2001          12.25         0.11              (1.41)         (0.11)          (0.00)           10.84      (10.64)     332,015
2000          11.32         0.13               0.99          (0.13)          (0.06)           12.25        9.92      354,637

CLASS A
2004         $ 8.29       $ 0.10 1           $ 1.34         $(0.09)         $(0.00)          $ 9.64       17.47%    $ 16,111
2003           9.18         0.09 1            (0.89)         (0.09)          (0.00)            8.29       (8.57)      12,571
2002          10.82         0.08 1            (1.64)         (0.08)          (0.00)            9.18      (14.44)       7,889
2001          12.22         0.08              (1.40)         (0.08)          (0.00)           10.82      (10.82)       7,777
2000          11.29         0.09               1.01          (0.11)          (0.06)           12.22        9.70        8,253

CLASS B
2004         $ 8.24       $ 0.03 1           $ 1.33         $(0.03)         $(0.00)          $ 9.57       16.57%    $  3,120
2003           9.14         0.04 1            (0.90)         (0.04)          (0.00)            8.24       (9.40)       1,914
2002          10.79         0.01 1            (1.64)         (0.02)          (0.00)            9.14      (15.16)       1,470
2001          12.20         0.01              (1.41)         (0.01)          (0.00)           10.79      (11.47)       1,080
2000 2        12.04         0.01               0.17          (0.02)          (0.00)           12.20        1.46          524

CLASS C
2004         $ 8.25       $ 0.03 1           $ 1.35         $(0.04)         $(0.00)          $ 9.59       16.70%    $  1,698
2003           9.15         0.03 1            (0.89)         (0.04)          (0.00)            8.25       (9.41)         881
2002          10.79         0.01 1            (1.64)         (0.01)          (0.00)            9.15      (15.08)         885
2001          12.20         0.00              (1.40)         (0.01)          (0.00)           10.79      (11.51)         649
2000 2        12.61         0.01              (0.41)         (0.01)          (0.00)           12.20       (3.17)         277

CLASS R
2004 2       $ 8.51       $ 0.06 1           $ 1.12         $(0.06)         $(0.00)          $ 9.63       13.84%    $  1,424

------------------------------------------------------------------------------------------------------------------------------
SMALL CAP CORE FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004 3       $10.00       $(0.01) 1          $(0.49)        $(0.00)         $(0.00)          $ 9.50       (5.00)%   $ 28,986

CLASS A
2004 3       $10.00       $(0.01) 1          $(0.49)        $(0.00)         $(0.00)          $ 9.50       (5.00)%   $    241

CLASS B
2004 3       $10.00       $(0.02) 1          $(0.49)        $(0.00)         $(0.00)          $ 9.49       (5.10)%   $     24

CLASS C
2004 3       $10.00       $(0.02) 1          $(0.48)        $(0.00)         $(0.00)          $ 9.50       (5.00)%   $    300



                                              RATIO             RATIO OF NET
                           RATIO OF NET     OF EXPENSES      INVESTMENT INCOME/
              RATIO OF      INVESTMENT      TO AVERAGE       (LOSS) TO AVERAGE
              EXPENSES     INCOME/(LOSS)    NET ASSETS           NET ASSETS         PORTFOLIO
             TO AVERAGE     TO AVERAGE      (BEFORE FEE         (BEFORE FEE         TURNOVER
             NET ASSETS     NET ASSETS        WAIVERS)            WAIVERS)            RATE
---------------------------------------------------------------------------------------------
S&P 500 INDEX FUND
---------------------------------------------------------------------------------------------
CLASS I
2004            0.34%           1.32%           0.49%               1.17%                 1%
2003            0.35            1.43            0.50                1.28                  7
2002            0.33            1.09            0.48                0.94                  4
2001            0.36            0.94            0.61                0.69                 15
2000            0.34            1.02            0.59                0.77                 48

CLASS A
2004            0.59%           1.07%           0.74%               0.92%                 1%
2003            0.60            1.18            0.75                1.03                  7
2002            0.58            0.84            0.73                0.69                  4
2001            0.61            0.69            0.86                0.44                 15
2000            0.59            0.77            0.84                0.52                 48

CLASS B
2004            1.34%           0.32%           1.49%               0.17%                 1%
2003            1.35            0.43            1.50                0.28                  7
2002            1.33            0.09            1.48               (0.06)                 4
2001            1.36           (0.06)           1.51               (0.21)                15
2000 2          1.34            0.02            1.49               (0.13)                48

CLASS C
2004            1.34%           0.32%           1.49%               0.17%                 1%
2003            1.35            0.43            1.50                0.28                  7
2002            1.33            0.09            1.48               (0.06)                 4
2001            1.36           (0.06)           1.51               (0.21)                15
2000 2          1.34            0.02            1.49               (0.13)                48

CLASS R
2004 2          0.93%           0.73%           1.08%               0.58%                 1%

---------------------------------------------------------------------------------------------
SMALL CAP CORE FUND
---------------------------------------------------------------------------------------------
CLASS I
2004 3          1.31%          (0.67)%          1.31%              (0.67)%                4%

CLASS A
2004 3          1.56%          (0.92)%          1.56%              (0.92)%                4%

CLASS B
2004 3          2.26%          (1.62)%          2.26%              (1.62)%                4%

CLASS C
2004 3          2.26%          (1.62)%          2.26%              (1.62)%                4%

+  TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN
   EXCLUDES SALES CHARGE.
1  PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
2  S&P 500 INDEX FUND CLASS B, CLASS C AND CLASS R COMMENCED OPERATIONS ON JANUARY 4, 2000,
   JANUARY 17, 2000 AND JULY 31, 2003, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS
   HAVE BEEN ANNUALIZED.
3  SMALL CAP CORE FUND COMMENCED OPERATIONS ON APRIL 2, 2004. ALL RATIOS FOR THE PERIOD HAVE
   BEEN ANNUALIZED.
4  SMALL CAP GROWTH FUND CLASS C AND CLASS R COMMENCED OPERATIONS ON JANUARY 20, 2000 AND
   JULY 31, 2003, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
5  SMALL CAP VALUE FUND CLASS C COMMENCED OPERATIONS ON JANUARY 27, 2000. ALL RATIOS FOR THE
   PERIOD HAVE BEEN ANNUALIZED.
6  INCLUDES A TAX RETURN OF CAPITAL OF $(0.01) AND $(0.01) FOR CLASS I AND CLASS A,
   RESPECTIVELY, FOR SMALL CAP VALUE FUND.

SEE NOTES TO FINANCIAL STATEMENTS.


            NET ASSET                     REALIZED AND    DIVIDENDS      DISTRIBUTIONS
              VALUE,         NET           UNREALIZED      FROM NET        FROM NET        NET ASSETS             NET ASSETS
            BEGINNING    INVESTMENT        GAIN (LOSS)    INVESTMENT       REALIZED        VALUE, END    TOTAL      END OF
             OF YEAR    INCOME/(LOSS)    ON INVESTMENTS     INCOME       CAPITAL GAINS      OF YEAR      RETURN+  YEAR (000)
------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004         $ 7.70       $(0.09) 1          $ 1.48         $(0.00)         $(0.00)          $ 9.09       18.05%    $134,244
2003           9.18        (0.06) 1           (1.42)         (0.00)          (0.00)            7.70      (16.12)     156,646
2002          11.56        (0.09) 1           (2.29)         (0.00)          (0.00)            9.18      (20.59)     268,485
2001          14.91        (0.06) 1           (1.93)         (0.00)          (1.36)           11.56      (14.72)     304,754
2000          10.14        (0.04) 1            4.81          (0.00)          (0.00)           14.91       47.04      157,306

CLASS A
2004         $ 7.59       $(0.11) 1          $ 1.46         $(0.00)         $(0.00)          $ 8.94       17.79%    $ 22,493
2003           9.07        (0.08) 1           (1.40)         (0.00)          (0.00)            7.59      (16.32)      18,814
2002          11.44        (0.12) 1           (2.25)         (0.00)          (0.00)            9.07      (20.72)      21,941
2001          14.81        (0.09) 1           (1.92)         (0.00)          (1.36)           11.44      (14.97)      31,327
2000          10.11        (0.07) 1            4.77          (0.00)          (0.00)           14.81       46.49        2,710

CLASS B
2004         $ 7.30       $(0.17) 1          $ 1.41         $(0.00)         $(0.00)          $ 8.54       16.99%    $  5,186
2003           8.79        (0.12) 1           (1.37)         (0.00)          (0.00)            7.30      (16.95)       5,141
2002          11.16        (0.18) 1           (2.19)         (0.00)          (0.00)            8.79      (21.24)       8,055
2001          14.58        (0.18) 1           (1.88)         (0.00)          (1.36)           11.16      (15.59)      13,010
2000          10.01        (0.17) 1            4.74          (0.00)          (0.00)           14.58       45.65          372

CLASS C
2004         $ 7.32       $(0.17) 1          $ 1.41         $(0.00)         $(0.00)          $ 8.56       16.94%    $    719
2003           8.81        (0.12) 1           (1.37)         (0.00)          (0.00)            7.32      (16.91)         390
2002          11.19        (0.18) 1           (2.20)         (0.00)          (0.00)            8.81      (21.27)         476
2001          14.57        (0.18) 1           (1.84)         (0.00)          (1.36)           11.19      (15.32)         374
2000 4        16.20        (0.07) 1           (1.56)         (0.00)          (0.00)           14.57      (10.06)          77

CLASS R
2004 4       $ 8.13       $(0.11) 1          $ 0.90         $(0.00)         $(0.00)          $ 8.92        9.72%    $    168

------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004         $17.61       $ 0.02 1           $ 5.13         $(0.06)         $(0.52)          $22.18       29.35%    $831,470
2003          20.64         0.08 1            (2.18)         (0.09) 6        (0.84)           17.61       (9.69)     773,213
2002          19.07         0.10 1             3.38          (0.15)          (1.76)           20.64       19.61      932,705
2001          15.15         0.22               4.36          (0.25)          (0.41)           19.07       30.89      549,218
2000          13.65         0.27               1.45          (0.22)          (0.00)           15.15       12.87      354,347

CLASS A
2004         $17.04       $(0.04) 1          $ 4.96         $(0.02)         $(0.52)          $21.42       28.96%    $202,755
2003          20.03         0.03 1            (2.11)         (0.07) 6        (0.84)           17.04       (9.88)     147,501
2002          18.57         0.04 1             3.29          (0.11)          (1.76)           20.03       19.31       43,052
2001          14.77         0.19               4.23          (0.21)          (0.41)           18.57       30.55       12,315
2000          13.31         0.27               1.38          (0.19)          (0.00)           14.77       12.59        9,727

CLASS B
2004         $16.67       $(0.18) 1          $ 4.85         $(0.00)         $(0.52)          $20.82       28.10%    $ 15,844
2003          19.68        (0.08) 1           (2.09)         (0.00)          (0.84)           16.67      (10.56)      10,944
2002          18.34        (0.09) 1            3.24          (0.05)          (1.76)           19.68       18.48        7,465
2001          14.62         0.09               4.16          (0.12)          (0.41)           18.34       29.62        1,483
2000          13.19         0.14               1.41          (0.12)          (0.00)           14.62       11.87          742

CLASS C
2004         $16.65       $(0.18) 1          $ 4.84         $(0.00)         $(0.52)          $20.79       28.15%    $ 20,622
2003          19.65        (0.08) 1           (2.08)         (0.00)          (0.84)           16.65      (10.52)      11,799
2002          18.34        (0.12) 1            3.27          (0.08)          (1.76)           19.65       18.46        5,100
2001          14.62         0.11               4.14          (0.12)          (0.41)           18.34       29.62          361
2000 5        13.07         0.01               1.54          (0.00)          (0.00)           14.62       11.86           68



                                              RATIO             RATIO OF NET
                           RATIO OF NET     OF EXPENSES      INVESTMENT INCOME/
              RATIO OF      INVESTMENT      TO AVERAGE       (LOSS) TO AVERAGE
              EXPENSES     INCOME/(LOSS)    NET ASSETS           NET ASSETS         PORTFOLIO
             TO AVERAGE     TO AVERAGE      (BEFORE FEE         (BEFORE FEE         TURNOVER
             NET ASSETS     NET ASSETS        WAIVERS)            WAIVERS)            RATE
---------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
---------------------------------------------------------------------------------------------
CLASS I
2004            1.23%          (1.02)%          1.23%              (1.02)%              340%
2003            1.29           (0.92)           1.29               (0.92)               119
2002            1.24           (0.88)           1.24               (0.88)               122
2001            1.27           (0.44)           1.32               (0.49)               174
2000            1.23           (0.28)           1.29               (0.34)               155

CLASS A
2004            1.48%          (1.27)%          1.48%              (1.27)%              340%
2003            1.54           (1.17)           1.54               (1.17)               119
2002            1.49           (1.13)           1.49               (1.13)               122
2001            1.52           (0.69)           1.57               (0.74)               174
2000            1.48           (0.53)           1.54               (0.59)               155

CLASS B
2004            2.18%          (1.97)%          2.18%              (1.97)%              340%
2003            2.25           (1.88)           2.25               (1.88)               119
2002            2.20           (1.84)           2.20               (1.84)               122
2001            2.22           (1.39)           2.27               (1.44)               174
2000            2.19           (1.24)           2.25               (1.30)               155

CLASS C
2004            2.18%          (1.97)%          2.18%              (1.97)%              340%
2003            2.25           (1.88)           2.25               (1.88)               119
2002            2.20           (1.84)           2.20               (1.84)               122
2001            2.22           (1.39)           2.27               (1.44)               174
2000 4          2.19           (1.24)           2.25               (1.30)               155

CLASS R
2004 4          1.70%          (1.62)%          1.70%              (1.62)%              340%

---------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
---------------------------------------------------------------------------------------------
CLASS I
2004            1.18%           0.07%           1.18%               0.07%               116%
2003            1.20            0.48            1.20                0.48                127
2002            1.16            0.54            1.16                0.54                106
2001            1.20            1.35            1.25                1.30                128
2000            1.21            1.97            1.27                1.91                120

CLASS A
2004            1.43%          (0.19)%          1.43%              (0.19)%              116%
2003            1.45            0.23            1.45                0.23                127
2002            1.41            0.29            1.41                0.29                106
2001            1.45            1.10            1.50                1.05                128
2000            1.46            1.72            1.52                1.66                120

CLASS B
2004            2.13%          (0.90)%          2.13%              (0.90)%              116%
2003            2.16           (0.48)           2.16               (0.48)               127
2002            2.12           (0.42)           2.12               (0.42)               106
2001            2.15            0.40            2.15                0.35                128
2000            2.17            1.01            2.17                0.95                120

CLASS C
2004            2.13%          (0.90)%          2.13%              (0.90)%              116%
2003            2.16           (0.48)           2.16               (0.48)               127
2002            2.12           (0.42)           2.12               (0.42)               106
2001            2.15            0.40            2.15                0.35                128
2000 5          2.17            1.01            2.17                0.95                120

ARMADA EQUITY FUNDS
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS
FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED


            NET ASSET                     REALIZED AND    DIVIDENDS      DISTRIBUTIONS
              VALUE,         NET           UNREALIZED      FROM NET        FROM NET        NET ASSETS             NET ASSETS
            BEGINNING    INVESTMENT        GAIN (LOSS)    INVESTMENT       REALIZED        VALUE, END    TOTAL      END OF
             OF YEAR    INCOME/(LOSS)    ON INVESTMENTS     INCOME       CAPITAL GAINS      OF YEAR      RETURN+  YEAR (000)
------------------------------------------------------------------------------------------------------------------------------
TAX MANAGED EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004         $ 9.37       $ 0.10 1           $ 1.58         $(0.10)         $(0.80)          $10.15       18.35%    $109,059
2003          11.08         0.08 1            (1.63)         (0.07)          (0.09)            9.37      (13.94)     137,414
2002          12.60         0.04 1            (1.52)         (0.04)          (0.00)           11.08      (11.80)     177,587
2001          14.29         0.02              (1.67)         (0.01)          (0.03)           12.60      (11.53)     220,077
2000          12.13         0.03               2.16          (0.02)          (0.01)           14.29       18.06      257,548

CLASS A
2004         $ 9.38       $ 0.07 1           $ 1.59         $(0.08)         $(0.80)          $10.16       18.05%    $ 11,482
2003          11.09         0.05 1            (1.63)         (0.04)          (0.09)            9.38      (14.15)      12,377
2002          12.62         0.01 1            (1.53)         (0.01)          (0.00)           11.09      (12.05)      15,755
2001          14.33        (0.01)             (1.67)         (0.00)          (0.03)           12.62      (11.76)      17,645
2000          12.16         0.00               2.18          (0.00)          (0.01)           14.33       18.01       17,372

CLASS B
2004         $ 9.13       $ 0.00 1           $ 1.53         $(0.01)         $(0.80)          $ 9.85       17.09%    $  6,477
2003          10.82        (0.01) 1           (1.59)         (0.00)          (0.09)            9.13      (14.76)       6,350
2002          12.38        (0.07) 1           (1.49)         (0.00)          (0.00)           10.82      (12.60)       8,981
2001          14.16        (0.10)             (1.65)         (0.00)          (0.03)           12.38      (12.39)      10,771
2000          12.12        (0.07)              2.12          (0.00)          (0.01)           14.16       16.95       11,135

CLASS C
2004         $ 9.10       $ 0.00 1           $ 1.53         $(0.01)         $(0.80)          $ 9.82       17.18%    $    753
2003          10.78        (0.01) 1           (1.58)         (0.00)          (0.09)            9.10      (14.73)         586
2002          12.35        (0.07) 1           (1.50)         (0.00)          (0.00)           10.78      (12.71)         981
2001          14.16        (0.12)             (1.66)         (0.00)          (0.03)           12.35      (12.60)         880
2000 2        14.01        (0.03)              0.18          (0.00)          (0.00)           14.16        1.07          453



                                              RATIO             RATIO OF NET
                           RATIO OF NET     OF EXPENSES      INVESTMENT INCOME/
              RATIO OF      INVESTMENT      TO AVERAGE       (LOSS) TO AVERAGE
              EXPENSES     INCOME/(LOSS)    NET ASSETS           NET ASSETS         PORTFOLIO
             TO AVERAGE     TO AVERAGE      (BEFORE FEE         (BEFORE FEE         TURNOVER
             NET ASSETS     NET ASSETS        WAIVERS)            WAIVERS)            RATE
---------------------------------------------------------------------------------------------
TAX MANAGED EQUITY FUND
---------------------------------------------------------------------------------------------
CLASS I
2004            0.82%           0.97%           0.94%               0.85%                 0%
2003            0.95            0.83            0.95                0.83                  0
2002            0.93            0.33            0.93                0.33                  0
2001            0.97            0.11            1.02                0.06                  1
2000            0.95            0.19            1.01                0.13                  3

CLASS A
2004            1.07%           0.72%           1.19%               0.60%                 0%
2003            1.20            0.58            1.20                0.58                  0
2002            1.18            0.08            1.18                0.08                  0
2001            1.22           (0.14)           1.27               (0.19)                 1
2000            1.20           (0.06)           1.26               (0.12)                 3

CLASS B
2004            1.77%           0.02%           1.89%              (0.10)%                0%
2003            1.91           (0.13)           1.91               (0.13)                 0
2002            1.89           (0.63)           1.89               (0.63)                 0
2001            1.92           (0.84)           1.92               (0.89)                 1
2000            1.91           (0.77)           1.91               (0.83)                 3

CLASS C
2004            1.77%           0.02%           1.89%              (0.10)%                0%
2003            1.91           (0.13)           1.91               (0.13)                 0
2002            1.89           (0.63)           1.89               (0.63)                 0
2001            1.92           (0.84)           1.92               (0.89)                 1
2000 2          1.91           (0.77)           1.97               (0.83)                 3

+  TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN
   EXCLUDES SALES CHARGE.
1  PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
2  TAX MANAGED EQUITY FUND CLASS C COMMENCED OPERATIONS ON JANUARY 10, 2000. ALL RATIOS FOR
   THE PERIOD HAVE BEEN ANNUALIZED.
3  AGGRESSIVE ALLOCATION FUND CLASS I, CLASS A, CLASS B AND CLASS C COMMENCED OPERATIONS ON
   MARCH 6, 2001, MARCH 6, 2001, MAY 8, 2001 AND JUNE 28, 2001, RESPECTIVELY. ALL RATIOS FOR
   THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
4  INCLUDES A TAX RETURN OF CAPITAL OF $(0.04), $(0.04), $(0.04) AND $(0.04) FOR CLASS I,
   CLASS A, CLASS B AND CLASS C, RESPECTIVELY, FOR THE AGGRESSIVE ALLOCATION FUND.
5  INCLUDES A TAX RETURN OF CAPITAL OF $(0.07), $(0.06), $(0.05) AND $(0.05) FOR CLASS I,
   CLASS A, CLASS B AND CLASS C, RESPECTIVELY, FOR THE AGGRESSIVE ALLOCATION FUND.
6  BALANCED ALLOCATION FUND CLASS C COMMENCED OPERATIONS ON APRIL 20, 2000. ALL RATIOS FOR
   THE PERIOD HAVE BEEN ANNUALIZED.
7  AS REQUIRED, EFFECTIVE JUNE 1, 2001, BALANCED ALLOCATION FUND ADOPTED THE PROVISIONS OF
   THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN INCLUDING PAYDOWN
   GAINS AND LOSSES AS AN ADJUSTMENT TO INTEREST INCOME. THE EFFECT OF THIS CHANGE FOR THE
   YEAR ENDED MAY 31, 2002 WAS $0.00 ON PER SHARE DATA AND AN INCREASE IN THE RATIO OF NET
   INVESTMENT INCOME TO AVERAGE NET ASSETS OF 0.02%. PER SHARE DATA AND RATIOS FOR PERIODS
   PRIOR TO JUNE 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE.
8  DUE TO INVESTMENT STRATEGY, BALANCED ALLOCATION FUND MAY BUY AND SELL SECURITIES
   FREQUENTLY. THIS MAY RESULT IN HIGH TRANSACTION COSTS AND ADDITIONAL CAPITAL GAINS TAX
   LIABILITIES, AND MAY LOWER FUND PERFORMANCE.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                   ARMADA ASSET ALLOCATION FUNDS
                                                            FINANCIAL HIGHLIGHTS

            NET ASSET                     REALIZED AND    DIVIDENDS      DISTRIBUTIONS
              VALUE,         NET           UNREALIZED      FROM NET        FROM NET        NET ASSETS             NET ASSETS
            BEGINNING    INVESTMENT        GAIN (LOSS)    INVESTMENT       REALIZED        VALUE, END    TOTAL      END OF
             OF YEAR    INCOME/(LOSS)    ON INVESTMENTS     INCOME       CAPITAL GAINS      OF YEAR      RETURN+  YEAR (000)
------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004         $ 8.23       $ 0.07 1           $ 1.00         $(0.04)         $(0.00)          $ 9.26       12.98%    $  6,592
2003           9.08         0.02 1            (0.80)         (0.07) 5        (0.00)            8.23       (8.56)       2,361
2002           9.95         0.10 1            (0.82)         (0.15) 4        (0.00)            9.08       (7.26)       2,854
2001 3        10.00         0.02              (0.06)         (0.01)          (0.00)            9.95       (0.36)       2,492

CLASS A
2004         $ 8.21       $ 0.03 1           $ 1.00         $(0.03)         $(0.00)          $ 9.21       12.54%    $  3,519
2003           9.07         0.00 1            (0.80)         (0.06) 5        (0.00)            8.21       (8.73)       2,744
2002           9.95         0.08 1            (0.83)         (0.13) 4        (0.00)            9.07       (7.54)       2,744
2001 3        10.00         0.02              (0.06)         (0.01)          (0.00)            9.95       (0.38)       2,500

CLASS B
2004         $ 8.13       $(0.02) 1          $ 0.99         $(0.02)         $(0.00)          $ 9.08       11.93%    $  1,431
2003           9.03        (0.05) 1           (0.80)         (0.05) 5        (0.00)            8.13       (9.32)         610
2002           9.95         0.03 1            (0.83)         (0.12) 4        (0.00)            9.03       (8.12)         137
2001 3         9.98         0.00              (0.03)         (0.00)          (0.00)            9.95       (0.30)           7

CLASS C
2004         $ 8.14       $(0.00) 1          $ 0.98         $(0.02)         $(0.00)          $ 9.10       12.01%    $  1,021
2003           9.04        (0.05) 1           (0.80)         (0.05) 5        (0.00)            8.14       (9.34)         241
2002 3         9.89         0.03 1            (0.77)         (0.11) 4        (0.00)            9.04       (8.37)         223

------------------------------------------------------------------------------------------------------------------------------
BALANCED ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004         $ 8.44       $ 0.11 1           $ 0.89         $(0.09)         $(0.00)          $ 9.35       11.93%    $136,752
2003           9.01         0.13 1            (0.55)         (0.15)          (0.00)            8.44       (4.58)     120,329
2002 7         9.72         0.20 1            (0.71)         (0.20)          (0.00)            9.01       (5.27)     157,660
2001          11.68         0.28              (0.42)         (0.27)          (1.55)            9.72       (1.68)     186,724
2000          10.31         0.26               1.35          (0.24)          (0.00)           11.68       15.72       69,517

CLASS A
2004         $ 8.45       $ 0.08 1           $ 0.90         $(0.07)         $(0.00)          $ 9.36       11.67%    $ 16,900
2003           9.02         0.11 1            (0.55)         (0.13)          (0.00)            8.45       (4.80)      16,515
2002 7         9.72         0.17 1            (0.69)         (0.18)          (0.00)            9.02       (5.41)      16,664
2001          11.68         0.29              (0.46)         (0.24)          (1.55)            9.72       (1.92)      13,592
2000          10.31         0.23               1.35          (0.21)          (0.00)           11.68       15.48        3,965

CLASS B
2004         $ 8.46       $ 0.02 1           $ 0.89         $(0.01)         $(0.00)          $ 9.36       10.80%    $  6,985
2003           9.03         0.05 1            (0.55)         (0.07)          (0.00)            8.46       (5.48)       5,879
2002 7         9.73         0.11 1            (0.70)         (0.11)          (0.00)            9.03       (6.06)       5,721
2001          11.70         0.21              (0.46)         (0.17)          (1.55)            9.73       (2.67)       5,551
2000          10.33         0.15               1.36          (0.14)          (0.00)           11.70       14.79          691

CLASS C
2004         $ 8.43       $ 0.03 1           $ 0.88         $(0.01)         $(0.00)          $ 9.33       10.83%    $  1,754
2003           9.00         0.05 1            (0.55)         (0.07)          (0.00)            8.43       (5.49)         680
0027           9.72         0.11 1            (0.71)         (0.12)          (0.00)            9.00       (6.16)         747
2001          11.70         0.21              (0.46)         (0.18)          (1.55)            9.72       (2.70)          22
2000 6        11.88         0.02              (0.20)         (0.00)          (0.00)           11.70       (1.52)           3



                                              RATIO             RATIO OF NET
                           RATIO OF NET     OF EXPENSES      INVESTMENT INCOME/
              RATIO OF      INVESTMENT      TO AVERAGE       (LOSS) TO AVERAGE
              EXPENSES     INCOME/(LOSS)    NET ASSETS           NET ASSETS         PORTFOLIO
             TO AVERAGE     TO AVERAGE      (BEFORE FEE         (BEFORE FEE         TURNOVER
             NET ASSETS     NET ASSETS        WAIVERS)            WAIVERS)           RATE 8
---------------------------------------------------------------------------------------------
AGGRESSIVE ALLOCATION FUND
---------------------------------------------------------------------------------------------
CLASS I
2004            0.30%           0.61%           0.55%               0.36%                42%
2003            0.88            0.23            1.13               (0.02)                78
2002            1.12            1.15            1.37                0.90                 40
2001 3          0.38            1.10            0.76                0.72                  5

CLASS A
2004            0.55%           0.36%           0.80%               0.11%                42%
2003            1.13           (0.02)           1.38               (0.27)                78
2002            1.37            0.90            1.62                0.65                 40
2001 3          0.63            0.85            1.01                0.47                  5

CLASS B
2004            1.15%          (0.24)%          1.40%              (0.49)%               42%
2003            1.74           (0.63)           1.99               (0.88)                78
2002            1.98            0.29            2.23                0.04                 40
2001 3          1.23            0.25            1.56                0.08                  5

CLASS C
2004            1.15%          (0.24)%          1.40%              (0.49)%               42%
2003            1.74           (0.63)           1.99               (0.88)                78
2002 3          1.98            0.29            2.23                0.04                 40

---------------------------------------------------------------------------------------------
BALANCED ALLOCATION FUND
---------------------------------------------------------------------------------------------
CLASS I
2004            0.98%           1.15%           0.98%               1.15%               230%
2003            1.09            1.63            1.09                1.63                171
2002 7          1.00            2.13            1.00                2.13                106
2001            1.03            2.31            1.08                2.26                161
2000            1.01            2.20            1.07                2.14                182

CLASS A
2004            1.23%           0.90%           1.23%               0.90%               230%
2003            1.34            1.38            1.34                1.38                171
2002 7          1.25            1.88            1.25                1.88                106
2001            1.28            2.06            1.33                2.01                161
2000            1.26            1.95            1.32                1.89                182

CLASS B
2004            1.93%           0.20%           1.93%               0.20%               230%
2003            2.05            0.67            2.05                0.67                171
2002 7          1.96            1.17            1.96                1.17                106
2001            1.98            1.69            1.98                1.69                161
2000            1.97            1.24            1.97                1.24                182

CLASS C
2004            1.93%           0.20%           1.93%               0.20%               230%
2003            2.05            0.67            2.05                0.67                171
0027            1.96            1.17            1.96                1.17                106
2001            1.98            1.69            1.98                1.69                161
2000 6          1.97            1.24            1.97                1.24                182

ARMADA ASSET ALLOCATION FUNDS
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS
FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED


            NET ASSET                     REALIZED AND    DIVIDENDS      DISTRIBUTIONS
              VALUE,         NET           UNREALIZED      FROM NET        FROM NET        NET ASSETS             NET ASSETS
            BEGINNING    INVESTMENT        GAIN (LOSS)    INVESTMENT       REALIZED        VALUE, END    TOTAL      END OF
             OF YEAR    INCOME/(LOSS)    ON INVESTMENTS     INCOME       CAPITAL GAINS      OF YEAR      RETURN+  YEAR (000)
------------------------------------------------------------------------------------------------------------------------------
CONSERVATIVE ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004         $ 9.57        $0.18 1           $ 0.40         $(0.15)         $(0.00)          $10.00        6.13%      $4,929
2003           9.66         0.17 1            (0.07)         (0.19) 3        (0.00)            9.57        1.15        2,820
2002          10.04         0.26 1            (0.36)         (0.28)          (0.00)            9.66       (0.97)       2,752
2001 2        10.00         0.07               0.02          (0.05)          (0.00)           10.04        0.94        2,523

CLASS A
2004         $ 9.57        $0.15 1           $ 0.41         $(0.13)         $(0.00)          $10.00        5.92%      $3,457
2003           9.66         0.14 1            (0.06)         (0.17) 3        (0.00)            9.57        0.90        3,048
2002          10.04         0.24 1            (0.36)         (0.26)          (0.00)            9.66       (1.21)       2,689
2001 2        10.00         0.07               0.02          (0.05)          (0.00)           10.04        0.90        2,522

CLASS B
2004         $ 9.55        $0.09 1           $ 0.42         $(0.09)         $(0.00)          $ 9.97        5.36%      $1,171
2003           9.65         0.06 1            (0.04)         (0.12) 3        (0.00)            9.55        0.27          613
2002 2         9.97         0.08 1            (0.22)         (0.18)          (0.00)            9.65       (1.46)         163

CLASS C
2004         $ 9.56        $0.09 1           $ 0.42         $(0.09)         $(0.00)          $ 9.98        5.32%      $1,395
2003           9.65         0.09 1            (0.06)         (0.12) 3        (0.00)            9.56        0.34          753
2002          10.04         0.10 1            (0.28)         (0.21)          (0.00)            9.65       (1.79)         702
2001 2        10.14         0.00              (0.10)         (0.00)          (0.00)           10.04       (0.99)          55



                                              RATIO             RATIO OF NET
                           RATIO OF NET     OF EXPENSES      INVESTMENT INCOME/
              RATIO OF      INVESTMENT      TO AVERAGE       (LOSS) TO AVERAGE
              EXPENSES     INCOME/(LOSS)    NET ASSETS           NET ASSETS         PORTFOLIO
             TO AVERAGE     TO AVERAGE      (BEFORE FEE         (BEFORE FEE         TURNOVER
             NET ASSETS     NET ASSETS        WAIVERS)            WAIVERS)            RATE
---------------------------------------------------------------------------------------------
CONSERVATIVE ALLOCATION FUND
---------------------------------------------------------------------------------------------
CLASS I
2004            0.28%           1.71%           0.53%               1.46%                27%
2003            0.70            1.83            0.95                1.58                 38
2002            1.02            2.68            1.27                2.43                 27
2001 2          0.37            3.20            0.75                2.82                  5

CLASS A
2004            0.53%           1.46%           0.78%               1.21%                27%
2003            0.95            1.58            1.20                1.33                 38
2002            1.27            2.43            1.52                2.18                 27
2001 2          0.62            2.95            1.00                2.57                  5

CLASS B
2004            1.13%           0.86%           1.38%               0.61%                27%
2003            1.56            0.97            1.81                0.72                 38
2002 2          1.88            1.82            2.13                1.57                 27

CLASS C
2004            1.13%           0.86%           1.38%               0.61%                27%
2003            1.56            0.97            1.81                0.72                 38
2002            1.88            1.82            2.13                1.57                 27
2001 2          1.22            2.35            1.60                1.97                  5

*  EFFECTIVE JUNE 9, 2000, THE PARKSTONE BOND FUND WAS MERGED INTO THE ARMADA BOND FUND. THE
   FINANCIAL HIGHLIGHTS FOR THE PERIODS PRIOR TO JUNE 9, 2000 REFLECT THE PERFORMANCE HISTORY
   OF THE PARKSTONE BOND FUND. THE NET ASSET VALUES AT THE BEGINNING OF EACH PERIOD AND THE
   CHANGES IN NET ASSET VALUES, INCLUDING THE NET ASSET VALUES AT THE END EACH PERIOD LISTED
   HAVE BEEN RESTATED TO REFLECT THE CONVERSION RATIOS OF .9799154 FOR CLASS I, .9725738 FOR
   CLASS A AND .9756871 FOR CLASS B ON THE DATE OF REORGANIZATION.
+  TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN EXCLUDES
   SALES CHARGE.
1  PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
2  CONSERVATIVE ALLOCATION FUND CLASS I, CLASS A, CLASS B AND CLASS C COMMENCED OPERATIONS ON
   MARCH 6, 2001, MARCH 6, 2001, JULY 13, 2001 AND MAY 23, 2001, RESPECTIVELY. ALL RATIOS FOR
   THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
3  INCLUDES A TAX RETURN OF CAPITAL OF $(0.03), $(0.03), $(0.02) AND $(0.02) FOR CLASS I,
   CLASS A, CLASS B AND CLASS C, RESPECTIVELY, FOR THE CONSERVATIVE ALLOCATION FUND.
4  BOND FUND CLASS C COMMENCED OPERATIONS ON JUNE 12, 2000. ALL RATIOS FOR THE PERIOD HAVE
   BEEN ANNUALIZED.
5  AS REQUIRED, EFFECTIVE JUNE 1, 2001, BOND FUND ADOPTED THE PROVISIONS OF THE AICPA AUDIT
   AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN INCLUDING PAYDOWN GAINS AND LOSSES
   AS AN ADJUSTMENT TO INTEREST INCOME. THIS RESULTED IN A $0.01 INCREASE IN NET INVESTMENT
   INCOME PER SHARE AND A $0.01 DECREASE IN REALIZED AND UNREALIZED GAINS (LOSSES) PER SHARE
   FOR THE YEAR ENDED MAY 31, 2002. THE EFFECT OF THIS CHANGE ALSO RESULTED IN AN INCREASE IN
   THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS OF 0.06% FOR THE YEAR ENDED MAY
   31, 2002. PER SHARE DATA AND RATIOS FOR PERIODS PRIOR TO JUNE 1, 2001 HAVE NOT BEEN
   RESTATED TO REFLECT THIS CHANGE.
6  DUE TO THEIR INVESTMENT STRATEGY, BOND FUND AND GOVERNMENT MORTGAGE FUND MAY BUY AND SELL
   SECURITIES FREQUENTLY. THIS MAY RESULT IN HIGHER TRANSACTION COSTS AND ADDITIONAL CAPITAL
   GAINS TAX LIABILITIES, AND MAY LOWER FUND PERFORMANCE.
7  GOVERNMENT MORTGAGE FUND CLASS C AND CLASS R COMMENCED OPERATIONS ON JUNE 21, 2000 AND JULY
   31, 2003, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
8  AS REQUIRED, EFFECTIVE JUNE 1, 2001, GOVERNMENT MORTGAGE FUND ADOPTED THE PROVISIONS OF THE
   AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN INCLUDING PAYDOWN GAINS
   AND LOSSES AS AN ADJUSTMENT TO INTEREST INCOME. THIS RESULTED IN A $0.02 DECREASE IN NET
   INVESTMENT INCOME PER SHARE AND AN INCREASE OF $0.02 IN REALIZED AND UNREALIZED GAINS
   (LOSSES) PER SHARE FOR THE YEAR ENDED MAY 31, 2002. THE EFFECT OF THIS CHANGE ALSO RESULTED
   IN A DECREASE IN THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS OF 0.18% FOR THE
   YEAR ENDED MAY 31, 2002. PER SHARE DATA AND RATIOS FOR PERIODS PRIOR TO JUNE 1, 2001 HAVE
   NOT BEEN RESTATED TO REFLECT THIS CHANGE.

SEE NOTES TO FINANCIAL STATEMENTS.


            NET ASSET                     REALIZED AND    DIVIDENDS      DISTRIBUTIONS
              VALUE,         NET           UNREALIZED      FROM NET        FROM NET        NET ASSETS             NET ASSETS
            BEGINNING    INVESTMENT        GAIN (LOSS)    INVESTMENT       REALIZED        VALUE, END    TOTAL      END OF
             OF YEAR       INCOME        ON INVESTMENTS     INCOME       CAPITAL GAINS      OF YEAR      RETURN+  YEAR (000)
------------------------------------------------------------------------------------------------------------------------------
BOND FUND*
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004         $10.44        $0.39 1           $(0.45)        $(0.40)         $(0.00)          $ 9.98       (0.62)%   $415,151
2003           9.86         0.48 1             0.56          (0.46)          (0.00)           10.44       10.74      617,012
2002 5         9.71         0.56 1             0.14          (0.55)          (0.00)            9.86        7.40      798,688
2001           9.37         0.62               0.34          (0.62)          (0.00)            9.71       10.50      842,906
2000           9.93         0.59              (0.56)         (0.59)          (0.00)            9.37        0.35      294,308

CLASS A
2004         $10.47        $0.37 1           $(0.47)        $(0.37)         $(0.00)          $10.00       (0.96)%   $ 11,193
2003           9.88         0.46 1             0.56          (0.43)          (0.00)           10.47       10.57       14,985
2002 5         9.73         0.54 1             0.14          (0.53)          (0.00)            9.88        7.13        9,530
2001           9.40         0.59               0.34          (0.60)          (0.00)            9.73       10.26        8,944
2000           9.95         0.57              (0.55)         (0.57)          (0.00)            9.40        0.05       10,237

CLASS B
2004         $10.45        $0.30 1           $(0.46)        $(0.30)         $(0.00)          $ 9.99       (1.56)%   $  1,491
2003           9.87         0.38 1             0.56          (0.36)          (0.00)           10.45        9.70        2,095
2002 5         9.72         0.47 1             0.14          (0.46)          (0.00)            9.87        6.39        2,133
2001           9.38         0.54               0.33          (0.53)          (0.00)            9.72        9.46        2,317
2000           9.93         0.50              (0.56)         (0.49)          (0.00)            9.38       (0.58)       2,373

CLASS C
2004         $10.44        $0.30 1           $(0.46)        $(0.30)         $(0.00)          $ 9.98       (1.56)%   $    327
2003           9.86         0.38 1             0.56          (0.36)          (0.00)           10.44        9.70          403
2002 5         9.71         0.45 1             0.16          (0.46)          (0.00)            9.86        6.39          150
2001 4         9.48         0.52               0.23          (0.52)          (0.00)            9.71        8.06           62

------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MORTGAGE FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004         $ 9.58        $0.37 1           $(0.32)        $(0.40)         $(0.00)          $ 9.23        0.63%    $244,380
2003           9.45         0.39 1             0.19          (0.45)          (0.00)            9.58        6.15      190,678
2002 8         9.22         0.50 1             0.22          (0.49)          (0.00)            9.45        7.94      185,755
2001           8.77         0.57               0.45          (0.57)          (0.00)            9.22       11.95      155,683
2000           9.13         0.56              (0.36)         (0.56)          (0.00)            8.77        2.26      134,250

CLASS A
2004         $ 9.57        $0.35 1           $(0.31)        $(0.38)         $(0.00)          $ 9.23        0.38%    $ 17,184
2003           9.45         0.37 1             0.18          (0.43)          (0.00)            9.57        5.89       18,067
2002 8         9.22         0.47 1             0.22          (0.46)          (0.00)            9.45        7.67       13,387
2001           8.77         0.55               0.45          (0.55)          (0.00)            9.22       11.66       13,863
2000           9.13         0.54              (0.37)         (0.53)          (0.00)            8.77        1.96       20,790

CLASS B
2004         $ 9.55        $0.28 1           $(0.32)        $(0.31)         $(0.00)          $ 9.20       (0.32)%   $  6,729
2003           9.42         0.30 1             0.19          (0.36)          (0.00)            9.55        5.14        7,330
2002 8         9.19         0.41 1             0.22          (0.40)          (0.00)            9.42        6.93        6,801
2001           8.74         0.49               0.44          (0.48)          (0.00)            9.19       10.90        7,160
2000           9.11         0.48              (0.38)         (0.47)          (0.00)            8.74        1.10        9,192

CLASS C
2004         $ 9.56        $0.28 1           $(0.31)        $(0.31)         $(0.00)          $ 9.22       (0.21)%   $  2,344
2003           9.43         0.30 1             0.19          (0.36)          (0.00)            9.56        5.15        1,246
2002 8         9.20         0.41 1             0.22          (0.40)          (0.00)            9.43        6.93          752
2001 7         8.83         0.45               0.37          (0.45)          (0.00)            9.20        9.51          113

CLASS R
2004 7       $ 9.30        $0.28 1           $(0.06)        $(0.31)         $(0.00)          $ 9.21        2.32%    $    222



                                              RATIO             RATIO OF NET
                           RATIO OF NET     OF EXPENSES      INVESTMENT INCOME
              RATIO OF      INVESTMENT      TO AVERAGE           TO AVERAGE
              EXPENSES         INCOME        NET ASSETS           NET ASSETS        PORTFOLIO
             TO AVERAGE     TO AVERAGE      (BEFORE FEE         (BEFORE FEE         TURNOVER
             NET ASSETS     NET ASSETS        WAIVERS)            WAIVERS)           RATE 6
---------------------------------------------------------------------------------------------
BOND FUND*
---------------------------------------------------------------------------------------------
CLASS I
2004            0.74%          3.86%           0.74%               3.86%               338%
2003            0.71           4.73            0.71                4.73                213
2002 5          0.71           5.70            0.71                5.70                 98
2001            0.72           6.39            0.77                6.34                 73
2000            0.87           6.14            0.89                6.12                155

CLASS A
2004            0.99%          3.61%           0.99%               3.61%               338%
2003            0.96           4.48            0.96                4.48                213
2002 5          0.96           5.45            0.96                5.45                 98
2001            0.97           6.14            1.02                6.09                 73
2000            1.12           5.89            1.14                5.87                155

CLASS B
2004            1.69%          2.91%           1.69%               2.91%               338%
2003            1.67           3.77            1.67                3.77                213
2002 5          1.67           4.74            1.67                4.74                 98
2001            1.67           5.44            1.67                5.44                 73
2000            1.87           5.14            1.89                5.12                155

CLASS C
2004            1.69%          2.91%           1.69%               2.91%               338%
2003            1.67           3.77            1.67                3.77                213
2002 5          1.67           4.74            1.67                4.74                 98
2001 4          1.67           5.44            1.67                5.44                 73

---------------------------------------------------------------------------------------------
GOVERNMENT MORTGAGE FUND
---------------------------------------------------------------------------------------------
CLASS I
2004            0.69%          4.09%           0.78%               4.00%               380%
2003            0.77           4.09            0.77                4.09                364
2002 8          0.76           5.29            0.76                5.29                219
2001            0.79           6.27            0.84                6.22                 78
2000            0.83           6.28            0.94                6.17                 74

CLASS A
2004            0.94%          3.84%           1.03%               3.75%               380%
2003            1.02           3.84            1.02                3.84                364
2002 8          1.01           5.04            1.01                5.04                219
2001            1.03           6.03            1.08                5.98                 78
2000            1.08           6.03            1.19                5.92                 74

CLASS B
2004            1.64%          3.14%           1.73%               3.05%               380%
2003            1.73           3.13            1.73                3.13                364
2002 8          1.72           4.33            1.72                4.33                219
2001            1.74           5.32            1.74                5.32                 78
2000            1.83           5.28            1.94                5.17                 74

CLASS C
2004            1.64%          3.14%           1.73%               3.05%               380%
2003            1.73           3.13            1.73                3.13                364
2002 8          1.72           4.33            1.72                4.33                219
2001 7          1.74           5.32            1.74                5.32                 78

CLASS R
2004 7          1.19%          3.76%           1.28%               3.67%               380%

ARMADA FIXED INCOME FUNDS
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS
FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED


            NET ASSET                     REALIZED AND    DIVIDENDS      DISTRIBUTIONS
              VALUE,         NET           UNREALIZED      FROM NET        FROM NET        NET ASSETS             NET ASSETS
            BEGINNING    INVESTMENT        GAIN (LOSS)    INVESTMENT       REALIZED        VALUE, END    TOTAL      END OF
             OF YEAR       INCOME        ON INVESTMENTS     INCOME       CAPITAL GAINS      OF YEAR      RETURN+  YEAR (000)
------------------------------------------------------------------------------------------------------------------------------
 INTERMEDIATE BOND FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004         $11.09        $0.37 1           $(0.40)        $(0.37)         $(0.00)          $10.69       (0.26)%   $439,369
2003          10.40         0.43 1             0.69          (0.43)          (0.00)           11.09       11.00      418,964
2002          10.24         0.55 1             0.16          (0.55)          (0.00)           10.40        7.05      346,788
2001           9.90         0.64               0.34          (0.64)          (0.00)           10.24       10.16      345,059
2000          10.39         0.64              (0.48)         (0.64)          (0.01)            9.90        1.50      294,998

CLASS A
2004         $11.11        $0.34 1           $(0.41)        $(0.34)         $(0.00)          $10.70       (0.60)%   $ 13,662
2003          10.42         0.41 1             0.69          (0.41)          (0.00)           11.11       10.71       11,250
2002          10.26         0.52 1             0.16          (0.52)          (0.00)           10.42        6.78        8,926
2001           9.92         0.62               0.34          (0.62)          (0.00)           10.26        9.88        8,172
2000          10.41         0.61              (0.48)         (0.61)          (0.01)            9.92        1.25        3,874

CLASS B
2004         $11.11        $0.27 1           $(0.40)        $(0.27)         $(0.00)          $10.71       (1.19)%   $  7,379
2003          10.42         0.33 1             0.69          (0.33)          (0.00)           11.11        9.94        4,245
2002          10.26         0.45 1             0.16          (0.45)          (0.00)           10.42        6.03        1,445
2001           9.93         0.56               0.31          (0.54)          (0.00)           10.26        9.00        1,392
2000          10.41         0.54              (0.47)         (0.54)          (0.01)            9.93        0.64          733

CLASS C
2004         $11.13        $0.27 1           $(0.40)        $(0.27)         $(0.00)          $10.73       (1.19)%   $    525
2003          10.44         0.33 1             0.69          (0.33)          (0.00)           11.13        9.93          654
2002          10.28         0.44 1             0.17          (0.45)          (0.00)           10.44        6.03          413
2001           9.93         0.55               0.35          (0.55)          (0.00)           10.28        9.22          180
2000 2         9.91         0.00               0.02          (0.00)          (0.00)            9.93        0.22          191



                                              RATIO             RATIO OF NET
                           RATIO OF NET     OF EXPENSES      INVESTMENT INCOME
              RATIO OF      INVESTMENT      TO AVERAGE           TO AVERAGE
              EXPENSES        INCOME         NET ASSETS           NET ASSETS         PORTFOLIO
             TO AVERAGE     TO AVERAGE      (BEFORE FEE         (BEFORE FEE         TURNOVER
             NET ASSETS     NET ASSETS        WAIVERS)            WAIVERS)            RATE
---------------------------------------------------------------------------------------------
 INTERMEDIATE BOND FUND
---------------------------------------------------------------------------------------------
CLASS I
2004           0.59%           3.40%           0.74%               3.25%               164%
2003           0.58            4.01            0.73                3.86                129
2002           0.57            5.27            0.72                5.12                141
2001           0.59            6.34            0.79                6.14                133
2000           0.58            6.22            0.79                6.01                201

CLASS A
2004           0.84%           3.15%           0.99%               3.00%               164%
2003           0.83            3.76            0.98                3.61                129
2002           0.82            5.02            0.97                4.87                141
2001           0.84            6.09            1.04                5.89                133
2000           0.83            5.97            1.04                5.76                201

CLASS B
2004           1.54%           2.45%           1.69%               2.30%               164%
2003           1.54            3.05            1.69                2.90                129
2002           1.53            4.31            1.68                4.16                141
2001           1.54            5.39            1.69                5.24                133
2000           1.54            5.26            1.69                5.11                201

CLASS C
2004           1.54%           2.45%           1.69%               2.30%               164%
2003           1.54            3.05            1.69                2.90                129
2002           1.53            4.31            1.68                4.16                141
2001           1.54            5.39            1.69                5.24                133
2000 2         1.54            5.26            1.69                5.11                201

+  TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN
   EXCLUDES SALES CHARGE.
1  PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
2  INTERMEDIATE BOND FUND CLASS C COMMENCED OPERATIONS ON MAY 30, 2000. ALL RATIOS FOR THE
   PERIOD HAVE BEEN ANNUALIZED.
3  LIMITED MATURITY BOND FUND CLASS B, CLASS C AND CLASS R COMMENCED OPERATIONS ON AUGUST
   11, 1999, JANUARY 27, 2000 AND JULY 31, 2003, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE
   PERIODS HAVE BEEN ANNUALIZED.
4  AS REQUIRED, EFFECTIVE JUNE 1, 2001, LIMITED MATURITY BOND FUND ADOPTED THE PROVISIONS OF
   THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN INCLUDING PAYDOWN
   GAINS AND LOSSES AS AN ADJUSTMENT TO INTEREST INCOME. THE EFFECT OF THIS CHANGE FOR THE
   YEAR ENDED MAY 31, 2002 WAS $0.00 ON PER SHARE DATA AND A DECREASE IN THE RATIO OF NET
   INVESTMENT INCOME TO AVERAGE NET ASSETS OF 0.01%. PER SHARE DATA AND RATIOS FOR PERIODS
   PRIOR TO JUNE 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE.
5  TOTAL RETURN ADVANTAGE FUND CLASS B, CLASS C AND CLASS R COMMENCED OPERATIONS ON
   SEPTEMBER 29, 1999, OCTOBER 3, 2000 AND JULY 31, 2003, RESPECTIVELY. ALL RATIOS FOR THE
   RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
6  AS REQUIRED, EFFECTIVE JUNE 1, 2001, TOTAL RETURN ADVANTAGE FUND ADOPTED THE PROVISIONS
   OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN INCLUDING
   PAYDOWN GAINS AND LOSSES AS AN ADJUSTMENT TO INTEREST INCOME. THE EFFECT OF THIS CHANGE
   FOR THE YEAR ENDED MAY 31, 2002 WAS $0.00 ON PER SHARE DATA AND 0.00% ON THE RATIO OF NET
   INVESTMENT INCOME TO AVERAGE NET ASSETS. PER SHARE DATA AND RATIOS FOR PERIODS PRIOR TO
   JUNE 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE.
7  INCLUDES DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME OF $(0.01) FOR CLASS A OF THE
   TOTAL RETURN ADVANTAGE FUND.
8  ULTRA SHORT BOND FUND (FORMERLY SHORT DURATION BOND FUND) CLASS I AND CLASS A COMMENCED
   OPERATIONS ON DECEMBER 2, 2002 AND JANUARY 6, 2003, RESPECTIVELY. ALL RATIOS FOR THE
   RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


            NET ASSET                     REALIZED AND    DIVIDENDS      DISTRIBUTIONS
              VALUE,         NET           UNREALIZED      FROM NET        FROM NET        NET ASSETS             NET ASSETS
            BEGINNING    INVESTMENT        GAIN (LOSS)    INVESTMENT       REALIZED        VALUE, END    TOTAL      END OF
             OF YEAR       INCOME        ON INVESTMENTS     INCOME       CAPITAL GAINS      OF YEAR      RETURN+  YEAR (000)
------------------------------------------------------------------------------------------------------------------------------
LIMITED MATURITY BOND FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004         $10.17        $0.26 1           $(0.20)        $(0.28)         $(0.00)          $ 9.95        0.45%    $306,914
2003           9.97         0.32 1             0.22          (0.34)          (0.00)           10.17        5.58      308,986
2002 4         9.87         0.49 1             0.10          (0.49)          (0.00)            9.97        6.09      213,322
2001           9.70         0.60               0.17          (0.60)          (0.00)            9.87        8.21      190,243
2000           9.96         0.57              (0.26)         (0.57)          (0.00)            9.70        3.22       93,652

CLASS A
2004         $10.20        $0.24 1           $(0.21)        $(0.25)         $(0.00)          $ 9.98        0.30%    $  7,809
2003          10.00         0.30 1             0.21          (0.31)          (0.00)           10.20        5.21       11,369
2002 4         9.90         0.47 1             0.10          (0.47)          (0.00)           10.00        5.87        7,039
2001           9.74         0.60               0.16          (0.60)          (0.00)            9.90        7.99        5,022
2000           9.99         0.56              (0.24)         (0.57)          (0.00)            9.74        3.47          873

CLASS B
2004         $10.20        $0.16 1           $(0.20)        $(0.18)         $(0.00)          $ 9.98       (0.39)%   $  1,477
2003          10.00         0.23 1             0.21          (0.24)          (0.00)           10.20        4.47        1,721
2002 4         9.90         0.39 1             0.11          (0.40)          (0.00)           10.00        5.07        1,329
2001           9.73         0.51               0.17          (0.51)          (0.00)            9.90        7.16          742
2000 3         9.90         0.39              (0.17)         (0.39)          (0.00)            9.73        2.22          180

CLASS C
2004         $10.20        $0.16 1           $(0.20)        $(0.18)         $(0.00)          $ 9.98       (0.40)%   $  1,428
2003          10.00         0.23 1             0.21          (0.24)          (0.00)           10.20        4.47        1,572
2002 4         9.89         0.36 1             0.15          (0.40)          (0.00)           10.00        5.19          888
2001           9.73         0.51               0.16          (0.51)          (0.00)            9.89        7.06           64
2000 3         9.85         0.18              (0.12)         (0.18)          (0.00)            9.73        0.56           18

CLASS R
2004 3       $10.10        $0.16 1           $(0.10)        $(0.18)         $(0.00)          $ 9.98        0.58%    $    141

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN ADVANTAGE FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004         $11.01        $0.42 1           $(0.55)        $(0.42)         $(0.24)          $10.22       (1.18)%   $314,269
2003          10.23         0.49 1             0.92          (0.53)          (0.10)           11.01       14.18      241,404
2002 6        10.02         0.55 1             0.21          (0.55)          (0.00)           10.23        7.76      259,402
2001           9.48         0.59               0.54          (0.59)          (0.00)           10.02       12.04      355,344
2000           9.99         0.60              (0.45)         (0.60)          (0.06)            9.48        1.78      331,026

CLASS A
2004         $11.01        $0.39 1           $(0.55)        $(0.39)         $(0.24)          $10.22       (1.43)%   $  4,359
2003          10.24         0.45 1             0.92          (0.50)          (0.10)           11.01       13.79        4,122
2002 6        10.02         0.53 1             0.22          (0.53)          (0.00)           10.24        7.60        1,350
2001           9.47         0.55               0.56          (0.56)          (0.00)           10.02       12.00        1,183
2000           9.98         0.57              (0.44)         (0.58) 7        (0.06)            9.47        1.41        5,035

CLASS B
2004         $11.04        $0.32 1           $(0.54)        $(0.32)         $(0.24)          $10.26       (2.01)%   $  1,220
2003          10.27         0.39 1             0.91          (0.43)          (0.10)           11.04       12.97          902
2002 6        10.05         0.46 1             0.21          (0.45)          (0.00)           10.27        6.83          301
2001           9.50         0.48               0.56          (0.49)          (0.00)           10.05       11.18          147
2000 5         9.73         0.39              (0.19)         (0.37)          (0.06)            9.50        2.17            1

CLASS C
2004         $11.03        $0.32 1           $(0.55)        $(0.32)         $(0.24)          $10.24       (2.11)%   $    362
2003          10.25         0.38 1             0.93          (0.43)          (0.10)           11.03       13.09          340
2002 6        10.04         0.46 1             0.20          (0.45)          (0.00)           10.25        6.73           38
2001 5         9.73         0.32               0.31          (0.32)          (0.00)           10.04        6.54           20

CLASS R
2004 5       $10.48        $0.29 1           $(0.04)        $(0.29)         $(0.24)          $10.20        2.39%    $    325

------------------------------------------------------------------------------------------------------------------------------
ULTRA SHORT BOND FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004         $10.08        $0.16 1           $(0.07)        $(0.17)         $(0.00)          $10.00        0.93%    $176,280
2003 8        10.00         0.09 1             0.08          (0.09)          (0.00)           10.08        1.67      129,599

CLASS A
2004         $10.08        $0.13 1           $(0.07)        $(0.15)         $(0.00)          $ 9.99        0.58%    $  3,178
2003 8        10.02         0.06 1             0.06          (0.06)          (0.00)           10.08        1.23          109



                                              RATIO             RATIO OF NET
                           RATIO OF NET     OF EXPENSES      INVESTMENT INCOME/
              RATIO OF      INVESTMENT      TO AVERAGE       (LOSS) TO AVERAGE
              EXPENSES        INCOME         NET ASSETS           NET ASSETS         PORTFOLIO
             TO AVERAGE     TO AVERAGE      (BEFORE FEE         (BEFORE FEE         TURNOVER
             NET ASSETS     NET ASSETS        WAIVERS)            WAIVERS)            RATE
---------------------------------------------------------------------------------------------
LIMITED MATURITY BOND FUND
---------------------------------------------------------------------------------------------
CLASS I
2004             0.54%           2.58%           0.64%               2.48%               136%
2003             0.54            3.17            0.64                3.07                117
2002 4           0.53            4.89            0.63                4.79                110
2001             0.55            5.98            0.73                5.80                 87
2000             0.54            5.84            0.74                5.64                 90

CLASS A
2004             0.79%           2.33%           0.89%               2.23%               136%
2003             0.79            2.92            0.89                2.82                117
2002 4           0.73            4.69            0.83                4.59                110
2001             0.65            5.88            0.83                5.70                 87
2000             0.64            5.74            0.84                5.54                 90

CLASS B
2004             1.49%           1.63%           1.59%               1.53%               136%
2003             1.50            2.21            1.60                2.11                117
2002 4           1.49            3.93            1.59                3.83                110
2001             1.53            5.00            1.63                4.90                 87
2000 3           1.54            4.84            1.64                4.74                 90

CLASS C
2004             1.49%           1.63%           1.59%               1.53%               136%
2003             1.50            2.21            1.60                2.11                117
2002 4           1.49            3.93            1.59                3.83                110
2001             1.53            5.00            1.63                4.90                 87
2000 3           1.54            4.84            1.64                4.74                 90

CLASS R
2004 3           1.07%           1.95%           1.17%               1.85%               136%

---------------------------------------------------------------------------------------------
TOTAL RETURN ADVANTAGE FUND
---------------------------------------------------------------------------------------------
CLASS I
2004             0.60%           3.92%           0.75%               3.77%               134%
2003             0.58            4.60            0.73                4.45                108
2002 6           0.55            5.42            0.72                5.25                 88
2001             0.51            5.95            0.79                5.67                182
2000             0.48            6.17            0.77                5.88                121

CLASS A
2004             0.85%           3.67%           1.00%               3.52%               134%
2003             0.83            4.35            0.98                4.20                108
2002 6           0.80            5.17            0.97                5.00                 88
2001             0.76            5.70            1.04                5.42                182
2000             0.73            5.92            1.02                5.63                121

CLASS B
2004             1.55%           2.97%           1.70%               2.82%               134%
2003             1.54            3.64            1.69                3.49                108
2002 6           1.51            4.46            1.68                4.29                 88
2001             1.49            4.97            1.69                4.77                182
2000 5           1.47            5.18            1.67                4.98                121

CLASS C
2004             1.55%           2.97%           1.70%               2.82%               134%
2003             1.54            3.64            1.69                3.49                108
2002 6           1.51            4.46            1.68                4.29                 88
2001 5           1.49            4.97            1.69                4.77                182

CLASS R
2004 5           1.15%           3.30%           1.30%               3.15%               134%

---------------------------------------------------------------------------------------------
ULTRA SHORT BOND FUND
---------------------------------------------------------------------------------------------
CLASS I
2004             0.36%           1.54%           0.56%               1.34%               120%
2003 8           0.26            1.81            0.58                1.49                239

CLASS A
2004             0.61%           1.29%           0.81%               1.09%               120%
2003 8           0.52            1.55            0.84                1.17                239

ARMADA TAX FREE BOND FUNDS
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS
FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED


            NET ASSET                     REALIZED AND    DIVIDENDS      DISTRIBUTIONS
              VALUE,         NET           UNREALIZED      FROM NET        FROM NET        NET ASSETS             NET ASSETS
            BEGINNING    INVESTMENT        GAIN (LOSS)    INVESTMENT       REALIZED        VALUE, END    TOTAL      END OF
             OF YEAR       INCOME        ON INVESTMENTS     INCOME       CAPITAL GAINS      OF YEAR      RETURN+  YEAR (000)
------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX EXEMPT BOND FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004         $10.61        $0.39 1           $(0.46)        $(0.41)         $(0.00)          $10.13       (0.70)%   $162,027
2003          10.17         0.40 1             0.44          (0.40)          (0.00)           10.61        8.45      175,441
2002 4        10.01         0.42 1             0.16          (0.42)          (0.00)           10.17        5.86      167,578
2001           9.50         0.43               0.51          (0.43)          (0.00)           10.01       10.07      162,015
2000           9.96         0.42              (0.45)         (0.42)          (0.01)            9.50       (0.24)      95,634

CLASS A
2004         $10.64        $0.37 1           $(0.46)        $(0.38)         $(0.00)          $10.17       (0.83)%   $  8,295
2003          10.21         0.38 1             0.43          (0.38)          (0.00)           10.64        8.07        4,443
2002 4        10.05         0.41 1             0.15          (0.40)          (0.00)           10.21        5.65        7,385
2001           9.54         0.42               0.51          (0.42)          (0.00)           10.05        9.94        6,644
2000           9.97         0.41              (0.42)         (0.41)          (0.01)            9.54       (0.02)       4,009

CLASS B
2004         $10.60        $0.29 1           $(0.45)        $(0.31)         $(0.00)          $10.13       (1.54)%   $    778
2003          10.16         0.30 1             0.44          (0.30)          (0.00)           10.60        7.43          828
2002 4        10.00         0.33 1             0.16          (0.33)          (0.00)           10.16        4.92          749
2001           9.50         0.35               0.50          (0.35)          (0.00)           10.00        9.09          500
2000           9.96         0.34              (0.45)         (0.34)          (0.01)            9.50       (1.05)         224

CLASS C
2004         $10.60        $0.30 1           $(0.47)        $(0.31)         $(0.00)          $10.12       (1.64)%   $     84
2003          10.17         0.30 1             0.43          (0.30)          (0.00)           10.60        7.33           91
2002 4        10.01         0.33 1             0.15          (0.32)          (0.00)           10.17        4.86           19
2001 3         9.50         0.27               0.51          (0.27)          (0.00)           10.01        8.30           82
2000 2         9.52         0.03              (0.02)         (0.03)          (0.00)            9.50        0.09           --



                                              RATIO             RATIO OF NET
                           RATIO OF NET     OF EXPENSES      INVESTMENT INCOME
              RATIO OF      INVESTMENT      TO AVERAGE           TO AVERAGE
              EXPENSES        INCOME         NET ASSETS           NET ASSETS         PORTFOLIO
             TO AVERAGE     TO AVERAGE      (BEFORE FEE         (BEFORE FEE         TURNOVER
             NET ASSETS     NET ASSETS        WAIVERS)            WAIVERS)            RATE
----------------------------------------------------------------------------------------------
INTERMEDIATE TAX EXEMPT BOND FUND
----------------------------------------------------------------------------------------------
CLASS I
2004             0.60%         3.78%           0.75%               3.63%                 9%
2003             0.60          3.92            0.75                3.77                 11
2002 4           0.60          4.19            0.75                4.04                 19
2001             0.60          4.39            0.80                4.19                 27
2000             0.54          4.37            0.81                4.10                 65

CLASS A
2004             0.85%         3.53%           1.00%               3.38%                 9%
2003             0.85          3.67            1.00                3.52                 11
2002 4           0.80          3.99            0.95                3.84                 19
2001             0.70          4.29            0.90                4.09                 27
2000             0.64          4.27            0.91                4.00                 65

CLASS B
2004             1.55%         2.83%           1.70%               2.68%                 9%
2003             1.56          2.96            1.71                2.81                 11
2002 4           1.51          3.28            1.66                3.13                 19
2001             1.40          3.59            1.55                3.44                 27
2000             1.35          3.56            1.56                3.35                 65

CLASS C
2004             1.55%         2.83%           1.70%               2.68%                 9%
2003             1.56          2.96            1.71                2.81                 11
2002 4           1.56          3.23            1.71                3.08                 19
2001 3           1.55          3.44            1.70                3.29                 27
2000 2           1.50          3.41            1.65                3.26                 65

+  TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN
   EXCLUDES SALES CHARGE.
1  PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
2  INTERMEDIATE TAX EXEMPT BOND CLASS C COMMENCED OPERATIONS ON FEBRUARY 24, 2000. ALL
   RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
3  INFORMATION PRESENTED FOR INTERMEDIATE TAX EXEMPT BOND FUND CLASS C REFLECTS THE IMPACT
   OF THE LOW LEVEL OF ASSETS AT THE BEGINNING OF THE PERIOD AND THROUGHOUT THE YEAR ENDED
   MAY 31, 2001. BECAUSE OF THE LOW ASSET LEVELS, THE INFORMATION PRESENTED IS NOT
   CONSIDERED MEANINGFUL RELATIVE TO THE OTHER SHARE CLASSES OF THE FUND.
4  AS REQUIRED, EFFECTIVE JUNE 1, 2001, INTERMEDIATE TAX EXEMPT BOND FUND ADOPTED THE
   PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
   ACCRETING MARKET DISCOUNT ON FIXED INCOME SECURITIES. THIS RESULTED IN A $0.01 INCREASE
   IN NET INVESTMENT INCOME PER SHARE AND A DECREASE OF $0.01 IN REALIZED AND UNREALIZED
   GAINS (LOSSES) PER SHARE FOR THE YEAR ENDED MAY 31, 2002. THE EFFECT OF THIS CHANGE ALSO
   RESULTED IN AN INCREASE IN THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS OF
   0.07%, FOR THE YEAR ENDED MAY 31, 2002. PER SHARE DATA AND RATIOS FOR PERIODS PRIOR TO
   JUNE 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE.
5  MICHIGAN INTERMEDIATE MUNICIPAL BOND CLASS C COMMENCED OPERATIONS ON AUGUST 6, 2001. ALL
   RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
6  AS REQUIRED, EFFECTIVE JUNE 1, 2001, MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND ADOPTED
   THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
   ACCRETING MARKET DISCOUNT ON FIXED INCOME SECURITIES. THE EFFECT OF THIS CHANGE FOR THE
   YEAR ENDED MAY 31, 2002 WAS $0.00 ON PER SHARE DATA. THE EFFECT OF THIS CHANGE ALSO
   RESULTED IN AN INCREASE IN THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS OF
   0.03% FOR THE YEAR ENDED MAY 31, 2002. PER SHARE DATA AND RATIOS FOR PERIODS PRIOR TO
   JUNE 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE.
7  OHIO INTERMEDIATE TAX EXEMPT BOND FUND CLASS B AND CLASS C COMMENCED OPERATIONS ON
   DECEMBER 4, 2001 AND JUNE 23, 2000, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS
   HAVE BEEN ANNUALIZED.
8  AS REQUIRED, EFFECTIVE JUNE 1, 2001, OHIO INTERMEDIATE TAX EXEMPT BOND FUND ADOPTED THE
   PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
   ACCRETING MARKET DISCOUNT ON FIXED INCOME SECURITIES. THE EFFECT OF THIS CHANGE FOR THE
   YEAR ENDED MAY 31, 2002 WAS $0.00 ON PER SHARE DATA. THE EFFECT OF THIS CHANGE ALSO
   RESULTED IN A DECREASE IN THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS OF
   0.02% FOR THE YEAR ENDED MAY 31, 2002. PER SHARE DATA AND RATIOS FOR PERIODS PRIOR TO
   JUNE 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE.

SEE NOTES TO FINANCIAL STATEMENTS.


            NET ASSET                     REALIZED AND    DIVIDENDS      DISTRIBUTIONS
              VALUE,         NET           UNREALIZED      FROM NET        FROM NET        NET ASSETS             NET ASSETS
            BEGINNING    INVESTMENT        GAIN (LOSS)    INVESTMENT       REALIZED        VALUE, END    TOTAL      END OF
             OF YEAR       INCOME        ON INVESTMENTS     INCOME       CAPITAL GAINS      OF YEAR      RETURN+  YEAR (000)
------------------------------------------------------------------------------------------------------------------------------
MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004         $11.45        $0.46 1           $(0.51)        $(0.47)         $(0.00)          $10.93       (0.44)%   $123,614
2003          11.03         0.47 1             0.44          (0.47)          (0.02)           11.45        8.51      147,331
2002 6        10.94         0.49 1             0.10          (0.49)          (0.01)           11.03        5.54      137,902
2001          10.38         0.50               0.56          (0.50)          (0.00)           10.94       10.36      148,726
2000          10.91         0.47              (0.52)         (0.47)          (0.01)           10.38       (0.42)     156,734

CLASS A
2004         $11.44        $0.43 1           $(0.51)        $(0.44)         $(0.00)          $10.92       (0.68)%   $ 12,920
2003          11.02         0.45 1             0.44          (0.45)          (0.02)           11.44        8.23       14,112
2002 6        10.93         0.47 1             0.10          (0.47)          (0.01)           11.02        5.33       15,638
2001          10.38         0.49               0.55          (0.49)          (0.00)           10.93       10.13       13,816
2000          10.91         0.45              (0.53)         (0.44)          (0.01)           10.38       (0.68)      14,799

CLASS B
2004         $11.46        $0.36 1           $(0.51)        $(0.37)         $(0.00)          $10.94       (1.37)%   $  1,492
2003          11.03         0.37 1             0.45          (0.37)          (0.02)           11.46        7.57        1,985
2002 6        10.95         0.39 1             0.09          (0.39)          (0.01)           11.03        4.44        1,960
2001          10.39         0.40               0.56          (0.40)          (0.00)           10.95        9.31        1,937
2000          10.92         0.37              (0.53)         (0.36)          (0.01)           10.39       (1.41)       1,881

CLASS C
2004         $11.46        $0.35 1           $(0.51)        $(0.36)         $(0.00)          $10.94       (1.38)%   $     72
2003          11.03         0.37 1             0.45          (0.37)          (0.02)           11.46        7.57          320
2002 5,6      11.05         0.32 1            (0.02)         (0.31)          (0.01)           11.03        2.81          283

------------------------------------------------------------------------------------------------------------------------------
OHIO INTERMEDIATE TAX EXEMPT BOND FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004         $11.70        $0.41 1           $(0.50)        $(0.41)         $(0.00)          $11.20       (0.75)%   $163,549
2003          11.20         0.44 1             0.50          (0.44)          (0.00)           11.70        8.56      167,899
2002 8        11.04         0.47 1             0.16          (0.47)          (0.00)           11.20        5.81      154,461
2001          10.49         0.48               0.55          (0.48)          (0.00)           11.04       10.00      156,655
2000          11.03         0.48              (0.53)         (0.48)          (0.01)           10.49       (0.40)     166,164

CLASS A
2004         $11.66        $0.38 1           $(0.49)        $(0.38)         $(0.00)          $11.17       (0.92)%   $  9,618
2003          11.17         0.41 1             0.49          (0.41)          (0.00)           11.66        8.21       14,859
2002 8        11.00         0.44 1             0.18          (0.45)          (0.00)           11.17        5.70       11,639
2001          10.46         0.47               0.54          (0.47)          (0.00)           11.00        9.81        8,460
2000          11.00         0.47              (0.53)         (0.47)          (0.01)           10.46       (0.51)       5,173

CLASS B
2004         $11.63        $0.30 1           $(0.49)        $(0.30)         $(0.00)          $11.14       (1.62)%   $    881
2003          11.14         0.33 1             0.49          (0.33)          (0.00)           11.63        7.47          706
2002 7,8      11.10         0.18 1             0.04          (0.18)          (0.00)           11.14        1.99          161

CLASS C
2004         $11.64        $0.30 1           $(0.49)        $(0.30)         $(0.00)          $11.15       (1.62)%   $  1,074
2003          11.15         0.33 1             0.49          (0.33)          (0.00)           11.64        7.46        1,091
2002 8        11.00         0.36 1             0.15          (0.36)          (0.00)           11.15        4.72        1,025
2001 7        10.61         0.36               0.38          (0.35)          (0.00)           11.00        7.08          281



                                              RATIO             RATIO OF NET
                           RATIO OF NET     OF EXPENSES      INVESTMENT INCOME
              RATIO OF      INVESTMENT      TO AVERAGE           TO AVERAGE
              EXPENSES        INCOME         NET ASSETS           NET ASSETS         PORTFOLIO
             TO AVERAGE     TO AVERAGE      (BEFORE FEE         (BEFORE FEE         TURNOVER
             NET ASSETS     NET ASSETS        WAIVERS)            WAIVERS)            RATE
---------------------------------------------------------------------------------------------
MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
---------------------------------------------------------------------------------------------
CLASS I
2004             0.60%        4.11%             0.75%               3.96%                 5%
2003             0.60         4.24              0.75                4.09                  7
2002 6           0.59         4.47              0.74                4.32                  6
2001             0.60         4.62              0.80                4.42                 16
2000             0.81         4.46              0.91                4.36                 10

CLASS A
2004             0.85%        3.86%             1.00%               3.71%                 5%
2003             0.85         3.99              1.00                3.84                  7
2002 6           0.79         4.27              0.94                4.12                  6
2001             0.70         4.52              0.90                4.32                 16
2000             1.06         4.21              1.16                4.11                 10

CLASS B
2004             1.55%        3.16%             1.70%               3.01%                 5%
2003             1.56         3.28              1.71                3.13                  7
2002 6           1.50         3.56              1.65                3.41                  6
2001             1.55         3.67              1.70                3.52                 16
2000             1.81         3.46              1.91                3.36                 10

CLASS C
2004             1.55%        3.16%             1.70%               3.01%                 5%
2003             1.56         3.28              1.71                3.13                  7
2002 5,6         1.55         3.51              1.70                3.36                  6

---------------------------------------------------------------------------------------------
OHIO INTERMEDIATE TAX EXEMPT BOND FUND
---------------------------------------------------------------------------------------------
CLASS I
2004             0.60%        3.61%             0.75%               3.46%                13%
2003             0.60         3.85              0.75                3.70                  6
2002 8           0.60         4.20              0.75                4.05                 19
2001             0.56         4.44              0.76                4.24                 20
2000             0.52         4.52              0.80                4.24                 31

CLASS A
2004             0.85%        3.36%             1.00%               3.21%                13%
2003             0.85         3.60              1.00                3.45                  6
2002 8           0.80         4.00              0.95                3.85                 19
2001             0.66         4.34              0.86                4.14                 20
2000             0.62         4.42              0.90                4.14                 31

CLASS B
2004             1.55%        2.66%             1.70%               2.51%                13%
2003             1.56         2.89              1.71                2.74                  6
2002 7,8         1.51         3.29              1.66                3.14                 19

CLASS C
2004             1.55%        2.66%             1.70%               2.51%                13%
2003             1.56         2.89              1.71                2.74                  6
2002 8           1.56         3.24              1.71                3.09                 19
2001 7           1.51         3.49              1.66                3.34                 20

ARMADA TAX FREE BOND FUNDS
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS
FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED


            NET ASSET                     REALIZED AND    DIVIDENDS      DISTRIBUTIONS
              VALUE,         NET           UNREALIZED      FROM NET        FROM NET        NET ASSETS             NET ASSETS
            BEGINNING    INVESTMENT        GAIN (LOSS)    INVESTMENT       REALIZED        VALUE, END    TOTAL      END OF
             OF YEAR       INCOME        ON INVESTMENTS     INCOME       CAPITAL GAINS      OF YEAR      RETURN+  YEAR (000)
------------------------------------------------------------------------------------------------------------------------------
 PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004         $10.96        $0.36 1           $(0.49)        $(0.37)         $(0.00)          $10.46       (1.18)%    $54,675
2003          10.47         0.41 1             0.49          (0.41)          (0.00)           10.96        8.76       55,503
2002 4        10.36         0.46 1             0.11          (0.46)          (0.00)           10.47        5.57       51,319
2001           9.89         0.47 1             0.47          (0.47)          (0.00)           10.36        9.64       45,441
2000          10.39         0.45              (0.46)         (0.47)          (0.02)            9.89       (0.06)      45,021

CLASS A
2004         $10.98        $0.34 1           $(0.49)        $(0.35)         $(0.00)          $10.48       (1.42)%    $ 1,299
2003          10.49         0.38 1             0.49          (0.38)          (0.00)           10.98        8.48        1,118
2002 4        10.38         0.44 1             0.11          (0.44)          (0.00)           10.49        5.36        1,015
2001           9.91         0.46 1             0.47          (0.46)          (0.00)           10.38        9.52          399
2000          10.40         0.44              (0.45)         (0.46)          (0.02)            9.91       (0.05)         216

CLASS C
2004         $10.97        $0.26 1           $(0.48)        $(0.27)         $(0.00)          $10.48       (2.01)%    $   887
2003          10.48         0.31 1             0.49          (0.31)          (0.00)           10.97        7.73          907
2002 4        10.38         0.35 1             0.11          (0.36)          (0.00)           10.48        4.46          463
2001 2         9.91         0.04 1             0.47          (0.04)          (0.00)           10.38        5.18            4
2000 3         9.95         0.13              (0.14)         (0.03)          (0.00)            9.91       (0.06)          --


                                              RATIO             RATIO OF NET
                           RATIO OF NET     OF EXPENSES      INVESTMENT INCOME
              RATIO OF      INVESTMENT      TO AVERAGE           TO AVERAGE
              EXPENSES        INCOME        NET ASSETS           NET ASSETS         PORTFOLIO
             TO AVERAGE     TO AVERAGE      (BEFORE FEE         (BEFORE FEE         TURNOVER
             NET ASSETS     NET ASSETS        WAIVERS)            WAIVERS)            RATE
---------------------------------------------------------------------------------------------
 PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
---------------------------------------------------------------------------------------------
CLASS I
2004            0.63%          3.38%           0.78%               3.23%                14%
2003            0.65           3.84            0.80                3.69                 12
2002 4          0.64           4.40            0.79                4.25                 13
2001            0.63           4.57            0.86                4.34                 25
2000            0.53           4.55            0.84                4.24                 38

CLASS A
2004            0.88%          3.13%           1.03%               2.98%                14%
2003            0.90           3.59            1.05                3.44                 12
2002 4          0.84           4.20            0.99                4.05                 13
2001            0.73           4.47            0.96                4.24                 25
2000            0.63           4.45            0.94                4.14                 38

CLASS C
2004            1.58%          2.43%           1.73%               2.28%                14%
2003            1.61           2.88            1.76                2.73                 12
2002 4          1.60           3.44            1.75                3.29                 13
2001 2          1.24           3.72            1.42                3.54                 25
2000 3          1.53           3.55            1.68                3.40                 38

+  TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN
   EXCLUDES SALES CHARGE.
1  PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
2  INFORMATION PRESENTED FOR PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND CLASS C REFLECTS
   THE IMPACT OF THE LOW LEVEL OF ASSETS AT THE BEGINNING OF THE PERIOD AND THROUGHOUT THE
   YEAR ENDED MAY 31, 2001. BECAUSE OF THE LOW ASSET LEVELS, THE INFORMATION PRESENTED IS
   NOT CONSIDERED MEANINGFUL RELATIVE TO THE OTHER SHARE CLASSES OF THE FUND.
3  PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND CLASS C COMMENCED OPERATIONS ON FEBRUARY
   24, 2000. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
4  AS REQUIRED, EFFECTIVE JUNE 1, 2001, PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
   ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES
   AND BEGAN ACCRETING MARKET DISCOUNT ON FIXED INCOME SECURITIES. THE EFFECT OF THIS CHANGE
   FOR THE YEAR ENDED MAY 31, 2002 WAS $0.00 ON PER SHARE DATA AND 0.00% ON THE RATIO OF NET
   INVESTMENT INCOME TO AVERAGE NET ASSETS. PER SHARE DATA AND RATIOS FOR PERIODS PRIOR TO
   JUNE 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             ARMADA EQUITY FUNDS
                                                         STATEMENT OF NET ASSETS

ARMADA INTERNATIONAL EQUITY FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                       NUMBER        VALUE
                                                     OF SHARES       (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 93.4%
AUSTRALIA -- 1.1%
  The News Corporation ADR                              95,155      $  3,241
--------------------------------------------------------------------------------
BELGIUM -- 0.5%
  Colruyt                                               13,425         1,464
--------------------------------------------------------------------------------
CANADA -- 0.7%
  Canadian Natural Resources                            14,400           748
  Neurochem*#                                           29,065           638
  Suncor Energy                                         28,300           669
                                                                    --------
                                                                       2,055
--------------------------------------------------------------------------------
DENMARK -- 0.5%
  TDC A/S                                               41,800         1,410
--------------------------------------------------------------------------------
FINLAND -- 1.4%
  Nokia Oyj, ADR                                       191,080         2,626
  Tietoenator Oyj                                       53,615         1,581
                                                                    --------
                                                                       4,207
--------------------------------------------------------------------------------
FRANCE -- 8.3%
  Aventis, ADR                                          28,935         2,293
  Axa#                                                  57,832         1,186
  Lafarge North America                                 68,940         3,037
  Renault#                                              23,980         1,786
  Sanofi-Synthelabo, ADR#                               34,730         1,152
  Schneider Electric                                    57,735         3,885
  Societe Generale#                                     36,020         3,053
  Total#                                                27,313         5,126
  Vivendi Universal, ADR*#                             118,379         3,026
                                                                    --------
                                                                      24,544
--------------------------------------------------------------------------------
GERMANY -- 7.9%
  Bayer                                                 26,983           769
  Continental#                                          60,870         2,732
  Deutsche Bank#                                        42,945         3,365
  Deutsche Telekom, ADR*#                              177,155         2,983
  E.ON#                                                 74,900         5,191
  Infineon Technologies, ADR*#                         114,127         1,542
  SAP, ADR#                                             93,205         3,765
  Siemens                                               40,400         2,844
                                                                    --------
                                                                      23,191
--------------------------------------------------------------------------------
HONG KONG -- 4.7%
  CLP Holdings                                         495,475         2,626
  HSBC Holdings                                        367,117         5,440
  Sung Hung Kai Properties                             210,165         1,787
  Swire Pacific, Cl A                                  170,345         1,098
  Techtronic Industries (A)                            543,680         1,639
  Wumart Stores, Cl H*                                 617,085         1,207
                                                                    --------
                                                                      13,797
--------------------------------------------------------------------------------
IRELAND -- 3.0%
  Bank of Ireland                                      352,183         4,172
  CRH                                                   79,895         1,690
  Elan, ADR*#                                           44,475         1,045
  Irish Life & Permanent                               121,720         1,850
                                                                    --------
                                                                       8,757
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                       NUMBER        VALUE
                                                     OF SHARES       (000)
--------------------------------------------------------------------------------
ISRAEL -- 0.8%
  Teva Pharmaceutical Industries, ADR                   37,200      $  2,461
--------------------------------------------------------------------------------
ITALY -- 4.3%
  Alleanza Assicurazioni#                              126,090         1,380
  Banca Popolare di Milano#                            441,995         2,602
  Bulgari#                                             119,255         1,150
  ENI-Ente Nazionale Idrocarburi#                      162,205         3,306
  Mediolanum#                                          171,695         1,155
  Riunione Adriatica di Sicurta#                        73,225         1,314
  Telecom Italia Mobile                                327,435         1,775
                                                                    --------
                                                                      12,682
--------------------------------------------------------------------------------
JAPAN -- 13.0%
  Aeon                                                  45,040         1,887
  Ajinomoto                                            308,935         3,550
  Calsonic Kansei#                                     237,700         1,611
  Canon                                                 48,785         2,406
  Honda Motor                                           39,505         1,701
  Icom#                                                 92,395         2,203
  Kyocera                                               23,380         1,946
  Matsushita Electric Industrial, ADR                  117,041         1,637
  Mitsubishi Tokyo Financial Group                         365         3,137
  Mizuho Financial Group                                   399         1,718
  Nippon Telegraph & Telephone#                            484         2,378
  Nitto Denko#                                          23,780         1,287
  Nomura Holdings                                          255             4
  NTT DoCoMo,  ADR                                       1,105            21
  Osaka Gas                                          1,178,915         3,157
  Ryohin Keikaku                                        35,055         1,434
  TIS                                                   50,590         2,009
  Tokyu Land#                                          346,205         1,077
  Toyota Motor                                         140,495         5,085
                                                                    --------
                                                                      38,248
--------------------------------------------------------------------------------
NETHERLANDS -- 4.0%
  ABN AMRO Holding, ADR                                 88,150         1,879
  Aegon#                                               108,464         1,310
  ING Groep, ADR                                        77,920         1,759
  Koninklijke Philips Electronics                      107,180         2,931
  Reed Elsevier                                         65,870           919
  Unilever, ADR                                         47,800         3,153
                                                                    --------
                                                                      11,951
--------------------------------------------------------------------------------
NEW ZEALAND -- 0.6%
  Telecom Corp of New Zealand#                         509,940         1,781
--------------------------------------------------------------------------------
NORWAY -- 1.2%
  Norsk Hydro#                                          30,083         1,867
  Telenor#                                             240,200         1,725
                                                                    --------
                                                                       3,592
--------------------------------------------------------------------------------
SINGAPORE -- 2.2%
  CapitaCommercial Trust*                              521,115           312
  CapitaLand                                         2,605,490         1,992
  DBS Group Holdings                                   518,400         4,298
                                                                    --------
                                                                       6,602
--------------------------------------------------------------------------------

ARMADA EQUITY FUNDS
STATEMENT OF NET ASSETS

ARMADA INTERNATIONAL EQUITY FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                       NUMBER        VALUE
                                                     OF SHARES       (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- CONTINUED
SOUTH KOREA -- 0.4%
  Baiksan OPC                                          105,825      $  1,067
--------------------------------------------------------------------------------
SPAIN -- 2.7%
  Repsol YPF, ADR                                      189,010         3,998
  Sociedad General de Aguas de Barcelona, Cl A          68,309         1,137
  Telefonica                                           194,333         2,819
                                                                    --------
                                                                       7,954
--------------------------------------------------------------------------------
SWEDEN -- 0.8%
  Telefonaktie bolaget LM Ericsson, ADR*#               85,965         2,403
--------------------------------------------------------------------------------
SWITZERLAND -- 10.8%
  Nestle                                                19,230         4,998
  Novartis                                              89,435         4,007
  Roche Holding                                         52,060         5,478
  Swatch Group, Cl B                                    32,015         4,454
  Swiss Reinsurance                                     22,180         1,376
  Syngenta                                              42,290         3,359
  UBS                                                   59,123         4,237
  Zurich Financial Services                             25,265         3,973
                                                                    --------
                                                                      31,882
--------------------------------------------------------------------------------
TAIWAN -- 1.3%
  Hon Hai Precision Industry                           182,355           747
  Taiwan Semiconductor Manufacturing, ADR              314,435         3,191
                                                                    --------
                                                                       3,938
--------------------------------------------------------------------------------
UNITED KINGDOM -- 23.2%
  AstraZeneca, ADR#                                     71,665         3,361
  Aviva#                                               264,295         2,580
  BAA                                                  322,520         3,217
  BAE Systems, ADR                                      64,070           967
  Barclays                                             263,346         2,296
  BG Group#                                            223,115         1,358
  BHP Billiton                                         507,810         4,273
  BP                                                   611,488         5,356
  British American Tobacco                             224,745         3,296
  Compass Group                                        247,655         1,544
  Diageo                                               143,216         1,901
  Diageo, ADR#                                          26,105         1,407
  GlaxoSmithKline, ADR#                                 86,915         3,690
  Kesa Electricals                                     345,300         1,801
  Kingfisher                                           347,967         1,825
  Lloyds TSB Group                                     269,250         2,128
  National Grid Transco                                213,020         1,688
  Royal Bank of Scotland Group                         275,476         8,318
  Shell Transport & Trading                            408,465         2,953
  The Carphone Warehouse Group                       1,278,985         3,230
  Vodafone Group                                     2,357,809         5,544
  Vodafone Group, ADR                                   60,685         1,442
  William Hill                                         134,645         1,336
  WPP Group, ADR*                                       56,315         2,816
                                                                    --------
                                                                      68,327
--------------------------------------------------------------------------------

Total Foreign Common Stocks (Cost $239,760)                          275,554
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                 NUMBER OF SHARES/   VALUE
                                                     PAR (000)       (000)
--------------------------------------------------------------------------------
FOREIGN RIGHTS -- 0.0%
BELGIUM -- 0.0%
  Umicore Rights*                                        1,089      $     --(B)
--------------------------------------------------------------------------------
SPAIN -- 0.0%
  Sociedad General de Aguas de Barcelona
   Rights*                                               1,843            31
--------------------------------------------------------------------------------

Total Foreign Rights (Cost $3)                                            31
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 5.5%
  Armada Money Market Fund, Class I+                16,347,303        16,347
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $16,347)                     16,347
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 98.9% (Cost $256,110)                                291,932
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 21.8% COMMERCIAL PAPER -- 3.4%
  Four Winds Funding
   1.110%, 06/01/04                                  $  10,000         9,999
--------------------------------------------------------------------------------
FLOATING RATE NOTES -- 2.5%
  Lehman Brothers
   1.153%, 05/16/05                                      5,000         5,000
  Morgan Stanley Dean Witter
   1.143%, 02/18/05                                      2,500         2,500
                                                                    --------
                                                                       7,500
--------------------------------------------------------------------------------
MASTER NOTE -- 0.9%
  Bear Stearns & Co.
  1.213%, 06/02/04                                       2,500         2,500
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 15.0%
  Bank of America
   1.110%, 06/01/04                                     24,209        24,209
  Dresdner Securities
   1.110%, 06/01/04                                     20,000        20,000
                                                                    --------
                                                                      44,209
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $64,208)++                              64,208
--------------------------------------------------------------------------------

Total Investments -- 120.7% (Cost $320,318)                          356,140
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net -- (20.7%)                     (61,083)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                          $295,057
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $61,247.
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
(A) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES.
(B) VALUE IS LESS THAN $1,000
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA EQUITY FUNDS
STATEMENT OF NET ASSETS

ARMADA INTERNATIONAL EQUITY FUND
MAY 31, 2004

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Foreign currency exchange contract outstanding at May 31, 2004:

SETTLEMENT             CONTRACT TO    IN EXCHANGE     CONTRACT      UNREALIZED
MONTH        TYPE        RECEIVE          FOR         AT VALUE     APPRECIATION
--------------------------------------------------------------------------------
06/04       Buy      JPY 872,971,380   $7,740,000    $7,925,614      $185,614
                                       ==========    ==========      ========

JPY -- JAPANESE YEN

At May 31, 2004, sector diversification of the Fund was as follows:

                                                   % OF NET         VALUE
SECTOR DIVERSIFICATION                              ASSETS          (000)
-------------------------                          --------       --------
FOREIGN COMMON STOCKS
  Automotive                                          4.4%        $ 12,915
  Banks                                              11.3           33,251
  Basic Materials                                     1.7            5,073
  Commercial Services                                 0.5            1,464
  Communications Equipment                            0.7            2,203
  Consumer Cyclicals                                  7.7           22,662
  Consumer Non-Cyclicals                              1.5            4,304
  Consumer Services                                   2.1            6,224
  Energy                                              5.9           17,378
  Financials Services                                 2.8            8,210
  Financials                                          4.4           12,878
  Food, Beverage, & Tobacco                           5.2           15,224
  Healthcare                                          7.8           23,399
  Industrials                                         6.1           17,967
  Insurance                                           4.1           12,059
  Metals & Mining                                     1.4            4,273
  Real Estate                                         1.8            5,168
  Technology                                          5.1           15,039
  Telecommunications                                 13.1           38,764
  Transportation                                      1.1            3,217
  Utilities                                           4.7           13,883
  Foreign Rights                                      0.0               30
                                                   ------         --------
  TOTAL FOREIGN COMMON STOCKS                        93.4          275,585
MONEY MARKET FUND                                     5.5           16,347
                                                   ------         --------
  TOTAL INVESTMENTS                                  98.9          291,932
SHORT TERM INVESTMENTS HELD AS
  COLLATERAL FOR LOANED SECURITIES                   21.8           64,208
OTHER ASSETS AND LIABILITIES, NET                   (20.7)         (61,083)
                                                   ------         --------
NET ASSETS                                          100.0%        $295,057
                                                   ======         ========



                                                                    STATEMENT OF
                                                          ASSETS AND LIABILITIES

--------------------------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value
   (Cost $256,110)                                                     $291,932
  Foreign currency, at value
   (Cost $1,792)                                                          1,837
  Short term investments held as
   collateral for loaned securities                                      64,208
  Receivable for shares of beneficial
   interest sold                                                             34
  Futures variation margin receivable                                       353
  Dividends and interest receivable                                       1,216
  Unrealized appreciation on foreign
   currency exchange contract                                               186
  Other assets                                                               47
                                                                       --------
     Total Assets                                                       359,813
                                                                       --------
LIABILITIES
  Payable for collateral for loaned securities                           64,208
  Payable for shares of beneficial
   interest redeemed                                                        163
  Investment advisory fees payable                                          285
  Administration fees payable                                                17
  Custody fees payable                                                       22
  12b-1 fees payable
   Class I                                                                    9
   Class A                                                                    1
   Class B                                                                    1
  Accrued expenses payable                                                   46
  Other liabilities                                                           4
                                                                       --------
     Total Liabilities                                                   64,756
                                                                       --------
TOTAL NET ASSETS                                                       $295,057
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                            $421,337
Undistributed net investment income                                       3,866
Accumulated net realized loss on investments and futures               (166,443)
Net unrealized appreciation of foreign currency and
  translation of other assets and liabilities in foreign
  currency                                                                  231
Net unrealized appreciation on investments and futures                   36,066
--------------------------------------------------------------------------------
Total Net Assets                                                       $295,057
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($280,039,481 / 27,510,852
  outstanding shares of beneficial interest)                             $10.18
--------------------------------------------------------------------------------
Net Asset Value and Redemption
  Price Per Share -- Class A ($11,693,422 / 1,159,400
  outstanding shares of beneficial interest)                             $10.09
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($10.09 / 94.50%)            $10.68
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($1,833,858 / 187,028 outstanding shares of beneficial interest)       $ 9.81
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($1,208,645 / 123,525 outstanding shares of beneficial interest)       $ 9.78
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class R
  ($281,323 / 28,292 outstanding shares of beneficial interest)          $ 9.94
--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA EQUITY FUNDS
STATEMENT OF NET ASSETS


ARMADA LARGE CAP CORE EQUITY FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                       NUMBER        VALUE
                                                     OF SHARES       (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 92.8%
BASIC MATERIALS -- 3.4%
  3M                                                    50,050      $  4,232
  Freeport-McMoran Copper & Gold, Cl B#                101,970         3,429
                                                                    --------
                                                                       7,661
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 3.7%
  Affiliated Computer Services, Cl A*                   88,840         4,426
  First Data                                            85,460         3,699
                                                                    --------
                                                                       8,125
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 8.2%
  Johnson Controls#                                     71,440         3,852
  Lowe's                                               101,770         5,452
  NII Holdings*                                        130,970         4,737
  Wal-Mart Stores                                       75,360         4,200
                                                                    --------
                                                                      18,241
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 8.9%
  Anheuser-Busch                                        52,660         2,805
  Dean Foods*                                           74,534         2,631
  Ecolab                                                94,160         2,873
  PepsiCo                                              117,210         6,256
  Procter & Gamble                                      49,030         5,286
                                                                    --------
                                                                      19,851
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 6.5%
  eBay*                                                 52,620         4,673
  International Game Technology                         81,260         3,193
  Starbucks*                                            69,160         2,811
  Viacom, Cl B#                                        104,940         3,871
                                                                    --------
                                                                      14,548
--------------------------------------------------------------------------------
ENERGY -- 4.7%
  Devon Energy                                          78,410         4,655
  Exxon Mobil                                          134,020         5,796
                                                                    --------
                                                                      10,451
--------------------------------------------------------------------------------
FINANCIALS -- 19.8%
  Allstate                                              84,140         3,700
  American Express                                      63,690         3,229
  American International Group                          89,910         6,590
  Bank of America                                       51,480         4,280
  Citigroup                                            115,200         5,349
  Goldman Sachs Group                                   55,730         5,234
  JP Morgan Chase                                      116,980         4,310
  Merrill Lynch                                         56,520         3,210
  PMI Group                                            101,330         4,374
  Washington Mutual#                                    89,730         3,919
                                                                    --------
                                                                      44,195
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                       NUMBER         VALUE
                                                     OF SHARES        (000)
--------------------------------------------------------------------------------
HEALTHCARE -- 12.3%
  Alcon                                                 35,969      $  2,822
  Amgen*                                                83,650         4,576
  Biogen Idec*                                          52,700         3,275
  GlaxoSmithKline, ADR                                  52,510         2,229
  Johnson & Johnson                                     66,640         3,712
  Pfizer                                               155,080         5,481
  Teva Pharmaceutical Industries, ADR                   80,300         5,313
                                                                    --------
                                                                      27,408
--------------------------------------------------------------------------------
INDUSTRIALS -- 6.4%
  General Electric                                     170,930         5,319
  Illinois Tool Works                                   60,860         5,470
  United Technologies                                   40,710         3,445
                                                                    --------
                                                                      14,234
--------------------------------------------------------------------------------
TECHNOLOGY -- 14.8%
  Adobe Systems                                         73,510         3,281
  Cisco Systems*                                       198,140         4,389
  Dell*                                                166,500         5,857
  Electronic Arts*                                      62,910         3,198
  Intel                                                172,410         4,922
  L-3 Communications Holdings                           77,500         4,940
  Microsoft                                            241,620         6,367
                                                                    --------
                                                                      32,954
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 1.4%
  Nextel Communications, Cl A*#                        134,930         3,121
--------------------------------------------------------------------------------
UTILITIES -- 2.7%
  AES*                                                 425,050         3,970
  Equitable Resources                                   44,210         2,140
                                                                    --------
                                                                       6,110
--------------------------------------------------------------------------------

Total Common Stocks (Cost $194,997)                                  206,899
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- 1.5%
BERMUDA -- 1.5%
  Weatherford International*                            81,130         3,368
--------------------------------------------------------------------------------

Total Foreign Common Stock (Cost $3,335)                               3,368
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 4.9%
  Armada Money Market Fund, Class I+                10,904,693        10,905
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $10,905)                     10,905
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 99.2% (Cost $209,237)                                221,172
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 5.4% REPURCHASE AGREEMENT -- 5.4%
  Bank of America
   1.110%, 06/01/04                                    $12,014      $ 12,014
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $12,014)++                              12,014
--------------------------------------------------------------------------------
Total Investments -- 104.6% (Cost $221,251)                          233,186
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (4.6)%
  Investment Advisory Fees Payable                                      (137)
  12b-1 Fees Payable
   Class I                                                               (14)
   Class A                                                                (1)
   Class B                                                                (1)
  Administration Fees Payable                                            (13)
  Custody Fees Payable                                                    (2)
  Payable For Collateral For Loaned Securities                       (12,014)
  Other Assets & Liabilities                                           1,957
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                               (10,225)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                          $222,961
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                      VALUE
                                                                      (000)
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                         $207,801
Undistributed net investment income                                      277
Undistributed net realized gain on investments and futures             2,940
Net unrealized appreciation on investments and futures                11,943
--------------------------------------------------------------------------------
Total Net Assets                                                    $222,961
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($209,690,226 / 19,211,235
  outstanding shares of beneficial interest)                          $10.91
--------------------------------------------------------------------------------
Net Asset Value and Redemption
Price Per Share -- Class A ($8,647,377 / 800,279
  outstanding shares of beneficial interest)                          $10.81
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($10.81 / 94.50%)         $11.44
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($3,527,118 / 336,113 outstanding shares of beneficial interest)    $10.49
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($676,271 / 64,472 outstanding shares of beneficial interest)       $10.49
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class R
  ($420,350 / 39,097 outstanding shares of beneficial interest)       $10.75
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $11,540.
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS SEE
NOTES TO FINANCIAL STATEMENTS.

ARMADA EQUITY FUNDS
STATEMENT OF NET ASSETS


ARMADA LARGE CAP GROWTH FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                       NUMBER         VALUE
                                                     OF SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.4%
BASIC MATERIALS -- 2.5%
  3M                                                   216,520      $ 18,309
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 6.1%
  Affiliated Computer Services, Cl A*#                 303,700        15,130
  Automatic Data Processing                            239,340        10,634
  First Data                                           275,500        11,926
  Inveresk Research Group*                             250,530         7,536
                                                                    --------
                                                                      45,226
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 7.0%
  Lowe's#                                              278,390        14,913
  NII Holdings*                                        349,260        12,633
  Tiffany                                              261,460         9,248
  Wal-Mart Stores#                                     257,701        14,361
                                                                    --------
                                                                      51,155
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 10.6%
  Anheuser-Busch                                       239,140        12,739
  Avon Products                                        147,320        13,062
  Dean Foods*                                          231,680         8,178
  Ecolab#                                              309,550         9,444
  PepsiCo#                                             367,305        19,603
  Procter & Gamble                                     138,838        14,970
                                                                    --------
                                                                      77,996
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 9.7%
  eBay*                                                247,330        21,963
  InterActiveCorp*#                                    427,810        13,373
  International Game Technology#                       185,200         7,279
  Starbucks*                                           330,960        13,450
  Wynn Resorts*#                                       402,900        15,552
                                                                    --------
                                                                      71,617
--------------------------------------------------------------------------------
ENERGY -- 1.2%
  Devon Energy                                         150,180         8,915
--------------------------------------------------------------------------------
FINANCIALS -- 7.3%
  American International Group                         256,120        18,774
  Citigroup                                            315,093        14,630
  Goldman Sachs Group#                                 114,390        10,742
  MBNA                                                 369,800         9,393
                                                                    --------
                                                                      53,539
--------------------------------------------------------------------------------
HEALTHCARE -- 22.7%
  Alcon                                                150,346        11,796
  Allergan                                              81,390         7,236
  Amgen*                                               349,610        19,124
  Biogen Idec*#                                        240,270        14,933
  Cardinal Health                                      189,630        12,840
  Eli Lilly#                                           196,030        14,442
  GlaxoSmithKline, ADR#                                419,360        17,802
  Johnson & Johnson                                    325,516        18,134
  Medtronic                                            144,891         6,940
  Pfizer                                               614,276        21,708
  Teva Pharmaceutical Industries, ADR                  329,480        21,802
                                                                    --------
                                                                     166,757
--------------------------------------------------------------------------------
INDUSTRIALS -- 7.9%
  General Electric                                     584,391      $ 18,186
  Illinois Tool Works                                  236,300        21,239
  United Technologies                                  216,210        18,293
                                                                    --------
                                                                      57,718
--------------------------------------------------------------------------------
TECHNOLOGY -- 21.0%
  Adobe Systems#                                       372,080        16,606
  Cisco Systems*                                       762,120        16,881
  Dell*#                                               621,040        21,848
  Electronic Arts*                                     344,220        17,497
  Intel                                                654,950        18,699
  International Business Machines                      123,990        10,984
  L-3 Communications Holdings                          176,620        11,258
  Microsoft                                            826,126        21,768
  NVIDIA*                                              380,270         8,967
  SAP, ADR                                             240,930         9,733
                                                                    --------
                                                                     154,241
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 1.4%
  Amdocs*                                              428,010        10,563
--------------------------------------------------------------------------------

Total Common Stocks (Cost $631,720)                                  716,036
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 3.1%
  Armada Money Market Fund, Class I+                22,630,683        22,631
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $22,631)                     22,631
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 100.5% (Cost $654,351)                               738,667
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         PAR         VALUE
                                                        (000)        (000)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 12.0% FLOATING RATE NOTES -- 2.0%
  Credit Suisse First Boston
   1.86%, 11/09/04                                     $ 5,000      $  5,020
  Lehman Brothers
   1.153%, 05/16/05                                      5,000         5,000
  Washington Mutual Bank
   1.110%, 08/06/04                                      5,000         4,999
                                                                    --------
                                                                      15,019
--------------------------------------------------------------------------------
MASTER NOTE -- 0.7%
  Bear Stearns & Co.
   1.213%, 06/02/04                                      5,000         5,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 9.3%
  Bank of America
   1.110%, 06/01/04                                     31,144        31,144
  Bear Stearns & Co.
   1.183%, 06/01/04                                     25,000        25,000
  Lehman Brothers
   1.143%, 06/01/04                                     12,183        12,183
                                                                    --------
                                                                      68,327
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $88,346)++                              88,346
--------------------------------------------------------------------------------

Total Investments -- 112.5% (Cost $742,697)                          827,013
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (12.5)%
  Investment Advisory Fees Payable                                      (462)
  12b-1 Fees Payable
   Class I                                                               (20)
   Class A                                                               (11)
   Class B                                                                (3)
  Administration Fees Payable                                            (43)
  Custody Fees Payable                                                   (37)
  Payable For Collateral For Loaned Securities                       (88,346)
  Other Assets & Liabilities                                          (3,444)
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                               (92,366)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                          $734,647
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                     VALUE
                                                                     (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                         $659,148
Accumulated net realized loss on investments and futures              (8,944)
Net unrealized appreciation on investments and futures                84,443
--------------------------------------------------------------------------------
Total Net Assets                                                    $734,647
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($581,511,784 / 31,072,287
  outstanding shares of beneficial interest)                          $18.71
--------------------------------------------------------------------------------
Net Asset Value and Redemption
  Price Per Share -- Class A ($142,014,947 / 7,681,510
  outstanding shares of beneficial interest)                          $18.49
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($18.49 / 94.50%)         $19.57
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($9,673,255 / 544,182 outstanding shares of beneficial interest)    $17.78
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
($1,146,231 / 64,406 outstanding shares of beneficial interest)       $17.80
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class R
  ($301,112 / 16,320 outstanding shares of beneficial interest)       $18.45
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $85,578.
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA EQUITY FUNDS
STATEMENT OF NET ASSETS


ARMADA LARGE CAP VALUE FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                       NUMBER         VALUE
                                                     OF SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 94.2%
BASIC MATERIALS -- 5.5%
  Freeport-McMoran Copper & Gold, Cl B#                149,210      $  5,018
  MeadWestvaco                                         303,815         8,391
  Praxair                                              229,780         8,500
  Weyerhaeuser                                         164,160         9,928
                                                                    --------
                                                                      31,837
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 1.5%
  Office Depot*#                                       518,670         8,475
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 6.9%
  General Mills#                                       134,390         6,189
  H.J. Heinz                                           204,520         7,637
  Kimberly-Clark                                       148,350         9,776
  Kraft Foods#                                         196,060         5,854
  Kroger*                                              306,230         5,111
  Unilever, ADR                                         85,060         5,611
                                                                    --------
                                                                      40,178
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 9.4%
  Clear Channel Communications                         240,190         9,536
  Comcast, Cl A*                                       186,434         5,397
  Gannett#                                             131,300        11,528
  Knight Ridder                                        105,040         7,981
  Time Warner*                                         952,180        16,225
  Walt Disney                                          172,300         4,044
                                                                    --------
                                                                      54,711
--------------------------------------------------------------------------------
ENERGY -- 12.0%
  Anadarko Petroleum                                    83,100         4,531
  BP, ADR                                              205,055        10,868
  ChevronTexaco                                        111,270        10,059
  ConocoPhillips                                       123,837         9,081
  Exxon Mobil                                          271,200        11,729
  Halliburton#                                         238,020         6,912
  Occidental Petroleum                                 104,220         4,606
  Transocean*                                          197,220         5,272
  Williams#                                            553,840         6,596
                                                                    --------
                                                                      69,654
--------------------------------------------------------------------------------
FINANCIALS -- 29.2%
  American International Group                         216,398        15,862
  Axis Capital Holdings                                257,860         7,207
  Bank of America                                      151,515        12,595
  Bank One                                             158,020         7,656
  Chubb                                                167,640        11,294
  Citigroup                                            529,080        24,565
  Comerica#                                             75,280         4,262
  Genworth*                                            125,940         2,456
  Goldman Sachs Group                                   76,880         7,220
  JP Morgan Chase                                      272,300        10,031
  Keycorp#                                             188,280         5,914
  Metlife                                              336,640        11,968
  Morgan Stanley Dean Witter                           148,390         7,940
  St. Paul                                             202,298         8,027
  US Bancorp                                           333,480         9,371


--------------------------------------------------------------------------------
                                                       NUMBER         VALUE
                                                     OF SHARES        (000)
--------------------------------------------------------------------------------
Wachovia                                               227,930      $ 10,761
Wells Fargo                                            198,450        11,669
                                                                    --------
                                                                     168,798
--------------------------------------------------------------------------------
HEALTHCARE -- 6.8%
  AmerisourceBergen                                    164,730         9,881
  Bristol-Myers Squibb                                 140,180         3,542
  Johnson & Johnson                                    153,930         8,575
  Merck                                                 90,550         4,283
  Pfizer                                               222,890         7,877
  Wyeth                                                148,745         5,355
                                                                    --------
                                                                      39,513
--------------------------------------------------------------------------------
INDUSTRIALS -- 4.5%
  Caterpillar#                                          59,710         4,499
  Deere                                                112,530         7,394
  General Electric                                     134,840         4,196
  United Technologies                                  116,450         9,853
                                                                    --------
                                                                      25,942
--------------------------------------------------------------------------------
TECHNOLOGY -- 5.2%
  BMC Software*                                        134,520         2,373
  International Business Machines                       97,410         8,630
  Lockheed Martin                                      119,785         5,934
  Microsoft                                            336,220         8,859
  Northrop Grumman                                      42,380         4,371
                                                                    --------
                                                                      30,167
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 3.7%
  BellSouth                                            192,370         4,801
  SBC Communications                                   310,885         7,368
  Verizon Communications                               269,600         9,323
                                                                    --------
                                                                      21,492
--------------------------------------------------------------------------------
TRANSPORTATION -- 4.0%
  Burlington Northern Santa Fe                         360,368        11,870
  Union Pacific                                        193,220        11,269
                                                                    --------
                                                                      23,139
--------------------------------------------------------------------------------
UTILITIES -- 5.5%
  Dominion Resources of Virginia#                      182,670        11,503
  Exelon                                               343,240        11,430
  TXU                                                  236,220         8,827
                                                                    --------
                                                                      31,760
--------------------------------------------------------------------------------

Total Common Stocks (Cost $490,642)                                  545,666
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 3.0%
CANADA -- 3.0%
  BCE#                                                 230,700         4,591
  Canadian Natural Resources                           127,180         6,610
  Suncor Energy                                        249,070         5,890
                                                                    --------
                                                                      17,091
--------------------------------------------------------------------------------
Total Foreign Common Stocks (Cost $17,129)                            17,091
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 NUMBER OF SHARES/    VALUE
                                                     PAR (000)        (000)
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 2.6%
  Armada Money Market Fund, Class I+                14,664,946      $ 14,665
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $14,665)                     14,665
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 99.8% (Cost $522,436)                                577,422
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 10.4% FLOATING RATE NOTES -- 1.7%
  Morgan Stanley Dean Witter
    1.143%, 02/18/05                                   $ 5,000         5,000
  Washington Mutual Bank
    1.110%, 08/06/04                                     5,000         4,999
                                                                    --------
                                                                       9,999
--------------------------------------------------------------------------------
MASTER NOTE -- 0.9%
  Bear Stearns & Co.
    1.213%, 06/02/04                                     5,000         5,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 7.8%
  Bank of America
    1.110%, 06/01/04                                    20,409        20,409
  Bear Stearns & Co.
    1.183%, 06/01/04                                    15,000        15,000
  Lehman Brothers
    1.143%, 06/01/04                                     9,684         9,684
                                                                    --------
                                                                      45,093
--------------------------------------------------------------------------------
Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $60,092)++                              60,092
--------------------------------------------------------------------------------
Total Investments -- 110.2% (Cost $582,528)                          637,514
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (10.2)%
  Investment Advisory Fees Payable                                      (363)
  12b-1 Fees Payable
   Class I                                                               (17)
   Class A                                                                (3)
   Class B                                                                (3)
  Administration Fees Payable                                            (34)
  Custody Fees Payable                                                    (6)
  Payable For Collateral For Loaned Securities                       (60,092)
  Other Assets & Liabilities                                           1,745
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                               (58,773)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                          $578,741
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                     VALUE
                                                                     (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                         $517,420
Undistributed net investment income                                    1,113
Undistributed net realized gain on investments and futures             5,311
Net unrealized appreciation on investments and futures                54,897
--------------------------------------------------------------------------------
Total Net Assets                                                    $578,741
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($526,030,633 / 31,999,975
  outstanding shares of beneficial interest)                          $16.44
--------------------------------------------------------------------------------
Net Asset Value and Redemption
  Price Per Share -- Class A ($41,023,017 / 2,502,338
  outstanding shares of beneficial interest)                          $16.39
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($16.39 / 94.50%)         $17.34
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class B ($10,498,821 / 644,044
  outstanding shares of beneficial interest)                          $16.30
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class C ($697,579 / 42,943
  outstanding shares of beneficial interest)                          $16.24
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class R ($490,870 / 29,985
  outstanding shares of beneficial interest)                          $16.37
--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $57,835.
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA EQUITY FUNDS
STATEMENT OF NET ASSETS

ARMADA MID CAP GROWTH FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                       NUMBER         VALUE
                                                     OF SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.6%
BASIC MATERIALS -- 2.9%
  Air Products & Chemicals                              14,200      $    710
  Arch Coal#                                            19,800           643
  Freeport-McMoran Copper & Gold, Cl B                  18,700           629
  United States Steel                                   23,300           707
                                                                    --------
                                                                       2,689
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 9.5%
  Career Education*#                                     9,600           652
  CheckFree*                                            26,900           825
  Cognizant Technology Solutions*                       17,900           828
  Corinthian Colleges*                                  19,600           557
  Education Management*                                 18,500           640
  Fiserv*                                               16,500           624
  Gartner Group*#                                       51,100           626
  Global Payments                                       17,200           802
  Hewitt Associates*                                    23,900           753
  Inveresk Research*                                    23,700           713
  Monster Worldwide*                                    33,400           845
  Robert Half*#                                         27,400           767
                                                                    --------
                                                                       8,632
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 8.6%
  American Eagle Outfitters*                            21,200           614
  Coach*                                                11,600           506
  Dollar Tree Stores*                                   24,500           684
  Ethan Allen Interiors#                                17,500           682
  Family Dollar Stores                                  21,900           687
  Maytag                                                24,700           644
  MSC Industrial Direct                                 20,000           578
  Netflix*#                                             22,100           730
  RadioShack                                            14,500           441
  Ross Stores                                           16,400           429
  Staples                                               37,800         1,042
  Tiffany                                               21,700           767
                                                                    --------
                                                                       7,804
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 2.7%
  Coca-Cola Enterprises                                 30,300           835
  Estee Lauder, Cl A                                    14,800           678
  Pepsi Bottling Group                                  31,800           922
                                                                    --------
                                                                       2,435
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 11.2%
  Ask Jeeves*                                           15,100           610
  CNET Networks*#                                       87,000           840
  Cox Radio, Cl A*                                      30,800           583
  Harrah's Entertainment                                12,100           622
  Hearst-Argyle Television                              24,500           641
  International Game Technology                         22,700           892
  Marriott, Cl A                                        17,300           853
  Radio One*                                            33,100           572
  RealNetworks*                                         83,300           501
  Sirius Satellite Radio*#                             168,900           507
  Speedway Motorsports                                  12,800           430
  Starbucks*                                            22,600           918
  Station Casinos                                       15,700           726


--------------------------------------------------------------------------------
                                                       NUMBER         VALUE
                                                     OF SHARES        (000)
--------------------------------------------------------------------------------
  United Online*                                        34,000      $    639
  Wendy's                                               21,500           813
                                                                    --------
                                                                      10,147
--------------------------------------------------------------------------------
ENERGY -- 5.7%
  BJ Services*                                          13,500           565
  Cooper Cameron*#                                      14,900           691
  Grant Prideco*                                        27,400           425
  Nabors Industries*                                    11,700           484
  Patterson-UTI Energy*#                                20,800           638
  Pride International*#                                 27,300           429
  Rowan*#                                               33,200           730
  Todco, Cl A*#                                         43,900           626
  Ultra Petroleum*                                      20,000           613
                                                                    --------
                                                                       5,201
--------------------------------------------------------------------------------
FINANCIALS -- 5.0%
  ACE                                                   15,600           642
  Affiliated Managers Group*#                           12,000           585
  Doral Financial                                       21,500           697
  E*trade Financial*                                    61,300           699
  GATX#                                                 29,400           709
  Instinet Group*                                       94,000           620
  Knight Trading Group*                                 49,400           566
                                                                    --------
                                                                       4,518
--------------------------------------------------------------------------------
HEALTHCARE -- 22.1%
  Accredo Health*                                       21,300           775
  Align Technology*                                     30,100           574
  Allergan                                               9,200           818
  Amylin Pharmaceuticals*#                              25,300           561
  Apria Healthcare Group*                               21,700           609
  Beckman Coulter                                       14,500           877
  Bio-Rad Laboratories*                                  9,800           550
  Biogen Idec*#                                         22,305         1,386
  Biomet                                                21,300           855
  Caremark*                                             27,300           852
  Celgene*                                               6,700           382
  Cephalon*#                                            10,600           571
  Closure Medical*#                                     25,200           628
  Community Health Systems*                             23,900           609
  Covance*#                                             18,900           685
  C.R. Bard                                              5,100           572
  Endo Pharmaceuticals*                                 32,400           734
  Henry Schein*                                          7,200           484
  Laboratory Corporation of America*                    13,400           554
  Medicis Pharmaceutical, Cl A                          14,800           626
  Neurocrine Biosciences*                               11,500           659
  OSI Pharmaceuticals*#                                  5,000           410
  QLT*                                                  27,500           635
  Renal Care Group*                                     22,650           742
  Respironics*                                          12,000           638
  Sepracor*#                                             9,200           409
  Thermo Electron*                                      23,600           726
  Triad Hospitals*                                      21,300           753
  Zimmer Holdings*                                      16,400         1,400
                                                                    --------
                                                                      20,074
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       NUMBER         VALUE
                                                     OF SHARES        (000)
--------------------------------------------------------------------------------
INDUSTRIALS -- 1.6%
  IDEX                                                  13,100      $    625
  Molex                                                 27,700           813
                                                                    --------
                                                                       1,438
--------------------------------------------------------------------------------
TECHNOLOGY -- 26.3%
  Adobe Systems                                         24,500         1,093
  Akamai Technologies*#                                 46,700           694
  Altera*#                                              48,100         1,101
  Ascential Software*#                                  35,600           571
  Atmel*#                                               82,500           525
  Avid Technology*                                      14,500           754
  Axcelis Technologies*                                 61,800           745
  Broadcom, Cl A*                                       17,900           756
  Celestica*#                                           33,800           635
  Citrix Systems*                                       27,000           568
  Cognos*                                               19,100           643
  Compuware*                                            81,500           648
  Comverse Technology*                                  38,400           679
  Conexant Systems*                                    142,000           670
  Corning*                                              65,000           805
  Cree*#                                                32,000           736
  Cypress Semiconductor*                                49,900           816
  Digital River*                                        22,800           716
  Fairchild Semiconductor, Cl A*                        33,300           657
  Filenet*                                              26,500           725
  Juniper Networks*                                     36,800           770
  Kla-Tencor*#                                          14,100           679
  LAM Research*#                                        37,600           945
  Macromedia*                                           25,400           660
  Microchip Technology                                  16,700           530
  Micron Technology*                                    51,400           773
  National Semiconductor*                               41,800           906
  Novell*                                               78,400           714
  Novellus Systems*                                     20,900           696
  Parametric Technology*                               107,600           522
  Polycom*                                              25,900           531
  Symantec*                                             13,300           609
  Teradyne*#                                            20,300           452
  Varian*                                               13,500           601
                                                                    --------
                                                                      23,925
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.5%
  Corvis*#                                             280,400           421
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.8%
  Airtran Holdings*#                                    36,900           514
  JetBlue Airways*#                                     20,800           599
  Werner Enterprises                                    27,600           527
                                                                    --------
                                                                       1,640
--------------------------------------------------------------------------------
UTILITIES -- 0.7%
  Calpine*#                                            171,800           651
--------------------------------------------------------------------------------

Total Common Stocks (Cost $84,132)                                    89,575
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                 NUMBER OF SHARES/    VALUE
                                                     PAR (000)        (000)
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 2.5%
  Armada Money Market Fund, Class I+                 2,280,466      $  2,281
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $2,281)                       2,281
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 101.1% (Cost $86,413)                                 91,856
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 20.7% FLOATING RATE NOTE -- 2.2%
  Morgan Stanley Dean Witter
   1.143%, 02/18/05                                    $ 2,000         2,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 18.5%
  Bank of America
   1.110%, 06/01/04                                     14,290        14,290
  Bear Stearns & Co.
   1.183%, 06/01/04                                      2,500         2,500
                                                                    --------
                                                                      16,790
--------------------------------------------------------------------------------
Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $18,790)++                              18,790
--------------------------------------------------------------------------------

Total Investments -- 121.8% (Cost $105,203)                          110,646
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (21.8)%
  Investment Advisory Fees Payable                                       (57)
  12b-1 Fees Payable
   Class I                                                                (2)
   Class A                                                                (2)
   Class B                                                                (1)
  Administration Fees Payable                                             (5)
  Custody Fees Payable                                                    (1)
  Payable For Collateral For Loaned Securities                       (18,790)
  Other Assets & Liabilities                                            (932)
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                               (19,790)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                          $ 90,856
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                         $162,937
Accumulated net realized loss on investments                         (77,524)
Net unrealized appreciation on investments                             5,443
--------------------------------------------------------------------------------
Total Net Assets                                                    $90,856
--------------------------------------------------------------------------------
  Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($67,969,062 / 10,311,399
  outstanding shares of beneficial interest)                           $6.59
--------------------------------------------------------------------------------
Net Asset Value and Redemption
  Price Per Share -- Class A ($19,092,343 / 3,019,513
  outstanding shares of beneficial interest)                           $6.32
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($6.32 / 94.50%)           $6.69
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class B ($3,429,314 / 660,464
  outstanding shares of beneficial interest)                           $5.19
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class C ($365,682 / 69,376
  outstanding shares of beneficial interest)                           $5.27
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $17,701.
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
CL -- CLASS
SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA EQUITY FUNDS
STATEMENT OF NET ASSETS


ARMADA MID CAP VALUE FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                       NUMBER         VALUE
                                                     OF SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.7%
BASIC MATERIALS -- 9.4%
  Bowater                                                7,550      $    319
  Freeport-McMoran Copper & Gold, Cl B#                 14,290           481
  Harsco                                                12,360           536
  MeadWestvaco                                          22,760           629
  Nova Chemicals#                                       21,950           584
  Peabody Energy                                        16,020           797
  Praxair                                               16,490           610
  RPM                                                   39,240           577
  Sappi, ADR                                            43,710           616
  Sherwin-Williams                                      17,700           696
                                                                    --------
                                                                       5,845
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 2.8%
Manpower#                                               14,615           698
Perot Systems, Cl A*                                    28,080           382
RR Donnelley & Sons                                     21,016           636
                                                                    --------
                                                                       1,716
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 7.2%
  American Eagle Outfitters*                            18,800           544
  BJ's Wholesale Club*#                                 30,460           720
  Federated Department Stores                            5,920           282
  Kmart Holding*#                                        9,104           478
  Lear                                                   7,028           416
  Liz Claiborne                                         16,735           574
  Office Depot*#                                        89,850         1,468
                                                                    --------
                                                                       4,482
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 4.0%
  Constellation Brands, Cl A*#                          14,610           526
  Cott*                                                 21,110           670
  Kroger*                                               35,270           589
  Smithfield Foods*                                     24,650           715
                                                                    --------
                                                                       2,500
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 5.1%
  Aramark                                               28,590           786
  Belo, Cl A                                            10,615           312
  Caesars Entertainment*                                28,270           389
  Knight Ridder                                          7,660           582
  Regis                                                  9,309           406
  Take-Two Interactive Software*#                       24,700           736
                                                                    --------
                                                                       3,211
--------------------------------------------------------------------------------
ENERGY -- 7.0%
  Anadarko Petroleum                                    11,600           632
  Canadian Natural Resources                            11,610           603
  Key Energy Group*                                     41,785           405
  Pioneer Natural Resources*#                           22,890           708
  Smith International*                                   9,833           491
  Transocean*                                           20,350           544
  Williams#                                             78,180           931
                                                                    --------
                                                                       4,314
--------------------------------------------------------------------------------
FINANCIALS -- 23.6%
  AmerUs Group#                                         22,345           879


--------------------------------------------------------------------------------
                                                       NUMBER         VALUE
                                                     OF SHARES        (000)
--------------------------------------------------------------------------------
FINANCIALS -- 23.6%
  Assurant*                                             18,000      $    452
  Axis Capital Holdings                                 21,500           601
  Bear Stearns#                                          3,500           284
  Comerica#                                             10,230           579
  Endurance Specialty Holdings                          17,110           577
  Everest Re Group                                      11,151           913
  Marshall & Ilsley                                     15,900           654
  Mercantile Bankshares                                 11,410           533
  Montpelier Re Holdings                                20,000           698
  Nationwide Financial Services, Cl A                   25,805           943
  Odyssey Re Holdings#                                  20,573           519
  Platinum Underwriters Holdings                        11,330           352
  PMI Group                                             14,356           620
  Prologis                                              12,340           396
  Radian Group                                           8,249           379
  Rayonier                                              13,801           580
  Reinsurance Group of America                          14,181           564
  Renaissance Re Holdings                               16,660           880
  Sky Financial Group                                   28,995           744
  Sovereign Bancorp#                                    40,500           881
  Valley National Bancorp                               23,157           591
  Webster Financial                                     14,700           689
  Whitney Holding                                       10,510           457
                                                                    --------
                                                                      14,765
--------------------------------------------------------------------------------
HEALTHCARE -- 8.0%
  AmerisourceBergen                                     10,400           624
  Anthem*                                                6,990           619
  Community Health Systems*                             27,493           701
  Coventry Health Care*                                  7,408           341
  Fisher Scientific*#                                    7,945           456
  Health Net*                                           14,180           333
  Invacare                                               7,400           307
  Manor Care                                             8,285           260
  Pacificare Health Systems*#                           18,400           680
  Triad Hospitals*                                      19,293           682
                                                                    --------
                                                                       5,003
--------------------------------------------------------------------------------
INDUSTRIALS -- 4.9%
  Hubbell, Cl B                                         10,385           465
  Kennametal                                            11,400           486
  Oshkosh Truck, Cl B                                   12,100           626
  Parker Hannifin#                                      13,070           726
  Republic Services                                     25,300           730
                                                                    --------
                                                                       3,033
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 3.7%
  Developers Diversified Realty                         22,710           781
  Equity Residential Properties Trust                   10,660           314
  General Growth Properties                             21,245           624
  Kimco Realty                                          12,480           573
                                                                    --------
                                                                       2,292
--------------------------------------------------------------------------------
TECHNOLOGY -- 10.6%
  3Com*                                                 51,800           335
  Alliant Techsystems*                                   7,708           472
  Avnet*#                                               26,865           629
  BMC Software*                                         44,220           780

--------------------------------------------------------------------------------
                                                 NUMBER OF SHARES/    VALUE
                                                     PAR (000)        (000)
--------------------------------------------------------------------------------
  Check Point Software Technologies*                    31,740      $    755
  Compuware*                                           104,900           834
  Fairchild Semiconductor, Cl A*                        23,300           459
  Ikon Office Solutions#                                44,500           490
  Ingram Micro, Cl A*                                   29,600           428
  National Semiconductor*                               25,138           545
  Sandisk*#                                             18,300           451
  Vishay Intertechnology*                               24,267           458
                                                                    --------
                                                                       6,636
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.3%
  IDT, Cl B*#                                           10,130           182
--------------------------------------------------------------------------------
TRANSPORTATION -- 2.3%
  Burlington Northern Santa Fe                          18,170           599
  Norfolk Southern                                      19,810           480
  Ryder System                                           9,963           370
                                                                    --------
                                                                       1,449
--------------------------------------------------------------------------------
UTILITIES -- 8.8%
  Allete                                                17,530           609
  Calpine*#                                            116,100           440
  Constellation Energy Group                            21,428           819
  PG&E*                                                 20,600           587
  Puget Energy#                                         21,055           452
  TXU#                                                  37,140         1,388
  Vectren#                                              24,185           581
  Wisconsin Energy                                      19,395           617
                                                                    --------
                                                                       5,493
--------------------------------------------------------------------------------

Total Common Stocks (Cost $52,946)                                    60,921
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 2.3%
  Armada Money Market Fund, Class I+                 1,435,162         1,435
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $1,435)                       1,435
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 100.0% (Cost $54,381)                                 62,356
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 26.2% FLOATING RATE NOTE -- 3.2%
  Morgan Stanley Dean Witter
   1.143%, 02/18/05                                    $ 2,000         2,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 23.0%
  Bank of America
   1.110%, 06/01/04                                     11,823        11,823
  Bear Stearns & Co.
   1.183%, 06/01/04                                      2,500         2,500
                                                                    --------
                                                                      14,323
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $16,323)++                              16,323
--------------------------------------------------------------------------------

Total Investments -- 126.2% (Cost $70,729)                            78,679
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                       NUMBER         VALUE
                                                     OF SHARES        (000)
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (26.2)%
  Investment Advisory Fees Payable                                    $  (38)
  12b-1 Fees Payable
   Class I                                                                (1)
   Class B                                                                (1)
  Administration Fees Payable                                             (4)
  Custody Fees Payable                                                    (1)
  Payable For Collateral For Loaned Securities                       (16,323)
  Other Assets& Liabilities                                               46
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                               (16,322)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $62,357
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                          $47,633
Undistributed net realized gain on investments and futures             6,749
Net unrealized appreciation on investments                             7,975
--------------------------------------------------------------------------------
Total Net Assets                                                     $62,357
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($52,453,191 / 4,182,326
  outstanding shares of beneficial interest)                          $12.54
--------------------------------------------------------------------------------
Net Asset Value and Redemption
  Price Per Share -- Class A ($5,312,439 / 426,956
  outstanding shares of beneficial interest)                          $12.44
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($12.44 / 94.50%)         $13.16
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class B ($3,472,093 / 280,719
  outstanding shares of beneficial interest)                          $12.37
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class C ($858,233 / 69,126
  outstanding shares of beneficial interest)                          $12.42
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class R ($261,441 / 21,044
  outstanding shares of beneficial interest)                          $12.42
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $15,646.
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA EQUITY FUNDS
STATEMENT OF NET ASSETS

ARMADA S&P 500 INDEX FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                       NUMBER         VALUE
                                                     OF SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 95.2%
BASIC MATERIALS -- 3.4%
  3M                                                    29,354      $  2,482
  Air Products & Chemicals                               8,513           425
  Alcoa                                                 32,600         1,020
  Allegheny Technologies                                 3,021            36
  Ashland                                                2,604           123
  Avery Dennison                                         4,138           244
  Ball                                                   2,111           144
  Bemis                                                  3,980           110
  Boise Cascade                                          3,267           115
  Dow Chemical                                          34,907         1,393
  Eastman Chemical                                       2,898           134
  EI du Pont de Nemours                                 37,378         1,615
  Engelhard                                              4,700           142
  Freeport-McMoran Copper & Gold, Cl B                   6,445           217
  Georgia-Pacific Group                                  9,503           340
  Goodyear Tire & Rubber*#                               6,568            57
  Great Lakes Chemical                                   1,895            47
  Hercules*                                              4,155            44
  International Paper                                   17,998           755
  Louisiana-Pacific#                                     3,967            92
  MeadWestvaco                                           7,533           208
  Monsanto*                                              9,947           343
  Newmont Mining                                        16,185           643
  Nucor#                                                 2,933           193
  Pactiv*                                                5,890           139
  Phelps Dodge*                                          3,474           236
  PPG Industries                                         6,414           383
  Praxair                                               12,181           451
  Rohm & Haas                                            8,341           321
  Sealed Air*#                                           3,183           160
  Sherwin-Williams                                       5,461           215
  Sigma-Aldrich                                          2,597           148
  Temple-Inland                                          2,049           134
  United States Steel                                    4,240           129
  Weyerhaeuser                                           8,234           498
  Worthington Industries                                 3,237            62
                                                                    --------
                                                                      13,798
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 1.7%
  Affiliated Computer Services, Cl A*#                   5,096           254
  Automatic Data Processing                             22,098           982
  Cintas                                                 6,407           291
  Computer Sciences*#                                    7,026           306
  Convergys*                                             5,367            79
  Electronic Data Systems                               17,994           294
  Equifax                                                5,210           128
  First Data                                            33,246         1,439
  Fiserv*                                                7,290           276
  IMS Health                                             8,970           223
  Interpublic Group*#                                   15,540           223
  Monster Worldwide*                                     4,233           107
  Moody's#                                               5,574           365
  Omnicom Group                                          7,117           568
  Paychex                                               14,142           531
  Pulte Homes                                            4,698           248


--------------------------------------------------------------------------------
                                                       NUMBER         VALUE
                                                     OF SHARES        (000)
--------------------------------------------------------------------------------
  Robert Half*#                                          6,414      $    179
  RR Donnelley & Sons                                    8,025           243
  Sungard Data Systems*                                 10,762           298
                                                                    --------
                                                                       7,034
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 7.6%
  Adolph Coors, Cl B                                     1,364            88
  Alberto-Culver, Cl B                                   3,373           159
  Autozone*#                                             3,269           284
  Bed Bath & Beyond*                                    11,177           416
  Best Buy                                              12,162           642
  Big Lots*#                                             4,380            64
  Black & Decker                                         2,939           176
  Brunswick                                              3,508           142
  Centex#                                                4,635           225
  Circuit City Stores                                    7,887            94
  Cooper Tire & Rubber                                   2,766            58
  Costco Wholesale                                      17,159           648
  CVS                                                   14,849           619
  Dana                                                   5,573           104
  Delphi Automotive Systems                             20,988           214
  Dillard's, Cl A                                        3,121            62
  Dollar General                                        12,624           245
  Family Dollar Stores                                   6,448           202
  Federated Department Stores                            6,772           323
  Fluor                                                  3,073           124
  Ford Motor#                                           68,602         1,019
  Fortune Brands#                                        5,464           411
  Gap                                                   33,557           810
  General Motors#                                       21,052           956
  Home Depot                                            85,228         3,061
  JC Penney                                             10,227           366
  Johnson Controls                                       7,063           381
  Jones Apparel Group                                    4,732           182
  KB Home                                                1,749           115
  Kohl's*                                               12,737           606
  Leggett & Platt                                        7,190           182
  Limited                                               17,448           337
  Liz Claiborne                                          4,088           140
  Lowe's#                                               29,456         1,578
  Maytag                                                 2,943            77
  Navistar*                                              2,581            98
  Nike, Cl B                                             9,856           701
  Nordstrom                                              5,148           209
  Office Depot*#                                        11,633           190
  Paccar                                                 6,556           366
  RadioShack                                             6,147           187
  Reebok                                                 2,206            80
  Sears Roebuck                                          8,351           317
  Staples                                               18,705           516
  Target                                                34,143         1,526
  Tiffany                                                5,493           194
  TJX                                                   18,852           470
  Toys 'R' Us*                                           7,997           126
  VF                                                     4,048           190
  Visteon                                                4,897            54
  Vulcan Materials                                       3,810           170
  Wal-Mart Stores                                      162,115         9,035

--------------------------------------------------------------------------------
                                                       NUMBER         VALUE
                                                     OF SHARES        (000)
--------------------------------------------------------------------------------
  Walgreen                                              38,392      $  1,344
  Whirlpool                                              2,609           174
                                                                    --------
                                                                      31,057
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 8.1%
  Albertson's#                                          13,745           322
  Altria Group                                          76,667         3,678
  Anheuser-Busch                                        30,520         1,626
  Archer-Daniels-Midland                                24,273           404
  Avon Products                                          8,818           782
  Brown-Forman, Cl B                                     4,546           218
  Campbell Soup#                                        15,398           393
  Clorox                                                 7,872           412
  Coca-Cola                                             91,597         4,703
  Coca-Cola Enterprises                                 17,191           474
  Colgate-Palmolive                                     19,951         1,141
  Conagra Foods                                         20,112           566
  Ecolab                                                 9,635           294
  General Mills                                         14,041           647
  Gillette                                              37,721         1,625
  H.J. Heinz                                            13,189           492
  Hershey Foods                                          4,874           432
  International Flavors & Fragrances                     3,508           126
  Kellogg                                               15,447           655
  Kimberly-Clark                                        18,788         1,238
  Kroger*                                               27,908           466
  McCormick & Company                                    5,145           182
  Newell Rubbermaid#                                    10,279           242
  Pepsi Bottling Group                                   9,727           282
  PepsiCo                                               64,064         3,419
  Procter & Gamble                                      48,412         5,220
  RJ Reynolds Tobacco Holdings#                          3,170           178
  Safeway*#                                             16,568           374
  Sara Lee                                              29,637           679
  Supervalu                                              5,034           156
  Sysco                                                 24,150           906
  UST#                                                   6,213           232
  Winn-Dixie Stores#                                     5,310            34
  Wm. Wrigley                                            8,423           529
                                                                    --------
                                                                      33,127
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 5.8%
  Apollo Group, Cl A*#                                   6,598           619
  AutoNation*#                                          10,304           172
  Carnival                                              23,599         1,006
  Clear Channel Communications                          23,059           915
  Comcast, Cl A*                                        84,318         2,441
  Darden Restaurants                                     6,174           139
  Deluxe                                                 1,893            81
  Dow Jones                                              3,055           146
  Eastman Kodak#                                        10,735           281
  eBay*                                                 24,198         2,149
  Gannett                                               10,154           892
  Harley-Davidson#                                      11,349           652
  Harrah's Entertainment                                 4,169           214
  Hasbro                                                 6,536           128
  Hilton Hotels                                         14,212           247
  International Game Technology                         12,991           511


--------------------------------------------------------------------------------
                                                       NUMBER         VALUE
                                                     OF SHARES        (000)
--------------------------------------------------------------------------------
  Knight Ridder                                          2,993      $    227
  Marriott, Cl A                                         8,618           425
  Mattel                                                16,103           281
  May Department Stores                                 10,810           310
  McDonald's                                            47,264         1,248
  McGraw-Hill                                            7,169           559
  Meredith                                               1,879            99
  New York Times, Cl A                                   5,614           262
  Starbucks*                                            14,839           603
  Starwood Hotels & Resorts Worldwide                    7,647           323
  Time Warner*                                         170,547         2,906
  Tribune                                               12,368           597
  Univision Communications, Cl A*#                      12,081           393
  Viacom, Cl B#                                         65,525         2,417
  Walt Disney                                           76,701         1,800
  Wendy's                                                4,268           161
  Yum! Brands*                                          11,019           413
                                                                    --------
                                                                      23,617
--------------------------------------------------------------------------------
ENERGY -- 5.9%
  Amerada Hess#                                          3,367           238
  Anadarko Petroleum                                     9,427           514
  Apache                                                12,140           490
  Baker Hughes                                          12,543           427
  BJ Services*                                           5,964           250
  Burlington Resources                                   7,411           496
  ChevronTexaco                                         40,071         3,622
  ConocoPhillips                                        25,629         1,879
  Devon Energy                                           8,711           517
  El Paso                                               24,012           173
  EOG Resources                                          4,311           230
  Exxon Mobil                                          245,639        10,624
  Halliburton                                           16,409           476
  Kerr-McGee#                                            3,778           186
  Marathon Oil                                          12,739           425
  Nabors Industries*                                     5,491           227
  Noble*                                                 5,030           173
  Occidental Petroleum                                  14,540           643
  Rowan*#                                                3,900            86
  Schlumberger                                          22,051         1,261
  Sunoco                                                 2,893           178
  Transocean*                                           11,983           320
  Unocal                                                 9,700           346
  Valero Energy#                                         4,760           315
  Williams#                                             19,411           231
                                                                    --------
                                                                      24,327
--------------------------------------------------------------------------------
FINANCIALS -- 19.6%
  ACE                                                   10,454           431
  Aetna                                                  5,743           466
  Aflac                                                 19,210           780
  Allstate                                              26,355         1,159
  AMBAC Financial Group                                  4,003           277
  American Express#                                     48,183         2,443
  American International Group                          97,729         7,164
  Amsouth Bancorporation                                13,151           335
  AON                                                   11,747           325
  Bank of America                                       76,532         6,362

ARMADA EQUITY FUNDS
STATEMENT OF NET ASSETS

ARMADA S&P 500 INDEX FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                       NUMBER         VALUE
                                                     OF SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
FINANCIALS -- CONTINUED
  Bank of New York                                      28,987      $    872
  Bank One                                              41,939         2,032
  BB&T                                                  20,475           772
  Bear Stearns                                           3,885           315
  Capital One Financial#                                 8,650           606
  Cendant                                               37,746           866
  Charles Schwab                                        50,817           498
  Charter One Financial                                  8,339           367
  Chubb                                                  7,034           474
  Cincinnati Financial                                   6,309           270
  Citigroup                                            192,946         8,958
  Comerica                                               6,569           372
  Countrywide Credit                                    10,347           667
  E*trade*                                              13,712           156
  Fannie Mae                                            36,398         2,464
  Federated Investors, Cl B                              4,070           121
  Fifth Third Bancorp                                   21,162         1,149
  First Horizon National                                 4,701           219
  Franklin Resources                                     9,343           470
  Freddie Mac                                           25,790         1,506
  Golden West Financial                                  5,691           619
  Goldman Sachs Group                                   18,104         1,700
  H&R Block                                              6,678           326
  Hartford Financial Services                           10,914           722
  Huntington Bancshares#                                 8,592           195
  Janus Capital Group#                                   9,015           148
  Jefferson-Pilot                                        5,284           271
  JP Morgan Chase                                       77,097         2,840
  Keycorp                                               15,701           493
  Lehman Brothers Holdings                              10,386           786
  Lincoln National                                       6,667           317
  Loews                                                  6,947           400
  M&T Bank                                               4,467           405
  Marsh & McLennan                                      19,862           876
  Marshall & Ilsley                                      8,482           349
  MBIA                                                   5,399           299
  MBNA                                                  47,860         1,216
  Mellon Financial                                      16,116           474
  Merrill Lynch                                         36,346         2,064
  Metlife                                               28,475         1,012
  MGIC Investment                                        3,688           269
  Morgan Stanley Dean Witter                            41,091         2,199
  National City                                         22,700           806
  North Fork Bancorporation#                             5,682           219
  Northern Trust                                         8,254           355
  PNC Financial Services Group                          10,386           573
  Principal Financial Group*                            12,016           420
  Progressive                                            8,127           697
  Prologis                                               6,783           217
  Providian Financial*#                                 10,872           148
  Prudential Financial#                                 20,247           897
  Regions Financial                                      8,322           316
  Safeco                                                 5,190           218
  SLM#                                                  16,888           647
  SouthTrust                                            12,374           419
  St. Paul                                              24,854           986


--------------------------------------------------------------------------------
                                                       NUMBER         VALUE
                                                     OF SHARES        (000)
--------------------------------------------------------------------------------
  State Street                                          12,563      $    608
  SunTrust Banks#                                       10,570           688
  Synovus Financial                                     11,304           291
  T Rowe Price Group                                     4,715           227
  Torchmark                                              4,239           230
  Union Planters                                         7,063           213
  UnumProvident#                                        11,090           161
  US Bancorp                                            71,918         2,021
  Wachovia                                              49,254         2,325
  Washington Mutual#                                    33,688         1,471
  Wells Fargo                                           63,382         3,727
  XL Capital, Cl A                                       5,142           384
  Zions Bancorporation                                   3,366           206
                                                                    --------
                                                                      80,346
--------------------------------------------------------------------------------
HEALTHCARE -- 12.8%
  Abbott Laboratories                                   58,570         2,414
  Allergan                                               4,915           437
  AmerisourceBergen                                      4,204           252
  Amgen*                                                48,320         2,643
  Anthem*                                                5,180           459
  Applied Biosystems Group - Applera                     7,729           150
  Bard C.R                                               1,943           218
  Bausch & Lomb                                          1,964           120
  Baxter International                                  22,861           719
  Becton Dickinson                                       9,466           476
  Biogen Idec*#                                         12,271           763
  Biomet                                                 9,583           385
  Boston Scientific*                                    30,685         1,359
  Bristol-Myers Squibb                                  72,712         1,837
  Cardinal Health                                       16,295         1,103
  Caremark*                                             16,728           522
  Chiron*                                                7,024           314
  Cigna                                                  5,281           358
  Eli Lilly                                             42,094         3,101
  Express Scripts*                                       2,905           227
  Forest Laboratories*                                  13,777           873
  Genzyme*                                               8,396           366
  Guidant                                               11,669           634
  HCA - The Healthcare Company#                         18,561           721
  Health Management Associates, Cl A                     9,100           200
  Hospira*                                               5,857           150
  Humana*                                                6,072           104
  Johnson & Johnson                                    111,173         6,193
  King Pharmaceuticals*                                  9,033           121
  Manor Care                                             3,347           105
  McKesson HBOC                                         10,902           375
  Medco Health Solutions*                               10,125           355
  Medimmune*                                             9,272           223
  Medtronic                                             45,408         2,175
  Merck                                                 83,321         3,941
  Mylan Laboratories#                                   10,045           224
  Pfizer                                               285,628        10,094
  Quest Diagnostics                                      3,881           334
  Schering-Plough                                       55,110           931
  St. Jude Medical*                                      6,463           493
  Stryker                                               14,946           760
  Tenet Healthcare*                                     17,410           208

--------------------------------------------------------------------------------
                                                       NUMBER         VALUE
                                                     OF SHARES        (000)
--------------------------------------------------------------------------------
  Thermo Electron*                                       6,204      $    191
  UnitedHealth Group                                    23,442         1,530
  Watson Pharmaceuticals*#                               4,044           151
  Wellpoint Health Networks*                             5,810           648
  Wyeth                                                 49,888         1,796
  Zimmer Holdings*                                       9,059           773
                                                                    --------
                                                                      52,526
--------------------------------------------------------------------------------
INDUSTRIALS -- 5.4%
  Allied Waste Industries*#                             11,995           159
  American Power Conversion                              7,438           135
  Caterpillar#                                          13,007           980
  Cummins#                                               1,603            93
  Deere                                                  9,121           599
  Emerson Electric                                      15,799           943
  General Electric                                     382,010        11,888
  Genuine Parts                                          6,517           245
  Grainger                                               3,418           186
  Illinois Tool Works                                   11,542         1,037
  Masco                                                 16,949           491
  Molex                                                  7,132           210
  Pall                                                   4,710           114
  Parker Hannifin                                        4,442           247
  Rockwell Automation                                    7,005           237
  Snap-On Tools                                          2,183            74
  Stanley Works#                                         3,036           132
  Tyco International                                    74,915         2,307
  United Technologies                                   19,316         1,634
  Waste Management                                      21,609           622
                                                                    --------
                                                                      22,333
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS-- 0.3%
  Apartment Investment and Management                    3,505           101
  Equity Office Properties Trust                        14,975           404
  Equity Residential Properties Trust                   10,434           307
  Plum Creek Timber#                                     6,861           215
  Simon Property Group                                   7,166           369
                                                                    --------
                                                                       1,396
--------------------------------------------------------------------------------
TECHNOLOGY -- 17.2%
  ADC Telecommunications*                               30,215            77
  Adobe Systems                                          8,927           398
  Advanced Micro Devices*#                              13,058           203
  Agilent Technologies*                                 17,812           458
  Altera*#                                              14,188           325
  American Standard*#                                    8,118           305
  Analog Devices                                        14,001           688
  Andrew*                                                5,949           117
  Apple Computer*                                       13,850           389
  Applied Materials*                                    62,986         1,257
  Applied Micro Circuits*                               11,640            63
  Autodesk#                                              4,225           151
  Avaya*                                                15,905           252
  BMC Software*                                          8,433           149
  Boeing                                                31,557         1,445
  Broadcom, Cl A*                                       11,344           479
  CIENA*                                                17,791            64
  Cisco Systems*                                       257,448         5,702


--------------------------------------------------------------------------------
                                                       NUMBER         VALUE
                                                     OF SHARES        (000)
--------------------------------------------------------------------------------
  Citrix Systems*#                                       6,148      $    129
  Computer Associates#                                  21,800           590
  Compuware*                                            14,399           114
  Comverse Technology*                                   7,223           128
  Cooper Industries, Cl A                                3,448           196
  Corning*                                              50,490           626
  Crane#                                                 2,226            67
  Danaher                                               11,530           542
  Dell*                                                 95,911         3,374
  Dover                                                  7,611           297
  Eaton                                                  5,694           332
  Electronic Arts*#                                     11,197           569
  EMC*                                                  90,593         1,018
  Gateway*#                                             14,027            57
  General Dynamics                                       7,424           710
  Goodrich                                               4,405           123
  Hewlett-Packard                                      114,277         2,427
  Honeywell International                               32,170         1,084
  Ingersoll-Rand, Cl A                                   6,569           429
  Intel                                                242,885         6,934
  International Business Machines                       63,659         5,640
  Intuit*                                                7,435           291
  ITT Industries                                         3,456           278
  Jabil Circuit*                                         7,492           212
  JDS Uniphase*                                         53,791           186
  Kla-Tencor*#                                           7,353           354
  Lexmark*                                               4,813           454
  Linear Technology                                     11,697           464
  Lockheed Martin                                       16,889           837
  LSI Logic*                                            14,199           116
  Lucent Technologies*#                                159,573           570
  Maxim Integrated Products                             12,287           625
  Mercury Interactive*                                   3,373           162
  Micron Technology*                                    22,826           343
  Microsoft                                            404,349        10,655
  Millipore*                                             1,828           100
  Motorola                                              87,679         1,733
  National Semiconductor*                               13,338           289
  NCR*                                                   3,544           171
  Network Appliance*                                    12,927           256
  Northrop Grumman                                       6,991           721
  Novell*                                               14,102           128
  Novellus Systems*                                      5,744           191
  NVIDIA*#                                               6,075           143
  Oracle*                                              195,821         2,217
  Parametric Technology*                                 9,983            48
  Peoplesoft*#                                          13,633           244
  PerkinElmer                                            4,752            93
  Pitney Bowes                                           8,750           388
  PMC-Sierra*                                            6,472            91
  Power-One*                                             3,119            31
  QLogic*                                                3,550           109
  Qualcomm#                                             30,159         2,023
  Raytheon                                              15,591           518
  Sabre Holdings                                         5,248           134
  Sanmina*#                                             19,434           206
  Scientific-Atlanta                                     5,713           197
  Seagate (A)(B)                                         5,934            --

ARMADA EQUITY FUNDS
STATEMENT OF NET ASSETS

ARMADA S&P 500 INDEX FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                       NUMBER         VALUE
                                                     OF SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
TECHNOLOGY -- CONTINUED
  Siebel Systems*                                       18,575      $    201
  Solectron*                                            31,333           172
  Sun Microsystems*                                    123,124           521
  Symantec*                                             11,659           534
  Symbol Technologies                                    8,661           128
  Tektronix                                              3,175           100
  Tellabs*                                              15,559           124
  Teradyne*#                                             7,167           160
  Texas Instruments                                     64,893         1,694
  Textron                                                5,160           282
  Thomas & Betts*                                        2,190            54
  Unisys*                                               12,428           168
  Veritas Software*                                     16,017           426
  Waters*                                                4,548           210
  Xerox*                                                29,881           405
  Xilinx*                                               12,914           471
  Yahoo*                                                49,832         1,528
                                                                    --------
                                                                      70,664
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 3.3%
  Alltel                                                11,690           592
  AT&T#                                                 29,725           493
  AT&T Wireless Services*                              102,052         1,445
  BellSouth                                             68,607         1,712
  CenturyTel                                             5,402           161
  Citizens Communications*                              10,655           135
  Nextel Communications, Cl A*#                         41,187           953
  Qwest Communications*#                                66,159           248
  Rockwell Collins                                       6,687           201
  SBC Communications                                   123,902         2,937
  Sprint (FON Group)#                                   53,247           946
  Verizon Communications                               103,445         3,577
                                                                    --------
                                                                      13,400
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.5%
  Burlington Northern Santa Fe                          13,935           459
  CSX                                                    8,017           253
  Delta Air Lines*#                                      4,625            28
  FedEx                                                 11,177           823
  Norfolk Southern                                      14,647           355
  Ryder System                                           2,430            90
  Southwest Airlines                                    29,570           459
  Union Pacific                                          9,696           566
  United Parcel Service, Cl B                           42,294         3,033
                                                                    --------
                                                                       6,066
--------------------------------------------------------------------------------
UTILITIES -- 2.6%
  AES*                                                  23,325           218
  Allegheny Energy*#                                     4,756            68
  Ameren                                                 6,815           301
  American Electric Power#                              14,797           470
  Calpine*#                                             15,476            59
  Centerpoint Energy#                                   11,465           124
  Cinergy                                                6,670           250
  CMS Energy*                                            6,036            52
  Consolidated Edison                                    8,466           332


--------------------------------------------------------------------------------
                                                  NUMBER OF SHARES/    VALUE
                                                      PAR (000)        (000)
--------------------------------------------------------------------------------
  Constellation Energy Group                             6,266      $    240
  Dominion Resources of Virginia                        12,152           765
  DTE Energy                                             6,325           254
  Duke Energy#                                          33,995           678
  Dynegy, Cl A*                                         14,113            62
  Edison                                                12,205           295
  Entergy                                                8,571           468
  Exelon                                                24,666           821
  FirstEnergy                                           12,355           482
  FPL Group                                              6,906           440
  KeySpan                                                5,958           211
  Kinder Morgan                                          4,616           277
  Nicor                                                  1,650            55
  NiSource                                               9,832           199
  Peoples Energy                                         1,395            58
  PG&E*                                                 15,694           447
  Pinnacle West Capital                                  3,419           138
  PPL                                                    6,643           287
  Progress Energy                                            9           391
  Progress Energy, CVO (A)(B)*                               3            --
  Public Service Enterprise Group#                       8,847           373
  Sempra Energy                                          8,512           284
  Southern#                                             27,428           793
  Teco Energy#                                           7,036            86
  TXU                                                   12,133           453
  XCEL Energy                                           14,940           254
                                                                    --------
                                                                      10,685
--------------------------------------------------------------------------------

Total Common Stocks (Cost $375,487)                                  390,376
--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY -- 0.7%
  S&P Depository Receipt, Trust Series 1#               25,000         2,821
--------------------------------------------------------------------------------

Total Registered Investment Company (Cost $2,706)                      2,821
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 2.9%
  Armada Money Market Fund, Class I+                11,967,650        11,968
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $11,968)                     11,968
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 98.8% (Cost $390,161)                                405,165
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 8.9%
FLOATING RATE NOTE -- 1.2%
  Morgan Stanley Dean Witter
   1.143%, 02/18/05                                    $ 5,000         5,000
--------------------------------------------------------------------------------
MASTER NOTE -- 1.2%
  Bear Stearns & Co.
   1.213%, 06/02/04                                      5,000         5,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.5%
  Bank of America
   1.110%, 06/01/04                                     26,625        26,625
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $36,625)++                              36,625
--------------------------------------------------------------------------------

Total Investments -- 107.7% (Cost $426,786)                          441,790
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (7.7)%
  Investment Advisory Fees Payable                                    $  (69)
  12b-1 Fees Payable
   Class I                                                                (1)
   Class B                                                                (1)
   Class C                                                                (1)
  Administration Fees Payable                                            (24)
  Custody Fees Payable                                                    (5)
  Payable For Collateral For Loaned Securities                       (36,625)
  Other Assets & Liabilities                                           4,988
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                               (31,738)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                          $410,052
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                         $428,519
Undistributed net investment income                                      818
Accumulated net realized loss on investments and futures             (34,108)
Net unrealized appreciation on investments and futures                14,823
--------------------------------------------------------------------------------
Total Net Assets                                                    $410,052
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($387,698,866 / 40,111,443
  outstanding shares of beneficial interest)                           $9.67
--------------------------------------------------------------------------------
Net Asset Value and Redemption
  Price Per Share -- Class A ($16,110,783 / 1,671,138
  outstanding shares of beneficial interest)                           $9.64
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($9.64 / 97.50%)           $9.89
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class B ($3,120,569 / 325,913
  outstanding shares of beneficial interest)                           $9.57
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class C ($1,698,171 / 177,079
  outstanding shares of beneficial interest)                           $9.59
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class R
  ($1,423,819 / 147,926 outstanding shares of beneficial interest)     $9.63
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $35,270.
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
(A) -- SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES.
(B) ILLIQUID SECURITY
CL -- CLASS
CVO -- CONTINGENT VALUE OBLIGATION
SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA EQUITY FUNDS
STATEMENT OF NET ASSETS


ARMADA SMALL CAP CORE FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                       NUMBER         VALUE
                                                     OF SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 95.0%
BASIC MATERIALS -- 11.8%
  Century Aluminum*                                     13,200      $    306
  Schnitzer Steel Industries, Cl A                      13,500           373
  Scotts*#                                               9,900           642
  Spartech                                              19,800           453
  Universal Forest Products                             23,500           680
  Valspar                                               13,500           644
  Wausau-Mosinee Paper                                  24,900           379
                                                                    --------
                                                                       3,477
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 4.3%
  Daktronics*                                           26,400           617
  Pharmaceutical Product Development*                   21,700           657
                                                                    --------
                                                                       1,274
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 8.4%
  Griffon*                                              24,000           559
  Hot Topic*#                                           18,100           391
  Polo Ralph Lauren                                      7,500           249
  Timberland, Cl A*                                     10,100           626
  Toro                                                  10,300           661
                                                                    --------
                                                                       2,486
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 6.1%
  Elizabeth Arden*                                      28,800           635
  Helen of Troy Ltd.*                                   22,200           742
  WD-40                                                 13,800           420
                                                                    --------
                                                                       1,797
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 3.7%
  Multimedia Games*#                                    21,600           487
  Penn National Gaming*                                 11,300           339
  Take-Two Interactive Software*#                        9,500           283
                                                                    --------
                                                                       1,109
--------------------------------------------------------------------------------
ENERGY -- 5.4%
  Encore Acquisition*                                   19,500           548
  Precision Drilling*                                   16,600           719
  World Fuel Services                                    7,500           331
                                                                    --------
                                                                       1,598
--------------------------------------------------------------------------------
FINANCIALS -- 15.9%
  Affiliated Managers Group*#                           15,900           775
  AmerUs Group#                                         18,800           740
  Astoria Financial                                     17,200           658
  Eaton Vance                                           20,500           757
  First Midwest Bancorp                                  3,500           120
  Reinsurance Group of America                          17,200           684
  Trustmark                                             16,300           452
  Universal American Financial*                         47,935           525
                                                                    --------
                                                                       4,711
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                 NUMBER OF SHARES/    VALUE
                                                     PAR (000)        (000)
--------------------------------------------------------------------------------
HEALTHCARE -- 14.4%
  AmSurg*                                               22,800      $    516
  Andrx Group*                                          23,000           632
  Cooper                                                 4,700           260
  Kensey Nash*                                           8,800           281
  KV Pharmaceutical*                                    31,300           798
  Mentor                                                 8,000           256
  Neurocrine Biosciences*                               13,000           745
  Renal Care Group*                                     11,900           390
  Zoll Medical*                                         12,200           377
                                                                    --------
                                                                       4,255
--------------------------------------------------------------------------------
INDUSTRIALS -- 3.4%
  Flowserve*                                            25,100           526
  Rofin-Sinar Technologies*                             18,100           474
                                                                    --------
                                                                       1,000
--------------------------------------------------------------------------------
TECHNOLOGY -- 19.1%
  Ansys*#                                               14,600           629
  Cerner*                                               11,400           487
  DRS Technologies*                                     17,300           484
  Esterline Technologies*                               19,800           499
  Genesis Microchip*#                                   19,800           320
  Mentor Graphics*#                                     34,100           545
  NVIDIA*#                                              23,900           564
  RF Micro Devices*#                                    56,700           454
  ScanSoft*#                                            83,500           437
  Trimble Navigation Ltd.*#                             34,400           929
  UTStarcom*#                                            9,500           296
                                                                    --------
                                                                       5,644
--------------------------------------------------------------------------------
UTILITIES -- 2.5%
  Energen                                               16,300           730
--------------------------------------------------------------------------------

Total Common Stocks (Cost $28,912)                                    28,081
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.4%
FEDERAL HOME LOAN BANK -- 3.4%
  Federal Home Loan Bank (DN) #tt
   0.95%, 06/01/04                                      $1,000         1,000
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $1,000)                 1,000
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 3.5%
  Armada Money Market Fund, Class I+                 1,020,405         1,020
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $1,020)                       1,020
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 101.9% (Cost $30,932)                                 30,101
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                        PAR          VALUE
                                                       (000)         (000)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 25.3% FLOATING RATE NOTE -- 3.4%
  Morgan Stanley Dean Witter
   1.143%, 02/18/05                                     $1,000      $  1,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 21.9%
  Bank of America
   1.110%, 06/01/04                                      5,490         5,490
  Bear Stearns & Co.
   1.183%, 06/01/04                                      1,000         1,000
                                                                    --------
                                                                       6,490
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $7,490)++                                7,490
--------------------------------------------------------------------------------

Total Investments -- 127.2% (Cost $38,422)                            37,591
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (27.2)%
  Investment Advisory Fees Payable                                       (22)
  12b-1 Fees Payable
   Class I                                                                (1)
  Administration Fees Payable                                             (2)
  Custody Fees Payable                                                    (1)
  Payable For Collateral For Loaned Securities                        (7,490)
  Other Assets & Liabilities                                            (524)
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                                (8,040)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $29,551
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                       VALUE
                                                                       (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                          $30,819
Accumulated net realized loss on investments                            (437)
Net unrealized depreciation on investments                              (831)
--------------------------------------------------------------------------------
Total Net Assets                                                     $29,551
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($28,985,865 / 3,052,015
  outstanding shares of beneficial interest)                          $ 9.50
--------------------------------------------------------------------------------
Net Asset Value and Redemption
  Price Per Share -- Class A ($240,576 / 25,337
  outstanding shares of beneficial interest)                          $ 9.50
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($9.50 / 94.50%)          $10.05
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class B ($24,523 / 2,584
  outstanding shares of beneficial interest)                          $ 9.49
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class C ($300,186 / 31,613
  outstanding shares of beneficial interest)                          $ 9.50
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $7,211.
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS tt EFFECTIVE YIELD AT PURCHASE DATE
CL -- CLASS
DN -- DISCOUNT NOTE
SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA EQUITY FUNDS
STATEMENT OF NET ASSETS


ARMADA SMALL CAP GROWTH FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                       NUMBER         VALUE
                                                     OF SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.2%
BASIC MATERIALS -- 3.5%
  Coeur D'alene Mines*#                                187,500      $    879
  Massey Energy                                         61,200         1,507
  Metals USA*                                           66,445           990
  Olympic Steel*#                                       87,200         1,238
  United States Steel                                   36,200         1,099
                                                                    --------
                                                                       5,713
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 8.8%
  Answerthink*                                         152,160           975
  Corillian*                                           224,200         1,081
  Digitas*                                             123,300         1,141
  Gentiva Health Services*                              53,300           846
  Gevity HR                                             50,200         1,316
  Hiedrick & Struggles International*                   37,300         1,042
  Inforte*                                             120,601         1,305
  Inveresk Research*                                    40,100         1,206
  Kforce*#                                             108,300           992
  Korn/Ferry International*#                            86,100         1,196
  Labor Ready*#                                        115,700         1,408
  Modem Media*                                         149,175           837
  Supportsoft*#                                         93,600           919
                                                                    --------
                                                                      14,264
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 4.3%
  American Eagle Outfitters*                            27,400           793
  Charlotte Russe Holding*                              64,497         1,192
  Deckers Outdoor*                                      44,902         1,123
  Gander Mountain*                                      39,079           879
  Genesco*                                              31,700           796
  Guitar Center*#                                       25,500         1,094
  Netflix*#                                             33,000         1,090
                                                                    --------
                                                                       6,967
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 9.2%
  Aquantive*                                           151,000         1,519
  Ask Jeeves*                                           38,900         1,572
  CKE Restaurants*#                                    102,000         1,032
  Cnet Networks*#                                      139,200         1,345
  Cox Radio, Cl A*                                      73,700         1,396
  Hearst-Argyle Television                              53,000         1,386
  Landry's Restaurants                                  47,900         1,437
  Lions Gate Entertainment*#                           189,900         1,253
  Nautilus Group#                                       65,900           993
  Radio One, Cl A*                                      61,100         1,056
  Speedway Motorsports                                  23,000           773
  United Online*                                        64,700         1,216
                                                                    --------
                                                                      14,978
--------------------------------------------------------------------------------
ENERGY -- 8.2%
  Carrizo*                                              88,700           750
  Comstock Resources*                                   54,700         1,029
  Global Industries*                                   233,000         1,267
  Grey Wolf*#                                          367,200         1,340
  Key Energy Group*                                    114,000         1,104
  LoneStar Technologies*#                               64,000         1,288


--------------------------------------------------------------------------------
                                                       NUMBER         VALUE
                                                     OF SHARES        (000)
--------------------------------------------------------------------------------
  Maverick Tube*#                                       51,400      $  1,182
  Tesco*                                               183,160         1,291
  Todco, Cl A*                                          91,500         1,304
  Ultra Petroleum*                                      24,000           736
  WH Energy Services*                                   54,100         1,000
  World Fuel Services                                   24,300         1,071
                                                                    --------
                                                                      13,362
--------------------------------------------------------------------------------
FINANCIALS -- 4.4%
  Affiliated Managers Group*#                           25,000         1,219
  East-West Bancorp#                                    20,900         1,268
  Knight Trading Group*                                113,600         1,302
  Raymond James Financial                               55,950         1,443
  Southcoast Financial*                                 45,410           940
  Southwest Bancorp of Texas#                           25,100         1,052
                                                                    --------
                                                                       7,224
--------------------------------------------------------------------------------
HEALTHCARE -- 22.8%
  Abaxis*                                               64,500         1,204
  Abgenix*                                              49,900           754
  Accredo Health*                                       40,400         1,470
  Align Technology*                                     53,700         1,024
  Alkermes*#                                            83,100         1,197
  Amylin Pharmaceuticals*                               36,100           800
  Ariad Pharmaceuticals*                                82,600           887
  Axonyx*                                               19,611            97
  Bradley Pharmaceuticals*                              34,500           803
  Closure Medical*#                                     47,000         1,171
  Covance*#                                             34,800         1,260
  Dade Behring*                                         25,600         1,143
  Discovery Laboratories*#                              79,100           865
  Durect*#                                             221,000           780
  Gen-Probe*                                            26,400         1,107
  Integra LifeSciences Holdings*                        34,700         1,113
  Keryx Biopharmaceuticals*                             53,600           717
  Laserscope*#                                          27,900           800
  LifePoint Hospitals*                                  33,500         1,260
  Ligand Pharmaceuticals*#                              61,300         1,253
  Martek Biosciences*                                   17,000         1,088
  Maxim Pharmaceuticals*#                              118,000         1,051
  Mentor                                                35,700         1,144
  Merit Medical Systems*                                75,900         1,101
  MGI Pharmaceuticals*                                  17,200         1,106
  Microtek Medical Holdings*                           240,500         1,085
  Nektar Therapeutics*                                  46,700         1,004
  Neurocrine Biosciences*                               13,400           768
  Onyx Pharmacueticals*                                 18,300           860
  OSI Pharmaceuticals*#                                 16,600         1,361
  Perrigo                                               41,100           841
  Respironics*                                          21,100         1,122
  TLC Vision*                                           99,500         1,034
  Triad Hospitals*                                      44,300         1,566
  Ventana Medical System*                               23,800         1,228
  Wright Medical Group*                                 31,500         1,022
                                                                    --------
                                                                      37,086
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       NUMBER         VALUE
                                                     OF SHARES        (000)
--------------------------------------------------------------------------------
INDUSTRIALS -- 2.6%
  Applied Films*                                        55,200      $  1,493
  Capstone Turbine*                                    480,600         1,341
  Photon Dynamics*                                      41,672         1,345
                                                                    --------
                                                                       4,179
--------------------------------------------------------------------------------
TECHNOLOGY -- 32.5%
  Akamai Technologies*#                                101,700         1,511
  Artesyn Technologies*                                127,500         1,165
  Atmel*#                                              189,200         1,203
  Avid Technology*                                      23,600         1,228
  Axcelis Technologies*                                121,500         1,464
  Brooks Automation*#                                   68,300         1,411
  California Micro Devices*                             76,000         1,023
  Chordiant Software*#                                 193,100           747
  Citadel Security Software*#                          322,960         1,130
  Credence Systems*                                    104,000         1,457
  Cree*#                                                43,000           990
  Cymer*#                                               37,800         1,391
  Cypress Semiconductor*                                74,800         1,224
  Electro Scientific Industries*                        62,000         1,416
  Equinix*                                              35,400         1,113
  Filenet*                                              45,100         1,234
  Genesis Microchip*                                    48,700           787
  Hyperion Solutions*                                   27,900         1,106
  Informatica*                                         163,700         1,270
  Infospace*                                            42,292         1,547
  Integrated Silicon Solutions*                         80,300         1,277
  Intervoice*                                          106,000         1,485
  Interwoven*                                          117,400         1,082
  Macromedia*                                           49,600         1,290
  MatrixOne*                                           171,200         1,169
  Micrel*                                              102,600         1,515
  Mykrolis*                                             93,300         1,512
  Omnivision Technologies*                              50,100         1,173
  Paradyne Networks*                                   319,800         1,513
  Parametric Technology*                               298,400         1,447
  Power-One*                                           115,800         1,167
  Powerwave Technologies*#                             163,100         1,307
  RSA Security*#                                        67,300         1,234
  Sierra Wireless*                                      48,900         1,364
  Silicon Image*                                        96,300         1,146
  Silicon Storage Technology*                           86,600         1,122
  Skyworks Solutions*                                  106,600           953
  Sonic Solutions*#                                     40,700           865
  Tibco Software*                                      170,400         1,414
  Trident Microsystems*                                 99,800         1,527
  Verint Systems*                                       38,100         1,172
  Watchguard Technologies*                             177,100         1,153
  Xcelera*#                                            403,900           662
                                                                    --------
                                                                      52,966
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.9%
  Western Wireless, Cl A*#                              50,800         1,391
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                 NUMBER OF SHARES/    VALUE
                                                     PAR (000)        (000)
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.8%
  SCS Transportation*                                   60,600      $  1,379
--------------------------------------------------------------------------------
UTILITIES -- 1.2%
  Calpine*                                             218,200           827
  Southwestern Energy*                                  47,500         1,214
                                                                    --------
                                                                       2,041
--------------------------------------------------------------------------------

Total Common Stocks (Cost $155,227)                                  161,550
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 1.9%
  Armada Money Market Fund, Class I+                 3,047,181         3,047
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $3,047)                       3,047
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 101.1% (Cost $158,274)                               164,597
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 23.6% FLOATING RATE NOTES -- 7.7%
  CSFB Bank
   1.100%, 08/06/04                                    $ 5,000         5,004
  Lehman Brothers
   1.153%, 05/16/05                                      5,000         5,000
  Morgan Stanley Dean Witter
   1.143%, 02/18/05                                      2,500         2,500
                                                                    --------
                                                                      12,504
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 15.9%
  Bank of America
   1.110%, 06/01/04                                     15,982        15,982
  Bear Stearns & Co.
   1.183%, 06/01/04                                     10,000        10,000
                                                                    --------
                                                                      25,982
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $38,486)++                              38,486
--------------------------------------------------------------------------------

Total Investments -- 124.7% (Cost $196,760)                          203,083
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (24.7)%
  Investment Advisory Fees Payable                                      (142)
  12b-1 Fees Payable
   Class I                                                                (5)
   Class A                                                                (2)
   Class B                                                                (2)
  Administration Fees Payable                                            (10)
  Custody Fees Payable                                                    (2)
  Payable For Collateral For Loaned Securities                       (38,486)
  Other Assets & Liabilities                                          (1,625)
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                               (40,274)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                          $162,809
--------------------------------------------------------------------------------

ARMADA EQUITY FUNDS
STATEMENT OF NET ASSETS


ARMADA SMALL CAP GROWTH FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                                      VALUE
                                                                      (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                         $233,802
Accumulated net realized loss on investments and futures             (77,316)
Net unrealized appreciation on investments                             6,323
--------------------------------------------------------------------------------
Total Net Assets                                                    $162,809
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($134,243,614 / 14,773,943
  outstanding shares of beneficial interest)                           $9.09
--------------------------------------------------------------------------------
Net Asset Value and Redemption
  Price Per Share -- Class A ($22,493,320 / 2,516,978
  outstanding shares of beneficial interest)                           $8.94
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($8.94 / 94.50%)           $9.46
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class B ($5,185,665 / 607,053
  outstanding shares of beneficial interest)                           $8.54
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class C ($718,609 / 83,953
  outstanding shares of beneficial interest)                           $8.56
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class R ($168,186 / 18,851
  outstanding shares of beneficial interest)                           $8.92
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $35,872.
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
CL -- CLASS
SEE NOTES TO FINANCIAL STATEMENTS.

                                                             ARMADA EQUITY FUNDS
                                                         STATEMENT OF NET ASSETS

ARMADA SMALL CAP VALUE FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                       NUMBER         VALUE
                                                     OF SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.0%
BASIC MATERIALS -- 9.3%
  Anchor Glass                                         397,389      $  6,152
  Arch Coal#                                           353,392        11,485
  Cytec Industries                                     182,980         7,369
  Harsco                                               272,270        11,819
  Metals USA*                                          204,534         3,047
  Minerals Technologies                                151,702         8,723
  Nova Chemicals#                                      391,700        10,431
  Peabody Energy                                       249,421        12,406
  Pope & Talbot                                        533,478         8,925
  RPM                                                  601,440         8,847
  Spartech                                             470,305        10,761
                                                                    --------
                                                                      99,965
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 4.6%
  Advisory Board*                                      195,200         6,682
  Digitalnet Holdings*                                 238,606         5,750
  Pegasus Solutions*#                                  588,240         6,765
  Perot Systems, Cl A*                                 656,930         8,941
  Spherion*#                                           934,564         8,635
  Watson Wyatt*                                        470,310        12,299
                                                                    --------
                                                                      49,072
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 8.6%
American Eagle Outfitters*                             313,480         9,079
BJ's Wholesale Club*#                                  400,783         9,467
Brown Shoe Company                                     204,884         8,468
Charlotte Russe Holding*                               473,300         8,751
Electronics Boutique Holdings*#                        356,980         9,838
Hollywood Entertainment*                               626,148         8,315
Men's Warehouse*                                       436,487        11,388
Movie Gallery                                          446,270         8,296
Russell                                                562,410         9,212
Skechers USA, Cl A*                                    834,695         9,599
                                                                    --------
                                                                      92,413
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 1.9%
  Cott*                                                405,540        12,880
  Jarden*#                                             212,408         7,434
                                                                    --------
                                                                      20,314
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 4.3%
  M T R Gaming Group*                                  647,575         6,029
  O'Charleys*#                                         446,530         8,131
  Penn National Gaming*                                212,740         6,378
  Regis                                                151,431         6,601
  Take-Two Interactive Software*#                      361,730        10,769
  United Online*                                       453,900         8,529
                                                                    --------
                                                                      46,437
--------------------------------------------------------------------------------
ENERGY -- 8.2%
  Cimarex Energy*                                      248,343         7,001
  Core Laboratories N.V.*                              246,100         5,156
  Energy Partners*#                                    565,400         7,503
  Espirit Exploration*#                              1,845,402         4,318
  FMC Technologies*                                    193,167         5,210
  Hanover Compressor*#                                 777,637         8,142
  Key Energy Group*                                    937,838         9,078


--------------------------------------------------------------------------------
                                                       NUMBER         VALUE
                                                     OF SHARES        (000)
--------------------------------------------------------------------------------
Oil States International*                              409,011      $  5,808
Spinnaker Exploration*                                 249,097         8,302
Tesco*#                                              1,152,669         8,126
Todco, Cl A*#                                          656,768         9,359
Willbros Group*#                                       669,571         9,394
                                                                    --------
                                                                      87,397
--------------------------------------------------------------------------------
FINANCIALS -- 23.0%
  AmerUs Group#                                        299,657        11,791
  Aspen Insurance Holdings                             301,750         7,272
  Commercial Federal Savings & Loan#                   381,979        10,703
  Delphi Financial Group, Cl A#                        145,415         5,857
  Endurance Specialty Holdings                         370,030        12,489
  First Financial Bancorp                              193,655         3,298
  Fulton Financial                                     449,035         9,313
  GATX#                                                382,430         9,220
  Highwoods Properties#                                463,283        10,530
  MAF Bancorp                                          263,307        11,599
  Montpelier Re Holdings                               232,370         8,105
  Newalliance Bancshares*#                             981,176        14,080
  Odyssey Re Holdings#                                 578,700        14,612
  Platinum Underwriters Holdings                       408,650        12,709
  Raymond James Financial                              182,025         4,696
  Rayonier                                             172,071         7,227
  Reinsurance Group of America                         338,860        13,470
  Rli*                                                 303,220        10,907
  Sky Financial Group                                  513,702        13,182
  South Financial Group#                               375,321        10,344
  Sterling Bancshares                                  785,900        10,319
  Trustmark                                            283,127         7,857
  United National Group, Cl A*                         343,137         5,305
  Webster Financial                                    293,910        13,767
  Whitney Holding                                      186,587         8,111
                                                                    --------
                                                                     246,763
--------------------------------------------------------------------------------
HEALTHCARE -- 6.4%
  Amerigroup*#                                         247,917        10,455
  Cambrex                                              327,700         7,488
  Invacare                                             125,200         5,192
  LabOne*                                              215,489         6,704
  Neighborcare*                                        196,214         5,886
  Polymedical Industries#                              434,743        12,568
  Province Healthcare*                                 684,489        10,966
  Stewart Enterprises, Cl A*                         1,246,874         9,376
                                                                    --------
                                                                      68,635
--------------------------------------------------------------------------------
INDUSTRIALS -- 11.5%
  ABM Industries                                       269,631         5,128
  Albany International, Cl A                           308,930         9,419
  Baldor Electric                                      443,760        10,277
  Barnes Group                                         284,600         7,562
  Capstone Turbine*                                  1,178,970         3,289
  Casella Waste Systems, Cl A*                         805,514        11,261
  Chicago Bridge & Iron                                276,290         7,985
  Hydrogenics*#                                      1,170,000         5,755
  Insituform Technologies, Cl A*#                      434,708         6,651
  Joy Global#                                          579,666        15,941
  Kennametal                                           267,500        11,396
  Oshkosh Truck, Cl B                                  199,290        10,313

ARMADA EQUITY FUNDS
STATEMENT OF NET ASSETS

ARMADA SMALL CAP VALUE FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                       NUMBER         VALUE
                                                     OF SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
INDUSTRIALS -- CONTINUED
  Shaw Group*#                                         915,297    $   10,801
  Tecumseh Products, Cl A                              183,081         6,796
                                                                  ----------
                                                                     122,574
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 4.7%
  Affordable Residential Communities*                  400,470         6,408
  Alexandria Real Estate Equities                      135,878         7,466
  Corporate Office Properties Trust#                   398,738         9,251
  Heritage Property Investment Trust                   438,137        11,803
  Highland Hospitality*                                806,231         8,659
  Summit Properties#                                   289,856         6,716
                                                                  ----------
                                                                      50,303
--------------------------------------------------------------------------------
TECHNOLOGY -- 9.1%
  Alliant Techsystems*                                 192,782        11,808
  Avnet*#                                              362,332         8,479
  Brooks Automation*#                                  477,860         9,873
  GrafTech International*                              881,600         8,375
  Ingram Micro, Cl A*                                  537,500         7,767
  Insight Enterprises*#                                400,401         7,351
  Inter-Tel                                            419,030        10,342
  Itron*#                                              346,800         7,158
  MSC Software*#                                       962,490         8,605
  Powerwave Technologies*#                           1,066,570         8,543
  Verity*                                              674,861         9,380
                                                                  ----------
                                                                      97,681
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.6%
  IDT, Cl B*#                                          360,470         6,488
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.7%
  Continental Airlines, Cl B*#                         525,120         5,614
  Pacer*                                               271,518         5,183
  Quality Distribution*                                341,078         3,138
  Ryder System                                         107,631         3,998
                                                                  ----------
                                                                      17,933
--------------------------------------------------------------------------------
UTILITIES -- 5.1%
  AGL Resources                                        312,703         8,818
  Calpine*#                                          2,154,800         8,167
  Puget Energy#                                        404,316         8,685
  Southwestern Energy*                                 516,300        13,196
  UGI                                                  241,385         7,746
  Vectren#                                             318,735         7,650
                                                                  ----------
                                                                      54,262
--------------------------------------------------------------------------------

Total Common Stocks (Cost $966,412)                                1,060,237
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                 NUMBER OF SHARES/    VALUE
                                                     PAR (000)        (000)
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 0.9%
  Armada Money Market Fund, Class I+                 9,066,949    $    9,067
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $9,067)                       9,067
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 99.9% (Cost $975,479)                              1,069,304
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 22.2% COMMERCIAL PAPER -- 1.9%
  Four Winds Funding
   1.110%, 06/01/04                                   $ 20,000        19,998
--------------------------------------------------------------------------------
FLOATING RATE NOTES -- 2.8%
  CSFB Bank, Inc.
   1.100%, 08/06/04                                      5,000         5,004
  General Electric
   1.143%, 09/24/04                                      5,000         5,007
  Lehman Brothers
   1.153%, 05/16/05                                      5,000         5,000
  Morgan Stanley Dean Witter
   1.143%, 02/18/05                                      5,000         5,000
  Washington Mutual Bank
   1.110%, 08/06/04                                     10,000         9,998
                                                                  ----------
                                                                      30,009
--------------------------------------------------------------------------------
MASTER NOTE -- 0.5%
  Bear Stearns & Co.
   1.213%, 06/02/04                                      5,000         5,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 17.0%
  Bank of America
   1.110%, 06/01/04                                     17,492        17,492
  Bear Stearns & Co.
   1.183%, 06/01/04                                     50,000        50,000
  Dresdner Securities
   1.110%, 06/01/04                                    100,000       100,000
  Lehman Brothers
   1.143%, 06/01/04                                     15,000        15,000
                                                                  ----------
                                                                     182,492
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $237,499)++                            237,499
--------------------------------------------------------------------------------

Total Investments -- 122.1% (Cost $1,212,978)                      1,306,803
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      VALUE
                                                                      (000)
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (22.1)%
  Investment Advisory Fees Payable                                $     (861)
  12b-1 Fees Payable
   Class I                                                               (26)
   Class A                                                               (15)
   Class B                                                                (5)
   Class C                                                                (7)
  Administration Fees Payable                                            (63)
  Custody Fees Payable                                                    (9)
  Payable For Collateral For Loaned Securities                      (237,499)
  Other Assets & Liabilities                                           2,373
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                              (236,112)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                        $1,070,691
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                       $  794,536
Undistributed net investment income                                      534
Undistributed net realized gain on investments                       181,796
Net unrealized appreciation on investments                            93,825
--------------------------------------------------------------------------------
Total Net Assets                                                  $1,070,691
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($831,470,075 / 37,492,675
  outstanding shares of beneficial interest)                          $22.18
--------------------------------------------------------------------------------
Net Asset Value and Redemption
  Price Per Share -- Class A ($202,755,240 / 9,463,675
  outstanding shares of beneficial interest)                          $21.42
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($21.42 / 94.50%)         $22.67
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class B ($15,844,257 / 760,987
  outstanding shares of beneficial interest)                          $20.82
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class C ($20,621,371 / 992,061
  outstanding shares of beneficial interest)                          $20.79
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $226,027.
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
CL -- CLASS
SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA EQUITY FUNDS
STATEMENT OF NET ASSETS

ARMADA TAX MANAGED EQUITY FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                        NUMBER       VALUE
                                                      OF SHARES      (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.3%
BASIC MATERIALS -- 2.5%
  3M                                                    33,050      $  2,795
  Air Products & Chemicals                               7,485           374
                                                                    --------
                                                                       3,169
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 5.5%
  Automatic Data Processing                            158,938         7,061
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 2.2%
  Wal-Mart Stores                                       50,257         2,801
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 11.4%
  Anheuser-Busch                                         9,431           503
  Coca-Cola                                             30,708         1,577
  PepsiCo                                              157,075         8,383
  Procter & Gamble                                      37,733         4,068
                                                                    --------
                                                                      14,531
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 7.3%
  Harley-Davidson#                                     135,485         7,789
  McDonald's                                            60,075         1,586
                                                                    --------
                                                                       9,375
--------------------------------------------------------------------------------
ENERGY -- 6.5%
  BP, ADR                                               77,699         4,118
  Exxon Mobil                                           97,312         4,209
                                                                    --------
                                                                       8,327
--------------------------------------------------------------------------------
FINANCIALS -- 24.4%
  American International Group                         130,070         9,534
  Berkshire Hathaway, Cl A*                                 46         4,094
  State Street                                         138,401         6,701
  Wachovia                                              66,880         3,157
  Wells Fargo                                          130,909         7,698
                                                                    --------
                                                                      31,184
--------------------------------------------------------------------------------
HEALTHCARE -- 18.6%
  Abbott Laboratories                                  150,892         6,218
  Bristol-Myers Squibb                                 137,530         3,476
  Hospira*                                              15,089           387
  Merck                                                 87,212         4,125
  Pfizer                                               229,739         8,119
  Wyeth                                                  5,531           199
  Zimmer Holdings*                                      14,376         1,227
                                                                    --------
                                                                      23,751
--------------------------------------------------------------------------------
INDUSTRIALS -- 9.0%
  Emerson Electric                                      58,288         3,480
  General Electric                                     242,127         7,535
  Imagistics International*                             11,510           445
                                                                    --------
                                                                      11,460
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                 NUMBER OF SHARES/    VALUE
                                                     PAR (000)        (000)
--------------------------------------------------------------------------------
TECHNOLOGY -- 9.9%
  Intel                                                168,172      $  4,801
  Microsoft                                             57,450         1,514
  Pitney Bowes                                         143,675         6,369
                                                                    --------
                                                                      12,684
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 2.0%
  BellSouth                                             72,108         1,800
  SBC Communications                                    32,152           762
                                                                    --------
                                                                       2,562
--------------------------------------------------------------------------------

Total Common Stocks (Cost $12,411)                                   126,905
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 0.6%
  Armada Money Market Fund, Class I+                   738,341           738
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $738)                           738
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 99.9% (Cost $13,149)                                 127,643
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 3.2%
FLOATING RATE NOTE -- 2.0%
  Morgan Stanley Dean Witter
   1.143%, 02/18/05                                     $2,500         2,500
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.2%
  Bank of America
   1.110%, 06/01/04                                      1,547         1,547
--------------------------------------------------------------------------------
Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $4,047)++                                4,047
--------------------------------------------------------------------------------

Total Investments -- 103.1% (Cost $17,196)                           131,690
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (3.1)%
  Investment Advisory Fees Payable                                       (54)
  12b-1 Fees Payable
    Class B                                                               (2)
  Administration Fees Payable                                             (8)
  Custody Fees Payable                                                    (2)
  Payable For Collateral For Loaned Securities                        (4,047)
  Other Assets & Liabilities                                             194
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                                (3,919)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                          $127,771
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      VALUE
                                                                      (000)
--------------------------------------------------------------------------------
NET ASSETS:
Redemption in excess of shares of beneficial interest
  (unlimited authorization -- no par value)                         $(16,278)
Undistributed net investment income                                      124
Undistributed net realized gain on investments                        29,431
Net unrealized appreciation on investments                           114,494
--------------------------------------------------------------------------------
Total Net Assets                                                    $127,771
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($109,058,738 / 10,743,168
  outstanding shares of beneficial interest)                          $10.15
--------------------------------------------------------------------------------
Net Asset Value and Redemption
  Price Per Share -- Class A ($11,481,985 / 1,130,587
  outstanding shares of beneficial interest)                          $10.16
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($10.16 / 94.50%)         $10.75
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class B ($6,476,636 / 657,215
  outstanding shares of beneficial interest)                          $ 9.85
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class C ($753,436 / 76,722
  outstanding shares of beneficial interest)                          $ 9.82
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $3,951.
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA ASSET ALLOCATION FUNDS
STATEMENT OF NET ASSETS

ARMADA AGGRESSIVE ALLOCATION FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                       NUMBER         VALUE
                                                     OF SHARES        (000)
--------------------------------------------------------------------------------
AFFILIATED EQUITY FUNDS -- 79.7%
  Armada Large Cap Growth Fund, Class I                267,267       $ 5,000
  Armada Large Cap Value Fund, Class I                 304,564         5,007
--------------------------------------------------------------------------------

Total Affiliated Equity Funds (Cost $9,335)                           10,007
--------------------------------------------------------------------------------
AFFILIATED FIXED INCOME FUND -- 10.3%
  Armada Bond Fund, Class I                            129,945         1,297
--------------------------------------------------------------------------------

Total Affiliated Fixed Income Fund (Cost $1,314)                       1,297
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 9.8%
  Armada Money Market Fund, Class I                  1,234,999         1,235
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $1,235)                       1,235
--------------------------------------------------------------------------------

Total Investments -- 99.8% (Cost $11,884)                             12,539
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net -- 0.2%                             24
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $12,563
--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.


                                                                    STATEMENT OF
                                                          ASSETS AND LIABILITIES

--------------------------------------------------------------------------------
                                                                      VALUE
                                                                      (000)
--------------------------------------------------------------------------------
ASSETS
  Investments in affiliates, at value
   (Cost $11,884)                                                    $12,539
  Receivable for shares of beneficial
   interest sold                                                          24
  Dividends and interest receivable                                        5
                                                                     -------
     Total Assets                                                     12,568
                                                                     -------
LIABILITIES
  Administration fees payable                                              1
  12b-1 fees payable                                                       1
  Other liabilities                                                        3
                                                                     -------
     Total Liabilities                                                     5
                                                                     -------
TOTAL NET ASSETS                                                     $12,563
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                          $12,784
Undistributed net investment income                                        3
Accumulated net realized loss on investments                            (879)
Net unrealized appreciation on investments                               655
--------------------------------------------------------------------------------
Total Net Assets                                                     $12,563
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($6,591,515 / 712,107
  outstanding shares of beneficial interest)                           $9.26
--------------------------------------------------------------------------------
Net Asset Value and Redemption
  Price Per Share -- Class A ($3,519,016 / 381,933
  outstanding shares of beneficial interest)                           $9.21
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($9.21 / 95.25%)           $9.67
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class B ($1,431,453 / 157,638
  outstanding shares of beneficial interest)                           $9.08
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class C ($1,021,136 / 112,203
  outstanding shares of beneficial interest)                           $9.10
--------------------------------------------------------------------------------

                                                   ARMADA ASSET ALLOCATION FUNDS
                                                         STATEMENT OF NET ASSETS

ARMADA BALANCED ALLOCATION FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                        NUMBER        VALUE
                                                      OF SHARES       (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 43.1%
BASIC MATERIALS -- 1.9%
  3M                                                    11,330      $    958
  Freeport-McMoran Copper & Gold, Cl B#                  9,860           332
  MeadWestvaco                                          20,071           554
  Praxair                                               15,180           561
  Weyerhaeuser                                          10,840           656
                                                                    --------
                                                                       3,061
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 1.5%
  Affiliated Computer Services, Cl A*                   15,890           792
  Automatic Data Processing                             12,520           556
  First Data                                            14,410           624
  Inveresk Research*                                    13,110           394
                                                                    --------
                                                                       2,366
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 2.1%
  Lafarge North America                                  4,060           179
  Lowe's#                                               14,560           780
  NII Holdings*                                         18,270           661
  Office Depot*#                                        34,260           560
  Tiffany                                               13,680           484
  Wal-Mart Stores                                       13,480           751
                                                                    --------
                                                                       3,415
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 3.9%
  Anheuser-Busch                                        12,510           666
  Avon Products                                          7,710           683
  Dean Foods*                                           12,124           428
  Ecolab#                                               16,190           494
  General Mills                                          8,880           409
  H.J. Heinz                                            13,510           504
  Kimberly-Clark                                         9,800           646
  Kraft Foods#                                          12,955           387
  Kroger*                                               20,230           338
  PepsiCo                                               19,220         1,026
  Procter & Gamble                                       7,260           783
                                                                    --------
                                                                       6,364
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 4.5%
  Clear Channel Communications                          15,870           630
  Comcast, Cl A*                                        12,319           357
  eBay*                                                 12,940         1,149
  Gannett                                                8,670           761
  Interactive*#                                         22,380           700
  International Game Technology                          9,690           381
  Knight Ridder                                          7,490           569
  Starbucks*                                            17,310           703
  Time Warner*                                          62,430         1,064
  Walt Disney                                           11,310           265
  Wynn Resorts*                                         21,080           814
                                                                    --------
                                                                       7,393
--------------------------------------------------------------------------------
ENERGY -- 2.7%
  Anadarko Petroleum                                     5,470           298
  ChevronTexaco                                          7,350           664
  ConocoPhillips                                         8,192           601
  Devon Energy                                           7,860           467


--------------------------------------------------------------------------------
                                                       NUMBER         VALUE
                                                     OF SHARES        (000)
--------------------------------------------------------------------------------
  Exxon Mobil                                           17,920      $    775
  Halliburton                                           15,720           456
  Occidental Petroleum                                   6,890           305
  Transocean*                                           13,020           348
  Williams#                                             36,590           436
                                                                    --------
                                                                       4,350
--------------------------------------------------------------------------------
FINANCIALS -- 8.6%
  American International Group                          27,723         2,032
  Axis Capital Holdings                                 17,060           477
  Bank of America                                       10,010           832
  Bank One                                              10,440           506
  Chubb                                                 11,070           746
  Citigroup                                             51,430         2,388
  Comerica#                                              4,960           281
  Genworth*                                              8,170           159
  Goldman Sachs Group                                   11,060         1,039
  JP Morgan Chase                                       17,990           663
  Keycorp                                               12,440           391
  MBNA                                                  19,350           491
  Metlife                                               22,240           790
  Morgan Stanley Dean Witter                             9,800           524
  St. Paul                                              13,363           530
  US Bancorp                                            22,030           619
  Wachovia                                              15,060           711
  Wells Fargo                                           13,125           772
                                                                    --------
                                                                      13,951
--------------------------------------------------------------------------------
HEALTHCARE -- 5.7%
  Alcon                                                  7,863           617
  Allergan                                               4,260           379
  AmerisourceBergen                                     10,885           653
  Amgen*                                                18,290         1,000
  Biogen Idec*                                          12,570           781
  Bristol-Myers Squibb                                   9,260           234
  Cardinal Health                                        9,920           672
  Eli Lilly                                             10,260           756
  Johnson & Johnson                                     27,200         1,515
  Medtronic                                              7,580           363
  Merck                                                  5,980           283
  Pfizer                                                46,860         1,656
  Wyeth                                                  9,830           354
                                                                    --------
                                                                       9,263
--------------------------------------------------------------------------------
INDUSTRIALS -- 2.9%
  Caterpillar#                                           3,870           291
  Deere                                                  7,300           480
  General Electric                                      39,320         1,224
  Illinois Tool Works                                   12,360         1,111
  United Technologies                                   19,000         1,607
                                                                    --------
                                                                       4,713
--------------------------------------------------------------------------------
TECHNOLOGY -- 5.9%
  Adobe Systems                                         19,470           869
  BMC Software*                                          8,900           157
  Cisco Systems*                                        39,870           883
  Dell*                                                 32,490         1,143
  Electronic Arts*                                      18,010           915

ARMADA ASSET ALLOCATION FUNDS
STATEMENT OF NET ASSETS

ARMADA BALANCED ALLOCATION FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                       NUMBER         VALUE
                                                     OF SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
TECHNOLOGY -- CONTINUED
  Intel                                                 34,260      $    978
  International Business Machines                       12,930         1,146
  L-3 Communications                                     9,240           589
  Lockheed Martin                                        7,950           394
  Microsoft                                             65,440         1,724
  Northrop Grumman                                       2,800           289
  NVIDIA*                                               19,890           469
                                                                    --------
                                                                       9,556
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 1.2%
  Amdocs*                                               22,390           553
  BellSouth                                             12,710           317
  SBC Communications                                    20,540           487
  Verizon Communications                                17,810           616
                                                                    --------
                                                                       1,973
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.9%
  Burlington Northern Santa Fe                          23,802           784
  Union Pacific                                         12,760           744
                                                                    --------
                                                                       1,528
--------------------------------------------------------------------------------
UTILITIES -- 1.3%
  Dominion Resources of Virginia#                       12,070           760
  Exelon                                                22,680           755
  TXU                                                   15,490           579
                                                                    --------
                                                                       2,094
--------------------------------------------------------------------------------

Total Common Stocks (Cost $62,263)                                    70,027
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 16.7%
AUSTRALIA -- 0.1%
  The News Corp, ADR                                     5,655           193
--------------------------------------------------------------------------------
BELGIUM -- 0.0%
  Colruyt                                                  725            79
--------------------------------------------------------------------------------
CANADA -- 0.8%
  BCE#                                                  15,240           303
  Canadian Natural Resources                             9,520           495
  Neurochem*#                                            1,535            34
  Suncor Energy                                         18,490           437
                                                                    --------
                                                                       1,269
--------------------------------------------------------------------------------
DENMARK -- 0.1%
  TDC A/S                                                2,350            79
--------------------------------------------------------------------------------
FINLAND -- 0.2%
  Nokia Oyj, ADR                                        11,420           157
  Tietoenator Oyj                                        3,185            94
                                                                    --------
                                                                         251
--------------------------------------------------------------------------------
FRANCE -- 0.7%
  Aventis, ADR                                           1,641           130
  Axa#                                                   3,245            67
  Renault#                                               1,420           106
  Sanofi-Synthelabo, ADR#                                1,980            66
  Schneider Electric                                     3,485           234


--------------------------------------------------------------------------------
                                                       NUMBER         VALUE
                                                     OF SHARES        (000)
--------------------------------------------------------------------------------
  Societe Generale#                                      2,030      $    172
  Total#                                                 1,209           227
  Vivendi Universal, ADR*#                               6,979           178
                                                                    --------
                                                                       1,180
--------------------------------------------------------------------------------
GERMANY -- 1.1%
  Bayer                                                  1,901            54
  Continental#                                           3,470           156
  Deutsche Bank#                                         1,915           150
  Deutsche Telekom, ADR*#                               10,645           179
  E.ON                                                   4,133           287
  Infineon Technologies, ADR*#                           6,458            87
  SAP, ADR                                              17,025           688
  Siemens                                                2,230           157
                                                                    --------
                                                                       1,758
--------------------------------------------------------------------------------
HONG KONG -- 0.5%
  CLP Holdings                                          22,625           120
  HSBC Holdings                                         25,920           384
  Sung Hung Kai Properties                              11,535            98
  Swire Pacific, Cl A                                    9,655            62
  Techtronic Industries (B)                             29,870            90
  Wumart Stores, Cl H*                                  33,915            67
                                                                    --------
                                                                         821
--------------------------------------------------------------------------------
IRELAND -- 0.3%
  Bank of Ireland                                       18,593           220
  CRH                                                    4,485            95
  Elan, ADR*                                             2,425            57
  Irish Life & Permanent                                 5,480            83
                                                                    --------
                                                                         455
--------------------------------------------------------------------------------
ISRAEL -- 0.8%
  Teva Pharmaceutical Industries, ADR                   19,840         1,313
--------------------------------------------------------------------------------
ITALY -- 0.4%
  Alleanza Assicurazioni#                                5,610            61
  Banca Popolare di Milano#                             19,755           116
  Bulgari#                                               7,145            69
  ENI-Ente Nazionale Idrocarburi#                        8,945           182
  Mediolanum#                                            7,905            53
  Riunione Adriatica di Sicurta                          4,325            78
  Telecom Italia Mobile                                 18,565           101
                                                                    --------
                                                                         660
--------------------------------------------------------------------------------
JAPAN -- 1.4%
  Aeon                                                   2,400           100
  Ajinomoto                                             18,765           216
  Calsonic Kansei#                                      10,975            74
  Canon                                                  2,570           127
  Honda Motor                                            2,295            99
  Icom                                                   4,505           107
  Kyocera                                                1,320           110
  Matsushita Electric Industrial, ADR                    6,503            91
  Mitsubishi Tokyo Financial Group                          31           266
  Mizuho Financial Group                                    35           151
  Nippon Telegraph & Telephone                              28           138
  Nitto Denko#                                           1,270            69

--------------------------------------------------------------------------------
                                                       NUMBER         VALUE
                                                     OF SHARES        (000)
--------------------------------------------------------------------------------
  Nomura Holdings                                           10      $     --
  NTT DoCoMo,  ADR                                       2,145            40
  Osaka Gas                                             67,085           180
  Ryohin Keikaku                                         2,130            87
  TIS                                                    2,250            89
  Tokyu Land#                                           18,995            59
  Toyota Motor                                           6,815           247
                                                                    --------
                                                                       2,250
--------------------------------------------------------------------------------
NETHERLANDS -- 0.7%
  ABN AMRO Holding, ADR                                  4,950           105
  Aegon#                                                 6,110            74
  ING Groep, ADR                                         4,417           100
  Koninklijke Philips Electronics*                       6,270           171
  Reed Elsevier                                          3,730            52
  Unilever, ADR                                          8,830           583
                                                                    --------
                                                                       1,085
--------------------------------------------------------------------------------
NEW ZEALAND -- 0.1%
  Telecom Corp of New Zealand#                          30,020           105
--------------------------------------------------------------------------------
NORWAY -- 0.1%
  Norsk Hydro#                                           1,344            83
  Telenor#                                              13,500            97
                                                                    --------
                                                                         180
--------------------------------------------------------------------------------
SINGAPORE -- 0.2%
  CapitaCommercial Trust*                               23,985            14
  CapitaLand                                           120,010            92
  DBS Group Holdings                                    23,600           196
                                                                    --------
                                                                         302
--------------------------------------------------------------------------------
SOUTH KOREA -- 0.0%
  Baiksan OPC                                            5,875            59
--------------------------------------------------------------------------------
SPAIN -- 0.3%
  Repsol YPF, ADR                                       11,090           235
  Sociedad General de Aguas de Barcelona
   Rights*                                                 121             2
  Sociedad General de Aguas de Barcelona, Cl A           4,079            68
  Telefonica                                            11,336           164
                                                                    --------
                                                                         469
--------------------------------------------------------------------------------
SWEDEN -- 0.1%
  Telefonaktie bolaget LM Ericsson, ADR*#                4,885           136
--------------------------------------------------------------------------------
SWITZERLAND -- 1.0%
  Nestle                                                 1,092           284
  Novartis                                               5,146           230
  Roche Holding                                          2,320           244
  Swatch Group, Cl B                                     1,755           244
  Swiss Reinsurance                                      1,220            76
  Syngenta                                               2,310           183
  UBS                                                    2,647           190
  Zurich Financial Services                              1,435           226
                                                                    --------
                                                                       1,677
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                 NUMBER OF SHARES/   VALUE
                                                     PAR (000)       (000)
--------------------------------------------------------------------------------
TAIWAN -- 0.1%
  Hon Hai Precision Industry                            10,645      $     43
  Taiwan Semiconductor Manufacturing, ADR               18,615           189
                                                                    --------
                                                                         232
--------------------------------------------------------------------------------
UNITED KINGDOM -- 7.7%
  AstraZeneca, ADR#                                      4,245           199
  Aviva#                                                14,555           142
  Baa                                                   18,905           189
  BAE Systems, ADR                                       3,730            56
  Barclays                                              15,380           134
  BG Group#                                              9,985            61
  BHP Billiton                                          27,890           235
  BP                                                    33,728           296
  British American Tobacco                              12,625           185
  Compass Group                                         13,945            87
  Diageo                                                 6,436            85
  Diageo, ADR#                                           1,155            62
  GlaxoSmithKline, ADR#                                 28,320         1,202
  Gold Bullion Securities                              200,000         7,866
  Kesa Electricals                                      20,200           105
  Kingfisher                                            15,557            82
  Lloyds TSB Group                                      15,250           121
  National Grid Transco                                 12,030            95
  Royal Bank of Scotland Group                          14,527           439
  Shell Transport & Trading                             18,335           133
  The Carphone Warehouse Group                          70,815           179
  Vodafone Group                                       105,548           248
  Vodafone Group, ADR                                    3,615            86
  William Hill                                           8,005            79
  WPP Group, ADR*                                        3,205           160
                                                                    --------
                                                                      12,526
--------------------------------------------------------------------------------

Total Foreign Common Stocks (Cost $25,568)                            27,079
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 8.8%
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 7.7%
   7.000%, 06/01/31 to 01/01/33                         $  343           361
   6.500%, 07/01/32 to 09/01/32                          2,103         2,179
   6.000%, 09/01/32                                        112           114
   6.000%, 06/01/34 TBA                                  1,500         1,524
   5.730%, 12/01/08                                        646           683
   5.500%, 02/01/32 to 12/01/33                          1,842         1,830
   5.500%, 06/01/34 TBA                                  4,000         3,960
   5.000%, 09/01/33 to 11/01/33                            964           928
   5.000%, 06/01/34 TBA                                  1,000           961
                                                                    --------
                                                                      12,540
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-- 1.1%
   7.500%, 11/15/29                                          8             8
   6.500%, 09/15/28 to 07/15/32                            178           185
   6.000%, 08/15/32 to 02/15/33                            350           358
   5.500%, 10/15/33 to 11/15/33                            122           122
   5.500%, 06/01/34 TBA                                    670           666
   5.000%, 05/15/33 to 04/15/34                            406           392
                                                                    --------
                                                                       1,731
--------------------------------------------------------------------------------

Total U.S. Government Mortgage-Backed Obligations (Cost $14,261)      14,271
--------------------------------------------------------------------------------

ARMADA ASSET ALLOCATION FUNDS
STATEMENT OF NET ASSETS


ARMADA BALANCED ALLOCATION FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.0%
FEDERAL HOME LOAN BANK -- 1.5%
   0.950%, 06/11/04 (DN)tt#                             $2,500      $  2,499
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION-- 2.5%
   2.125%, 11/15/05#                                     1,470         1,465
   0.970%, 06/08/04 (DN)tt#                              2,500         2,500
                                                                    --------
                                                                       3,965
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION-- 4.0%
   6.625%, 11/15/30                                      1,025         1,121
   5.250%, 01/15/09                                      1,770         1,851
   4.375%, 09/15/12#                                       225           216
   2.875%, 10/15/05                                      1,465         1,476
   0.970%, 06/22/04 (DN)tt                                 800           799
   0.960%, 06/14/04 (DN)tt#                              1,050         1,050
                                                                    --------
                                                                       6,513
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $13,101)               12,977
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 3.9%
U.S. TREASURY BOND -- 0.5%
   6.250%, 08/15/23#                                       655           721
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 3.4%
   6.500%, 02/15/10#                                     1,690         1,905
   5.875%, 11/15/04#                                     3,220         3,286
   3.875%, 05/15/09#                                       390           391
                                                                    --------
                                                                       5,582
--------------------------------------------------------------------------------
Total U.S. Treasury Obligations (Cost $6,353)                          6,303
--------------------------------------------------------------------------------
CORPORATE BONDS -- 6.4%
BASIC MATERIALS -- 0.4%
  Alcoa
   6.500%, 06/01/11                                        100           109
   6.000%, 01/15/12                                        300           319
  Weyerhaeuser
   6.875%, 12/15/33                                        150           154
                                                                    --------
                                                                         582
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 0.1%
  Centex#
   5.125%, 10/01/13                                        110           103
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 0.2%
  Kroger
   7.250%, 06/01/09                                        180           201
  Safeway
   5.800%, 08/15/12                                        150           151
                                                                    --------
                                                                         352
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 0.3%
  AOL Time Warner
   6.875%, 05/01/12                                        110           119
  Comcast Cable Communications
   7.125%, 06/15/13                                        170           186
  Cox Communications
   7.125%, 10/01/12                                         15            16


--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
  Harrahs Operating
   7.500%, 01/15/09                                       $ 45      $     50
   5.375%, 12/15/13 (A)                                     45            43
  Walt Disney
   5.875%, 12/15/17                                         60            59
                                                                    --------
                                                                         473
--------------------------------------------------------------------------------
ENERGY -- 0.4%
  Anadarko Petroleum
   6.125%, 03/15/12                                        130           138
  Duke Energy
   5.300%, 10/01/15                                         60            58
  PSE&G Power
   8.625%, 04/15/31                                        115           140
  Wisconsin Energy
   5.500%, 12/01/08                                        160           167
  XTO Energy
   4.900%, 02/01/14                                        100            94
                                                                    --------
                                                                         597
--------------------------------------------------------------------------------
FINANCIALS -- 3.3%
  Associates
   6.875%, 11/15/08                                        365           404
  Bank of America
   7.800%, 09/15/16                                        370           436
  BB&T
   6.500%, 08/01/11                                         25            27
   5.200%, 12/23/15                                         75            72
  Bear Stearns
   7.800%, 08/15/07                                         20            22
  Boeing Capital
   6.100%, 03/01/11                                        345           363
  Cit Group Holdings#
   7.750%, 04/02/12                                         50            57
  Credit Suisse First Boston
   6.500%, 01/15/12                                        335           360
   6.125%, 11/15/11                                         70            74
  Fleet Financial
   6.875%, 01/15/28                                        300           319
  Ford Motor Credit
   7.000%, 10/01/13                                        200           201
  General Electric Capital
   5.450%, 01/15/13                                        400           405
  General Motors Acceptance
   6.875%, 09/15/11                                        155           158
   5.625%, 05/15/09                                        165           164
  Household Finance
   5.875%, 02/01/09                                        350           370
  International Lease Finance#
   3.500%, 04/01/09                                        175           167
  JP Morgan Chase
   6.625%, 03/15/12                                        155           169
   5.750%, 01/02/13                                        215           218
  Lehman Brothers
   7.000%, 02/01/08                                        300           329
   4.375%, 11/30/10                                         70            67
  MBNA
   6.125%, 03/01/13                                        140           145

--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
  Morgan Stanley
   3.625%, 04/01/08                                       $200      $    198
  Morgan Stanley Dean Witter
   4.750%, 04/01/14                                        220           203
  SLM
   5.375%, 05/15/14                                        225           222
  Wachovia
   5.000%, 08/15/15                                        310           294
                                                                    --------
                                                                       5,444
--------------------------------------------------------------------------------
INDUSTRIALS -- 0.2%
  International Paper
   5.850%, 10/30/12                                        200           203
  Systems 2001 Asset Trust 144A (A)
   6.664%, 09/15/13                                        133           144
                                                                    --------
                                                                         347
--------------------------------------------------------------------------------
REAL ESTATE -- 0.1%
  Pulte Homes
   6.375%, 05/15/33                                        150           136
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.1%
  Equity Office Properties Trust
   7.250%, 02/15/18                                         50            54
   4.750%, 03/15/14                                         50            46
                                                                    --------
                                                                         100
--------------------------------------------------------------------------------
TECHNOLOGY -- 0.4%
  Hewlett-Packard
   7.150%, 06/15/05                                        260           273
  International Business Machines
   4.750%, 11/29/12                                        215           209
  Raytheon
   4.850%, 01/15/11                                        155           153
                                                                    --------
                                                                         635
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.7%
  AT&T
   8.050%, 11/15/11                                         90            97
  AT&T Wireless Services
   7.875%, 03/01/11                                         80            91
  British Telecom
   8.875%, 12/15/30                                        115           143
  Cox Communications
   6.750%, 03/15/11                                        190           205
  Deutsche Telecom
   8.500%, 06/15/10                                        180           211
  France Telecom
   8.750%, 03/01/11                                        100           116
  Sprint Capital
   8.375%, 03/15/12                                        135           156
  Telecom Italia (A)
   5.250%, 11/15/13                                         60            58
  Verizon Global Funding
   4.375%, 06/01/13                                        155           143
                                                                    --------
                                                                       1,220
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                 NUMBER OF SHARES/   VALUE
                                                     PAR (000)       (000)
--------------------------------------------------------------------------------

TRANSPORTATION -- 0.1%
  Union Pacific
   6.125%, 01/15/12                                       $180      $    190
--------------------------------------------------------------------------------
UTILITIES -- 0.1%
  AEP Texas Central
   6.650%, 02/15/33                                         90            91
  Public Service of Colorado
   4.375%, 10/01/08                                         85            85
                                                                    --------
                                                                         176
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $10,447)                                  10,355
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 1.5%
AUTOMOTIVE -- 0.5%
  AESOP Funding II LLC,
  Series 2002-1A, Cl A1 (A)
    3.850%, 10/20/06                                       400           407
  Household Automotive Trust,
   Series 2003-1, Cl A3
   1.730%, 12/17/07                                        420           419
                                                                    --------
                                                                         826
--------------------------------------------------------------------------------
MORTGAGE-RELATED -- 0.2%
  Saxon Asset Securities Trust,
   Series 1999-3, Cl AF6
   7.525%, 06/25/14                                        285           301
--------------------------------------------------------------------------------
UTILITIES -- 0.8%
  Detroit Edison, Securitization Funding LLC,
   Series 2001-1, Cl A6
   6.620%, 03/01/16                                        580           637
  PSE&G Transition Funding LLC,
   Series 2001-1, Cl A8
   6.890%, 12/15/17                                        565           635
                                                                    --------
                                                                       1,272
--------------------------------------------------------------------------------

Total Asset-Backed Securities (Cost $2,250)                            2,399
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.3%
  Prudential Securities Secured Financing,
   Series 1998-C1, Cl A1A3
   6.350%, 09/15/07                                        466           488
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations (Cost $451)                    488
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 15.1%
  Armada Money Market Fund, Class I+                24,576,554        24,577
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $24,577)                     24,577
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 103.8% (Cost $159,271)                               168,476
--------------------------------------------------------------------------------

ARMADA ASSET ALLOCATION FUNDS
STATEMENT OF NET ASSETS

ARMADA BALANCED ALLOCATION FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 13.2% FLOATING RATE NOTE -- 1.5%
  Morgan Stanley Dean Witter
   1.143%, 02/18/05                                    $ 2,500      $  2,500
--------------------------------------------------------------------------------
MASTER NOTE -- 1.5%
  Bear Stearns & Co.
   1.213%, 06/02/04                                      2,500         2,500
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 10.2%
  Bank of America
   1.110%, 06/01/04                                     12,152        12,152
  Bear Stearns & Co.
   1.183%, 06/01/04                                      4,000         4,000
  Lehman Brothers
   1.143%, 06/01/04                                        411           411
                                                                    --------
                                                                      16,563
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $21,563)++                              21,563
--------------------------------------------------------------------------------

Total Investments -- 117.0% (Cost $180,834)                          190,039
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net -- (17.0)%                     (27,648)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                          $162,391
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $20,996.
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS tt EFFECTIVE YIELD AT PURCHASE DATE
(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
(B) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
DN -- DISCOUNT NOTE
LLC -- LIMITED LIABILITY COMPANY
TBA -- TO BE ANNOUNCED
SEE NOTES TO FINANCIAL STATEMENTS.



Foreign currency exchange contract outstanding at May 31, 2004:

SETTLEMENT           CONTRACT TO     IN EXCHANGE      CONTRACT       UNREALIZED
MONTH        TYPE      RECEIVE           FOR          AT VALUE      APPRECIATION
--------------------------------------------------------------------------------
06/04        Buy    JPY 75,792,864    $672,000        $688,115        $16,115
                                      ========        ========        =======

  JPY -- JAPANESE YEN


                                                                    STATEMENT OF
                                                          ASSETS AND LIABILITIES

--------------------------------------------------------------------------------
                                                                        VALUE
                                                                        (000)
--------------------------------------------------------------------------------
ASSETS
  Investments, at value
   (Cost $159,271)                                                    $168,476
  Foreign currency, at value
   (Cost $73)                                                               75
  Short term investments held as
   collateral for loaned securities                                     21,563
  Receivable for shares of beneficial
   interest sold                                                           265
  Receivable for investments sold                                          278
  Futures variation margin receivable                                      577
  Dividends and interest receivable                                        579
  Unrealized appreciation on foreign
   currency exchange contract                                               16
  Prepaid expenses                                                          16
                                                                      --------
     Total Assets                                                      191,845
                                                                      --------
LIABILITIES
  Payable for collateral for loaned securities                          21,563
  Payable for shares of beneficial
   interest purchased                                                      105
  Payable for investments purchased                                      7,612
  Investment advisory fees payable                                         102
  Administration fees payable                                               10
  Custody fees payable                                                       6
  12b-1 fees payable
   Class I                                                                   4
   Class A                                                                   1
   Class B                                                                   2
   Class C                                                                   1
  Accrued expenses payable                                                  48
                                                                      --------
     Total Liabilities                                                  29,454
                                                                      --------
TOTAL NET ASSETS                                                      $162,391
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                           $166,732
Undistributed net investment income                 421
Accumulated net realized loss on investments and futures               (14,114)
Net unrealized appreciation of foreign currency and translation
  of other assets and liabilities in foreign currency                       18
Net unrealized appreciation on investments and futures                   9,334
--------------------------------------------------------------------------------
Total Net Assets                                                      $162,391
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($136,751,640 / 14,622,624
  outstanding shares of beneficial interest)                             $9.35
--------------------------------------------------------------------------------
Net Asset Value and Redemption
  Price Per Share -- Class A ($16,900,283 / 1,805,143
  outstanding shares of beneficial interest)                             $9.36
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($9.36 / 95.25%)             $9.83
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class B ($6,985,251 / 745,939
  outstanding shares of beneficial interest)                             $9.36
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class C ($1,753,911 / 188,031
  outstanding shares of beneficial interest)                             $9.33
--------------------------------------------------------------------------------

ARMADA ASSET ALLOCATION FUNDS
STATEMENT OF NET ASSETS

ARMADA CONSERVATIVE ALLOCATION FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                       NUMBER         VALUE
                                                     OF SHARES        (000)
--------------------------------------------------------------------------------
AFFILIATED EQUITY FUNDS -- 39.5%
  Armada Large Cap Growth Fund, Class I                115,774      $  2,166
  Armada Large Cap Value Fund, Class I                 131,580         2,163
--------------------------------------------------------------------------------

Total Affiliated Equity Funds (Cost $3,910)                            4,329
--------------------------------------------------------------------------------
AFFILIATED FIXED INCOME FUND -- 50.5%
  Armada Intermediate Bond, Class I                    517,217         5,529
--------------------------------------------------------------------------------

Total Affiliated Fixed Income Fund (Cost $5,469)                       5,529
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 9.9%
  Armada Money Market Fund, Class I                  1,087,493         1,088
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $1,088)                       1,088
--------------------------------------------------------------------------------

Total Investments -- 99.9% (Cost $10,467)                             10,946
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net 0.1%                                 6
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $10,952
--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.


                                                                    STATEMENT OF
                                                          ASSETS AND LIABILITIES

--------------------------------------------------------------------------------
                                                                      VALUE
                                                                      (000)
--------------------------------------------------------------------------------
ASSETS
  Investments in affiliates, at value (Cost $10,467)                 $10,946
  Dividends and interest receivable                                       15
                                                                     -------
     Total Assets                                                     10,961
                                                                     -------
LIABILITIES
  Payable for shares of beneficial interest redeemed                       5
  Administration fees payable                                              1
  Custody fees payable                                                     1
  Other liabilities                                                        2
                                                                     -------
     Total Liabilities                                                     9
                                                                     -------
TOTAL NET ASSETS                                                     $10,952
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization-- no par value)                           $10,758
Undistributed net investment income                                       10
Accumulated net realized loss on investments                            (295)
Net unrealized appreciation on investments                               479
--------------------------------------------------------------------------------
Total Net Assets                                                     $10,952
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($4,928,936 / 492,721
  outstanding shares of beneficial interest)                          $10.00
--------------------------------------------------------------------------------
Net Asset Value and Redemption
  Price Per Share -- Class A ($3,456,959 / 345,741
  outstanding shares of beneficial interest)                          $10.00
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($10.00 / 95.25%)         $10.50
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class B ($1,171,458 / 117,531
  outstanding shares of beneficial interest)                          $ 9.97
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class C ($1,394,588 / 139,793
  outstanding shares of beneficial interest)                          $ 9.98
--------------------------------------------------------------------------------

ARMADA FIXED INCOME FUNDS
STATEMENT OF NET ASSETS

ARMADA BOND FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 38.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.8%
   9.500%, 10/01/20                                    $   327      $    367
   9.000%, 05/01/20                                        122           129
   8.500%, 05/01/06 to 06/01/17                             86            96
   8.000%, 07/01/25                                        274           299
   7.500%, 07/01/10 to 05/01/11                            201           214
   7.000%, 11/01/10 to 11/01/28                          2,088         2,208
   6.500%, 10/01/07 to 11/01/10                            235           248
                                                                    --------
                                                                       3,561
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 32.7%
   9.500%, 05/01/18                                         40            45
   9.000%, 07/01/09 to 11/01/24                            283           316
   8.500%, 11/01/09                                         16            17
   7.000%, 01/01/33                                      3,167         3,331
   6.500%, 12/01/08 to 09/01/32                         23,501        24,361
   6.000%, 12/15/05 to 01/01/34                          2,610         2,728
   6.000%, 06/15/34 TBA                                 17,350        17,632
   5.870%, 01/01/09                                      5,198         5,524
   5.500%, 12/01/33                                     14,602        14,492
   5.500%, 06/15/34 TBA                                 50,000        49,500
   5.000%, 06/15/34 TBA                                 22,750        21,861
                                                                    --------
                                                                     139,807
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-- 4.5%
   9.000%, 02/20/19                                         25            28
   8.500%, 09/15/21 to 08/15/22                            126           140
   8.250%, 04/20/17 to 07/20/17                             43            46
   8.000%, 03/15/08 to 01/15/30                            570           620
   7.500%, 12/15/29                                        100           108
   6.500%, 06/15/32                                        970         1,010
   6.000%, 08/15/32 to 02/15/33                          4,034         4,117
   5.500%, 06/01/34 TBA                                  9,100         9,037
   5.000%, 05/15/33 to 09/15/33                          4,434         4,283
                                                                    --------
                                                                      19,389
--------------------------------------------------------------------------------

Total U.S. Government Mortgage-Backed Obligations
(Cost $161,742)                                                      162,757
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 35.5%
FEDERAL HOME LOAN BANK -- 9.9%
   3.000%, 08/15/05                                      6,800         6,863
   0.950%, 06/11/04 (DN)#tt                             35,500        35,491
                                                                    --------
                                                                      42,354
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION-- 9.4%
   2.125%, 11/15/05#                                     6,900         6,878
   0.970%, 06/08/04 (DN)#tt                             33,500        33,493
                                                                    --------
                                                                      40,371
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 16.2%
   6.625%, 11/15/30                                     17,990        19,685
   5.250%, 01/15/09                                     11,860        12,402
   4.375%, 09/15/12#                                     1,260         1,207
   2.875%, 10/15/05                                      6,895         6,946
   0.970%, 06/22/04 (DN)tt                               9,200         9,195


--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
   0.960%, 06/14/04 (DN)#tt                            $20,050      $ 20,043
                                                                    --------
                                                                      69,478
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $154,583)             152,203
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 9.4%
U.S. TREASURY BOND -- 1.1%
   6.250%, 08/15/23#                                     4,040         4,447
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 8.3%
   6.500%, 02/15/10#                                     7,145         8,052
   5.875%, 11/15/04#                                    18,320        18,698
   3.875%, 05/15/09#                                     8,860         8,892
                                                                    --------
                                                                      35,642
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $40,519)                        40,089
--------------------------------------------------------------------------------
CORPORATE BONDS -- 26.5%
BASIC MATERIALS -- 0.6%
  Weyerhaeuser
   7.375%, 03/15/32                                        635           688
   6.875%, 12/15/33                                      1,710         1,752
                                                                    --------
                                                                       2,440
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 1.0%
  Centex#
   5.125%, 10/01/13                                      1,250         1,170
  General Motors#
   7.200%, 01/15/11                                      1,710         1,778
  Office Depot
   6.250%, 08/15/13                                      1,000         1,031
  Target
   5.500%, 04/01/07                                        115           121
                                                                    --------
                                                                       4,100
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 1.4%
  Kroger
   7.250%, 06/01/09                                      1,350         1,503
   6.800%, 04/01/11                                        640           698
   6.750%, 04/15/12                                      1,000         1,084
  Safeway
   5.800%, 08/15/12                                      2,740         2,760
                                                                    --------
                                                                       6,045
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 1.8%
  AOL Time Warner
   6.875%, 05/01/12                                      1,160         1,256
  Comcast Cable Communications
   7.125%, 06/15/13                                        765           837
   6.750%, 01/30/11                                      1,310         1,416
  Harrahs Operating
   7.500%, 01/15/09                                        975         1,077
  Harrahs Operating 144A (A)
   5.375%, 12/15/13                                        800           759
  Walt Disney
   6.200%, 06/20/14                                      1,630         1,698
   5.875%, 12/15/17                                        685           679
                                                                    --------
                                                                       7,722
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
ENERGY -- 1.8%
  Anadarko Petroleum
   6.125%, 03/15/12                                    $ 1,330      $  1,412
  Duke Energy
   5.300%, 10/01/15                                        760           736
  PSE&G Power
   8.625%, 04/15/31                                      1,725         2,110
  Wisconsin Energy
   5.500%, 12/01/08                                      2,135         2,227
  XTO Energy
   4.900%, 02/01/14                                      1,100         1,031
                                                                    --------
                                                                       7,516
--------------------------------------------------------------------------------
FINANCIALS -- 13.0%
  Anthem Insurance 144A (A)
   9.125%, 04/01/10                                        290           356
  Associates
   6.875%, 11/15/08                                      4,100         4,540
  Bank of America
   7.800%, 09/15/16                                      1,315         1,548
  BB&T
   5.200%, 12/23/15                                      1,885         1,809
   4.750%, 10/01/12                                        400           385
  Bear Stearns
   7.800%, 08/15/07                                      1,030         1,153
  Boeing Capital#
   6.100%, 03/01/11                                      4,000         4,205
  Cit Group Holdings#
   7.750%, 04/02/12                                        805           918
  Credit Suisse First Boston
   6.500%, 01/15/12                                      3,000         3,226
   6.125%, 11/15/11                                      1,255         1,321
  Fleet Financial
   6.875%, 01/15/28                                      3,030         3,220
  Ford Motor Credit
   7.000%, 10/01/13                                      2,280         2,292
  General Electric Capital
   8.125%, 05/15/12                                      2,350         2,758
   5.450%, 01/15/13                                      1,260         1,277
  General Motors Acceptance
   5.625%, 05/15/09                                      1,660         1,653
  Household Finance
   6.500%, 01/24/06                                      1,900         2,014
   6.400%, 06/17/08                                      1,350         1,456
   5.875%, 02/01/09                                      1,515         1,601
  Inter-American Development Bank
   7.375%, 01/15/10                                      1,200         1,388
  International Lease Finance#
   3.500%, 04/01/09                                      1,900         1,809
  JP Morgan Chase
   6.625%, 03/15/12                                      1,730         1,883
   5.750%, 01/02/13                                      2,400         2,436
  Lehman Brothers Holdings
   4.375%, 11/30/10                                      2,370         2,281
  MBNA
   6.125%, 03/01/13                                      2,015         2,084
   5.625%, 11/30/07                                        935           979


--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
  Morgan Stanley Dean Witter
   4.750%, 04/01/14                                    $ 2,895      $  2,667
  SLM
   5.375%, 05/15/14                                      2,510         2,470
  Wachovia
   5.000%, 08/15/15                                      2,205         2,093
                                                                    --------
                                                                      55,822
--------------------------------------------------------------------------------
INDUSTRIALS -- 0.9%
  International Paper
   5.850%, 10/30/12                                      2,125         2,155
  Systems 2001 Asset Trust 144A (A)
   6.664%, 09/15/13                                      1,554         1,685
                                                                    --------
                                                                       3,840
--------------------------------------------------------------------------------
REAL ESTATE -- 0.2%
  Pulte Homes
   6.375%, 05/15/33                                      1,050           954
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.2%
  Equity Office Properties Trust
   7.250%, 02/15/18                                        510           552
   4.750%, 03/15/14                                        475           435
                                                                    --------
                                                                         987
--------------------------------------------------------------------------------
TECHNOLOGY -- 1.0%
  International Business Machines
   4.750%, 11/29/12                                      2,710         2,639
  Raytheon
   4.850%, 01/15/11                                      1,660         1,639
                                                                    --------
                                                                       4,278
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 3.3%
  AT&T
   8.050%, 11/15/11                                      1,000         1,080
  AT&T Wireless Services
   7.875%, 03/01/11                                        890         1,014
  British Telecom
    8.875%, 12/15/30                                     1,360         1,690
  Cox Communications
   6.750%, 03/15/11                                      2,340         2,527
  Deutsche Telecom
   8.500%, 06/15/10                                      2,070         2,423
  France Telecom (B)
   8.750%, 03/01/11                                      1,340         1,555
  Sprint Capital
   8.375%, 03/15/12                                      1,510         1,743
  Telecom Italia Capital 144A (A)
   5.250%, 11/15/13                                        840           814
  Verizon Global Funding
   4.375%, 06/01/13                                      1,390         1,276
                                                                    --------
                                                                      14,122
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.3%
  Union Pacific
   6.125%, 01/15/12                                      1,200         1,263
--------------------------------------------------------------------------------

ARMADA FIXED INCOME FUNDS
STATEMENT OF NET ASSETS

ARMADA BOND FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
UTILITIES -- 1.0%
  AEP Texas Central
   6.650%, 02/15/33                                    $ 1,585     $   1,605
  Public Service of Colorado
   5.500%, 04/01/14                                      1,400         1,413
   4.375%, 10/01/08                                      1,465         1,469
                                                                   ---------
                                                                       4,487
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $113,749)                                113,576
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 8.2%
AUTOMOTIVE -- 4.1%
  AESOP Funding II LLC, Series 2002-1A,
   Cl A1 144A (A)
   3.850%, 10/20/06                                      7,960         8,101
  Household Automotive Trust, Series 2003-1,
   Cl A3
   1.730%, 12/17/07                                      9,185         9,152
  World Omni Auto Receivables Trust,
   Series 2001-B, Cl A4
   4.490%, 08/20/08                                        400           408
                                                                   ---------
                                                                      17,661
--------------------------------------------------------------------------------
MORTGAGE-RELATED-- 1.8%
  Bear Stearns, Series 1999-2, Cl AF2
   7.910%, 10/25/29                                        977         1,038
  Saxon Asset Securities Trust, Series 1999-3,
   Cl AF6
   7.525%, 06/25/14                                      6,346         6,711
                                                                   ---------
                                                                       7,749
--------------------------------------------------------------------------------
OTHER -- 0.3%
  Export Funding Trust, Series 1995-A, Cl A
   8.210%, 12/29/06                                      1,069         1,139
--------------------------------------------------------------------------------
UTILITIES -- 2.0%
  Detroit Edison, Securitization Funding LLC,
   Series 2001-1, Cl A6
   6.620%, 03/01/16                                      2,605         2,864
  PSE&G Transition Funding LLC,
   Series 2001-1, Cl A8
   6.890%, 12/15/17                                      5,050         5,674
                                                                   ---------
                                                                       8,538
--------------------------------------------------------------------------------

Total Asset-Backed Securities (Cost $33,649)                          35,087
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.5%
  Prudential Securities Secured Financing,
   Series 1998-C1, Cl A1A3
   6.350%, 09/15/07                                     10,149        10,624
  Residential Accredit Loans,
   Series 1999-QS3, Cl A8
   6.500%, 03/25/29                                         23            23
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations (Cost $9,885)               10,647
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                       NUMBER         VALUE
                                                     OF SHARES        (000)
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 2.1%
  Armada Government Money Market
   Fund, Class I+                                    8,902,703     $   8,903
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $8,903)                       8,903
--------------------------------------------------------------------------------
Total Investments Before Collateral For Loaned
Securities -- 122.2% (Cost $523,030)                                 523,262
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 33.2% COMMERCIAL PAPER -- 3.1%
  Four Winds Funding
   1.110%, 06/01/04                                    $13,250        13,248
--------------------------------------------------------------------------------
FLOATING RATE NOTES -- 2.3%
  CSFB USA, Inc.
   1.186%, 11/09/04                                      5,000         5,020
  Lehman Brothers
   1.153%, 05/16/05                                      5,000         5,000
                                                                   ---------
                                                                      10,020
--------------------------------------------------------------------------------
MASTER NOTE -- 1.2%
  Bear Stearns & Co.
   1.213%, 06/02/04                                      5,000         5,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 26.6%
  Bank of America
   1.110%, 06/01/04                                     21,885        21,885
  Bear Stearns & Co.
   1.183%, 06/01/04                                      5,000         5,000
  Dresdner Securities
   1.110%, 06/01/04                                     70,000        70,000
  Lehman Brothers
   1.143%, 06/01/04                                     16,809        16,809
                                                                   ---------
                                                                     113,694
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $141,962)++                            141,962
--------------------------------------------------------------------------------

Total Investments -- 155.4% (Cost $664,992)                          665,224
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (55.4)%
  Investment Advisory Fees Payable                                      (200)
  12b-1 Fees Payable
   Class I                                                               (13)
   Class A                                                                (1)
  Administration Fees Payable                                            (25)
  Custody Fees Payable                                                    (3)
  Payable For Collateral For Loaned Securities                      (141,962)
  Payable For Investment Securities Purchased                        (98,545)
  Other Assets & Liabilities                                           3,687
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                              (237,062)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                         $ 428,162
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                     VALUE
                                                                     (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                         $456,189
Undistributed net investment income                                      187
Accumulated net realized loss on investments                         (28,446)
Net unrealized appreciation on investments                               232
--------------------------------------------------------------------------------
Total Net Assets                                                    $428,162
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($415,151,356 / 41,597,871
  outstanding shares of beneficial interest)                          $ 9.98
--------------------------------------------------------------------------------
Net Asset Value and Redemption
  Price Per Share -- Class A ($11,193,181 / 1,119,026
  outstanding shares of beneficial interest)                          $10.00
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($10.00 / 95.50%)         $10.47
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class B ($1,490,636 / 149,197
  outstanding shares of beneficial interest)                          $ 9.99
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class C ($326,845 / 32,752
  outstanding shares of beneficial interest)                          $ 9.98
--------------------------------------------------------------------------------
# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $139,129.
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS tt EFFECTIVE YIELD AT PURCHASE DATE
(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
(B) VARIABLE RATE SECURITY -- RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 2004.
CL -- CLASS
DN -- DISCOUNT NOTE
LLC -- LIMITED LIABILITY COMPANY
TBA -- TO BE ANNOUNCED
SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA FIXED INCOME FUNDS
STATEMENT OF NET ASSETS

ARMADA GOVERNMENT MORTGAGE FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 95.8%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 2.4%
   12.250%, 08/01/15                                    $  203      $    231
   10.000%, 09/01/16                                        92           102
   9.750%, 11/01/08 to 04/01/09                            101           111
   9.250%, 08/01/13                                         12            13
   9.000%, 04/01/06 to 09/01/20                            631           702
   8.750%, 06/01/16 to 05/01/17                            100           111
   8.500%, 03/01/06 to 01/01/22                            402           440
   8.000%, 04/01/07 to 03/01/22                            397           435
   7.500%, 05/15/22                                        232           237
   7.000%, 05/01/31                                        945           995
   6.000%, 10/01/32                                      3,063         3,121
                                                                    --------
                                                                       6,498
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 67.6%
   12.500%, 05/01/15                                       244           283
   11.250%, 05/01/14                                        20            22
   10.000%, 06/01/21                                        38            43
   9.500%, 09/01/11                                         88            91
   9.000%, 06/01/09 to 10/01/19                            100           110
   8.500%, 11/01/21 to 09/01/23                             96           106
   8.000%, 12/01/17 to 03/01/23                            325           347
   7.500%, 09/01/22 to 05/01/32                          3,747         4,003
   7.000%, 12/01/15 to 10/01/32                          6,975         7,358
   6.500%, 12/01/12 to 05/01/33                         13,382        13,887
   6.000%, 09/01/17                                      6,794         7,062
   6.000%, 06/15/34 TBA                                 25,500        25,914
   5.500%, 11/01/09                                      1,587         1,619
   5.500%, 06/15/34 TBA                                 69,000        68,310
   5.000%, 07/01/18                                      6,661         6,670
   5.000%, 06/15/34 TBA                                 29,900        28,732
   4.500%, 04/01/18 to 11/01/18                         14,175        13,883
   4.500%, 06/15/34 TBA                                  5,000         4,655
                                                                    --------
                                                                     183,095
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 25.8%
   17.000%, 11/15/11                                        73            87
   16.000%, 11/15/11                                         3             4
   15.000%, 06/15/11 to 01/15/13                         1,363         1,612
   14.500%, 09/15/12 to 08/15/14                            12            13
   14.000%, 05/15/11 to 02/15/15                           574           672
   13.500%, 05/15/10 to 02/15/15                           580           675
   13.000%, 11/15/10 to 06/20/15                           678           780
   12.750%, 09/20/13 to 12/20/14                           108           122
   12.500%, 04/15/10 to 01/20/16                         1,429         1,654
   12.000%, 08/15/12 to 01/15/16                           590           675
   11.500%, 03/15/11 to 08/15/14                           153           178
   10.500%, 09/15/04                                        --(A)         --(A)
   9.250%, 06/15/16 to 05/15/21                            135           149
   9.000%, 10/15/04 to 11/15/24                          1,531         1,704
   8.750%, 08/15/08 to 12/15/16                            141           156
   8.500%, 01/15/17 to 09/15/24                            766           848
   8.250%, 01/15/05 to 06/15/16                            179           193
   8.000%, 04/15/17 to 05/20/30                          2,625         2,863
   7.500%, 09/20/15 to 09/20/30                          5,475         5,907
   7.250%, 11/15/04                                         --(A)         --(A)
   7.000%, 12/15/10 to 06/15/32                         11,505        12,186


--------------------------------------------------------------------------------
                                                 NUMBER OF SHARES/   VALUE
                                                     PAR (000)       (000)
--------------------------------------------------------------------------------
   6.500%, 07/15/28 to 01/15/32                        $11,500       $11,971
   6.000%, 10/20/28 to 07/20/29                          4,505         4,597
   5.500%, 01/15/33 to 07/15/33                          8,844         8,807
   5.000%, 05/15/33 to 09/15/33                         14,449        13,957
                                                                   ---------
                                                                      69,810
--------------------------------------------------------------------------------

Total U.S. Government Mortgage-Backed Obligations
(Cost $256,566)                                                      259,403
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 46.5%
FEDERAL HOME LOAN BANK -- 14.1%
   0.951%, 06/11/04 (DN)tt#                             38,250        38,240
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 14.4%
   0.971%, 06/08/04(DN)tt#                              39,000        38,993
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 18.0%
   0.961%, 06/14/04(DN)tt#                              48,900        48,883
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $126,116)             126,116
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 2.6%
U.S. TREASURY NOTE -- 2.6%
   3.875%, 05/15/09#                                     7,000         7,025
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $7,016)                          7,025
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.4%
  Security Mortgage Acceptance Corporation II,
   Series B, Cl 4
   9.000%, 12/01/16                                        626           657
  Structured Mortgage Asset Residential Trust,
   Series 1992-2, Cl  I
   8.250%, 06/25/19                                        486           522
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations (Cost $1,176)                1,179
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 1.6%
  Armada Government Money Market Fund,
   Class I+                                          4,233,768         4,234
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $4,234)                       4,234
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 146.9% (Cost $ 395,108)                              397,957
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 33.0% COMMERCIAL PAPER -- 3.7%
  Four Winds Funding
   1.110%, 06/01/04                                    $10,000      $  9,999
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 29.3%
  Bank of America
   1.110%, 06/01/04                                     19,261        19,261
  Dresdner Securities
   1.110%, 06/01/04                                     50,000        50,000
  Lehman Brothers
   1.143%, 06/01/04                                     10,000        10,000
                                                                    --------
                                                                      79,261
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $89,260)++                              89,260
--------------------------------------------------------------------------------

Total Investments -- 179.9% (Cost $484,368)                          487,217
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (79.9)%
  Investment Advisory Fees Payable                                       (92)
  12b-1 Fees Payable
   Class I                                                                (8)
   Class A                                                                (1)
   Class B                                                                (2)
   Class C                                                                (1)
  Administration Fees Payable                                            (19)
  Custody Fees Payable                                                    (1)
  Payable For Collateral For Loaned Securities                       (89,260)
  Payable For Investment Securities Purchased                       (131,525)
  Other Assets & Liabilities                                           4,551
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                              (216,358)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                          $270,859
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                      VALUE
                                                                      (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                         $278,252
Distributions in excess of net investment income                        (222)
Accumulated net realized loss on investments                         (10,020)
Net unrealized appreciation on investments                             2,849
--------------------------------------------------------------------------------
Total Net Assets                                                    $270,859
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($244,380,034 / 26,477,502
  outstanding shares of beneficial interest)                           $9.23
--------------------------------------------------------------------------------
Net Asset Value and Redemption
  Price Per Share -- Class A ($17,184,507 / 1,862,033
  outstanding shares of beneficial interest)                           $9.23
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($9.23 / 95.50%)           $9.66
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class B ($6,729,359 / 731,287
  outstanding shares of beneficial interest)                           $9.20
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class C ($2,343,512 / 254,301
  outstanding shares of beneficial interest)                           $9.22
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class R ($221,590 / 24,069
  outstanding shares of beneficial interest)                           $9.21
--------------------------------------------------------------------------------
# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN IS (000) $87,481.
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ EFFECTIVE YIELD AT PURCHASE DATE
tt SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
(A) PAR AND VALUE ARE LESS THAN $1,000.
CL -- CLASS
DN -- DISCOUNT NOTE
TBA -- TO BE ANNOUNCED
SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA FIXED INCOME FUNDS
STATEMENT OF NET ASSETS

ARMADA INTERMEDIATE BOND FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 25.7%
FEDERAL HOME LOAN BANK -- 2.8%
   3.000%, 08/15/05                                    $12,675      $ 12,793
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 4.3%
   2.125%, 11/15/05#                                    20,070        20,005
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 18.6%
   5.250%, 01/15/09                                     10,740        11,231
   4.375%, 09/15/12#                                    46,770        44,812
   2.875%, 10/15/05#                                    29,400        29,617
                                                                    --------
                                                                      85,660
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $121,194)             118,458
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 25.7%
U.S. TREASURY NOTES -- 25.7%
   6.500%, 02/15/10#                                    24,770        27,914
   5.875%, 11/15/04#                                    69,565        71,000
   4.875%, 02/15/12#                                     4,430         4,562
   3.875%, 05/15/09#                                    14,555        14,608
   3.125%, 09/15/08#                                       245           240
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $119,029)                      118,324
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 1.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.1%
   8.250%, 06/01/06                                          2             2
   5.500%, 01/01/07                                        685           703
                                                                    --------
                                                                         705
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 1.1%
   7.000%, 07/15/05#                                     3,840         4,049
   6.000%, 12/15/05                                        880           927
                                                                    --------
                                                                       4,976
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.7%
   9.000%, 09/15/04 to 05/15/16                            328           359
   4.000%, 01/16/30                                      2,816         2,734
                                                                    --------
                                                                       3,093
--------------------------------------------------------------------------------

Total U.S. Government Mortgage-Backed Obligations (Cost $8,643)        8,774
--------------------------------------------------------------------------------
CORPORATE BONDS -- 35.2%
BASIC MATERIALS -- 1.0%
  Alcoa
   7.375%, 08/01/10                                        195           221
   6.000%, 01/15/12                                      2,000         2,130
  Weyerhaeuser
   6.750%, 03/15/12                                      2,000         2,164
                                                                    --------
                                                                       4,515
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.1%
  Cintas
   5.125%, 06/01/07                                        630           662
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 1.7%
  Centex
   5.125%, 10/01/13                                    $ 1,760      $  1,647
  Dominion Resources
   5.700%, 09/17/12                                      1,790         1,819
  General Motors#
   7.200%, 01/15/11                                        735           765
  Target
   5.500%, 04/01/07                                        125           132
   3.375%, 03/01/08                                      1,810         1,779
  Yum! Brands
   7.450%, 05/15/05                                      1,470         1,538
                                                                    --------
                                                                       7,680
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 1.7%
  Coca-Cola Enterprises
   6.125%, 08/15/11                                        820           882
  Diageo Capital
   3.500%, 11/19/07                                      2,455         2,432
  International Paper
   6.750%, 09/01/11                                      2,045         2,224
  Kroger
   7.250%, 06/01/09                                      1,070         1,191
   6.800%, 04/01/11                                        110           120
   6.375%, 03/01/08                                      1,100         1,187
                                                                    --------
                                                                       8,036
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 2.4%
  AOL Time Warner
   6.875%, 05/01/12                                      1,100         1,191
  Comcast Cable Communications
   7.125%, 06/15/13                                      2,215         2,422
   6.750%, 01/30/11                                        120           130
  Cox Communications
   7.125%, 10/01/12                                      2,495         2,734
  Deluxe
   5.000%, 12/15/12                                      1,000           967
  Harrahs Operating
   7.500%, 01/15/09                                        685           756
  Harrahs Operating 144A (A)
   5.375%, 12/15/13                                        700           665
  Walt Disney
   6.375%, 03/01/12                                      2,150         2,313
                                                                    --------
                                                                      11,178
--------------------------------------------------------------------------------
ENERGY -- 1.6%
  Anadarko Petroleum
   6.125%, 03/15/12                                        880           934
   5.000%, 10/01/12                                      1,000           981
  Conoco Phillips
   4.750%, 10/15/12                                        540           526
  Kinder Morgan
   6.500%, 09/01/12                                      2,035         2,150
  Wisconsin Energy
   5.500%, 12/01/08                                      1,425         1,487
  XTO Energy
   4.900%, 02/01/14                                      1,150         1,078
                                                                    --------
                                                                       7,156
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
FINANCIALS -- 18.8%
  American Express
   3.750%, 11/20/07                                    $   815      $    814
  American General Finance, Cl H MTN
   5.375%, 10/01/12                                        855           855
   2.750%, 06/15/08                                      1,110         1,048
  Anthem Insurance 144A (A)
   9.125%, 04/01/10                                      1,950         2,393
  Associates
   6.875%, 11/15/08                                      1,375         1,523
  Bank of America
   7.400%, 01/15/11                                      1,915         2,170
  Bank One
   6.500%, 02/01/06                                      1,795         1,908
  BankBoston
   6.375%, 03/25/08                                      1,025         1,110
  BB&T
   6.500%, 08/01/11                                      1,375         1,490
   4.875%, 01/15/13                                      1,635         1,581
  Bear Stearns
   7.800%, 08/15/07                                      1,100         1,231
   5.700%, 11/15/14                                      3,075         3,075
  Boeing Capital#
   6.100%, 03/01/11                                      4,525         4,757
  Cit Group Holdings#
   7.750%, 04/02/12                                      1,800         2,053
  Citigroup Global Markets
   5.875%, 03/15/06                                      3,395         3,575
  Core Investment Grade Trust
   4.727%, 11/30/07                                      4,255         4,351
  Credit Suisse First Boston
   6.500%, 01/15/12                                      2,160         2,322
   4.700%, 06/01/09                                        860           863
  Ford Motor Credit
   7.000%, 10/01/13                                      2,150         2,162
  General Electric Capital
   8.125%, 05/15/12                                      1,500         1,760
  General Electric Capital, Cl A MTN
   6.000%, 06/15/12                                      4,880         5,146
  General Motors Acceptance
   6.875%, 09/15/11                                        400           408
   5.625%, 05/15/09                                      2,230         2,220
  Goldman Sachs Group
   6.600%, 01/15/12                                        120           129
   5.700%, 09/01/12                                      4,440         4,496
  Household Finance
   6.500%, 01/24/06                                      3,700         3,922
   6.400%, 06/17/08                                        440           474
  International Lease Finance#
   3.500%, 04/01/09                                      1,000           952
  JP Morgan Chase
   6.625%, 03/15/12                                      1,000         1,089
   6.000%, 01/15/09                                      1,500         1,593
   5.750%, 01/02/13                                      2,070         2,101
  Lehman Brothers Holdings
   7.000%, 02/01/08                                      1,425         1,564
   4.000%, 01/22/08                                      2,900         2,895


--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
MBNA MTN
 5.625%, 11/30/07                                      $ 2,215      $  2,320
Merrill Lynch
 6.000%, 02/17/09                                        1,000         1,065
Morgan Stanley Dean Witter
 4.750%, 04/01/14                                        4,500         4,145
Morgan Stanley TRACER 144A (A)
 6.799%, 06/15/12                                        4,900         5,313
SLM
 4.000%, 01/15/09                                        2,290         2,259
Wachovia
 6.400%, 04/01/08                                        1,673         1,807
Wells Fargo
 6.450%, 02/01/11                                        1,015         1,104
 3.125%, 04/01/09                                          420           398
                                                                    --------
                                                                      86,441
--------------------------------------------------------------------------------
INDUSTRIALS -- 1.2%
  Emerson Electric
   5.850%, 03/15/09                                      1,430         1,532
  Precision Castparts
   8.750%, 03/15/05                                      1,775         1,834
  Raytheon
   5.500%, 11/15/12                                      1,330         1,335
  Systems 2001 Asset Trust 144A (A)
   6.664%, 09/15/13                                        666           722
                                                                    --------
                                                                       5,423
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 1.1%
  Equity Office Properties Trust
   6.750%, 02/15/12                                      1,980         2,132
   4.750%, 03/15/14                                         45            41
  Federal Realty Investors Trust MTN
   6.990%, 03/10/06                                      2,550         2,721
                                                                    --------
                                                                       4,894
--------------------------------------------------------------------------------
TECHNOLOGY -- 1.4%
  Hewlett-Packard
   7.150%, 06/15/05                                      1,350         1,415
   5.750%, 12/15/06                                      1,085         1,149
  Honeywell
   6.875%, 10/03/05                                      1,300         1,376
  International Business Machines
    4.750%, 11/29/12                                     1,590         1,548
  Raytheon
   4.850%, 01/15/11                                        960           948
                                                                    --------
                                                                       6,436
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 2.9%
  AT&T
   8.050%, 11/15/11                                      1,000         1,080
  AT&T Wireless Services
   7.875%, 03/01/11                                      1,000         1,139
  British Telecommunications
   8.375%, 12/15/10                                      2,295         2,691
  Deutsche Telecom
   8.500%, 06/15/10                                      1,960         2,294

ARMADA FIXED INCOME FUNDS
STATEMENT OF NET ASSETS

ARMADA INTERMEDIATE BOND FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
TELECOMMUNICATIONS -- CONTINUED
  France Telecom (B)
   8.750%, 03/01/11                                    $ 1,520     $   1,764
  Sprint Capital
   8.375%, 03/15/12                                      1,580         1,824
  Telecom Italia Capital 144A (A)
   5.250%, 11/15/13                                        555           538
  Verizon Florida
   6.125%, 01/15/13                                      1,045         1,081
  Verizon New Jersey
   5.875%, 01/17/12                                      1,125         1,157
                                                                   ---------
                                                                      13,568
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.2%
  Union Pacific
   6.125%, 01/15/12                                        860           905
--------------------------------------------------------------------------------
UTILITIES -- 1.1%
  American Electric Power
   5.375%, 03/15/10                                      1,550         1,585
  PSE&G
   6.950%, 06/01/12                                      1,465         1,590
  Public Service of Colorado
   5.500%, 04/01/14                                      1,270         1,281
   4.375%, 10/01/08                                        840           843
                                                                   ---------
                                                                       5,299
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $160,629)                                162,193
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 5.4%
AUTOMOTIVE -- 1.6%
  AESOP Funding II LLC, Series 2002-1A,
   Cl A1 144A (A)
   3.850%, 10/20/06                                      3,000         3,053
  Chase Manhattan Automobile Owner Trust,
   Series 2002-A, Cl A3
   3.490%, 03/15/06                                        359           361
  Ford Credit Automotive Owner Trust,
   Series 2002-A, Cl A3A
   3.620%, 01/15/06                                      1,041         1,048
  World Omni Auto Receivables Trust,
   Series 2001-B, Cl A4
   4.490%, 08/20/08                                      3,070         3,131
                                                                   ---------
                                                                       7,593
--------------------------------------------------------------------------------
MORTGAGE-RELATED -- 1.6%
  Mellon Residential Funding,
   Series 2001-HEIL, Cl A4
   6.615%, 02/25/21                                      6,438         6,660
  Saxon Asset Securities Trust,
   Series 1999-3, Cl AF6
   8.005%, 02/25/30                                        589           621
   7.525%, 06/25/14                                         58            61
                                                                   ---------
                                                                       7,342
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                 NUMBER OF SHARES/   VALUE
                                                     PAR (000)       (000)
--------------------------------------------------------------------------------
UTILITIES -- 2.2%
  Pennsylvania Power & Light, Transition Bond,
   Series 1999-1, Cl A6
   6.960%, 12/26/07                                    $ 3,310     $   3,493
  PSE&G Transition Funding LLC,
   Series 2001-1, Cl A8
   6.890%, 12/15/17                                      6,000         6,741
                                                                   ---------
                                                                      10,234
--------------------------------------------------------------------------------

Total Asset-Backed Securities (Cost $25,060)                          25,169
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.5%
  Bank of America Mortgage Securities,
   Series 2002-A, Cl A1 (B)
   5.242%, 02/25/32                                        379           384
  MBNA Credit Card Master Note,
   Series 2002-A1, Cl A1
   4.950%, 06/15/09                                      4,000         4,183
  Midland Realty Acceptance, Series 1996-C2,
   Cl A2
   7.233%, 01/25/29                                      4,678         5,004
  Prudential Securities Secured Financing,
   Series 1998-C1, Cl A1A3
   6.350%, 09/15/07                                      1,736         1,817
  Vendee Mortgage Trust, Series 1999-2, Cl ID
   6.500%, 12/15/24                                         42            43
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations (Cost $11,060)              11,431
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 2.7%
  Armada Money Market Fund, Class I+                12,354,476        12,355
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $12,355)                     12,355
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 99.1% (Cost $457,970)                                456,704
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 32.7% COMMERCIAL PAPER -- 2.1%
  Four Winds Funding
   1.110%, 06/01/04                                    $10,000     $   9,999
--------------------------------------------------------------------------------
FLOATING RATE NOTES -- 4.9%
  CSFB USA, Inc.
   1.186%, 11/09/04                                      5,000         5,020
  Lehman Brothers
   1.153%, 05/16/05                                      5,000         5,000
  Morgan Stanley Dean Witter
   1.143%, 02/18/05                                      7,500         7,500
  Washington Mutual Bank
   1.110%, 08/06/04                                      5,000         4,999
                                                                   ---------
                                                                      22,519
--------------------------------------------------------------------------------
MASTER NOTE -- 1.1%
  Bear Stearns & Co.
   1.213%, 06/02/04                                      5,000         5,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 24.6%
  Bank of America
   1.110%, 06/01/04                                     24,636        24,635
  Bear Stearns & Co.
   1.183%, 06/01/04                                     10,000        10,000
  Dresdner Securities
   1.110%, 06/01/04                                     25,000        25,000
  Lehman Brothers
   1.143%, 06/01/04                                     53,635        53,635
                                                                   ---------
                                                                     113,270
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $150,788)++                            150,788
--------------------------------------------------------------------------------

Total Investments -- 131.8% (Cost $608,758)                          607,492
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (31.8)%
  Investment Advisory Fees Payable                                      (155)
  12b-1 Fees Payable
   Class I                                                               (14)
   Class A                                                                (1)
   Class B                                                                (2)
  Administration Fees Payable                                            (27)
  Custody Fees Payable                                                    (5)
  Payable For Collateral For Loaned Securities                      (150,788)
  Other Assets & Liabilities                                           4,435
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                              (146,557)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                         $ 460,935
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                      VALUE
                                                                      (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                         $465,352
Undistributed net investment income                                       20
Accumulated net realized loss on investments                          (3,171)
Net unrealized depreciation on investments                            (1,266)
--------------------------------------------------------------------------------
Total Net Assets                                                    $460,935
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($439,368,557 / 41,116,664
  outstanding shares of beneficial interest)                          $10.69
--------------------------------------------------------------------------------
Net Asset Value and Redemption
  Price Per Share -- Class A ($13,662,508 / 1,276,671
  outstanding shares of beneficial interest)                          $10.70
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($10.70 / 95.50%)         $11.20
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class B ($7,378,887 / 689,012
  outstanding shares of beneficial interest)                          $10.71
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class C ($524,652 / 48,898
  outstanding shares of beneficial interest)                          $10.73
--------------------------------------------------------------------------------
# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $147,968.
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLLY TO QUALIFIED INSTITUTIONAL BUYERS.
(B) VARIABLE RATE SECURITY -- RATE REFLECTED ON STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 2004.
CL -- CLASS
LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE
SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA FIXED INCOME FUNDS
STATEMENT OF NET ASSETS

ARMADA LIMITED MATURITY BOND FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 26.8%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 6.9%
   7.570%, 05/25/28 (C)                                $   175      $    180
   5.500%, 01/01/07 to 06/01/10                          3,046         3,119
   5.000%, 10/01/09 to 06/15/15                          4,084         4,175
   4.500%, 03/15/11                                      4,200         4,278
   4.000%, 08/01/08                                      6,732         6,734
   3.500%, 09/01/08                                      3,484         3,441
                                                                    --------
                                                                      21,927
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 18.5%
   7.500%, 07/01/08                                        176           187
   6.000%, 12/15/05                                     18,185        19,160
   5.500%, 10/01/09 to 02/25/17                          3,875         3,988
   5.000%, 11/01/12                                      3,182         3,255
   4.643%, 11/01/32 (A)                                  1,774         1,800
   4.413%, 10/01/33 (A)                                  3,230         3,264
   4.375%, 10/15/06#                                    17,710        18,233
   4.000%, 09/25/17                                      4,000         4,056
   3.500%, 12/25/16                                      5,000         5,043
                                                                    --------
                                                                      58,986
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.4%
   6.000%, 02/16/29                                      1,464         1,498
   4.500%, 12/16/29 to 03/20/32                          2,959         2,953
                                                                    --------
                                                                       4,451
--------------------------------------------------------------------------------

Total U.S. Government Mortgage-Backed Obligations
(Cost $86,025)                                                        85,364
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 16.6%
U.S. TREASURY NOTES -- 16.6%
   2.250%, 02/15/07#                                    15,450        15,179
   1.625%, 02/28/06#                                    26,225        25,889
   1.125%, 06/30/05#                                    12,000        11,907
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $53,614)                        52,975
--------------------------------------------------------------------------------
CORPORATE BONDS -- 21.7%
CONSUMER NON-CYCLICALS -- 2.7%
  Coca-Cola
   4.000%, 06/01/05                                      1,840         1,871
  Kroger
   7.375%, 03/01/05                                      2,400         2,493
  Safeway
   6.150%, 03/01/06                                      1,000         1,052
   2.500%, 11/01/05                                        960           957
  Unilever Capital
   6.875%, 11/01/05                                      2,000         2,123
                                                                    --------
                                                                       8,496
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 1.2%
  Clear Channel Communications
   3.125%, 02/01/07                                      1,650         1,622
  Time Warner
   7.750%, 06/15/05                                        600           629
   6.125%, 04/15/06                                      1,000         1,054


--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
  Walt Disney MTN
   5.500%, 12/29/06                                    $   500      $    525
                                                                    --------
                                                                       3,830
--------------------------------------------------------------------------------
FINANCIALS -- 16.0%
  Associates NA
   6.375%, 11/15/05                                      1,000         1,057
  Bank of America
   6.875%, 02/15/05                                        900           930
   6.625%, 08/01/07                                        625           677
  Bear Stearns
   6.500%, 05/01/06                                      1,000         1,064
  Boeing Capital#
   5.750%, 02/15/07                                      3,490         3,687
  Citigroup
   6.750%, 12/01/05                                        500           531
   4.125%, 06/30/05                                        500           510
  Conoco Funding
   5.450%, 10/15/06                                      1,610         1,699
  Credit Suisse First Boston
   5.875%, 08/01/06                                      3,000         3,169
  Ford Motor Credit Global
   7.600%, 08/01/05                                      1,000         1,053
  General Electric Capital
   5.000%, 06/15/07                                      2,500         2,601
  General Motors Acceptance
   6.125%, 02/01/07                                      1,000         1,045
  Goldman Sachs
   7.625%, 08/17/05                                      1,030         1,092
   2.850%, 10/27/06                                      2,245         2,228
  Household Finance
   8.000%, 05/09/05                                      1,000         1,054
   7.200%, 07/15/06                                        500           541
   6.500%, 01/24/06                                      1,620         1,717
  International Lease Finance
   3.125%, 05/03/07                                      3,275         3,225
  John Deere Capital
   5.125%, 10/19/06                                      3,000         3,137
   3.125%, 12/15/05                                      2,220         2,246
  JP Morgan Chase
   5.350%, 03/01/07                                      3,345         3,511
  Key Bank NA
   7.250%, 06/01/05                                      3,485         3,655
  Lehman Brothers
   7.625%, 06/01/06                                        468           512
  MBNA
   6.250%, 01/17/07                                      1,750         1,861
  Morgan Stanley Dean Witter
   6.100%, 04/15/06                                      2,250         2,382
  Residential Asset Securities
   2.080%, 12/25/22                                      3,000         2,988
  Salomon Smith Barney Holdings
   6.250%, 01/15/05                                      1,000         1,029
  Wachovia
   7.050%, 08/01/05                                      1,000         1,054
   6.875%, 09/15/05                                        710           752
                                                                    --------
                                                                      51,007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
SOVEREIGN AGENCY -- 1.0%
  Province of Ontario
   2.625%, 12/15/05                                    $ 2,000      $  2,001
  Quebec Province
   8.625%, 01/19/05                                      1,000         1,045
                                                                    --------
                                                                       3,046
--------------------------------------------------------------------------------
TECHNOLOGY -- 0.0%
  Hewlett-Packard
   5.750%, 12/15/06                                        110           117
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.6%
  Cox Communications
   7.750%, 08/15/06                                      1,000         1,094
  Verizon Global Funding
   6.750%, 12/01/05                                        800           849
                                                                    --------
                                                                       1,943
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.2%
  Union Pacific
   7.600%, 05/01/05                                        500           524
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $68,984)                                  68,963
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.6%
  First Union-Lehman Brothers-Bank of America,
   Series 1998-C2, Cl A1
   6.280%, 11/18/35                                      1,796         1,848
--------------------------------------------------------------------------------

Total Commercial Mortgage-Backed Securities (Cost $1,918)              1,848
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 21.0%
AUTOMOTIVE -- 9.4%
  AESOP Funding II LLC, Series 2002-1A,
   Cl A1 144A (B)
   3.850%, 10/20/06                                      1,450         1,476
  Capital Auto Receivables Asset Trust,
   Series 2003-3, Cl A3A
   2.960%, 01/15/08                                      5,000         5,007
  Chase Manhattan Auto Owner Trust,
   Series 2002-A, Cl A4
   4.240%, 09/15/08                                      4,050         4,130
  Ford Credit Auto Owner Trust, Series 2003-B,
   Cl A4
   2.410%, 08/15/07                                      4,225         4,188
  Honda Auto Receivables Owner Trust,
   Series 2003-3, Cl A3
   2.140%, 04/23/07                                      5,250         5,236
  Household Automotive Trust, Series 2003-1,
   Cl A3
   1.730%, 12/17/07                                      3,000         2,989
  Morgan Stanley Auto Loan Trust, Series 2003,
   Cl HB1
   2.170%, 04/15/11                                      3,300         3,238
  World Omni Auto Receivables Trust,
   Series 2001-B, Cl A4
   4.490%, 08/20/08                                      3,550         3,621
                                                                    --------
                                                                      29,885
--------------------------------------------------------------------------------
CREDIT CARDS -- 4.6%
  Chase Credit Card Master Trust, Series 2002-B,
   Cl A (A)
   1.160%, 03/17/08                                    $ 3,000      $  3,004
  Citibank Credit Card Issuance Trust,
   Series 2003-A2, Cl A2
   2.700%, 01/15/08                                      5,460         5,466
  Household Private Label Credit Card Trust,
   Series 2001-2, Cl A
   4.950%, 06/16/08                                      1,760         1,774
  MBNA Credit Card Master Note Trust,
   Series 2001-A1, Cl A1
   5.750%, 10/15/08                                      4,270         4,507
                                                                    --------
                                                                      14,751
--------------------------------------------------------------------------------
MORTGAGE-RELATED -- 6.2%
  Ameriquest Mortgage Securities, Series 2003-5,
   Cl A2
   2.430%, 07/25/33                                      3,911         3,917
  Bear Stearns, Series 1999-2, Cl AF2 (C)
   7.910%, 10/25/29                                        593           631
  Chase Funding Mortgage Loan Trust,
   Series 2002-3, Cl 1A2
   3.071%, 08/25/17                                         67            67
  Chase Funding Mortgage Loan Trust,
   Series 2003-2, Cl 1A3
   2.864%, 12/25/24                                      4,500         4,491
  CitiFinancial Mortgage Securities,
   Series 2003-1, Cl AF2 (C)
   2.948%, 01/25/33                                      2,800         2,811
  GE Capital Mortgage Services,
   Series 1999-HE1, Cl A7
   6.265%, 04/25/29                                      1,615         1,660
  Mellon Residential Funding,
   Series 2001-HEIL, Cl A4 (C)
   6.615%, 02/25/21                                      4,024         4,162
  Morgan Keegan & Associates (A)
   5.225%, 04/25/09                                         78            81
  Saxon Asset Securities Trust,
   Series 1999-3, Cl AF6
   8.005%, 02/25/30                                      1,766         1,863
                                                                    --------
                                                                      19,683
--------------------------------------------------------------------------------
OTHER -- 0.0%
  GE Capital Equipment Lease Trust,
   Series 1997-A, Cl A
   6.850%, 05/20/08                                         91            91
--------------------------------------------------------------------------------
UTILITIES -- 0.8%
  Detroit Edison Securitization Funding,
   Series 2001-1, Cl A2
   5.510%, 03/01/07                                      2,320         2,368
--------------------------------------------------------------------------------

Total Asset-Backed Securities (Cost $67,059)                          66,778
--------------------------------------------------------------------------------

ARMADA FIXED INCOME FUNDS
STATEMENT OF NET ASSETS

ARMADA LIMITED MATURITY BOND FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                 NUMBER OF SHARES/   VALUE
                                                     PAR (000)       (000)
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 11.0%
  Bank of America Mortgage Securities,
   Series 2002-A, Cl A1 (A)
   5.242%, 02/25/32                                     $  349      $    354
  Bank of America Mortgage Securities,
   Series 2003-A, Cl 2A1 (A)
   3.983%, 02/25/33                                      1,252         1,245
  Bank of America Mortgage Securities,
   Series 2003-E, Cl 2A1 (A)
   4.033%, 06/25/33                                      2,384         2,371
  Chase Mortgage Finance, Series 2003-S4,
   Cl 2A2
   5.000%, 04/25/18                                      2,656         2,719
  Fannie Mae Whole Loan, Series 2002-W3,
   Cl 2A1
   2.100%, 06/25/42                                        299           299
  Fannie Mae, Series 2003-119, Cl Xb
   4.000%, 09/25/14                                      5,500         5,536
  Golden National Mortgage Asset Backed
   Certificate, Series 1998-GN1, Cl A
   7.110%, 08/25/27                                          2             2
  Prudential Securities Secured Financing,
   Series 1998-C1, Cl A1A3
   6.350%, 09/15/07                                      3,107         3,252
  Residential Accredit Loans, Series 2002-QS4,
   Cl A2
   6.250%, 03/25/17                                        484           489
  Residential Funding Mortgage Securities,
   Series 2003-S11, Cl A7
   3.500%, 06/25/18                                      3,313         3,334
  Vendee Mortgage Trust, Series 1999-2, Cl 1J
   6.500%, 01/15/06                                      4,132         4,233
  Vendee Mortgage Trust, Series 2003-2, Cl B
   5.000%, 02/15/19                                      2,825         2,901
  Washington Mutual, Series 2002-S8, Cl 2A1
   4.500%, 01/25/18                                      1,605         1,628
  Washington Mutual, Series 2003-AR7, Cl A3
   2.591%, 08/25/33                                      2,752         2,744
  Wells Fargo MBS Trust, Series 2003-11, Cl A1
   3.500%, 10/25/18                                      3,750         3,740
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations (Cost $34,946)               34,847
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 1.3%
  Armada Money Market Fund, Class I+                 4,055,707         4,056
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $4,056)                       4,056
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 99.0% (Cost $316,602)                                314,831
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 24.1% FLOATING RATE NOTES -- 3.2%
  CSFB Bank
   1.100%, 08/06/04                                     $5,000      $  5,004
  Lehman Brothers
   1.153%, 05/16/05                                      5,000         5,000
                                                                    --------
                                                                      10,004
--------------------------------------------------------------------------------
MASTER NOTE -- 1.6%
  Bear Stearns & Co.
   1.213%, 06/02/04                                      5,000         5,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 19.3%
Bank of America
   1.110%, 06/01/04                                     20,706        20,706
  Bear Stearns & Co.
   1.183%, 06/01/04                                     10,000        10,000
  Dresdner Securities
   1.110%, 06/01/04                                      5,000         5,000
  Lehman Brothers
   1.143%, 06/01/04                                     25,734        25,734
                                                                    --------
                                                                      61,440
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $76,444)++                              76,444
--------------------------------------------------------------------------------

Total Investments -- 123.1% (Cost $393,046)                          391,275
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (23.1)%
  Investment Advisory Fees Payable                                       (95)
  12b-1 Fees Payable
   Class I                                                                (9)
   Class A                                                                (1)
  Administration Fees Payable                                            (19)
  Custody Fees Payable                                                    (4)
  Payable For Collateral For Loaned Securities                       (76,444)
  Other Assets & Liabilities                                           3,066
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                               (73,506)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                          $317,769
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      VALUE
                                                                      (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                         $325,925
Undistributed net investment income                                       13
Accumulated net realized loss on investments                          (6,398)
Net unrealized depreciation on investments                            (1,771)
--------------------------------------------------------------------------------
Total Net Assets                                                    $317,769
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($306,914,004 / 30,839,358
  outstanding shares of beneficial interest)                          $ 9.95
--------------------------------------------------------------------------------
Net Asset Value and Redemption
  Price Per Share -- Class A ($7,808,793 / 782,451
  outstanding shares of beneficial interest)                          $ 9.98
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($9.98 / 98.00%)          $10.18
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($1,477,395 / 148,025 outstanding shares of beneficial interest)    $ 9.98
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class C ($1,428,046 / 143,138
  outstanding shares of beneficial interest)                          $ 9.98
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class R ($140,668 / 14,090
  outstanding shares of beneficial interest)                          $ 9.98
--------------------------------------------------------------------------------
# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $75,045.
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
(A) VARIABLE RATE SECURITY -- RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 2004, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(B) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
(C) STEPPED COUPON BOND
CL -- CLASS
LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE
NA -- NATIONAL ASSOCIATION
SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA FIXED INCOME FUNDS
STATEMENT OF NET ASSETS

ARMADA TOTAL RETURN ADVANTAGE FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 25.8%
FEDERAL HOME LOAN BANK -- 9.6%
   3.000%, 08/15/05                                    $30,400      $ 30,683
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 5.1%
   5.500%, 01/01/34                                      4,829         4,792
   2.125%, 11/15/05#                                    11,575        11,538
                                                                    --------
                                                                      16,330
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 11.1%
   6.625%, 11/15/30                                      9,370        10,253
   5.250%, 01/15/09                                      5,145         5,380
   4.375%, 09/15/12#                                    11,265        10,793
   2.875%, 10/15/05#                                     9,060         9,127
                                                                    --------
                                                                      35,553
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $83,860)               82,566
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 17.5%
U.S. TREASURY BONDS -- 6.7%
   6.250%, 08/15/23#                                    14,450        15,907
   6.000%, 02/15/26#                                     3,820         4,093
   5.500%, 08/15/28#                                       160           161
   5.250%, 02/15/29#                                     1,525         1,487
                                                                    --------
                                                                      21,648
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 10.8%
   6.500%, 02/15/10#                                     2,870         3,234
   5.875%, 11/15/04#                                     4,935         5,037
   4.875%, 02/15/12#                                     6,800         7,003
   4.375%, 05/15/07#                                     8,190         8,490
   3.875%, 05/15/09#                                    10,670        10,709
                                                                    --------
                                                                      34,473
--------------------------------------------------------------------------------
Total U.S. Treasury Obligations (Cost $57,020)                        56,121
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 8.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.0%
   8.750%, 05/01/08                                          1             1
   7.500%, 12/01/10                                          8             8
                                                                    --------
                                                                           9
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION-- 8.1%
   6.000%, 12/15/05                                        685           722
   5.730%, 12/01/08                                      3,458         3,657
   5.500%, 12/01/06                                        997         1,013
   4.375%, 10/15/06#                                    20,000        20,590
                                                                    --------
                                                                      25,982
--------------------------------------------------------------------------------

Total U.S. Government Mortgage-Backed Obligations
(Cost $26,117)                                                        25,991
--------------------------------------------------------------------------------
CORPORATE BONDS -- 38.2%
BASIC MATERIALS -- 1.4%
  Abitibi-Consolidated
   8.850%, 08/01/30                                        300           293
  Alcoa
   7.375%, 08/01/10                                      2,310         2,622


--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
  Terex
   9.250%, 07/15/11                                    $   300      $    325
  Weyerhaeuser#
   7.375%, 03/15/32                                      1,250         1,355
                                                                    --------
                                                                       4,595
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.4%
  Iron Mountain
   8.625%, 04/01/13                                        370           394
  Mandalay Resort Group
   6.500%, 07/31/09                                        250           252
   6.375%, 12/15/11                                        350           343
  Park Place Entertainment
   8.500%, 11/15/06                                        300           325
                                                                    --------
                                                                       1,314
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 2.5%
  Argosy Gaming
   9.000%, 09/01/11                                         15            16
  Argosy Gaming 144A (A)
   7.000%, 01/15/14                                        400           389
  Centex#
   5.125%, 10/01/13                                        975           912
  Cole National Group
   8.875%, 05/15/12                                        350           373
  Ford Motor
   6.375%, 02/01/29                                      1,675         1,414
  Navistar International, Series B
   8.000%, 02/01/08                                        300           309
  Office Depot
   6.250%, 08/15/13                                      1,000         1,031
  PEP Boys-Manny Moe & Jack
   7.000%, 06/01/05                                        150           153
  PEP Boys-Manny Moe & Jack, Cl B MTN
   6.920%, 07/07/06                                        150           154
  Target
   5.950%, 05/15/06                                        900           953
   3.375%, 03/01/08                                        960           944
  Yum! Brands
   7.450%, 05/15/05                                      1,339         1,401
                                                                    --------
                                                                       8,049
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 2.6%
  Brunswick
   5.000%, 06/01/11                                        950           965
  Bunge Limited
   5.875%, 05/15/13                                      1,000         1,005
  Coca-Cola Enterprises
   6.125%, 08/15/11                                        715           769
   4.250%, 09/15/10                                      1,000           983
  Constellation Brands
   8.125%, 01/15/12                                        500           527
  Del Monte
   9.250%, 05/15/11                                        150           162
  Dole Foods
   8.875%, 03/15/11                                        250           255
  Hasbro
   6.150%, 07/15/08                                        225           238

--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
  Kroger
   6.375%, 03/01/08                                    $ 1,625      $  1,753
  Safeway
   6.150%, 03/01/06                                      1,500         1,578
                                                                    --------
                                                                       8,235
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 2.5%
  AOL Time Warner
   6.875%, 05/01/12                                      1,250         1,353
  Clear Channel Communications
   5.750%, 01/15/13                                      1,250         1,268
  Comcast Cable Communications
   7.125%, 06/15/13                                      1,450         1,586
  Entravision Communications
   8.125%, 03/15/09                                        310           321
  Harrahs Operating
   7.500%, 01/15/09                                        300           331
   5.375%, 12/15/13 (A)                                    440           418
  Lin Television
   6.500%, 05/15/13                                        100            98
  MGM Mirage
   8.375%, 02/01/11                                        550           597
  Royal Caribbean Cruises
   8.000%, 05/15/10                                        250           269
   6.875%, 12/01/13                                        400           392
  Walt Disney
   5.875%, 12/15/17                                      1,300         1,290
                                                                    --------
                                                                       7,923
--------------------------------------------------------------------------------
ENERGY -- 4.2%
  Anadarko Petroleum
   6.125%, 03/15/12                                        685           727
  Conoco
   6.950%, 04/15/29                                      2,550         2,799
  Consolidated Edison of New York
   7.500%, 09/01/10                                      2,251         2,577
  Duke Energy
   5.625%, 11/30/12                                        500           500
  Kinder Morgan
   6.500%, 09/01/12                                      1,310         1,384
  Newfield Exploration
   7.450%, 10/15/07                                        450           482
  PSE&G Power
   8.625%, 04/15/31                                        900         1,101
  Sunoco Logistics Partners Operations
   7.250%, 02/15/12                                        800           888
  Wisconsin Energy
   5.500%, 12/01/08                                      1,150         1,200
  XTO Energy
   6.250%, 04/15/13                                        350           364
   4.900%, 02/01/14                                      1,530         1,434
                                                                    --------
                                                                      13,456
--------------------------------------------------------------------------------
FINANCIALS -- 15.0%
  ABN Amro Bank of Chicago
   7.250%, 05/31/05                                      1,300         1,363
  Americo Life 144A (A)
   7.875%, 05/01/13                                        500           508


--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
  Anthem Insurance 144A (A)
   9.125%, 04/01/10                                    $ 1,000      $  1,227
  Associates
   6.875%, 11/15/08                                      1,093         1,210
  Bank of America
   7.800%, 09/15/16                                        825           971
  Bear Stearns
   7.800%, 08/15/07                                        675           755
   3.250%, 03/25/09                                      1,940         1,835
  Boeing Capital
   6.100%, 03/01/11                                      1,640         1,724
  Boeing Capital#
   6.125%, 02/15/33                                      1,200         1,153
  Cit Group Holdings#
   7.750%, 04/02/12                                      2,150         2,452
  First Union
   7.800%, 08/18/10                                      2,300         2,699
  Fleet Boston Financial
   6.500%, 03/15/08                                      2,775         3,013
  Ford Motor Credit
   7.375%, 10/28/09                                        675           718
  General Electric Capital
   5.450%, 01/15/13                                      2,300         2,331
  General Motors Acceptance
   8.000%, 11/01/31                                      2,000         2,028
   5.625%, 05/15/09                                        765           762
  Goldman Sachs Group
   6.600%, 01/15/12                                      1,900         2,045
   5.700%, 09/01/12                                        825           835
  Household Finance
   4.750%, 07/15/13                                      3,000         2,824
  International Lease Finance
   5.875%, 05/01/13                                      1,800         1,842
  JP Morgan Chase
   6.625%, 03/15/12                                      1,600         1,742
   5.750%, 01/02/13#                                     1,240         1,258
  Lehman Brothers Holdings
   7.000%, 02/01/08                                      2,000         2,196
   6.625%, 02/15/08                                      1,000         1,087
  Merrill Lynch
   6.000%, 02/17/09                                      1,725         1,837
  Morgan Stanley Dean Witter
   4.750%, 04/01/14                                      3,000         2,764
  Pxre Capital Trust I
   8.850%, 02/01/27                                        415           417
  SLM
   5.375%, 05/15/14                                      1,840         1,811
  Wells Fargo Bank
   7.550%, 06/21/10                                      2,250         2,589
                                                                    --------
                                                                      47,996
--------------------------------------------------------------------------------
HEALTHCARE -- 0.2%
  Hanger Orthopedic Group
   10.375%, 02/15/09                                       445           485
--------------------------------------------------------------------------------
INDUSTRIALS -- 1.7%
  American Standard
   7.375%, 04/15/05                                        451           469

ARMADA FIXED INCOME FUNDS
STATEMENT OF NET ASSETS

ARMADA TOTAL RETURN ADVANTAGE FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
INDUSTRIALS -- CONTINUED
  Bowater
   6.500%, 06/15/13                                    $   415      $    385
  D.R. Horton
   9.375%, 03/15/11                                         50            55
   6.875%, 05/01/13                                        450           458
  International Paper
   5.850%, 10/30/12                                        755           766
  Lear
   8.110%, 05/15/09                                        550           629
  Magellan Midstream Partners
   6.450%, 06/01/14                                        880           891
  Packaging Corp of America
   5.750%, 08/01/13                                        700           693
  Stone Container
   9.250%, 02/01/08                                        100           108
  Systems 2001 Asset Trust 144A (A)
   6.664%, 09/15/13                                        548           594
  Toll
   8.250%, 12/01/11                                        450           493
                                                                    --------
                                                                       5,541
--------------------------------------------------------------------------------
REAL ESTATE -- 0.2%
  Pulte Homes
   6.375%, 05/15/33                                        860           781
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.4%
  Equity Office Properties Trust
   4.750%, 03/15/14                                      1,000           917
  Istar Financial
   6.000%, 12/15/10                                        500           489
                                                                    --------
                                                                       1,406
--------------------------------------------------------------------------------
TECHNOLOGY -- 1.2%
  Hewlett-Packard
   7.150%, 06/15/05                                        750           786
  International Business Machines
   4.750%, 11/29/12                                      1,345         1,310
  Motorola
   7.625%, 11/15/10                                        535           597
  Raytheon
   4.850%, 01/15/11                                      1,200         1,185
                                                                    --------
                                                                       3,878
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 4.1%
  AT&T
   8.050%, 11/15/11                                      1,250         1,350
  AT&T Wireless Services
   7.875%, 03/01/11                                      1,250         1,424
  British Telecom
   8.875%, 12/15/30                                      1,000         1,243
  Cox Communications
   6.750%, 03/15/11                                      1,500         1,620
  Crown Castle International
   9.375%, 08/01/11                                        200           217
  Deutsche Telecom
   8.500%, 06/15/10                                      1,080         1,264


--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
  France Telecom
   8.750%, 03/01/11                                    $ 1,235      $  1,433
  Rogers Cable
   7.875%, 05/01/12                                        500           525
  Sprint Capital
   8.375%, 03/15/12                                      1,285         1,484
  Telecom Italia (A)
   5.250%, 11/15/13                                        360           349
  Triton PCS
   8.750%, 11/15/11                                        110            97
  Verizon Global Funding
   7.750%, 12/01/30                                      1,800         2,032
                                                                    --------
                                                                      13,038
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.2%
  FedEx
   6.720%, 01/15/22                                      1,476         1,590
  Overseas Shipholding
   8.750%, 12/01/13                                        480           519
  Union Pacific#
   7.600%, 05/01/05                                        790           828
   6.625%, 02/01/29                                        980         1,005
                                                                    --------
                                                                       3,942
--------------------------------------------------------------------------------
UTILITIES -- 0.6%
  AEP Texas Central
   6.650%, 02/15/33                                        965           977
  Calpine Canada Energy
   8.500%, 05/01/08                                        300           178
  Public Service of Colorado
   4.375%, 10/01/08                                        710           712
                                                                    --------
                                                                       1,867
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $121,332)                                122,506
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 7.6%
AUTOMOTIVE -- 1.9%
  AESOP Funding II LLC, Series 2002-1A,
   Cl A1 (A)
   3.850%, 10/20/06                                      2,000         2,036
  ANRC Auto Owner Trust, Series 2001-A,
   Cl A4
   4.320%, 06/16/08                                        340           343
  Daimler Chrysler Automobile Trust,
   Series 2001-A, Cl A4
   5.400%, 03/06/06                                      3,627         3,660
                                                                    --------
                                                                       6,039
--------------------------------------------------------------------------------
CREDIT CARDS -- 0.9%
  Discover Card Master Trust, Series 1999-6,
   Cl A
   6.850%, 07/17/07                                      2,779         2,867
--------------------------------------------------------------------------------
MORTGAGE-RELATED -- 0.1%
  Saxon Asset Securities Trust, Series 1999-3,
   Cl AF6
   7.525%, 06/25/14                                        230           243
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 NUMBER OF SHARES/   VALUE
                                                     PAR (000)       (000)
--------------------------------------------------------------------------------
OTHER -- 3.7%
  Atlantic City Electric Transition Funding
   LLC, Series 2002-1, Cl A4
   5.550%, 10/20/23                                    $ 3,175      $  3,151
  JCP&L Transition Funding LLC,
   Series 2002-A, Cl A4
   6.160%, 06/05/19                                      5,000         5,317
  Railcar Leasing LLC, Series 1, Cl A1 (A)
   6.750%, 07/15/06                                      3,132         3,286
                                                                    --------
                                                                      11,754
--------------------------------------------------------------------------------
UTILITIES -- 1.0%
  PSE&G Transition Funding LLC,
   Series 2001-1, Cl A8
   6.890%, 12/15/17                                      3,000         3,371
--------------------------------------------------------------------------------

Total Asset-Backed Securities (Cost $24,098)                          24,274
--------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES -- 0.1%
  Thirty-Seventh FHA Insurance Project (B) (C)
   7.430%, 05/01/22                                        153           153
--------------------------------------------------------------------------------

Total Non-Agency Mortgage-Backed Securities (Cost $153)                  153
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 1.8%
  Armada Money Market Fund, Class I+                 5,898,881         5,899
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $5,899)                       5,899
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 99.1% (Cost $318,479)                                317,510
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 34.4% COMMERCIAL PAPER -- 3.1%
  Four Winds Funding
   1.110%, 06/01/04                                    $10,000         9,999
--------------------------------------------------------------------------------
FLOATING RATE NOTES -- 3.9%
  Lehman Brothers
   1.153%, 05/16/05                                      5,000         5,000
  Morgan Stanley Dean Witter
   1.143%, 02/18/05                                      7,500         7,500
                                                                    --------
                                                                      12,500
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 27.4%
  Bank of America
   1.110%, 06/01/04                                     28,824        28,824
  Bear Stearns & Co.
   1.183%, 06/01/04                                      5,000         5,000
  Dresdner Securities
   1.110%, 06/01/04                                     25,000        25,000
  Lehman Brothers
   1.143%, 06/01/04                                     29,135        29,134
                                                                    --------
                                                                      87,958
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $110,457)++                            110,457
--------------------------------------------------------------------------------

Total Investments -- 133.5% (Cost $428,936)                          427,967
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                      VALUE
                                                                      (000)
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (33.5)%
  Investment Advisory Fees Payable                                 $    (108)
  12b-1 Fees Payable
   Class I                                                               (10)
  Administration Fees Payable                                            (19)
  Custody Fees Payable                                                    (3)
  Payable For Collateral For Loaned Securities                      (110,457)
  Other Assets & Liabilities                                           3,165
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                              (107,432)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                         $ 320,535
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                        $ 318,538
Distributions in excess of net investment income                      (1,326)
Undistributed net realized gain on investments                         4,292
Net unrealized depreciation on investments                              (969)
--------------------------------------------------------------------------------
Total Net Assets                                                   $ 320,535
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($314,268,771 / 30,743,802
  outstanding shares of beneficial interest)                          $10.22
--------------------------------------------------------------------------------
Net Asset Value and Redemption
  Price Per Share -- Class A ($4,359,401 / 426,366
  outstanding shares of beneficial interest)                          $10.22
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($10.22 / 95.50%)         $10.70
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class B ($1,220,305 / 118,979
  outstanding shares of beneficial interest)                          $10.26
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class C ($361,937 / 35,346
  outstanding shares of beneficial interest)                          $10.24
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class R ($324,980 / 31,864
  outstanding shares of beneficial interest)                          $10.20
--------------------------------------------------------------------------------
# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $108,495.
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUIONAL BUYERS.
(B) ILLIQUID SECURITY. TOTAL MARKET VALUE OF ILLIQUID SECURITIES IS $152,686 AND REPRESENTS LESS THAN 0.1% OF NET ASSETS AS OF MAY 31, 2004.
(C) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES.
CL -- CLASS
FHA -- FEDERAL HOUSING AUTHORITY
LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE
SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA FIXED INCOME FUNDS
STATEMENT OF NET ASSETS

ARMADA ULTRA SHORT BOND FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 21.7%
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 21.4%
   7.000%, 07/15/05#                                   $32,000      $ 33,741
   4.000%, 09/25/17                                      2,250         2,281
   3.500%, 12/25/16                                      2,400         2,421
                                                                    --------
                                                                      38,443
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.3%
   4.500%, 12/16/29                                        452           453
--------------------------------------------------------------------------------

Total U.S. Government Mortgage-Backed Obligations (Cost $38,918)      38,896
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 21.1%
U.S. TREASURY NOTES -- 21.1%
   1.625%, 02/28/06#                                     4,000         3,949
   1.250%, 05/31/05#                                    34,000        33,819
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $37,831)                        37,768
--------------------------------------------------------------------------------
CORPORATE BONDS -- 19.0%
BASIC MATERIALS -- 0.9%
  Alcoa
   6.125%, 06/15/05                                      1,000         1,042
  Weyerhaeuser
   5.500%, 03/15/05                                        500           513
                                                                    --------
                                                                       1,555
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 0.8%
  Centex
   9.750%, 06/15/05                                        750           802
  Target
   7.500%, 02/15/05                                        600           623
                                                                    --------
                                                                       1,425
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 1.3%
  Coca-Cola Enterprises
   8.000%, 01/04/05                                      1,000         1,034
  Kroger
   7.375%, 03/01/05                                        725           753
  Safeway
   7.250%, 09/15/04                                        105           107
   6.150%, 03/01/06                                        500           526
                                                                    --------
                                                                       2,420
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 1.5%
  Gannett
   4.950%, 04/01/05                                      1,000         1,023
  Time Warner
   7.750%, 06/15/05                                        700           734
  Walt Disney
   7.300%, 02/08/05                                        875           907
                                                                    --------
                                                                       2,664
--------------------------------------------------------------------------------
ENERGY -- 0.9%
  Conoco
   8.500%, 05/25/05                                      1,500         1,590
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
FINANCIALS -- 9.4%
  American General Finance
   7.250%, 05/15/05                                    $ 1,000      $  1,049
  Ameritech Capital Funding
   6.300%, 10/15/04                                        900           915
  Bank of America
   6.875%, 02/15/05                                        800           826
   6.500%, 03/15/06                                        500           531
  Bank One
   7.000%, 07/15/05                                      1,175         1,236
  Bear Stearns
   7.625%, 02/01/05                                        750           779
   6.650%, 12/01/04                                        250           256
  Boeing Capital
   4.290%, 06/20/05                                        800           815
  Caterpillar Financial Services
   4.690%, 04/25/05                                        680           698
  Chase Manhattan
   6.500%, 08/01/05                                        100           105
  Citicorp
   6.750%, 08/15/05                                      1,000         1,054
  First Bank
   7.625%, 05/01/05                                        500           524
  Fleet National Bank
   8.625%, 02/15/05                                      1,000         1,050
  Household Finance
   8.000%, 05/09/05                                      1,000         1,054
   7.250%, 05/15/06                                        500           541
  John Deere Capital
   4.125%, 07/15/05                                        600           612
  JP Morgan Chase
   7.625%, 09/15/04                                        150           153
  KeyCorp
   4.625%, 05/16/05                                      1,000         1,021
  Lehman Brothers Holdings
   8.750%, 03/15/05                                        500           525
   7.750%, 01/15/05                                        481           498
  Mellon Funding
   7.500%, 06/15/05                                        500           526
  Merrill Lynch
   6.000%, 11/15/04                                        200           204
  Morgan Stanley Dean Witter
   6.100%, 04/15/06                                        225           238
  Norwest Financial
   7.500%, 04/15/05                                        500           524
  Salomon Smith Barney Holdings
   6.250%, 01/15/05                                        105           108
  Spears, Leads & Kellogg 144A (A)
   8.250%, 08/15/05                                      1,000         1,065
                                                                    --------
                                                                      16,907
--------------------------------------------------------------------------------
INDUSTRIAL -- 0.2%
  General Electric
   7.250%, 02/01/05                                        345           357
  John Deere
   6.550%, 07/15/04                                         25            25
                                                                    --------
                                                                         382
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
TECHNOLOGY -- 1.5%
  Hewlett-Packard
   7.150%, 06/15/05                                    $ 1,500      $  1,572
  IBM
   4.125%, 06/30/05                                        855           875
  Rockwell
   6.625%, 06/01/05                                        220           228
                                                                    --------
                                                                       2,675
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 1.4%
  GTE Hawaii Telephone
   6.750%, 02/15/05                                      1,000         1,013
  GTE Southwest
   6.000%, 01/15/06                                      1,000         1,051
  TCI Communications
   8.350%, 02/15/05                                        500           521
                                                                    --------
                                                                       2,585
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.8%
  CSX
   2.750%, 02/15/06                                        666           662
  Union Pacific
   7.600%, 05/01/05                                        750           786
                                                                    --------
                                                                       1,448
--------------------------------------------------------------------------------
UTILITIES -- 0.3%
  Dominion Resources
   2.800%, 02/15/05                                        500           502
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $34,269)                                  34,153
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 25.7%
AUTOMOTIVE -- 13.2%
  ANRC Auto Owner Trust, Series 2001-A,
   Cl A4
   4.320%, 06/16/08                                      2,442         2,468
  Capital Auto Receivables Asset Trust,
   Series 2002-4, Cl A4
   2.640%, 03/17/08                                      2,500         2,502
  Capital Auto Receivables Asset Trust,
   Series 2002-5, Cl A2B
   2.270%, 01/17/06                                      3,075         3,087
  Chase Manhattan Automobile Owner Trust,
   Series 2001-B, Cl A4
   3.800%, 05/15/08                                      1,625         1,647
  Chase Manhattan Automobile Owner Trust,
   Series 2002-A, Cl A3
   3.490%, 03/15/06                                        565           567
  Daimler Chrysler Automobile Trust,
   Series 2001-A, Cl A4
   5.400%, 03/06/06                                        828           835
  Daimler Chrysler Automobile Trust,
   Series 2001-D, Cl A4
   3.780%, 02/06/07                                      3,000         3,044
  Ford Credit Auto Owner Trust,
   Series 2001-C, Cl A5
   5.250%, 09/15/05                                      1,786         1,798


--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
  Honda Auto Receivables Owner Trust,
   Series 2002-1, Cl A4
   4.220%, 04/16/07                                    $ 3,650      $  3,709
  Morgan Stanley Auto Loan Trust,
   Series 2003-HB1, Cl A1
   1.460%, 07/15/07                                      2,676         2,665
  Nissan Auto Receivables Owner Trust,
   Series 2002-C, Cl A3
   2.600%, 08/15/06                                      1,431         1,438
                                                                    --------
                                                                      23,760
--------------------------------------------------------------------------------
CREDIT CARDS -- 11.0%
  American Express Credit Account Master
   Trust, Series 2001-4, Cl A (B)
   1.230%, 11/17/08                                      2,000         2,005
  Bank One Issuance Trust, Series 2002-A4,
   Cl A4
   2.940%, 06/16/08                                      3,000         3,022
  Bank One Issuance Trust, Series 2003-A2,
   Cl A2 (B)
   1.150%, 10/15/08                                      3,000         3,004
  Chase Credit Card Master Trust,
   Series 2002-B, Cl A (B)
   1.160%, 03/17/08                                      3,400         3,405
  Citibank Credit Card Issuance Trust,
   Series 2001, Cl A8
   4.100%, 12/07/06                                      2,500         2,533
  Citibank Credit Card Issuance Trust,
   Series 2003-A2, Cl A2
   2.700%, 01/15/08                                      3,000         3,003
  Fleet Credit Card Master Trust II,
   Series 2001-C, Cl A
   3.860%, 03/15/07                                      2,700         2,720
                                                                    --------
                                                                      19,692
--------------------------------------------------------------------------------
MORTGAGE-RELATED -- 0.9%
  Mellon Residential Funding,
   Series 2001-HEIL, Cl A4 (C)
   6.615%, 02/25/21                                      1,609         1,665
--------------------------------------------------------------------------------
UTILITIES -- 0.6%
  Detroit Edison Securitization Funding,
   Series 2001-1, Cl A2
   5.510%, 03/01/07                                      1,031         1,052
--------------------------------------------------------------------------------

Total Asset-Backed Securities (Cost $46,436)                          46,169
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 10.3%
  Bank of America Mortgage Securities,
   Series 2003-A, Cl 1A1 (B)
   3.234%, 02/25/33                                        306           306
  Fannie Mae Whole Loan, Series 2002-W3,
   Cl 2A1
   2.100%, 06/25/42                                        109           109
  Fannie Mae, Series 2002-95, Cl MA
   4.250%, 10/25/08                                        126           126
  Fannie Mae, Series 2003-13, Cl PA
   4.250%, 10/25/16                                      1,316         1,333

ARMADA FIXED INCOME FUNDS
STATEMENT OF NET ASSETS

ARMADA ULTRA SHORT BOND FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                 NUMBER OF SHARES/   VALUE
                                                     PAR (000)       (000)
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- CONTINUED
  Fannie Mae, Series 2003-16, Cl PA
   4.500%, 11/25/09                                    $ 1,491      $  1,515
  Fannie Mae, Series 2003-24, Cl PH
   4.000%, 11/25/09                                      1,802         1,825
  Fannie Mae, Series 2003-41, Cl YN
   4.000%, 05/25/17                                      1,945         1,972
  Fannie Mae, Series 2003-70, Cl P
   5.000%, 07/25/33                                        289           289
  Fannie Mae, Series 2006-6, Cl JT
   4.500%, 06/25/16                                      1,801         1,805
  Freddie Mac, Series 2660, Cl MH
   3.500%, 05/15/18                                      2,136         2,159
  Freddie Mac, Series 2701, Cl OJ
   2.750%, 01/15/11                                      2,000         2,000
  Freddie Mac, Series 2707, Cl OK
   3.500%, 05/15/10                                      2,500         2,528
  Freddie Mac, Series 2708, Cl DA
   3.500%, 04/15/19                                      2,519         2,540
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations (Cost $18,580)              18,507
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 1.0%
  Armada Money Market Fund, Class I+                 1,733,426         1,733
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $1,733)                       1,733
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 98.8% (Cost $177,767)                                177,226
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 32.9% FLOATING RATE NOTES -- 5.6%
  CSFB Bank
   1.100%, 08/06/04                                    $ 2,500         2,502
  Morgan Stanley Dean Witter
   1.143%, 02/18/05                                      2,500         2,500
  Washington Mutual Bank
   1.110%, 08/06/04                                      5,000         4,999
                                                                    --------
                                                                      10,001
--------------------------------------------------------------------------------
MASTER NOTE -- 1.4%
  Bear Stearns & Co.
   1.213%, 06/02/04                                      2,500         2,500
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 25.9%
  Bank of America
   1.110%, 06/01/04                                     21,542        21,542
  Bear Stearns & Co.
  1.183%, 06/01/04                                       5,000         5,000
  Dresdner Securities
   1.110%, 06/01/04                                      5,000         5,000
  Lehman Brothers
   1.143%, 06/01/04                                     15,000        15,000
                                                                    --------
                                                                      46,542
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $59,043)++                              59,043
--------------------------------------------------------------------------------

Total Investments -- 131.7% (Cost $236,810)                          236,269
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (31.7)%
  Investment Advisory Fees Payable                                  $    (30)
  12b-1 Fees Payable
   Class I                                                                (2)
  Administration Fees Payable                                            (11)
  Custody Fees Payable                                                    (2)
  Payable For Collateral For Loaned Securities                       (59,043)
  Other Assets & Liabilities                                           2,277
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                               (56,811)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                          $179,458
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                         $180,314
Undistributed net investment income                                        3
Accumulated net realized loss on investments                            (318)
Net unrealized depreciation on investments                              (541)
--------------------------------------------------------------------------------
Total Net Assets                                                    $179,458
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($176,279,983 / 17,633,915
  outstanding shares of beneficial interest)                          $10.00
--------------------------------------------------------------------------------
Net Asset Value and Redemption
  Price Per Share -- Class A ($3,177,861 / 318,157
  outstanding shares of beneficial interest)                          $ 9.99
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($9.99 / 99.00%)          $10.09
--------------------------------------------------------------------------------
# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $57,892.
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
(A) -- SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXCEMPT FROM REGISTRATION, NORMALY TO QUALIFIED INSTITUTIONAL BUYERS.
(B) -- VARIABLE RATE SECURITY -- RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 2004.
(C) STEPPED COUPON BOND
SEE NOTES TO FINANCIAL STATEMENTS.

                                                      ARMADA TAX FREE BOND FUNDS
                                                         STATEMENT OF NET ASSETS

ARMADA INTERMEDIATE TAX EXEMPT BOND FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 96.5%
ALASKA -- 0.7%
  Anchorage (GO) (MBIA)
   5.000%, 07/01/14                                    $ 1,100      $  1,180
--------------------------------------------------------------------------------
ARIZONA -- 1.7%
  Maricopa County Industrial Development
   Authority, Madera Pointe Apartments
   Project (RB) (FSA) Series A
   5.300%, 06/01/06                                      1,000         1,041
  Tucson Street & Highway User Authority
   (RB) (MBIA) Series A
   7.000%, 07/01/11                                      1,500         1,810
                                                                    --------
                                                                       2,851
--------------------------------------------------------------------------------
CALIFORNIA -- 0.1%
  Foothill/Eastern Corridor Capital
   Appreciation (RB) (ETM) (FSA) (B)
   0.000%, 01/01/29                                      1,000           256
--------------------------------------------------------------------------------
COLORADO -- 0.0%
  Colorado Water Resource Power Development
   Authority (RB) Series A
   6.300%, 09/01/14                                         35            35
--------------------------------------------------------------------------------
CONNECTICUT -- 2.8%
  Connecticut (GO) Series B
   5.500%, 03/15/11                                      1,000         1,115
  Connecticut Clean Water Fund (RB)
   6.375%, 06/01/05                                      1,770         1,854
  Connecticut State Transportation Infrastructure
   (RB)
   5.375%, 09/01/08                                      1,700         1,863
                                                                    --------
                                                                       4,832
--------------------------------------------------------------------------------
DELAWARE -- 1.8%
  Delaware State Transportation & Turnpike
  Authority (RB) (ETM)
   7.800%, 07/01/04                                        230           231
  Delaware State Transportation System
   Authority (RB) (AMBAC)
   6.000%, 07/01/06                                      1,250         1,351
  McDonald Tax Exempt Municipal Trust
   1.028%, 09/15/04                                      1,535         1,535
                                                                    --------
                                                                       3,117
--------------------------------------------------------------------------------
FLORIDA -- 4.8%
  Dade County School District (GO) (MBIA)
   6.500%, 02/15/06                                      1,630         1,751
  Florida Board of Education (GO) (ETM)
   9.125%, 06/01/14                                        135           181
  Florida Board of Education Capital Outlay
   (GO) Series A
   4.900%, 01/01/12                                      2,000         2,073
  Florida Board of Education Capital Outlay
   (GO) Series D
   5.750%, 06/01/22                                      1,000         1,083


--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
  Florida Department of Transportation, Right
   of Way Project (GO)
   6.000%, 07/01/07                                    $ 1,000      $  1,101
  Gulf Breeze Capital Funding (RB) (MBIA)
   Series B (A)
   2.883%, 12/01/17                                      1,000         1,028
  Tampa Sports Authority, Stadium Project
   (RB) (MBIA)
   6.000%, 01/01/06                                      1,000         1,062
                                                                    --------
                                                                       8,279
--------------------------------------------------------------------------------
GEORGIA -- 6.0%
  Atlanta Water & Waste Water Authority
   (RB) (FGIC) Series A
   5.500%, 11/01/13                                      2,000         2,248
  Fulton County Development Authority,
   Georgia Tech Athletic Association
   (RB) (AMBAC)
   5.500%, 10/01/17                                      1,750         1,911
  Fulton County Housing Authority,
   Single-Family Housing Mortgage Project
   (RB) (AMT) (GNMA) Series A
   5.300%, 03/01/05                                         10            10
  Georgia Municipal Electric Authority
   (RB) (MBIA) Series X
   6.500%, 01/01/12                                      2,000         2,280
  Georgia State (GO) Series B
   6.650%, 03/01/09                                      1,000         1,156
  Georgia State (GO) Series C
   6.250%, 08/01/06                                      1,000         1,087
  Metropolitan Atlanta Rapid Transportation
   Authority Second Indenture Project
   (RB) (MBIA) Series A
   5.625%, 07/01/20                                      1,500         1,623
                                                                    --------
                                                                      10,315
--------------------------------------------------------------------------------
ILLINOIS -- 4.6%
  Chicago (GO) (MBIA)
   5.500%, 01/01/14                                      1,000         1,090
  Chicago Board of Education, Capital
   Appreciation School Reform Project
   (GO) (FGIC) (B)
   0.000%, 12/01/28                                      2,175           542
  Du Page County School District No. 58
   (GO) Series A
   5.000%, 12/01/11                                      1,155         1,231
  Illinios State (GO)
   5.500%, 02/01/16                                      1,000         1,086
  Illinois Educational Facilities Authority,
   Robert Morris College Project (RB) (MBIA)
   4.700%, 06/01/04                                        200           200
  Illinois Highway Toll Authority (RB) (FSA)
   Series A
   5.500%, 01/01/13                                      1,000         1,110
  Illinois Sales Tax Program (RB) Series Q
   6.000%, 06/15/12                                      1,000         1,139

ARMADA TAX FREE BOND FUNDS
STATEMENT OF NET ASSETS

ARMADA INTERMEDIATE TAX EXEMPT BOND FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
ILLINOIS -- CONTINUED
  Lake County Community School District
   No. 50 (GO) (FGIC) Series A
   6.000%, 12/01/20                                    $ 1,000      $  1,098
  Metropolitan Pier & Exposition Authority
   (RB) (MBIA) Series A (B)
   0.000%, 06/15/22                                      1,000           378
                                                                    --------
                                                                       7,874
--------------------------------------------------------------------------------
INDIANA -- 3.8%
  East Chicago Elementary School Building
   Corporation, First Mortgage (RB)
   6.250%, 01/05/16                                      1,750         2,006
  Fort Wayne South Side School Building
   Corporation, First Mortgage (RB) (FSA)
   4.750%, 07/15/11                                        500           522
  Hamilton Southeastern Consolidated School
   Building Corporation, First Mortgage (RB)
   4.550%, 07/05/04                                        300           301
  Hammond Multi-School Building Corporation,
   First Mortgage (RB) (ETM) Series B
   6.000%, 01/15/18                                      1,000         1,143
  Indianapolis Local Improvement Project
   (RB) (AMBAC) Series D
   5.375%, 02/01/17                                      1,250         1,324
  IPS School Building, First Mortgage (RB)
   6.150%, 01/15/16                                      1,200         1,231
                                                                    --------
                                                                       6,527
--------------------------------------------------------------------------------
KENTUCKY -- 2.0%
  Kentucky Turnpike Authority, Economic
   Revitalization Projects (RB) (AMBAC)
   6.500%, 07/01/07                                      3,000         3,343
--------------------------------------------------------------------------------
MARYLAND -- 0.6%
  Montgomery County (GO) Series A
   5.700%, 07/01/05                                      1,000         1,044
--------------------------------------------------------------------------------
MASSACHUSETTS -- 6.1%
  Lawrence (GO) (AMBAC)
   5.500%, 02/01/14                                      1,355         1,472
   5.500%, 02/01/17                                      1,765         1,898
  Massachusetts (GO) (FGIC) Series A
   5.750%, 08/01/08                                      1,000         1,108
  Massachusetts Bay Transportation Authority,
   General Transportation Systems Project
   (RB) (FGIC) Series A
   5.500%, 03/01/15                                      1,500         1,666
  Massachusetts Bay Transportation Authority,
   General Transportation Systems Project
   (RB) Series A
   5.800%, 03/01/11                                      1,000         1,125
   5.750%, 03/01/18                                        655           687
  Massachusetts Bay Transportation Authority,
   General Transportation Systems Project,
   Prerefunded 03/01/05 @ 102 (RB) Series A
   5.750%, 03/01/18                                      2,385         2,509
                                                                    --------
                                                                      10,465
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
MICHIGAN -- 1.5%
  Michigan Municipal Bond Authority,
   Revolving Fund (RB)
   6.000%, 10/01/07                                    $ 1,500      $  1,658
  Michigan Municipal Bond Authority,
   School Loan (RB)
   5.250%, 12/01/12                                        750           824
                                                                    --------
                                                                       2,482
--------------------------------------------------------------------------------
MINNESOTA -- 1.2%
  Minnesota (GO)
   6.000%, 05/01/06                                      1,000         1,074
  North St. Paul Maplewood Independent
   School District No. 622, Prerefunded
   02/01/05 @ 100 (GO) (MBIA) Series A
   6.875%, 02/01/15                                      1,000         1,036
                                                                    --------
                                                                       2,110
--------------------------------------------------------------------------------
MISSOURI -- 1.6%
  Missouri Environmental Improvement
   Authority, Revolving Fund Program (RB)
   Series A
   6.000%, 01/01/07                                      1,545         1,682
  Missouri Environmental Improvement Water
   Authority, Revolving Fund Program (RB)
   Series B
   5.500%, 07/01/16                                      1,000         1,123
                                                                    --------
                                                                       2,805
--------------------------------------------------------------------------------
NEBRASKA -- 0.6%
  American Public Energy Agency, Nebraska
   Gas Supply (RB) (AMBAC) Series C
   4.200%, 09/01/10                                      1,000         1,039
--------------------------------------------------------------------------------
NEVADA -- 3.8%
  Clark County School District (GO) (FSA)
   Series F
   5.500%, 06/15/17                                      1,000         1,071
  Clark County Transportation Authority (GO)
   Series B
   5.750%, 12/01/16                                      2,000         2,187
  Henderson (GO) (MBIA) Series A
   6.500%, 06/01/07                                      1,000         1,108
  Nevada (GO) Series A-1
   6.000%, 05/15/09                                      1,000         1,125
  Nevada Municipal Bond Bank
   Project No. 38-39 (GO) (ETM) Series A
   6.300%, 07/01/04                                      1,000         1,004
                                                                    --------
                                                                       6,495
--------------------------------------------------------------------------------
NEW JERSEY -- 1.2%
  New Jersey Transportation Trust Fund
   (RB) (AMBAC) Series B
   6.000%, 06/15/05                                      2,000         2,092
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
NEW MEXICO -- 1.3%
  Albuquerque Joint Water & Sewer Systems
   Project (RB)
   6.000%, 07/01/05                                    $ 1,000      $  1,047
   6.000%, 07/01/07                                      1,000         1,098
                                                                    --------
                                                                       2,145
--------------------------------------------------------------------------------
NEW YORK -- 2.2%
  Buffalo Sewer Authority (RB) (FGIC) Series F
   6.000%, 07/01/13                                      1,300         1,504
  New York City Municipal Assistance Authority
   (RB) Series J
   6.000%, 07/01/04                                      1,000         1,004
  New York State Power Authority
   7.000%, 01/01/18                                      1,000         1,186
                                                                    --------
                                                                       3,694
--------------------------------------------------------------------------------
NORTH CAROLINA-- 1.1%
  Charlotte Water and Sewer System (RB)
   5.500%, 06/01/14                                      1,675         1,828
--------------------------------------------------------------------------------
OHIO -- 15.1%
  Butler County Transportation Improvement
   (RB) (FSA) Series A
   6.000%, 04/01/10                                      1,000         1,116
   5.500%, 04/01/09                                      1,150         1,269
  Clermont County Water Works, Sewer District
   Project (RB) (AMBAC)
   5.250%, 08/01/15                                      1,830         1,980
  Cleveland Capital Appreciation, Cleveland
   Stadium Project (RB) (AMBAC) Series A (B)
   0.000%, 12/01/12                                        400           247
   0.000%, 12/01/15                                        420           219
  Cleveland Capital Appreciation, Cleveland
   Stadium Project (RB) (MBIA) Series B (B)
   0.000%, 12/01/16                                        815           401
  Cleveland Public Power Systems, First
   Mortgage (RB) (MBIA) Series 1
   6.000%, 11/15/10                                        995         1,131
  Cleveland Water Works, First Mortgage
   (RB) (MBIA) Series G
   5.500%, 01/01/09                                      1,000         1,097
  Delaware County Capital Facilities (GO)
   6.000%, 12/01/12                                        545           621
  Greater Cleveland Regional Transportation
   Authority (GO) (MBIA) Series A
   5.000%, 12/01/18                                        570           589
   5.000%, 12/01/19                                        495           508
  Hamilton County (GO)
   5.200%, 12/01/14                                      1,545         1,637
  Hamilton County Hospital Facilities
   Authority, Children's Hospital Medical
   Center (RB) (MBIA) Series G
   5.375%, 05/15/13                                      1,100         1,202
  Hamilton County Sewer System, Metro
   Sewer District (RB) (MBIA) Series B
   5.000%, 12/01/05                                      2,500         2,584


--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
  Hudson Local School District (GO) (FGIC) (B)
   0.000%, 12/15/10                                    $ 1,000      $    777
  Lakota Local School District (GO) (FGIC)
   5.500%, 12/01/16                                        500           558
  Massillon Parks & Recreation
   (GO) (AMBAC)
   5.500%, 12/01/18                                      1,405         1,526
  Miami University General Receipts
   (RB) (AMBAC)
   5.500%, 12/01/13                                      1,125         1,264
  Ohio Housing Finance Agency
   (RB) (AMT) (GNMA)
   5.350%, 09/01/04                                         95            96
  Ohio Housing Finance Agency, Single-Family
   Housing Mortgage, Prerefunded
   01/15/13 @ 81.88 (RB) (FGIC) (B)
   0.000%, 01/15/15                                      1,920         1,068
  Ohio State Higher Education (GO) Series A
   5.375%, 08/01/18                                      1,000         1,076
  Ohio State Higher Education (GO) Series B
   5.250%, 11/01/12                                      1,000         1,103
  Ohio Turnpike Commission Authority
   (RB) (FGIC) Series A
   5.500%, 02/15/17                                        500           554
   5.500%, 02/15/18                                      1,000         1,109
  Ohio Turnpike Commission Authority
   (RB) (FSA) Series B
   5.500%, 02/15/13                                      1,000         1,115
  Perrysburg Exempted Village School District
   (GO)
   5.350%, 12/01/25                                      1,000         1,034
                                                                    --------
                                                                      25,881
--------------------------------------------------------------------------------
OKLAHOMA -- 1.7%
  Grand River Dam Authority (RB) (AMBAC)
   6.250%, 06/01/11                                      2,500         2,908
--------------------------------------------------------------------------------
OREGON -- 0.7%
  Washington County School District No. 48j
   Beaverton (GO) Series C
   7.800%, 06/01/04                                      1,220         1,220
--------------------------------------------------------------------------------
PENNSYLVANIA -- 4.6%
  Lackawanna County (GO) (FGIC) Series A
   4.800%, 01/01/13                                        500           518
  Pennsylvania Convention Center Authority
   (RB) (FGIC) Series A
   6.000%, 09/01/19                                      2,000         2,288
  Pennsylvania State Intergovernmental
   Cooperative Authority, Special Tax, City of
   Philadelphia Funding Program (RB) (FGIC)
   5.250%, 06/15/12                                      1,000         1,084
  Pittsburgh School District (GO) (AMBAC)
   Series A
   5.500%, 09/01/12                                      3,050         3,281
  State Public School Building Authority,
   Montgomery County Community College
   Project (RB)
   4.600%, 05/01/12                                        160           169

ARMADA TAX FREE BOND FUNDS
STATEMENT OF NET ASSETS


ARMADA INTERMEDIATE TAX EXEMPT BOND FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Westmoreland County Capital Appreciation
   (RB) (MBIA) Series A (B)
   0.000%, 08/15/23                                    $ 1,345      $    488
                                                                    --------
                                                                       7,828
--------------------------------------------------------------------------------
SOUTH CAROLINA -- 1.9%
  Charleston County Public Improvement (GO)
   6.000%, 09/01/09                                      1,000         1,136
  South Carolina Public Service Authority
   (RB) (FGIC) Series B
   5.875%, 01/01/23                                      2,000         2,147
                                                                    --------
                                                                       3,283
--------------------------------------------------------------------------------
TENNESSEE -- 3.5%
  Nashville & Davidson County Metropolitan
   Government (GO)
   6.000%, 12/01/10                                      1,500         1,714
  Shelby County (GO) Series B
   5.200%, 12/01/09                                      2,000         2,153
  Tennessee (GO) Series B
   6.000%, 05/01/05                                      2,000         2,080
                                                                    --------
                                                                       5,947
--------------------------------------------------------------------------------
TEXAS -- 8.5%
  Austin Water & Wastewater System
   (RB) (AMBAC) Series A
   5.500%, 11/15/14                                      1,000         1,117
  Comal Independent School District (GO)
   5.500%, 02/01/19                                        500           532
  Conroe Independent School District (GO)
   5.500%, 02/15/15                                      2,500         2,686
  El Paso County Colonial Falcon School
   District #49 (GO) (FGIC)
   5.750%, 12/01/15                                      1,665         1,851
  Houston Water & Sewer Systems
   (RB) (FSA) Series A
   5.500%, 12/01/13                                      1,500         1,647
  Plano Independent School District (GO)
   6.000%, 02/15/06                                      1,000         1,065
   5.900%, 02/15/10                                      1,000         1,031
  Robinson Independent School District (GO)
   5.750%, 08/15/12                                        575           639
  Texas State Water Financial Assistance (GO)
   5.500%, 08/01/17                                      1,125         1,208
  United Independent School District (GO)
   5.375%, 08/15/16                                      1,585         1,706
  Williamson County (GO) (FSA)
   5.500%, 02/15/16                                      1,000         1,087
                                                                    --------
                                                                      14,569
--------------------------------------------------------------------------------
UTAH -- 1.3%
  Intermountain Power Agency (RB) (FSA)
   Series E
   6.250%, 07/01/09                                      2,000         2,274
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                 NUMBER OF SHARES/   VALUE
                                                     PAR (000)       (000)
--------------------------------------------------------------------------------
VERMONT -- 3.4%
Burlington Electric (RB) (MBIA)
 6.000%, 07/01/07                                      $ 1,355      $  1,485
Vermont Educational & Health Buildings
 Financing Authority, Middlebury College
 Project (RB)
 5.500%, 11/01/16                                        2,000         2,171
Vermont Municipal Bond Bank
 (RB) (AMBAC) Series 2
 5.500%, 12/01/10                                        2,000         2,138
                                                                    --------
                                                                       5,794
--------------------------------------------------------------------------------
WASHINGTON -- 2.2%
  Seattle Municipal Light & Power (RB)
   5.625%, 12/01/18                                      3,500         3,736
--------------------------------------------------------------------------------
WISCONSIN -- 2.1%
  Cottage Grove (GO) (FSA)
   4.700%, 08/01/07                                        260           261
  Fond du Lac School District (GO)
   5.750%, 04/01/17                                      1,000         1,125
  Milwaukee (GO)
   6.000%, 02/01/07                                      2,000         2,173
                                                                    --------
                                                                       3,559
--------------------------------------------------------------------------------
PUERTO RICO -- 2.0%
  Commonwealth of Puerto Rico (GO) (MBIA)
   6.250%, 07/01/09                                      2,000         2,287
  University of Puerto Rico (RB) (MBIA)
   Series N
   6.250%, 06/01/07                                      1,000         1,106
                                                                    --------
                                                                       3,393
--------------------------------------------------------------------------------

Total Municipal Bonds (Cost $158,302)                                165,200
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 0.4%
  Armada Tax-Exempt Money Market, Class I+             618,747           619
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $619)                           619
--------------------------------------------------------------------------------

Total Investments -- 96.9% (Cost $158,921)                           165,819
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- 3.1%
  Investment Advisory Fees Payable                                       (57)
  12b-1 Fees Payable
   Class I                                                                (5)
  Administration Fees Payable                                            (10)
  Custody Fees Payable                                                    (2)
  Other Assets & Liabilities                                           5,440
--------------------------------------------------------------------------------
Total Other Assets & Liabilities; Net:                                 5,366
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                          $171,185
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                     VALUE
                                                                     (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                         $165,157
Undistributed net investment income                                     (232)
Accumulated net realized loss on investments                            (638)
Net unrealized appreciation on investments                             6,898
--------------------------------------------------------------------------------

Total Net Assets                                                    $171,185
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($162,027,322 / 15,989,278
  outstanding shares of beneficial interest)                          $10.13
--------------------------------------------------------------------------------
Net Asset Value and Redemption
  Price Per Share -- Class A ($8,294,892 / 815,827
  outstanding shares of beneficial interest)                          $10.17
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($10.17 / 97.00%)         $10.48
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class B ($778,443 / 76,876
  outstanding shares of beneficial interest)                          $10.13
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class C ($83,931 / 8,290
  outstanding shares of beneficial interest)                          $10.12
--------------------------------------------------------------------------------
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
(A) VARIABLE RATE SECURITY -- RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 2004, AND THE DATE REPORTED IS THE FINAL MATURITY DATE NOT THE NEXT RESET OR PUT DATE.
(B) ZERO COUPON
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT -- ALTERNATIVE MINIMUM TAX
ETM -- ESCROWED TO MATURITY
FGIC -- FEDERAL GUARANTY INSURANCE COMPANY
FSA -- FEDERAL SECURITY ASSURANCE
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA TAX FREE BOND FUNDS
STATEMENT OF NET ASSETS

ARMADA MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.4%
MICHIGAN -- 90.8%
  Anchor Bay School District (GO) (FGIC)
   Series II
   6.125%, 05/01/11                                    $   350      $    403
  Byron Center Public School (GO) (MBIA)
   8.250%, 05/01/08                                      1,380         1,641
   8.250%, 05/01/09                                      1,380         1,687
  Central Michigan University (RB) (FGIC)
   5.000%, 10/01/18                                      1,000         1,028
  Chippewa Valley School District (GO)
   5.500%, 05/01/16                                      1,000         1,094
  Clarkeston State Community Schools
   (GO) (FGIC)
   6.250%, 05/01/05                                      1,000         1,043
  Detroit Distributable State Aid
   (GO) (AMBAC)
   5.250%, 05/01/08                                      2,000         2,166
  Detroit Downtown Development
   (GO) (AMBAC) Series A
   6.250%, 07/15/11                                      1,600         1,854
  Detroit School District (GO) (FGIC) Series B
   5.000%, 05/01/17                                      1,000         1,040
  Detroit Sewer Disposal System (RB) (MBIA)
   Series A
   6.000%, 07/01/07                                      2,500         2,744
  Detroit Sewer Disposal System (RB) (MBIA)
   Series B
   6.000%, 07/01/09                                      1,000         1,128
   6.000%, 07/01/10                                      1,380         1,567
  Detroit Water Supply System (RB) (FGIC)
   6.500%, 07/01/15                                      1,000         1,191
  Detroit Water Supply System (RB) (MBIA)
   Series A
   6.000%, 07/01/13                                      1,000         1,153
  Detroit Water Supply System (RB) (MBIA)
   Series B
   5.550%, 07/01/12                                      2,000         2,243
  Ecorse Public School District (GO) (FGIC)
   6.500%, 05/01/07                                      1,350         1,491
  Flint (GO) (MBIA)
   6.000%, 11/01/04                                      1,110         1,132
  Forest Hills Public Schools (GO)
   5.000%, 05/01/12                                      1,000         1,088
  Goodrich Area School District (GO) (FSA)
   Series A
   5.750%, 05/01/12                                      1,020         1,156
  Goodrich Area School District, Prerefunded
   05/01/05 @ 102 (GO) (AMBAC)
   7.650%, 05/01/11                                      1,125         1,209
  Grand Haven Area Public Schools
   (GO) (MBIA)
   7.000%, 05/01/07                                      1,235         1,382
  Grand Ledge Public School District
   (GO) (MBIA)
   5.450%, 05/01/11                                      1,250         1,391
  Grand Rapids Building Authority (RB)
   5.000%, 04/01/15                                      1,570         1,698


--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
  Grand Rapids Sanitation & Sewer Systems
   (RB) (FGIC) Series A
   5.375%, 01/01/16                                    $ 1,535      $  1,686
  Grand Valley Michigan State University
   (RB) (FGIC)
   5.750%, 12/01/14                                      1,405         1,569
  Greater Detroit Resource Recovery Authority
   (RB) (AMBAC) Series B
   6.250%, 12/13/08                                      1,500         1,696
  Hartland School District (GO)
   5.050%, 05/01/18                                      1,000         1,042
  Hartland School District, Prerefunded
   05/01/10 @ 100 (GO) (FGIC)
   6.000%, 05/01/12                                      1,325         1,511
  Holt Public Schools (GO) (FGIC) Series A
   5.625%, 05/01/15                                      1,275         1,429
  Jenison Public Schools (GO) (FGIC)
   5.250%, 05/01/12                                      1,000         1,099
  Kalamazoo Hospital Finance Authority,
   Borgess Medical Center (RB) (ETM) (FGIC)
   Series A
   6.125%, 07/01/07                                      2,000         2,006
  Kalamazoo Public Library (GO) (MBIA)
   5.200%, 05/01/11                                      1,000         1,098
  Kent County Hospital Finance Authority,
   Butterworth Hospital Project (RB) Series A
   7.250%, 01/15/13                                      5,000         5,920
  Kentwood Public Schools (GO) (MBIA)
   5.000%, 05/01/16                                      1,000         1,052
  Lake Orion Community School District,
   Prerefunded 05/01/05 @ 101 (GO) (AMBAC)
   7.000%, 05/01/20                                      2,000         2,119
  Lansing (GO)
   6.000%, 01/01/07                                      1,335         1,449
  Lansing Building Authority (GO) (ETM)
   (AMBAC)
   6.000%, 06/01/04                                      1,000         1,000
  Lansing School District, Prerefunded
   05/01/05 @ 100 (GO) Series III
   6.875%, 05/01/09                                      2,000         2,097
  Michigan Municipal Bond Authority,
   Revolving Fund (RB)
   6.000%, 10/01/07                                        500           553
  Michigan Municipal Bond Authority,
   School Loan (RB)
   5.250%, 12/01/12                                      1,200         1,318
  Michigan State Building Facilities Authority
   (RB) Series II
   5.000%, 10/15/14                                      1,000         1,085
  Michigan State Environmental Protection
   Program (GO)
   6.250%, 11/01/12                                      3,250         3,751
  Michigan State Environmental Protection
   Program (GO) Series A
   5.000%, 05/01/11                                      1,000         1,087
  Michigan State Hospital Finance Authority
   (RB) (ETM) (MBIA)
   5.375%, 08/15/14                                        285           307

--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
  Michigan State Hospital Finance Authority,
   Genesys Health Systems, Prerefunded
   10/01/05 @ 102 (RB) Series A
   8.100%, 10/01/13                                    $ 3,500      $  3,857
  Michigan State Hospital Finance Authority,
   Harper-Grace Hospitals (RB) (ETM)
   7.125%, 05/01/09                                        665           744
  Michigan State Hospital Finance Authority,
   Henry Ford Health System (RB) (AMBAC)
   6.000%, 09/01/11                                        500           569
   6.000%, 09/01/12                                      2,000         2,280
  Michigan State Housing Development
   Authority (RB) (AMT) (AMBAC) Series A
   5.750%, 10/01/04                                      1,525         1,541
  Michigan State South Central Power Agency
   System (RB) (AMBAC)
   5.000%, 11/01/10                                      1,000         1,082
  Michigan State South Central Power Agency
   System (RB) (MBIA)
   5.800%, 11/01/05                                      2,000         2,107
   5.700%, 11/01/04                                      1,055         1,074
  Michigan State Strategic Fund Limited
   Obligation, Consumers Power Project
   (RB) (CAPMAC)
   5.800%, 06/15/10                                      3,000         3,097
  Michigan State Strategic Fund Limited
   Obligation, Detroit Edison Project
   (RB) (FGIC)
   6.950%, 05/01/11                                      2,000         2,394
  Michigan State Strategic Fund Limited
   Obligation, Detroit Edison Project
   (RB) (MBIA)
   7.000%, 07/15/08                                      3,000         3,445
  Michigan State Strategic Fund Limited
   Obligation, Ford Motor Project (RB)
   Series A
   7.100%, 02/01/06                                      5,000         5,309
  Michigan State Strategic Fund Limited
   Obligation, Pollution Control General
   Motors Project (RB)
   6.200%, 09/01/20                                      1,000         1,023
  Michigan State Trunk Line (RB) (MBIA)
   Series A
   5.250%, 11/01/15                                      2,000         2,187
  Michigan State Underground Storage Tank
   (RB) (AMBAC) Series I
   6.000%, 05/01/05                                      1,000         1,040
  Mona Shores School District (GO) (FGIC)
   6.750%, 05/01/09                                      2,075         2,397
  Oakland County Economic Development
   Authority, Cranbrook Community Project
   (RB)
   5.000%, 11/01/17                                      5,000         5,165
  Oakland County Economic Development
   Authority, Cranbrook Community Project,
   Prerefunded 11/01/04 @ 100 (RB) Series B
   6.375%, 11/01/14                                      1,000         1,021


--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
  Paw Paw Public School District (GO) (FGIC)
   6.500%, 05/01/09                                    $ 1,000      $  1,144
  Rochester Community School District (GO)
   Series II
   5.500%, 05/01/14                                      1,500         1,632
  Southgate Community School District
   (GO) (FGIC)
   5.750%, 05/01/11                                      1,665         1,860
  St. Johns Public Schools (GO) (FGIC)
   5.000%, 05/01/21                                      1,130         1,181
  Tecumseh Public Schools (GO)
   5.450%, 05/01/18                                      1,165         1,254
  University of Michigan, Student Fee (RB)
   Series A
   6.000%, 04/01/05                                        500           518
   6.000%, 04/01/06                                      1,315         1,407
  Wayne County Building Authority, Capital
   Improvements (RB) (MBIA) Series A
   6.000%, 06/01/07                                      2,000         2,183
  Western School District (GO) (MBIA)
   5.900%, 05/01/10                                      1,680         1,898
  Wyandotte Electric Authority (RB) (MBIA)
   6.250%, 10/01/08                                      3,000         3,241
  Ypsilanti School District (GO) (FGIC)
   6.500%, 05/01/06                                      1,175         1,272
                                                                    --------
                                                                     125,325
--------------------------------------------------------------------------------
PUERTO RICO -- 7.4%
  Commonwealth of Puerto Rico (GO) (MBIA)
   6.250%, 07/01/09                                      2,000         2,287
   6.250%, 07/01/10                                      2,000         2,315
  Commonwealth of Puerto Rico, Electric
   Power Authority (RB) (MBIA) Series W
   6.500%, 07/01/05                                      1,250         1,315
  Commonwealth of Puerto Rico, Public
   Buildings Authority (RB) (FSA) Series L
   5.500%, 07/01/07                                      3,000         3,262
  University of Puerto Rico (RB) (MBIA)
   Series N
   6.250%, 06/01/07                                      1,000         1,107
                                                                    --------
                                                                      10,286
--------------------------------------------------------------------------------
VIRGIN ISLANDS -- 0.2%
  Virgin Islands Public Finance Authority (RB)
   (ETM) Series A
   7.000%, 10/01/04                                        245           250
--------------------------------------------------------------------------------

Total Municipal Bonds (Cost $126,726)                                135,861
--------------------------------------------------------------------------------

ARMADA TAX FREE BOND FUNDS
STATEMENT OF NET ASSETS

ARMADA MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                      NUMBER OF       VALUE
                                                       SHARES         (000)
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 0.6%
  Federated Michigan Tax Free Money
   Market Fund                                             657      $      1
  Fidelity Michigan Municipal Money
   Market Fund                                         830,970           831
--------------------------------------------------------------------------------

Total Money Market Funds (Cost $832)                                     832
--------------------------------------------------------------------------------

Total Investments -- 99.0% (Cost $127,558)                           136,693
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- 1.0%
  Investment Advisory Fees Payable                                       (47)
  12b-1 Fees Payable
   Class I                                                                (4)
   Class A                                                                (1)
  Administration Fees Payable                                             (8)
  Custody Fees Payable                                                    (2)
  Other Assets & Liabilities                                           1,467
--------------------------------------------------------------------------------
Total Other Assets & Liabilities; Net:                                 1,405
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                          $138,098
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                         $128,819
Distributions in excess of net investment income                        (190)
Undistributed net realized gain on investments                           334
Net unrealized appreciation on investments                             9,135
--------------------------------------------------------------------------------
Total Net Assets                                                    $138,098
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I($123,613,695 / 11,311,298
  outstanding shares of beneficial interest)                          $10.93
--------------------------------------------------------------------------------
Net Asset Value and Redemption
  Price Per Share -- Class A ($12,919,858 / 1,183,018
  outstanding shares of beneficial interest)                          $10.92
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($10.92 / 97.00%)         $11.26
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class B ($1,491,954 / 136,417
  outstanding shares of beneficial interest)                          $10.94
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class C ($72,458 / 6,622
  outstanding shares of beneficial interest)                          $10.94
--------------------------------------------------------------------------------
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT -- ALTERNATIVE MINIMUM TAX
CAPMAC -- CAPITAL MARKETS ASSURANCE CORPORTATION
ETM -- ESCROWED TO MATURITY
FGIC -- FEDERAL GUARANTY INSURANCE COMPANY
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
SEE NOTES TO FINANCIAL STATEMENTS.

                                                      ARMADA TAX FREE BOND FUNDS
                                                         STATEMENT OF NET ASSETS

ARMADA OHIO INTERMEDIATE TAX EXEMPT BOND FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 96.5%
OHIO -- 96.5%
  Akron (GO)
   6.000%, 12/01/12                                    $ 1,000      $  1,156
  Akron Economic Development (RB) (MBIA)
   6.000%, 12/01/12                                        935         1,077
   5.750%, 12/01/09                                      1,680         1,853
  Akron Sewer System (RB) (MBIA)
   5.650%, 12/01/08                                        560           605
  Ashland City School District, Elementary
   Schools Facilities Project (COP) (AMBAC)
   5.100%, 12/01/09                                        245           267
   5.000%, 12/01/08                                        250           270
   4.950%, 12/01/07                                        345           370
  Avon Local School District (GO) (AMBAC)
   5.800%, 12/01/12                                      1,000         1,092
  Beavercreek Local School District
   (GO) (FGIC)
   5.250%, 12/01/07                                      1,130         1,216
  BelleFontaine City School District
   (GO) (MBIA)
   5.750%, 12/01/18                                        505           562
  Bowling Green State University (RB) (FGIC)
   5.750%, 06/01/12                                      1,000         1,115
  Brecksville-Broadview Heights City School
   District (GO) (FGIC)
   6.500%, 12/01/16                                      1,750         1,941
  Brown County (GO) (AMBAC)
   5.200%, 12/01/04                                        455           464
  Butler County Joint Vocational School District
   (GO) (FGIC)
   1.300%, 12/01/04                                        900           900
  Centerville Capital Facilities (GO) (MBIA)
   5.650%, 12/01/18                                         45            47
  Centerville Capital Facilities, Prerefunded
   12/01/05 @ 101 (GO) (MBIA)
   5.650%, 12/01/18                                        455           486
  Centerville City School District (GO) (FGIC)
   5.500%, 12/01/07                                        500           541
  Chesapeake-Union Exempted Village School
   District (GO) (AMBAC)
   6.250%, 12/01/22                                      1,000         1,143
  Cincinnati City School District (GO) (MBIA)
   5.375%, 12/01/16                                      1,000         1,079
  Cincinnati Water System (RB)
   5.500%, 12/01/10                                      2,000         2,232
  Clermont County Water Works, Sewer
   District Project (RB) (AMBAC)
   5.250%, 08/01/15                                      1,000         1,082
  Cleveland Capital Appreciation, Cleveland
   Stadium Project (RB) (AMBAC)
   Series A (B) (C)
   0.000%, 12/01/12                                        420           259
   0.000%, 12/01/15                                        400           208
  Cleveland Capital Appreciation, Cleveland
   Stadium Project (RB) (AMBAC)
   Series A (B) (C)
   0.000%, 12/01/18                                        820           361


--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
  Cleveland Capital Appreciation, Cleveland
   Stadium Project (RB) (AMBAC) Series A (C)
   0.000%, 12/01/09                                    $   825      $    604
  Cleveland Capital Appreciation, Cleveland
   Stadium Project (RB) (AMBAC)
   Series B (B) (C)
   0.000%, 12/01/07                                        810           734
   0.000%, 12/01/10                                        815           564
   0.000%, 12/01/13                                        815           476
   0.000%, 12/01/19                                        815           339
  Cleveland Waterworks, Refunding &
   Improvement Project (RB) (MBIA) Series H
   6.000%, 01/01/06                                      2,000         2,123
   5.625%, 01/01/13                                      2,000         2,139
  Columbus (GO) Series 2
   5.000%, 06/15/16                                      1,000         1,052
  Copley Fairlawn City School District
   (GO) (TAN)
   4.150%, 12/01/05                                        675           695
  Cuyahoga County (GO)
   5.650%, 05/15/18                                        600           684
  Cuyahoga County Economic Development
   Authority (RB) (LOC - Key Bank)
   2.750%, 12/01/29                                      1,000         1,011
  Cuyahoga County Economic Development
   Authority, University School Project (RB)
   Series B (B)
   5.300%, 12/01/29                                      2,500         2,673
  Cuyahoga County Hospital Facilities
   Authority, University Hospital Systems
   Health Project (RB) (MBIA) Series A
   5.250%, 01/15/08                                      2,000         2,124
  Delaware County (GO)
   6.000%, 12/01/13                                        575           658
  Fairfield City School District Improvement
   (GO) (FGIC)
   5.500%, 12/01/15                                      1,000         1,090
  Forest Hills Local School District
   (GO) (MBIA)
   6.000%, 12/01/08                                      1,210         1,355
   6.000%, 12/01/09                                        830           940
  Franklin County Hospital Facilities Authority,
   Children's Hospital Project (RB) Series A
   6.000%, 11/01/06                                      1,035         1,117
  Green County Sewer System Limited Tax
   Authority (GO)
   2.000%, 12/01/05                                      1,000         1,002
  Groveport-Madison Local School District
   (GO)
   2.200%, 12/01/06                                      1,008           993
  Hamilton City School District (GO)
   Series A
   6.150%, 12/01/13                                      1,000         1,174
  Hamilton County (GO)
   5.125%, 12/01/08                                      1,000         1,079
   5.100%, 12/01/11                                      1,025         1,047
   5.000%, 12/01/08                                        425           430

ARMADA TAX FREE BOND FUNDS
STATEMENT OF NET ASSETS


ARMADA OHIO INTERMEDIATE TAX EXEMPT BOND FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Hamilton County Sewer System, Metro
   Sewer District (RB) (MBIA) Series B
   5.000%, 12/01/05                                    $ 1,340      $  1,385
  Hamilton County Water System, West Phase
   Project (GO)
   5.500%, 12/01/07                                        240           256
  Indian Hill Exempted Village School District
   (GO)
   5.500%, 12/01/16                                      1,300         1,426
  Lakota Local School District (GO) (AMBAC)
   5.700%, 12/01/05                                        250           264
  Lakota Local School District (GO) (FGIC)
   5.500%, 12/01/16                                        880           982
   5.000%, 12/01/12                                      1,000         1,071
  Lebanon City School District (GO) (FSA)
   5.500%, 12/01/16                                      2,000         2,171
  Licking County Joint Vocational School
   District (GO)
   5.375%, 12/01/17                                      1,670         1,811
  Lima City School District (GO) (AMBAC)
   5.500%, 12/01/22                                      1,000         1,058
  Lucas County, Hospital Facilities Authority,
   Mercy Hospital Project (RB) (ETM)
   6.000%, 09/01/04                                         15            15
  Mad River Local School District (GO) (FGIC)
   5.750%, 12/01/14                                      1,060         1,212
   5.750%, 12/01/19                                      1,020         1,118
  Mansfield City School District (GO)
   6.250%, 12/01/07                                      1,000         1,118
   6.250%, 12/01/09                                      1,000         1,150
  Mason City School District (GO) (FGIC)
   5.200%, 12/01/08                                        865           909
  Mentor (GO)
   5.250%, 12/01/17                                      1,000         1,076
  Miami University General Receipts
   (RB) (AMBAC)
   5.500%, 12/01/13                                      1,000         1,123
  Middleberg Heights Hospital Authority,
   Southwest General Health Care Center
   Project (RB) (FSA)
   6.750%, 08/15/06                                      1,400         1,528
  Middletown (GO) (FGIC)
   5.750%, 12/01/12                                        650           725
   5.750%, 12/01/13                                        640           718
  Montgomery County (GO)
   5.500%, 12/01/20                                      1,515         1,640
   5.375%, 12/01/16                                      1,250         1,356
  Montgomery County Solid Waste Authority
   (RB) (MBIA)
   5.350%, 11/01/10                                        900           959
   5.300%, 11/01/07                                      1,000         1,064
   5.125%, 11/01/08                                        500           531
  Montgomery County Water Authority,
   Greater Moraine, Beavercreek Project
   (RB) (AMBAC)
   5.250%, 11/15/06                                        500           535


--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
  Montgomery County, Catholic Health (RB)
   Series B (A)
   1.050%, 12/01/25                                    $   900      $    900
  Montgomery County, Sisters of Charity
   Health Care (RB) (MBIA) Series A
   6.500%, 05/15/08                                         50            50
  Napoleon City School District (GO) (AMBAC)
   5.375%, 12/01/18                                      1,000         1,075
  North Canton City School District
   (GO) (AMBAC)
   5.750%, 12/01/06                                        250           260
  North Royalton City School District
   (GO) (MBIA)
   6.625%, 12/01/06                                      1,885         2,077
  Oak Hills Local School District (GO) (MBIA)
   5.650%, 12/01/07                                        350           384
  Ohio Building Authority, Adult Correctional
   Building Fund (RB) (AMBAC) Series A
   6.000%, 04/01/06                                      1,930         2,064
   5.500%, 04/01/14                                      1,500         1,637
  Ohio Building Authority, Arts Facility Project
   (RB) Series A
   5.500%, 04/01/16                                      1,000         1,076
   5.200%, 10/01/04                                        500           507
  Ohio Capital Corporation for Housing,
   Housing & Urban Development (RB) (FHA)
   Series D
   5.350%, 02/01/09                                        650           686
  Ohio Common School Capital Facility (GO)
   Series B
   5.500%, 09/15/13                                      2,640         2,960
  Ohio Conservation Projects (GO) Series A
   5.250%, 09/01/16                                      2,100         2,242
  Ohio Department of Administrative Services
   Office Project (COP) (AMBAC)
   5.000%, 12/15/12                                      1,210         1,300
  Ohio Housing Finance Agency, Single Family
   Mortgage (RB) Series A
   6.375%, 04/01/17                                         20            20
  Ohio Infrastructure Improvement,
   Prerefunded 02/01/10 @ 101 (GO) Series A
   5.750%, 02/01/12                                      1,000         1,131
  Ohio Mental Health Capital Facility (RB)
   Series II-A
   4.250%, 12/01/04                                      1,055         1,070
  Ohio Natural Resources Capital Facility (GO)
   Series A
   5.400%, 10/01/07                                      1,370         1,389
  Ohio Public Facilities Commission, Higher
   Education Capital Facilities Project,
   Prerefunded 05/01/05 @ 100 (RB) (AMBAC)
   Series II-A
   5.200%, 05/01/06                                        500           517
   5.200%, 05/01/07                                        775           801
  Ohio State (GO)
   6.200%, 08/01/12                                        860           923

--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
  Ohio State Higher Education Facility
   Authority, University of Dayton
   (RB) (AMBAC)
   5.500%, 12/01/11                                    $ 2,500      $  2,759
  Ohio State Higher Educational Capital
   Facility, Prerefunded 05/01/10 @100 (GO)
   Series B
   5.750%, 05/01/11                                      2,820         3,179
  Ohio State Higher Educational Facility
   Commission, Case Western University
   Project (RB) Series C
   5.000%, 10/01/10                                        905           969
  Ohio State Higher Educational Facility
   Commission, Oberlin College Project (RB)
   5.250%, 10/01/14                                      1,045         1,149
  Ohio State Higher Educational Facility
   Commission, Wittenberg University Project
   (RB)
   5.500%, 12/01/18                                      1,870         1,995
  Ohio State Higher Educational Facility
   Commission, Xavier University (RB) (MBIA)
   5.300%, 05/15/17                                      2,000         2,125
  Ohio State Higher Educational Facility,
   Kenyon College Project (RB) (A) (B)
   5.050%, 07/01/37                                      1,500         1,519
  Ohio State University General Receipts (RB)
   Series A
   5.750%, 12/01/13                                        615           687
  Ohio State, Prerefunded 08/01/04 @ 102 (GO)
   4.900%, 08/01/12                                      1,000         1,026
  Ohio Turnpike Commission Authority
   (RB) (FGIC) Series A
   5.500%, 02/15/17                                      1,500         1,662
  Ohio Turnpike Commission, Prerefunded
   02/15/06 @ 102 (RB) (FSA) Series A
   6.000%, 02/15/07                                      4,100         4,450
  Ohio Water & Pollution Control Development
   Authority, Water Quality Loan Funding
   Project (RB) (MBIA)
   5.000%, 12/01/14                                      1,700         1,789
  Ohio Water Development Authority
   (RB) (AMBAC)
   6.000%, 12/01/06                                      1,075         1,170
  Ohio Water Development Authority,
   Fresh Water Project (RB) (AMBAC)
   5.400%, 12/01/04                                        510           520
  Ohio Water Development Authority,
   Fresh Water Project (RB) (ETM) (AMBAC)
   5.600%, 06/01/07                                      1,500         1,582
  Ohio Water Development Authority,
   Fresh Water Project (RB) (FSA) Series B
   5.500%, 12/01/20                                      1,835         2,038
  Ohio Water Development Authority,
   Pure Water Project (RB) (ETM) (AMBAC)
   Series I
   7.250%, 12/01/08                                        330           364


--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
  Ohio Water Development Authority,
   Pure Water Project (RB) (MBIA)
   5.750%, 12/01/05                                    $    95      $     96
  Ohio Water Development Authority,
   Safe Water Project (RB) (AMBAC)
   6.000%, 06/01/07                                      1,715         1,878
  Olentangy Local School District (GO) (FSA)
   5.500%, 12/01/19                                      1,245         1,339
  Ottawa County (GO) (MBIA)
   5.400%, 09/01/11                                        500           553
  Parma City School District (GO)
   5.550%, 12/01/04                                        200           204
   5.550%, 12/01/05                                        290           303
   5.550%, 12/01/06                                        305           324
  Parma City School District (TAN)
   4.600%, 12/01/04                                      1,360         1,380
  Perrysburg Exempted Village School District
   (GO) (FSA) Series B
   5.750%, 12/01/12                                      1,225         1,393
  Portage County (GO) (MBIA)
   5.100%, 12/01/12                                      2,500         2,693
  Portage County Hospital Facility Authority,
   Robinson Memorial Hospital Project
   (RB) (MBIA)
   5.800%, 11/15/15                                        500           534
   5.625%, 11/15/07                                      1,000         1,037
  Richland County (GO) (AMBAC)
   5.200%, 12/01/08                                        515           548
  Sandusky County Hospital Facility Authority,
   Memorial Hospital Project (RB)
   4.900%, 01/01/05                                        500           499
  Sharoxville (GO) (FGIC)
   5.250%, 06/01/13                                      1,000         1,099
  Southwest Licking Local School District
  (GO) (FGIC)
   5.750%, 12/01/15                                        550           627
   5.750%, 12/01/16                                        400           456
  Springboro Sewerage System (RB) (MBIA)
   5.700%, 06/01/18                                      1,260         1,374
  Stow City School District (GO)
   9.125%, 12/01/06                                        580           673
  Strongsville City School District (GO) (MBIA)
   5.200%, 12/01/09                                        670           733
   5.150%, 12/01/08                                      1,000         1,086
  Strongsville City School District, Prerefunded
   12/01/06 @ 102 (GO)
   5.900%, 12/01/15                                        175           192
  Strongsville, Prerefunded 12/01/06 @ 102
   (GO)
   5.900%, 12/01/15                                      1,400         1,546
  Summit County (GO) (FGIC)
   6.250%, 12/01/11                                      1,235         1,440
   6.000%, 12/01/09                                        790           892
  Teays Valley Local School District, Facilities
   Construction & Improvement (GO) (FGIC)
   5.375%, 12/01/20                                      1,000         1,047

ARMADA TAX FREE BOND FUNDS
STATEMENT OF NET ASSETS


ARMADA OHIO INTERMEDIATE TAX EXEMPT BOND FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  University of Akron General Receipts
   (RB) (AMBAC)
   6.000%, 01/01/07                                    $   800      $    867
  University of Cincinnati General Receipts
   (RB) Series T
   5.500%, 06/01/11                                      1,110         1,231
  Upper Arlington City School District
   (GO) (MBIA)
   6.000%, 12/01/05                                      1,170         1,240
  Valley View Village Street Improvement
   (GO) (AMBAC)
   5.550%, 12/01/20                                        450           482
  Vandalia (GO)
   5.350%, 12/01/09                                        505           544
  Warrensville Height City School District
   (GO) (FGIC)
   5.625%, 12/01/20                                      1,400         1,513
  Washington County Hospital Facility
   Authority, Marietta Area Health Care
   Project (RB) (FSA)
   5.375%, 09/01/18                                      1,500         1,597
  West Chester Township (GO) (AMBAC)
   5.750%, 12/01/15                                      2,145         2,444
  West Clermont Local School District
   (GO) (AMBAC)
   5.650%, 12/01/08                                      1,030         1,109
  West Geauga Local School District
   (GO) (AMBAC)
   8.250%, 11/01/12                                        710           927
   5.650%, 11/01/06                                      1,000         1,037
  Westerville (GO)
   5.250%, 12/01/12                                      1,205         1,314
  Westlake City School District (GO) Series A
   6.200%, 12/01/06                                      1,635         1,790
  Wyoming City School District (GO) (FGIC)
   Series B
   5.750%, 12/01/13                                        135           154
   5.750%, 12/01/14                                        690           789
   5.750%, 12/01/15                                        740           843
   5.750%, 12/01/16                                        800           912
   5.750%, 12/01/17                                        400           455
--------------------------------------------------------------------------------

Total Municipal Bonds (Cost $161,896)                                168,876
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                      NUMBER OF       VALUE
                                                       SHARES         (000)
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 1.9%
  Armada Ohio Municipal Money Market Fund,
   Class I+                                          3,370,666      $  3,371
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $3,371)                       3,371
--------------------------------------------------------------------------------

Total Investments -- 98.4% (Cost $165,267)                           172,247
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- 1.6%
  Investment Advisory Fees Payable                                       (60)
  12b-1 Fees Payable
   Class I                                                                (5)
   Class A                                                                (1)
  Administration Fees Payable                                            (10)
  Custody Fees Payable                                                    (3)
  Other Assets & Liabilities                                           2,955
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                                 2,876
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                          $175,123
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                         $169,894
Distributions in excess of net investment income                         (11)
Accumulated net realized loss on investments                          (1,740)
Net unrealized appreciation on investments                             6,980
--------------------------------------------------------------------------------
Total Net Assets                                                    $175,123
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($163,549,359 / 14,596,674
  outstanding shares of beneficial interest)                          $11.20
--------------------------------------------------------------------------------
Net Asset Value and Redemption
  Price Per Share -- Class A ($9,617,701 / 861,302
  outstanding shares of beneficial interest)                          $11.17
--------------------------------------------------------------------------------
Maximum Offering Price Per Share-- Class A ($11.17 / 97.00%)          $11.52
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class B ($881,379 / 79,090
  outstanding shares of beneficial interest)                          $11.14
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class C ($1,074,096 / 96,309
  outstanding shares of beneficial interest)                          $11.15
--------------------------------------------------------------------------------
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
(A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 2004, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(B) PUT & DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(C) ZERO COUPON
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FEDERAL GUARANTY INSURANCE COMPANY
FHA -- FEDERAL HOUSING AUTHORITY
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
LOC -- LETTER OF CREDIT
MBIA -- MUNICIPAL BOND INSURANCE
ASSOCIATION RB -- REVENUE BOND
TAN -- TAX ANTICIPATION NOTE
SEE NOTES TO FINANCIAL STATEMENTS.

                                                      ARMADA TAX FREE BOND FUNDS
                                                         STATEMENT OF NET ASSETS

ARMADA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                      NUMBER OF       VALUE
                                                       SHARES         (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.9%
PENNSYLVANIA -- 92.6%
  Allegheny County Higher Education
   Authority, Duquesne University Project
   (RB) (AMBAC)
   6.500%, 03/01/10                                    $   380      $    438
  Allegheny County Higher Education
   Authority, Duquesne University Project
   (RB) (AMBAC) Series A
   5.000%, 04/01/19                                        500           524
  Allegheny County Port Authority (RB) (FGIC)
   5.500%, 03/01/13                                        500           545
  Allegheny County Port Authority,
   Prerefunded 03/01/09 @ 101 (RB) (MBIA)
   6.250%, 03/01/17                                        685           783
  Allegheny County Sewer Sanitation
   Authority (RB) (FGIC) (ETM) (B)
   0.000%, 12/01/08                                      1,000           864
  Allegheny County Sewer Sanitation
   Authority (RB) (MBIA)
   5.750%, 12/01/09                                        225           252
  Berks County (GO) (AMBAC) Series A
   6.200%, 11/15/05                                        320           340
  Bethlehem Area School District (GO) (FGIC)
   5.000%, 09/01/11                                        250           265
  Blair County (GO) (AMBAC) Series A
   5.000%, 08/01/12                                        500           540
  Blair County (GO) (FGIC)
   5.250%, 08/01/06                                        300           320
  Blair County (GO) Series A
   5.375%, 08/01/13                                        270           300
  Blair County Hospital Authority, Altoona
   Hospital Project (RB) (AMBAC)
   5.250%, 07/01/09                                        500           545
  Boyertown Area School District (GO) (FSA)
   4.600%, 03/01/10                                        225           229
  Bradford County School District (GO)
   5.250%, 10/01/07                                      1,000         1,042
  Bucks County (GO)
   5.250%, 12/01/17                                      1,000         1,062
  Bucks County Community College Authority,
   College Building (RB)
   5.300%, 06/15/10                                        100           107
  Central Bucks County School District
   (GO) (FSA) Series A
   3.000%, 05/15/05                                        200           203
  Chester County (GO)
   5.100%, 06/15/18                                      1,000         1,035
  Danville Area School District (GO) (FGIC)
   5.000%, 05/15/11                                        545           592
  Delaware County (GO)
   5.125%, 10/01/14                                        275           292
  Delaware County Industrial Development
   Authority, Electric Company (A)
   1.070%, 12/01/12                                        500           500
  Delaware River Port Authority, Pennsylvania
   & New Jersey Bridges Project (RB) (ETM)
   6.000%, 01/15/10                                        385           423


--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
  Delaware River Port Authority, Pennsylvania
   & New Jersey Bridges Project (RB) (FSA)
   5.500%, 01/01/10                                    $   500      $    554
  Delaware Valley Regional Finance Authority
   (RB) (AMBAC) Series A
   5.900%, 04/15/16                                      1,000         1,063
  Fairview School District (GO) (FGIC)
   6.000%, 02/15/07                                        880           957
  Garnet Valley School District (GO) (FGIC)
   5.375%, 04/01/13                                        500           550
  Gettysburg College Municipal Authority
   (RB) (MBIA)
   5.375%, 08/15/13                                      1,000         1,111
  Gettysburg Municipal Authority, Gettysburg
   College Project (RB)
   6.500%, 08/15/09                                        125           129
  Indiana County Industrial Development
   Authority, New York State Electric & Gas
   (RB) (MBIA) Series A
   6.000%, 06/01/06                                      1,000         1,075
  Monroeville County Hospital Authority,
   East Suburban Health Center Project
   7.600%, 07/01/08                                        530           533
  Montgomery County (GO)
   4.600%, 10/15/11                                        225           237
  Montgomery County Higher Education &
   Health Authority, Foulkeways at Gwynedd
   Project (RB)
   6.000%, 11/15/07                                        105           108
   5.900%, 11/15/06                                        190           195
  Moon Area School District (GO) (FGIC)
   Series A (B)
   0.000%, 11/15/11                                      1,520         1,124
  North Huntingdon Township (RB) (AMBAC)
   5.500%, 04/01/15                                      1,025         1,107
  North Wales Water Authority (RB) (FGIC)
   5.000%, 11/01/13                                        400           424
  Northampton County (GO)
   5.125%, 08/15/17                                        735           766
  Northampton County, General Purpose
   Authority (RB)
   5.250%, 10/01/15                                      1,000         1,097
  Oxford Area School District (GO) (FGIC)
   Series A
   5.500%, 02/15/13                                        690           764
  Parkland School District (GO) (FGIC)
   5.375%, 09/01/14                                      1,000         1,109
  Pennsylvania Convention Center Authority
   (RB) (FGIC) Series A
   6.000%, 09/01/19                                      1,000         1,144
  Pennsylvania Introgovernmental Cooperative
   Authority, Philadelphia Funding Program,
   Special Tax Revenue (RB)
   5.300%, 06/15/08                                        750           792
  Pennsylvania State (GO)
   5.125%, 09/15/08                                        500           537

ARMADA TAX FREE BOND FUNDS
STATEMENT OF NET ASSETS

ARMADA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
MAY 31, 2004

--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Pennsylvania State (GO) Second Series
   5.000%, 08/01/15                                    $ 1,000       $ 1,047
  Pennsylvania State Higher Educational
   Facilities Authority (RB)
   5.000%, 06/15/10                                      1,000         1,084
  Pennsylvania State Higher Educational
   Facilities Authority, La Salle University
   Project (RB) (MBIA)
   5.625%, 05/01/17                                        500           534
  Pennsylvania State Higher Educational
   Facilities Authority, University of
   Pennsylvania Project (RB) Series A
   6.500%, 09/01/04                                        250           253
   5.550%, 09/01/09                                      1,300         1,357
  Pennsylvania State Housing Finance Agency,
   Residential Development Section 8 Project
   (RB)
   2.950%, 07/01/05                                      1,000         1,009
  Pennsylvania State Industrial Development
   Authority, Economic Development Project
   (RB) (AMBAC)
   5.800%, 07/01/09                                        700           785
  Pennsylvania State Infrastructure Investment
   Authority, Pennvest LN Pool Project
   (RB) (MBIA)
   5.625%, 09/01/13                                        725           786
  Pennsylvania State Infrastructure Investment
   Authority, Pennvest Project (RB) Series B
   6.450%, 09/01/04                                      1,500         1,519
  Pennsylvania State Intergovernmental
   Cooperative Authority, Special Tax, City of
   Philadelphia Funding Program (RB) (FGIC)
   5.250%, 06/15/12                                        500           542
   5.250%, 06/15/17                                        500           525
  Pennsylvania State University (GO)
   5.000%, 03/01/13                                      1,000         1,081
  Pennsylvania State University (RB)
   5.250%, 08/15/11                                        475           524
   5.250%, 08/15/13                                      1,000         1,099
  Pennsylvania State University (RB) Series A
   4.900%, 08/15/10                                        200           213
  Perkiomen Valley School District (GO) (FSA)
   5.000%, 02/01/17                                        100           103
  Philadelphia Hospital Authority, Graduate
   Hospital Project (RB) (ETM)
   7.000%, 07/01/10                                        265           296
  Philadelphia Hospital Authority, Thomas
   Jefferson University Hospital Project
   (RB) (ETM)
   7.000%, 07/01/08                                        155           169
  Philadelphia Parking Authority (RB) (AMBAC)
   5.125%, 02/01/09                                        250           271
  Philadelphia Redevelopment Authority,
   Neighborhood Tranformation Project
   (RB) (FGIC) Series A
   5.000%, 04/15/09                                        320           346


--------------------------------------------------------------------------------
                                                         PAR          VALUE
                                                        (000)         (000)
--------------------------------------------------------------------------------
  Philadelphia Water & Waste Water Authority
   (RB) (MBIA)
   6.250%, 08/01/08                                    $   500       $   561
   6.250%, 08/01/11                                        200           232
   5.500%, 06/15/07                                      1,500         1,625
  Pittsburgh & Allegheny County Public
   Auditorium, Regional Asset District
   Sales Tax (RB) (AMBAC)
   5.250%, 02/01/14                                        500           536
  Pittsburgh Area School District (GO) (FSA)
   Series A
   5.250%, 09/01/12                                      2,000         2,198
  Pittsburgh Public Parking Authority
   (RB) (AMBAC)
   6.000%, 12/01/09                                        945         1,070
  Pittsburgh Water & Sewer Authority
   (RB) (AMBAC)
   5.000%, 12/01/14                                        185           197
  Pittsburgh Water & Sewer Authority
   (RB) (FGIC) Series A
   5.000%, 09/01/18                                        570           583
  Pittsburgh, Prerefunded 09/01/04 @ 100
   (GO) (MBIA) Series A
   5.500%, 09/01/06                                        955           965
  Scranton-Lackawanna Health & Welfare
   Authority (RB)
   6.625%, 07/01/09                                        320           349
  Shaler School District Capital Appreciation
   (GO) Series A (B)
   0.000%, 11/15/20                                        615           268
  Southeastern Transportation Authority
   (RB) (FGIC) Series A
   5.250%, 03/01/17                                      1,070         1,130
  State Public School Building Authority,
   Delaware County Community College
   Project (RB) (MBIA)
   5.750%, 10/01/16                                        150           166
  Washington County Lease Authority,
   Special Sub-Series (RB) (ETM)
   7.875%, 12/15/18                                      1,000         1,339
  West Chester Area School District
   (GO) (MBIA)
   3.850%, 01/15/10                                        750           759
  West Mifflin Sewer Authority (RB) (MBIA)
   5.000%, 08/01/14                                        250           262
  West Whiteland Municipal Sewer Authority
   (RB) (ETM)
   6.400%, 09/15/13                                        240           277
                                                                     -------
                                                                      52,637
--------------------------------------------------------------------------------
PUERTO RICO -- 5.3%
  Commonwealth of Puerto Rico (GO)
   6.250%, 07/01/12                                        500           586
  Commonwealth of Puerto Rico Aqueduct &
   Sewer Authority (RB) (MBIA)
   6.000%, 07/01/07                                      1,000         1,102

--------------------------------------------------------------------------------
                                                      NUMBER OF       VALUE
                                                       SHARES         (000)
--------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public
 Buildings Authority (RB) (FSA) Series L
 5.500%, 07/01/07                                      $ 1,000       $ 1,087
Puerto Rico Housing Finance Authority,
 Multi-Family Housing Mortgage Project
 (RB) (FHA)
 7.400%, 04/01/07                                          120           120
 7.300%, 10/01/06                                          115           115
                                                                     -------
                                                                       3,010
--------------------------------------------------------------------------------

Total Municipal Bonds (Cost $53,737)                                  55,647
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 1.0%
Armada Pennsylvania Tax-Exempt Money
Market Fund, Class I+                                  566,039           566
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $566)                           566
--------------------------------------------------------------------------------

Total Investments -- 98.9% (Cost $54,303)                             56,213
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- 1.1%
  Investment Advisory Fees Payable                                       (19)
  12b-1 Fees Payable
   Class I                                                                (2)
  Administration Fees Payable                                             (3)
  Custody Fees Payable                                                    (1)
  Other Assets & Liabilities                                             673
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                                   648
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                           $56,861
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                      VALUE
                                                                      (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                          $55,008
Distributions in excess of net investment income                         (44)
Accumulated net realized loss on investments                             (13)
Net unrealized appreciation on investments                             1,910
--------------------------------------------------------------------------------
Total Net Assets                                                     $56,861
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($54,675,128 / 5,224,900
  outstanding shares of beneficial interest)                          $10.46
--------------------------------------------------------------------------------
Net Asset Value and Redemption
  Price Per Share -- Class A ($1,299,269 / 123,926
  outstanding shares of beneficial interest)                          $10.48
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($10.48 / 97.00%)         $10.80
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class C ($886,955 / 84,665
  outstanding shares of beneficial interest)                          $10.48
--------------------------------------------------------------------------------
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
(A) VARIABLE RATE SECURITY -- RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 2004, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(B) ZERO COUPON
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
ETM -- ESCROWED TO MATURITY
FGIC -- FEDERAL GUARANTY INSURANCE COMPANY
FHA -- FEDERAL HOUSING AUTHORITY
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA EQUITY FUNDS
STATEMENTS OF OPERATIONS (000)
YEAR ENDED MAY 31, 2004

                                                                              LARGE CAP
                                                          INTERNATIONAL         CORE            LARGE CAP         LARGE CAP
                                                           EQUITY FUND       EQUITY FUND       GROWTH FUND        VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends .............................................     $ 6,603            $ 3,370           $ 6,977           $13,025
Interest ..............................................         379                 --                --                --
Income from affiliate+ ................................         139                 48               112                84
Security lending income ...............................         195                 35               138               127
Less: foreign taxes withheld ..........................        (642)                (6)               (4)             (101)
------------------------------------------------------------------------------------------------------------------------------------
Total Investment Income ...............................       6,674              3,447             7,223            13,135
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees ..............................       3,567              1,472             5,340             4,253
Administration fees ...................................         217                137               499               397
12b-1 fees:
   Class I Shares .....................................         146                 92               281               258
   Class A Shares .....................................           6                  3                71                19
   Class B Shares .....................................          15                 19                43                71
   Class C Shares .....................................           6                  4                 5                 4
   Class H Shares .....................................           1                  1                --                 1
   Class R Shares .....................................           1                  1                 1                 2
Shareholder servicing fees:
   Class A Shares .....................................          33                 16               357                96
   Class B Shares .....................................           5                  6                14                24
   Class C Shares .....................................           2                  1                 2                 1
   Class H Shares .....................................          --                 --                --                --
Transfer agent fees ...................................         105                 56               199               192
Custodian fees ........................................         232                 34                85                70
Professional fees .....................................          28                 17                48                42
Pricing fees ..........................................          10                  2                 2                 2
Printing and shareholder reports ......................          19                 11                38                31
Registration and filing fees ..........................          16                 11                23                19
Trustees' fees ........................................           8                  6                20                17
Miscellaneous .........................................          13                  8                32                26
------------------------------------------------------------------------------------------------------------------------------------
Total Expenses ........................................       4,430              1,897             7,060             5,525
------------------------------------------------------------------------------------------------------------------------------------
LESS:
Waiver of investment advisory fees ....................          --                 --                --                --
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses ..........................................       4,430              1,897             7,060             5,525
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) ..........................       2,244              1,550               163             7,610
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments sold ..........      37,793             15,582            43,907            28,616
Net realized gain on foreign currency transactions ....       1,618                 --                --                --
Net realized gain (loss) on futures ...................       8,696                297              (826)            1,352
Net change in unrealized appreciation (depreciation)
   on futures .........................................        (729)                 8               127               (89)
Net change in unrealized appreciation on foreign
   currency translation ...............................         236                 --                --                --
Net change in unrealized appreciation (depreciation)
   on investments .....................................      30,036              7,580            20,508            58,098
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments ........................      77,650             23,467            63,716            87,977
Net increase (decrease) in net assets resulting
   from operations ....................................     $79,894            $25,017           $63,879           $95,587
====================================================================================================================================



                                                            MID CAP           MID CAP           S&P 500          SMALL CAP
                                                          GROWTH FUND       VALUE FUND        INDEX FUND         CORE FUND*
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends .............................................     $   379           $   744            $ 5,877           $    21
Interest ..............................................          --                --                 --                 2
Income from affiliate+ ................................          16                17                209                 1
Security lending income ...............................          42                20                 47                 1
Less: foreign taxes withheld ..........................          (1)               (1)                --                --
------------------------------------------------------------------------------------------------------------------------------------
Total Investment Income ...............................         436               780              6,133                25
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees ..............................
Administration fees ...................................         978               551              1,297                39
12b-1 fees:                                                      68                39                259                 3
   Class I Shares .....................................          37                10                 11                 2
   Class A Shares .....................................           9                 1                 --                --
   Class B Shares .....................................          31                14                 18                --
   Class C Shares .....................................           2                 4                 10                --
   Class H Shares .....................................          --                 1                  1                --
   Class R Shares .....................................          --                 1                  5                --
Shareholder servicing fees:
   Class A Shares .....................................          46                 9                 33                --
   Class B Shares .....................................          10                 5                  6                --
   Class C Shares .....................................           1                 1                  3                --
   Class H Shares .....................................          --                --                 --                --
Transfer agent fees ...................................          69                25                 98                 2
Custodian fees ........................................          23                15                 51                 1
Professional fees .....................................          12                 8                 28                 1
Pricing fees ..........................................           5                 4                 18                 1
Printing and shareholder reports ......................           6                 3                 18                 1
Registration and filing fees ..........................          10                 1                 12                 1
Trustees' fees ........................................           3                 2                 13                --
Miscellaneous .........................................           5                 3                 14                --
------------------------------------------------------------------------------------------------------------------------------------
Total Expenses ........................................       1,315               697              1,895                51
------------------------------------------------------------------------------------------------------------------------------------
LESS:
Waiver of investment advisory fees ....................        (123)              (77)              (556)               --
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses ..........................................       1,192               620              1,339                51
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) ..........................        (756)              160              4,794               (26)
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments sold ..........      14,480             8,212               (539)             (437)
Net realized gain on foreign currency transactions ....          --                --                 --                --
Net realized gain (loss) on futures ...................          67               554              4,048                --
Net change in unrealized appreciation (depreciation)
   on futures .........................................          --                --             (1,312)               --
Net change in unrealized appreciation on foreign
   currency translation ...............................          --                --                 --                --
Net change in unrealized appreciation (depreciation)
   on investments .....................................         676             3,892             49,928              (831)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments ........................      15,223            12,658             52,125            (1,268)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations ....................................     $14,467           $12,818            $56,919           $(1,294)
====================================================================================================================================



                                                            SMALL CAP      SMALL CAP       TAX MANAGED
                                                           GROWTH FUND     VALUE FUND      EQUITY FUND
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends .............................................     $   195         $ 12,175         $ 2,648
Interest ..............................................          --               --              --
Income from affiliate+ ................................          37              334               7
Security lending income ...............................         195              498              17
Less: foreign taxes withheld ..........................          (1)              --              (7)
--------------------------------------------------------------------------------------------------------------
Total Investment Income ...............................         426           13,007           2,665
--------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees ..............................       2,052           10,424           1,115
Administration fees ...................................         144              730             104
12b-1 fees:
   Class I Shares .....................................          88              383              46
   Class A Shares .....................................          11               85               4
   Class B Shares .....................................          44              102              50
   Class C Shares .....................................           5              120               5
   Class H Shares .....................................          --                6              --
   Class R Shares .....................................           1               --              --
Shareholder servicing fees:
   Class A Shares .....................................          55              453              30
   Class B Shares .....................................          14               34              17
   Class C Shares .....................................           2               40               2
   Class H Shares .....................................          --                2              --
Transfer agent fees ...................................         130              318              48
Custodian fees ........................................          34              112              28
Professional fees .....................................          19               58              16
Pricing fees ..........................................           6                5               2
Printing and shareholder reports ......................          11               55               7
Registration and filing fees ..........................          11               30              13
Trustees' fees ........................................           7               27               4
Miscellaneous .........................................           8               35               7
--------------------------------------------------------------------------------------------------------------
Total Expenses ........................................       2,642           13,019           1,498
--------------------------------------------------------------------------------------------------------------
LESS:
Waiver of investment advisory fees ....................          --               --            (178)
--------------------------------------------------------------------------------------------------------------
Net Expenses ..........................................       2,642           13,019           1,320
--------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) ..........................      (2,216)             (12)          1,345
--------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments sold ..........      50,980          284,942          40,580
Net realized gain on foreign currency transactions ....          --               --              --
Net realized gain (loss) on futures ...................         575            8,103              --
Net change in unrealized appreciation (depreciation)
   on futures .........................................        (241)          (2,115)             --
Net change in unrealized appreciation on foreign
   currency translation ...............................          --               --              --
Net change in unrealized appreciation (depreciation)
   on investments .....................................     (13,422)         (32,888)        (16,193)
--------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments ........................      37,892          258,042          24,387
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations ....................................    $ 35,676         $258,030        $ 25,732
==============================================================================================================

*COMMENCED OPERATIONS ON APRIL 2, 2004.
+SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.

SEE NOTES TO FINANCIAL STATEMENTS.

128 and 129

ARMADA ASSET ALLOCATION FUNDS
STATEMENTS OF OPERATIONS (000)
YEAR ENDED MAY 31, 2004

                                                                               AGGRESSIVE        BALANCED       CONSERVATIVE
                                                                               ALLOCATION       ALLOCATION       ALLOCATION
                                                                                  FUND             FUND             FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends .................................................................       $ --           $ 1,596            $ --
Interest ..................................................................         --             1,558              --
Income from affiliate+ ....................................................         82               114             183
Security lending income ...................................................         --                36              --
Less: foreign taxes withheld ..............................................         --               (54)             --
------------------------------------------------------------------------------------------------------------------------------------
Total Investment Income ...................................................         82             3,250             183
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees ..................................................         22             1,143              23
Administration fees .......................................................          6               107               6
12b-1 fees:
   Class I Shares .........................................................          2                60               2
   Class A Shares .........................................................          1                 8               2
   Class B Shares .........................................................          7                49               6
   Class C Shares .........................................................          3                 7               6
   Class H Shares .........................................................          3                 5               4
   Class R Shares .........................................................         --                --              --
Shareholder servicing fees:
   Class A Shares .........................................................          8                37               8
   Class B Shares .........................................................          3                16               2
   Class C Shares .........................................................          1                 3               2
   Class H Shares .........................................................          1                 2               2
Transfer agent fees .......................................................          6                48               4
Custodian fees ............................................................          6                67               6
Professional fees .........................................................          3                15               3
Pricing fees ..............................................................         --                20              --
Printing and shareholder reports ..........................................         --                 9               1
Registration and filing fees ..............................................          2                 9               1
Trustees' fees ............................................................         --                 2              --
Miscellaneous .............................................................          1                 2               1
------------------------------------------------------------------------------------------------------------------------------------
Total Expenses ............................................................         75             1,609              79
------------------------------------------------------------------------------------------------------------------------------------
LESS:
Waiver of investment advisory fees ........................................        (22)               --             (23)
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses ..............................................................         53             1,609              56
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income .....................................................         29             1,641             127
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments sold ..............................        397            17,050             107
Net realized gain on foreign currency transactions ........................         --                21              --
Net realized gain on futures ..............................................         --               646              --
Capital gain distributions received from other Armada Funds ...............         10                --               5
Net change in unrealized depreciation on futures ..........................         --              (266)             --
Net change in unrealized depreciation on foreign currency
   translation ............................................................         --                19              --
Net change in unrealized appreciation (depreciation)
   on investments .........................................................        400            (2,768)            239
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments ............................................        807            14,702             351
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations ........................................................       $836           $16,343            $478
====================================================================================================================================



                                                       ARMADA FIXED INCOME FUNDS
                                                  STATEMENTS OF OPERATIONS (000)
                                                         YEAR ENDED MAY 31, 2004
                                                                                               GOVERNMENT
                                                                                    BOND        MORTGAGE       INTERMEDIATE
                                                                                    FUND        BOND FUND        BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends .................................................................       $     --       $    --         $     --
Interest ..................................................................         24,269        11,757           17,589
Income from affiliate+ ....................................................             57            34               75
Security lending income ...................................................            119             4              145
Less: foreign taxes withheld ..............................................             --            --               --
------------------------------------------------------------------------------------------------------------------------------------
Total Investment Income ...................................................         24,445        11,795           17,809
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees ..................................................          2,926         1,357            2,459
Administration fees .......................................................            372           173              313
12b-1 fees:
   Class I Shares .........................................................            257           107              213
   Class A Shares .........................................................              6             9                6
   Class B Shares .........................................................             14            53               47
   Class C Shares .........................................................              2            13                4
   Class H Shares .........................................................              1             3                1
   Class R Shares .........................................................             --             1               --
Shareholder servicing fees:
   Class A Shares .........................................................             33            44               31
   Class B Shares .........................................................              5            18               15
   Class C Shares .........................................................              1             4                1
   Class H Shares .........................................................             --             1               --
Transfer agent fees .......................................................            130            55              120
Custodian fees ............................................................             75            45               60
Professional fees .........................................................             44            16               34
Pricing fees ..............................................................             19           113               18
Printing and shareholder reports ..........................................             29            20               26
Registration and filing fees ..............................................             21            10               17
Trustees' fees ............................................................             10             4               13
Miscellaneous .............................................................             18             2               12
------------------------------------------------------------------------------------------------------------------------------------
Total Expenses ............................................................          3,963         2,048            3,390
------------------------------------------------------------------------------------------------------------------------------------
LESS:
Waiver of investment advisory fees ........................................             --          (219)            (671)
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses ..............................................................          3,963         1,829            2,719
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income .....................................................         20,482         9,966           15,090
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments sold ..............................         14,560        (4,142)           7,291
Net realized gain on foreign currency transactions ........................             --            --               --
Net realized gain on futures ..............................................             --            --               --
Capital gain distributions received from other Armada Funds ...............             --            --               --
Net change in unrealized depreciation on futures ..........................             --            --               --
Net change in unrealized depreciation on foreign currency
   translation ............................................................             --            --               --
Net change in unrealized appreciation (depreciation)
   on investments .........................................................        (38,182)       (4,585)         (23,565)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments ............................................        (23,622)       (8,727)         (16,274)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations ........................................................       $ (3,140)      $ 1,239         $ (1,184)
====================================================================================================================================


                                                                                                 TOTAL RETURN
                                                                            LIMITED MATURITY       ADVANTAGE       ULTRA SHORT
                                                                               BOND FUND             FUND           BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends .................................................................     $    --          $     --           $    --
Interest ..................................................................      10,351            12,625             2,947
Income from affiliate+ ....................................................          57                40                34
Security lending income ...................................................         155                79                39
Less: foreign taxes withheld ..............................................          --                --                --
------------------------------------------------------------------------------------------------------------------------------------
Total Investment Income ...................................................      10,563            12,744             3,020
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees ..................................................       1,525             1,548               634
Administration fees .......................................................         237               197               111
12b-1 fees:
   Class I Shares .........................................................         158               138                31
   Class A Shares .........................................................           4                 2                --
   Class B Shares .........................................................          13                 8                --
   Class C Shares .........................................................          10                 2                --
   Class H Shares .........................................................           6                --                --
   Class R Shares .........................................................          --                 1                --
Shareholder servicing fees:
   Class A Shares .........................................................          19                10                 5
   Class B Shares .........................................................           4                 3                --
   Class C Shares .........................................................           3                 1                --
   Class H Shares .........................................................           2                --                --
Transfer agent fees .......................................................          85               110                32
Custodian fees ............................................................          48                43                29
Professional fees .........................................................          28                21                15
Pricing fees ..............................................................          17                14                12
Printing and shareholder reports ..........................................          21                16                11
Registration and filing fees ..............................................          14                12                 3
Trustees' fees ............................................................          10                10                 6
Miscellaneous .............................................................          10                 9                 6
------------------------------------------------------------------------------------------------------------------------------------
Total Expenses ............................................................       2,214             2,145               895
------------------------------------------------------------------------------------------------------------------------------------
LESS:
Waiver of investment advisory fees ........................................        (339)             (422)             (317)
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses ..............................................................       1,875             1,723               578
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income .....................................................       8,688            11,021             2,442
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments sold ..............................         266             5,384              (248)
Net realized gain on foreign currency transactions ........................          --                --                --
Net realized gain on futures ..............................................          --                --                --
Capital gain distributions received from other Armada Funds ...............          --                --                --
Net change in unrealized depreciation on futures ..........................          --                --                --
Net change in unrealized depreciation on foreign currency
   translation ............................................................          --                --                --
Net change in unrealized appreciation (depreciation)
   on investments .........................................................      (7,195)          (20,288)             (828)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments ............................................      (6,929)          (14,904)           (1,076)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations ........................................................     $ 1,759          $ (3,883)          $ 1,366
====================================================================================================================================

+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.

SEE NOTES TO FINANCIAL STATEMENTS.

130 and 131

ARMADA TAX FREE BOND FUNDS
STATEMENTS OF OPERATIONS (000)
YEAR ENDED MAY 31, 2004

                                                                              MICHIGAN            OHIO          PENNSYLVANIA
                                                         INTERMEDIATE       INTERMEDIATE      INTERMEDIATE      INTERMEDIATE
                                                          TAX EXEMPT          MUNICIPAL        TAX EXEMPT         MUNICIPAL
                                                           BOND FUND          BOND FUND         BOND FUND         BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest ..............................................     $ 7,859            $ 7,261           $ 7,680           $ 2,306
Income from affiliate+ ................................          37                 --                30                17
------------------------------------------------------------------------------------------------------------------------------------
Total Investment Income ...............................       7,896              7,261             7,710             2,323
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees ..............................         993                849             1,007               319
Administration fees ...................................         126                108               128                40
12b-1 fees:
   Class I Shares .....................................          87                 69                83                28
   Class A Shares .....................................           2                  7                 6                 1
   Class B Shares .....................................           6                 13                 6                --
   Class C Shares .....................................           1                  1                 8                 7
   Class H Shares .....................................          --                 --                 1                --
Shareholder servicing fees:
   Class A Shares .....................................          12                 34                31                 3
   Class B Shares .....................................           2                  4                 2                --
   Class C Shares .....................................          --                 --                 3                 2
Transfer agent fees ...................................          43                 40                44                15
Custodian fees ........................................          31                 28                32                15
Professional fees .....................................          17                 16                18                 9
Pricing fees ..........................................          20                 13                24                11
Printing and shareholder reports ......................          10                  9                10                 3
Registration and filing fees ..........................          13                  6                14                 5
Trustees' fees ........................................           5                  4                 5                 2
Miscellaneous .........................................           2                  2                 2                 1
------------------------------------------------------------------------------------------------------------------------------------
Total Expenses ........................................       1,370              1,203             1,424               461
------------------------------------------------------------------------------------------------------------------------------------
LESS:
Waiver of investment advisory fees ....................        (270)              (231)             (274)              (87)
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses ..........................................       1,100                972             1,150               374
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income .................................       6,796              6,289             6,560             1,949

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments sold .................         138                307               153                38
Net change in unrealized depreciation on investments ..      (7,876)            (7,148)           (7,993)           (2,624)
------------------------------------------------------------------------------------------------------------------------------------
Net loss on investments ...............................      (7,738)            (6,841)           (7,840)           (2,586)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations ..     $  (942)           $  (552)          $(1,280)          $  (637)
====================================================================================================================================

+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.

SEE NOTES TO FINANCIAL STATEMENTS.
132

                                                             ARMADA EQUITY FUNDS
                                       STATEMENTS OF CHANGES IN NET ASSETS (000)


                                                                    INTERNATIONAL EQUITY FUND        LARGE CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                                                  ------------------------------   ------------------------------
                                                                   MAY 31, 2004    MAY 31, 2003     MAY 31, 2004    MAY 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                               $   2,244       $     4,136       $  1,550       $  1,414
Net realized gain (loss) on investments sold,
   futures and foreign currency transactions                           48,107          (103,215)        15,879        (12,764)
Net unrealized appreciation (depreciation) on investments,
   futures and foreign currency translation                            29,543            11,082          7,588         (2,828)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        79,894           (87,997)        25,017        (14,178)
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                             (4,678)           (1,256)        (1,533)        (1,253)
   Class A                                                               (140)              (34)           (39)           (25)
   Class B                                                                (18)               --             (1)            (3)
   Class C                                                                 (9)               --             --             (1)
   Class H                                                                 (1)               --             --             --
   Class R                                                                 (4)               --             (1)            --
--------------------------------------------------------------------------------------------------------------------------------
Total dividends                                                        (4,850)           (1,290)        (1,574)        (1,282)
--------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                            100,876           934,898         52,297         29,309
   Class A                                                             61,576           376,346          4,402          3,455
   Class B                                                                293               225          1,946            234
   Class C                                                              6,730               842            546            123
   Class H                                                                 14                71            126            117
   Class R                                                                360                --            492             --
Reinvestment of dividends:
   Class I                                                                904               200          1,182          1,101
   Class A                                                                129                19             37             24
   Class B                                                                 17                --              1              2
   Class C                                                                  8                --             --              1
   Class H                                                                  1                --             --             --
   Class R                                                                  4                --              1             --
--------------------------------------------------------------------------------------------------------------------------------
                                                                      170,912         1,312,601         61,030         34,366
--------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                           (214,173)       (1,040,747)       (18,350)        (4,594)
   Class A                                                            (86,528)         (357,463)        (1,135)        (1,849)
   Class B                                                               (926)             (901)          (349)          (314)
   Class C                                                             (6,113)             (893)          (423)           (57)
   Class H                                                               (114)               --           (288)            --
   Class R                                                               (107)               --            (68)            --
--------------------------------------------------------------------------------------------------------------------------------
                                                                     (307,961)       (1,400,004)       (20,613)        (6,814)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions            (137,049)          (87,403)        40,417         27,552
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               (62,005)         (176,690)        63,860         12,092
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                                  357,062           533,752        159,101        147,009
--------------------------------------------------------------------------------------------------------------------------------
   End of year                                                      $ 295,057       $   357,062       $222,961       $159,101
================================================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA EQUITY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                       LARGE CAP GROWTH FUND            LARGE CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                         FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                                                   ------------------------------  ------------------------------
                                                                    MAY 31, 2004    MAY 31, 2003    MAY 31, 2004    MAY 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                        $     163         $   2,061       $   7,610      $   9,326
Net realized gain (loss) on investments sold,
   futures and foreign currency transactions                           43,081           (27,445)         29,968         (7,995)
Net unrealized appreciation (depreciation) on investments,
   futures and foreign currency translation                            20,635           (71,778)         58,009        (89,978)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        63,879           (97,162)         95,587        (88,647)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                             (2,113)           (1,860)         (7,417)        (8,768)
   Class A                                                               (339)              (99)           (462)          (437)
   Class B                                                                 (7)               --             (64)           (40)
   Class C                                                                 (1)               --              (5)            (2)
   Class R                                                                 (1)               --              (2)            --
Distributions from net realized capital gains:
   Class I                                                                 --                --              --         (1,161)
   Class A                                                                 --                --              --            (80)
   Class B                                                                 --                --              --            (16)
   Class C                                                                 --                --              --             (1)
   Class H                                                                 --                --              --             --
   Class R                                                                 --                --              --             --
Return of capital distributions:
   Class I                                                                 --                --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                      (2,461)           (1,959)         (7,950)       (10,505)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                             81,601            75,501          85,890        122,130
   Class A                                                             15,576            89,246           8,470          8,668
   Class B                                                              3,729             1,272           4,336          1,230
   Class C                                                                416               104             593             71
   Class H                                                                 10                72             108            105
   Class R                                                                571                --             784             --
Net asset value of shares issued from merger 1:
   Class I                                                             53,365                --              --             --
   Class A                                                              6,453                --              --             --
   Class B                                                              3,108                --              --             --
   Class C                                                                333                --              --             --
   Class H                                                                 --                --              --             --
Reinvestment of dividends and distributions:
   Class I                                                              1,136               961           1,921          3,870
   Class A                                                                328                94             400            449
   Class B                                                                  6                --              63             54
   Class C                                                                  1                --               4              2
   Class H                                                                 --                --              --              1
   Class R                                                                  1                --               2             --
------------------------------------------------------------------------------------------------------------------------------------
                                                                      166,634           167,250         102,571        136,580
------------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                           (145,794)         (144,776)       (147,240)      (271,260)
   Class A                                                            (28,983)          (46,746)         (7,849)        (9,897)
   Class B                                                               (793)             (519)         (2,312)        (2,628)
   Class C                                                               (209)              (99)           (250)           (70)
   Class H                                                                (83)              (25)           (239)           (21)
   Class R                                                               (279)               --            (323)            --
------------------------------------------------------------------------------------------------------------------------------------
                                                                     (176,141)         (192,165)       (158,213)      (283,876)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions              (9,507)          (24,915)        (55,642)      (147,296)
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                51,911          (124,036)         31,995       (246,448)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                                  682,736           806,772         546,746        793,194
------------------------------------------------------------------------------------------------------------------------------------
   End of year                                                      $ 734,647         $ 682,736       $ 578,741      $ 546,746
====================================================================================================================================


                                                                       MID CAP GROWTH FUND              MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        FOR THE YEAR ENDED         FOR THE           FOR THE
                                                                   ----------------------------   YEAR ENDED   PERIOD JULY 1, 2002*-
                                                                   MAY 31, 2004    MAY 31, 2003  MAY 31, 2004      MAY 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                        $   (756)         $ (1,071)      $    160        $   163
Net realized gain (loss) on investments sold,
   futures and foreign currency transactions                          14,547           (21,614)         8,766           (651)
Net unrealized appreciation (depreciation) on investments,
   futures and foreign currency translation                              676            (4,057)         3,892          4,083
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       14,467           (26,742)        12,818          3,595
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                                --                --           (328)           (65)
   Class A                                                                --                --            (19)            (1)
   Class B                                                                --                --             (5)            --
   Class C                                                                --                --             --             --
   Class R                                                                --                --             (1)            --
Distributions from net realized capital gains:
   Class I                                                                --                --         (1,046)            --
   Class A                                                                --                --            (75)            --
   Class B                                                                --                --            (50)            --
   Class C                                                                --                --            (10)            --
   Class H                                                                --                --             (3)            --
   Class R                                                                --                --             (3)            --
Return of capital distributions:
   Class I                                                               (10)               --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                        (10)               --         (1,540)           (66)
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                             5,954             7,503         18,115         34,883
   Class A                                                             4,666            21,138          3,897          1,434
   Class B                                                               805               233          3,255             --
   Class C                                                               186                39            794             --
   Class H                                                                10                30            165             --
   Class R                                                                --                --            293             --
Net asset value of shares issued from merger 1:
   Class I                                                                --                --             --             --
   Class A                                                                --                --             --             --
   Class B                                                                --                --             --             --
   Class C                                                                --                --             --             --
   Class H                                                                --                --             --             --
Reinvestment of dividends and distributions:
   Class I                                                                 6                --            539              6
   Class A                                                                --                --             90              1
   Class B                                                                --                --             54             --
   Class C                                                                --                --             10             --
   Class H                                                                --                --              3             --
   Class R                                                                --                --              4             --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      11,627            28,943         27,219         36,324
-----------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                           (24,205)          (52,934)       (12,774)        (1,974)
   Class A                                                            (4,499)          (22,004)          (590)          (261)
   Class B                                                            (2,146)           (1,906)          (137)            --
   Class C                                                               (66)              (28)           (11)            --
   Class H                                                               (48)               (3)          (197)            --
   Class R                                                                --                --            (49)            --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     (30,964)          (76,875)       (13,758)        (2,235)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions            (19,337)          (47,932)        13,461         34,089
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               (4,880)          (74,674)        24,739         37,618
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                                  95,736           170,410         37,618             --
-----------------------------------------------------------------------------------------------------------------------------------
   End of year                                                      $ 90,856          $ 95,736       $ 62,357        $37,618
===================================================================================================================================


                                                                         S&P 500 INDEX FUND
------------------------------------------------------------------------------------------------------
                                                                         FOR THE YEAR ENDED
                                                                    ----------------------------
                                                                    MAY 31, 2004    MAY 31, 2003
------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                         $   4,794        $  3,800
Net realized gain (loss) on investments sold,
   futures and foreign currency transactions                             3,509         (14,482)
Net unrealized appreciation (depreciation) on investments,
   futures and foreign currency translation                             48,616         (17,295)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         56,919         (27,977)
------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                              (4,400)         (3,749)
   Class A                                                                (135)           (112)
   Class B                                                                  (9)             (7)
   Class C                                                                  (5)             (4)
   Class R                                                                  (6)             --
Distributions from net realized capital gains:
   Class I                                                                  --              --
   Class A                                                                  --              --
   Class B                                                                  --              --
   Class C                                                                  --              --
   Class H                                                                  --              --
   Class R                                                                  --              --
Return of capital distributions:
   Class I                                                                  --              --
------------------------------------------------------------------------------------------------------
Total dividends and distributions                                       (4,555)         (3,872)
------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                             156,878          75,648
   Class A                                                               7,451          10,935
   Class B                                                               1,082             724
   Class C                                                                 793             192
   Class H                                                                 173              28
   Class R                                                               2,121              --
Net asset value of shares issued from merger 1:
   Class I                                                                  --              --
   Class A                                                                  --              --
   Class B                                                                  --              --
   Class C                                                                  --              --
   Class H                                                                  --              --
Reinvestment of dividends and distributions:
   Class I                                                               4,110           3,274
   Class A                                                                 124             101
   Class B                                                                   9               7
   Class C                                                                   5               4
   Class H                                                                  --              --
   Class R                                                                   7              --
------------------------------------------------------------------------------------------------------
                                                                       172,753          90,913
------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                            (104,420)        (77,204)
   Class A                                                              (6,066)         (6,127)
   Class B                                                                (221)           (175)
   Class C                                                                (147)           (108)
   Class H                                                                (248)            (31)
   Class R                                                                (803)             --
------------------------------------------------------------------------------------------------------
                                                                      (111,905)        (83,645)
------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions               60,848           7,268
------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                113,212         (24,581)
------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                                   296,840         321,421
------------------------------------------------------------------------------------------------------
   End of year                                                       $ 410,052        $296,840
======================================================================================================

* COMMENCED OPERATIONS ON JULY 1, 2002.                1 SEE NOTE 10 IN NOTES TO FINANCIAL STATEMENTS.

SEE NOTES TO FINANCIAL STATEMENTS.

134 and 135

ARMADA EQUITY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                                                         SMALL CAP CORE FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                FOR THE
                                                                                                        PERIOD APRIL 2, 2004*-
                                                                                                             MAY 31, 2004
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                                                                   $   (26)
Net realized gain (loss) on investments sold and futures                                                          (437)
Net unrealized appreciation (depreciation) on investments
   and futures                                                                                                    (831)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                                 (1,294)
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                                                                          --
   Class A                                                                                                          --
   Class B                                                                                                          --
   Class C                                                                                                          --
Distributions from net realized capital gains:
   Class I                                                                                                          --
   Class A                                                                                                          --
   Class B                                                                                                          --
   Class C                                                                                                          --
   Class H                                                                                                          --
Return of capital distributions:
   Class I                                                                                                          --
   Class A                                                                                                          --
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                                                   --
--------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                                                                      30,303
   Class A                                                                                                         242
   Class B                                                                                                          25
   Class C                                                                                                         286
   Class H                                                                                                          --
   Class R                                                                                                          --
Reinvestment of dividends and distributions:
   Class I                                                                                                          --
   Class A                                                                                                          --
   Class B                                                                                                          --
   Class C                                                                                                          --
   Class H                                                                                                          --
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                30,856
--------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                                                                          (9)
   Class A                                                                                                          (2)
   Class B                                                                                                          --
   Class C                                                                                                          --
   Class H                                                                                                          --
   Class R                                                                                                          --
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   (11)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                                                       30,845
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                                         29,551
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                                                                                --
--------------------------------------------------------------------------------------------------------------------------------
   End of year                                                                                                 $29,551
================================================================================================================================


                                                                         SMALL CAP GROWTH FUND             SMALL CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                           FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                                                      ---------------------------      ---------------------------
                                                                      MAY 31, 2004   MAY 31, 2003      MAY 31, 2004   MAY 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                           $  (2,216)     $  (1,856)        $      (12)     $   3,586
Net realized gain (loss) on investments sold and futures                  51,555        (74,322)           293,045        (65,033)
Net unrealized appreciation (depreciation) on investments
   and futures                                                           (13,663)        18,019            (35,003)       (36,348)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           35,676        (58,159)           258,030        (97,795)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                                    --             --             (2,331)        (3,194)
   Class A                                                                    --             --               (171)          (299)
   Class B                                                                    --             --                 --             --
   Class C                                                                    --             --                 --             (1)
Distributions from net realized capital gains:
   Class I                                                                    --             --            (20,232)       (34,458)
   Class A                                                                    --             --             (4,588)        (3,501)
   Class B                                                                    --             --               (351)          (440)
   Class C                                                                    --             --               (413)          (424)
   Class H                                                                    --             --                (29)           (41)
Return of capital distributions:
   Class I                                                                    --             --                 --           (453)
   Class A                                                                    --             --                 --            (42)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                             --             --            (28,115)       (42,853)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                                40,402         50,473            176,602        230,287
   Class A                                                                27,491         18,352             73,042        144,825
   Class B                                                                 1,325            293              3,395          5,603
   Class C                                                                   951            160              8,570          9,252
   Class H                                                                    57             45                100            624
   Class R                                                                   254             --                 --             --
Reinvestment of dividends and distributions:
   Class I                                                                    --             --             16,208         24,582
   Class A                                                                    --             --              4,588          3,711
   Class B                                                                    --             --                329            421
   Class C                                                                    --             --                353            391
   Class H                                                                    --             --                 29             40
------------------------------------------------------------------------------------------------------------------------------------
                                                                          70,480         69,323            283,216        419,736
------------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                               (94,244)      (109,370)          (319,987)      (274,531)
   Class A                                                               (27,069)       (17,828)           (60,891)       (44,823)
   Class B                                                                (2,179)        (1,720)            (1,542)        (1,577)
   Class C                                                                  (692)          (164)            (3,071)        (2,428)
   Class H                                                                  (119)           (12)            (1,329)           (83)
   Class R                                                                   (78)            --                 --             --
------------------------------------------------------------------------------------------------------------------------------------
                                                                        (124,381)      (129,094)          (386,820)      (323,442)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                (53,901)       (59,771)          (103,604)        96,294
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  (18,225)      (117,930)           126,311        (44,354)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                                     181,034        298,964            944,380        988,734
------------------------------------------------------------------------------------------------------------------------------------
   End of year                                                         $ 162,809      $ 181,034         $1,070,691      $ 944,380
====================================================================================================================================


                                                                                 TAX MANAGED EQUTY FUND
------------------------------------------------------------------------------------------------------------
                                                                                    FOR THE YEAR ENDED
                                                                            --------------------------------
                                                                            MAY 31, 2004        MAY 31, 2003
------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                                  $  1,345            $  1,230
Net realized gain (loss) on investments sold and futures                        40,580               5,305
Net unrealized appreciation (depreciation) on investments
   and futures                                                                 (16,193)            (35,832)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 25,732             (29,297)
------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                                      (1,263)             (1,052)
   Class A                                                                         (91)                (62)
   Class B                                                                          (7)                 --
   Class C                                                                          (1)                 --
Distributions from net realized capital gains:
   Class I                                                                     (10,193)             (1,353)
   Class A                                                                        (933)               (124)
   Class B                                                                        (524)                (67)
   Class C                                                                         (59)                 (7)
   Class H                                                                          (3)                 (1)
Return of capital distributions:
   Class I                                                                          --                  --
   Class A                                                                          --                  --
------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                              (13,074)             (2,666)
------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                                       4,221               9,858
   Class A                                                                       1,054               2,600
   Class B                                                                         218                 581
   Class C                                                                         183                  34
   Class H                                                                           9                  89
   Class R                                                                          --                  --
Reinvestment of dividends and distributions:
   Class I                                                                       5,253                 705
   Class A                                                                         903                 157
   Class B                                                                         520                  65
   Class C                                                                          57                   6
   Class H                                                                           3                   1
------------------------------------------------------------------------------------------------------------
                                                                                12,421              14,096
------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                                     (48,887)            (22,884)
   Class A                                                                      (3,872)             (3,650)
   Class B                                                                      (1,132)             (1,826)
   Class C                                                                        (125)               (271)
   Class H                                                                        (118)                 (6)
   Class R                                                                          --                  --
------------------------------------------------------------------------------------------------------------
                                                                               (54,134)            (28,637)
------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                      (41,713)            (14,541)
------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                        (29,055)            (46,504)
------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                                           156,826             203,330
------------------------------------------------------------------------------------------------------------
   End of year                                                                $127,771            $156,826
============================================================================================================

* COMMENCEMENT OF OPERATIONS.
SEE NOTES TO FINANCIAL STATEMENTS.

136 amd 137

ARMADA ASSET ALLOCATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (000)


                                                                   AGGRESSIVE ALLOCATION FUND    BALANCED ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------
                                                                       FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                                                 ---------------------------    ----------------------------
                                                                 MAY 31, 2004   MAY 31, 2003    MAY 31, 2004    MAY 31, 2003
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                      $    29        $    (3)        $  1,641         $  2,243
Net realized gain (loss) on investments sold, futures and
   foreign currency transactions                                      407         (1,045)          17,717          (13,474)
Net unrealized appreciation on investments, futures and
   foreign currency translation                                       400            502           (3,015)           1,460
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       836           (546)          16,343           (9,771)
------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                            (11)            --           (1,321)          (2,313)
   Class A                                                            (11)            --             (123)            (244)
   Class B                                                             (2)            --               (9)             (46)
   Class C                                                             (1)            --               (1)              (6)
   Class H                                                             (1)            --               (1)              (6)
Return of capital distributions:
   Class I                                                             --            (21)              --               --
   Class A                                                             --            (20)              --               --
   Class B                                                             --             (2)              --               --
   Class C                                                             --             (1)              --               --
   Class H                                                             --             (4)              --               --
------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                     (26)           (48)          (1,455)          (2,615)
------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                          4,124            104           28,680           19,277
   Class A                                                            577            409            6,862            7,831
   Class B                                                            813            507            2,177            2,041
   Class C                                                            821             68            1,261              148
   Class H                                                             23            166               80              605
Reinvestment of dividends and distributions:
   Class I                                                             10             17            1,267            2,088
   Class A                                                             10             20              111              235
   Class B                                                              2              1                9               42
   Class C                                                              1              1                1                6
   Class H                                                              1              4                1                5
------------------------------------------------------------------------------------------------------------------------------
                                                                    6,382          1,297           40,549           32,278
------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                           (174)          (329)         (26,185)         (47,825)
   Class A                                                           (162)          (183)          (8,022)          (7,077)
   Class B                                                            (81)           (52)          (1,721)          (1,601)
   Class C                                                            (51)           (31)            (229)            (174)
   Class H                                                           (720)           (21)            (956)            (178)
------------------------------------------------------------------------------------------------------------------------------
                                                                   (1,188)          (616)         (37,113)         (56,855)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions           5,194            681            3,336          (24,577)
------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                             6,004             87           18,224          (36,963)
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                                6,559          6,472          144,167          181,130
------------------------------------------------------------------------------------------------------------------------------
   End of year                                                    $12,563        $ 6,559         $162,391         $144,167
==============================================================================================================================



                                                                  CONSERVATIVE ALLOCATION FUND
----------------------------------------------------------------------------------------------
                                                                        FOR THE YEAR ENDED
                                                                  ----------------------------
                                                                  MAY 31, 2004    MAY 31, 2003
----------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                        $   127          $ 107
Net realized gain (loss) on investments sold, futures and
   foreign currency transactions                                        112           (270)
Net unrealized appreciation on investments, futures and
   foreign currency translation                                         239            298
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         478            135
----------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                              (50)           (46)
   Class A                                                              (45)           (42)
   Class B                                                               (9)            (4)
   Class C                                                               (7)            (7)
   Class H                                                               (6)            (8)
Return of capital distributions:
   Class I                                                               --             (9)
   Class A                                                               --             (8)
   Class B                                                               --             (1)
   Class C                                                               --             (1)
   Class H                                                               --             (1)
----------------------------------------------------------------------------------------------
Total dividends and distributions                                      (117)          (127)
----------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                            2,063             65
   Class A                                                              288            381
   Class B                                                              756            594
   Class C                                                            1,058            157
   Class H                                                              186            517
Reinvestment of dividends and distributions:
   Class I                                                               43             49
   Class A                                                               42             48
   Class B                                                                9              5
   Class C                                                                6              7
   Class H                                                                6              9
----------------------------------------------------------------------------------------------
                                                                      4,457          1,832
----------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                             (112)           (26)
   Class A                                                              (60)           (66)
   Class B                                                             (241)          (163)
   Class C                                                             (432)          (110)
   Class H                                                           (1,094)           (68)
----------------------------------------------------------------------------------------------
                                                                     (1,939)          (433)
----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions             2,518          1,399
----------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               2,879          1,407
----------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                                  8,073          6,666
----------------------------------------------------------------------------------------------
   End of year                                                      $10,952         $8,073
==============================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

138 and 139

ARMADA FIXED INCOME FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (000)


                                                                        BOND FUND                GOVERNMENT MORTGAGE FUND
----------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                                              ----------------------------    ----------------------------
                                                              MAY 31, 2004    MAY 31, 2003    MAY 31, 2004    MAY 31, 2003
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                          $  20,482       $  33,063       $   9,966       $   8,730
Net realized gain (loss) on investments sold                      14,560          23,434          (4,142)          3,381
Net unrealized appreciation (depreciation) on investments        (38,182)         16,341          (4,585)            768
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   (3,140)         72,838           1,239          12,879
----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                       (20,019)        (31,011)         (9,641)         (9,079)
   Class A                                                          (474)           (513)           (730)           (712)
   Class B                                                           (54)            (78)           (235)           (278)
   Class C                                                            (9)             (8)            (60)            (40)
   Class H                                                            (3)             (2)            (14)             (9)
   Class R                                                            --              --              (6)             --
Distributions from net realized capital gains:
   Class I                                                            --              --              --              --
   Class A                                                            --              --              --              --
   Class B                                                            --              --              --              --
   Class C                                                            --              --              --              --
   Class H                                                            --              --              --              --
   Class R                                                            --              --              --              --
----------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                (20,559)        (31,612)        (10,686)        (10,118)
----------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                        50,119         153,760          31,849         113,292
   Class A                                                        17,849          34,132           9,817          33,944
   Class B                                                           222             454             370           2,363
   Class C                                                           319             274           1,043             768
   Class H                                                            38              93              25             446
   Class R                                                            --              --             345              --
Net asset value of shares issued from merger 1:
   Class I                                                            --              --         137,069              --
   Class A                                                            --              --           3,027              --
   Class B                                                            --              --           1,991              --
   Class C                                                            --              --           1,817              --
   Class H                                                            --              --             392
Reinvestment of dividends and distributions:
   Class I                                                         3,167           4,707           1,144           1,148
   Class A                                                           314             349             521             440
   Class B                                                            42              63             180             173
   Class C                                                             8               7              49              33
   Class H                                                             3               2               8               4
   Class R                                                            --              --               6              --
----------------------------------------------------------------------------------------------------------------------------
                                                                  72,081         193,841         189,653         152,611
----------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                      (232,199)       (380,531)       (107,938)       (111,993)
   Class A                                                       (21,302)        (29,724)        (13,575)        (29,886)
   Class B                                                          (788)           (678)         (2,876)         (2,099)
   Class C                                                          (386)            (42)         (1,731)           (316)
   Class H                                                          (143)             --            (848)            (47)
   Class R                                                            --              --            (127)             --
----------------------------------------------------------------------------------------------------------------------------
                                                                (254,818)       (410,975)       (127,095)       (144,341)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions       (182,737)       (217,134)         62,558           8,270
----------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         (206,436)       (175,908)         53,111          11,031
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                             634,598         810,506         217,748         206,717
----------------------------------------------------------------------------------------------------------------------------
   End of year                                                 $ 428,162       $ 634,598       $ 270,859       $ 217,748
============================================================================================================================



                                                                    INTERMEDIATE BOND FUND        LIMITED MATURITY BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                                                  ---------------------------    ------------------------------
                                                                  MAY 31, 2004   MAY 31, 2003    MAY 31, 2004     MAY 31, 2003
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                              $ 15,090       $  16,216        $  8,688        $  8,444
Net realized gain (loss) on investments sold                          7,291          11,793             266           2,219
Net unrealized appreciation (depreciation) on investments           (23,565)         14,335          (7,195)          3,285
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      (1,184)         42,344           1,759          13,948
-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                          (14,589)        (15,799)         (8,947)         (8,499)
   Class A                                                             (392)           (373)           (205)           (241)
   Class B                                                             (152)            (62)            (30)            (37)
   Class C                                                              (12)            (17)            (24)            (31)
   Class H                                                               (4)             (4)            (14)            (17)
   Class R                                                               --              --              (2)             --
Distributions from net realized capital gains:
   Class I                                                               --              --              --              --
   Class A                                                               --              --              --              --
   Class B                                                               --              --              --              --
   Class C                                                               --              --              --              --
   Class H                                                               --              --              --              --
   Class R                                                               --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                   (15,149)        (16,255)         (9,222)         (8,825)
-------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                          111,517         161,362         124,776         323,117
   Class A                                                            9,765           7,122          15,742          82,427
   Class B                                                            4,485           3,058             407             855
   Class C                                                              231             341           1,172             889
   Class H                                                               10             176              75             928
   Class R                                                               --              --             179              --
Net asset value of shares issued from merger 1:
   Class I                                                               --              --              --              --
   Class A                                                               --              --              --              --
   Class B                                                               --              --              --              --
   Class C                                                               --              --              --              --
   Class H                                                               --              --              --              --
Reinvestment of dividends and distributions:
   Class I                                                            3,374           3,922           2,350           2,504
   Class A                                                              296             258             146             160
   Class B                                                              137              52              26              31
   Class C                                                                8              13              17              26
   Class H                                                                3               4              12              14
   Class R                                                               --              --               1              --
-------------------------------------------------------------------------------------------------------------------------------
                                                                    129,826         176,308         144,903         410,951
-------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                          (78,874)       (118,380)       (121,999)       (234,872)
   Class A                                                           (7,180)         (5,684)        (19,268)        (78,399)
   Class B                                                           (1,263)           (456)           (640)           (525)
   Class C                                                             (343)           (149)         (1,298)           (255)
   Class H                                                             (232)             (5)         (1,127)            (76)
   Class R                                                               --              --             (38)             --
-------------------------------------------------------------------------------------------------------------------------------
                                                                    (87,892)       (124,674)       (144,370)       (314,127)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions            41,934          51,634             533          96,824
-------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              25,601          77,723          (6,930)        101,947
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                                435,334         357,611         324,699         222,752
-------------------------------------------------------------------------------------------------------------------------------
   End of year                                                     $460,935       $ 435,334       $ 317,769       $ 324,699
===============================================================================================================================



                                                                    TOTAL RETURN ADVANTAGE FUND
-----------------------------------------------------------------------------------------------
                                                                         FOR THE YEAR ENDED
                                                                    ---------------------------
                                                                    MAY 31, 2004   MAY 31, 2003
-----------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                                $ 11,021       $ 11,371
Net realized gain (loss) on investments sold                            5,384          7,166
Net unrealized appreciation (depreciation) on investments             (20,288)        14,282
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        (3,883)        32,819
-----------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                            (10,844)       (12,105)
   Class A                                                               (158)          (129)
   Class B                                                                (33)           (18)
   Class C                                                                (10)            (6)
   Class H                                                                 (2)            --
   Class R                                                                 (6)            --
Distributions from net realized capital gains:
   Class I                                                             (6,105)        (2,384)
   Class A                                                               (106)           (28)
   Class B                                                                (28)            (4)
   Class C                                                                 (7)            (2)
   Class H                                                                 (2)            --
   Class R                                                                 (7)            --
-----------------------------------------------------------------------------------------------
Total dividends and distributions                                     (17,308)       (14,676)
-----------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                            152,387         37,195
   Class A                                                              2,756          4,391
   Class B                                                                638            614
   Class C                                                                242            283
   Class H                                                                 39             49
   Class R                                                                411             --
Net asset value of shares issued from merger 1:
   Class I                                                                 --             --
   Class A                                                                 --             --
   Class B                                                                 --             --
   Class C                                                                 --             --
   Class H                                                                 --             --
Reinvestment of dividends and distributions:
   Class I                                                              8,172          7,956
   Class A                                                                173            115
   Class B                                                                 51             20
   Class C                                                                 16              8
   Class H                                                                  2             --
   Class R                                                                 12             --
-----------------------------------------------------------------------------------------------
                                                                      164,899         50,631
-----------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                            (66,926)       (81,053)
   Class A                                                             (2,391)        (1,923)
   Class B                                                               (289)           (70)
   Class C                                                               (210)            (1)
   Class H                                                                (89)            --
   Class R                                                                (86)            --
-----------------------------------------------------------------------------------------------
                                                                      (69,991)       (83,047)
-----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions              94,908        (32,416)
-----------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                73,717        (14,273)
-----------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                                  246,818        261,091
-----------------------------------------------------------------------------------------------
   End of year                                                       $320,535       $246,818
===============================================================================================

1 SEE NOTE 10 IN NOTES TO FINANCIAL STATEMENTS.

SEE NOTES TO FINANCIAL STATEMENTS.

140 and 141

ARMADA FIXED INCOME FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (000)


                                                                                                            INTERMEDIATE
                                                                     ULTRA SHORT BOND FUND             TAX EXEMPT BOND FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                                   FOR THE
                                                                   FOR THE          PERIOD             FOR THE YEAR ENDED
                                                                 YEAR ENDED    DECEMBER 2, 2002*   --------------------------
                                                                MAY 31, 2004     MAY 31, 2003      MAY 31, 2004   MAY 31, 2003
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                             $  2,442          $    781         $  6,796       $  6,896
Net realized gain (loss) on investments sold                          (248)              228              138            581
Net unrealized appreciation (depreciation) on investments             (828)              287           (7,876)         6,869
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      1,366             1,296             (942)        14,346
---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                          (2,707)             (783)          (6,867)        (6,672)
   Class A                                                             (27)               (1)            (172)          (158)
   Class B                                                              --                --              (25)           (24)
   Class C                                                              --                --               (2)            (2)
   Class H                                                              --                --               (1)            --
Distributions from net realized capital gains:
   Class I                                                              --                --               --             --
   Class A                                                              --                --               --             --
   Class B                                                              --                --               --             --
   Class C                                                              --                --               --             --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                   (2,734)             (784)          (7,067)        (6,856)
---------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                         130,614           157,332           32,280         30,238
   Class A                                                           4,325               121            8,375          5,446
   Class B                                                              --                --               30            118
   Class C                                                              --                --              133             68
   Class H                                                              --                --               50              5
Reinvestment of dividends and distributions:
   Class I                                                             481               282              231            281
   Class A                                                              24                --               79             77
   Class B                                                              --                --               11             12
   Class C                                                              --                --                2              2
   Class H                                                              --                --                1             --
---------------------------------------------------------------------------------------------------------------------------------
                                                                   135,444           157,735           41,192         36,247
---------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                         (83,062)          (28,527)         (38,189)       (29,913)
   Class A                                                          (1,264)              (12)          (4,370)        (8,661)
   Class B                                                              --                --              (54)           (85)
   Class C                                                              --                --             (137)            (1)
   Class H                                                              --                --              (56)            --
---------------------------------------------------------------------------------------------------------------------------------
                                                                   (84,326)          (28,539)         (42,806)       (38,660)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions           51,118           129,196           (1,614)        (2,413)
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                             49,750           129,708           (9,623)         5,077
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                               129,708                --          180,808        175,731
---------------------------------------------------------------------------------------------------------------------------------
   End of year                                                    $179,458          $129,708         $171,185       $180,808
=================================================================================================================================



                                                                   MICHIGAN INTERMEDIATE            OHIO INTERMEDIATE
                                                                    MUNICIPAL BOND FUND           TAX EXEMPT BOND FUND
----------------------------------------------------------------------------------------------------------------------------

                                                                     FOR THE YEAR ENDED            FOR THE YEAR ENDED

                                                                MAY 31, 2004   MAY 31, 2003   MAY 31, 2004   MAY 31, 2003
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                             $  6,289       $  6,615      $  6,560        $  6,669
Net realized gain (loss) on investments sold                           307            119           153             117
Net unrealized appreciation (depreciation) on investments           (7,148)         6,074        (7,993)          7,466
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       (552)        12,808        (1,280)         14,252
----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                          (5,829)        (5,934)       (6,095)         (6,198)
   Class A                                                            (546)          (578)         (418)           (431)
   Class B                                                             (55)           (64)          (21)            (11)
   Class C                                                              (4)           (10)          (28)            (32)
   Class H                                                              --             --            (3)             (4)
Distributions from net realized capital gains:
   Class I                                                              --           (309)           --              --
   Class A                                                              --            (30)           --              --
   Class B                                                              --             (4)           --              --
   Class C                                                              --             (1)           --              --
----------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                   (6,434)        (6,930)       (6,565)         (6,676)
----------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                          21,278         34,308        35,264          33,640
   Class A                                                           1,693          2,447         2,870           5,741
   Class B                                                              68            450           258             521
   Class C                                                               1             40           189             205
   Class H                                                              --             --            --             111
Reinvestment of dividends and distributions:
   Class I                                                             773            876           326             344
   Class A                                                             404            373           335             348
   Class B                                                              34             46            17               8
   Class C                                                               2              9            22              25
   Class H                                                                             --             1               1
----------------------------------------------------------------------------------------------------------------------------
                                                                    24,253         38,549        39,282          40,944
----------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                         (39,499)       (30,976)      (32,718)        (27,523)
   Class A                                                          (2,659)        (4,918)       (7,909)         (3,402)
   Class B                                                            (514)          (546)          (65)             --
   Class C                                                            (245)           (22)         (177)           (209)
   Class H                                                              --             --          (147)             --
----------------------------------------------------------------------------------------------------------------------------
                                                                   (42,917)       (36,462)      (41,016)        (31,134)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions          (18,664)         2,087        (1,734)          9,810
----------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            (25,650)         7,965        (9,579)         17,386
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                               163,748        155,783       184,702         167,316
----------------------------------------------------------------------------------------------------------------------------
   End of year                                                    $138,098       $163,748      $175,123        $184,702
============================================================================================================================



                                                                 PENNSYLVANIA INTERMEDIATE
                                                                    MUNICIPAL BOND FUND
---------------------------------------------------------------------------------------------

                                                                    FOR THE YEAR ENDED
                                                                ----------------------------
                                                                MAY 31, 2004   MAY 31, 2003
---------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                             $ 1,949         $ 2,149
Net realized gain (loss) on investments sold                           38             (35)
Net unrealized appreciation (depreciation) on investments          (2,624)          2,539
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      (637)          4,653
---------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                         (1,941)         (2,088)
   Class A                                                            (44)            (38)
   Class B                                                             --              --
   Class C                                                            (23)            (22)
   Class H                                                             --              --
Distributions from net realized capital gains:
   Class I                                                             --              --
   Class A                                                             --              --
   Class B                                                             --              --
   Class C                                                             --              --
---------------------------------------------------------------------------------------------
Total dividends and distributions                                  (2,008)         (2,148)
---------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                         10,906          10,534
   Class A                                                            543             273
   Class B                                                             --              --
   Class C                                                            147             590
   Class H                                                             20              --
Reinvestment of dividends and distributions:
   Class I                                                             40              72
   Class A                                                             20              16
   Class B                                                             --              --
   Class C                                                             12              16
   Class H                                                             --              --
---------------------------------------------------------------------------------------------
                                                                   11,688          11,501
---------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                         (9,231)         (8,847)
   Class A                                                           (320)           (235)
   Class B                                                             --              --
   Class C                                                           (139)           (193)
   Class H                                                            (20)             --
---------------------------------------------------------------------------------------------
                                                                   (9,710)         (9,275)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions           1,978           2,226
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              (667)          4,731
---------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                               57,528          52,797
---------------------------------------------------------------------------------------------
   End of year                                                    $56,861         $57,528
=============================================================================================

*COMMENCEMENT OF OPERATIONS.

SEE NOTES TO FINANCIAL STATEMENTS.

142 and 143

ARMADA FUNDS
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2004

1.  FUND ORGANIZATION

Armada Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 28, 1986. As of May 31, 2004, the Trust offered for sale shares of 31 Funds. Each Fund is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution and/or shareholder service fees, sales charges and investment minimums. With respect to the Equity, Asset Allocation, Fixed Income, and Tax Free Bond Funds, Class I Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge; and Class B, Class C and Class R Shares are sold with a contingent deferred sales charge. Front-end sales charges and contingent deferred sales charges may be reduced or waived under certain circumstances.

Effective March 3, 2004, Class C Shares were issued in exchange for Class H Shares of the respective funds, and Class H Shares were no longer offered.

The Trust currently offers five asset categories that consist of the following Funds (each referred to as a "Fund" or collectively as the "Funds"):

EQUITY FUNDS
International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund (formerly Small/Mid Cap Value Fund), S&P 500 Index Fund, Small Cap Core, Small Cap Growth Fund, Small Cap Value Fund and Tax Managed Equity Fund;

ASSET ALLOCATION FUNDS
Aggressive   Allocation  Fund,   Balanced   Allocation  Fund,  and  Conservative
Allocation Fund;

FIXED INCOME FUNDS
Bond Fund, Government Mortgage Fund (formerly U.S. Government Income Fund), Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and Ultra Short Bond Fund;

TAX FREE BOND FUNDS
Intermediate Tax Exempt Bond Fund (formerly National Tax Exempt Bond Fund), Michigan Intermediate Municipal Bond Fund (formerly Michigan Municipal Bond
Fund),  Ohio  Intermediate  Tax Exempt Bond Fund  (formerly Ohio Tax Exempt Bond
Fund) and Pennsylvania Intermediate Municipal Bond Fund (formerly Pennsylvania Municipal Bond Fund);

MONEY MARKET FUNDS
Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund, Treasury Money Market Fund and Treasury Plus Money Market Fund.

The financial statements presented herein are those of the Equity, Asset Allocation, Fixed Income and Tax Free Bond Funds. The financial statements of the Money Market Funds are not presented herein, but are presented separately.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION

Investment securities of the Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange

(normally 4:00 p.m., Eastern Time). Securities quoted on the NASD National Markets system are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. If, in the case of a security that is valued at last sale, there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available, are valued at the mean between the most recent bid and ask prices. However, certain fixed income prices furnished by pricing services may be based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems to determine value. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. Futures contracts are valued at the daily quoted settlement prices. Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value. The Aggressive Allocation and Conservative Allocation Funds invest in underlying Armada Funds. The investments in underlying Armada Funds or in any other Mutual Funds are valued at their respective net asset values as determined by those Funds each business day.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on an accrual basis. Discounts and premiums are accreted and amortized respectively, to interest income over the lives of the respective securities. Dividends are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Expenses common to all the Funds in the Trust are allocated among the Funds on the basis of average net assets. Distribution (12b-1) and shareholder servicing fees relating to a specific class are charged directly to that class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from the net investment income of Large Cap Core Equity, Large Cap Growth, Large Cap Value, Mid Cap Growth, S&P 500 Index, Tax Managed Equity, Aggressive Allocation and Balanced Allocation Funds, if any, are declared and paid quarterly; dividends from the net investment income of International
Equity, Mid Cap Value, Small Cap Core, Small Cap Growth and Small Cap Value Funds, if any, are declared and paid annually. Dividends from the net investment income of Bond, Government Mortgage, Intermediate Bond, Limited Maturity Bond, Total Return Advantage, Ultra Short Bond, Intermediate Tax Exempt Bond, Michigan Intermediate Municipal Bond, Ohio Intermediate Tax Exempt Bond, and Pennsylvania Intermediate Municipal Bond Funds are declared daily and paid monthly. Dividends from the net investment income of Conservative Allocation Fund are declared and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Funds.

FOREIGN CURRENCY TRANSLATION

The books and records of International Equity and Balanced Allocation Funds are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities

ARMADA FUNDS
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2004

stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in operations for the current period. The Fund does not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

FORWARD FOREIGN CURRENCY CONTRACTS

Certain Funds enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains or losses at the time the forward contracts are extinguished. Such contracts, which are designed to protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Also, although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

FUTURES CONTRACTS

Certain Funds may engage in futures contracts for the purpose of hedging against the value of the portfolio securities held and in the value of the securities a Fund intends to purchase, in order to maintain liquidity. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. The net unrealized gain/(loss), if any, is shown in the financial statements.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Financial futures contracts (Long Positions) open at May 31, 2004 were as follows:


                                     NOTIONAL
                      NUMBER           COST                          UNREALIZED
                        OF            AMOUNT        EXPIRATION       GAIN (LOSS)
FUND/INDEX           CONTRACTS         (000)           DATE             (000)
----------           ---------       --------       ----------       -----------

INTERNATIONAL EQUITY FUND:
Nikkei 225 Index       100           $ 9,879         06/14/04           $ 240
MSCI Sing Index        166             4,217         06/29/04               4
                                                                        -----
                                                                          244
                                                                        -----
LARGE CAP CORE EQUITY FUND:
S&P 500 Index           28             7,834         06/18/04               8
                                                                        -----
LARGE CAP GROWTH FUND:
S&P 500 Index           62            17,238         06/18/04             127
                                                                        -----
LARGE CAP VALUE FUND:
S&P 500 Index           18             5,130         06/18/04             (89)
                                                                        -----
S&P 500 INDEX FUND:
S&P 500 Index           46            13,065         06/18/04            (181)
                                                                        -----
BALANCED ALLOCATION FUND:
DJ Euro Stoxx 50        25               829         06/18/04               4
Nikkei 225 Index         4               395         06/14/04              10
MSCI Sing Index         14               356         06/29/04              --
S&P 500
  Index                 30             8,287         06/18/04             115
                                                                        -----
                                                                        $ 129
                                                                        -----

In connection with the outstanding futures contracts, $554,735, $448,000, $992,000, $288,000, $736,000, and $574,559 cash is held by the broker as collateral as of May 31, 2004 for the International Equity, Large Cap

Core Equity, Large Cap Growth, Large Cap Value, S&P 500 Index, and Balanced Allocation Funds, respectively.

In addition, assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated on the books of the respective Funds.

MORTGAGE DOLLAR ROLLS

For the purpose of enhancing the Fund's yield, Balanced Allocation, Bond, Government Mortgage, and Total Return Advantage Funds may enter into mortgage dollar rolls (principally in securities referred to as TBA's or To Be Announced) in which the Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Fund accounts for such dollar rolls as purchases and sales and maintains liquid, high-grade securities in an amount at least equal to its commitment to repurchase.

REPURCHASE AGREEMENTS

Repurchase Agreements are considered loans under the 1940 Act. In connection therewith, the Trust's custodian receives and holds collateral of not less than the repurchase price. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Trust maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

TRADED CUSTODY RECEIPTS

The Trust invests in securities that represent an interest in a diversified portfolio (the "Basket") of debt instruments (the underlying securities). Under the term of the Basket, the Trust has direct ownership in each underlying security equal to its pro rata interest in the Basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Trust. Traded custody receipts ("TRACERS") are custody receipts representing direct ownership in a static, unleveraged portfolio of 28 investment-grade corporate bonds with an approximate 10-year final legal maturity. Purchasers of TRACERS will generally have all the rights and privileges of owners of the underlying bonds. Purchasers must withdraw any underlying bond that has default or been downgraded below investment grade by Fitch, either in the form of cash proceeds from liquidation or the transfer of their pro rata share of the underlying bond.

As TRACERS approach final maturity date, it is expected that their market risk exposure will be reduced. Therefore, the volatility rating assigned to TRACERs is expected to improve (lowered) over time.

3.  INVESTMENT   ADVISER,   DISTRIBUTION   FEES   AND   OTHER  AFFILIATED  PARTY
    TRANSACTIONS

Fees paid by the Trust pursuant to the Advisory Agreements with National City Investment Management Company (the "Adviser" or "IMC"), an indirect wholly owned subsidiary of National City Corporation, are payable monthly based on an annual rate, listed in the table below, based on each Fund's average daily net assets. Effective April 2, 2004, National City Investment Management Company entered into an agreement with Allegiant Investment Counselors, Inc. ("Investment Counselors") pursuant to which Investment Counselors serves as sub-adviser to Armada Small Cap Core Fund. For its services, Investment Counselors is paid a fee by the Adviser equal to 0.50% of the average daily net assets of Armada Small Cap Core Fund.Investment Counselors is a wholly-owned subsidiary of National City Bank. The Adviser may from time to time waive its fees payable by the Funds. Such waivers are voluntary and may be discontinued at anytime. The table below also lists the waivers in effect for the year ended May 31, 2004.

ARMADA FUNDS
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2004

                                                         ANNUAL         FEE
                                                         RATE          WAIVER
                                                         ------        ------
International Equity Fund ........................       1.15%         0.00%
Large Cap Core Equity Fund .......................       0.75%         0.00%
Large Cap Growth Fund ............................       0.75%         0.00%
Large Cap Value Fund .............................       0.75%         0.00%
Mid Cap Growth Fund ..............................       1.00%         0.25%
Mid Cap Value Fund ...............................       1.00%         0.25%
S&P 500 Index Fund ...............................       0.35%         0.15%
Small Cap Core Fund ..............................       1.00%         0.00%
Small Cap Growth Fund ............................       1.00%         0.00%
Small Cap Value Fund .............................       1.00%         0.00%
Tax Managed Equity Fund ..........................       0.75%         0.25%
Aggressive Allocation Fund .......................       0.25%         0.25%
Balanced Allocation Fund .........................       0.75%         0.00%
Conservative Allocation Fund .....................       0.25%         0.25%
Bond Fund ........................................       0.55%         0.00%
Government Mortgage Fund .........................       0.55%         0.15%
Intermediate Bond Fund ...........................       0.55%         0.15%
Limited Maturity Bond Fund .......................       0.45%         0.10%
Total Return Advantage Fund ......................       0.55%         0.15%
Ultra Short Bond Fund ............................       0.40%         0.20%
Intermediate Tax Exempt Bond Fund ................       0.55%         0.15%
Michigan Intermediate Municipal Bond Fund ........       0.55%         0.15%
Ohio Intermediate Tax Exempt Bond Fund ...........       0.55%         0.15%
Pennsylvania Intermediate Municipal Bond
  Fund ...........................................       0.55%         0.15%

The Trust maintains a Shareholder Services Plan (the "Services Plan" ) with respect to the Class A, Class B and Class C Shares in the Funds. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class B and Class C Shares in consideration for payment, listed in the table below, on an annual basis of the net asset value of the Class A, Class B and Class C Shares.

                                                      ANNUAL RATE
                                           ----------------------------------
                                           CLASS A       CLASS B      CLASS C
                                           -------       -------      -------
International Equity Fund .............      0.25%        0.25%        0.25%
Large Cap Core Equity Fund ............      0.25%        0.25%        0.25%
Large Cap Growth Fund .................      0.25%        0.25%        0.25%
Large Cap Value Fund... ...............      0.25%        0.25%        0.25%
Mid Cap Growth Fund. ..................      0.25%        0.25%        0.25%
Mid Cap Value Fund ....................      0.25%        0.25%        0.25%
S&P 500 Index Fund ....................      0.25%        0.25%        0.25%
Small Cap Core Fund....................      0.25%        0.25%        0.25%
Small Cap Growth Fund .................      0.25%        0.25%        0.25%
Small Cap Value Fund ..................      0.25%        0.25%        0.25%
Tax Managed Equity Fund ...............      0.25%        0.25%        0.25%
Aggressive Allocation Fund ............      0.25%        0.25%        0.25%
Balanced Allocation Fund ..............      0.25%        0.25%        0.25%
Conservative Allocation Fund ..........      0.25%        0.25%        0.25%
Bond Fund .............................      0.25%        0.25%        0.25%

                                                      ANNUAL RATE
                                           ----------------------------------
                                           CLASS A       CLASS B      CLASS C
                                           -------       -------      -------
Government Mortgage Fund ..............      0.25%        0.25%        0.25%
Intermediate Bond Fund ................      0.25%        0.25%        0.25%
Limited Maturity Bond Fund ............      0.25%        0.25%        0.25%
Total Return Advantage Fund ...........      0.25%        0.25%        0.25%
Ultra Short Bond Fund .................      0.25%          --           --
Intermediate Tax Exempt
  Bond Fund ...........................      0.25%        0.25%        0.25%
Michigan Intermediate
  Municipal Bond Fund .................      0.25%        0.25%        0.25%
Ohio Intermediate Tax Exempt
  Bond Fund ...........................      0.25%        0.25%        0.25%
Pennsylvania Intermediate
  Municipal Bond Fund .................      0.25%        0.25%        0.25%

National City Bank ("NCB"), an affiliate of the Adviser, serves as the Trust's Custodian. For its services as the Custodian, NCB receives fees at the following rates (i) 0.020% of the first $100 million of average daily gross assets; (ii) 0.010% of the next $650 million of average daily gross assets; and (iii) 0.008% of the average daily gross assets in excess of $750 million. NCB also receives a bundled transaction charge of 0.25% of the monthly asset-based custodial fee and is reimbursed for out-of-pocket expenses.

The Trust and Professional Funds Distributor, LLC ("PFD" or the "Distributor") are parties to a distribution agreement dated May 1, 2003. The Trust has adopted a distribution plan for Class I and Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class I and Class A Shares plan, the Trust reimburses the Distributor for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds' Class I and Class A Shares. Currently, the Funds are accruing 0.05% for Class I and Class A Shares, with the exception of S&P 500 Index and Tax Managed Equity Funds, which are currently being charged 0.005% for Class I and Class A Shares, and Mid Cap Value and Ultra Short Bond Funds which are currently being charged 0.02% for Class I and Class A Shares. The Trust also has adopted plans under Rule 12b-1 with respect to Class B and Class C Shares pursuant to which the Trust, excluding Aggressive Allocation and

Conservative Allocation Funds, compensates the Distributor for distribution services in an amount up to 0.75% per annum of the average daily net assets of the Funds' Class B and Class C Shares. Aggressive Allocation and Conservative Allocation Funds compensate the Distributor for distribution services in an amount of up to 0.65% per annum of the average daily net assets of the Funds' Class B and Class C Shares. In addition, the Trust has adopted a plan under Rule 12b-1 for Class R Shares, the Trust compensates the distributor in an amount up to 0.60% per annum of average daily net assets of the Funds' Class R Shares.

Each Trustee receives an annual fee of $20,000 plus $4,000 for each Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional $16,000 per annum for services in such capacity. The Trustees and Chairman fees are paid for services rendered to all of the Funds and are allocated amoung the Funds based on the average daily net assets of the Funds. No person who is an officer, director, trustee, or employee of the Adviser, the Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

Trustees who receive fees are eligible for participation in the Trust's Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

The Trust, PFPC Inc. ("PFPC") and NCB are parties to a Co-Administration and Accounting Services Agreement effective as of June 1, 2003, under which PFPC and NCB provide administration and accounting services in exchange for fees at the annual rate of 0.07% based on average daily net assets of the Trust's Funds, of which 0.0325% is allocated to PFPC and 0.0375% is allocated to NCB. The Co-Administrators use their own resources to pay advertising, marketing and other expenses for support of the Funds on behalf of the Trust.

Expenses paid by the Trust for the year ended May 31, 2004, include legal fees of $444,866 paid to Drinker, Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the Armada Money Market Funds, provided that investments in the Money Market Funds do not exceed 25% of the investing Fund's total assets. Dividends received from such investments are reported as Income from affiliate in the Statement of Operations.

4.  INVESTMENTS

During the year ended May 31, 2004, purchases and sales of investments, other than short-term investments or U.S. government obligations, aggregated:

                                               PURCHASES (000)    SALES (000)
                                               ---------------    -----------
International Equity Fund ................       $  333,207       $  419,550
Large Cap Core Equity Fund ...............          264,702          233,550
Large Cap Growth Fund ....................          986,517        1,016,926
Large Cap Value Fund .....................          261,657          327,376
Mid Cap Growth Fund ......................          215,653          235,512
Mid Cap Value Fund .......................           58,361           45,934
S&P 500 Index Fund .......................           58,973            2,216
Small Cap Core Fund ......................           30,410            1,061
Small Cap Growth Fund ....................          669,600          716,406
Small Cap Value Fund .....................        1,154,292        1,238,973
Tax Managed Equity Fund ..................               --           53,400
Aggressive Allocation Fund ...............            7,690            3,337
Balanced Allocation Fund .................          169,563          182,981
Conservative Allocation Fund .............            4,168            2,272
Bond Fund ................................           93,894          229,263
Government Mortgage Fund .................              299            2,453
Intermediate Bond Fund ...................          111,845          117,512
Limited Maturity Bond Fund ...............          133,247           81,235
Total Return Advantage Fund ..............          348,154          294,006
Ultra Short Bond Fund ....................           83,999           20,209
Intermediate Tax Exempt Bond
  Fund ...................................           30,065           16,244
Michigan Intermediate Municipal
  Bond Fund ..............................            7,981           19,569
Ohio Intermediate Tax Exempt Bond
  Fund ...................................           31,550           24,265
Pennsylvania Intermediate
  Municipal Bond Fund ....................           11,454            7,749

Purchases and sales of long-term U.S. government obligations were:

                                               PURCHASES (000)    SALES (000)
                                               ---------------    -----------
Balanced Allocation Fund .................       $  142,697       $  134,427
Bond Fund ................................        1,687,807        1,589,698
Government Mortgage Fund .................        1,096,863          944,188
Intermediate Bond Fund ...................          666,232          592,163
Limited Maturity Bond Fund ...............          381,795          365,000
Total Return Advantage Fund ..............          119,196           77,785
Ultra Short Bond Fund ....................          204,611          147,244

ARMADA FUNDS
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2004


5.  FEDERAL INCOME TAXES

Each Fund is classified as a separate taxable entity for Federal income tax purposes and intends to qualify or continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales, foreign currency and losses and the "mark-to-market" of certain futures and certain Passive Foreign Investment Companies (PFICs) for tax purposes. In addition, certain funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.



Accordingly, the following permanent differences, have been reclassed to/from the following accounts:


                                               UNDISTRIBUTED NET
                                                  INVESTMENT        ACCUMULATED NET
                                                    INCOME          REALIZED GAINS     PAID-IN CAPITAL
                                                     (000)               (000)              (000)
                                               -----------------    ---------------    ---------------
International Equity Fund .................         $1,621            $ (1,621)            $   --
Large Cap Growth Fund .....................          2,115              20,141            (22,256)
Mid Cap Growth Fund .......................            756                  --               (756)
Mid Cap Value Fund ........................             98                (181)                83
S&P 500 Index Fund ........................            (29)                 29                 --
Small Cap Core Fund .......................             26                  --                (26)
Small Cap Growth Fund .....................          2,216                  --             (2,216)
Small Cap Value Fund ......................          2,513              (2,513)                --
Tax Managed Equity Fund ...................            (85)             (4,296)             4,381
Balanced Allocation Fund ..................             15                 (15)                --
Bond Fund .................................            125                (125)                --
Government Mortage Fund ...................           (599)                599                 --
Intermediate Bond Fund ....................             75                 (84)                 9
Limited Maturity Bond Fund ................            560                 (81)              (479)
Total Return Advantage Fund ...............           (404)               (303)               707
Ultra Short Bond Fund .....................            295                (295)                --
Michigan Municipal Bond Fund ..............              6                  --                 (6)
Ohio Intermediate Tax-Exempt Bond Fund ....             (1)                 --                  1

The tax character of dividends and distributions paid during the years ended May 31, 2004 and May 31, 2003 were as follows:


                                                                         LONG-TERM
                                               TAX-EXEMPT    ORDINARY     CAPITAL       RETURN
                                                 INCOME       INCOME       GAIN       OF CAPITAL      TOTAL
                                                  (000)        (000)       (000)         (000)        (000)
                                               ----------    --------     ---------    ---------     -------
International Equity Fund
   2004 ...................................       $ --       $ 4,850       $   --        $ --        $ 4,850
   2003 ...................................         --         1,290           --          --          1,290
Large Cap Core Equity Fund
   2004 ...................................         --         1,574           --          --          1,574
   2003 ...................................         --         1,282           --          --          1,282
Large Cap Growth Fund
   2004 ...................................         --           345        2,116          --          2,461
   2003 ...................................         --         1,959           --          --          1,959


                                                                         LONG-TERM
                                               TAX-EXEMPT    ORDINARY     CAPITAL       RETURN
                                                 INCOME       INCOME       GAIN       OF CAPITAL      TOTAL
                                                  (000)        (000)       (000)         (000)        (000)
                                               ----------    --------    --------     ----------     -------
Large Cap Value Fund
   2004 ....................................    $   --       $ 7,950      $    --        $ --        $ 7,950
   2003 ....................................        --         9,247        1,258          --         10,505
Mid Cap Growth Fund
   2004 ....................................        --            --           --          10             10
   2003 ....................................        --            --           --          --             --
Mid Cap Value Fund
   2004 ....................................        --         1,289          251          --          1,540
   2003 ....................................        --            66           --          --             66
S&P 500 Index Fund
   2004 ....................................        --         4,555           --          --          4,555
   2003 ....................................        --         3,872           --          --          3,872
Small Cap Value Fund
   2004 ....................................        --         2,502       25,613          --         28,115
   2003 ....................................        --        32,108       10,250         495         42,853
Tax Managed Equity Fund
   2004 ....................................        --         1,362       11,712          --         13,074
   2003 ....................................        --         1,114        1,552          --          2,666
Aggressive Allocation Fund
   2004 ....................................        --            26           --          --             26
   2003 ....................................        --            --           --          48             48
Balanced Allocation Fund
   2004 ....................................        --         1,455           --          --          1,455
   2003 ....................................        --         2,615           --          --          2,615
Conservative Allocation Fund
   2004 ....................................        --           117           --          --            117
   2003 ....................................        --           107           --          20            127
Bond Fund
   2004 ....................................        --        20,559           --          --         20,559
   2003 ....................................        --        31,612           --          --         31,612
Government Mortgage Fund
   2004 ....................................        --        10,686           --          --         10,686
   2003 ....................................        --        10,118           --          --         10,118
Intermediate Bond Fund
   2004 ....................................        --        15,149           --          --         15,149
   2003 ....................................        --        16,255           --          --         16,255
Limited Maturity Bond Fund
   2004 ....................................        --         9,222           --          --          9,222
   2003 ....................................        --         8,825           --          --          8,825
Total Return Advantage Fund
   2004 ....................................        --        13,110        4,198          --         17,308
   2003 ....................................        --        12,754        1,922          --         14,676
Ultra Short Bond Fund
   2004 ....................................        --         2,734           --          --          2,734
   2003 ....................................        --           784           --          --            784
Intermediate Tax Exempt Bond Fund
   2004 ....................................     7,046            21           --          --          7,067
   2003 ....................................     6,824            32           --          --          6,856
Michigan Intermediate Municipal Bond Fund
   2004 ....................................     6,420            14           --          --          6,434
   2003 ....................................     6,586            76          268          --          6,930
Ohio Intermediate Tax Exempt Bond Fund
   2004 ....................................     6,564             1           --          --          6,565
   2003 ....................................     6,676            --           --          --          6,676
Pennsylvania Intermediate Municipal Bond Fund
   2004 ....................................     2,008            --           --          --          2,008
   2003 ....................................     2,148            --           --          --          2,148

ARMADA FUNDS
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2004


As of May 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:


                                                                                                                           TOTAL
                                                                                                                       DISTRIBUTABLE
                            UNDISTRIBUTED UNDISTRIBUTED UNDISTRIBUTED    CAPITAL     POST-    UNREALIZED     OTHER       EARNINGS
                               ORDINARY    TAX-EXEMPT     LONG-TERM       LOSS      OCTOBER  APPRECIATION   TEMPORARY  (ACCUMULATED
                                INCOME       INCOME     CAPITAL GAIN  CARRYFORWARD  LOSSES  (DEPRECIATION) DIFFERENCES    LOSSES)
                                 (000)        (000)         (000)         (000)      (000)       (000)        (000)        (000)
                             ------------ ------------- ------------- ------------  ------- -------------- ----------- -------------
International Equity Fund ..  $ 4,192        $ --         $     --     $(165,469)    $  --     $34,997       $    --    $(126,280)
Large Cap Core Equity Fund .      277          --            3,121            --        --      11,762            --       15,160
Large Cap Growth Fund ......       --          --           11,263       (19,250)       --      83,486            --       75,499
Large Cap Value Fund .......    1,111          --            6,885            --        --      53,325            --       61,321
Mid Cap Growth Fund ........       --          --               --       (77,010)       --       4,929            --      (72,081)
Mid Cap Value Fund .........    3,552          --            3,298            --        --       7,874            --       14,724
S&P 500 Index Fund .........      814          --               --       (31,485)       --      12,204            --      (18,467)
Small Cap Core Fund ........       --          --               --            --      (437)       (831)           --       (1,268)
Small Cap Growth Fund ......       --          --               --       (75,996)       --       5,003            --      (70,993)
Small Cap Value Fund .......   73,122          --          109,640            --        --      93,393            --      276,155
Tax Managed Equity Fund ....      160          --           29,395            --        --     114,494            --      144,049
Aggressive Allocation Fund .        3          --               --          (800)       --         576            --         (221)
Balanced Allocation Fund ...      439          --               --       (13,373)       --       8,593            --       (4,341)
Conservative Allocation Fund       10          --               --          (177)       --         361            --          194
Bond Fund ..................    1,443          --               --       (28,262)       --          47        (1,255)     (28,027)
Government Mortgage Fund ...      759          --               --        (6,676)   (3,344)      2,849          (981)      (7,393)
Intermediate Bond Fund .....      941          --               --        (2,528)       --      (1,909)         (921)      (4,417)
Limited Maturity Bond Fund .       64          --               --        (6,336)       --      (1,833)          (51)      (8,156)
Total Return Advantage Fund     1,407          --            2,626            --        --      (1,353)         (683)       1,997
Ultra Short Bond Fund ......      423          --               --          (315)     (229)       (541)         (194)        (856)
Intermediate Tax Exempt Bond
  Fund .....................       --         153               --          (870)       --       7,289          (544)       6,028
Michigan Intermediate Municipal
  Bond Fund ................       --         248              223            --        --       9,308          (500)       9,279
Ohio Intermediate Tax Exempt
  Bond Fund ................       --         491               --        (1,751)       --       6,994          (505)       5,229
Pennsylvania Intermediate
  Municipal Bond Fund ......       --         105               --           (57)       --       1,972          (167)       1,853

Post-October losses represent losses realized on investment transactions from November 1, 2003 through May 31, 2004 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

At May 31, 2004, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:


                                                                             EXPIRING MAY 31,
                                               ---------------------------------------------------------------------------------
                                                2005      2006      2008      2009      2010       2011       2012      TOTAL
                                                (000)     (000)     (000)     (000)     (000)      (000)      (000)     (000)
                                               ------     -----    -------    ------   -------    --------    ------   ---------
International Equity Fund* ...............     $   --     $ --     $   --     $   --   $48,073    $117,396    $   --   $165,469
Large Cap Growth Fund*** .................         --       --         --         --        --      19,250        --     19,250
Mid Cap Growth Fund ......................         --       --         --         --    39,130      37,880        --     77,010
S&P 500 Index Fund .......................         --       --         --      7,305     3,753      20,427        --     31,485
Small Cap Growth Fund ....................         --       --         --         --     7,155      68,841        --     75,996
Aggressive Allocation Fund ...............         --       --         --         --       129         443       228        800
Balanced Allocation Fund .................         --       --         --         --        --      13,373        --     13,373
Conservative Allocation Fund .............         --       --         --         --        --         177        --        177
Bond Fund* ...............................         --       --         --     16,309    11,953          --        --     28,262
Government Mortgage Fund** ...............         --       --      1,551      2,228        --          --     2,897      6,676
Intermediate Bond Fund* ..................         --       --         --      1,359     1,169          --        --      2,528
Limited Maturity Bond Fund* ..............      1,140      724      1,834        755     1,651          --       232      6,336
Ultra Short Bond Fund ....................         --       --         --         --        --          --       315        315


                                                                                 EXPIRING MAY 31,
                                                  ----------------------------------------------------------------------------------
                                                    2005      2006       2008      2009      2010       2011       2012      TOTAL
                                                    (000)     (000)      (000)     (000)     (000)      (000)      (000)     (000)
                                                  --------  --------   --------  --------  ---------  --------- ---------  ---------
Intermediate Tax Exempt Bond Fund* ............      $ --      $--       $ --     $  870     $ --        $ --     $ --       $  870
Ohio Intermediate Tax Exempt Bond Fund ........        --       --         97      1,654       --          --       --        1,751
Pennsylvania Intermediate Municipal Bond Fund .        --       --         54         --       --          --        3           57

*   THE AMOUNT OF THIS LOSS WHICH CAN BE UTILIZED IN SUBSEQUENT  YEARS IS SUBJECT TO AN ANNUAL  LIMITATION  DUE TO THE FUND'S MERGER
    WITH ITS RESPECTIVE PARKSTONE FUND ON JUNE 9, 2000.
**  THE AMOUNT OF THIS LOSS WHICH CAN BE UTILIZED IN SUBSEQUENT  YEARS IS SUBJECT TO AN ANNUAL  LIMITATION  DUE TO THE FUND'S MERGER
    WITH THE ARMADA GNMA FUND ON NOVEMBER 21, 2003.
*** THE AMOUNT OF THIS LOSS WHICH CAN BE UTILIZED IN SUBSEQUENT  YEARS IS SUBJECT TO AN ANNUAL  LIMITATION  DUE TO THE FUND'S MERGER
    WITH THE ARMADA LARGE CAP ULTRA FUND ON APRIL 23, 2004.

During the year ended May 31, 2004, Limited Maturity Bond Fund had capital loss carry-forwards of $479,174 that expired.

During the year ended May 31, 2004, capital loss carry-forwards that were utilized to offset capital gains were as follows:

                                                     (000)
                                                    -------
International Equity Fund ......................    $37,684
Large Cap Core Equity Fund .....................      6,802
Large Cap Growth Fund ..........................     30,314
Large Cap Value Fund ...........................     16,071
Mid Cap Growth Fund ............................     10,896
Mid Cap Value Fund .............................        241
S&P 500 Index Fund .............................      1,409
Small Cap Growth Fund ..........................     35,639
Small Cap Value Fund ...........................     43,136
Balanced Allocation Fund .......................     14,729
Conservative Allocation Fund ...................         85
Bond Fund ......................................     14,619
Intermediate Bond Fund .........................      7,859
Intermediate Tax Exempt Bond Fund ..............        107
Ohio Intermediate Tax Exempt Bond Fund .........        153

At May 31, 2004, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:


                                                              FEDERAL          AGGREGATE            AGGREGATE
                                                             TAX COST     GROSS APPRECIATION   GROSS DEPRECIATION       NET
                                                               (000)             (000)                (000)            (000)
                                                             --------     ------------------   ------------------     --------
International Equity Fund ...............................    $257,226          $ 42,259             $ (7,553)         $ 34,706
Large Cap Core Equity Fund ..............................     209,410            12,959               (1,197)           11,762
Large Cap Growth Fund ...................................     655,181            87,424               (3,938)           83,486
Large Cap Value Fund ....................................     524,097            76,353              (23,028)           53,325
Mid Cap Growth Fund .....................................      86,927             8,627               (3,698)            4,929
Mid Cap Value Fund ......................................      54,482             8,792                 (918)            7,874
S&P 500 Index Fund ......................................     392,961            63,087              (50,883)           12,204
Small Cap Core Fund .....................................      30,932               501               (1,332)             (831)
Small Cap Growth Fund ...................................     159,594            12,637               (7,634)            5,003
Small Cap Value Fund ....................................     975,911           120,649              (27,256)           93,393
Tax Managed Equity Fund .................................      13,149           114,494                   --           114,494
Aggressive Allocation Fund ..............................      11,963               672                  (96)              576
Balanced Allocation Fund ................................     159,903            11,639               (3,066)            8,573
Conservative Allocation Fund ............................      10,585               361                   --               361
Bond Fund ...............................................     523,215             6,499               (6,452)               47
Government Mortgage Fund ................................     395,108             4,209               (1,360)            2,849
Intermediate Bond Fund ..................................     458,613             4,190               (6,099)           (1,909)
Limited Maturity Bond Fund ..............................     316,664               867               (2,700)           (1,833)
Total Return Advantage Fund .............................     318,863             4,277               (5,630)           (1,353)
Ultra Short Bond Fund ...................................     177,767                97                 (638)             (541)
Intermediate Tax Exempt Bond Fund .......................     158,530             7,843                 (554)            7,289
Michigan Intermediate Municipal Bond Fund ...............     127,385             9,408                 (100)            9,308
Ohio Intermediate Tax Exempt Bond Fund ..................     165,253             7,473                 (479)            6,994
Pennsylvania Intermediate Municipal Bond Fund ...........      54,241             2,255                 (283)            1,972

ARMADA FUNDS
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2004


6.  SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Transactions in capital shares are summarized on the following pages for the Funds.


                                                                           (000)
                           ----------------------------------------------------------------------------------------------------
                               CLASS I            CLASS A           CLASS B           CLASS C           CLASS H         CLASS R
                           ----------------   ---------------   ---------------   ---------------   ----------------    -------
                            YEAR     YEAR      YEAR    YEAR      YEAR    YEAR      YEAR    YEAR      YEAR     YEAR      PERIOD
                            ENDED    ENDED     ENDED   ENDED     ENDED   ENDED     ENDED   ENDED     ENDED    ENDED      ENDED
                           5/31/04  5/31/03   5/31/04 5/31/03   5/31/04 5/31/03   5/31/04 5/31/03   5/31/04  5/31/03    5/31/04
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
Shares issued ...........  11,263   121,819    7,377   49,381      33       28       729     112        1        9         40
Share reinvested ........      92        26       13        3       2       --         1      --       --       --         --
Shares redeemed ......... (23,872) (134,937) (10,288) (46,581)    (98)    (117)     (660)   (119)     (11)      --        (12)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) . (12,517)  (13,092)  (2,898)   2,803     (63)     (89)       70      (7)     (10)       9         28
===============================================================================================================================
LARGE CAP CORE EQUITY FUND
Shares issued ...........   4,943     3,272      409      389     186       27        51      14       13       13         45
Share reinvested ........     112       122        3        3      --       --        --      --       --       --         --
Shares redeemed .........  (1,713)     (515)    (108)    (204)    (34)     (35)      (43)     (6)     (27)      --         (6)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) .   3,342     2,879      304      188     152       (8)        8       8      (14)      13         39
===============================================================================================================================
LARGE CAP GROWTH FUND
Shares issued ...........   4,454     4,648      868    5,587     213       81        23       7        1        4         31
Share reinvested ........      62        60       18        6      --       --        --      --       --       --         --
Merger shares ...........   2,773        --      339       --     170       --        18      --       --       --         --
Shares redeemed .........  (7,871)   (8,863)  (1,590)  (2,885)    (44)     (34)      (12)     (6)      (5)      (2)       (15)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) .    (582)   (4,095)    (365)   2,714     339       47        29       1       (4)       2         16
===============================================================================================================================
LARGE CAP VALUE FUND
Shares issued ...........   5,531     9,255      539      647     284       92        36       5        7        8         50
Share reinvested ........     123       291       25       34       4        4        --      --       --       --         --
Shares redeemed .........  (9,564)  (20,620)    (500)    (744)   (147)    (199)      (16)     (5)     (14)      (2)       (20)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) .  (3,910)  (11,074)      64      (63)    141     (103)       20      --       (7)       6         30
===============================================================================================================================
MID CAP GROWTH FUND
Shares issued ...........     930     1,475      759    4,262     153       58        33       9        2        7         --
Share reinvested ........       1        --       --       --      --       --        --      --       --       --         --
Shares redeemed .........  (3,763)  (10,412)    (748)  (4,440)   (411)    (464)      (12)     (6)      (9)      --         --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) .  (2,832)   (8,937)      11     (178)   (258)    (406)       21       3       (7)       7         --
===============================================================================================================================
MID CAP VALUE FUND*
Shares issued ...........   1,616     3,810      340      157     287       --        69      --       15       --         25
Share reinvested ........      45         1        8       --       5       --         1      --       --       --         --
Shares redeemed .........  (1,071)     (219)     (50)     (28)    (11)      --        (1)     --      (15)      --         (4)
-------------------------------------------------------------------------------------------------------------------------------
Net increase ............     590     3,592      298      129     281       --        69      --       --       --         21
===============================================================================================================================
S&P 500 INDEX FUND
Shares issued ...........  17,186     9,854      798    1,430     117       94        86      23       19        4        240
Share reinvested ........     449       429       13       13       1        1        --       1       --       --          1
Shares redeemed ......... (11,412)  (10,191)    (657)    (785)    (24)     (24)      (16)    (14)     (25)      (4)       (93)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) .   6,223        92      154      658      94       71        70      10       (6)      --        148
===============================================================================================================================

*  MID CAP VALUE FUND COMMENCED OPERATIONS ON JULY 1, 2002.


                                                                           (000)
                           ----------------------------------------------------------------------------------------------------
                               CLASS I            CLASS A           CLASS B           CLASS C           CLASS H         CLASS R
                           ----------------   ---------------   ---------------   ---------------   ----------------    -------
                            YEAR     YEAR      YEAR    YEAR      YEAR    YEAR      YEAR    YEAR      YEAR     YEAR      PERIOD
                            ENDED    ENDED     ENDED   ENDED     ENDED   ENDED     ENDED   ENDED     ENDED    ENDED      ENDED
                           5/31/04  5/31/03   5/31/04 5/31/03   5/31/04 5/31/03   5/31/04 5/31/03   5/31/04  5/31/03    5/31/04
-------------------------------------------------------------------------------------------------------------------------------
SMALL CAP CORE FUND**
Shares issued ..........    3,053        --       25       --       3       --        32      --       --       --         --
Share reinvested .......       --        --       --       --      --       --        --      --       --       --         --
Shares redeemed ........       (1)       --       --       --      --       --        --      --       --       --         --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)     3,052        --       25       --       3       --        32      --       --       --         --
===============================================================================================================================
SMALL CAP GROWTH FUND
Shares issued ..........    4,739     7,435    3,075    2,742     147       45       108      25        6        7         27
Share reinvested .......       --        --       --       --      --       --        --      --       --       --         --
Shares redeemed ........  (10,308)  (16,337)  (3,036)  (2,684)   (244)    (258)      (77)    (26)     (12)      (2)        (8)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)    (5,569)   (8,902)      39       58     (97)    (213)       31      (1)      (6)       5         19
===============================================================================================================================
SMALL CAP VALUE FUND
Shares issued ..........    8,609    13,901    3,612    9,122     167      351       418     578        5       37         --
Share reinvested .......      758     1,549      222      242      16       28        17      25        1        3         --
Shares redeemed ........  (15,769)  (16,741)  (3,024)  (2,859)    (78)    (102)     (152)   (156)     (61)      (5)        --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)    (6,402)   (1,291)     810    6,505     105      277       283     449      (55)      35         --
===============================================================================================================================
TAX MANAGED EQUITY FUND
Shares issued ..........      426     1,088      105      285      22       63        19       4        1        9         --
Share reinvested .......      539        78       93       18      55        7         6       1       --       --         --
Shares redeemed ........   (4,882)   (2,530)    (387)    (403)   (116)    (204)      (13)    (32)     (12)      (1)        --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)    (3,917)   (1,364)    (189)    (100)    (39)    (134)       12     (27)     (11)       8         --
===============================================================================================================================
AGGRESSIVE ALLOCATION FUND
Shares issued ..........      443       146        4       53      91       67        88       9        3       20         --
Share reinvested .......        1         2        1        3      --       --        --      --       --       --         --
Shares redeemed ........      (19)      (43)     (17)     (24)     (9)      (7)       (6)     (4)     (77)      (3)        --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)       425       (27)      48       32      82       60        82       5      (74)      17         --
===============================================================================================================================
BALANCED ALLOCATION FUND
Shares issued ..........    3,083     2,463      740      960     238      255       132      19        9       75         --
Share reinvested .......      140       261       12       30       1        5        --       1       --        1         --
Shares redeemed ........   (2,853)   (5,962)    (901)    (884)   (188)    (199)      (25)    (22)    (100)     (23)        --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)       370    (3,238)    (149)     106      51       61       107      (2)     (91)      53         --
===============================================================================================================================
CONSERVATIVE ALLOCATION FUND
Shares issued ..........      205         7       29       42      76       65       103      17       19       57         --
Share reinvested .......        4         5        4        5       1        1         1       1        1        1         --
Shares redeemed ........      (11)       (3)      (6)      (7)    (24)     (19)      (43)    (12)    (108)      (8)        --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)       198         9       27       40      53       47        61       6      (88)      50         --
===============================================================================================================================
BOND FUND
Shares issued ..........    4,903    15,147    1,712    3,325      22       45        31      27        4        9         --
Share reinvested .......      311       466       31       34       4        6         1       1       --       --         --
Shares redeemed ........  (22,723)  (37,538)  (2,056)  (2,892)    (77)     (67)      (38)     (4)     (14)      --         --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)   (17,509)  (21,925)    (313)     467     (51)     (16)       (6)     24      (10)       9         --
===============================================================================================================================
GOVERNMENT MORTGAGE FUND
Shares issued ..........    3,385    12,185    1,039    3,548      39      248       110      80        2       47         37
Share reinvested .......      122       120       55       46      19       18         5       3        1        1          1
Merger shares ..........   14,509        --      320       --     211       --       193      --       42       --         --
Shares redeemed ........  (11,452)  (12,050)  (1,439)  (3,124)   (306)    (220)     (184)    (33)     (90)      (5)       (14)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)     6,564       375      (25)     516     (37)      64       124      53      (45)      44         24
===============================================================================================================================

** SMALL CAP CORE FUND COMMENCED OPERATIONS ON APRIL 2, 2004.

ARMADA FUNDS
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2004


                                                                           (000)
                           ----------------------------------------------------------------------------------------------------
                               CLASS I            CLASS A           CLASS B           CLASS C           CLASS H         CLASS R
                           ----------------   ---------------   ---------------   ---------------   ----------------    -------
                            YEAR     YEAR      YEAR    YEAR      YEAR    YEAR      YEAR    YEAR      YEAR     YEAR      PERIOD
                            ENDED    ENDED     ENDED   ENDED     ENDED   ENDED     ENDED   ENDED     ENDED    ENDED      ENDED
                           5/31/04  5/31/03   5/31/04 5/31/03   5/31/04 5/31/03   5/31/04 5/31/03   5/31/04  5/31/03    5/31/04
-------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND
Shares issued ...........  10,259    15,096      891      658     410      281        21      32        1       16         --
Share reinvested ........     310       364       27       24      13        5         1       1       --       --         --
Shares redeemed .........  (7,237)  (11,025)    (654)    (526)   (116)     (43)      (32)    (14)     (21)      --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) .   3,332     4,435      264      156     307      243       (10)     19      (20)      16         --
===============================================================================================================================
LIMITED MATURITY BOND FUND
Shares issued ...........  12,357    32,021    1,547    8,138      40       85       116      88        7       92         18
Share reinvested ........     233       248       14       16       2        3         2       2        1        1         --
Shares redeemed ......... (12,119)  (23,288)  (1,893)  (7,744)    (63)     (52)     (129)    (25)    (111)      (7)        (4)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) .     471     8,981     (332)     410     (21)      36       (11)     65     (103)      86         14
===============================================================================================================================
TOTAL RETURN ADVANTAGE FUND
Shares issued ...........  14,355     3,512      261      414      59       57        23      26        4        5         39
Share reinvested ........     775       752       16       11       5        2         1       1       --       --          1
Shares redeemed .........  (6,318)   (7,684)    (225)    (183)    (27)      (7)      (20)     --       (8)      --         (8)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) .   8,812    (3,420)      52      242      37       52         4      27       (4)       5         32
===============================================================================================================================
ULTRA SHORT BOND FUND***
Shares issued ...........  12,999    15,667      431       12      --       --        --      --       --       --         --
Share reinvested ........      48        28        2       --      --       --        --      --       --       --         --
Shares redeemed .........  (8,271)   (2,837)    (126)      (1)     --       --        --      --       --       --         --
-------------------------------------------------------------------------------------------------------------------------------
Net increase ............   4,776    12,858      307       11      --       --        --      --       --       --         --
===============================================================================================================================
INTERMEDIATE TAX EXEMPT BOND FUND
Shares issued ...........   3,103     2,912      811      524       3       11        13       7        5       --         --
Share reinvested ........      22        27        8        7       1        1        --      --       --       --         --
Shares redeemed .........  (3,672)   (2,883)    (420)    (837)     (5)      (8)      (13)     --       (5)      --         --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) .    (547)       56      399     (306)     (1)       4        --       7       --       --         --
===============================================================================================================================
MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
Shares issued ...........   1,891     3,047      151      218       6       40        --       3       --       --         --
Share reinvested ........      69        78       36       33       3        4        --       1       --       --         --
Shares redeemed .........  (3,518)   (2,761)    (238)    (437)    (46)     (49)      (22)     (2)      (7)      --         --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) .  (1,558)      364      (51)    (186)    (37)      (5)      (22)      2       (7)      --         --
===============================================================================================================================
OHIO INTERMEDIATE TAX EXEMPT BOND FUND
Shares issued ...........   3,070     2,950      250      502      23       46        16      18       --       10         --
Share reinvested ........      28        30       29       31       1        1         2       2       --       --         --
Shares redeemed .........  (2,856)   (2,413)    (693)    (300)     (6)      --       (16)    (18)     (13)      --         --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) .     242       567     (414)     233      18       47         2       2      (13)      10         --
===============================================================================================================================
PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
Shares issued ...........   1,014       985       50       25      --       --        14      55        2       --         --
Share reinvested ........       4         7        2        2      --       --         1       2       --       --         --
Shares redeemed .........    (858)     (829)     (30)     (22)     --       --       (13)    (18)      (2)      --         --
-------------------------------------------------------------------------------------------------------------------------------
Net increase ............     160       163       22        5      --       --         2      39       --       --         --
===============================================================================================================================

***ULTRA SHORT BOND FUND COMMENCED OPERATIONS ON DECEMBER 2, 2002.

7.  MARKET AND CREDIT RISK

Some countries in which certain of the Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition of the Fund.

Balanced Allocation, Bond, Government Mortgage, Intermediate Bond, Limited Maturity Bond, Total Return Advantage and Ultra Short Bond Funds may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss of premium, if any has been paid.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

Michigan Intermediate Municipal Bond, Ohio Intermediate Tax Exempt Bond and Pennsylvania Intermediate Municipal Bond Funds follow an investment policy of investing primarily in municipal obligations of one state. Intermediate Tax Exempt Bond Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by Intermediate Tax Exempt Bond, Michigan Intermediate Municipal Bond, Ohio
Intermediate  Tax Exempt Bond,  and  Pennsylvania  Intermediate  Municipal  Bond
Funds.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Statements of Net Assets.

The Funds invest in securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At May 31, 2004, the percentage of portfolio investments by each revenue source was as follows:

                       INTERMEDIATE     MICHIGAN         OHIO       PENNSYLVANIA
                            TAX       INTERMEDIATE    INTERMEDIATE  INTERMEDIATE
                          EXEMPT        MUNICIPAL     TAX EXEMPT      MUNICIPAL
                           BOND           BOND           BOND            BOND
                       ------------   ------------    ------------  ------------
Agency ...............     34.7%          19.2%           19.7%          44.8%
General Obligations ..     53.4           64.4            69.7           40.7
Hospital .............      0.7            6.8             5.0            2.5
Prerefunded &
  Escrowed to
  Maturity ...........      2.7            8.6             4.3            8.4
Utility ..............      8.5            1.0             1.3            3.6
                          ------         ------          ------         ------
                          100.0%         100.0%          100.0%         100.0%

The rating of long-term debt as a percentage of total value of investments at May 31, 2004, is as follows:

                        INTERMEDIATE     MICHIGAN        OHIO       PENNSYLVANIA
                            TAX       INTERMEDIATE   INTERMEDIATE  INTERMEDIATE
 STANDARD & POOR'S/        EXEMPT        MUNICIPAL    TAX EXEMPT      MUNICIPAL
 MOODY'S RATINGS            BOND          BOND           BOND           BOND
 ------------------     ------------  ------------   ------------  -------------
    AAA/Aaa                65.0%           78.5%         67.9%          74.8%
     AA/Aa                 28.9            16.0          26.0           19.5
      A/A                   6.1              --           4.2            3.6
    BBB/Baa                  --             4.7           1.5            0.5
      NR                     --             0.8           0.4            1.6
                          ------          ------        ------         ------
                          100.0%          100.0%        100.0%         100.0%

ARMADA FUNDS
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2004


Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their lowest rating.

8.  SECURITIES LENDING

To generate additional income, the Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with Union Bank of California
(UBOC), the securities lending agent. The Funds may lend up to 331/3% of securities in which they are invested requiring that the loan be continuously secured by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities loaned. The Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral. The Funds receive 60% of the interest received on the collateral net of any expenses incurred by UBOC. In consideration of services rendered pursuant to the Securities Lending Record Administration Agreement, UBOC will pay PFPC Inc., which serves in the capacity of the Record Administrator, 10% of the interest earned. The Record Administrator from time to time uses a portion of such income to pay advertising and marketing expenses for the benefit of the Funds.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by IMC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of IMC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. The loaned securities were fully collateralized by cash, U.S. government securities, short-term corporate notes and repurchase agreements as described below, together with the market value of securities on loan as of May 31, 2004.

9.  IN KIND TRANSFERS OF SECURITIES

During the year ended May 31, 2004, Tax Managed Equity Fund distributed securities in lieu of cash for an affiliated Class I shareholder redemption. The shareholder received a pro-rata portion of Tax Managed Equity Fund's holdings. The value of the redemptions were as follows:

                                                         NET
                                                      REALIZED
                                        VALUE           GAIN
                                       OF THE        INCLUDED IN     SHARES
                                     REDEMPTION      REDEMPTION     REDEEMED
                                     ----------      -----------    --------
Tax Managed Equity
  Fund ..........................    $4,431,370       $3,933,723     449,885

Net realized gains from these transactions are not taxable to the Funds. Such gains are not distributed to shareholders and will be reclassified to paid in capital at the Fund's fiscal year end. This transaction was completed following guidelines approved by the Board of Trustees.

10. FUND MERGERS/REORGANIZATIONS

Effective November 21, 2003, all of the assets and liabilities of GNMA Fund were transferred into Government Mortgage Fund. Under the Plan of Reorganization, approved on November 18, 2003 by shareholders of GNMA Fund, 15,274,880 shares of Government Mortgage Fund were issued for net assets of $144,295,749 (including unrealized appreciation of $2,750,253 and accumulated net realized losses of $789,834) of GNMA Fund in a tax free exchange. The net assets of GNMA Fund of $144,295,749 were combined with Government Mortgage Fund's net assets of $173,925,556 (including unrealized depreciation of $2,710,943) aggregating net assets of $318,221,305, immediately after the combination.

Effective April 23, 2004, all of the assets and liabilities of Large Cap Ultra Fund were transferred into Large Cap Growth Fund. Under the Plan of Reorganization,
approved on April 20, 2004 by shareholders of Large Cap Ultra Fund, 3,300,291 shares of Large Cap Growth Fund were issued for net assets of $63,258,943 (including unrealized appreciation of $16,427,203 and accumulated net realized losses of $41,782,399) of Large Cap Ultra Fund in a tax free exchange. The net assets of Large Cap Ultra Fund of $63,258,943 were combined with Large Cap Growth Fund's net assets of $695,770,544 (including unrealized appreciation of $106,885,113) aggregating net assets of $759,029,487, immediately after the combination.

11. INDEMNIFICATIONS

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is immaterial. The Funds have not had prior claims or losses pursuant to the contracts and expect the risk of loss to be remote.

ARMADA FUNDS
SUPPLEMENTARY PROXY INFORMATION
(UNAUDITED)

A Special Meeting of Shareholders of the Armada Large Cap Ultra Fund (the "Fund") was held on April 20, 2004. Shareholders of the Fund approved a Plan of Reorganization (the "Reorganization") providing for the transfer of all of the assets and liabilities of the Fund in exchange for shares of the Armada Large Cap Growth Fund. Shareholders approved the Reorganization and the assets of the Fund were transferred on April 23, 2004. The following represents the voting results of the proposal considered at the meeting.


                                                SHARES         % OF      % OF
                                                 VOTED         VOTED     TOTAL
                                             -------------    -------   -------
FOR ....................................     5,562,197.843    99.682%   72.947%
AGAINST ................................           604.322     0.011     0.008
ABSTAIN ................................        17,140.571     0.307     0.225




--------------------------------------------------------------------------------
N-PX

The Securities and Exchange Commission ("SEC") has adopted the requirement that all Funds file their complete proxy voting record with the SEC on an annual basis on new Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year. A description of the policies and procedures that Armada Funds uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how Armada Funds voted proxies during the most recent 12-month period ending June 30, 2004, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Fund's website at www.armadafunds.com, or the SEC's website at http://www.sec.gov.

                               INVESTMENT ADVISER
                   National City Investment Management Company
                             1900 East Ninth Street
                              Cleveland, Ohio 44114


                                   DISTRIBUTOR
                       Professional Funds Distributor, LLC
                                 760 Moore Road
                            King of Prussia, PA 19406


                                  LEGAL COUNSEL
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996





                                                                  [LOGO OMITTED]
                                                                       ARMADA(R)
                                                                           FUNDS

[LOGO OMITTED]
ARMADA(R)
    FUNDS

www.armadafunds.com


760 Moore Road
King of Prussia, PA 19406




INVESTMENT ADVISER:

[LOGO OMITTED]
NATIONAL CITY(R)
INVESTMENT MANAGEMENT COMPANY

1900 East Ninth Street, 22nd Floor
Cleveland, OH 44114

ARM-AR-001-0400

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that John Durkott and Richard Furst is each qualified as an audit committee financial expert serving on its audit committee and that each is "independent," as defined by paragraph (a)(2) of this Item.

The board of trustees determined that Richard Furst qualified as an audit committee financial expert pursuant to paragraph (c)(4) of this Item because, in addition to his long service on the registrant's board of trustees, (i) he holds graduate degrees in finance, (ii) he has been a professor of finance at, and dean of the business school for, a major U.S. university, and (iii) he has served on the audit committees of several other companies, including one that files reports with the Commission.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Audit Fees
     --------------

         The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of its annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $639,100 and
         $661,500   for  the  fiscal   years   ended  May  31,  2004  and  2003,
         respectively.

     (b) Audit-Related Fees
     ----------------------

         The aggregate fees billed in each of the last two fiscal years for assurance and related services by the registrant's principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $0 and $0 for the fiscal years ended May 31, 2004 and 2003, respectively.

         The aggregate fees billed in each of the last two fiscal years for assurance and related services by the registrant's principal accountant for services relating to the performance of the audit of the financial statements of the registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the registrant were $86,000 and $75,000 for the registrant's fiscal years ended May 31, 2004 and 2003, respectively. This audit-related service was for the preparation of a report on Controls Placed in Operation and Tests of Operating Effectiveness of the National City Trust Division.

     (c) Tax Fees
     ------------
         The aggregate fees billed in each of the last two fiscal years for professional services rendered by the registrant's principal accountant for tax compliance, tax advice, and tax planning were $0 and $0 for the fiscal years ended May 31, 2004 and May 31, 2003, respectively.

     (d) All Other Fees
     ------------------
         The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant's principal accountant to the registrant other than those set forth in paragraphs (a), (b) and
         (c) of this Item were $0 and $0 for the fiscal years ended May 31, 2004 and 2003, respectively.

     (e)(1) The audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X are as follows:

            The Audit Committee shall:

            1. Determine  the  firm to be  employed  as the  Funds'  independent auditors and the terms of their engagement for the Funds' audit and non-audit services.

               (a) The Audit Committee shall review and approve proposals for the independent auditors to render permissible non-audit services. The Audit Committee may adopt pre-approval policies and procedures, including both general pre-approvals and terms for specific case-by-case approvals, and may delegate the authority to grant such pre-approvals to one or more members of the Committee.

               (b) The pre-approval requirement may be waived with respect to the provision of non-audit services for the Funds if: (i) the aggregate amount of all such non-audit services provided to the Funds constitutes not more than 5% of the total amount of revenues paid by the Funds to its independent auditor during the fiscal year in which the non-audit services are provided;
                   (ii) such services were not recognized at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit.

            2. Review and approve in advance with the independent auditors each non-audit engagement involving the Funds' independent auditor and the Funds' investment adviser and any entity controlling, controlled by or under common control with the adviser ("control affiliates") where: (i) the investment adviser or its control affiliate provides ongoing services to the Funds; and (ii) the engagement relates directly to the operations and financial reporting of the Funds.

               (a) The pre-approval requirement may be waived if: (i) the aggregate amount of all services provided constitutes not more than 5% of the total amount of revenues paid to the Funds' independent auditor by the Funds' investment adviser and its control affiliates that provide ongoing services to the Funds during the fiscal year in which the services are provided that would have to be pre-approved by the Funds' Audit Committee; (ii) such services were not recognized by the Funds' adviser or its control affiliates (that provide ongoing services to the Fund) at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                   (b) 100%

                   (c) n/a

                   (d) n/a

     (f) Not applicable.

     (g) The aggregate non-audit fees billed in each of the last two fiscal years by the registrant's principal accountant for services rendered to the registrant and to its investment adviser(s) and other service providers under common control with the adviser(s) that provides ongoing services to the registrant were $367,800 and $442,800 for the registrant's fiscal years ended May 31, 2004 and May 31, 2003, respectively.

     (h) This item is not applicable because the principal accountant did not provide any non audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Full schedules of investments are included in the shareholder reports filed herewith pursuant to Item 1.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Code of ethics that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certification  pursuant  to Rule  30a-2(b)  under  the  1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)       Armada Funds
             --------------------------------------------------------
By (Signature and Title)   /s/ Herbert Martens
                        ---------------------------------------------
                           Herbert Martens, President & Trustee
                           (principal executive officer)

Date                       August 6, 2004
    -----------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)   /s/ Herbert Martens
                        ---------------------------------------------
                           Herbert Martens, President & Trustee
                           (principal executive officer)

Date                       August 6, 2004
    -----------------------------------------------------------------


By (Signature and Title)   /s/ Dennis J. Westley
                        ---------------------------------------------
                            Dennis J. Westley, Treasurer
                            (principal financial officer)

Date                       August 6, 2004
    -----------------------------------------------------------------